As filed with the Securities and Exchange Commission on October 28, 1997
                              Registration Nos. 33-54748
                                                                 811-7346

                         SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [ X ]

                                 Pre-Effective Amendment No.        [     ]

                                 Post-Effective Amendment No.  31   [ X ]
                                                              ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ X ]

                                           Amendment No.  33         [ X ]


                                     (Check appropriate box or boxes)

                                         The Munder Funds, Inc.
                      (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street, Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: (810) 647-9200

                                         Julie A. Tedesco, Esq.
                         First Data Investor Services Group, Inc.
                          One Exchange Place, 8th Floor
                           Boston, Massachusetts 02109

                                                              Copies to:

Lisa Anne Rosen, Esq.                                       Paul F. Roye, Esq.
Munder Capital Management                               Dechert Price & Rhoads
480 Pierce Street                                      1500 K Street, N.W.
Birmingham, Michigan 48009                             Washington, DC 20005

         [X] It is proposed that this filing will become effective October 29, 1997 pursuant to paragraph (b) of Rule 485.

         The Registrant has elected to register an indefinite number of shares of common stock under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed the notice required by Rule 24f-2 with respect to its fiscal year ended June 30, 1997 on August 28, 1997.

                                                     THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                     (Equity Funds Class A, B and C Shares)

                                                                Part A
                                                               --------

                  Item                                             Heading
                  ------                                         ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices; Structure and
                                                                                Management of the Funds

         5.       Management of the Fund                               Structure and Management of the Funds; Fund Choices;
                                                                      Dividends,
                                                                                Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Funds; Purchases and
                                                                      Exchanges
                                                                                of Shares; Redemptions of Shares; Dividends,
                                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered                          Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable



                                                        THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                     (Income Funds Class A, B and C Shares)

                                                                Part A
                                                               --------

                  Item                                            Heading
                  ------                                     ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices; Structure and
                                                                                Management of the Funds

         5.       Management of the Fund                               Structure and Management of the Funds; Fund Choices;
                                                                      Dividends,
                                                                                Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Funds; Purchases and
                                                                      Exchanges
                                                                                of Shares; Redemptions of Shares; Dividends,
                                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered                          Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable


                                                        THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                  (Money Market Funds Class A, B and C Shares)

                                                                Part A
                                                               --------

                  Item                                            Heading
                  ------                                        ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices; Structure and
                                                                                Management of the Funds

         5.       Management of the Fund                            Structure and Management of the Funds; Fund Choices; Dividends,
                                                                                Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities               Structure and Management of the Funds; Purchases and Exchanges
                                                                                of Shares; Redemptions of Shares; Dividends,
                                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered                          Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable


                                                        THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for The Munder Funds, Inc.
                                  (NetNet Fund)

                                                                Part A
                                                               --------

                  Item                                        Heading
                  ------                                    ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Information; Structure and
                                                                                Management of the Fund

         5.       Management of the Fund                               Structure and Management of the Fund; Fund Information;
                                                                                Dividends, Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Fund; Purchases of Shares;
                                                                                Redemptions of Shares; Dividends, Distributions and
                                                                                Taxes

         7.       Purchase of Securities Being Offered                          Purchases of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable



                                                        THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for The Munder Funds, Inc.
                     (Lifestyle Funds Class A and B Shares)

                                                                Part A
                                                               --------

                  Item                                           Heading
                  ------                                     ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices; Structure and
                                                                                Management of the Funds

         5.       Management of the Fund                           Structure and Management of the Funds; Fund Choices; Dividends,
                                                                                Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities               Structure and Management of the Funds; Purchases and Exchanges
                                                                                of Shares; Redemptions of Shares; Dividends,
                                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered                          Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable



                               THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for The Munder Funds, Inc.
                 (Equity Selection Fund Class A, B and C Shares)

                                                                Part A
                                                               --------

                  Item                                      Heading
                  ------                                  ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Information; Structure and
                                                                                Management of the Fund

         5.       Management of the Fund                               Structure and Management of the Fund; Fund Information;
                                                                                Dividends, Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Fund; Purchases and Exchanges
                                                                                of Shares; Redemptions of Shares; Dividends,
                                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered                          Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable



                                                        THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                                                           (Class K Shares)

                                                                Part A
                                                               --------

                  Item                                               Heading
                  ------                                       ----------


         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices; Structure and
                                                                                Management of the Fund

         5.       Management of the Fund                            Structure and Management of the Fund; Fund Choices; Dividends,
                                                                                Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Fund; Purchases of Shares;
                                                                                Redemptions of Shares; Dividends, Distributions and
                                                                                Taxes

         7.       Purchase of Securities Being Offered                          Purchases of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable



                               THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for The Munder Funds, Inc.
                                    (Equity Selection Fund Class K Shares)

                                                                Part A
                                                               --------
                Item                                            Heading
                  ------                                       ----------


         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Information; Structure and
                                                                                Management of the Fund

         5.       Management of the Fund                               Structure and Management of the Fund; Fund Information;
                                                                                Dividends, Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Fund; Purchases and Exchanges
                                                                                of Shares; Redemptions of Shares; Dividends,
                                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered                          Purchases of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable





                                                        THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                         Prospectus for The Munder Funds
                                                           (Class Y Shares)

                                                                Part A
                                                               --------
                  Item                                             Heading
                  ------                                        ----------



         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices; Structure and
                                                                                Management of the Funds

         5.       Management of the Fund                           Structure and Management of the Funds; Fund Choices; Dividends,
                                                                                Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Funds; Purchases of Shares;
                                                                                Redemptions of Shares; Dividends, Distributions and
                                                                                Taxes

         7.       Purchase of Securities Being Offered                          Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable



                                                        THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for The Munder Funds, Inc.
                                         (Lifestyle Funds Class Y Shares)

                                                                Part A
                                                               --------

                  Item                                           Heading
                  ------                                       ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Choices; Structure and
                                                                                Management of the Funds

         5.       Management of the Fund                           Structure and Management of the Funds; Fund Choices; Dividends,
                                                                                Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities               Structure and Management of the Funds; Purchases and Exchanges
                                                                                of Shares; Redemptions of Shares; Dividends,
                                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered                          Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable


                               THE MUNDER FUNDS, INC.

                              CROSS-REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for The Munder Funds, Inc.
                              (Equity Selection Fund Class Y Shares)

                                                                Part A
                                                               --------
                  Item                                               Heading
                  ------                                       ----------

         1.       Cover Page                                                    Cover Page

         2.       Synopsis                                             Fund Highlights; Financial Information

         3.       Condensed Financial Information                      Financial Information

         4.       General Description of Registrant                    Cover Page; Fund Highlights; Fund Information; Structure and
                                                                                Management of the Fund

         5.       Management of the Fund                               Structure and Management of the Fund; Fund Information;
                                                                                Dividends, Distributions and Taxes; Performance

         6.       Capital Stock and Other Securities                   Structure and Management of the Fund; Purchases and Exchanges
                                                                                of Shares; Redemptions of Shares; Dividends,
                                                                                Distributions and Taxes

         7.       Purchase of Securities Being Offered                          Purchases and Exchanges of Shares

         8.       Redemption or Repurchase                             Redemptions of Shares

         9.       Pending Legal Proceedings                            Not Applicable



                                                                Part B
                                                               --------
                                                          (The Munder Funds)

                  Item                                              Heading
                  ------                                         ----------

         10.      Cover Page                                                    Cover Page

         11.      Table of Contents                                    Table of Contents

         12.      General Information and History                               See Prospectus --"Structure and Management of the
                                                                                Funds;" General; Trustees, Directors and Officers

         13.      Investment Objectives and Policies              Fund Investments; Investment Limitations; Portfolio Transactions

         14.      Management of the Fund                               See Prospectus --"Structure and Management of the Funds;"
                                                                                Trustees, Directors and Officers; Miscellaneous

         15.      Control Persons and Principal                                 See Prospectus --
                  Holders of Securities                                   "Structure and Management of the Funds;" Miscellaneous

         16.      Investment Advisory and Other Services               Investment Advisory and Other Service Arrangements; See
                                                                           Prospectus -- " Structure and Management of the Funds "

         17.      Brokerage Allocation and Other Practices             Portfolio Transactions

         18.      Capital Stock and Other Securities                   See Prospectus --"Structure and Management of the Funds;"
                                                                                Additional Information Concerning Shares

         19.      Purchase, Redemption and Pricing                     Additional Purchase and
                  of Securities Being Offered                                   Redemption Information; Net Asset Value; Additional
                                                                                Information Concerning Shares





         20.      Tax Status                                                    Taxes

         21.      Underwriters                                                  Investment Advisory and Other Service Arrangements

         22.      Calculation of Performance Data                      Performance Information

         23.      Financial Statements                                          Financial Statements


                                                                Part B
                                                               --------
                                  (NetNet Fund)

                  Item                                                Heading
                  ------                                        ----------

         10.      Cover Page                                                    Cover Page

         11.      Table of Contents                                    Table of Contents

         12.      General Information and History                               See Prospectus --"Structure and Management of the
                                                                                Fund;" General; Directors and Officers

         13.      Investment Objectives and Policies              Fund Investments; Investment Limitations; Portfolio Transactions

         14.      Management of the Fund                               See Prospectus --"Structure and Management of the Fund;"
                                                                                Directors and Officers; Miscellaneous

         15.      Control Persons and Principal                                 See Prospectus --
                  Holders of Securities                                     "Structure and Management of the Fund;" Miscellaneous

         16.      Investment Advisory and Other Services               Investment Advisory and Other Service Arrangements; See
                                                                            Prospectus -- " Structure and Management of the Fund "

         17.      Brokerage Allocation and Other Practices             Portfolio Transactions

         18.      Capital Stock and Other Securities                   See Prospectus --"Structure and Management of the Fund;"
                                                                                Additional Information Concerning Shares

         19.      Purchase, Redemption and Pricing                     Additional Purchase and
                  of Securities Being Offered                                   Redemption Information; Net Asset Value; Additional
                                                                                Information Concerning Shares





         20.      Tax Status                                                    Taxes

         21.      Underwriters                                                  Investment Advisory and Other Service Arrangements

         22.      Calculation of Performance Data                      Performance Information

         23.      Financial Statements                                          Financial Statements


                                                                Part B
                                                               --------
                              (The Lifestyle Funds)

                  Item                                              Heading
                  ------                                        ----------

         10.      Cover Page                                                    Cover Page

         11.      Table of Contents                                    Table of Contents

         12.      General Information and History                               See Prospectus --"Structure and Management of the
                                                                                Funds;" General; Directors and Officers

         13.      Investment Objectives and Policies                nd Investments; Investment Limitations; Portfolio Transactions

         14.      Management of the Fund                               See Prospectus --"Structure and Management of the Funds;"
                                                                                Directors and Officers; Miscellaneous

         15.      Control Persons and Principal                                 See Prospectus --
                  Holders of Securities                                    "Structure and Management of the Funds;" Miscellaneous

         16.      Investment Advisory and Other Services               Investment Advisory and Other Service Arrangements; See
                                                                           Prospectus -- " Structure and Management of the Funds "

         17.      Brokerage Allocation and Other Practices             Portfolio Transactions

         18.      Capital Stock and Other Securities                   See Prospectus --"Structure and Management of the Funds;"
                                                                                Additional Information Concerning Shares

         19.      Purchase, Redemption and Pricing                     Additional Purchase and
                  of Securities Being Offered                                   Redemption Information; Net Asset Value; Additional
                                                                                Information Concerning Shares






         20.      Tax Status                                                    Taxes

         21.      Underwriters                                                  Investment Advisory and Other Service Arrangements

         22.      Calculation of Performance Data                      Performance Information

         23.      Financial Statements                                          Financial Statements


                                                        THE MUNDER FUNDS, INC.


The purpose of this Post-Effective Amendment filing is to respond to the Staff's comments with respect to Post-Effective Amendment No. 29 to the Company's Registration Statement and to bring the financial statements and other information up to date under Section 10(a)(3) of the Securities Act of 1933, as amended.

This filing does not include the Prospectus and Statement of Additional Information for the Munder Financial Services Fund which are included in Post-Effective Amendment No. 28.


                                                           CLASS A, B & C SHARES


                [LOGO OF THE MUNDER FUNDS]

                Investments
                  for all seasons


                                                                      Prospectus

                                                                OCTOBER 29, 1997

                                                         THE MUNDER EQUITY FUNDS
                                                             Accelerating Growth
                                                                        Balanced
                                                                 Growth & Income
                                                            International Equity
                                                                Micro-Cap Equity
                                                                  Mid-Cap Growth
                                                             Multi-Season Growth
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth
                                                                           Value


                                                    THE MUNDER FRAMLINGTON FUNDS
                                                    Framlington Emerging Markets
                                                          Framlington Healthcare
                                                Framlington International Growth



                                                  Prospectus begins on next page

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES

  The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes investment portfolios offered by the Trust (the "Trust Funds"), the Company (the "Company Funds") and Framlington ("Framlington Funds") described below (referred to as the "Funds"):

                        Munder Accelerating Growth Fund
                             Munder Balanced Fund
                          Munder Growth & Income Fund
                       Munder International Equity Fund
                         Munder Micro-Cap Equity Fund
                          Munder Mid-Cap Growth Fund
                        Munder Multi-Season Growth Fund
                   Munder Real Estate Equity Investment Fund
                          Munder Small-Cap Value Fund
                       Munder Small Company Growth Fund
                               Munder Value Fund
                   Munder Framlington Emerging Markets Fund
                      Munder Framlington Healthcare Fund
                 Munder Framlington International Growth Fund

  Munder Capital Management (the "Advisor") serves as the investment adviser of the Funds.

  This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR  DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE   SECURITIES
   COMMISSION NOR HAS THE  SECURITIES AND EXCHANGE  COMMISSION OR ANY  STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF  THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A   CRIMINAL
      OFFENSE.

                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

             THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Funds?..............................   3
Financial Information......................................................   5
Fund Choices
  What Funds are offered?..................................................  30
  Who may want to invest in the Funds?.....................................  36
  What are the Funds' investments and investment practices?................  37
  What are the risks of investing in the Funds?............................  42
Performance
  How is the Funds' performance calculated?................................  43
  Where can I obtain performance data?.....................................  44
Purchases and Exchanges of Shares
  What share class should I choose for my investment?......................  44
  What price do I pay for shares?..........................................  44
  When can I purchase shares?..............................................  47
  What is the minimum required investment?.................................  47
  How can I purchase shares?...............................................  47
  How can I exchange shares?...............................................  48
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  48
  When can I redeem shares?................................................  50
  How can I redeem shares?.................................................  50
  When will I receive redemption amounts?..................................  51
Structure and Management of the Funds
  How are the Funds structured?............................................  51
  Who manages and services the Funds?......................................  51
  What are my rights as a shareholder?.....................................  54
Dividends, Distributions and Taxes
  When will I receive distributions from the Funds?........................  54
  How will distributions be made?..........................................  54
  Are there tax implications of my investments in the Funds?...............  54
Additional Information.....................................................  55

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are the Funds' goals?

A: . The Accelerating Growth Fund, Framlington Emerging Markets Fund,
     Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.

 . The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment
   Fund seek to provide capital appreciation and current income.

Q: What are the Funds' strategies?

A: The Funds, other than the Balanced Fund, invest primarily in Equity Securities. The Balanced Fund allocates its assets primarily among three types of assets--Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

Q: What are the Funds' risks?

  The following table summarizes the primary risks of investing in the Funds:

             FUND                                    RISK
-------------------------------------------------------------------------------
  All Funds                    Potential loss of investment due to changes in
                               the stock market in general, changes in the
                               stock prices of particular companies and
                               perceptions about particular industries.
-------------------------------------------------------------------------------
  International Equity Fund,   Because of large investments in foreign
  Framlington International    securities, the Funds are riskier than domestic
  Growth Fund and Framlington  funds due to factors such as freezes on
  Emerging Markets Fund        convertibility of currency, changes in exchange
                               rates, political instability and differences in
                               accounting and reporting standards.
-------------------------------------------------------------------------------
  Micro-Cap Equity Fund,       Because of large investments in mid-
  Small-Cap Value Fund,        capitalization, small-capitalization and/or
  Mid-Cap Growth Fund and      emerging growth companies, the Funds are riskier
  Small Company Growth Fund    than large-capitalization funds since such
                               companies typically have greater earnings
                               fluctuations and greater reliance on a few key
                               customers than larger companies.
-------------------------------------------------------------------------------
  Real Estate Equity           These Funds concentrate their investments in
  Investment Fund and          single industries and could experience larger
  Framlington Healthcare Fund  price fluctuations than funds invested in a broader range of industries.
-------------------------------------------------------------------------------

Q: What are the options for investment in the Funds?

A: Each Fund offers five different investment options, or classes: Class A, B, C, K and Y. Class K and Y shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.

                                      MAXIMUM FRONT     MAXIMUM
       CLASS    RULE 12B-1 FEES *   END SALES LOAD **   CDSC ***
       -----    -----------------   -----------------   --------
      Class A         0.25%               5.5%          None+
      Class B            1%               None          5%
      Class C            1%               None          1%, if redeemed within
                                                        1 year of purchase

--------
     * An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.
    ** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
   *** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.

    +A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

(i) If you invest over $250,000, you must buy Class A or Class C Shares.

Q: How do I buy and sell shares of the Funds?

A: Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $500 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

  Shares may be redeemed (sold back to the Fund) by mail or by telephone.

  You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and Framlington, and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q: What shareholder privileges do the Funds offer?

A:

       CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
  -------------------------  ------------------------- -------------------------
  Automatic Investment Plan  Automatic Investment Plan Automatic Investment Plan
  Automatic Withdrawal Plan  Automatic Withdrawal Plan Automatic Withdrawal Plan
  Retirement Plans           Retirement Plans          Retirement Plans
  Telephone Exchanges        Telephone Exchanges       Telephone Exchanges
  Rights of Accumulation     Reinvestment Privilege    Reinvestment Privilege
  Letter of Intent
  Quantity Discounts
  Reinvestment Privilege

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments. Dividends paid at least annually: Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund.

  Dividends paid at least quarterly (if income is available): Accelerating Growth Fund, Balanced Fund, Growth & Income Fund and Small Company Growth Fund.

  Dividends paid monthly: Real Estate Equity Investment Fund.

  The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions of a Fund will be automatically used to purchase additional shares of that Fund.

Q: Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management services for the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Funds.

                             FINANCIAL INFORMATION

                     SHAREHOLDER TRANSACTION EXPENSES (1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

                                                    CLASS A   CLASS B   CLASS C
                                                    SHARES    SHARES    SHARES
                                                    -------   -------   -------
Maximum Sales Charge on Purchase (as a % of
 Offering Price)...................................  5.5% (2)  None      None
Sales Charge Imposed on Reinvested Dividends.......   None     None      None
Maximum Deferred Sales Charge......................   None(3)  5%  (4)   None(5)
Redemption Fees(6).................................   None     None      None
Exchange Fees......................................   None     None      None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The sales charge declines as the amount invested increases.

(3) A 1% CDSC applies to redemptions of Class A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.

(4) The CDSC payable upon redemption of Class B Shares declines over time.


(5) A 1% CDSC applies to redemptions of Class C Shares within one year of purchase.
(6) The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The fees shown below for the Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, International Equity Fund and Small Company Growth Fund are based on fees in the Funds' past fiscal year. The fees shown below for the Mid-Cap Growth Fund, Real Estate Equity Investment Fund and Value Fund have been restated to reflect the discontinuation of voluntary expense reimbursements effective as of the date of this prospectus. The fees for the Multi-Season Growth Fund reflect an anticipated voluntary advisory fee waiver for the current fiscal year. The fees shown below for the Micro-Cap Equity Fund, Small-Cap Value Fund and the Framlington Funds are based on estimated operating expenses for the current fiscal year and reflect anticipated voluntary expense reimbursements for the Micro-Cap Equity Fund and Framlington Healthcare Fund. The Advisor may discontinue such voluntary waivers or expense reimbursements at any time in its sole discretion. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

ANNUAL FUND OPERATING EXPENSES        ACCELERATING
(AS A % OF AVERAGE NET ASSETS)         GROWTH FUND            BALANCED FUND
------------------------------   ----------------------- -----------------------
                                 CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                                 SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                                 ------- ------- ------- ------- ------- -------
Advisory Fees...................   .75%    .75%    .75%    .65%    .65%    .65%
12b-1 Fees......................   .25%   1.00%   1.00%    .25%   1.00%   1.00%
Other Expenses..................   .20%    .20%    .20%    .32%    .32%    .32%
                                  -----   -----   -----   -----   -----   -----
Total Fund Operating Expenses...  1.20%   1.95%   1.95%   1.22%   1.97%   1.97%
                                  =====   =====   =====   =====   =====   =====

                                                      INTERNATIONAL
ANNUAL FUND               GROWTH & INCOME FUND         EQUITY FUND        MICRO-CAP EQUITY FUND
OPERATING EXPENSES       ----------------------- ----------------------- -------------------------
(AS A % OF               CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A  CLASS B  CLASS C
AVERAGE NET ASSETS)      SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES   SHARES   SHARES
-------------------      ------- ------- ------- ------- ------- ------- -------  -------  -------
Advisory Fees...........   .75%    .75%    .75%    .75%    .75%    .75%   1.00%    1.00%    1.00%
12b-1 Fees..............   .25%   1.00%   1.00%    .25%   1.00%   1.00%    .25%    1.00%    1.00%
Other Expenses+.........   .20%    .20%    .20%    .26%    .26%    .26%    .25%++   .25%++   .25%++
                          -----   -----   -----   -----   -----   -----   -----    -----    -----
Total Fund Operating
 Expenses+..............  1.20%   1.95%   1.95%   1.26%   2.01%   2.01%   1.50%++  2.25%++  2.25%++
                          =====   =====   =====   =====   =====   =====   =====    =====    =====

                                 MID-CAP              MULTI-SEASON         REAL ESTATE EQUITY
ANNUAL FUND                    GROWTH FUND             GROWTH FUND           INVESTMENT FUND
OPERATING EXPENSES       ----------------------- ----------------------- -----------------------
(AS A % OF               CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
AVERAGE NET ASSETS)      SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
-------------------      ------- ------- ------- ------- ------- ------- ------- ------- -------
Advisory Fees...........   .74%    .74%    .74%    .75%*   .75%*   .75%*   .74%    .74%    .74%
12b-1 Fees..............   .25%   1.00%   1.00%    .25%   1.00%   1.00%    .25%   1.00%   1.00%
Other Expenses..........   .25%    .25%    .25%    .25%    .25%    .25%    .36%    .36%    .36%
                          -----   -----   -----   -----   -----   -----   -----   -----   -----
Total Fund Operating
 Expenses...............  1.24%   1.99%   1.99%   1.25%*  2.00%*  2.00%*  1.35%   2.10%   2.10%
                          =====   =====   =====   =====   =====   =====   =====   =====   =====

                                SMALL-CAP             SMALL COMPANY
ANNUAL FUND                    VALUE FUND              GROWTH FUND             VALUE FUND
OPERATING EXPENSES       ----------------------- ----------------------- -----------------------
(AS A % OF               CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
AVERAGE NET ASSETS)      SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
-------------------      ------- ------- ------- ------- ------- ------- ------- ------- -------
Advisory Fees...........  .75%     .75%    .75%    .75%    .75%    .75%    .74%    .74%    .74%
12b-1 Fees..............  .25%    1.00%   1.00%    .25%   1.00%   1.00%    .25%   1.00%   1.00%
Other Expenses..........  .38%     .38%    .38%    .22%    .22%    .22%    .28%    .28%    .28%
                          ----    -----   -----   -----   -----   -----   -----   -----   -----
Total Fund Operating
 Expenses...............  1.38    2.13%   2.13%   1.22%   1.97%   1.97%   1.27%   2.02%   2.02%
                          ====    =====   =====   =====   =====   =====   =====   =====   =====

                               FRAMLINGTON                                        FRAMLINGTON
                                EMERGING               FRAMLINGTON               INTERNATIONAL
ANNUAL FUND                   MARKETS FUND           HEALTHCARE FUND              GROWTH FUND
OPERATING EXPENSES       ----------------------- -------------------------  -----------------------
(AS A % OF               CLASS A CLASS B CLASS C CLASS A  CLASS B  CLASS C  CLASS A CLASS B CLASS C
AVERAGE NET ASSETS)      SHARES  SHARES  SHARES  SHARES   SHARES   SHARES   SHARES  SHARES  SHARES
-------------------      ------- ------- ------- -------  -------  -------  ------- ------- -------
Advisory Fees...........  1.25%   1.25%   1.25%   1.00%    1.00%    1.00%    1.00%   1.00%   1.00%
12b-1 Fees..............   .25%   1.00%   1.00%    .25%    1.00%    1.00%     .25%   1.00%   1.00%
Other Expenses+.........   .29%    .29%    .29%    .30%++   .30%++   .30%++   .30%    .30%    .30%
                          -----   -----   -----   -----    -----    -----    -----   -----   -----
Total Fund Operating
 Expenses+..............  1.79%   2.54%   2.54%   1.55%++  2.30%++  2.30%++  1.55%   2.30%   2.30%
                          =====   =====   =====   =====    =====    =====    =====   =====   =====

--------

* The Advisor expects to voluntarily waive a portion of its advisory fees for the current fiscal year. Without waivers, the ratio of advisory fees to average net assets would be 1.00% and total fund operating expenses would be 1.50%--Class A Shares; 2.25%--Class B Shares; and 2.25%--Class C Shares.

+  After expense reimbursements, if any.

++ The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of such expense reimbursements, it is estimated that total fund operating expenses would be: Micro-Cap Equity
   Fund: 1.60%--Class A, 2.35%--Class B, and 2.35%--Class C and Framlington Healthcare Fund: 1.76%--Class A, 2.51%--Class B and 2.51%--Class C.



                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                      ACCELERATING              BALANCED
                                       GROWTH FUND                FUND
                                 ----------------------- -----------------------
                                 CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                                 SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                                 ------- ------- ------- ------- ------- -------
1 Year
 . Redemption...................  $ 67    $ 70    $ 30    $ 67    $ 70    $ 30
 . No Redemption................  $ 67    $ 20    $ 20    $ 67    $ 20    $ 20
3 Years
 . Redemption...................  $ 91    $ 91    $ 61    $ 92    $ 92    $ 62
 . No Redemption................  $ 91    $ 61    $ 61    $ 92    $ 62    $ 62
5 Years
 . Redemption...................  $117    $125    $105    $118    $126    $106
 . No Redemption................  $117    $105    $105    $118    $106    $106
10 Years
 . Redemption...................  $193    $227    $227    $195    $230    $230
 . No Redemption................  $193    $227    $227    $195    $230    $230

                                GROWTH &              INTERNATIONAL             MICRO-CAP
                               INCOME FUND             EQUITY FUND             EQUITY FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption...........  $ 67    $ 70    $ 30    $ 67    $ 70    $ 30    $ 69    $ 73    $ 33
 . No Redemption........  $ 67    $ 20    $ 20    $ 67    $ 20    $ 20    $ 69    $ 23    $ 23
3 Years
 . Redemption...........  $ 91    $ 91    $ 61    $ 93    $ 93    $ 63    $100    $100    $ 70
 . No Redemption........  $ 91    $ 61    $ 61    $ 93    $ 63    $ 63    $100    $ 70    $ 70
5 Years
 . Redemption...........  $117    $125    $105    $120    $128    $108    $132    $140    $120
 . No Redemption........  $117    $105    $105    $120    $108    $108    $132    $120    $120
10 Years
 . Redemption...........  $193    $227    $227    $199    $234    $234    $225    $250    $258
 . No Redemption........  $193    $227    $227    $199    $234    $234    $225    $258    $258

                                 MID-CAP              MULTI-SEASON         REAL ESTATE EQUITY
                               GROWTH FUND             GROWTH FUND           INVESTMENT FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption...........  $ 67    $ 70    $ 30    $ 67    $ 70    $ 30    $ 68    $ 71    $ 31
 . No Redemption........  $ 67    $ 20    $ 20    $ 67    $ 20    $ 20    $ 68    $ 21    $ 21
3 Years
 . Redemption...........  $ 92    $ 92    $ 62    $ 93    $ 93    $ 63    $ 95    $ 96    $ 66
 . No Redemption........  $ 92    $ 62    $ 62    $ 93    $ 63    $ 63    $ 95    $ 66    $ 66
5 Years
 . Redemption...........  $119    $127    $107    $120    $128    $108    $125    $133    $113
 . No Redemption........  $119    $107    $107    $120    $108    $108    $125    $113    $113
10 Years
 . Redemption...........  $197    $232    $232    $198    $233    $233    $209    $243    $243
 . No Redemption........  $197    $232    $232    $198    $233    $233    $209    $243    $243
                                SMALL-CAP             SMALL COMPANY
                               VALUE FUND              GROWTH FUND             VALUE FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption...........  $ 68    $ 72    $ 32    $ 67    $ 70    $ 30    $ 67    $ 71    $ 31
 . No Redemption........  $ 68    $ 22    $ 22    $ 67    $ 20    $ 20    $ 67    $ 21    $ 21
3 Years
 . Redemption...........  $ 96    $ 97    $ 67    $ 92    $ 92    $ 62    $ 93    $ 93    $ 63
 . No Redemption........  $ 96    $ 67    $ 67    $ 92    $ 62    $ 62    $ 93    $ 63    $ 63
5 Years
 . Redemption...........  $127    $134    $114    $118    $126    $106    $121    $129    $109
 . No Redemption........  $127    $114    $114    $118    $106    $106    $121    $109    $109
10 Years
 . Redemption...........  $212    $246    $246    $195    $230    $230    $200    $235    $235
 . No Redemption........  $212    $246    $246    $195    $230    $230    $200    $235    $235
                               FRAMLINGTON             FRAMLINGTON             FRAMLINGTON
                                EMERGING               HEALTHCARE             INTERNATIONAL
                              MARKETS FUND                FUND                 GROWTH FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption...........  $ 72    $ 76    $ 36    $ 70    $ 73    $ 33    $ 70    $ 73    $ 33
 . No Redemption........  $ 72    $ 26    $ 26    $ 70    $ 23    $ 23    $ 70    $ 23    $ 23
3 Years
 . Redemption...........  $108    $109    $ 79    $101    $102    $ 72    $101    $102    $ 72
 . No Redemption........  $108    $ 79    $ 79    $101    $ 72    $ 72    $101    $ 72    $ 72
5 Years
 . Redemption...........  $147    $155    $135    $135    $143    $123    $135    $143    $123
 . No Redemption........  $147    $135    $135    $135    $123    $123    $135    $123    $123
10 Years
 . Redemption...........  $254    $288    $288    $230    $264    $264    $230    $264    $264
 . No Redemption........  $254    $288    $288    $230    $264    $264    $230    $264    $264

                   [THIS PAGE INTENTIONALLY LEFT BLANK]

                             FINANCIAL HIGHLIGHTS

  The following financial highlights were audited by Ernst & Young LLP, independent auditors, except that Multi-Season Growth Fund's financial statements for periods ended prior to June 30, 1995 were audited by another independent auditor. Class B Shares of the Company's Funds were not offered prior to March 1, 1994. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling
(800) 438-5789.

                                              ACCELERATING GROWTH FUND(A)
                                             --------------------------------
                                                          YEAR       PERIOD
                                             YEAR ENDED   ENDED      ENDED
                                             6/30/97(I)  6/30/96   6/30/95(D)
                                              CLASS A    CLASS A    CLASS A
                                             ----------  -------   ----------
Net asset value, beginning of period .......  $ 15.36    $ 14.82     $12.73
                                              -------    -------     ------
Income from investment operations:
Net investment income/(loss) ...............    (0.04)     (0.05)     (0.01)
Net realized and unrealized gain/(loss) on
 investments ...............................     0.62       2.92       2.10
                                              -------    -------     ------
Total from investment operations ...........     0.58       2.87       2.09
                                              -------    -------     ------
Less distributions:
Dividends from net investment income .......      --         --         --
Distributions from net realized gains ......    (1.38)     (2.33)       --
                                              -------    -------     ------
Total distributions ........................    (1.38)     (2.33)       --
                                              -------    -------     ------
Net asset value, end of period .............  $ 14.56    $ 15.36     $14.82
                                              =======    =======     ======
Total return (b) ...........................     4.83%     22.03%     16.42%
                                              =======    =======     ======
Ratios to average net assets/supplemental
 data:
Net assets, end of period (in 000's) .......  $ 6,270    $ 6,098     $4,701
Ratio of operating expenses to average net
 assets ....................................     1.20%      1.20%      1.20%(c)
Ratio of net investment income/(loss) to
 average net assets ........................    (0.32)%    (0.42)%    (0.21)%(c)
Portfolio turnover rate ....................       88%       112%        31%
Ratio of operating expenses to average net
 assets without waivers ....................     1.20%      1.27%      1.44%(c)
Average commission rate (g) ................  $0.0588    $0.0548        N/A

--------
(a) The Munder Accelerating Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 23, 1992, April 25, 1994 and September 26, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Amount rounds to less than 0.01%.
(i) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                ACCELERATING GROWTH FUND (A)
---------------------------------------------------------------------------------------------------------------
                   YEAR       PERIOD                   YEAR       PERIOD        PERIOD                  PERIOD
   YEAR ENDED      ENDED       ENDED      YEAR ENDED   ENDED      ENDED         ENDED       YEAR ENDED   ENDED
2/28/95(E) CLASS  2/28/94     2/28/93     6/30/97(I)  6/30/96   6/30/95(D)    2/28/95(E)    6/30/97(I)  6/30/96
       A          CLASS A     CLASS A      CLASS B    CLASS B    CLASS B       CLASS B       CLASS C    CLASS C
----------------  -------     -------     ----------  -------   ----------    ----------    ----------  -------
        $13.98    $12.08      $11.74       $ 15.08    $ 14.70     $12.66        $12.88       $ 15.25    $ 16.30
  ------------    ------      ------       -------    -------     ------        ------       -------    -------
         (0.03)    (0.00)(f)    0.01         (0.15)     (0.05)     (0.02)        (0.07)        (0.15)     (0.05)
         (0.88)     2.17        0.62          0.62       2.76       2.06          0.19          0.59       1.33
  ------------    ------      ------       -------    -------     ------        ------       -------    -------
         (0.91)     2.17        0.63          0.47       2.71       2.04          0.12          0.44       1.28
  ------------    ------      ------       -------    -------     ------        ------       -------    -------
           --      (0.02)      (0.01)          --         --         --            --            --         --
         (0.34)    (0.25)      (0.28)        (1.38)     (2.33)       --          (0.34)        (1.38)     (2.33)
  ------------    ------      ------       -------    -------     ------        ------       -------    -------
         (0.34)    (0.27)      (0.29)        (1.38)     (2.33)       --          (0.34)        (1.38)     (2.33)
  ------------    ------      ------       -------    -------     ------        ------       -------    -------
        $12.73    $13.98      $12.08       $ 14.17    $ 15.08     $14.70        $12.66       $ 14.31    $ 15.25
  ============    ======      ======       =======    =======     ======        ======       =======    =======
         (6.45)%   18.00%       5.43%         4.15%     21.05%     16.11%         0.99%         3.89%     10.22%
  ============    ======      ======       =======    =======     ======        ======       =======    =======
        $4,138    $5,152      $  349       $   538    $   286     $   67        $   39       $   281    $   118
          1.18%     1.03%       0.96%(c)      1.95%      1.95%      1.95%(c)      1.88%(c)      1.95%      1.95%(c)
         (0.25)%   (0.02)%      0.18%(c)     (1.07)%    (1.17)%    (0.96)%(c)    (0.95)%(c)    (1.07)%    (1.17)%(c)
            90%       34%         56%           88%       112%        31%           90%           88%       112%
          1.41%     1.28%       1.21%(c)      1.95%      2.02%      2.19%(c)      2.11%(c)      1.95%      2.02%(c)
           N/A       N/A         N/A       $0.0588    $0.0548        N/A           N/A       $0.0588    $0.0548


                                                    BALANCED FUND (A)
                                             --------------------------------
                                                                     PERIOD
                                             YEAR ENDED YEAR ENDED   ENDED
                                             6/30/97(G) 6/30/96(G) 6/30/95(D)
                                              CLASS A    CLASS A    CLASS A
                                             ---------- ---------- ----------
Net asset value, beginning of period .......  $ 12.35    $ 10.77     $ 9.95
                                              -------    -------     ------
Income from investment operations:
 Net investment income .....................     0.29       0.27       0.09
 Net realized and unrealized gain/(loss) on
  investments ..............................     1.30       1.55       0.85
                                              -------    -------     ------
 Total from investment operations ..........     1.59       1.82       0.94
                                              -------    -------     ------
Less distributions:
 Dividends from net investment income ......    (0.27)     (0.24)     (0.12)
 Distributions from net realized gains .....    (0.66)       --         --
                                              -------    -------     ------
 Total distributions .......................    (0.93)     (0.24)     (0.12)
                                              -------    -------     ------
Net asset value, end of period .............  $ 13.01    $ 12.35     $10.77
                                              =======    =======     ======
 Total return(b) ...........................    13.63%     17.06%      9.44%
                                              =======    =======     ======
Ratios to average net assets/supplemental
 data:
 Net assets, end of period (in 000's) ......  $   382    $   375     $  314
 Ratio of operating expenses to average net
  assets ...................................     1.22%      1.15%      1.16%(c)
 Ratio of net investment income to average
  net assets ...............................     2.30%      2.29%      2.51%(c)
 Portfolio turnover rate ...................
 Ratio of operating expenses to average net
  assets without waivers ...................      125%       197%        52%
 Average commission rate(f) ................  $0.0607    $0.0586        N/A

--------
(a) The Munder Balanced Fund Class A Shares, Class B Shares and Class C Shares commenced operations on April 30, 1993, June 21, 1994 and January 24, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                  BALANCED FUND (A)
 --------------------------------------------------------------------------------------------
             YEAR                               PERIOD       PERIOD                  PERIOD
 YEAR ENDED  ENDED      YEAR ENDED YEAR ENDED   ENDED        ENDED      YEAR ENDED   ENDED
 2/28/95(E) 2/28/94     6/30/97(G) 6/30/96(G) 6/30/95(D)   2/28/95(E)   6/30/97(G) 6/30/96(G)
  CLASS A   CLASS A      CLASS B    CLASS B    CLASS B      CLASS B      CLASS C    CLASS C
 ---------- -------     ---------- ---------- ----------   ----------   ---------- ----------
   $10.35   $ 9.86       $ 12.33    $ 10.76     $ 9.93       $ 9.56      $ 12.35    $ 11.67
   ------   ------       -------    -------     ------       ------      -------    -------

     0.19     0.14          0.19       0.18       0.06         0.07         0.18       0.05
    (0.41)    0.47          1.30       1.56       0.84         0.37         1.32       0.67
   ------   ------       -------    -------     ------       ------      -------    -------
    (0.22)    0.61          1.49       1.74       0.90         0.44         1.50       0.72
   ------   ------       -------    -------     ------       ------      -------    -------

    (0.18)   (0.12)        (0.19)     (0.17)     (0.07)       (0.07)       (0.20)     (0.04)
      --       --          (0.66)       --         --           --         (0.66)       --
   ------   ------       -------    -------     ------       ------      -------    -------
    (0.18)   (0.12)        (0.85)     (0.17)     (0.07)       (0.07)       (0.86)     (0.04)
   ------   ------       -------    -------     ------       ------      -------    -------
   $ 9.95   $10.35       $ 12.97    $ 12.33     $10.76       $ 9.93      $ 12.99    $ 12.35
   ======   ======       =======    =======     ======       ======      =======    =======
    (2.07)%   6.20%        12.73%     16.24%      9.11%        4.65%       12.84%      6.20%
   ======   ======       =======    =======     ======       ======      =======    =======

   $  286   $  321       $   199    $    75     $   15       $   19      $    73    $     3
     1.22%    1.02%(c)      1.97%      1.90%      1.91%(c)     1.85%(c)     1.97%      1.90%(c)
     1.89%    1.67%(c)      1.55%      1.54%      1.76%(c)     1.26%(c)     1.55%      1.54%(c)
      116%      50%          125%       197%        52%         116%         125%       197%
     1.57%    1.27%(c)      1.97%      2.01%      2.26%(c)     2.20%(c)     1.97%      2.01%(c)
      N/A      N/A       $0.0607    $0.0586        N/A          N/A      $0.0607    $0.0586

                                                 GROWTH & INCOME FUND(A)
                                             --------------------------------
                                                                     PERIOD
                                             YEAR ENDED YEAR ENDED   ENDED
                                             6/30/97(H) 6/30/96(H) 6/30/95(D)
                                              CLASS A    CLASS A    CLASS A
                                             ---------- ---------- ----------
Net asset value, beginning of period........  $ 13.04    $ 11.14     $10.42
                                              -------    -------     ------
Income from investment operations:
 Net investment income......................     0.31       0.32       0.10
 Net realized and unrealized gain on
  investments...............................     3.14       1.98       0.80
                                              -------    -------     ------
 Total from investment operations...........     3.45       2.30       0.90
                                              -------    -------     ------
Less distributions:
 Dividends from net investment income.......    (0.32)     (0.31)     (0.18)
 Distributions from net realized gains......    (0.96)     (0.09)       --
                                              -------    -------     ------
 Total distributions........................    (1.28)     (0.40)     (0.18)
                                              -------    -------     ------
Net asset value, end of period..............  $ 15.21    $ 13.04     $11.14
                                              =======    =======     ======
 Total return(b)............................    28.10%     20.90%      8.69%
                                              =======    =======     ======
Ratios to average net assets/supplemental
 data:
 Net assets, end of period (in 000's).......  $ 3,662    $ 1,025     $  226
 Ratio of operating expenses to average net
  assets....................................     1.20%      1.21%      1.09%(c)
 Ratio of net investment income to average
  net assets................................     2.28%      2.56%      3.33%(c)
 Portfolio turnover rate....................       62%        37%        13%
 Ratio of operating expenses to average net
  assets without waivers....................     1.20%      1.28%      1.51%(c)
 Average commission rate(g).................  $0.0562    $0.0591        N/A

--------
(a) The Munder Growth & Income Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 8, 1994, August 9, 1994 and December 5, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                             GROWTH & INCOME FUND(A)
----------------------------------------------------------------------------------------
                                           PERIOD       PERIOD                  PERIOD
  PERIOD ENDED     YEAR ENDED YEAR ENDED   ENDED        ENDED      YEAR ENDED   ENDED
2/28/95(E) CLASS   6/30/97(H) 6/30/96(H) 6/30/95(D)   2/28/95(E)   6/30/97(H) 6/30/96(H)
       A            CLASS B    CLASS B    CLASS B      CLASS B      CLASS C    CLASS C
----------------   ---------- ---------- ----------   ----------   ---------- ----------
  $      10.10      $ 13.02    $ 11.13     $10.41       $10.10      $ 13.01    $ 12.60
  ------------      -------    -------     ------       ------      -------    -------
          0.23         0.21       0.23       0.09         0.19         0.19       0.14
          0.24         3.13       1.99       0.77         0.25         3.15       0.55
  ------------      -------    -------     ------       ------      -------    -------
          0.47         3.34       2.22       0.86         0.44         3.34       0.69
  ------------      -------    -------     ------       ------      -------    -------
         (0.15)       (0.23)     (0.24)     (0.14)       (0.13)       (0.23)     (0.19)
         (0.00)(f)    (0.96)     (0.09)       --         (0.00)(f)    (0.96)     (0.09)
  ------------      -------    -------     ------       ------      -------    -------
         (0.15)       (1.19)     (0.33)     (0.14)       (0.13)       (1.19)     (0.28)
  ------------      -------    -------     ------       ------      -------    -------
        $10.42      $ 15.17    $ 13.02     $11.13       $10.41      $ 15.16    $ 13.01
  ============      =======    =======     ======       ======      =======    =======
          4.79%       27.16%     20.09%      8.30%        4.47%       27.17%      5.57%
  ============      =======    =======     ======       ======      =======    =======
  $        128      $   641    $   228     $   57       $   51      $   766    $    31
          0.53%(c)     1.95%      1.96%      1.84%(c)     1.27%(c)     1.95%      1.96%(c)
          4.72%(c)     1.53%      1.81%      2.58%(c)     3.96%(c)     1.53%      1.81%(c)
            12%          62%        37%        13%          12%          62%        37%
          1.53%(c)     1.95%      2.03%      2.26%(c)     2.27%(c)     1.95%      2.03%(c)
           N/A      $0.0562    $0.0591        N/A          N/A      $0.0562    $0.0591

                                               INTERNATIONAL EQUITY FUND(A)
                                             --------------------------------
                                                YEAR       YEAR      PERIOD
                                               ENDED      ENDED      ENDED
                                             6/30/97(F) 6/30/96(F) 6/30/95(D)
                                              CLASS A    CLASS A    CLASS A
                                             ---------- ---------- ----------
Net asset value, beginning of period........  $ 15.09    $ 13.42     $12.29
                                              -------    -------     ------
Income from investment operations:
 Net investment income......................     0.14       0.15       0.12
 Net realized and unrealized gain/(loss) on
  investments...............................     2.30       1.64       1.01
                                              -------    -------     ------
 Total from investment operations...........     2.44       1.79       1.13
                                              -------    -------     ------
Less distributions:
 Dividends from net investment income.......    (0.21)     (0.12)       --
 Distributions from net realized gains......    (1.59)       --         --
 Distributions from capital.................      --         --         --
                                              -------    -------     ------
 Total distributions........................    (1.80)     (0.12)       --
                                              -------    -------     ------
Net asset value, end of period..............  $ 15.73    $ 15.09     $13.42
                                              -------    -------     ------
 Total return (b)...........................    17.98%     13.37%      9.28%
                                              -------    -------     ------
Ratios to average net assets/supplemental
 data:
 Net assets, end of period (in 000's).......  $ 6,710    $ 4,767     $1,400
 Ratio of operating expenses to average net
  assets....................................     1.26%      1.26%      1.21%(c)
 Ratio of net investment income to average
  net assets................................     0.98%      1.07%      2.57%(c)
 Portfolio turnover rate....................       46%        75%        14%
 Ratio of operating expenses to average net
  assets without waivers....................     1.26%      1.33%      1.46%(c)
 Average commission rate (h)................  $0.0065    $0.0288        N/A

--------
(a) The Munder International Equity Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 30, 1992, March 9, 1994 and September 29, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.
(h) Average commission rate paid per share of securities purchased and sold by the Fund.

                                  INTERNATIONAL EQUITY FUND(A)
----------------------------------------------------------------------------------------------------------
    YEAR        YEAR    PERIOD         YEAR       YEAR      PERIOD        PERIOD        YEAR      PERIOD
    ENDED       ENDED    ENDED        ENDED      ENDED      ENDED         ENDED        ENDED      ENDED
2/28/95(E, F)  2/28/94  2/28/93     6/30/97(F) 6/30/96(F) 6/30/95(D)   2/28/95(E,F)  6/30/97(F) 6/30/96(F)
   CLASS A     CLASS A  CLASS A      CLASS B    CLASS B    CLASS B       CLASS B      CLASS C    CLASS C
-------------  -------  -------     ---------- ---------- ----------   ------------  ---------- ----------
   $13.68      $10.64   $10.60       $ 14.91    $ 13.35     $12.26        $13.45      $ 15.02    $ 14.13
   ------      ------   ------       -------    -------     ------        ------      -------    -------
     0.17        0.19     0.01          0.03       0.05       0.08          0.08         0.03       0.04
    (1.48)       2.85     0.16          2.28       1.62       1.01         (1.21)        2.30       0.95
   ------      ------   ------       -------    -------     ------        ------      -------    -------
    (1.31)       3.04     0.17          2.31       1.67       1.09         (1.13)        2.33       0.99
   ------      ------   ------       -------    -------     ------        ------      -------    -------
    (0.02)        --     (0.11)        (0.06)     (0.11)       --          (0.00)(g)    (0.08)     (0.10)
      --          --     (0.02)        (1.59)       --         --            --         (1.59)       --
    (0.06)        --       --            --         --         --          (0.06)         --         --
   ------      ------   ------       -------    -------     ------        ------      -------    -------
    (0.08)        --     (0.13)        (1.65)     (0.11)       --          (0.06)       (1.67)     (0.10)
   ------      ------   ------       -------    -------     ------        ------      -------    -------
   $12.29      $13.68   $10.64       $ 15.57    $ 14.91     $13.35        $12.26      $ 15.68    $ 15.02
   ------      ------   ------       -------    -------     ------        ------      -------    -------
    (9.67)%     28.57%    1.60%        17.18%     12.53%      8.89%        (8.38)%      17.18%      7.06%
   ------      ------   ------       -------    -------     ------        ------      -------    -------
   $1,339      $1,450   $   42       $ 1,151    $   957     $  128        $  118      $ 2,259    $ 1,584
     1.18%       1.13%    1.03%(c)      2.01%      2.01%      1.96%(c)      1.88%(c)     2.01%      2.01%(c)
     1.31%       0.80%    0.42%(c)      0.23%      0.32%      1.82%(c)      0.61%(c)     0.23%      0.32%(c)
       20%         15%       1%           46%        75%        14%           20%          46%        75%
     1.43%       1.38%    1.28%(c)      2.01%      2.08%      2.21%(c)      2.13%(c)     2.01%      2.08%(c)
      N/A         N/A      N/A       $0.0065    $0.0288        N/A           N/A      $0.0065    $0.0288

                                          MICRO-CAP EQUITY FUND(A)
                                      ----------------------------------------
                                        PERIOD         PERIOD         PERIOD
                                        ENDED          ENDED          ENDED
                                      6/30/97(E)     6/30/97(E)     6/30/97(E)
                                       CLASS A        CLASS B        CLASS C
                                      ----------     ----------     ----------
Net asset value, beginning of
 period .............................  $ 10.00        $ 11.00        $ 10.13
                                       -------        -------        -------
Income from investment operations:
 Net investment loss ................    (0.05)         (0.05)         (0.03)
 Net realized and unrealized gain on
  investments .......................     2.86           1.84           2.69
                                       -------        -------        -------
 Total from investment operations ...     2.81           1.79           2.66
                                       -------        -------        -------
Less distributions:
 Dividends from net investment
  income ............................      --             --             --
                                       -------        -------        -------
 Dividends from net realized gains ..      --             --             --
                                       -------        -------        -------
 Total distributions ................      --             --             --
                                       -------        -------        -------
Net asset value, end of period ......  $ 12.81        $ 12.79        $ 12.79
                                       =======        =======        =======
 Total return (b) ...................    28.10%         16.27%         26.26%
                                       =======        =======        =======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in
  000's) ............................  $   184        $   442        $   111
 Ratio of operating expenses to
  average net assets ................     1.50%(c)       2.25%(c)       2.25%(c)
 Ratio of net investment loss to
  average net assets ................    (0.88)%(c)     (1.63)%(c)     (1.63)%(c)
 Portfolio turnover rate ............       68%            68%            68%
 Ratio of operating expenses to
  average net assets without
  waivers ...........................     7.90%(c)       8.65%(c)       8.65%(c)
 Average commission rate (d) ........  $0.0578        $0.0578        $0.0578

--------
(a) The Munder Micro-Cap Equity Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 26, 1996, February 24, 1997 and March 31, 1997, respectively. The Munder Mid-Cap Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 22, 1995, January 26, 1996 and November 9, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                        MID-CAP GROWTH FUND(A)
----------------------------------------------------------------------------------     ---
      YEAR          PERIOD          YEAR       PERIOD          YEAR       PERIOD
     ENDED          ENDED          ENDED       ENDED          ENDED       ENDED
   6/30/97(E)     6/30/96(E)     6/30/97(E)  6/30/96(E)     6/30/97(E)  6/30/96(E)
    CLASS A        CLASS A        CLASS B     CLASS B        CLASS C     CLASS C
----------------  ----------     ----------  ----------     ----------  ----------
 $       11.56     $ 10.55        $ 11.53     $ 10.57        $ 11.51     $ 10.40
 -------------     -------        -------     -------        -------     -------
         (0.07)      (0.04)         (0.14)      (0.08)         (0.14)      (0.09)
          0.18        1.05           0.16        1.04           0.17        1.20
 -------------     -------        -------     -------        -------     -------
          0.11        1.01           0.02        0.96           0.03        1.11
 -------------     -------        -------     -------        -------     -------
           --          --             --          --             --          --
 -------------     -------        -------     -------        -------     -------
         (1.20)        --           (1.20)        --           (1.20)        --
 -------------     -------        -------     -------        -------     -------
         (1.20)        --           (1.20)        --           (1.20)        --
 -------------     -------        -------     -------        -------     -------
 $       10.47     $ 11.56        $ 10.35     $ 11.53        $ 10.34     $ 11.51
 =============     =======        =======     =======        =======     =======
          0.90%       9.57%          0.07%       9.08%          0.17%      10.67%
 =============     =======        =======     =======        =======     =======
 $          63     $   202        $   106     $    53        $ 1,110     $    53
          1.24%       1.20%(c)       1.99%       1.95%(c)       1.99%       1.95%(c)
         (0.61)%     (0.53)%(c)     (1.36)%     (1.28)%(c)     (1.36)%     (1.28)%(c)
           162%        247%           162%        247%           162%        247%
          1.46%       1.38%(c)       2.21%       2.13%(c)       2.21%       2.13%(c)
 $      0.0592     $0.0600        $0.0592     $0.0600        $0.0592     $0.0600

                                             MULTI-SEASON GROWTH FUND(A)
                         ------------------------------------------------------------------------
                            YEAR       YEAR         PERIOD        YEAR     PERIOD         YEAR
                           ENDED      ENDED         ENDED        ENDED     ENDED         ENDED
                         6/30/97(H) 6/30/96(H) 6/30/95(D, E, F) 12/31/94  12/31/93     6/30/97(H)
                          CLASS A    CLASS A       CLASS A      CLASS A   CLASS A       CLASS B
                         ---------- ---------- ---------------- --------  --------     ----------
Net asset value,
 beginning of period....  $ 14.83    $ 12.02        $10.38       $10.68    $10.16       $ 14.56
                          -------    -------        ------       ------    ------       -------
Income from investment
 operations:
 Net investment
  income/(loss).........     0.04       0.06          0.01         0.01     (0.01)        (0.08)
 Net realized and
  unrealized gain/(loss)
  on investments........     3.90       3.20          1.63        (0.27)     0.53          3.81
                          -------    -------        ------       ------    ------       -------
 Total from investment
  operations............     3.94       3.26          1.64        (0.26)     0.52          3.73
                          -------    -------        ------       ------    ------       -------
Less distributions:
 Dividends from net
  investment income.....      --       (0.05)          --           --        --            --
 Distributions from net
  realized gains........    (0.75)     (0.40)          --         (0.04)      --          (0.75)
                          -------    -------        ------       ------    ------       -------
 Total distributions....    (0.75)     (0.45)          --         (0.04)      --          (0.75)
                          -------    -------        ------       ------    ------       -------
Net asset value, end of
 period.................  $ 18.02    $ 14.83        $12.02       $10.38    $10.68       $ 17.54
                          =======    =======        ======       ======    ======       =======
 Total return (b).......    27.57%     27.56%        15.80%       (2.45)%    5.12%        26.61%
                          =======    =======        ======       ======    ======       =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....  $16,693    $ 9,544        $9,409       $2,829    $2,104       $84,865
 Ratio of operating
  expenses to average
  net assets............     1.25%      1.26%         1.65%(c)     1.75%     1.75%(c)      2.00%
 Ratio of net investment
  income to average net
  assets................     0.25%      0.44%         0.28%(c)     0.04%    (0.18)%(c)    (0.50)%
 Portfolio turnover
  rate..................       33%        54%           27%          48%      238%           33%
 Ratio of operating
  expenses to average
  net assets without
  waivers...............     1.50%      1.51%         1.97%(c)     3.05%     3.32%(c)      2.25%
 Average commission rate
  (g)...................  $0.0599    $0.0592           N/A          N/A       N/A       $0.0599

--------
(a) The Munder Multi-Season Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on August 4, 1993, April 29, 1993 and September 20, 1993, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On June 23, 1995, the Munder Multi-Season Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.

(f) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                      MULTI-SEASON GROWTH FUND(A)
---------------------------------------------------------------------------------------------------------------------
      YEAR           PERIOD         YEAR      PERIOD          YEAR        YEAR         PERIOD        YEAR     PERIOD
     ENDED           ENDED         ENDED      ENDED          ENDED       ENDED         ENDED        ENDED     ENDED
   6/30/96(H)    6/30/95(D,E,F)   12/31/94   12/31/93      6/30/97(H)  6/30/96(H)  6/30/95(D,E,F)  12/31/94  12/31/93
    CLASS B         CLASS B       CLASS B    CLASS B        CLASS C     CLASS C       CLASS C      CLASS C   CLASS C
---------------- --------------   --------   --------      ----------  ----------  --------------  --------  --------
 $        11.85     $ 10.27       $ 10.65    $ 10.00        $ 14.57     $ 11.86        $10.28       $10.66    $10.19
 --------------     -------       -------    -------        -------     -------        ------       ------    ------
         (0.04)       (0.03)        (0.07)     (0.04)         (0.08)      (0.04)        (0.02)       (0.07)    (0.01)

           3.15        1.61         (0.27)      0.69           3.82        3.15          1.60        (0.27)     0.48
 --------------     -------       -------    -------        -------     -------        ------       ------    ------
           3.11        1.58         (0.34)      0.65           3.74        3.11          1.58        (0.34)     0.47
 --------------     -------       -------    -------        -------     -------        ------       ------    ------
            --          --            --         --             --          --            --           --        --
         (0.40)         --          (0.04)       --           (0.75)      (0.40)          --         (0.04)      --
 --------------     -------       -------    -------        -------     -------        ------       ------    ------
         (0.40)         --          (0.04)       --           (0.75)      (0.40)          --         (0.04)      --
 --------------     -------       -------    -------        -------     -------        ------       ------    ------
 $        14.56     $ 11.85       $ 10.27    $ 10.65        $ 17.56     $ 14.57        $11.86       $10.28    $10.66
 ==============     =======       =======    =======        =======     =======        ======       ======    ======
         26.66%       15.38%        (3.21)%     6.50%         26.66%      26.64%        15.37%       (3.21)%    4.61%
 ==============     =======       =======    =======        =======     =======        ======       ======    ======
 $       66,630     $54,349       $46,549    $46,860        $ 9,253     $ 5,605        $3,207       $2,071    $  249

          2.01%        2.40%(c)      2.50%      2.50%(c)       2.00%       2.01%         2.40%(c)     2.50%     2.50%(c)

        (0.31)%       (0.47)%(c)    (0.71)%    (0.69)%(c)     (0.50)%     (0.31)%       (0.47)%(c)   (0.65)%   (0.99)%(c)
            54%          27            48%       238%            33%         54%           27%          48%      238%
          2.26%        2.72%(c)      2.89%      2.94%(c)       2.25%       2.26%         2.72%(c)     4.57%    15.47%(c)
 $       0.0592         N/A           N/A        N/A        $0.0599     $0.0592           N/A          N/A       N/A

                                                    REAL ESTATE EQUITY
                                                    INVESTMENT FUND(A)
                                               ------------------------------
                                                YEAR       YEAR      PERIOD
                                                ENDED     ENDED      ENDED
                                               6/30/97  6/30/96(F) 6/30/95(D)
                                               CLASS A   CLASS A    CLASS A
                                               -------  ---------- ----------
Net asset value, beginning of period.......... $ 11.22   $ 10.09     $10.00
                                               -------   -------     ------
Income from investment operations:
 Net investment income........................    0.44      0.45       0.36
 Net realized and unrealized gain on
  investments.................................    3.26      1.12       0.07
                                               -------   -------     ------
 Total from investment operations.............    3.70      1.57       0.43
                                               -------   -------     ------
Less distributions:
 Dividends from net investment income.........   (0.48)    (0.44)     (0.34)
 Distributions in excess of net investment
  income......................................   (0.01)      --         --
 Distributions from paid-in-capital...........   (0.03)      --         --
                                               -------   -------     ------
 Total distributions..........................   (0.52)    (0.44)     (0.34)
                                               -------   -------     ------
Net asset value, end of period................ $ 14.40   $ 11.22     $10.09
                                               =======   =======     ======
 Total return(b)..............................   33.51%    15.92%      4.45%
                                               =======   =======     ======
Ratios to average net assets/supplemental
 data:
 Net assets, end of period (in 000's)......... $ 1,426   $   267     $  223
 Ratio of operating expenses to average net
  assets......................................    1.35%     1.25%      1.50%(c)
 Ratio of net investment income to average net
  assets......................................    3.80%     4.25%      5.03%(c)
 Portfolio turnover rate......................      15%       17%         3%
 Ratio of operating expenses to average net
  assets without waivers and/or expenses
  reimbursed..................................    1.38%     1.52%      7.23%(c)
 Average commission rate(e)................... $0.0600   $0.0600        N/A

--------

(a) The Munder Real Estate Equity Investment Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 30, 1994, October 3, 1994 and January 5, 1996, respectively. The Munder Small-Cap Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 10, 1997, February 11, 1997 and January 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.

(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Average commission rate paid per share of securities purchased and sold by the Fund.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                   REAL ESTATE EQUITY
                   INVESTMENT FUND(A)                                SMALL-CAP VALUE FUND(A)
-------------------------------------------------------------    --------------------------------------
      YEAR           YEAR      PERIOD      YEAR      PERIOD        PERIOD        PERIOD        PERIOD
     ENDED          ENDED      ENDED       ENDED     ENDED         ENDED         ENDED         ENDED
    6/30/97       6/30/96(F) 6/30/95(D)   6/30/97  6/30/96(F)    6/30/97(F)    6/30/97(F)    6/30/97(F)
    CLASS B        CLASS B    CLASS B     CLASS C   CLASS C       CLASS A       CLASS B       CLASS C
    -------       ---------- ----------   -------  ----------    ----------    ----------    ----------
$          11.22   $ 10.09     $10.00     $ 11.25   $ 10.76       $ 10.22       $ 10.76       $ 10.22
----------------   -------     ------     -------   -------       -------       -------       -------
            0.36      0.38       0.30        0.36      0.18          0.09          0.05          0.05
            3.24      1.11       0.07        3.26      0.47          1.77          1.24          1.78
----------------   -------     ------     -------   -------       -------       -------       -------
            3.60      1.49       0.37        3.62      0.65          1.86          1.29          1.83
----------------   -------     ------     -------   -------       -------       -------       -------
          (0.38)     (0.36)     (0.28)      (0.39)    (0.16)        (0.04)        (0.02)        (0.03)
          (0.01)       --         --        (0.01)      --            --            --            --
          (0.03)       --         --        (0.03)      --            --            --            --
----------------   -------     ------     -------   -------       -------       -------       -------
          (0.42)     (0.36)     (0.28)      (0.43)    (0.16)        (0.04)        (0.02)        (0.03)
----------------   -------     ------     -------   -------       -------       -------       -------
$          14.40   $ 11.22     $10.09     $ 14.44   $ 11.25       $ 12.04       $ 12.03       $ 12.02
================   =======     ======     =======   =======       =======       =======       =======
           32.52%    15.05%      3.87%      32.57%     6.08%        18.20%        12.03%        17.92%
================   =======     ======     =======   =======       =======       =======       =======
$          4,606   $ 1,707     $1,496     $   537   $     4       $ 1,164       $   373       $   197
            2.10%     2.00%      2.25%(c)    2.10%     2.00%(c)      1.38%(c)      2.13%(c)      2.13%(c)
            3.05%     3.50%      4.28%(c)    3.05%     3.50%(c)      1.93%(c)      1.18%(c)      1.18%(c)
              15%       17%         3%         15%       17%           73%           73%           73%
            2.13%     2.27%      7.98%(c)    2.13%     2.27%(c)      1.51%(c)      2.26%(c)      2.26%(c)
$         0.0600   $0.0600        N/A     $0.0600   $0.0600       $0.0361       $0.0361       $0.0361


                                                     SMALL COMPANY
                                                     GROWTH FUND(A)
                                            ----------------------------------
                                               YEAR        YEAR       PERIOD
                                              ENDED       ENDED       ENDED
                                            6/30/97(F)  6/30/96(F)  6/30/95(E)
                                             CLASS A     CLASS A     CLASS A
                                            ----------  ----------  ----------
Net asset value, beginning of period.......  $ 21.08     $ 15.28      $13.89
                                             -------     -------      ------
Income from investment operations:
 Net investment loss.......................    (0.12)      (0.12)      (0.02)
 Net realized and unrealized gain/(loss) on
  investments..............................     3.64        7.16        1.41
                                             -------     -------      ------
 Total from investment operations..........     3.52        7.04        1.39
                                             -------     -------      ------
Less distributions:
 Dividends from net investment income......      --          --          --
 Distributions from net realized gains.....    (2.99)      (1.24)        --
                                             -------     -------      ------
 Total distributions ......................    (2.99)      (1.24)        --
                                             -------     -------      ------
Net asset value, end of period.............  $ 21.61     $ 21.08      $15.28
                                             =======     =======      ======
 Total return(b)...........................    18.88%      48.28%      10.01%
                                             =======     =======      ======
Ratios to average net assets/supplemental
 data:
 Net assets, end of period (in 000's)......  $11,646     $ 4,832      $2,871
 Ratio of operating expenses to average net
  assets...................................     1.22%       1.21%       1.21%(c)
 Ratio of net investment loss to average
  net assets...............................    (0.62)%     (0.66)%     (0.41)%(c)
 Portfolio turnover rate...................       98%         98%         39%
 Ratio of operating expenses to average net
  assets without waivers...................     1.22%       1.28%       1.46%(c)
 Average commission rate(g)................  $0.0545     $0.0551         N/A

--------
(a) The Munder Small Company Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 23, 1992, April 28, 1994 and September 26, 1995, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.



                                      SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
                   YEAR       PERIOD                                PERIOD        PERIOD                    PERIOD
   YEAR ENDED      ENDED      ENDED       YEAR ENDED  YEAR ENDED    ENDED         ENDED       YEAR ENDED    ENDED
2/28/95(D) CLASS  2/28/94   2/28/93(E)    6/30/97(F)  6/30/96(F)  6/30/95(E)    2/28/95(D)    6/30/97(F)  6/30/96(F)
       A          CLASS A    CLASS A       CLASS B     CLASS B     CLASS B       CLASS B       CLASS C     CLASS C
----------------  -------   ----------    ----------  ----------  ----------    ----------    ----------  ----------
        $14.37    $12.72      $12.32       $ 20.74     $ 15.15      $13.81        $13.54       $ 20.93     $ 17.05
  ------------    ------      ------       -------     -------      ------        ------       -------     -------
         (0.07)    (0.05)      (0.01)        (0.25)      (0.26)      (0.05)        (0.05)        (0.25)      (0.21)
         (0.39)     1.97        0.41          3.55        7.09        1.39          0.34          3.63        5.33
  ------------    ------      ------       -------     -------      ------        ------       -------     -------
         (0.46)     1.92        0.40          3.30        6.83        1.34          0.29          3.38        5.12
  ------------    ------      ------       -------     -------      ------        ------       -------     -------
           --        --          --            --          --          --            --            --          --
         (0.02)    (0.27)        --          (2.99)      (1.24)        --          (0.02)        (2.99)      (1.24)
  ------------    ------      ------       -------     -------      ------        ------       -------     -------
         (0.02)    (0.27)        --          (2.99)      (1.24)        --          (0.02)        (2.99)      (1.24)
  ------------    ------      ------       -------     -------      ------        ------       -------     -------
        $13.89    $14.37      $12.72       $ 21.05     $ 20.74      $15.15        $13.81       $ 21.32     $ 20.93
  ============    ======      ======       =======     =======      ======        ======       =======     -------
         (3.21)%   15.11%       3.25%        18.06%      47.26%       9.70%         2.13%        18.26%      31.97%
  ============    ======      ======       =======     =======      ======        ======       =======     =======
        $2,697    $3,269      $  742       $ 5,735     $   990      $   46        $   39       $ 2,271     $    76
          1.23%     1.01%       0.96%(c)      1.97%       1.96%       1.96%(c)      1.85%(c)      1.97%       1.96%(c)
         (0.40)%   (0.36)%     (0.29)%(c)    (1.37)%     (1.41)%     (1.16)%(c)    (1.02)%(c)    (1.37)%     (1.41)%(c)
            45%       47%         46%           98%         98%         39%           45%           98%         98%
          1.48%     1.26%       1.21%(c)      1.97%       2.03%       2.21%(c)      2.10%(c)      1.97%       2.03%(c)
           N/A       N/A         N/A       $0.0545     $0.0551         N/A           N/A       $0.0545     $0.0551

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                   VALUE FUND(A)
                         --------------------------------------------------------------------------
                                      PERIOD                    PERIOD                     PERIOD
                         YEAR ENDED   ENDED       YEAR ENDED    ENDED        YEAR ENDED    ENDED
                         6/30/97(E) 6/30/96(E)    6/30/97(E)  6/30/96(E)     6/30/97(E)  6/30/96(E)
                          CLASS A    CLASS A       CLASS B     CLASS B        CLASS C     CLASS C
                         ---------- ----------    ----------  ----------     ----------  ----------
Net asset value,
 beginning of period....  $ 11.57    $ 10.38       $ 11.55     $ 10.41        $ 11.54     $ 11.35
                          -------    -------       -------     -------        -------     -------
Income from investment
 operations:
 Net investment
  income/(loss).........     0.08       0.05         (0.01)      (0.01)         (0.01)      (0.01)
 Net realized and
  unrealized gain on
  investments...........     3.64       1.19          3.61        1.16           3.62        0.23
                          -------    -------       -------     -------        -------     -------
 Total from investment
  operations............     3.72       1.24          3.60        1.15           3.61        0.22
                          -------    -------       -------     -------        -------     -------
Less distributions:
 Dividends from net
  investment income.....    (0.09)     (0.05)          --        (0.01)           --        (0.03)
 Distributions from net
  realized gains........    (1.22)       --          (1.22)        --           (1.22)        --
                          -------    -------       -------     -------        -------     -------
 Total distributions....    (1.31)     (0.05)        (1.22)      (0.01)         (1.22)      (0.03)
                          -------    -------       -------     -------        -------     -------
Net asset value, end of
 period.................  $ 13.98    $ 11.57       $ 13.93     $ 11.55        $ 13.93     $ 11.54
                          =======    =======       =======     =======        =======     =======
 Total return (b).......    34.38%     11.95%        33.24%      11.09%         33.36%       1.90%
                          =======    =======       =======     =======        =======     =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....  $ 1,587    $   424       $   935     $   103        $   527     $   348
 Ratio of operating
  expenses to average
  net assets............     1.27%      1.20%(c)      2.02%       1.95%(c)       2.02%       1.95%(c)
 Ratio of net investment
  income/(loss) to
  average net assets....     0.70%      0.64%(c)     (0.05)%     (0.11)%(c)     (0.05)%     (0.11)%(c)
 Portfolio turnover
  rate..................      139%       223%          139%        223%           139%        223%
 Ratio of operating
  expenses to average
  net assets without
  waivers and expenses
  reimbursed............     1.31%      1.30%(c)      2.06%       2.05%(c)       2.06%       2.05%(c)
 Average commission rate
  (d)...................  $0.0508    $0.0602       $0.0508     $0.0602        $0.0508     $0.0602

--------
(a) The Munder Value Fund Class A Shares, Class B Shares and Class C Shares commenced operations on September 14, 1995, September 19, 1995 and February 9, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                               FRAMLINGTON EMERGING
                                                 MARKETS FUND(A)
                                         --------------------------------------
                                           PERIOD        PERIOD        PERIOD
                                           ENDED         ENDED         ENDED
                                         6/30/97(E)    6/30/97(E)    6/30/97(E)
                                          CLASS A       CLASS B       CLASS C
                                         ----------    ----------    ----------
Net asset value, beginning of period....  $ 10.18       $ 11.13       $ 10.95
                                          -------       -------       -------
Income from investment operations:
 Net investment income..................     0.05          0.01          0.01
 Net realized and unrealized gain on
  investments...........................     2.71          1.79          1.96
                                          -------       -------       -------
 Total from investment operations.......     2.76          1.80          1.97
                                          -------       -------       -------
Less distributions:
 Dividends from net investment income...    (0.02)        (0.02)        (0.00)(f)
 Distributions from net realized gains..      --            --            --
                                          -------       -------       -------
 Total distributions....................    (0.02)        (0.02)        (0.00)(f)
                                          -------       -------       -------
Net asset value, end of period..........  $ 12.92       $ 12.91       $ 12.92
                                          -------       -------       -------
 Total return(b)........................    27.16%        16.21%        18.03%
                                          -------       -------       -------
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in 000's)...  $   532       $   134       $    24
 Ratio of operating expenses to average
  net assets............................     1.79%(c)      2.54%(c)      2.54%(c)
 Ratio of net investment income to
  average net assets....................     1.14%(c)      0.39%(c)      0.39%(c)
 Portfolio turnover rate................       46%           46%           46%
 Ratio of operating expenses to average
  net assets without expenses
  reimbursed............................     5.43%(c)      6.18%(c)      6.18%(c)
 Average commission rate(d).............  $0.0029       $0.0029       $0.0029

--------
(a) The Munder Framlington Emerging Markets Fund Class A Shares, Class B Shares and Class C Shares commenced operations on January 14, 1997, February 25, 1997 and March 3, 1997, respectively. The Munder Framlington Healthcare Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 14, 1997, January 31, 1997 and January 13, 1997, respectively. The Munder Framlington International Growth Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 20, 1997, March 19, 1997 and February 13, 1997, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) Amount represents less than $0.01 per share.


       FRAMLINGTON                         FRAMLINGTON INTERNATIONAL
   HEALTHCARE FUND(A)                            GROWTH FUND(A)
 ---------------------------------      --------------------------------------
 PERIOD       PERIOD       PERIOD         PERIOD        PERIOD        PERIOD
  ENDED        ENDED        ENDED         ENDED         ENDED         ENDED
 6/30/97      6/30/97      6/30/97      6/30/97(E)    6/30/97(E)    6/30/97(E)
 CLASS A      CLASS B      CLASS C       CLASS A       CLASS B       CLASS C
 -------      -------      -------      ----------    ----------    ----------
 $ 11.30      $ 11.02      $ 10.40       $ 10.10       $  9.85       $ 10.03
 -------      -------      -------       -------       -------       -------
   (0.01)       (0.02)       (0.01)         0.05          0.01          0.01
   (0.40)       (0.15)        0.47          1.20          1.46          1.29
 -------      -------      -------       -------       -------       -------
   (0.41)       (0.17)        0.46          1.25          1.47          1.30
 -------      -------      -------       -------       -------       -------
     --           --           --            --            --            --
     --           --           --            --            --            --
 -------      -------      -------       -------       -------       -------
     --           --           --            --            --            --
 -------      -------      -------       -------       -------       -------
 $ 10.89      $ 10.85      $ 10.86       $ 11.35       $ 11.32       $ 11.33
 -------      -------      -------       -------       -------       -------
   (3.63)%      (1.54)%       4.42%        12.38%        14.92%        12.96%
 -------      -------      -------       -------       -------       -------
 $   664      $ 1,063      $   164       $ 1,103       $   128       $    62
    1.55%(c)     2.30%(c)     2.30%(c)      1.55%(c)      2.30%(c)      2.30%(c)
   (0.95)%(c)   (1.70)%(c)   (1.70)%(c)     1.01%(c)      0.26%(c)      0.26%(c)
      14%          14%          14%           15%           15%           15%
    7.33%(c)     8.08%(c)     8.08%(c)      2.56%(c)      3.31%(c)      3.31%(c)
 $0.1441      $0.1441      $0.1441       $0.0238       $0.0238       $0.0238

                                 FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

  This Prospectus offers Class A, Class B and Class C Shares of the Funds described below. This section summarizes each Fund's goal and investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

                           ACCELERATING GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

  In choosing Equity Securities the Advisor considers, among other factors:

  . the potential for accelerated earnings growth

  . the maintenance of a substantial competitive advantage

  . a focused management team

  . a stable balance sheet

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                                 BALANCED FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups: Equity Securities, Fixed Income Securities and Cash Equivalents.

  . The Fund normally will invest at least 25% of its assets in Fixed Income
    Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

  The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

  . general market and economic conditions and trends

  . interest rates and inflation rates

  . fiscal and monetary developments

  . long-term corporate earnings growth

  The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

  PORTFOLIO MANAGEMENT. Leonard J. Barr II, James Robinson and Ann J. Conrad jointly manage the Fund's assets. Mr. Barr, Mr. Robinson and Ms. Conrad have managed the Fund since February 1995, June 1995 and its inception in March 1993, respectively. Mr. Barr is a Senior Vice President and Director of Research of the

Advisor. From April 1988 to February 1995, he was Vice President and Director of Research for Old MCM, Inc. ("MCM"), the predecessor to the Advisor. Mr. Robinson is, and has been, a Vice President and Chief Investment Officer-Fixed Income of the Advisor or MCM since 1987. Ms. Conrad is a Vice President and Director of Specialty Products of the Advisor, and held similar titles with Woodbridge Capital Management, Inc. ("Woodbridge"), the Fund's previous investment advisor, since June 1992.

                             GROWTH & INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in a broadly diversified portfolio of dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

  . Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

  . The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.

  . The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

  The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

  The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

  PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since January 1987.

                           INTERNATIONAL EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities, American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of Foreign Securities, ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

  After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

  . Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

  . The Fund emphasizes companies with a market capitalization of at least
    $100 million.

  PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and McDonald & Co. Securities Inc. (1991-1993).

                             MICRO-CAP EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

  The Advisor will choose companies that:

  . present the ability to grow significantly over the next several years

  . may benefit from changes in technology, regulations and industry sector trends

  . are still in the developmental stage and may have limited product lines

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                              MID-CAP GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the Standard & Poor's Mid-Cap 400 Index

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                           MULTI-SEASON GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities with market capitalizations over $1 billion.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the S&P 500

  PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to April 1993 he held similar positions with MCM. Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

                      REAL ESTATE EQUITY INVESTMENT FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

  Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:

  . equity real estate investment trusts ("REITS")

  . brokers, home builders and real estate developers

  . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies)

  . manufacturers and distributors of building supplies

  . mortgage REITS

  . financial institutions which issue or service mortgages

  In addition, the Fund may invest:

  . up to 35% of its assets in companies other than real estate industry companies

  . in Fixed Income Securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient

  . in REITS only if they are traded on a securities exchange or NASDAQ

  PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

                             SMALL-CAP VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                           SMALL COMPANY GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor considers these factors, among others, in choosing companies:

  . above-average growth prospects

  . participation in a fast-growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge (1994-1995) and an investment officer for Manufacturers National Bank Trust Department (1989-1994).

                                  VALUE FUND
  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

  . The Fund will invest at least 65% of its assets in Equity Securities.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert, an Executive Vice President and Chief Investment Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                       FRAMLINGTON EMERGING MARKETS FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for
Reconstruction and Development.

  A company will be considered to be in an emerging market country if:

  . the company is organized under the laws of, or has a principal office in, an emerging market country

  . the company's stock is traded primarily in an emerging market country,

  . most of the company's assets are in an emerging market country, or

  . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. William Calvert heads the committee.

                          FRAMLINGTON HEALTHCARE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the United States.

  The Fund will invest in:

  . pharmaceutical producers

  . biotechnology firms

  . medical device and instrument manufacturers

  . distributors of healthcare products

  . healthcare providers and managers

  . other healthcare service companies

  Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

  PORTFOLIO MANAGEMENT. Antony Milford is the Head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

                     FRAMLINGTON INTERNATIONAL GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

  The Sub-Advisor will choose companies that demonstrate:

  . above-average profitability

  . high quality management

  . the ability to grow significantly in their countries

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

                     WHO MAY WANT TO INVEST IN THE FUNDS?

  The Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

  Each Fund will invest in EQUITY SECURITIES, which include common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

  Each Fund may invest in CASH EQUIVALENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

  The Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

  The Funds may purchase AMERICAN DEPOSITORY RECEIPTS ("ADRS"), EUROPEAN DEPOSITORY RECEIPTS ("EDRS") and GLOBAL DEPOSITORY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

  The Funds may buy shares of registered MONEY MARKET FUNDS. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  The Funds may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. The Funds probably will not invest to a significant extent, or on a routine basis, in U.S. Government Securities. Under normal market conditions, the Funds will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

  Each Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

 Investment Chart

  The following chart summarizes the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                                       ACCELER-          GROWTH  INTER-  MICRO-
            INVESTMENTS AND             ATING              &    NATIONAL  CAP
         INVESTMENT PRACTICES           GROWTH  BALANCED INCOME  EQUITY  EQUITY
-------------------------------------------------------------------------------
  FOREIGN SECURITIES. Includes
   securities issued by non-U.S.
   companies. Present more risks than
   U.S. securities                        25%      25%     25%      Y      25%
-------------------------------------------------------------------------------

  LOWER-RATED DEBT SECURITIES. Fixed
   Income Securities which are rated
   below investment grade by Standard
   & Poor's Ratings Service, Moody's
   Investors Service Inc. or other
   nationally recognized rating
   agency. Considered riskier than
   investment grade securities             Y        Y      20%      Y       Y
-------------------------------------------------------------------------------

  INVESTMENT-GRADE ASSET BACKED
   SECURITIES. Includes debt
   securities backed by mortgages,
   installment sales contracts and
   credit card receivables                 N        Y       N       N       N
-------------------------------------------------------------------------------

  STRIPPED SECURITIES. Includes
   participations in trusts that hold
   U.S. Treasury and agency
   securities which represent either
   the interest payments or principal
   payments on the securities or
   combinations of both                    N        Y       N       N       N
-------------------------------------------------------------------------------

  FORWARD FOREIGN CURRENCY EXCHANGE
   CONTRACTS. Obligations of a Fund
   to purchase or sell a specific
   currency at a future date at a set
   price. May decrease a Fund's loss
   due to a change in currency value,
   but also limits gains from
   currency changes                        Y        Y       Y       Y       Y
-------------------------------------------------------------------------------

  WHEN-ISSUED PURCHASES AND FORWARD
   COMMITMENTS. Agreement by a Fund
   to purchase securities at a set
   price, with delivery and payment
   in the future. The value of
   securities may change between the
   time the price is set and payment.
   Not to be used for speculation          Y        Y       Y       Y       Y

            MULTI- REAL ESTATE            SMALL        FRAMLINGTON              FRAMLINGTON
  MID-CAP   SEASON   EQUITY    SMALL-CAP COMPANY        EMERGING   FRAMLINGTON INTERNATIONAL
  GROWTH    GROWTH INVESTMENT    VALUE   GROWTH  VALUE   MARKETS   HEALTHCARE     GROWTH
--------------------------------------------------------------------------------------------
  25%        25%        N         25%      25%    25%       Y           Y            Y
--------------------------------------------------------------------------------------------






   Y           Y        Y          Y        Y      Y        Y           Y            Y
--------------------------------------------------------------------------------------------

   N           N        N          N        N      N        N           N            N
--------------------------------------------------------------------------------------------

   N           N        N          N        N      N        N           N            N
--------------------------------------------------------------------------------------------


   Y           Y        N          Y        Y      Y        Y           Y            Y
--------------------------------------------------------------------------------------------

   Y           Y        Y          Y        Y      Y        Y           Y            Y

                                ACCELER-              GROWTH     INTER-    MICRO-
        INVESTMENTS AND          ATING                  &       NATIONAL    CAP
      INVESTMENT PRACTICES       GROWTH    BALANCED   INCOME     EQUITY    EQUITY
-----------------------------------------------------------------------------------
  FUTURES AND OPTIONS ON
   FUTURES. (1) Contracts in
   which a Fund agrees, at
   maturity, to make delivery
   of or receive securities,
   the cash value of an index
   or foreign currency. Used
   for hedging purposes or to
   maintain liquidity               Y          Y         Y          Y         Y
-----------------------------------------------------------------------------------

  OPTIONS. A Fund may buy
   options giving it the right
   to require a buyer to buy a
   security held by the Fund
   (put options), buy options
   giving it the right to
   require a seller to sell
   securities to the Fund
   (call options), sell
   (write) options giving a
   buyer the right to require
   the Fund to buy securities
   from the buyer or write
   options giving a buyer the
   right to require the Fund
   to sell securities to the
   buyer during a set time at
   a set price. Options may
   relate to stock indices,
   individual securities,
   foreign currencies and
   futures contracts. See the
   SAI for more details and
   additional limitations           Y          Y         Y          Y         Y
-----------------------------------------------------------------------------------

  REVERSE REPURCHASE
   AGREEMENTS. A Fund sells
   securities and agrees to
   buy them back later at an
   agreed upon time and price.
   A method to borrow money
   for temporary purposes           Y          Y         Y          Y         Y
-----------------------------------------------------------------------------------

  ILLIQUID SECURITIES.
   Typically there is no ready
   market for these
   securities, which inhibits
   the ability to sell them
   and to obtain their full
   market value, or there are
   legal restrictions on their
   resale by the Fund              15%(2)     15%(2)    15%(2)     15%(2)    15%(2)
-----------------------------------------------------------------------------------

  LENDING SECURITIES. A Fund
   may lend securities to
   financial institutions
   which pay for the use of
   the securities. May
   increase return. Slight
   risk of borrower failing
   financially                     25%        25%       25%        25%       25%


Key:
Y = investment allowed without restriction
N = investment not allowed
(1)The limitation on margins and premiums for futures is 5% of a Fund's assets

(2)Based on net assets

            MULTI- REAL ESTATE            SMALL         FRAMLINGTON              FRAMLINGTON
  MID-CAP   SEASON   EQUITY    SMALL-CAP COMPANY         EMERGING   FRAMLINGTON INTERNATIONAL
  GROWTH    GROWTH INVESTMENT    VALUE   GROWTH  VALUE    MARKETS   HEALTHCARE     GROWTH
---------------------------------------------------------------------------------------------
    Y         Y         Y          Y        Y      Y         Y           Y            Y
---------------------------------------------------------------------------------------------






    Y         Y         Y          Y        Y      Y         Y           Y            Y
---------------------------------------------------------------------------------------------





    Y         Y         Y          Y        Y      Y         Y           Y            Y
---------------------------------------------------------------------------------------------

  15%(2)    15%(2)   15%(2)     15%(2)   15%(2)  15%(2)   15%(2)      15%(2)       15%(2)
---------------------------------------------------------------------------------------------

   25%       25%       25%        25%      25%    25%       25%         25%          25%

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

  Investing in the Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

  The Funds are not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

  A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Each Fund is authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select equity securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

  To the extent that a Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

  The risks of the various investment techniques the Funds use are described in more detail in the SAI.

 Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund

  The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

 Framlington Emerging Markets Fund, Framlington International Growth Fund and International Equity Fund

  Investing in any of the above-referenced Funds, with its larger investment in foreign securities, may involve more risk than investing in a U.S. equity fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S.

companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the U.S.; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

 Real Estate Equity Investment Fund

  The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

 Framlington Healthcare Fund

  The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

  There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

  One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B and Class C Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of a Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 5.5%, or a Class B or C shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B and Class C Shares.

  Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

  The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

             WHICH SHARE CLASS SHOULD I CHOOSE FOR MY INVESTMENT?

  Each of the Funds offers Class A, Class B and Class C Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

          CLASS A                        CLASS B                       CLASS C
          -------                        -------                       -------
 . Front end sales charge.     . No front end sales charge.  . No front end sales charge
  There are several ways to     All your money goes to        or CDSC, except for a CDSC
  reduce these sales            work for you right away.      for redemptions made
charges.                      .Higher annual expenses than    within the first year af-
 .Lower annual expenses than    Class A Shares.                ter investing. All your
 Class B and Class C Shares.  .A CDSC on shares you sell      money goes to work for you
                               within six years of pur-     right away.
                              chase.                        .Shares do not convert to
                              .Automatic conversion to      an-
                              Class  A Shares approxi-       other class.
                              mately six                    .Higher annual expenses than
                               years after issuance, thus    Class A Shares.
                              reduc-
                               ing future annual expenses.
                              .CDSC is waived for certain
                              re demptions.


  Each Fund also issues Class K and Class Y Shares, which have different sales charges, expense levels and performance. Class K and Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class K and Class Y Shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class A Shares are sold at the "net asset value next determined" by the Funds plus any "applicable sales charge" and Class B and Class C Shares are sold at the "net asset value next determined" by the Funds. These terms are explained below. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

  NET ASSET VALUE. Except in certain limited circumstances, each Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). Each Fund calculates NAV separately for each class of shares. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

  APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                                   SALES CHARGE     DEALER
                                                 AS A PERCENTAGE  REALLOWANCE
                                                        OF           AS A
                                                 ---------------- PERCENTAGE
                                                             NET    OF THE
                                                    YOUR    ASSET  OFFERING
                                                 INVESTMENT VALUE    PRICE
                                                 ---------- ----- -----------
Less than $25,000...............................   5.50%    5.82%      5.00%
$25,000 but less than $50,000...................   5.25%    5.54%      4.75%
$50,000 but less than $100,000..................   4.50%    4.71%      4.00%
$100,000 but less than $250,000.................   3.50%    3.63%      3.25%
$250,000 but less than $500,000.................   2.50%    2.56%      2.25%
$500,000 but less than $1,000,000...............   1.50%    1.52%      1.25%
$1,000,000 or more..............................   None*    None* (see below)**

--------
*No initial sales charge applies on investments of $1 million or more.
   However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 are subject to a different CDSC, which is described in the SAI.
**The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

  The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

  SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

   (1) individuals with an investment account or relationship with the Advisor;

   (2) full-time employees and retired employees of the Advisor, employees of the Funds' service providers and immediate family members of such persons;
   (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
   (4) certain qualified employee benefit plans as described below;
   (5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as investment advisor;
   (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or Framlington, within 60 days of redemption;
   (7) banks and other financial institutions that have entered into agreements with the Trust, the Company or Framlington to provide shareholder services for customers ("Customers") (including Customers of such banks and other financial institutions, and the immediate family members of such Customers);

   (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

   (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and
  (10) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans".

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

  We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

  We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for UPI Plans. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

  We will waive the initial sales charge for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

  SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

  . LETTER OF INTENT. If you intend to purchase at least $25,000 of Class A,
    Class B and Class C Shares of the Funds you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

     You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

  . QUANTITY DISCOUNTS. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

  . RIGHT OF ACCUMULATION. You may add the value of any shares of non-money market funds of the Trust, the Company or Framlington you already own to the amount of your next Class A Share investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

  Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Funds' shares.

  For further information on sales charge waivers and reductions call the Funds at (800) 438-5789.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment for Class A, Class B and Class C Shares of a Fund is $500 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A or Class C Shares.

                          HOW CAN I PURCHASE SHARES?

  You can purchase Class A, Class B and Class C Shares in a number of different ways. You may place orders directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker.

  . BY BROKER. Any broker authorized by the Distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

  . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) for $500 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. To open a new account, you should call the Funds at (800) 438-
    5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                     Boston Safe Deposit and Trust Company
                     Boston, MA
                     ABA# 011001234
                     DDA# 16-798-3
                     Account No.:

   You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

  . REINVESTMENT PRIVILEGE. Once a year you may reinvest redemption proceeds from Class A, B and C Shares of a Fund (or Class A, B and C Shares of another non-money market fund of the Trust, the Company or Framlington) in shares of the same class of the same Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

  The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

  See the SAI for further information regarding purchases of the Funds' shares.

                          HOW CAN I EXCHANGE SHARES?

  You may exchange shares of the Funds for shares of the same class of other funds of the Trust, the Company or Framlington based on their relative net asset values. Class A Shares of a money market fund of the Trust or the Company that were (1) acquired through the use of the exchange privilege and
(2) can be traced back to a purchase of shares in one or more investment portfolios of the Trust or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

  You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

  . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

  . EXCHANGES BY MAIL. You may send exchange orders to your broker or to us at the Munder Funds c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130.

  We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES
                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?
  The redemption price is the net asset value next determined after we receive the redemption request in proper order. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

  CONTINGENT DEFERRED SALES CHARGES. You pay a CDSC when you redeem:

  . Class A Shares that are part of an investment of at least $1 million within one year of buying them

  . Class B Shares within six years of buying them

  . Class C Shares within one year of buying them

  The CDSC schedule for Class B shares purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                CLASS B SHARES

YEARS SINCE PURCHASE                                                       CDSC
--------------------                                                       ----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

  The Distributor pays sales commissions of 4.00% of the purchase price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

  You will not pay a CDSC to the extent that the value of the redeemed shares represents:

  . reinvestment of dividends or capital gains distributions

  . capital appreciation of shares redeemed

  When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

  CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

  . redemptions made within one year after the death of a shareholder or registered joint owner

  . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2

  . involuntary redemptions made by the Fund

  Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

  We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  You may redeem shares of the Funds in several ways:

  . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS, C/O
    FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

     A SIGNATURE GUARANTEE is required for the following redemption requests: (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

  . BY TELEPHONE. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

     If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern Time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

     We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

     During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

  . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSCs when you redeem shares.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

  The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

  INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities (other than the Framlington Funds).

  The Advisor is responsible for the overall management of the Framlington Funds. Framlington Overseas Investment Management Limited, the sub-advisor of the Framlington Funds, is responsible for buying and selling securities for the Framlington Funds. It is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

  During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:

Accelerating Growth Fund ... 0.75%
Balanced Fund .............. 0.65%
Growth & Income Fund ....... 0.75%
International Equity Fund .. 0.75%
Micro-Cap Equity Fund ...... 1.00%
Mid-Cap Growth Fund ........ 0.74%
Multi-Season Growth Fund ... 0.75%*

Real Estate Equity Investment Fund
 ..................................  0.74%
Small-Cap Value Fund ..............  0.75%
Small Company Growth Fund .........  0.75%
Value Fund ........................  0.74%
Framlington Emerging Markets Fund .  1.25%
Framlington Healthcare Fund .......  1.00%
Framlington International Growth
 Fund .............................  1.00%

--------

*The Advisor waived advisory fees during the past fiscal year for the Multi-
   Season Growth Fund. The Advisor is entitled to receive an annual fee equal to 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

  The Sub-Advisor is entitled to receive an advisory fee equal to one half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources; there are no additional costs to the Funds or their shareholders.

  The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

PERFORMANCE OF FRAMLINGTON FUNDS MANAGED BY THE SUB-ADVISOR

  The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices?" In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

  The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

  You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

                                                        U.K.    S&P HEALTHCARE
     PERIOD ENDED                                      HEALTH   COMPOSITE INDEX
  DECEMBER 31, 1996                                   PORTFOLIO CAPITAL CHANGE
  -----------------                                   --------- ---------------
1 Year...............................................   10.75%       18.48%
3 Years..............................................   96.93%      100.49%
5 Years..............................................   99.43%       45.60%
Inception on April 30, 1987..........................  411.08%      239.64%

  Performance for the Health trust account is calculated on an offer-bid basis; US Dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Micropal.

  S&P Healthcare Composite Index performance shows capital change in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Datastream.

                                                                         MSCI
                                                             CANADIAN  EMERGING
                                                             EMERGING  MARKETS
   PERIOD ENDED                                              MARKETS  FREE TOTAL
   DECEMBER 31, 1996                                         ACCOUNT    RETURN
   -----------------                                         -------- ----------
1 Year......................................................  5.16 %     6.03 %
Inception on November 1, 1994............................... (3.68)%   (12.37)%

  MSCI Emerging Markets Free Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Datastream.

  The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

INDICES

  The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the USA only.

  The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International and covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of
 .051% of the first $7.5 billion of net assets, plus .045% of the next $2.5 billion of net assets, plus .03% of the next $2.5 billion of net assets, plus
 .02% of net assets over $12.5 billion.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as sub-custodian to the Fund. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of 1.00% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

  For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

  Under Rule 12b-1 of the 1940 Act, the Funds have adopted Service Plans with respect to their Class A Shares and Service and Distribution Plans with respect to their Class B and Class C Shares. Under the Plans, each Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Funds' Class A Shares. The Distributor also is paid a service fee at an annual rate of 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Funds' Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Funds. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Index 500 Fund and Small Company Growth Fund is paid quarterly as a dividend. Dividends from net income, if any, are paid at least annually by the Equity Selection Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund; and monthly by the Real Estate Equity Investment Fund. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

  It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares, as gain from a sale or exchange of the shares.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Funds at (800) 438-5789.

          ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

  This section contains a brief summary of the tax implications of ownership in the Funds' shares. A more detailed discussion of Federal income tax considerations is contained in the SAI. You should consult your tax advisor regarding the impact of owning the Funds' shares on your own personal tax situation including the applicability of any state and local taxes.

  In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.



  Dividends and certain interest income earned from foreign securities by a Fund and the other Funds may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and it intends to do so if possible. These deductions or credits may be subject to tax law limitations.

  If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

  More information about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROEQABC97 / FO41B / 10-97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

Application                                               [LOGO OF MUNDER FUNDS]
for new accounts


Please mail your complete application (printed or typed) along with your check to:

        The Munder Funds
        c/o First Data Investor Services Group, Inc.
        P.O. Box 5130
        Westborough, MA  01581-5130

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

                           1. ACCOUNT REGISTRATION

---------------------------------------------------------------------------------------------------
Name                                             Social Security Number


---------------------------------------------------------------------------------------------------
Joint Owner (if any)            (If Joint Tenancy, use Social Security Number of first joint owner)
OR
Uniform Transfer to Minor:
                                                        for:
---------------------------------------------------------------------------------------------------
Custodian Name (one custodian only)                     Minor's Name (one minor only)

---------------------------------------------------------------------------------------------------
State (Custodian's State of Residence)                  Minor's Social Security Number
OR
   [_] Trust      [_] Corporation        [_] Other (please specify)________________________________


---------------------------------------------------------------------------------------------------
Trust/Corporation Name

---------------------------------------------------------------------------------------------------
Trust Date                                              Trust Identification Number


        2. MAILING  ADDRESS (address for reports, dividends, statements and redemption proceeds)


---------------------------------------------------------------------------------------------------
Street                                                                  Apt.

---------------------------------------------------------------------------------------------------
City                    State                Zip Code                   Telephone Number

Non-Resident Alien:      [_] Yes    [_] No       If Yes, Country of Residence______________________

                             3. INITIAL INVESTMENT

With as little as $500* you can invest in any Munder Fund. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.

NAME OF FUND                                            CLASS A      CLASS B     CLASS C      INVESTMENT AMOUNT
[_]  Munder Accelerating Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Aggressive Fund                    [_]          [_]         [_]        $_________________
[_]  Munder All-Season Moderate Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Conservative Fund                  [_]          [_]         [_]        $_________________
[_]  Munder Balanced Fund                                 [_]          [_]         [_]        $_________________
[_]  Munder Growth & Income Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Index 500 Fund                                [_]          [_]         [_]        $_________________
[_]  Munder International Equity Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Micro-Cap Equity Fund                         [_]          [_]         [_]        $_________________
[_]  Munder Mid-Cap Growth Fund                           [_]          [_]         [_]        $_________________
[_]  Munder Multi-Season Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Real Estate Equity Investment Fund            [_]          [_]         [_]        $_________________
[_]  Munder Small-Cap Value Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Small Company Growth Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Value Fund                                    [_]          [_]         [_]        $_________________
[_]  Munder Framlington Emerging Markets Fund             [_]          [_]         [_]        $_________________
[_]  Munder Framlington Healthcare Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Framlington International Growth Fund         [_]          [_]         [_]        $_________________
[_]  Munder Bond Fund                                     [_]          [_]         [_]        $_________________
[_]  Munder Intermediate Bond Fund                        [_]          [_]         [_]        $_________________
[_]  Munder International Bond Fund                       [_]          [_]         [_]        $_________________
[_]  Munder Short Term Treasury Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Michigan Triple Tax-Free Bond Fund            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Bond Fund                            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Intermediate Bond Fund               [_]          [_]         [_]        $_________________
[_]  Munder U.S. Government Income Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Cash Investment Fund                          [_]          N/A         N/A        $_________________
[_]  Munder Money Market Fund                             [_]          N/A         N/A        $_________________
[_]  Munder Tax-Free Money Market Fund                    [_]          N/A         N/A        $_________________
[_]  Munder U.S. Treasury Money Market Fund               [_]          N/A         N/A        $_________________
                                                                Total Amount Invested         $_________________
[_]  By Check (Payable to The Munder Funds)
[_]  By Wire. Account Number:______________________(Account number assigned by Bank from which assets were wired.)

*$50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 5).

       4. DISTRIBUTION OPTION (check one. If none, "A" will be assigned)


[_] A. Reinvest dividends and capital gains in additional Fund shares.
[_] B. Pay dividends in cash; reinvest capital gains in additional Fund shares.
[_] C. Pay dividends and capital gains in cash.
[_] D. Please send my: [_] Dividends  [_] Dividends & Capital Gains (choose one)
                   directly to my checking/savings account.

Fill out banking information in Section 10

                    5. AUTOMATIC INVESTMENT PLAN (optional)

YES, I(we) wish to participate in the Automatic Investment Plan (AIP). I(We) authorize First Data Investor Services Group, Inc. (First Data), The Munder Funds' transfer agent, to invest automatically $_________ ($50 minimum) for me(us) on a [_] Monthly OR [_] Quarterly basis (please choose either the [_] 5th or the [_] 20th of the month) and draw a bank draft in payment of each of these investments against my (our) [_] Checking OR [_] Savings account. For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.


----------------------------------------------------------------------------------------
Name of Fund    Checking/Savings Account Number         ABA Number (Bank Routing Number)

Fill out banking information in Section 10


                     6. CHECKWRITING PRIVILEGES (optional)

Income & Money Market Class A shares only

If you are opening an account for any of The Munder Income and/or Money Market Funds (Class A Shares only), you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in Section 1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.

Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting this service:

--------------------------------------------------------------------------------
Fund(s)

--------------------------------------------------------------------------------
Fund(s)

Authorized Signatures (exactly as it appears in Part 1 of the Application):

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

Check here if more than one signature is required per check: [_] 2 [_] 3

Other: _____________________

                    7. AUTOMATIC WITHDRAWAL PLAN (optional)

The minimum account balance must be $2,500 or more.

Fill out banking information in Section 10

YES, I authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each month.

-------------------------------------------------------------------------------------------------------------
Name Of Fund That Shares Will Be Redeemed From                Account Number (if applicable)

--------------------------------------------------------------------------------------------------------------
Amount of Monthly Payment ($50 minimum per Fund)              Start Date (Payment is to begin on the next
                                                              payment period unless a later date is indicated)

Payments will be made to: [_] Owner's address of record only  OR  [_] Other listed below:

______________________________________________________________________   [_] Checking  OR  [_] Savings Account
Name (if bank indicate account number)

--------------------------------------------------------------------------------------------------------------
Address

For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.

--------------------------------------------------------------------------------------------------------------
Name of Fund                          Account Number (if applicable)          ABA Number (Bank Routing Number)


                      8. REDUCED SALES CHARGE (optional)

[_] Rights Of Accumulation:

Investors may qualify for reduced sales charges by aggregating the total purchases of all Munder Class A Shares, excluding Money Market Funds, to determine the applicable sales charge for current purchases. To determine the aggregated amount of all non-money market funds, you will need to total the current purchases as well as shares that are already beneficially owned by the investor for which a sales charge has already been paid. Please see the prospectus for additional information regarding Rights of Accumulation.

I apply for the Rights of Accumulation reduced sales charges based on the following accounts in The Munder Funds.

--------------------------------------------------------------------------------
Name of Fund                    Account Number


--------------------------------------------------------------------------------
Name of Fund                    Account Number

--------------------------------------------------------------------------------
Name of Fund                    Account Number


[_] Letters Of Intent:

You may qualify for reduced sales charges if you plan to make additional investments in The Munder Funds within a 13 month period. By indicating a level of anticipated investment and by signing this application, you agree to the terms of the Letter of Intent as set forth in the Prospectus, and as follows:
"Although I am not obligated to do so, I intend to invest over a 13 month period an aggregate amount of at least" (check one):


          [_] $25,000         [_] $50,000         [_] $100,000
          [_] $250,000        [_] $500,000        [_] $1,000,000

                 9. TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.

[_] I(We) authorize First Data to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.

     1. I(We) relieve the Funds or First Data of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
     2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
     3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
     4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $500 per Fund unless the shareholder is establishing an Automatic Investment Plan.
     5. Redemption proceeds will be sent only to my account address of record.


--------------------------------------------------------------------------------
Name                                        Name

                            10. BANKING INFORMATION

To be completed with Section 4 (Distribution Option)
I(We) authorize The Munder Funds to deposit distributions into the following
[_] Checking  [_] Savings account:

------------------------------------------------------------------------------------------
Bank Name                               Address

------------------------------------------------------------------------------------------
ABA Number (Bank Routing Number)        Account Number           Bank Account Registration

------------------------------------------------------------------------------------------
Wiring Instructions

To be completed with Section 5 (Automatic Investment Plan)
Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow First Data, the transfer agent for The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft is not paid upon presentation by First Data, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date

To be completed with Section 7 (Automatic Withdrawal Plan)
Please note that your bank will clear and process each bank deposit and will include it with your regular statement. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow the transfer agent for The Munder Funds to act as your Agent with regard to the Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon thirty (30) days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date



               . Please Staple Void Check or Deposit Slip Here .

               11. AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES
By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) understand that this order is subject to acceptance by The Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., First Data, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. First Data, is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in Section 4.

I(We) understand and acknowledge that a sales charge may be levied against the dollars that I(we) invest in The Munder Funds. (See the Prospectus(es) for reduced sales charge information.)

The Internal Revenue Service requires that all taxpayers provide their Taxpayer Identification Numbers (Social Security Numbers) and sign in the space provided below. Failure by non-exempt taxpayers to furnish us with the correct Taxpayer Identification Number will result in withholding of 31% of all taxable dividends paid and/or withholding on certain other payments (this is referred to as backup withholding).

-------------------------------------------------------------------------------------------
Taxpayer Identification Number                  Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be used for any custodial or trust account opened for me by The Munder Funds, and
(2)  I (the Investor) am not subject to backup withholding because:
     (a) I am exempt from Backup Withholding
     (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or
     (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the Federal income tax law.

[_] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

Authorization:


----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

================================================================================
FOR DEALER USE ONLY
We hereby authorize First Data Investor Services Group, Inc., to act as our agent in connection with transactions authorized by this Application and agree to notify First Data Investor Services Group, Inc., of any purchase made under a Letter of Intent or Right of Accumulation.

--------------------------------------------------------------------------------
Dealer's Name                   Main Office Address

--------------------------------------------------------------------------------
Representative's Name           Branch #                Rep #

--------------------------------------------------------------------------------
Branch Address                                          Telephone #

--------------------------------------------------------------------------------
Authorized Signature of Dealer                          Title
================================================================================

================================================================================
Shares of The Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
================================================================================
Distributor: Funds Distributor, Inc.                               APPABC - F078

                                                           CLASS A, B & C SHARES



[LOGO OF THE MUNDER FUNDS]

Investments
  for all seasons



                                                                      Prospectus

                                                                OCTOBER 29, 1997

                                      T H E  M U N D E R  I N C O M E  F U N D S
                                                                            Bond
                                                               Intermediate Bond
                                                              International Bond
                                                          U.S. Government Income
                                                   Michigan Triple Tax-Free Bond
                                                                   Tax-Free Bond
                                                      Tax-Free Intermediate Bond
                                                             Short Term Treasury



                                                  Prospectus begins on next page

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES

  The Munder Funds Trust (the "Trust") and The Munder Funds, Inc. (the "Company") are open-end investment companies. This Prospectus describes six investment portfolios offered by the Trust (the "Trust Funds") and two investment portfolios offered by the Company (referred to as the "Funds"):

                               Munder Bond Fund
                         Munder Intermediate Bond Fund
                        Munder International Bond Fund
                      Munder U.S. Government Income Fund
                   Munder Michigan Triple Tax-Free Bond Fund
                           Munder Tax-Free Bond Fund
                    Munder Tax-Free Intermediate Bond Fund
                        Munder Short Term Treasury Fund

  Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds.

  This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE SEC  OR ANY STATE  SECURITIES COMMISSION  NOR HAS THE  SEC OR  ANY
    STATE SECURITIES  COMMISSION PASSED UPON  THE ACCURACY OR  ADEQUACY OF
     THIS  PROSPECTUS. ANY REPRESENTATION TO  THE CONTRARY IS A  CRIMINAL
       OFFENSE.


                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

             THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Funds?..............................   3
Financial Information......................................................   6
Fund Choices
  What Funds are offered?..................................................  22
  Who may want to invest in the Funds?.....................................  24
  What are the Funds' investments and investment practices?................  25
  What are the risks of investing in the Funds?............................  31
Performance
  How is the Funds' performance calculated?................................  32
  Where can I obtain performance data?.....................................  32
Purchases and Exchanges of Shares
  What share class should I choose for my investment?......................  33
  What price do I pay for shares?..........................................  33
  When can I purchase shares?..............................................  36
  What is the minimum required investment?.................................  36
  How can I purchase shares?...............................................  36
  How can I exchange shares?...............................................  37
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  37
  When can I redeem shares?................................................  39
  How can I redeem shares?.................................................  39
  When will I receive redemption amounts?..................................  40
Structure and Management of the Funds
  How are the Funds structured?............................................  40
  Who manages and services the Funds?......................................  40
  What are my rights as a shareholder?.....................................  41
Dividends, Distributions and Taxes
  When will I receive distributions from the Funds?........................  42
  How will distributions be made?..........................................  42
  Are there tax implications of my investments in the Funds?...............  42
Additional Information ....................................................  43

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are the Funds' goals?

A: .
   The Bond Fund seeks to provide a high level of current income with capital appreciation as a secondary consideration.

  .The Intermediate Bond Fund seeks to provide a competitive rate of return which exceeds the inflation rate and the return provided by money market instruments.

  .The International Bond Fund seeks to realize a competitive total return through a combination of current income and capital appreciation.

  .The U.S. Government Income Fund seeks to provide high current income.

  .The Tax-Free Intermediate Bond Fund and Tax-Free Bond Fund seek to provide current interest income exempt from Federal income taxes.

  .The Michigan Triple Tax-Free Bond Fund seeks to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income tax and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

  .The Short Term Treasury Fund seeks to provide an enhanced money market return consistent with the preservation of capital.

Q: What are the Funds' strategies?

A: .

   The Funds, other than the Michigan Triple Tax-Free Bond Fund, the Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund (together, the "Tax-Free Funds"), U.S. Government Income Fund and the Short Term Treasury Fund, invest primarily in Fixed Income Securities. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

  .The U.S. Government Income Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities.

  .The Short Term Treasury Fund invests only in U.S. Treasury securities and repurchase agreements relating to U.S. Treasury securities.

  .The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund invest primarily in Municipal Obligations. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.

  .The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan
   Municipal Obligations. "Michigan Municipal Obligations" are municipal obligations issued by the State of Michigan and its political subdivisions, the interest on which is exempt from Federal income taxes, Michigan state income tax and Michigan intangibles tax.

Q: What are the Funds' risks?

A: The following table summarizes the primary risks of investing in the Funds:

                FUND                                 RISK
                ----                                 ----
      All Funds                Potential loss of investment due to changes in
                               the bond market in general, in the prices of
                               debt securities of particular companies and in
                               interest rates.
      International Bond Fund  Because of large investments in foreign securities, the Fund is riskier than domestic
                               funds due to factors such as freezes on
                               convertibility of currency, changes in exchange
                               rates, political instability and differences in
                               accounting and reporting standards.
      International Bond Fund, These "non-diversified" Funds concentrate their
      Michigan Triple Tax-Free investments in fewer issuers than diversified
      Bond Fund and Tax-Free   funds, and could experience larger price
      Intermediate Bond Fund   fluctuations than diversified funds.

Q: What are the options for investment in the Funds?

A: Each Fund offers five different investment options, or classes: Class A, B, C, K and Y. Class K and Y Shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.

                                      MAXIMUM FRONT
       CLASS    RULE 12B-1 FEES *   END SALES LOAD **      MAXIMUM CDSC ***
       -----    -----------------   -----------------      ----------------
      Class A         0.25%               4.0%                  None+
      Class B            1%               None                    5%
      Class C            1%               None          1%, if redeemed within
                                                          1 year of purchase

--------
   * An annual fee for distributing shares and servicing shareholder accounts paid based on the Fund's average daily net assets.
  ** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
 *** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.

+ A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

  (i) If you invest over $250,000, you must buy Class A or Class C Shares.
(ii) Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees and the CDSC on Class B Shares versus Class A or Class C Shares, both (i) and (ii) are to your economic benefit.

Q: How do I buy and sell shares of the Funds?

A: Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. ("Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $500 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

  Shares may be redeemed (sold back to the Fund) by mail or by telephone.

  You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and The Munder Framlington Funds Trust ("Framlington"), and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q: What shareholder privileges do the Funds offer?

A:

       CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
       --------------             --------------            --------------
  Automatic Investment Plan  Automatic Investment Plan Automatic Investment Plan
  Automatic Withdrawal Plan  Automatic Withdrawal Plan Automatic Withdrawal Plan
  Retirement Plans           Retirement Plans          Retirement Plans
  Telephone Exchanges        Telephone Exchanges       Telephone Exchanges
  Rights of Accumulation     Reinvestment Privilege    Reinvestment Privilege
  Free Check Writing*
  Letter of Intent
  Quantity Discounts
  Reinvestment Privilege

--------
*  Excluding the International Bond Fund

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses.

  Dividends paid quarterly (if income is available): International Bond Fund.

  Dividends paid monthly: Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, the Tax-Free Funds and the Short Term Treasury Fund.

  The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions of a Fund will be automatically used to purchase additional shares of that Fund.

Q: Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds.

                             FINANCIAL INFORMATION

                    SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

                                                      CLASS A   CLASS B CLASS C
                                                      SHARES    SHARES  SHARES
                                                      -------   ------- -------
Maximum Sales Charge on Purchase (as a % of Offering
 Price)..............................................  4%(2)     None    None
Sales Charge Imposed on Reinvested Dividends.........  None      None    None
Maximum Deferred Sales Charge(3).....................  None(4)   5%(3)   None(5)
Redemption Fees(6)...................................  None      None    None
Exchange Fees........................................  None      None    None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The sales charge declines as the amount invested increases.
(3) The contingent deferred sales charge ("CDSC") payable upon redemption of Class B Shares declines over time.
(4) A 1% CDSC applies to redemptions of Class A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(5) A 1% CDSC applies to redemptions of Class C Shares within one year of purchase.
(6) The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees and distribution fees. The fees shown are based on fees for the Funds' past fiscal year, except for the International Bond Fund and Short Term Treasury Fund, for which other expenses are estimated for the current fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

ANNUAL FUND OPERATING           BOND FUND        INTERMEDIATE BOND FUND  INTERNATIONAL BOND FUND
EXPENSES                 ----------------------- ----------------------- -----------------------
(AS A % OF AVERAGE NET   CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
ASSETS)                  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
----------------------   ------- ------- ------- ------- ------- ------- ------- ------- -------
Advisory Fees...........  .50%     .50%    .50%   .50%     .50%    .50%    .50%    .50%    .50%
12b-1 Fees..............  .25%    1.00%   1.00%   .25%    1.00%   1.00%    .25%   1.00%   1.00%
Other Expenses..........  .21%     .21%    .21%   .18%     .18%    .18%    .35%    .35%    .35%
                          ----    -----   -----   ----    -----   -----   -----   -----   -----
Total Fund Operating
 Expenses...............  .96%    1.71%   1.71%   .93%    1.68%   1.68%   1.10%   1.85%   1.85%
                          ====    =====   =====   ====    =====   =====   =====   =====   =====
                             U.S. GOVERNMENT         MICHIGAN TRIPLE
ANNUAL FUND OPERATING          INCOME FUND         TAX-FREE BOND FUND      TAX-FREE BOND FUND
EXPENSES                 ----------------------- ----------------------- -----------------------
(AS A % OF AVERAGE NET   CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
ASSETS)                  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
----------------------   ------- ------- ------- ------- ------- ------- ------- ------- -------
Advisory Fees...........  .50%     .50%    .50%   .50%     .50%    .50%    .50%    .50%    .50%
12b-1 Fees..............  .25%    1.00%   1.00%   .25%    1.00%   1.00%    .25%   1.00%   1.00%
Other Expenses..........  .21%     .21%    .21%   .13%     .13%    .13%    .20%    .20%    .20%
                          ----    -----   -----   ----    -----   -----   -----   -----   -----
Total Fund Operating
 Expenses...............  .96%    1.71%   1.71%   .88%    1.63%   1.63%    .95%   1.70%   1.70%
                          ====    =====   =====   ====    =====   =====   =====   =====   =====
                          TAX-FREE INTERMEDIATE        SHORT TERM
ANNUAL FUND OPERATING           BOND FUND             TREASURY FUND
EXPENSES                 ----------------------- -----------------------
(AS A % OF AVERAGE NET   CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
ASSETS)                  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
----------------------   ------- ------- ------- ------- ------- -------
Advisory Fees...........  .50%     .50%    .50%   .25%     .25%    .25%
12b-1 Fees..............  .25%    1.00%   1.00%   .25%    1.00%   1.00%
Other Expenses..........  .18%     .18%    .18%   .27%     .27%    .27%
                          ----    -----   -----   ----    -----   -----
Total Fund Operating
 Expenses...............  .93%    1.68%   1.68%   .77%    1.52%   1.52%
                          ====    =====   =====   ====    =====   =====

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                      INTERMEDIATE            INTERNATIONAL
                                BOND FUND               BOND FUND               BOND FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption...........  $ 49    $ 67    $ 27    $ 49    $ 67    $ 27    $ 51    $ 69    $ 29
 . No Redemption........  $ 49    $ 17    $ 17    $ 49    $ 17    $ 17    $ 51    $ 19    $ 19
3 Years
 . Redemption...........  $ 69    $ 84    $ 54    $ 68    $ 83    $ 53    $ 74    $ 88    $ 58
 . No Redemption........  $ 69    $ 54    $ 54    $ 68    $ 53    $ 53    $ 74    $ 58    $ 58
5 Years
 . Redemption...........  $ 91    $113    $ 93    $ 89    $111    $ 91    $ 98    $120    $102
 . No Redemption........  $ 91    $ 93    $ 93    $ 89    $ 91    $ 91    $ 98    $100    $100
10 Years
 . Redemption...........  $153    $202    $202    $150    $199    $199    $169    $217    $217
 . No Redemption........  $153    $202    $202    $150    $199    $199    $169    $217    $217
                             U.S. GOVERNMENT         MICHIGAN TRIPLE            TAX-FREE
                               INCOME FUND         TAX-FREE BOND FUND           BOND FUND
                         ----------------------- ----------------------- -----------------------
                         CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                         SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                         ------- ------- ------- ------- ------- ------- ------- ------- -------
1 Year
 . Redemption...........  $ 49    $ 67    $ 27    $ 49    $ 67    $ 27    $ 49    $ 67    $ 27
 . No Redemption........  $ 49    $ 17    $ 17    $ 49    $ 17    $ 17    $ 49    $ 17    $ 17
3 Years
 . Redemption...........  $ 69    $ 84    $ 54    $ 67    $ 81    $ 51    $ 69    $ 84    $ 54
 . No Redemption........  $ 69    $ 54    $ 54    $ 67    $ 51    $ 51    $ 69    $ 54    $ 54
5 Years
 . Redemption...........  $ 91    $113    $ 93    $ 87    $109    $ 89    $ 91    $112    $ 92
 . No Redemption........  $ 91    $ 93    $ 93    $ 87    $ 89    $ 89    $ 91    $ 92    $ 92
10 Years
 . Redemption...........  $153    $202    $202    $144    $193    $193    $152    $201    $201
 . No Redemption........  $153    $202    $202    $144    $193    $193    $152    $201    $201

                                  TAX-FREE INTERMEDIATE        SHORT TERM
                                        BOND FUND             TREASURY FUND
                                 ----------------------- -----------------------
                                 CLASS A CLASS B CLASS C CLASS A CLASS B CLASS C
                                 SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                                 ------- ------- ------- ------- ------- -------
1 Year
 . Redemption...................  $ 49    $ 67    $ 27    $ 48    $ 65    $ 25
 . No Redemption................  $ 49    $ 17    $ 17    $ 48    $ 15    $ 15
3 Years
 . Redemption...................  $ 68    $ 83    $ 53    $ 64    $ 78    $ 48
 . No Redemption................  $ 68    $ 53    $ 53    $ 64    $ 48    $ 48
5 Years
 . Redemption...................  $ 89    $111    $ 91    $ 81    $103    $ 83
 . No Redemption................  $ 89    $ 91    $ 91    $ 81    $ 83    $ 83
10 Years
 . Redemption...................  $150    $199    $199    $132    $181    $181
 . No Redemption................  $150    $199    $199    $132    $181    $181

                   [THIS PAGE INTENTIONALLY LEFT BLANK]

                             FINANCIAL HIGHLIGHTS

  The following financial highlights were audited by Ernst & Young LLP, independent auditors. Class B Shares were not offered prior to March 1, 1994. Class C Shares of the International Bond, Tax-Free Bond and Tax-Free Intermediate Bond Funds and Class A and C Shares of the Short Term Treasury Fund were not offered during the periods shown. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                                          BOND FUND (A)
                                                    --------------------------
                                                     YEAR    YEAR     PERIOD
                                                     ENDED   ENDED    ENDED
                                                    6/30/97 6/30/96 6/30/95(D)
                                                    CLASS A CLASS A  CLASS A
                                                    ------- ------- ----------
Net asset value, beginning of period...............  $9.53   $9.70    $9.31
                                                     -----   -----    -----
Income from investment operations:
 Net investment income.............................   0.60    0.61     0.21
 Net realized and unrealized gain/(loss) on
  investments......................................   0.03   (0.20)    0.38
                                                     -----   -----    -----
 Total from investment operations..................   0.63    0.41     0.59
                                                     -----   -----    -----
Less distributions:
 Dividends from net investment income..............  (0.58)  (0.58)   (0.20)
 Distributions from net realized gains.............    --      --       --
                                                     -----   -----    -----
 Total distributions...............................  (0.58)  (0.58)   (0.20)
                                                     -----   -----    -----
Net asset value, end of period.....................  $9.58   $9.53    $9.70
                                                     =====   =====    =====
 Total return (b)..................................   6.84%   4.24%    6.39%
                                                     =====   =====    =====
Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)..............  $ 818   $ 895    $ 919
 Ratio of operating expenses to average net assets.   0.96%   0.95%    0.95%(c)
 Ratio of net investment income to average net
  assets...........................................   6.34%   6.26%    6.47%(c)
 Portfolio turnover rate...........................    279%    507%      99%
 Ratio of operating expenses to average net assets
  without waivers..................................   0.96%   1.04%    1.19%(c)

--------
(a) The Munder Bond Fund Class A Shares, Class B Shares and Class C Shares commenced operations on December 9, 1992, March 13, 1996 and March 25, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                              BOND FUND
 --------------------------------------------------------------------
     YEAR       YEAR    PERIOD      YEAR   PERIOD      YEAR   PERIOD
     ENDED      ENDED    ENDED      ENDED   ENDED      ENDED   ENDED
 2/28/95(E, F) 2/28/94  2/28/93    6/30/97 6/30/96    6/30/97 6/30/96
    CLASS A    CLASS A  CLASS A    CLASS B CLASS B    CLASS C CLASS C
 ------------- -------  -------    ------- -------    ------- -------
     $9.91     $ 9.92    $9.61      $9.53   $9.68      $9.52   $9.74
    ------     ------    -----      -----   -----      -----   -----

      0.61       0.58     0.11       0.54    0.16       0.66    0.16
     (0.63)     (0.03)    0.38       0.02   (0.14)     (0.08)  (0.21)
    ------     ------    -----      -----   -----      -----   -----
     (0.02)      0.55     0.49       0.56    0.02       0.58   (0.05)
    ------     ------    -----      -----   -----      -----   -----

    (0.58)      (0.56)   (0.09)     (0.52)  (0.17)     (0.50)  (0.17)
        --         --    (0.09)        --      --         --      --
    ------     ------    -----      -----   -----      -----   -----
     (0.58)     (0.56)   (0.18)     (0.52)  (0.17)     (0.50)  (0.17)
    ------     ------    -----      -----   -----      -----   -----
     $9.31     $ 9.91    $9.92      $9.57   $9.53      $9.60   $9.52
    ======     ======    =====      =====   =====      =====   =====
      0.45%      5.61%    5.19%      5.97%   0.22%      6.19%  (0.49)%
    ======     ======    =====      =====   =====      =====   =====

      $880     $1,318    $ 116      $ 559   $ 294      $  45   $  51
      0.92%      0.87%    0.76%(c)   1.71%   1.70%(c)   1.71%   1.70%(c)
      6.57%      5.76%    5.05%(c)   5.59%   5.51%(c)   5.59%   5.51%(c)
       165%       128%      77%       279%    507%       279%    507%
      1.16%      1.01%    0.90%      1.71%   1.79%(c)   1.71%   1.79%(c)

                                              INTERMEDIATE BOND FUND(A)
                                 ----------------------------------------------
                                 YEAR ENDED YEAR ENDED PERIOD ENDED  YEAR ENDED
                                 6/30/97(F)  6/30/96    6/30/95(D)   2/28/95(E)
                                  CLASS A    CLASS A     CLASS A      CLASS A
                                 ---------- ---------- ------------  ----------
Net asset value, beginning of
 period.........................   $ 9.31     $ 9.52      $ 9.27       $ 9.91
                                   ------     ------      ------       ------
Income from investment
 operations:
 Net investment income..........     0.55       0.58        0.22         0.59
 Net realized and unrealized
  gain/(loss) on investments....     0.02      (0.21)       0.25        (0.61)
                                   ------     ------      ------       ------
 Total from investment
  operations....................     0.57       0.37        0.47        (0.02)
                                   ------     ------      ------       ------
Less distributions:
 Dividends from net investment
  income........................    (0.55)     (0.58)      (0.22)       (0.61)
 Distributions from net realized
  gains.........................       --         --          --        (0.01)
                                   ------     ------      ------       ------
 Total distributions............    (0.55)     (0.58)      (0.22)       (0.62)
                                   ------     ------      ------       ------
Net asset value, end of period..   $ 9.33     $ 9.31      $ 9.52       $ 9.27
                                   ======     ======      ======       ======
 Total return (b)...............     6.34%      3.92%       5.15%        0.54%
                                   ======     ======      ======       ======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in
  000's)........................   $6,104     $5,356      $5,470       $5,472
 Ratio of operating expenses to
  average net assets............     0.93%      0.94%       0.95%(c)     0.93%
 Ratio of net investment income
  to average net assets.........     5.91%      6.08%       7.12%(c)     6.71%
 Portfolio turnover rate........      325%       494%         84%          80%
 Ratio of operating expenses to
  average net assets without
  waivers.......................     0.93%      1.02%       1.19%(c)     1.18%

--------
(a) The Munder Intermediate Bond Fund Class A Shares, Class B Shares and Class C Shares commenced operations on November 24, 1992, October 25, 1994 and April 19, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                     INTERMEDIATE BOND FUND
---------------------------------------------------------------------------------------------------
YEAR ENDED  PERIOD ENDED  YEAR ENDED YEAR ENDED PERIOD ENDED  PERIOD ENDED  YEAR ENDED PERIOD ENDED
 2/28/94      2/28/93     6/30/97(F)  6/30/96    6/30/95(D)    2/28/95(E)   6/30/97(F)   6/30/96
 CLASS A      CLASS A      CLASS B    CLASS B     CLASS B       CLASS B      CLASS C     CLASS C
----------  ------------  ---------- ---------- ------------  ------------  ---------- ------------
  $10.47       $10.26       $9.30      $9.51       $9.27         $9.22        $9.31       $9.40
  ------       ------       -----      -----       -----         -----        -----       -----
    0.59         0.17        0.48       0.49        0.20          0.19         0.45        0.10
   (0.20)        0.25        0.03      (0.19)       0.24          0.11         0.08       (0.06)
  ------       ------       -----      -----       -----         -----        -----       -----
    0.39         0.42        0.51       0.30        0.44          0.30         0.53        0.04
  ------       ------       -----      -----       -----         -----        -----       -----
   (0.58)       (0.12)      (0.49)     (0.51)      (0.20)        (0.24)       (0.49)      (0.13)
   (0.37)       (0.09)         --         --          --         (0.01)          --          --
  ------       ------       -----      -----       -----         -----        -----       -----
   (0.95)       (0.21)      (0.49)     (0.51)      (0.20)        (0.25)       (0.49)      (0.13)
  ------       ------       -----      -----       -----         -----        -----       -----
  $ 9.91       $10.47       $9.32      $9.30       $9.51         $9.27        $9.35       $9.31
  ======       ======       =====      =====       =====         =====        =====       =====
    3.77%        4.15%       5.60%      3.22%       4.78%         3.33%        5.77%       0.39%
  ======       ======       =====      =====       =====         =====        =====       =====
  $6,401       $  542       $ 464      $ 103       $   9         $   7        $  58       $  52
    0.86%        0.78%(c)    1.68%      1.69%       1.70%(c)      1.67%(c)     1.68%       1.69%(c)
    5.75%        5.52%(c)    5.16%      5.33%       6.37%(c)      5.97%(c)     5.16%       5.33%(c)
     155%         104%        325%       494%         84%           80%         325%        494%
    1.00%        0.92%(c)    1.68%      1.77%       1.94%(c)      1.92%(c)     1.68%       1.77%(c)

                                                            INTERNATIONAL
                                                           BOND FUND(A)
                                                          ------------------
                                                          PERIOD     PERIOD
                                                           ENDED      ENDED
                                                          6/30/97    6/30/97
                                                          CLASS A    CLASS B
                                                          -------    -------
Net asset value, beginning of period.....................  $9.98      $9.85
                                                           -----      -----
Income from investment operations:.......................
 Net investment income...................................   0.10       0.01
 Net realized and unrealized gain/(loss) on investments..  (0.18)     (0.03)
                                                           -----      -----
 Total from investment operations........................  (0.08)     (0.02)
                                                           -----      -----
Less distributions:
 Dividends from net investment income....................  (0.08)       --
 Distributions from net realized gains...................    --         --
                                                           -----      -----
 Total distributions.....................................  (0.08)       --
                                                           -----      -----
Net asset value, end of period...........................  $9.82      $9.83
                                                           =====      =====
 Total return (b)........................................  (0.84)%    (0.20)%
                                                           =====      =====
Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)....................  $ 168      $  21
 Ratio of operating expenses to average net assets.......   1.14%(c)   1.89%(c)
 Ratio of net investment income to average net assets....   3.61%(c)   2.86%(c)
 Portfolio turnover rate.................................     75%        75%
 Ratio of operating expenses to average net assets
  without waivers or
  expenses reimbursed....................................   1.18%(c)   1.93%(c)

--------
(a) The Munder International Bond Fund Class A Shares and Class B Shares commenced operations on October 17, 1996 and June 9, 1997, respectively. The Munder U.S. Government Income Fund Class A Shares, Class B Shares and Class C Shares commenced operations on July 28, 1994, September 6, 1995 and August 12, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.


                       U.S. GOVERNMENT INCOME FUND (A)
 --------------------------------------------------------------------------------------------
                                    PERIOD                   YEAR         PERIOD     PERIOD
    YEAR ENDED         YEAR ENDED   ENDED      YEAR ENDED    ENDED        ENDED       ENDED
     6/30/97           6/30/96(F) 6/30/95(D)   2/28/95(E)   6/30/97     6/30/96(F)   6/30/97
     CLASS A            CLASS A    CLASS A      CLASS A     CLASS B      CLASS B     CLASS C
 ----------------      ---------- ----------   ----------   -------     ----------   -------
 $          9.98         $10.30     $ 9.88       $10.03     $ 9.98        $10.31     $10.11
 ---------------         ------     ------       ------     ------        ------     ------
            0.65           0.71       0.24         0.42       0.58          0.49       0.54
            0.07          (0.27)      0.41        (0.10)      0.07         (0.24)     (0.06)
 ---------------         ------     ------       ------     ------        ------     ------
            0.72           0.44       0.65         0.32       0.65          0.25       0.48
 ---------------         ------     ------       ------     ------        ------     ------
           (0.61)         (0.68)     (0.23)       (0.47)     (0.54)        (0.50)     (0.49)
           (0.00)(g)      (0.08)       --           --       (0.00)(g)     (0.08)     (0.00)(g)
 ---------------         ------     ------       ------     ------        ------     ------
           (0.61)         (0.76)     (0.23)       (0.47)     (0.54)        (0.58)     (0.49)
 ---------------         ------     ------       ------     ------        ------     ------
          $10.09         $ 9.98     $10.30       $ 9.88     $10.09        $ 9.98     $10.09
 ===============         ======     ======       ======     ======        ======     ======
            7.50%          4.34%      6.66%        3.30%      6.77%         2.42%      4.87%
 ===============         ======     ======       ======     ======        ======     ======
          $1,226         $  259     $   97       $   69     $1,596        $  498     $   10
            0.96%          0.97%      0.97%(c)     0.95%(c)   1.71%         1.72%(c)   1.71%(c)
            6.51%          6.92%      6.96%(c)     7.02%(c)   5.76%         6.17%(c)   5.76%(c)
             130%           133%        42%         143%       130%          133%       130%
            0.96%          1.04%      1.21%(c)     1.19%(c)   1.71%         1.79%(c)   1.71%(c)

                                   MICHIGAN TRIPLE TAX-FREE BOND FUND (A)
                             ---------------------------------------------------
                                YEAR         YEAR       PERIOD         YEAR
                               ENDED        ENDED        ENDED         ENDED
                             6/30/97(E)   6/30/96(E) 6/30/95(D, E) 2/28/95(E, F)
                              CLASS A      CLASS A      CLASS A       CLASS A
                             ----------   ---------- ------------- -------------
Net asset value, beginning
 of period..................   $9.35        $9.34        $9.24         $9.73
                               -----        -----        -----         -----
Income from investment
 operations:
 Net investment income......    0.44         0.48         0.16          0.44
 Net realized and unrealized
  gain/(loss) on
  investments...............    0.28         0.01         0.10         (0.50)
                               -----        -----        -----         -----
 Total from investment
  operations................    0.72         0.49         0.26         (0.06)
                               -----        -----        -----         -----
Less distributions:
 Dividends from net
  investment income.........   (0.43)       (0.48)       (0.16)        (0.43)
 Distributions from net
  realized gains............   (0.00)(g)      --           --            --
                               -----        -----        -----         -----
 Total distributions........   (0.43)       (0.48)       (0.16)        (0.43)
                               -----        -----        -----         -----
Net asset value, end of
 period.....................   $9.64        $9.35        $9.34         $9.24
                               =====        =====        =====         =====
 Total return (b)...........    7.88%        5.25%        2.84%        (0.16)%
                               =====        =====        =====         =====
Ratios to average net
 assets/supplemental data:
 Net assets, end of period
  (in 000's)................   $ 536        $ 446        $ 417         $ 444
 Ratio of operating expenses
  to average net assets.....    0.88%        0.51%        0.52%(c)      0.56%
 Ratio of net investment
  income to average net
  assets....................    4.57%        5.01%        5.06%(c)      4.81%
 Portfolio turnover rate....      19%          31%           8%           53%
 Ratio of operating expenses
  to average net assets
  without waivers...........    1.02%        1.09%        1.26%(c)      1.30%

--------
(a) The Munder Michigan Triple Tax-Free Bond Fund Class A Shares, Class B Shares and Class C Shares commenced operations on February 15, 1994, July 5, 1994 and October 4, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Amount represents less than $0.01 per share.

                   MICHIGAN TRIPLE TAX-FREE BOND FUND
 --------------------------------------------------------------------------
 PERIOD        YEAR         YEAR        PERIOD        PERIOD       PERIOD
  ENDED       ENDED        ENDED         ENDED         ENDED       ENDED
 2/28/94    6/30/97(E)   6/30/96(E)  6/30/95(D, E) 2/28/95(E, F) 6/30/97(E)
 CLASS A     CLASS B      CLASS B       CLASS B       CLASS B     CLASS C
 -------    ----------   ----------  ------------- ------------- ----------
  $9.93       $9.35        $9.34         $9.24         $9.17       $9.56
  -----       -----        -----         -----         -----       -----
   0.01        0.36         0.41          0.14          0.24        0.26
  (0.21)       0.29         0.00(g)       0.10          0.10        0.07
  -----       -----        -----         -----         -----       -----
  (0.20)       0.65         0.41          0.24          0.34        0.33
  -----       -----        -----         -----         -----       -----
    --        (0.36)       (0.40)        (0.14)        (0.27)      (0.26)
    --        (0.00)(g)      --            --            --        (0.00)(g)
  -----       -----        -----         -----         -----       -----
    --        (0.36)       (0.40)        (0.14)        (0.27)      (0.26)
  -----       -----        -----         -----         -----       -----
  $9.73       $9.64        $9.35         $9.34         $9.24       $9.63
  =====       =====        =====         =====         =====       =====
  (2.01)%      7.09%        4.46%         2.58%         3.81%       3.57%
  =====       =====        =====         =====         =====       =====
    $43       $ 312        $ 251         $ 254         $ 227       $  90
   0.46%(c)    1.63%        1.26%         1.27%(c)      1.29%(c)    1.63%(c)
   3.76%(c)    3.82%        4.26%         4.31%(c)      4.08%(c)    3.82%(c)
      0%         19%          31%            8%           53%         19%
   1.20%(c)    1.77%        1.84%         2.01%(c)      2.03%(c)    1.77%(c)

                                                             TAX-FREE BOND FUND(A)
                                                          ---------------------
                                                             YEAR      PERIOD
                                                            ENDED      ENDED
                                                          6/30/97(E) 6/30/96(E)
                                                           CLASS A    CLASS A
                                                          ---------- ----------
Net asset value, beginning of period.....................   $10.33     $10.49
                                                            ------     ------
Income from investment operations:
 Net investment income...................................     0.47       0.34
 Net realized and unrealized gain on investments.........     0.25      (0.14)
                                                            ------     ------
 Total from investment operations........................     0.72       0.20
                                                            ------     ------
Less distributions:
 Dividends from net investment income....................    (0.47)     (0.35)
 Distributions from net realized gains...................    (0.08)     (0.01)
                                                            ------     ------
 Total distributions.....................................    (0.55)     (0.36)
                                                            ------     ------
Net asset value, end of period...........................   $10.50     $10.33
                                                            ======     ======
 Total return (b)........................................     7.13%      1.87%
                                                            ======     ======
Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's)....................   $2,490     $1,141
 Ratio of operating expenses to average net assets.......     0.95%      0.98%
 Ratio of net investment income to average net assets....     4.52%      4.42%
 Portfolio turnover rate.................................       45%        15%
 Ratio of operating expenses to average net assets
  without waivers........................................     0.95%      1.06%

--------
(a) The Munder Tax-Free Bond Fund Class A Shares and Class B Shares commenced operations on October 9, 1995 and December 6, 1994, respectively. The Fund is authorized to issue Class C Shares. As of June 30, 1997, the Fund had not commenced selling Class C Shares.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Total net assets for Class B Shares were $164 at February 28, 1995.

                TAX-FREE BOND FUND
 -----------------------------------------------
    YEAR       YEAR       PERIOD        PERIOD
   ENDED      ENDED        ENDED        ENDED
 6/30/97(E) 6/30/96(E) 6/30/95(D, E)  2/28/95(F)
  CLASS B    CLASS B      CLASS B      CLASS B
 ---------- ---------- -------------  ----------
   $10.34     $10.29      $10.14        $ 9.72
   ------     ------      ------        ------
     0.32       0.40        0.13          0.10
     0.33       0.05        0.15          0.42
   ------     ------      ------        ------
     0.65       0.45        0.28          0.52
   ------     ------      ------        ------
   (0.39)      (0.39)      (0.13)        (0.10)
   (0.08)      (0.01)        --            --
   ------     ------      ------        ------
   (0.47)      (0.40)      (0.13)        (0.10)
   ------     ------      ------        ------
   $10.52     $10.34      $10.29        $10.14
   ======     ======      ======        ======
     6.43%      4.36%       2.80%         5.39%
   ======     ======      ======        ======
   $  240     $    5      $    1        $    0(g)
     1.70%      1.73%       1.77%(c)      1.67%(c)
     3.77%      3.67%       3.63%(c)      3.95%(c)
       45%        15%         12%           50%
     1.70%      1.81%       2.01%(c)      1.91%(c)


                                      TAX-FREE INTERMEDIATE BOND FUND(A)
                                  ---------------------------------------------
                                     YEAR       YEAR      PERIOD        YEAR
                                    ENDED      ENDED      ENDED        ENDED
                                  6/30/97(F) 6/30/96(F) 6/30/95(D)   2/28/95(E)
                                   CLASS A    CLASS A    CLASS A      CLASS A
                                  ---------- ---------- ----------   ----------
Net asset value, beginning of
 period..........................   $10.34     $10.36     $10.17       $10.44
                                    ------     ------     ------       ------
Income from investment
 operations:
 Net investment income...........     0.41       0.41       0.14         0.40
 Net realized and unrealized
  gain/(loss) on investments.....     0.10      (0.02)      0.19        (0.23)
                                    ------     ------     ------       ------
 Total from investment
  operations.....................     0.51       0.39       0.33         0.17
                                    ------     ------     ------       ------
Less distributions:
 Dividends from net investment
  income.........................    (0.41)     (0.41)     (0.14)       (0.42)
 Distributions from net realized
  gains..........................    (0.03)       --         --         (0.02)
                                    ------     ------     ------       ------
 Total distributions.............    (0.44)     (0.41)     (0.14)       (0.44)
                                    ------     ------     ------       ------
Net asset value, end of period...   $10.41     $10.34     $10.36       $10.17
                                    ======     ======     ======       ======
 Total return (b)................     5.04%      3.79%      3.25%        2.05%
                                    ======     ======     ======       ======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in
  000's).........................   $6,213     $5,012     $4,138       $4,551
 Ratio of operating expenses to
  average net assets.............     0.93%      0.96%      0.98%(c)     0.95%
 Ratio of net investment income
  to average net assets..........     3.96%      3.91%      4.02%(c)     4.19%
 Portfolio turnover rate.........       31%        20%         5%          52%
 Ratio of operating expenses to
  average net assets without
  waivers or
  expenses reimbursed............     0.93%      1.04%      1.22%(c)     1.19%

--------
(a) The Munder Tax-Free Intermediate Bond Fund Class A Shares and Class B Shares commenced operations on November 30, 1992 and May 16, 1996, respectively. The Fund is authorized to issue Class C Shares. As of June 30, 1997, the Fund had not commenced selling Class C Shares. Munder Short Term Treasury Fund Class B Shares commenced operations on April 4, 1997. The Fund is authorized to issue Class A Shares and Class C Shares. As of June 30, 1997 the Fund had not commenced selling Class A Shares or Class C Shares.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                                              SHORT TERM
        TAX-FREE INTERMEDIATE BOND FUND                 TREASURY FUND(A)
 -----------------------------------------------------  ----------------
       YEAR         PERIOD         YEAR      PERIOD          PERIOD
      ENDED          ENDED        ENDED      ENDED           ENDED
     2/28/94        2/28/93     6/30/97(F) 6/30/96(F)      6/30/97(F)
     CLASS A        CLASS A      CLASS B    CLASS B         CLASS B
     -------        -------     ---------- ----------      ----------
 $         10.69    $10.39        $10.34     $10.36          $ 9.97
 ---------------    ------        ------     ------          ------
            0.42      0.09          0.33       0.04            0.10
           (0.14)     0.31          0.10       0.00            0.04
 ---------------    ------        ------     ------          ------
            0.28      0.40          0.43       0.04            0.14
 ---------------    ------        ------     ------          ------
           (0.42)    (0.08)        (0.34)     (0.06)          (0.10)
           (0.11)    (0.02)        (0.03)       --              --
 ---------------    ------        ------     ------          ------
           (0.53)    (0.10)        (0.37)     (0.06)          (0.10)
 ---------------    ------        ------     ------          ------
          $10.44    $10.69        $10.40     $10.34          $10.01
 ===============    ======        ======     ======          ======
            2.62%     3.90%         4.24%      0.39%           1.44%
 ===============    ======        ======     ======          ======
 $         6,011    $1,262        $  272     $   50          $   34
            0.86%     0.79%(c)      1.68%      1.71%(c)        1.52%(c)
            3.88%     4.09%(c)      3.21%      3.16%(c)        4.26%(c)
              38%       57%           31%        20%             40%
            1.00%     0.93%(c)      1.68%      1.79%(c)        1.55%(c)

                                 FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

  This Prospectus offers Class A, Class B and Class C Shares of the Funds described below. This section summarizes each Fund's goal and principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

                                   BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

 . Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

 . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or Old MCM, Inc. ("MCM") since 1987. Mr. Prost has been a Senior Fixed Income Portfolio of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

                            INTERNATIONAL BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Foreign Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in:

 . foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions

 . debt securities issued or guaranteed by supra-national organizations, such as the World Bank

 . debt securities of banks or bank holding companies

 . corporate debt securities

 . other debt securities, including those convertible into foreign stock.

  PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1996, she was a European Portfolio Manager for Ford Motor Company.

                            INTERMEDIATE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

  . Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between three and eight years.

  PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

                          U.S. GOVERNMENT INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. Government Obligations.

  . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

                      MICHIGAN TRIPLE TAX-FREE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets are invested in Michigan Municipal Obligations.

  . The Fund will invest primarily in Michigan Municipal Obligations which have remaining maturities of between three and 30 years.

  . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

                              TAX-FREE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

  . The Fund invests primarily in intermediate-term and long-term Municipal
    Obligations which have remaining maturities of between three and 30 years.

  . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

                        TAX-FREE INTERMEDIATE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.

  . The Fund invests in Michigan Municipal Obligations from time to time.

  . The Fund generally buys obligations with remaining maturities of ten years or less.

  . The Funds dollar-weighted average maturity will generally be between three and eight years, but may be up to ten years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

                           SHORT TERM TREASURY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide investors with an enhanced money market return consistent with capital preservation. Under normal conditions, the Fund invests all of its assets in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund's dollar-weighted average portfolio maturity usually will not exceed two years.

  The Fund seeks to generate a total return which exceeds money market instruments while minimizing the fluctuation of its net asset value. The Fund, however, is not a money market fund and its net asset value may fluctuate.

  PORTFOLIO MANAGEMENT. Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

                     WHO MAY WANT TO INVEST IN THE FUNDS?

  The Funds are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. The Tax-Free Funds may be desirable for investors who seek primarily tax-exempt income. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

  All of the Funds, other than the International Bond Fund, the Michigan Triple Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified funds.

  The Tax-Free Funds will acquire long-term instruments only which are rated A or better by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P") or, if unrated, are of comparable quality. Such Funds will acquire short-term instruments only which (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii), if unrated, are of comparable quality.

  The Advisor does not intend to invest more than 25% of a Fund's assets in securities whose issuers are in the same state, except that the Advisor may invest more than 25% of the Michigan Triple Tax-Free Bond Fund's and the Tax-Free Intermediate Bond Fund's assets in Michigan Municipal Obligations.

  Each Tax-Free Fund may invest in short term money market instruments on a temporary basis or for temporary investment purposes. Short term money market instruments include U.S. government obligations, debt securities of issuers having, a rating within the two highest categories of either S&P or Moody's, and certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with at least $1 billion in assets.

 Investment Charts

  The following charts summarize the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                                   BOND FUNDS

                                                                       U.S.
                                                                    GOVERNMENT
  INVESTMENTS AND INVESTMENT             INTERMEDIATE INTERNATIONAL   INCOME
           PRACTICES           BOND FUND  BOND FUND     BOND FUND      FUND
------------------------------------------------------------------------------
  FIXED INCOME SECURITIES.         Y          Y             Y           Y
   Either pay interest at set
   times at either fixed or
   variable rates, or realize
   a discount at maturity.
   Includes corporate bonds,
   debentures, notes and
   other similar corporate
   debt instruments, zero
   coupon bonds (discount
   debt obligations that do
   not make interest
   payments) and variable
   master demand notes
   (permit the amount of debt
   to vary and provide for
   periodic adjustments in
   interest rates).
------------------------------------------------------------------------------
  FOREIGN SECURITIES.             25%        25%            Y          25%
   Securities issued by
   foreign governments and
   their agencies,
   instrumentalities or
   political subdivisions,
   supranational
   organizations, and foreign
   corporations. Does not
   include bank obligations.
------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES.         Y          Y             Y           Y
   Includes debt securities
   backed by mortgages,
   installment sales
   contracts and credit card
   receivables.
------------------------------------------------------------------------------
  INTEREST RATE AND CURRENCY     Y(1)        Y(1)           Y          Y(1)
   SWAPS. Agreement to
   exchange payments
   calculated on the basis of
   relative interest or
   currency rates. Derivative
   instruments used solely
   for hedging.
------------------------------------------------------------------------------
  INTEREST RATE CAPS AND           N          N             Y           N
   FLOORS. Entitle purchaser
   to receive payments of
   interest to the extent
   that a specified reference
   rate exceeds or falls
   below a predetermined
   level.
------------------------------------------------------------------------------
  U.S. GOVERNMENT                  Y          Y             Y           Y
   OBLIGATIONS. Includes
   securities issued by, or
   guaranteed by, the U.S.
   Government or its agencies
   or instrumentalities.
------------------------------------------------------------------------------
  SHORT TERM MONEY MARKET          Y          Y             Y           Y
   INSTRUMENTS. High quality
   short-term instruments
   including, among other
   things, commercial paper,
   bankers' acceptances,
   certificates of deposit
   and short-term corporate
   obligations.
------------------------------------------------------------------------------
  STRIPPED SECURITIES.             Y          Y             Y           Y
   Includes participations in
   trusts that hold U.S.
   Treasury and agency
   securities which represent
   either the interest or
   principal payments on the
   securities or combinations
   of both.
------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS. A         Y          Y             Y           Y
   Fund buys securities and
   agrees to sell them back
   at a later time at a set
   price.
------------------------------------------------------------------------------
  REVERSE REPURCHASE               Y          Y             Y           Y
   AGREEMENTS. A Fund sells
   securities and agrees to
   buy them back later at an
   agreed upon time and
   price. A method to borrow
   money for temporary
   purposes.

--------------------------------------------------------------------------------

                                                                        U.S.
                                                                     GOVERNMENT
   INVESTMENTS AND INVESTMENT             INTERMEDIATE INTERNATIONAL   INCOME
           PRACTICES            BOND FUND  BOND FUND     BOND FUND      FUND
-------------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY          Y          Y             Y           Y
   EXCHANGE CONTRACTS.
   Obligations of a Fund to
   purchase or sell a specific
   currency at a future date
   at a set price. May
   decrease a Fund's loss due
   to a change in currency
   value, but also limits
   gains from currency
   changes.
-------------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S.            Y          Y             Y           Y
   dollar denominated bank
   obligations, including
   certificates of deposit,
   bankers' acceptances, bank
   notes, time deposits issued
   by U.S. or foreign banks or
   savings institutions having
   total assets in excess of
   $1 billion.
-------------------------------------------------------------------------------
  SUPRANATIONAL ORGANIZATION        N          N             Y           N
   OBLIGATION. Fixed Income
   Securities issued or
   guaranteed by supranational
   organizations such as the
   World Bank.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT             Y          Y             Y           Y
   CONTRACTS. Agreements of a
   Fund to make payments to an
   insurance company's general
   account in exchange for a
   minimum level of interest
   based on a index.
-------------------------------------------------------------------------------
  MONEY MARKET FUNDS. A Fund     10%/5%      10%/5%       10%/5%       10%/5%
   would bear the expenses       in any      in any       in any       in any
   of money market funds whose   1 Fund      1 Fund       1 Fund       1 Fund
   shares it purchased, in
   addition to the Fund's own
   expenses.
-------------------------------------------------------------------------------
   WHEN-ISSUED PURCHASES AND       Y          Y             Y           Y
   FORWARD COMMITMENTS.
   Agreement by a Fund to
   purchase securities at a
   set price, with payment and
   delivery in the future. The
   value of the securities may
   change between the time the
   price is set and payment.
   Not to be used for
   speculation.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES.           15%(2)      15%(2)       15%(2)       15%(2)
   Typically there is no ready
   market for these
   securities, which limits
   the ability to sell them
   for full market value, or
   they are restricted as to
   resale.
-------------------------------------------------------------------------------
  FUTURES AND OPTIONS ON            Y          Y             Y           Y
   FUTURES.(3) Contracts in
   which a Fund has the right
   or the obligation to make
   delivery of, or receive,
   securities, the cash value
   of an index or foreign
   currency. Used for hedging
   purposes or to maintain
   liquidity.
-------------------------------------------------------------------------------
  OPTIONS. A Fund may buy           Y          Y             Y           Y
   options giving it the right
   to require a buyer to buy a
   security held by the Fund
   (put options), buy options
   giving it the right to
   require a seller to sell
   securities to the Fund
   (call options), sell
   (write) options giving a
   buyer the right to require
   the Fund to buy securities
   from the buyer or write
   options giving a buyer the
   right to require the Fund
   to sell securities to the
   buyer during a set time at
   a set price. Options may
   relate to stock indices, or
   individual securities and
   foreign currencies. See the
   SAI for more details and
   additional limitations.

--------------------------------------------------------------------------------

                                                                        U.S.
                                                                     GOVERNMENT
  INVESTMENTS AND INVESTMENT              INTERMEDIATE INTERNATIONAL   INCOME
          PRACTICES            BOND FUND   BOND FUND     BOND FUND      FUND
-------------------------------------------------------------------------------
  BORROWING. Borrowing for     5%/33 1/3%  5%/33 1/3%   5%/33 1/3%   5%/33 1/3%
   temporary purposes/
   borrowing to meet
   redemptions. Fundamental
   policy that can only be
   changed by shareholders.
-------------------------------------------------------------------------------
  LENDING SECURITIES. A Fund      25%         25%           25%         25%
   may lend securities to
   financial institutions
   which pay for the use of
   securities. May increase
   return. Slight risk of
   borrower failing
   financially.

--------------------------------------------------------------------------------
KEY:
Y = Investment allowed without restriction
N = Investment not allowed
(1) Interest rate swaps only
(2) Based on net assets
(3) The limitation on margins and premiums for futures is 5% of a Fund's assets

                  TAX-FREE FUNDS AND SHORT TERM TREASURY FUND

                                              MICHIGAN
                                  SHORT TERM   TRIPLE                TAX-FREE
    INVESTMENTS AND INVESTMENT     TREASURY   TAX-FREE   TAX-FREE  INTERMEDIATE
            PRACTICES                FUND    BOND FUND  BOND FUND   BOND FUND
-------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS. Payable      N          Y          Y           Y
   from the issuer's general
   revenue, the revenue of a
   specific project, current
   revenues or a reserve fund.
-------------------------------------------------------------------------------
  MICHIGAN MUNICIPAL                  N          Y          Y           Y
   OBLIGATIONS. Municipal
   Obligations issued by the
   State of Michigan and its
   political subdivisions.
-------------------------------------------------------------------------------
  FIXED INCOME SECURITIES.            N          Y          Y           Y
   Either pay interest at set
   times
   at either fixed or variable
   rates, or realize a discount
   at maturity. Include
   corporate bonds, debentures,
   notes and other similar
   corporate debt instruments,
   zero coupon bonds (discount
   debt obligations that do not
   make interest payments) and
   variable master demand notes
   (permit the amount of debt to
   vary and provide for periodic
   adjustments in interest
   rates).
-------------------------------------------------------------------------------
  FOREIGN SECURITIES. Securities      N         25%        25%         25%
   issued by foreign governments
   and their agencies,
   instrumentalities or
   political subdivisions,
   supranational organizations,
   and foreign corporations.
-------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS. A Fund       Y          Y          Y           Y
   buys securities and agrees to
   sell them back at a later
   time at a set price.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT               N          N          N           N
   CONTRACTS. Agreements of a
   Fund to make payments to an
   insurance company's general
   account in exchange for a
   minimum level of interest
   based on an index.
-------------------------------------------------------------------------------
  MONEY MARKET FUNDS. A Fund          N          Y          Y           Y
   would bear the expenses
   of money market funds whose
   shares it purchased, in
   addition to the Fund's own
   expenses.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND           N         25%        25%         25%
   FORWARD COMMITMENTS.
   Agreement by a Fund to
   purchase securities at a set
   price, with payment and
   delivery in the future. The
   value of the securities may
   change between the time the
   price is set and payment. Not
   to be used for speculation.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically      N        15%(2)     15%(2)      15%(2)
   there is no ready market for
   these securities, which
   limits the ability to sell
   them for full market value,
   or they are restricted as to
   resale.
-------------------------------------------------------------------------------
  BORROWING. Borrowing for        5%/33 1/3% 5%/33 1/3% 5%/33 1/3%  5%/33 1/3%
   temporary purposes/ borrowing
   to meet redemptions.
   Fundamental policy that can
   only be changed by
   shareholders.

--------------------------------------------------------------------------------

                                               MICHIGAN
                                    SHORT TERM  TRIPLE               TAX-FREE
     INVESTMENTS AND INVESTMENT      TREASURY  TAX-FREE  TAX-FREE  INTERMEDIATE
             PRACTICES                 FUND    BOND FUND BOND FUND  BOND FUND
-------------------------------------------------------------------------------
  LENDING SECURITIES. May lend         25%        25%       25%        25%
   securities to financial
   institutions which pay for the
   use of securities. May increase
   return. Slight risk of borrower
   failing financially.
-------------------------------------------------------------------------------
  U.S. TREASURY SECURITIES.             Y          Y         Y          Y
   Includes U.S. Treasury bills,
   notes and bonds.
-------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A      Y          N         N          N
   Fund sells securities and
   agrees to buy them back later
   at an agreed upon time and
   price. A method to borrow money
   for temporary purposes.

--------------------------------------------------------------------------------
KEY:
Y = Investment allowed without restriction
N = Investment not allowed

(1) The limitation on foreign securities does not include foreign bank obligations.

(2) Based on net assets

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

  The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

  Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment. Current yield levels should not be considered representative of yields for any future time.

  A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Some Funds are authorized to use options, futures, currency swaps, interest rate swaps and/or forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

 International Bond Fund, Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

  These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund. The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Securities. If Michigan issuers suffer serious financial difficulties jeopardizing their ability to pay their obligations, the net asset value of such Fund may decline.

  Investing in the International Bond Fund, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than the U.S. market, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) the possible imposition of dividend or interest withholding by a foreign country.

  The risks of the various investment techniques the Funds use are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

  There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

  One method is to show a Fund's total return. Cumulative total return is the percentage change in an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B and Class C Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of a Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 4.0%, or a Class B or C shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B and Class C Shares.

  Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

  The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

             WHICH SHARE CLASS SHOULD I CHOOSE FOR MY INVESTMENT?

  Each of the Funds offers Class A, Class B and Class C Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

       CLASS A                     CLASS B                      CLASS C
 . Front end sales          . No front end sales         . No front end sales
 charge. There are          charge. All your             charge or CDSC,
 several ways to            money goes to work           except for a CDSC for
 reduce these sales         for you right away.          redemptions made
 charges.                                                within the first year
                                                         after investing. All
                                                         your money goes to
                                                         work for you right
                                                         away.


                           . Higher annual
 . Lower annual              expenses than Class A
 expenses than Class        Shares.
 B and Class C
 Shares.


                           . A CDSC on shares you
                            sell within six years       . Shares do not
                            of purchase.                 convert to another
                                                         class.


                           . Automatic conversion
                            to Class A Shares six       . Higher annual
                            years after issuance,        expenses than Class A
                            thus reducing future         Shares.
                            annual expenses.

                           . CDSC is waived for
                            certain redemptions.

  Each Fund also issues Class K and Class Y Shares, which have different sales charges, expense levels and performance. Class K and Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class K and Class Y Shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class A Shares are sold at the "net asset value next determined" by the Funds plus any "applicable sales charge" and Class B and Class C Shares are sold at the "net asset value next determined" by the Funds. These terms are explained below. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

  NET ASSET VALUE. Except in certain limited circumstances, each Fund determines its net asset value ("NAV") at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day the NYSE is open for trading. Each Fund calculates its NAV separately for each class of shares. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

  APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                                  SALES CHARGE      DISCOUNT TO
                                               AS A PERCENTAGE OF    SELECTED
                                              -------------------- DEALERS AS A
                                                 YOUR    NET ASSET PERCENTAGE OF
                                              INVESTMENT   VALUE     INESTMENT
                                              ---------- --------- -------------
Less than $100,000...........................   4.00%      4.17%       3.75%
$100,000 but less than $250,000..............   3.00%      3.09%       2.75%
$250,000 but less than $500,000..............   2.00%      2.04%       1.75%
$500,000 but less than $1,000,000............   1.25%      1.27%       1.00%
$1,000,000 or more...........................   None*      None*   (see below)**

--------
* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 are subject to a different CDSC, which is described in the SAI.
** The Distributor will pay 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

  The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

  SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

   (1) individuals with an investment account or relationship with the Advisor;

   (2) full-time employees and retired employees of the Advisor, employees of the Funds' service providers and immediate family members of such persons;

   (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

   (4) certain qualified employee benefit plans as described below;

   (5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as investment advisor;

   (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or Framlington, within 60 days of redemption;

   (7) banks and other financial institutions that have entered into agreements with the Trust, the Company or Framlington to provide shareholder services for customers ("Customers") (including Customers of such banks and other financial institutions, and the immediate family members of such Customers);

   (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

   (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and

  (10) employer sponsored 401(k) plans which are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans."

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

  We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions of Class A Shares within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs"), UPI Plans and Merrill Lynch Plans are not considered to be Qualified Employee Benefit Plans.

  We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI Plans and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for UPI Plans. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

  We will waive the initial sales charge for all investments in Class A Shares by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeing Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch Plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

  . LETTER OF INTENT. If you intend to purchase at least $100,000 in Class A,
    Class B and Class C Shares of the Funds and other non-money market funds of the Trust or the Company (other than the Index 500 Fund), you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

     You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

  . QUANTITY DISCOUNTS. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

  . RIGHT OF ACCUMULATION. You may add the value of any shares of non-money market funds of the Trust or the Company you already own to the amount of your next Class A Share investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

  Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Funds' shares.

  For further information on sales charge waivers and reductions call the Funds at (800) 438-5789.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment for Class A, Class B and Class C Shares of a Fund is $500 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A or Class C Shares.

                          HOW CAN I PURCHASE SHARES?

  You can purchase Class A, Class B and Class C Shares in a number of different ways. You may place orders directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker.

  . BY BROKER. Any broker authorized by the Distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

  . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) for $500 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. To open a new account, you should call the Funds at (800) 438-
    5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                            Boston Safe Deposit and Trust Company
                            Boston, MA
                            ABA# 011001234
                            DDA# 16-798-3
                            Account No.:

   You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

  . REINVESTMENT PRIVILEGE. Once a year you may reinvest redemption proceeds from Class A, B and C Shares of a Fund (or Class A, B and C Shares of another non-money market fund of the Trust or the Company) in shares of the same class of the same Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

  See the SAI for further information regarding purchases of the Funds' shares.

  The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

                          HOW CAN I EXCHANGE SHARES?

  You may exchange shares of the Funds for shares of the same class of other Funds of the Trust, the Company or Framlington based on their relative net asset values. Class A Shares of a money market fund of the Trust or the Company that were (1) acquired through the use of the exchange privilege and
(2) can be traced back to a purchase of shares in one or more investment portfolios of the Trust or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

  You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a Fund with a higher sales charge, you must pay the difference at the time of exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

  . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

  . EXCHANGES BY MAIL. You may send exchange orders to your broker or to the Transfer Agent at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130

  We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

  CONTINGENT DEFERRED SALES CHARGES. You pay a CDSC when you redeem:

  . Class A Shares that are part of an investment of at least $1 million within one year of buying them

  . Class B Shares within six years of buying them

  . Class C Shares within one year of buying them

  These time periods include the time you held Class B or Class C Shares which you may have exchanged for Class B or Class C Shares of the Funds.

  The CDSC schedule for Class B Shares purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original purchase price of your investment or the net asset value at the time of redemption, whichever is lower.

                                CLASS B SHARES

YEARS SINCE PURCHASE                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

  The Distributor pays sales commissions of 4.00% of the purchase price of Class B Shares of Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

  You will not pay a CDSC to the extent that the value of redeemed shares represents:

  . reinvestment of dividends or capital gains distributions

  . capital appreciation of shares redeemed

  When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

  CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

  . redemptions made within one year after the death of a shareholder or registered joint owner

  . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2

  . involuntary redemptions made by the Fund

  Consult the SAI for Class B Shares CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

  We will waive the CDSC for all redemptions of Class B Shares by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  You may redeem shares of the Funds in several ways:

  . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS, C/O
    FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

     A SIGNATURE GUARANTEE is required for the following redemption requests:
   (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

  . BY TELEPHONE. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

     If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

     We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

     During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

  . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSCs when you redeem shares.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

  . FREE CHECKWRITING. Free checkwriting is available to holders of Class A
    Shares of the Funds (other than the International Bond Fund) who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more and you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

  The Trust and the Company are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Trust and the Company are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust and the Company and supervise the Funds' service providers. The Trust is organized as a Massachusetts business trust and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

  INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

  During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:

Bond Fund................................................................. 0.50%
Intermediate Bond Fund.................................................... 0.50%
International Bond Fund................................................... 0.50%
U.S. Government Income Fund............................................... 0.50%
Michigan Triple Tax-Free Fund............................................. 0.50%
Tax-Free Bond Fund........................................................ 0.50%
Tax-Free Intermediate Bond Fund........................................... 0.50%
Short Term Treasury Fund.................................................. 0.25%

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

  The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of
 .051% of the first $7.5 billion of net assets, plus .045% of the next $2.5 billion of net assets, plus .03% of the next $2.5 billion of net assets, plus
 .02% of net assets over $12.5 billion.
  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as Sub-Custodian to the Funds. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.
  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.
  For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

  Under Rule 12b-1 of the 1940 Act, the Funds have adopted Service Plans with respect to their Class A Shares and Service and Distribution Plans with respect to their Class B and Class C Shares. Under the Plans, each Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Funds' Class A Shares. The Distributor also is paid a service fee at an annual rate of 0.25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Funds' Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Funds. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?
  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust or the Company as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust and the Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust has committed to reimburse the shareholder in full from its assets. The SAI contains more information regarding voting rights.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust and the Company.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The International Bond Fund pays its net income quarterly as a dividend. The other Funds pay dividends of net income monthly. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Funds will pay dividend and capital gains distributions in additional shares of the same class of the Funds. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

          ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

FIXED INCOME CLASS A, B, C

  In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

  If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains on the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

  More information about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROINABC / F0418 / 10-97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.




Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

Application                                               [LOGO OF MUNDER FUNDS]
for new accounts


Please mail your complete application (printed or typed) along with your check to:

        The Munder Funds
        c/o First Data Investor Services Group, Inc.
        P.O. Box 5130
        Westborough, MA  01581-5130

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

                           1. ACCOUNT REGISTRATION

---------------------------------------------------------------------------------------------------
Name                                             Social Security Number


---------------------------------------------------------------------------------------------------
Joint Owner (if any)            (If Joint Tenancy, use Social Security Number of first joint owner)
OR
Uniform Transfer to Minor:
                                                        for:
---------------------------------------------------------------------------------------------------
Custodian Name (one custodian only)                     Minor's Name (one minor only)

---------------------------------------------------------------------------------------------------
State (Custodian's State of Residence)                  Minor's Social Security Number
OR
   [_] Trust      [_] Corporation        [_] Other (please specify)________________________________


---------------------------------------------------------------------------------------------------
Trust/Corporation Name

---------------------------------------------------------------------------------------------------
Trust Date                                              Trust Identification Number


        2. MAILING  ADDRESS (address for reports, dividends, statements and redemption proceeds)


---------------------------------------------------------------------------------------------------
Street                                                                  Apt.

---------------------------------------------------------------------------------------------------
City                    State                Zip Code                   Telephone Number

Non-Resident Alien:      [_] Yes    [_] No       If Yes, Country of Residence______________________

                             3. INITIAL INVESTMENT

With as little as $500* you can invest in any Munder Fund. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.

NAME OF FUND                                            CLASS A      CLASS B     CLASS C      INVESTMENT AMOUNT
[_]  Munder Accelerating Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Aggressive Fund                    [_]          [_]         [_]        $_________________
[_]  Munder All-Season Moderate Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Conservative Fund                  [_]          [_]         [_]        $_________________
[_]  Munder Balanced Fund                                 [_]          [_]         [_]        $_________________
[_]  Munder Growth & Income Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Index 500 Fund                                [_]          [_]         [_]        $_________________
[_]  Munder International Equity Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Micro-Cap Equity Fund                         [_]          [_]         [_]        $_________________
[_]  Munder Mid-Cap Growth Fund                           [_]          [_]         [_]        $_________________
[_]  Munder Multi-Season Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Real Estate Equity Investment Fund            [_]          [_]         [_]        $_________________
[_]  Munder Small-Cap Value Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Small Company Growth Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Value Fund                                    [_]          [_]         [_]        $_________________
[_]  Munder Framlington Emerging Markets Fund             [_]          [_]         [_]        $_________________
[_]  Munder Framlington Healthcare Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Framlington International Growth Fund         [_]          [_]         [_]        $_________________
[_]  Munder Bond Fund                                     [_]          [_]         [_]        $_________________
[_]  Munder Intermediate Bond Fund                        [_]          [_]         [_]        $_________________
[_]  Munder International Bond Fund                       [_]          [_]         [_]        $_________________
[_]  Munder Short Term Treasury Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Michigan Triple Tax-Free Bond Fund            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Bond Fund                            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Intermediate Bond Fund               [_]          [_]         [_]        $_________________
[_]  Munder U.S. Government Income Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Cash Investment Fund                          [_]          N/A         N/A        $_________________
[_]  Munder Money Market Fund                             [_]          N/A         N/A        $_________________
[_]  Munder Tax-Free Money Market Fund                    [_]          N/A         N/A        $_________________
[_]  Munder U.S. Treasury Money Market Fund               [_]          N/A         N/A        $_________________
                                                                Total Amount Invested         $_________________
[_]  By Check (Payable to The Munder Funds)
[_]  By Wire. Account Number:______________________(Account number assigned by Bank from which assets were wired.)

*$50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 5).

       4. DISTRIBUTION OPTION (check one. If none, "A" will be assigned)


[_] A. Reinvest dividends and capital gains in additional Fund shares.
[_] B. Pay dividends in cash; reinvest capital gains in additional Fund shares.
[_] C. Pay dividends and capital gains in cash.
[_] D. Please send my: [_] Dividends  [_] Dividends & Capital Gains (choose one)
                   directly to my checking/savings account.

Fill out banking information in Section 10

                    5. AUTOMATIC INVESTMENT PLAN (optional)

YES, I(we) wish to participate in the Automatic Investment Plan (AIP). I(We) authorize First Data Investor Services Group, Inc. (First Data), The Munder Funds' transfer agent, to invest automatically $_________ ($50 minimum) for me(us) on a [_] Monthly OR [_] Quarterly basis (please choose either the [_] 5th or the [_] 20th of the month) and draw a bank draft in payment of each of these investments against my (our) [_] Checking OR [_] Savings account. For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.


----------------------------------------------------------------------------------------
Name of Fund    Checking/Savings Account Number         ABA Number (Bank Routing Number)

Fill out banking information in Section 10


                     6. CHECKWRITING PRIVILEGES (optional)

Income & Money Market Class A shares only

If you are opening an account for any of The Munder Income and/or Money Market Funds (Class A Shares only), you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in Section 1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.

Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting this service:

--------------------------------------------------------------------------------
Fund(s)

--------------------------------------------------------------------------------
Fund(s)

Authorized Signatures (exactly as it appears in Part 1 of the Application):

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

Check here if more than one signature is required per check: [_] 2 [_] 3

Other: _____________________

                    7. AUTOMATIC WITHDRAWAL PLAN (optional)

The minimum account balance must be $2,500 or more.

Fill out banking information in Section 10

YES, I authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each month.

-------------------------------------------------------------------------------------------------------------
Name Of Fund That Shares Will Be Redeemed From                Account Number (if applicable)

--------------------------------------------------------------------------------------------------------------
Amount of Monthly Payment ($50 minimum per Fund)              Start Date (Payment is to begin on the next
                                                              payment period unless a later date is indicated)

Payments will be made to: [_] Owner's address of record only  OR  [_] Other listed below:

______________________________________________________________________   [_] Checking  OR  [_] Savings Account
Name (if bank indicate account number)

--------------------------------------------------------------------------------------------------------------
Address

For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.

--------------------------------------------------------------------------------------------------------------
Name of Fund                          Account Number (if applicable)          ABA Number (Bank Routing Number)


                      8. REDUCED SALES CHARGE (optional)

[_] Rights Of Accumulation:

Investors may qualify for reduced sales charges by aggregating the total purchases of all Munder Class A Shares, excluding Money Market Funds, to determine the applicable sales charge for current purchases. To determine the aggregated amount of all non-money market funds, you will need to total the current purchases as well as shares that are already beneficially owned by the investor for which a sales charge has already been paid. Please see the prospectus for additional information regarding Rights of Accumulation.

I apply for the Rights of Accumulation reduced sales charges based on the following accounts in The Munder Funds.

--------------------------------------------------------------------------------
Name of Fund                    Account Number


--------------------------------------------------------------------------------
Name of Fund                    Account Number

--------------------------------------------------------------------------------
Name of Fund                    Account Number


[_] Letters Of Intent:

You may qualify for reduced sales charges if you plan to make additional investments in The Munder Funds within a 13 month period. By indicating a level of anticipated investment and by signing this application, you agree to the terms of the Letter of Intent as set forth in the Prospectus, and as follows:
"Although I am not obligated to do so, I intend to invest over a 13 month period an aggregate amount of at least" (check one):


          [_] $25,000         [_] $50,000         [_] $100,000
          [_] $250,000        [_] $500,000        [_] $1,000,000

                 9. TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.

[_] I(We) authorize First Data to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.

     1. I(We) relieve the Funds or First Data of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
     2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
     3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
     4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $500 per Fund unless the shareholder is establishing an Automatic Investment Plan.
     5. Redemption proceeds will be sent only to my account address of record.


--------------------------------------------------------------------------------
Name                                        Name

                            10. BANKING INFORMATION

To be completed with Section 4 (Distribution Option)
I(We) authorize The Munder Funds to deposit distributions into the following
[_] Checking  [_] Savings account:

------------------------------------------------------------------------------------------
Bank Name                               Address

------------------------------------------------------------------------------------------
ABA Number (Bank Routing Number)        Account Number           Bank Account Registration

------------------------------------------------------------------------------------------
Wiring Instructions

To be completed with Section 5 (Automatic Investment Plan)
Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow First Data, the transfer agent for The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft is not paid upon presentation by First Data, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date

To be completed with Section 7 (Automatic Withdrawal Plan)
Please note that your bank will clear and process each bank deposit and will include it with your regular statement. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow the transfer agent for The Munder Funds to act as your Agent with regard to the Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon thirty (30) days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date



               . Please Staple Void Check or Deposit Slip Here .

               11. AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES
By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) understand that this order is subject to acceptance by The Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., First Data, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. First Data, is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in Section 4.

I(We) understand and acknowledge that a sales charge may be levied against the dollars that I(we) invest in The Munder Funds. (See the Prospectus(es) for reduced sales charge information.)

The Internal Revenue Service requires that all taxpayers provide their Taxpayer Identification Numbers (Social Security Numbers) and sign in the space provided below. Failure by non-exempt taxpayers to furnish us with the correct Taxpayer Identification Number will result in withholding of 31% of all taxable dividends paid and/or withholding on certain other payments (this is referred to as backup withholding).

-------------------------------------------------------------------------------------------
Taxpayer Identification Number                  Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be used for any custodial or trust account opened for me by The Munder Funds, and
(2)  I (the Investor) am not subject to backup withholding because:
     (a) I am exempt from Backup Withholding
     (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or
     (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the Federal income tax law.

[_] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

Authorization:


----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

================================================================================
FOR DEALER USE ONLY
We hereby authorize First Data Investor Services Group, Inc., to act as our agent in connection with transactions authorized by this Application and agree to notify First Data Investor Services Group, Inc., of any purchase made under a Letter of Intent or Right of Accumulation.

--------------------------------------------------------------------------------
Dealer's Name                   Main Office Address

--------------------------------------------------------------------------------
Representative's Name           Branch #                Rep #

--------------------------------------------------------------------------------
Branch Address                                          Telephone #

--------------------------------------------------------------------------------
Authorized Signature of Dealer                          Title
================================================================================

================================================================================
Shares of The Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
================================================================================
Distributor: Funds Distributor, Inc.                               APPABC - F078

                                                           CLASS A, B & C SHARES


                [LOGO OF THE MUNDER FUNDS]

                Investments for all seasons


                                                                      Prospectus

                                                                OCTOBER 29, 1997

                                                   THE MUNDER MONEY MARKET FUNDS

                                                                 Cash Investment
                                                                    Money Market
                                                           Tax-Free Money Market
                                                      U.S. Treasury Money Market



                                                  Prospectus begins on next page

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES

  The Munder Funds Trust (the "Trust") and The Munder Funds, Inc. (the "Company") are open-end investment companies. This Prospectus describes three investment portfolios offered by the Trust (the "Trust Funds") and the Money Market Fund offered by the Company (collectively, the "Funds"):

                          Munder Cash Investment Fund
                           Munder Money Market Fund
                       Munder Tax-Free Money Market Fund
                    Munder U.S. Treasury Money Market Fund

  Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds. Only Class A Shares of the Trust Funds are currently offered for sale to retail investors. Class A, Class B and Class C Shares of the Money Market Fund may be acquired only through an exchange of shares from the corresponding classes of other funds of the Company, the Trust or Munder Framlington Funds Trust ("Framlington").

  This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  ALTHOUGH THE FUNDS SEEK TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUNDS CAN DO SO ON A CONTINUING BASIS.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.


                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

             THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights............................................................
  What are the key facts regarding the Funds?..............................   3
Financial Information......................................................   5
Fund Choices
  What Funds are offered?..................................................  12
  Who may want to invest in the Funds?.....................................  12
  What are the Funds' investments and investment practices?................  13
  What are the risks of investing in the Funds?............................  15
Performance
  How is the Funds' performance calculated?................................  16
  Where can I obtain performance data?.....................................  16
Purchases and Exchanges of Shares
  What price do I pay for shares?..........................................  16
  When can I purchase shares?..............................................  17
  What is the minimum required investment?.................................  17
  How can I purchase shares?...............................................  17
  How can I exchange shares?...............................................  18
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  18
  When can I redeem shares?................................................  19
  How can I redeem shares?.................................................  20
  When will I receive redemption amounts?..................................  20
Structure and Management of the Funds
  How are the Funds structured?............................................  21
  Who manages and services the Funds?......................................  21
  What are my rights as a shareholder?.....................................  22
Dividends, Distributions and Taxes
  When will I receive distributions from the Funds?........................  22
  How will distributions be made?..........................................  23
  Are there tax implications of my investments in the Funds?...............  23
Additional Information.....................................................  23

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are the Funds' goals?

A:
 . The Cash Investment Fund and U.S. Treasury Money Market Fund seek as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

 . The Money Market Fund seeks to provide current income consistent with the preservation of capital and liquidity.

 . The Tax-Free Money Market Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Q: What are the Funds' strategies?

A: The Funds invest solely in dollar-denominated debt securities with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

Q: What are the Funds' risks?

A: It is expected that the Funds will maintain a net asset value of $1.00 per share, although there is no assurance that they will be able to do so on a continuous basis. A Fund's performance per share may change daily based on many factors, including interest rate levels, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Q: What are the options for investment in the Funds?

A: The Money Market Fund offers four different investment options, or classes:
Class A, B, C and Y. The Trust Funds offer only Class A, Class K and Class Y Shares. Class K and Class Y Shares, which are offered only to institutional and other qualified investors, are offered in other prospectuses.

                                       MAXIMUM FRONT              MAXIMUM
       CLASS     RULE 12B-1 FEES*     END SALES LOAD**            CDSC***
       -----     ----------------     ----------------     ----------------------
      Class A         0.25%                 None                    None
      Class B           1%                  None                     5%
      Class C           1%                  None           1%, if redeemed within
                                                             1 year of purchase

--------
  * An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.
 ** A one-time fee charged at the time of purchase of shares.
*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.

  Class B Shares convert automatically to Class A Shares after six years. Due to the level of Rule 12b-1 fees on Class B Shares versus Class A or Class C Shares, this conversion is to your economic benefit.

Q: How do I buy and sell shares of the Funds?

A: This Prospectus offers to investors one class of shares of the Trust Funds, Class A Shares. The Money Market Fund offers Class A, Class B and Class C Shares which may be acquired only through an exchange of shares of the corresponding classes of another fund of the Company, the Trust or Framlington. Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase Class A Shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $500 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

  Shares may be redeemed (sold back to the Fund) by mail.

  You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Company, Munder and Framlington, and exchange Fund shares for shares of the same class of other funds of the Company, Munder and Framlington.

Q: What shareholder privileges do the Funds offer?


A:

  CLASS A SHARES             CLASS B SHARES            CLASS C SHARES
  --------------             --------------            --------------
  Automatic Investment Plan  Automatic Investment Plan Automatic Investment Plan
  Automatic Withdrawal Plan  Automatic Withdrawal Plan Automatic Withdrawal Plan
  Telephone Exchanges        Telephone Exchanges       Telephone Exchanges
  Free Check Writing

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. The Funds declare dividends daily and pay them monthly. The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions of a Fund will be automatically used to purchase additional shares of that Fund.

Q: Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds.

                             FINANCIAL INFORMATION
                      SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

                              CASH INVESTMENT FUND
                           TAX-FREE MONEY MARKET FUND
                         U.S. TREASURY MONEY MARKET FUND    MONEY MARKET FUND
                         ------------------------------- -------------------------
                                     CLASS A             CLASS A   CLASS B CLASS C
                                     SHARES              SHARES    SHARES  SHARES
                         ------------------------------- -------   ------- -------
Maximum Sales Charge on
 Purchase
 (as a % of Offering
 Price).................              None                None      None    None
Sales Charge Imposed on
 Reinvested Dividends...              None                None      None    None
Maximum Deferred Sales
 Charge.................              None                None(2)   5%(3)   1%(4)
Redemption Fees(5)......              None                None      None    None
Exchange Fees...........              None                None      None    None

--------
Notes:

(1) Does not include fees which institutions may charge for services they provide to you.
(2) A 1% CDSC applies to redemptions of shares acquired through the exchange of Class A Shares of other funds purchased on or after June 27, 1995 as part of an investment of $1,000,000 or more. See the SAI for a description of Class A Shares acquired before June 27, 1995.
(3) The CDSC payable on redemption of Class B Shares declines over time.
(4) A 1% CDSC applies to redemptions within one year after the initial investment in Class C Shares.
(5) The Funds' transfer agent may deduct a redemption fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown are based on fees for the Funds' past fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

ANNUAL FUND                                   CLASS A SHARES
OPERATING EXPENSES       --------------------------------------------------------
(AS A % OF AVERAGE NET                            TAX-FREE        U.S. TREASURY
ASSETS)                  CASH INVESTMENT FUND MONEY MARKET FUND MONEY MARKET FUND
----------------------   -------------------- ----------------- -----------------
Advisory Fees...........         .35%                .35%              .35%
12b-1 Fees..............         .25%                .25%              .25%
Other Expenses..........         .20%                .18%              .19%
                                 ---                ----              ----
  Total Fund Operating
   Expenses.............         .80%                .78%              .79%
                                 ===                ====              ====
ANNUAL FUND
OPERATING EXPENSES                          MONEY MARKET FUND
(AS A % OF AVERAGE NET   --------------------------------------------------------
ASSETS)                     CLASS A SHARES     CLASS B SHARES    CLASS C SHARES
----------------------   -------------------- ----------------- -----------------
Advisory Fees...........         .40%                .40%              .40%
12b-1 Fees..............         .25%               1.00%             1.00%
Other Expenses..........         .24%                .24%              .24%
                                 ---                ----              ----
  Total Fund Operating
   Expenses.............         .89%               1.64%             1.64%
                                 ===                ====              ====

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL OPERATING PERFORMANCE OR EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                              CLASS A SHARES
                          ------------------------------------------------------
                                                                        U.S.
                                                         TAX-FREE     TREASURY
                          CASH INVESTMENT MONEY MARKET MONEY MARKET MONEY MARKET
                               FUND           FUND         FUND         FUND
                          --------------- ------------ ------------ ------------
 1 Year..................       $ 8           $  9         $ 8          $ 8
 3 Years.................       $26           $ 28         $25          $25
 5 Years.................       $44           $ 49         $43          $44
10 Years.................       $99           $110         $97          $98

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in Class B Shares, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of the following time period and (3) no redemption at the end of the following time periods:

                                   MONEY MARKET FUND
                                    CLASS B SHARES
----------------------------------------------------------------------------------------
       1 YEAR                 3 YEARS               5 YEARS              10 YEARS*
---------------------- --------------------- --------------------- ---------------------
                NO                    NO                    NO                    NO
REDEMPTION  REDEMPTION REDEMPTION REDEMPTION REDEMPTION REDEMPTION REDEMPTION REDEMPTION
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------
   $67         $17        $82        $52        $109       $89        $204       $194

--------
* Reflects conversion of Class B Shares to Class A Shares (which pay lower ongoing expenses) approximately six years after date of original purchase.

  The following example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in Class C Shares, assuming (1) a hypothetical 5% annual return, (2) redemption at the end of the following time periods and (3) no redemption at the end of one year:

                              MONEY MARKET FUND
                                CLASS C SHARES
      -----------------------------------------------------------------------------------
                1 YEAR
      -----------------------------
                            NO
      REDEMPTION        REDEMPTION           3 YEARS           5 YEARS           10 YEARS
      ----------        ----------           -------           -------           --------
         $27               $17                 $52               $89               $194

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                             FINANCIAL HIGHLIGHTS

  The following financial highlights were audited by Ernst & Young LLP, independent auditors, except that, for the periods ended prior to June 30, 1995 for the Money Market Fund, such financial highlights were audited by another independent auditor. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                         CASH INVESTMENT FUND(A)
                         ------------------------------------------------------------
                          YEAR      YEAR      PERIOD         YEAR     YEAR    PERIOD
                          ENDED    ENDED      ENDED         ENDED     ENDED    ENDED
                         6/30/97  6/30/96   6/30/95(D)    2/28/95(E) 2/28/94  2/28/93
                         CLASS A  CLASS A    CLASS A       CLASS A   CLASS A  CLASS A
                         -------  --------  ----------    ---------- -------  -------
Net asset value,
 beginning of period.... $  1.00  $   1.00   $  1.00       $  1.00   $  1.00  $  1.00
                         -------  --------   -------       -------   -------  -------
Income from investment
 operations:
 Net investment income..   0.047     0.049     0.018         0.039     0.026    0.007
                         -------  --------   -------       -------   -------  -------
 Total from investment
  operations............   0.047     0.049     0.018         0.039     0.026    0.007
                         -------  --------   -------       -------   -------  -------
Less distributions:
 Dividends from net
  investment income
  income................  (0.047)   (0.049)   (0.018)       (0.039)   (0.026)  (0.007)
                         -------  --------   -------       -------   -------  -------
 Total distributions....  (0.047)   (0.049)   (0.018)       (0.039)   (0.026)  (0.007)
                         -------  --------   -------       -------   -------  -------
Net asset value, end of
 period................. $  1.00  $   1.00   $  1.00       $  1.00   $  1.00  $  1.00
                         =======  ========   =======       =======   =======  =======
 Total return (b).......    4.80%     5.02%     1.78%         3.97%     2.68%    0.69%
                         =======  ========   =======       =======   =======  =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's)..... $96,192  $116,622   $52,530       $40,239   $32,913  $ 2,296
 Ratio of operating
  expenses to average
  net assets............    0.80%     0.78%     0.77%(c)      0.80%     0.59%    0.53%(c)
 Ratio of net investment
  income to average net
  assets................    4.71%     4.88%     5.39%(c)      4.02%     2.68%    2.79%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers...............    0.80%     0.78%     0.79%(c)      0.83%     0.64%    0.58%(c)

--------
(a) The Munder Cash Investment Fund Class A Shares commenced operations on December 1, 1992. The Munder Money Market Fund Class A Shares, Class B Shares and Class C Shares commenced operations on July 3, 1995, February 16, 1994 and October 17, 1996, respectively.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end for Cash Investment Fund was the last day of February and the fiscal year end for Money Market Fund was December 31.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Cash Investment Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) On February 1, 1995 Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Money Market Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                         MONEY MARKET FUND (A)
-----------------------------------------------------------------------------------
      YEAR        PERIOD       YEAR     YEAR       PERIOD       PERIOD      PERIOD
     ENDED         ENDED       ENDED    ENDED       ENDED       ENDED        ENDED
    6/30/97       6/30/96     6/30/97  6/30/96  6/30/95(D, F)  12/31/94     6/30/97
    CLASS A       CLASS A     CLASS B  CLASS B     CLASS B     CLASS B      CLASS C
    -------       -------     -------  -------  -------------  --------     -------
$           1.00  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00      $  1.00
----------------  -------     -------  -------     -------     -------      -------
           0.046    0.048       0.039    0.041       0.020       0.030        0.027
----------------  -------     -------  -------     -------     -------      -------
           0.046    0.048       0.039    0.041       0.020       0.030        0.027
----------------  -------     -------  -------     -------     -------      -------
          (0.046)  (0.048)     (0.039)  (0.041)     (0.020)     (0.030)      (0.027)
----------------  -------     -------  -------     -------     -------      -------
          (0.046)  (0.048)     (0.039)  (0.041)     (0.020)     (0.030)      (0.027)
----------------  -------     -------  -------     -------     -------      -------
           $1.00  $  1.00     $  1.00  $  1.00     $  1.00     $  1.00      $  1.00
================  =======     =======  =======     =======     =======      =======
            4.72%    4.83%       3.92%    4.13%       1.99%       2.97%        2.75%
================  =======     =======  =======     =======     =======      =======
$          3,655  $    23     $   451  $   124     $   371     $   501      $ 1,755
            0.89%    0.87%(c)    1.64%    1.62%       1.60%(c)    1.60%(c)     1.64%(c)
            4.61%    4.84%(c)    3.86%    4.09%       4.46%(c)    3.36%(c)     3.86%(c)
            0.89%    0.87%(c)    1.64%    1.62%       1.66%(c)    3.34%(c)     1.64%(c)

                                      TAX-FREE MONEY MARKET FUND(A)
                         ----------------------------------------------------------
                          YEAR     YEAR      PERIOD                 YEAR    PERIOD
                          ENDED    ENDED     ENDED      YEAR ENDED  ENDED    ENDED
                         6/30/97  6/30/96  6/30/95(D)   2/28/95(E) 2/28/94  2/28/93
                         CLASS A  CLASS A   CLASS A      CLASS A   CLASS A  CLASS A
                         -------  -------  ----------   ---------- -------  -------
Net asset value,
 beginning of period.... $ 1.00   $  1.00    $ 1.00       $ 1.00   $ 1.00   $ 1.00
                         ------   -------    ------       ------   ------   ------
Income from investment
 operations:
 Net investment income..  0.028     0.029     0.011        0.023    0.020    0.006
                         ------   -------    ------       ------   ------   ------
 Total from investment
  operations............  0.028     0.029     0.011        0.023    0.020    0.006
                         ------   -------    ------       ------   ------   ------
Less distributions:
 Dividends from net
  investment income..... (0.028)   (0.029)   (0.011)      (0.023)  (0.020)  (0.006)
                         ------   -------    ------       ------   ------   ------
 Total distributions.... (0.028)   (0.029)   (0.011)      (0.023)  (0.020)  (0.006)
                         ------   -------    ------       ------   ------   ------
Net asset value, end of
 period................. $ 1.00   $  1.00    $ 1.00       $ 1.00   $ 1.00   $ 1.00
                         ======   =======    ======       ======   ======   ======
 Total return (b).......   2.78%     2.89%     1.09%        2.33%    1.99%    0.60%
                         ======   =======    ======       ======   ======   ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's)..... $5,205   $10,582    $8,530       $4,539   $4,525   $  761
 Ratio of operating
  expenses to average
  net assets............   0.78%     0.78%     0.79%(c)     0.80%    0.58%    0.52%(c)
 Ratio of net investment
  income to average net
  assets................   2.76%     2.89%     3.26%(c)     2.29%    1.95%    2.06%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers...............   0.78%     0.80%     0.84%(c)     0.85%    0.63%    0.57%(c)

--------
(a) The Munder Tax-Free Money Market Fund Class A Shares commenced operations on November 29, 1992. The Munder U.S. Treasury Money Market Fund Class A Shares commenced operations on November 24, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


           U.S. TREASURY MONEY MARKET FUND(A)
 --------------------------------------------------------------
   YEAR       YEAR      PERIOD                 YEAR    PERIOD
  ENDED       ENDED     ENDED      YEAR ENDED  ENDED    ENDED
 6/30/97     6/30/96  6/30/95(D)   2/28/95(E) 2/28/94  2/28/93
 CLASS A     CLASS A   CLASS A      CLASS A   CLASS A  CLASS A
 -------     -------  ----------   ---------- -------  -------
   $1.00     $ 1.00     $ 1.00       $ 1.00   $ 1.00   $ 1.00
 -------     ------     ------       ------   ------   ------
   0.046      0.047      0.017        0.037    0.025    0.007
 -------     ------     ------       ------   ------   ------
   0.046      0.047      0.017        0.037    0.025    0.007
 -------     ------     ------       ------   ------   ------
  (0.046)    (0.047)    (0.017)      (0.037)  (0.025)  (0.007)
 -------     ------     ------       ------   ------   ------
  (0.046)    (0.047)    (0.017)      (0.037)  (0.025)  (0.007)
 -------     ------     ------       ------   ------   ------
   $1.00     $ 1.00     $ 1.00       $ 1.00   $ 1.00   $ 1.00
 =======     ======     ======       ======   ======   ======
    4.66%      4.77%      1.72%        3.72%    2.57%    0.74%
 =======     ======     ======       ======   ======   ======
  $5,319     $1,620     $1,117       $3,815   $  725   $   43
    0.79%      0.79%      0.80%(c)     0.80%    0.61%    0.53%(c)
    4.54%      4.64%      5.13%(c)     3.63%    2.53%    2.61%(c)

    0.79%      0.81%      0.85%(c)     0.85%    0.66%    0.58%(c)

                                 FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

  This Prospectus describes Class A Shares of the Cash Investment Fund, U.S. Treasury Money Market Fund and Tax-Free Money Market Fund and Class A, B and C Shares of the Money Market Fund. This section summarizes each Fund's goal and principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

                             CASH INVESTMENT FUND

  . The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests in a broad range of short-term, high quality, U.S.
    dollar-denominated instruments.

                        U.S. TREASURY MONEY MARKET FUND

  . The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

                          TAX-FREE MONEY MARKET FUND

  . The Fund's goal is to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests substantially all of its assets in short-term, U.S.
    dollar-denominated Municipal Obligations, the interest on which is exempt from regular Federal income tax. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.

  . Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Obligations.

                               MONEY MARKET FUND

  . The Fund's goal is to provide current income consistent with the preservation of capital and liquidity.

  . The Fund invests its assets in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets.

                     WHO MAY WANT TO INVEST IN THE FUNDS?

  The Funds are designed for investors who desire a high level of income and liquidity, and stability of principal. The Munder Money Market Fund is also designed to be acquired by the exchange of shares of other Munder Funds for investors who: (1) own other Munder Funds; (2) wish to be out of the market temporarily; and (3) do not desire to incur redemption fees or sales charges. The Funds invest their assets conservatively and as a result, they will not earn as high a level of current income as funds that invest in longer-term or lower quality debt securities or equity securities. Investors who are more aggressive in their investment approach or who desire a higher rate of return may wish to invest in other funds offered by the Trust, the Company and Framlington.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

  Each Fund will invest primarily in ELIGIBLE SECURITIES (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk. Each Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

  Each Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

  Each of the Funds may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Funds for the use of the securities, thus increasing the Funds' returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the term of the loan. Loans may not exceed 25% of each Fund's (except the Money Market Funds) total assets and 33 1/3% of the Money Market Funds total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

 Investment Chart

  The following chart summarizes the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                                                                        U.S.
                                                            TAX-FREE  TREASURY
             INVESTMENTS AND                CASH    MONEY    MONEY     MONEY
          INVESTMENT PRACTICES           INVESTMENT MARKET   MARKET    MARKET
------------------------------------------------------------------------------
  MUNICIPAL REVENUE OBLIGATIONS.             N        N      May be      N
   Obligations the interest on which is                    more than
   paid solely from the revenues of                            25%
   similar projects.
------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS:
    . Commercial paper (including paper      Y        Y        N         N
      of Canadian companies, Canadian
      branches of U.S. companies, and
      Europaper)
    . Corporate bonds                        Y        Y        N         N
    . Other short-term obligations           Y        Y        N         N
    . Variable Master Demand Notes           Y        Y        N         N
    . Bond Debentures                        Y        Y        N         N
    . Notes                                  Y        Y        N         N
------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES. Includes          Y        Y        N         N
   debt securities backed by mortgages,
   installment sales contracts and
   credit card receivables.
------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS:
    . Issued or guaranteed by U.S.           Y        Y        N         Y
      Government
    . Issued or guaranteed by U.S.           Y        Y        N         N
      Government agencies and
      instrumentalities
------------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S. dollar-             Y        Y        N         N
   denominated only; includes
   certificates of deposit, bankers'
   acceptances, bank notes, deposit
   notes and interest-bearing savings
   and time deposits, issued by U.S. or
   foreign banks or savings
   institutions with total assets
   greater than $1 billion.
------------------------------------------------------------------------------
  STRIPPED SECURITIES:
    . Participation in trusts that hold      Y        Y        Y         N
      U.S. Treasury and agency
      securities
    . U.S. Treasury-issued receipts          Y        Y        Y        35%
    . Non-U.S. Treasury receipts             Y        Y        Y         N
------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS. Payable from        5%       5%   25% in any    N
   the issuer's general revenue, the                       one state
   revenue of a specific project,
   current revenues or a reserve fund.
------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS. A Fund agrees       Y        Y        N         Y
   to purchase securities from a seller
   and the seller agrees to repurchase
   the securities at a later time at a
   set price (maturities < 397 days).
------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A Fund      Y        Y        N         N
   sells securities and agrees to buy
   them back later at an agreed upon
   time and price. A method to borrow
   money for temporary purposes.
------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS.           Y        Y        N         N
   Agreements of
   a Fund to make payments to an
   insurance company's general account
   in exchange for a minimum level of
   interest based on an index.

--------------------------------------------------------------------------------

                                                                        U.S.
            INVESTMENTS AND               CASH      MONEY   TAX-FREE  TREASURY
         INVESTMENT PRACTICES          INVESTMENT  MARKET     MONEY     MONEY
-------------------------------------------------------------------------------
  MONEY MARKET FUNDS. Securities           Y          Y         Y         Y
   issued by other investment          (1940 Act  (1940 Act (1940 Act (1940 Act
   companies which invest in short-     limits)    limits)   limits)   limits)
   term
   debt securities and seek to
   maintain $1.00 net asset
   value per share used only to
   manage daily cash portions.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND FORWARD        Y          Y         Y         Y
   COMMITMENTS. Agreement by a Fund
   to purchase securities at a set
   price, with payment and delivery
   in the future. The value of the
   securities may change between the
   time the price is set and payment.
   Not
   to be used for speculation.
-------------------------------------------------------------------------------
  FOREIGN SECURITIES. Debt                25%        25%        N         N
   obligations issued by foreign
   governments, and their agencies,
   instrumentalities or political
   subdivisions, supranational
   organizations, and foreign
   corporations or convertible into
   foreign stock. Does not include
   Bank Obligations.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically          10%(1)     10%(1)    10%(1)    10%(1)
   there is no ready market for these
   securities, which limits the
   ability to sell them for full
   market value, or there are legal
   restrictions on their resale by a
   Fund.

Key:
   Y = investment allowed without restriction
   N = investment not allowed

   (1) Based on net assets

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

  Each Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Funds is not guaranteed. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

  A Fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Because the Funds invest mostly in debt instruments, rises and falls in interest rate levels in general, as well as in the value of the instruments in the Funds' portfolios, can affect the Funds' performance.

  The Cash Investment Fund and Money Market Fund may invest in securities of foreign issuers. Foreign securities are generally considered to be riskier than securities issued by U.S. companies due to factors such as freezes on convertibility of currency, the rise and fall of foreign currency exchange rates, political instability and differences in accounting and reporting standards.

  Although the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

  Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in municipal revenue obligations, the interest on which is paid solely from revenues of similar projects, the Tax-Free Money Market

Fund does not intend to do so on a regular basis. If it does, the Fund will be riskier than a fund which does not concentrate to such an extent on similar projects.

  The risks of the various investment techniques the Funds use are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

  The current yield of shares in the Funds refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of shares of the Tax-Free Money Market Fund may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of a particular class. This is done by increasing the yield (calculated as above) by the amount necessary to reflect the payment of Federal and/or state income taxes at a stated rate.

  Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                    PURCHASES AND EXCHANGES OF SHARES

                        WHAT PRICE DO I PAY FOR SHARES?

  Class A Shares are sold at the Fund's net asset value next determined after a purchase order and payment are received. If the Transfer Agent receives your purchase order and payment by 2:45 p.m. (Eastern time) on a day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"), you will receive dividends on that day. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

  Except in certain limited circumstances, each Fund determines its net asset value ("NAV") at 2:45 p.m. and as of the close of regular trading hours on the NYSE (currently 4:00 p.m. New York time) (Eastern time) on each Business Day. Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding. In seeking to maintain a stable net asset value of $1.00 per share with respect to each of the Funds, portfolio securities are valued according to the amortized cost method. Under this method, securities are valued initially at cost on the date of purchase. Thereafter, absent unusual circumstances, a Fund assumes a constant proportionate amortization of any premium or accretion of any discount until maturity of the security.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment for Class A Shares of a Trust Fund is $500 and subsequent investments must be at least $50.

                          HOW CAN I PURCHASE SHARES?

  You can purchase Class A Shares in a number of different ways. You may place orders for Class A Shares directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker. Class A, Class B and Class C Shares of the Money Market Fund may be acquired only through an exchange of shares from the corresponding class of another Fund of the Company, the Trust or Framlington.

  . BY BROKER. Any broker authorized by the Distributor can sell you Class A
    Shares of the Funds. Please note that brokers may charge you fees for their services.

  . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) for $1,000 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. To open a new account, you should call the Funds at (800) 438-
    5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                         Boston Safe Deposit and Trust Company
                         Boston, MA
                         ABA# 011001234
                         DDA# 16-798-3
                         Account No.:
     You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.
  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.
  The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares for any period of time.
  See the SAI for further information regarding purchases of the Funds' shares.

                          HOW CAN I EXCHANGE SHARES?

  You may exchange Class A Shares of the Funds for Class A Shares of other funds of the Company, the Trust or Framlington based on their relative net asset values and you may exchange Class B and C Shares of the Money Market Fund for the corresponding class of shares of the other funds of the Company, the Trust or Munder Framlington. Class A Shares of the Funds that were (1) acquired through exchange and (2) can be traced back to a purchase of shares in one or more funds of the Company, the Trust or Framlington for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Company, the Trust or Framlington. Class B and Class C Shares of the Money Market Fund will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.
  You must meet the minimum purchase requirements for the fund of the Company, the Trust or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Company, the Trust or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

  . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

  . EXCHANGES BY MAIL. You may send exchange orders to your broker or us at The Munder Funds, c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130.

  We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order. If we receive your redemption request by 2:45 p.m. (Eastern time), you will not receive dividends for that day. The amount you receive will be reduced by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

  CONTINGENT DEFERRED SALES CHARGES. You pay a CDSC when you redeem:

  . Class A Shares of the Money Market Fund within one year

  . Class A Shares of the Money Market Fund acquired through the exchange of Class A Shares of other funds purchased before June 27, 1995 as part of an investment of $500,000 or more

  . Class B Shares of the Money Market Fund within six years

  . Class C Shares of the Money Market Fund within one year

  These time periods include the time you held the shares you exchanged to acquire Money Market Fund shares.

  You pay a 1% CDSC when you redeem Class A Shares of the Money Market Fund:

  . that you acquired through the exchange of initial Class A Shares of other funds of the Company, the Trust or Framlington

  . if you acquired the initial Class A Shares after June 27, 1995, and

  . if the initial shares were purchased without a sales charge in connection with an investment of $1,000,000 or more.

  You pay a CDSC of 1% when you redeem Class C Shares of the Money Market Fund within one year of the date you purchased the initial Class C Shares that you exchanged to acquire Money Market Fund Shares.

  The CDSC schedule for Class B Shares of the Money Market Fund purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original purchase price of your investment or the net asset value at the time of redemption, whichever is lower.

                       MONEY MARKET FUND CLASS B SHARES

      YEARS SINCE PURCHASE                                                 CDSC
      --------------------                                                 -----
      First............................................................... 5.00%
      Second.............................................................. 4.00%
      Third............................................................... 3.00%
      Fourth.............................................................. 3.00%
      Fifth............................................................... 2.00%
      Sixth............................................................... 1.00%
      Seventh and thereafter.............................................. 0.00%

  Redeemed shares will not pay a CDSC to the extent that the value of such shares represents:

  . reinvestment of dividends or capital gains distributions

  . capital appreciation of shares redeemed

  When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time.

  CDSC WAIVERS. We will waive the CDSC payable upon redemptions of Class B Shares of the Money Market Fund which you purchased after June 27, 1995 for

  . redemptions made within one year after the death of a shareholder or registered joint owner

  . minimum required distributions made from an IRA or other retirement plan account after you reach
   age 70 1/2

  . involuntary redemptions made by the Fund

  Consult the SAI for Class A Share CDSC waivers and Class B Share CDSC waivers which apply when you redeem shares of the Money Market Fund purchased on or before June 27, 1995.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  You may redeem shares of the Funds in several ways:

  . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS, C/O
    FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

    A SIGNATURE GUARANTEE is required for the following redemption requests:
   (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

  . BY TELEPHONE. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

   If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

   We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

   During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases, you should consider placing your redemption request by mail.

  . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You must pay any applicable CDSCs when you redeem shares.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

  . FREE CHECKWRITING. Free checkwriting is available to holders of Class A
    Shares of the Money Market Funds who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more and you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

  The Company and the Trust are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Company and the Trust and supervise the Funds' service providers.

                      WHO MANAGES AND SERVICES THE FUNDS?

  INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

  During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund as follows:

                                TAX-FREE           U.S. TREASURY
        CASH INVESTMENT       MONEY MARKET         MONEY MARKET          MONEY MARKET
             FUND                 FUND                 FUND                  FUND
        ---------------       ------------         -------------         ------------
             .35%                 .35%                 .35%                  .40%

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

  The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of
 .051% of the first $7.5 billion of net assets, plus .045% of the first $2.5 billion, plus .03% of the first $2.5 billion, plus .02% of net assets over $12.5 billion.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as Sub-Custodian to the Funds. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

  For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

  Under Rule 12b-1 of the 1940 Act, the Funds have adopted Service Plans with respect to their Class A Shares and the Money Market Fund has adopted Service and Distribution Plans with respect to its Class B and Class C Shares. Under the Plans, each Fund uses its assets to finance activities relating to the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Funds' Class A Shares. The Distributor also is paid a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Money Market Fund's Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Funds and the distribution fees to finance activities relating to the distribution of Money Market Fund's Shares. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company or the Trust as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Company and the Trust will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust is committed to reimburse the shareholder in full from its assets. The SAI contains more information regarding voting rights.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company and Munder.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Funds is declared daily and paid monthly. Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

  We will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at
(800) 438-5789.

          ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?


  In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains, if any, that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains, if any, derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

  More information about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner,
(2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROMMAB97 / FO418 / 10-97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.




Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

Application                                               [LOGO OF MUNDER FUNDS]
for new accounts


Please mail your complete application (printed or typed) along with your check to:

        The Munder Funds
        c/o First Data Investor Services Group, Inc.
        P.O. Box 5130
        Westborough, MA  01581-5130

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

                           1. ACCOUNT REGISTRATION

---------------------------------------------------------------------------------------------------
Name                                             Social Security Number


---------------------------------------------------------------------------------------------------
Joint Owner (if any)            (If Joint Tenancy, use Social Security Number of first joint owner)
OR
Uniform Transfer to Minor:
                                                        for:
---------------------------------------------------------------------------------------------------
Custodian Name (one custodian only)                     Minor's Name (one minor only)

---------------------------------------------------------------------------------------------------
State (Custodian's State of Residence)                  Minor's Social Security Number
OR
   [_] Trust      [_] Corporation        [_] Other (please specify)________________________________


---------------------------------------------------------------------------------------------------
Trust/Corporation Name

---------------------------------------------------------------------------------------------------
Trust Date                                              Trust Identification Number


        2. MAILING  ADDRESS (address for reports, dividends, statements and redemption proceeds)


---------------------------------------------------------------------------------------------------
Street                                                                  Apt.

---------------------------------------------------------------------------------------------------
City                    State                Zip Code                   Telephone Number

Non-Resident Alien:      [_] Yes    [_] No       If Yes, Country of Residence______________________

                             3. INITIAL INVESTMENT

With as little as $500* you can invest in any Munder Fund. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.

NAME OF FUND                                            CLASS A      CLASS B     CLASS C      INVESTMENT AMOUNT
[_]  Munder Accelerating Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Aggressive Fund                    [_]          [_]         [_]        $_________________
[_]  Munder All-Season Moderate Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Conservative Fund                  [_]          [_]         [_]        $_________________
[_]  Munder Balanced Fund                                 [_]          [_]         [_]        $_________________
[_]  Munder Growth & Income Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Index 500 Fund                                [_]          [_]         [_]        $_________________
[_]  Munder International Equity Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Micro-Cap Equity Fund                         [_]          [_]         [_]        $_________________
[_]  Munder Mid-Cap Growth Fund                           [_]          [_]         [_]        $_________________
[_]  Munder Multi-Season Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Real Estate Equity Investment Fund            [_]          [_]         [_]        $_________________
[_]  Munder Small-Cap Value Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Small Company Growth Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Value Fund                                    [_]          [_]         [_]        $_________________
[_]  Munder Framlington Emerging Markets Fund             [_]          [_]         [_]        $_________________
[_]  Munder Framlington Healthcare Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Framlington International Growth Fund         [_]          [_]         [_]        $_________________
[_]  Munder Bond Fund                                     [_]          [_]         [_]        $_________________
[_]  Munder Intermediate Bond Fund                        [_]          [_]         [_]        $_________________
[_]  Munder International Bond Fund                       [_]          [_]         [_]        $_________________
[_]  Munder Short Term Treasury Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Michigan Triple Tax-Free Bond Fund            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Bond Fund                            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Intermediate Bond Fund               [_]          [_]         [_]        $_________________
[_]  Munder U.S. Government Income Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Cash Investment Fund                          [_]          N/A         N/A        $_________________
[_]  Munder Money Market Fund                             [_]          N/A         N/A        $_________________
[_]  Munder Tax-Free Money Market Fund                    [_]          N/A         N/A        $_________________
[_]  Munder U.S. Treasury Money Market Fund               [_]          N/A         N/A        $_________________
                                                                Total Amount Invested         $_________________
[_]  By Check (Payable to The Munder Funds)
[_]  By Wire. Account Number:______________________(Account number assigned by Bank from which assets were wired.)

*$50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 5).

       4. DISTRIBUTION OPTION (check one. If none, "A" will be assigned)


[_] A. Reinvest dividends and capital gains in additional Fund shares.
[_] B. Pay dividends in cash; reinvest capital gains in additional Fund shares.
[_] C. Pay dividends and capital gains in cash.
[_] D. Please send my: [_] Dividends  [_] Dividends & Capital Gains (choose one)
                   directly to my checking/savings account.

Fill out banking information in Section 10

                    5. AUTOMATIC INVESTMENT PLAN (optional)

YES, I(we) wish to participate in the Automatic Investment Plan (AIP). I(We) authorize First Data Investor Services Group, Inc. (First Data), The Munder Funds' transfer agent, to invest automatically $_________ ($50 minimum) for me(us) on a [_] Monthly OR [_] Quarterly basis (please choose either the [_] 5th or the [_] 20th of the month) and draw a bank draft in payment of each of these investments against my (our) [_] Checking OR [_] Savings account. For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.


----------------------------------------------------------------------------------------
Name of Fund    Checking/Savings Account Number         ABA Number (Bank Routing Number)

Fill out banking information in Section 10


                     6. CHECKWRITING PRIVILEGES (optional)

Income & Money Market Class A shares only

If you are opening an account for any of The Munder Income and/or Money Market Funds (Class A Shares only), you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in Section 1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.

Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting this service:

--------------------------------------------------------------------------------
Fund(s)

--------------------------------------------------------------------------------
Fund(s)

Authorized Signatures (exactly as it appears in Part 1 of the Application):

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

Check here if more than one signature is required per check: [_] 2 [_] 3

Other: _____________________

                    7. AUTOMATIC WITHDRAWAL PLAN (optional)

The minimum account balance must be $2,500 or more.

Fill out banking information in Section 10

YES, I authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each month.

-------------------------------------------------------------------------------------------------------------
Name Of Fund That Shares Will Be Redeemed From                Account Number (if applicable)

--------------------------------------------------------------------------------------------------------------
Amount of Monthly Payment ($50 minimum per Fund)              Start Date (Payment is to begin on the next
                                                              payment period unless a later date is indicated)

Payments will be made to: [_] Owner's address of record only  OR  [_] Other listed below:

______________________________________________________________________   [_] Checking  OR  [_] Savings Account
Name (if bank indicate account number)

--------------------------------------------------------------------------------------------------------------
Address

For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.

--------------------------------------------------------------------------------------------------------------
Name of Fund                          Account Number (if applicable)          ABA Number (Bank Routing Number)


                      8. REDUCED SALES CHARGE (optional)

[_] Rights Of Accumulation:

Investors may qualify for reduced sales charges by aggregating the total purchases of all Munder Class A Shares, excluding Money Market Funds, to determine the applicable sales charge for current purchases. To determine the aggregated amount of all non-money market funds, you will need to total the current purchases as well as shares that are already beneficially owned by the investor for which a sales charge has already been paid. Please see the prospectus for additional information regarding Rights of Accumulation.

I apply for the Rights of Accumulation reduced sales charges based on the following accounts in The Munder Funds.

--------------------------------------------------------------------------------
Name of Fund                    Account Number


--------------------------------------------------------------------------------
Name of Fund                    Account Number

--------------------------------------------------------------------------------
Name of Fund                    Account Number


[_] Letters Of Intent:

You may qualify for reduced sales charges if you plan to make additional investments in The Munder Funds within a 13 month period. By indicating a level of anticipated investment and by signing this application, you agree to the terms of the Letter of Intent as set forth in the Prospectus, and as follows:
"Although I am not obligated to do so, I intend to invest over a 13 month period an aggregate amount of at least" (check one):


          [_] $25,000         [_] $50,000         [_] $100,000
          [_] $250,000        [_] $500,000        [_] $1,000,000

                 9. TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.

[_] I(We) authorize First Data to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.

     1. I(We) relieve the Funds or First Data of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
     2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
     3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
     4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $500 per Fund unless the shareholder is establishing an Automatic Investment Plan.
     5. Redemption proceeds will be sent only to my account address of record.


--------------------------------------------------------------------------------
Name                                        Name

                            10. BANKING INFORMATION

To be completed with Section 4 (Distribution Option)
I(We) authorize The Munder Funds to deposit distributions into the following
[_] Checking  [_] Savings account:

------------------------------------------------------------------------------------------
Bank Name                               Address

------------------------------------------------------------------------------------------
ABA Number (Bank Routing Number)        Account Number           Bank Account Registration

------------------------------------------------------------------------------------------
Wiring Instructions

To be completed with Section 5 (Automatic Investment Plan)
Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow First Data, the transfer agent for The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft is not paid upon presentation by First Data, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date

To be completed with Section 7 (Automatic Withdrawal Plan)
Please note that your bank will clear and process each bank deposit and will include it with your regular statement. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow the transfer agent for The Munder Funds to act as your Agent with regard to the Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon thirty (30) days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date



               . Please Staple Void Check or Deposit Slip Here .

               11. AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES
By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) understand that this order is subject to acceptance by The Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., First Data, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. First Data, is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in Section 4.

I(We) understand and acknowledge that a sales charge may be levied against the dollars that I(we) invest in The Munder Funds. (See the Prospectus(es) for reduced sales charge information.)

The Internal Revenue Service requires that all taxpayers provide their Taxpayer Identification Numbers (Social Security Numbers) and sign in the space provided below. Failure by non-exempt taxpayers to furnish us with the correct Taxpayer Identification Number will result in withholding of 31% of all taxable dividends paid and/or withholding on certain other payments (this is referred to as backup withholding).

-------------------------------------------------------------------------------------------
Taxpayer Identification Number                  Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be used for any custodial or trust account opened for me by The Munder Funds, and
(2)  I (the Investor) am not subject to backup withholding because:
     (a) I am exempt from Backup Withholding
     (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or
     (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the Federal income tax law.

[_] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

Authorization:


----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

================================================================================
FOR DEALER USE ONLY
We hereby authorize First Data Investor Services Group, Inc., to act as our agent in connection with transactions authorized by this Application and agree to notify First Data Investor Services Group, Inc., of any purchase made under a Letter of Intent or Right of Accumulation.

--------------------------------------------------------------------------------
Dealer's Name                   Main Office Address

--------------------------------------------------------------------------------
Representative's Name           Branch #                Rep #

--------------------------------------------------------------------------------
Branch Address                                          Telephone #

--------------------------------------------------------------------------------
Authorized Signature of Dealer                          Title
================================================================================

================================================================================
Shares of The Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
================================================================================
Distributor: Funds Distributor, Inc.                               APPABC - F078

                [LOGO OF THE MUNDER FUNDS]

                Investments for all seasons


                                                                      Prospectus


                                                                OCTOBER 29, 1997

                                                                 THE NETNET FUND



                                                  Prospectus begins on next page

PROSPECTUS

  The NetNet Fund (the "Fund") is a mutual fund portfolio that seeks to provide shareholders long-term capital appreciation. The Fund invests primarily in equity securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet and Intranet related businesses. The Fund is a portfolio of The Munder Funds, Inc. (the "Company"), an open-end investment company.

  Munder Capital Management (the "Advisor") serves as the investment advisor of the Fund.

  This Prospectus explains the objectives, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
   BY THE  SEC OR ANY  STATE SECURITIES COMMISSION  NOR HAS THE  SEC OR ANY
     STATE SECURITIES COMMISSION PASSED UPON  THE ACCURACY OR ADEQUACY  OF
      THIS PROSPECTUS. ANY REPRESENTATION  TO THE CONTRARY IS A CRIMINAL
        OFFENSE.


                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

             THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Fund?...............................   3
Financial Information......................................................   4
Fund Information
  What are the Fund's goals and principal investments?.....................   5
  Who may want to invest in the Fund?......................................   6
  What are the Fund's investments and investment practices?................   6
  What are the risks of investing in the Fund?.............................   7
Performance
  How is the Fund's performance calculated?................................   8
  Where can I obtain performance data?.....................................   9
Purchases of Shares
  What price do I pay for shares?..........................................   9
  When can I purchase shares?..............................................   9
  What is the minimum required investment?.................................   9
  How can I purchase shares?...............................................   9
Redemptions of Shares
  What price do I receive for shares?......................................  10
  When can I redeem shares?................................................  10
  How can I redeem shares?.................................................  10
  When will I receive redemption amounts?..................................  11
Structure and Management of the Fund
  How is the Fund structured?..............................................  11
  Who manages and services the Fund?.......................................  11
  What are my rights as a shareholder?.....................................  13
Dividends, Distributions and Taxes
  When will I receive distributions from the Fund?.........................  13
  How will distributions be made?..........................................  13
  Are there tax implications of my investments in the Fund?................  13
Additional Information.....................................................  14

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q: What are the Fund's goals?

A: The NetNet Fund seeks to provide long-term capital appreciation.

Q: What are the Fund's strategies?

A: The Fund invests primarily in equity securities of companies engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Q: What are the Fund's risks?

A: The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes due to changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies and perceptions about particular industries. The Fund concentrates its investments in the Internet industry. Because the Fund concentrates its investments in one industry, it may pose greater risks and experience larger fluctuations in value than portfolios invested in a broader range of industries. Additionally, the Fund may invest in emerging growth companies which may involve greater price volatility and risk than more established companies. You should note that you could lose a portion of the amount you invest in the Fund.

Q: How do I buy and sell shares of the Fund?

A: Funds Distributor, Inc. (the "Distributor") sells shares of the Fund. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $1,000 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

  Shares may be redeemed (sold back to the Fund) by mail or by telephone.

Q: What shareholder privileges does the Fund offer?

A: . Automatic Investment Plan
 . Automatic Withdrawal Plan
 . Retirement Plans
 . Reinvestment Privilege

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends or interest earned on investments after expenses. Dividends are paid at least annually. The Fund distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions of the Fund will be automatically used to purchase additional shares of the Fund.

Q: Who manages the Fund's assets?

A: Munder Capital Management is the Fund's investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Fund.

                             FINANCIAL INFORMATION

                   SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price)................ None
Sales Charge Imposed on Reinvested Dividends............................... None
Maximum Deferred Sales Charge.............................................. None
Redemption Fees (2)........................................................ None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The Fund's transfer agent may deduct a charge of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, taxes and distribution fees. The fees shown are based on estimates for the Fund's current fiscal year. Because of the 12b-1 fee, you may over the long-term pay more than the amount of the maximum permitted front-end sales charge.

      ANNUAL FUND OPERATING EXPENSES
      (AS A % OF AVERAGE NET ASSETS)
      ------------------------------
      Advisory Fees..................................................... 1.00%
      12b-1 Fees (after waivers)........................................ 0.00%*
      Other Expenses (after expense reimbursements)..................... 0.28%*
                                                                         -----
      Total Fund Operating Expenses (after waivers and expense
       reimbursements).................................................. 1.28%*
                                                                         =====

--------

* The Distributor has voluntarily waived the 12b-1 fees and the Advisor has voluntarily reimbursed the Fund for certain operating expenses which are described below. Without the waiver and reimbursements, the ratio of 12b-1 fees to average net assets would have been .25% and total fund operating expenses would have been 4.57%.

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

      1 YEAR               3 YEARS                         5 YEARS                         10 YEARS
      ------               -------                         -------                         --------
       $13                   $41                             $70                             $155

  As noted above, the Distributor expects to waive the Rule 12b-1 fee and the Advisor expects to reimburse expenses with respect to the Fund during the current fiscal year. The Advisor and/or the Distributor may discontinue the waiver and/or expense reimbursement at any time in their sole discretion.

                             FINANCIAL HIGHLIGHTS

  The following financial highlights were audited by Ernst & Young LLP, independent auditors. This information should be read in conjunction with the Fund's most recent Annual Report, which is incorporated by reference into the SAI. You may obtain the Annual Report without charge by calling (800) 438-5789.

                                                                  PERIOD ENDED
                                                                 6/30/97 (A)
                                                                 ------------
Net asset value, beginning of period............................   $ 10.00
                                                                   -------
Income from investment operations:
  Net investment loss...........................................     (0.04)
  Net realized and unrealized gain on investments...............      3.15
                                                                   -------
  Total from investment operations..............................      3.11
                                                                   -------
Less distributions:
  Distributions from net realized gains.........................     (0.32)
                                                                   -------
  Total distributions...........................................     (0.32)
                                                                   -------
Net asset value, end of period..................................   $ 12.79
                                                                   -------
  Total return (b)..............................................     31.14%
                                                                   =======
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)..........................   $ 1,459
  Ratio of operating expenses to average net assets.............      1.48%(c)
  Ratio of net investment loss to average net assets............     (0.48)%(c)
  Portfolio turnover rate.......................................       195%
  Ratio of operating expenses to average net assets without
   waivers and expenses reimbursed..............................      4.57%(c)
  Average commission rate (d)...................................   $0.0468

--------
(a) NetNet Fund commenced operations on August 19, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.

                             FUND INFORMATION

             WHAT ARE THE FUND'S GOALS AND PRINCIPAL INVESTMENTS?

  This section summarizes the Fund's principal investments. The sections entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities.

  In choosing which companies' stock the Fund should purchase, the Advisor will invest in those companies listed on U.S. securities exchanges or NASDAQ which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                      WHO MAY WANT TO INVEST IN THE FUND?

  The Fund is designed for investors who seek long-term capital appreciation.

           WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

  The Fund will invest primarily in EQUITY SECURITIES, which include common stocks, preferred stocks, warrants and other securities convertible into common stocks, including convertible bonds and convertible preferred stock. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price. Although the Fund may acquire convertible securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies (S&P), or Moody's Investors Service, Inc. ("Moody's"), it is expected that lower-rated convertible securities will not exceed 5% of the value of the total assets of the Fund at the time of purchase.

  The Fund may invest in FOREIGN SECURITIES. These securities present more risk than those issued by U.S. companies. The Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System ("NASDAQ") or foreign securities listed directly on a domestic securities exchange or included in NASDAQ. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities.

  The Fund may also purchase GLOBAL DEPOSITORY RECEIPTS ("GDRS"), which are receipts issued by European financial institutions evidencing ownership of the underlying foreign securities.

  The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of a Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease a Fund's loss due to a change in currency value, but also limit gains from currency exchanges.

  The Fund may invest in FUTURES CONTRACTS AND OPTIONS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. These contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options) sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices or individual securities. See the SAI for more details and additional limitations.

  The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Company's custodian will set aside cash or other liquid securities to "cover" the Fund's position. These purchases are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to purchase securities for future delivery for speculative purposes.

  The Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

  The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the repurchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

  The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

  The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower declares bankruptcy.

  The Fund may invest in securities issued by MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Fund will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

  The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value.

  The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUND?

  Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

  The Fund is not meant to provide a vehicle for playing short term swings in the stock market. Consistent with a long term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

  A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

  To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

  The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

  The risks of the various investment techniques the Fund uses are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

  There are various ways in which the Fund may calculate and report its performance.

  One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in the shares of the Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of the Fund. Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends. The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day.

  You should be aware that (i) past performance does not indicate how the Fund will perform in the future and (ii) the Fund's return and net asset value will fluctuate, so you cannot necessarily use the Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how it is performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                              PURCHASES OF SHARES

                        WHAT PRICE DO I PAY FOR SHARES?

  Shares are sold at the "net asset value next determined" by the Fund. You should be aware that broker-dealers (other than the Fund's Distributor) may charge investors additional fees if shares are purchased through them.

  Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m.; and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of the Fund, subtracting the Fund's liabilities and expenses and dividing the result by the number of shares outstanding.

                          WHEN CAN I PURCHASE SHARES?

  Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment is $1,000 and subsequent investments must be at least $50.

                          HOW CAN I PURCHASE SHARES?

  You can purchase shares in a number of different ways. You may place purchase orders directly through the Transfer Agent or by calling (800) 438-5789.

  . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) for $1,000 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. For additional investments send a letter stating that you wish to purchase additional shares of the Fund, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. To open a new account, you should call the Fund at (800) 438-
    5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                     Boston Safe Deposit and Trust Company
                     Boston, MA
                     ABA# 011001234
                     DDA# 16-798-3
                     Account No.:

   You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.
  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

  The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to reject any purchase order if, in our opinion, it is in the Fund's best interest to do so.

  See the SAI for further information regarding purchases of the Fund's shares.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  You may redeem shares of the Fund in several ways.

  . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS, C/O
    FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

   A SIGNATURE GUARANTEE is required for the following redemption requests:
   (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account; or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

  . BY TELEPHONE. You can redeem your shares by calling your broker or the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

   If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. New York City time, and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next business day. We reserve the right at any time to charge fees for this expedited redemption procedure.

   We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

   During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

  . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent.

  . INVOLUNTARY REDEMPTION. The Fund may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                          HOW IS THE FUND STRUCTURED?

  The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Directors, which is responsible for the overall management of the Company and supervises the Fund's service providers. The Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

  INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed-income securities.

  The Advisor provides overall investment management for the Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities. During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate of 1.00% based on the average daily net assets of the Fund.

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

  The Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's transfer agent. The Transfer Agent is a wholly owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of .051% of the first $7.5 billion of net assets, plus .045% of the next $2.5 billion of net assets, plus .03% of the next $2.5 billion of net assets, plus 0.2% of net assets over $12.5 billion.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for its services. State Street also serves as Sub-Custodian to the Funds. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which the sub-custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor, Inc. is the distributor of the Fund's shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

  For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

  Under Rule 12b-1 of the 1940 Act, the Fund has adopted a Service Plan pursuant to which the Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is entitled to receive a service fee at an annual rate of up to 0.25% of the value of average daily net assets. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, reporting to the Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Fund. The Distributor has voluntarily agreed to waive the service fee until further notice. The Distributor may discontinue the fee waiver at any time in its sole discretion.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting the Fund. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Fund as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. Dividends from the net income of the Fund, if any, are paid at least annually. The Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Fund will pay dividend and capital gains distributions in additional shares of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at
(800) 438-5789.

          ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

  In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.


                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PRONET97 / FO41B / 10-97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

Application                                   [LOGO OF THE MUNDER FUNDS]
FOR NEW ACCOUNTS

NetNet Fund

PLEASE MAIL YOUR COMPLETE APPLICATION (printed or typed)
ALONG WITH YOUR CHECK TO:

        The Munder Funds
        c/o First Data Investor Services Group, Inc.
        P.O. Box 5130
        Westborough, MA  01581-5130

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

        1.  ACCOUNT REGISTRATION

--------------------------------------------------------------------------------
Name                                     Social Security Number

--------------------------------------------------------------------------------
Joint Owner (if any)                     (If Joint Tenancy, use Social Security
                                         Number of first joint owner)

OR

Uniform Transfer to Minor:
                                                for:
--------------------------------------------------------------------------------
Custodian Name (one custodian only)             Minor's Name (one minor only)

--------------------------------------------------------------------------------
State (Custodian's State of Residence)          Minor's Social Security Number

OR

    [_] Trust    [_] Corporation    [_] Other (please specify) _________________


--------------------------------------------------------------------------------
Trust/Corporation Name

--------------------------------------------------------------------------------
Trust Date                                      Trust Identification Number

        2. MAILING ADDRESS (address for reports, dividends, statements and redemption proceeds)

--------------------------------------------------------------------------------
Street                                                  Apt.

--------------------------------------------------------------------------------
City                    State           Zip Code        Telephone Number

Non-Resident Alien:  [_] Yes  [_] No   If Yes, Country of Residence ____________

        3. INITIAL INVESTMENT

Minimum investment of $1,000*. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus or additional information on other funds in The Munder Funds family by calling 1.800.438.5789.

INVESTMENT AMOUNT: $____________________

[_] By Check (Payable to The Munder Funds)

[_] By Wire.  Account Number: ______________ (Account number assigned by Bank from which assets were wired.)

*$50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 5).

        4. DISTRIBUTION OPTION (check one. If none, "A" will be assigned)

[_] A. Reinvest dividends and capital gains in additional Fund shares.

[_] B. Pay dividends in cash; reinvest capital gains in additional Fund shares.

[_] C. Pay dividends and capital gains in cash.

[_] D. Please send my: [_] Dividends  [_] Dividends & Capital Gains (choose one)
                       directly to my checking/savings account.

Fill out banking information in Section 10

        5. AUTOMATIC INVESTMENT PLAN (optional)

YES, I(we) wish to participate in the Automatic Investment Plan (AIP). I(We) authorize First Data Investor Services Group, Inc. (First Data), The Munder Funds' transfer agent, to invest automatically $_________ ($50 minimum) for me(us) on a [_] Monthly OR [_] Quarterly basis (please choose either the [_] 5th or the [_] 20th of the month) and draw a bank draft in payment of each of these investments against my (our) [_] Checking OR [_] Savings account. For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.

--------------------------------------------------------------------------------
Name of Fund         Checking/Savings Account Number       ABA Number
                                                           (Bank Routing Number)

Fill out banking information in Section 10

        6. AUTOMATIC WITHDRAWAL PLAN (optional)

The minimum account balance must be $2,500 or more.

Fill out banking information in Section 10

YES, I authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each month.

--------------------------------------------------------------------------------
Name Of Fund That Shares                          Account Number (if applicable)
Will Be Redeemed From

--------------------------------------------------------------------------------
Amount of Monthly Payment       Start Date (Payment is to begin on the next
($50 minimum per Fund)          payment period unless a later date is indicated)

Payments will be made to:  [_] Owner's address of record only  OR
                           [_] Other listed below:

------------------------------------------   [_] Checking OR [_] Savings Account
Name (if bank indicate account number)

--------------------------------------------------------------------------------
Address

For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.

--------------------------------------------------------------------------------
Name of Fund         Account Number (if applicable)        ABA Number
                                                           (Bank Routing Number)
        7. TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.

[_] I(We) authorize First Data to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.

    1. I(We) relieve the Funds or First Data of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).

    2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.

    3. Redemption proceeds will be sent only to my account address of record.

--------------------------------------------------------------------------------
Name                      Account Number                          Date

        8. AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES

By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) agree that The NetNet Fund, Funds Distributor, Inc., First Data, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus for The NetNet Fund, and agree to its terms. First Data, is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in Section 4.

I also certify that:

This purchase is for personal investment purposes and the shares acquired hereunder shall not be resold except through redemption by the Fund.

I(We) understand that this order is subject to acceptance by The NetNet Fund.

The Internal Revenue Service requires that all taxpayers provide their Taxpayer Identification Numbers (Social Security Numbers) and sign in the space provided in the section below. Failure by non-exempt taxpayers to furnish us with the correct Taxpayer Identification Number will result in withholding of 31% of all taxable dividends paid and/or withholding on certain other payments (this is referred to as backup withholding).

--------------------------------------------------------------------------------
Taxpayer Identification Number       Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be sued for any custodial or trust account opened for me by The NetNet Fund, and

(2) I (the Investor) am not subject to backup withholding because:

    (a) I am exempt from Backup Withholding

    (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or

    (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distribution and gross redemption proceeds under the Federal income tax law.

[_] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

Authorization:

--------------------------------------------------------------------------------
Signature of Owner                 Date                    Name

--------------------------------------------------------------------------------
Signature of Owner                 Date                    Name

        9. BANKING INFORMATION

To be completed with Section 4 (Distribution Option)

I(We) authorize The NetNet Fund to deposit distributions into the following
[_] Checking   [_] Savings account:

--------------------------------------------------------------------------------
Bank Name                          Address

--------------------------------------------------------------------------------
ABA Number (Bank Routing Number)   Account Number      Bank Account Registration

--------------------------------------------------------------------------------
Wiring Instructions

To be completed with Section 5 (Automatic Investment Plan)

Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow First Data, the transfer agent for The NetNet Fund, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft is not paid upon presentation by First Data, to your bank. The AIP may be modified or terminated at any time, upon thirty (30) days written notice.

--------------------------------------------------------------------------------
Signature of Depositor    Date     Signature of Joint Depositor (if any)    Date

To be completed with Section 6 (Automatic Withdrawal Plan)

Please note that your bank will clear and process each bank deposit and will include it with your regular statement. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow the transfer agent for The Munder Funds to act as your Agent with regard to the Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon thirty (30) days written notice.

--------------------------------------------------------------------------------
Signature of Depositor    Date     Signature of Joint Depositor (if any)    Date

                .Please Staple Void Check or Deposit Slip Here.

--------------------------------------------------------------------------------
     Shares of the Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board,
     or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
--------------------------------------------------------------------------------

Distributor: Funds Distributor, Inc.                               APPNET - F077

PROSPECTUS

CLASS A, CLASS B AND CLASS C SHARES

  The Munder Equity Selection Fund (the "Fund") is a mutual fund that seeks to provide shareholders with long-term capital appreciation. The Fund invests primarily in equity securities. The Fund is a portfolio of The Munder Funds, Inc. (the "Company"), an open-end investment company.

  Munder Capital Management (the "Advisor") serves as the investment advisor of the Fund.

  This Prospectus explains the objectives, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.



                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

                THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Fund?...............................   3
Financial Information......................................................   4
Fund Information
  Who may want to invest in the Fund?......................................   5
  What are the Fund's investments and investment practices?................   6
  What are the risks of investing in the Fund?.............................   7
Performance
  How is the Fund's performance calculated?................................   8
  Where can I obtain performance data?.....................................   9
Purchases and Exchanges of Shares
  What share class should I choose for my investment?......................   9
  What price do I pay for shares?..........................................  10
  When can I purchase shares?..............................................  12
  What is the minimum required investment?.................................  12
  How can I purchase shares?...............................................  12
  How can I exchange shares?...............................................  13
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  13
  When can I redeem shares?................................................  15
  How can I redeem shares?.................................................  15
  When will I receive redemption amounts?..................................  16
Structure and Management of the Fund
  How is the Fund structured?..............................................  16
  Who manages and services the Fund?.......................................  16
  What are my rights as a shareholder?.....................................  17
Dividends, Distributions and Taxes
  When will I receive distributions from the Fund?.........................  17
  How will distributions be made?..........................................  17
  Are there tax implications of my investments in the Fund?................  18
Additional Information.....................................................  18

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q: What is the Fund's goal?

A: The Fund seeks to provide long-term capital appreciation.

Q: What is the Fund's strategy?

A: The Fund invests primarily in equity securities which the Advisor believes are of high quality and undervalued compared to stocks of other companies in the same industry.

Q: What are the Fund's risks?

A: The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies and perceptions about particular industries. You should note that you could lose a portion of the amount you invest in the Fund.

Q: What are the options for investment in the Fund?

A: The Fund has registered 5 classes of shares: Class A, B, C, K and Y. Class K and Y Shares, which are only offered to institutional and other qualified investors, are offered in other prospectuses.

                  RULE 12B-1         MAXIMUM FRONT                MAXIMUM
       CLASS        FEES *         END SALES LOAD **              CDSC ***
       -----      ----------       -----------------              --------
      Class A        .25%                5.5%                      None+
      Class B          1%                None                        5%
      Class C          1%                None              1%, if redeemed within
                                                             1 year of purchase

--------
*An annual fee for distributing shares and servicing shareholder accounts paid based on the Fund's average daily net assets.
**A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
***A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold the shares.

+A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within 1 year of purchase.
(i) If you invest over $250,000, you must buy Class A or Class C shares. (ii) Class B shares convert automatically to Class A shares after six years. Due to the level of Rule 12b-1 fees and the CDSC on Class B shares versus Class A or Class C shares, both (i) and (ii) above are to your economic benefit.

Q: How do I buy and sell shares of the Fund?

A: Funds Distributor Inc. (the "Distributor") sells shares of the Fund. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached application with a check to the Transfer Agent. You must invest at least $500 ($50 through the Automatic Investment Plan) initially and at least $50 for subsequent purchases.

  Shares may be redeemed (sold back to the Fund) by mail or by telephone.

  You may also acquire the Fund's shares by exchanging shares of the same class of other funds of the Company, The Munder Funds Trust (the "Trust") and The Munder Framlington Funds Trust ("Framlington"), and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q: What shareholder privileges does the Fund offer?

A:

       CLASS A SHARES           CLASS B SHARES            CLASS C SHARES
       --------------           --------------            --------------
   Automatic Investment
    Plan                   Automatic Investment Plan Automatic Investment Plan
   Automatic Withdrawal
    Plan                   Automatic Withdrawal Plan Automatic Withdrawal Plan
   Retirement Plans        Retirement Plans          Retirement Plans
   Telephone Exchanges     Telephone Exchanges       Telephone Exchanges
   Rights of Accumulation  Reinvestment Privilege    Reinvestment Privilege
   Letter of Intent
   Quantity Discounts
   Reinvestment Privilege

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. The Fund pays dividends at least annually and distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions will be automatically used to purchase additional shares of the Fund.

Q: Who manages the Fund's assets?

A: Munder Capital Management is the Fund's investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Fund.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

                                                        CLASS A CLASS B CLASS C
                                                        SHARES  SHARES  SHARES
                                                        ------- ------- -------
Maximum Sales Charge on Purchase (as a % of Offering
 Price)................................................ 5.5%(2)   None    None
Sales Charge Imposed on Reinvested Dividends........... None      None    None
Maximum Deferred Sales Charge.......................... None(3)  5%(4)   1%(5)
Redemption Fees(6)..................................... None      None    None
Exchange Fees.......................................... None      None    None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.

(2) The sales charge declines as the amount invested increases.

(3) A 1.00% deferred sales charge applies to redemptions of Class A Shares that were purchased with no initial sales charge as part of an investment of $1,000,000 or more and are redeemed within one year of purchase.

(4) The contingent deferred sales charge ("CDSC") payable upon redemption of Class B Shares declines over time.

(5) Payable on redemptions of Class C within one year of purchase.

(6) The Transfer Agent may deduct a charge of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown are estimated for the Fund's current fiscal year. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

ANNUAL FUND
OPERATING EXPENSES                                       CLASS A CLASS B CLASS C
(AS A % OF AVERAGE NET ASSETS)                           SHARES  SHARES  SHARES
------------------------------                           ------- ------- -------
Advisory Fees...........................................   .75%    .75%    .75%
12b-1 Fees..............................................   .25%   1.00%   1.00%
Other Expenses..........................................   .25%    .25%    .25%
                                                          -----   -----   -----
Total Fund Operating Expenses...........................  1.25%   2.00%   2.00%
                                                          =====   =====   =====

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any) and (3) no redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                         CLASS A CLASS B CLASS C
                                                         SHARES  SHARES  SHARES
                                                         ------- ------- -------
1 Year
  . Redemption..........................................   $67     $70     $30
  . No Redemption.......................................   $67     $20     $20
3 Years
  . Redemption..........................................   $93     $93     $63
  . No Redemption.......................................   $93     $63     $63

                               FUND INFORMATION

  This Prospectus describes Class A, Class B and Class C Shares of the Fund. This section summarizes the Fund's principal investments. The section entitled "Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.

  . The Advisor's dedicated research team invests the Fund's assets in Equity
    Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

  . The Fund generally invests in issuers with market capitalizations of at least $3 billion.

  . The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                      WHO MAY WANT TO INVEST IN THE FUND?

  The Fund is designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Company.

           WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

  The Fund will invest in EQUITY SECURITIES. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

  The Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

  The Fund may invest in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities, the cash value of an index or foreign currency. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund will set aside cash or other liquid securities to "cover" the Fund's position in futures.

  The Fund may purchase or sell OPTIONS. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer, or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices or individual securities. See the SAI for more details and additional limitations.

  The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Company's custodian will set aside cash or liquid securities to "cover" the Fund's position. The Fund does not intend to purchase securities for future delivery for speculative purposes.

  The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

  The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

  The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

  The Fund may purchase AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") and GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and GDRs and EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying foreign securities.

  The Fund may buy shares of registered MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

  The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions the Fund will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

  The Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

  The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

  The Fund may invest up to 25% of its assets in FOREIGN SECURITIES. Foreign Securities are securities issued by non-U.S. companies. Investments in Foreign Securities are riskier than investments in U.S. companies because (i) foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies, (ii) there is generally less public information available about foreign companies, (iii) there may be less governmental regulation and supervision of foreign stock exchanges, securities markets and companies and (iv) foreign securities markets may be less liquid and more volatile than U.S. securities markets.

  The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limits gains from currency exchanges.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUND?

  Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

  The Fund is not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

  A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

  To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

  The risks of the various investment techniques the Fund uses are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

  There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

  One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B and Class C Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of the Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than the maximum sales charge, or a Class B or C shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B and Class C Shares.

  The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day "maximum offering price" includes the sales charge for Class A Shares.

  The Fund may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how the Fund will perform in the future and (ii) the Fund's return and net asset value will fluctuate, so you cannot necessarily use the Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its total return to the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

             WHICH SHARE CLASS SHOULD I CHOOSE FOR MY INVESTMENT?

  The Fund has registered Class A, Class B and Class C Shares and currently offers Class A and Class B Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

          CLASS A                      CLASS B                     CLASS C
          -------                      -------                     -------
 . Front end sales charge.    . No front end sales        . No front end sales charge
  There are several ways to    charge. All your money      or CDSC, except for a
  reduce these sales           goes to work for you        CDSC for redemptions made
  charges.                     right away.                 within the first year af-
                                                           ter investing. All your
                                                           money goes to work for
                                                           you right away.

 . Lower annual expenses      . Higher annual expenses
  than Class B Shares.         than Class A Shares.
                             . A CDSC on shares you sell . Shares do not convert to
                               within six years of pur-    another class.
                               chase.
                             . Automatic conversion to
                               Class A Shares approxi-
                               mately six years after
                               issuance, thus reducing
                               future annual expenses.
                             . CDSC is waived for cer-
                               tain redemptions.

  The Fund also issues Class K and Class Y Shares, which have different sales charges, expense levels and performance. Class K and Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class K and Class Y Shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class A Shares are sold at the "net asset value next determined" by the Fund plus any "applicable sales charge" and Class B and Class C Shares are sold at the "net asset value next determined" by the Fund. These terms are explained below. You should be aware that broker-dealers (other than the Fund's Distributor) may charge investors additional fees if shares are purchased through them.

  NET ASSET VALUE. Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

  APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                             SALES CHARGE AS A     DISCOUNT TO
                                               PERCENTAGE OF        SELECTED
                                           ---------------------- DEALERS AS A
                                              YOUR        NET     PERCENTAGE OF
                                           INVESTMENT ASSET VALUE  INVESTMENT
                                           ---------- ----------- -------------
Less than $25,000.........................   5.50%       5.82%           5.00%
$25,000 but less than $50,000.............   5.25%       5.54%           4.75%
$50,000 but less than $100,000............   4.50%       4.71%           4.00%
$100,000 but less than $250,000...........   3.50%       3.63%           3.25%
$250,000 but less than $500,000...........   2.50%       2.56%           2.25%
$500,000 but less than $1,000,000.........   1.50%       1.52%           1.25%
$1,000,000 or more........................    None*       None*    (see below)**

--------

* No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on redemptions within one year of purchase.
** The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

  The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

  SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

  (1) individuals with an investment account or relationship with the Advisor;

  (2) full-time employees and retired employees of the Advisor, employees of the Fund's service providers and immediate family members of such persons;

  (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

  (4) certain qualified employee benefit plans as described below;

  (5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as investment advisor;

  (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or Framlington, within 60 days of redemption;

  (7) banks and other financial institutions that have entered into agreements with the Trust, the Company or Framlington to provide shareholder services for Customers (including Customers of such banks and other financial institutions, and the immediate family members of such Customers);

  (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

  (9) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and

  (10) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans".

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

  We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares of investment portfolios offered by the Trust, the Company or Framlington or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

  We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for UPI Plans. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

  We will waive the initial sales charge for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

  SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

  . LETTER OF INTENT. If you intend to purchase at least $25,000 of Class A,
    Class B and Class C Shares of the Fund and other non-money market funds of the Trust, the Company or Framlington, you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

  . QUANTITY DISCOUNTS. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

  . RIGHT OF ACCUMULATION. You may add the value of any shares of non-money market funds of the Trust, the Company or Framlington you already own to the amount of your next Class A Share investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

  Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Fund's shares.

  For further information on sales charge waivers and reductions call the Fund at (800) 438-5789.

                          WHEN CAN I PURCHASE SHARES?

  Shares of the Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment for Class A, Class B and Class C Shares of the Fund is $500 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A or Class C Shares.

                          HOW CAN I PURCHASE SHARES?

  You can purchase Class A, Class B and Class C Shares in a number of different ways. You may place orders directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker.

  . BY BROKER. Any broker authorized by the Distributor can sell you shares of the Fund. Please note that brokers may charge you fees for their services.

  . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) for $500 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. To open a new account, you should call the Fund at (800) 438-
    5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to the Transfer Agent at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                    Boston Safe Deposit and Trust Company
                    Boston, MA
                    ABA# 011001234
                    DDA# 16-798-3
                    Account No.:

   You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

  . REINVESTMENT PRIVILEGE. Once a year you may reinvest redemption proceeds from Class A and B Shares of the Fund in shares of the same class of the Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

  The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. The Fund's management reserves the right to (i) reject any purchase order if, in its opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any class for any period of time.

  See the SAI for further information regarding purchases of the Fund's shares.

                          HOW CAN I EXCHANGE SHARES?

  You may exchange shares of the Fund for shares of the same class of other funds of the Trust, the Company or Framlington based on their relative net asset values. Class A Shares of a money market fund of the Trust or the Company that were (1) acquired through the use of the exchange privilege and
(2) can be traced back to a purchase of shares in one or more investment portfolios of the Trust or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B and Class C Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

  You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

  . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Fund at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

  . EXCHANGES BY MAIL. You may send exchange orders to your broker or to us at The Munder Funds c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts, 01581-5130.

  We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

  CONTINGENT DEFERRED SALES CHARGES. You pay a CDSC when you redeem:

  . Class A Shares that are part of an investment of at least $1 million within one year of buying them

  . Class B Shares within six years of buying them

  . Class C Shares within one year of buying them

  These time periods include the time you held Class B or Class C Shares which you may have exchanged for Class B or Class C Shares of the Fund.

  The CDSC schedule for Class B Shares purchased after June 27, 1995 is set forth below. See the SAI for the CDSC schedule for Class B Shares purchased before that time. The CDSC is based on the original net asset value at the time of purchase of your investment or the net asset value at the time of redemption, whichever is lower.

                                CLASS B SHARES

YEARS SINCE PURCHASE                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 2.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

  The Distributor pays sales commissions of 4.00% of the purchase price of Class B Shares of the Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.

  You will not pay a CDSC to the extent that the value of the redeemed shares represents:

  . reinvestment of dividends or capital gains distributions

  . capital appreciation of shares redeemed

  When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

  CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares which you purchased after June 27, 1995 for:

  . redemptions made within one year after the death of a shareholder or registered joint owner

  . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2

  . involuntary redemptions made by the Fund

  Consult the SAI for Class B Share CDSC waivers which apply when you redeem shares purchased on or before June 27, 1995.

  We will waive the CDSC for Class B Shares for all redemptions by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Fund to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  You may redeem shares of the Fund in several ways.

  . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS, C/O
    FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

     A SIGNATURE GUARANTEE is required for the following redemption requests: (a) redemption proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

  . BY TELEPHONE. You can redeem your shares by calling your broker or the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

     If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

     We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

     During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

  . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSCs when you redeem shares.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUND

                          HOW IS THE FUND STRUCTURED?

  The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company is managed under the direction of its Board of Directors which is responsible for the overall management of the Company and supervises the Fund's service providers. The Company is organized as a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUND?

  INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for the Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities. The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are nor additional costs to the Fund or its shareholders. The Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's transfer agent. The Transfer Agent is a wholly owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of .051% of the first $7.5 billion of net assets, plus .045% of the next $2.5 billion of net assets, plus .03% of the next $2.5 billion of net assets, plus .02% of net assets over $12.5 billion.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for its services. State Street also serves as Sub-Custodian to the Fund. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Fund's shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

  For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

  Under Rule 12b-1 of the 1940 Act, the Fund has adopted Service Plans with respect to its Class A Shares and Service and Distribution Plans with respect to its Class B and Class C Shares. Under the Plans, the Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is entitled to receive a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Fund's Class A Shares. The Distributor also is entitled to receive a service fee at an annual rate of up to 25% and a distribution fee at an annual rate of up to 0.75% of the value of the average daily net assets of the Fund's Class B and Class C Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Fund. These services include, among other things, processing new shareholder account applications, reporting to the Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Fund.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting the Fund. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Fund as agent, custodian or Director for its customers and therefore it is considered to be a controlling person of the Company.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Fund, if any, is paid at least annually as a dividend.

  The Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

  In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and it intends to do so if possible. These deductions or credits may be subject to tax law limitations.

  If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to the Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

  More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

Application                                               [LOGO OF MUNDER FUNDS]
for new accounts


Please mail your complete application (printed or typed) along with your check to:

        The Munder Funds
        c/o First Data Investor Services Group, Inc.
        P.O. Box 5130
        Westborough, MA  01581-5130

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

                           1. ACCOUNT REGISTRATION

---------------------------------------------------------------------------------------------------
Name                                             Social Security Number


---------------------------------------------------------------------------------------------------
Joint Owner (if any)            (If Joint Tenancy, use Social Security Number of first joint owner)
OR
Uniform Transfer to Minor:
                                                        for:
---------------------------------------------------------------------------------------------------
Custodian Name (one custodian only)                     Minor's Name (one minor only)

---------------------------------------------------------------------------------------------------
State (Custodian's State of Residence)                  Minor's Social Security Number
OR
   [_] Trust      [_] Corporation        [_] Other (please specify)________________________________


---------------------------------------------------------------------------------------------------
Trust/Corporation Name

---------------------------------------------------------------------------------------------------
Trust Date                                              Trust Identification Number


        2. MAILING  ADDRESS (address for reports, dividends, statements and redemption proceeds)


---------------------------------------------------------------------------------------------------
Street                                                                  Apt.

---------------------------------------------------------------------------------------------------
City                    State                Zip Code                   Telephone Number

Non-Resident Alien:      [_] Yes    [_] No       If Yes, Country of Residence______________________

                             3. INITIAL INVESTMENT

With as little as $500* you can invest in any Munder Fund. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.

NAME OF FUND                                            CLASS A      CLASS B     CLASS C      INVESTMENT AMOUNT
[_]  Munder Accelerating Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Aggressive Fund                    [_]          [_]         [_]        $_________________
[_]  Munder All-Season Moderate Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Conservative Fund                  [_]          [_]         [_]        $_________________
[_]  Munder Balanced Fund                                 [_]          [_]         [_]        $_________________
[_]  Munder Growth & Income Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Index 500 Fund                                [_]          [_]         [_]        $_________________
[_]  Munder International Equity Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Micro-Cap Equity Fund                         [_]          [_]         [_]        $_________________
[_]  Munder Mid-Cap Growth Fund                           [_]          [_]         [_]        $_________________
[_]  Munder Multi-Season Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Real Estate Equity Investment Fund            [_]          [_]         [_]        $_________________
[_]  Munder Small-Cap Value Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Small Company Growth Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Value Fund                                    [_]          [_]         [_]        $_________________
[_]  Munder Framlington Emerging Markets Fund             [_]          [_]         [_]        $_________________
[_]  Munder Framlington Healthcare Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Framlington International Growth Fund         [_]          [_]         [_]        $_________________
[_]  Munder Bond Fund                                     [_]          [_]         [_]        $_________________
[_]  Munder Intermediate Bond Fund                        [_]          [_]         [_]        $_________________
[_]  Munder International Bond Fund                       [_]          [_]         [_]        $_________________
[_]  Munder Short Term Treasury Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Michigan Triple Tax-Free Bond Fund            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Bond Fund                            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Intermediate Bond Fund               [_]          [_]         [_]        $_________________
[_]  Munder U.S. Government Income Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Cash Investment Fund                          [_]          N/A         N/A        $_________________
[_]  Munder Money Market Fund                             [_]          N/A         N/A        $_________________
[_]  Munder Tax-Free Money Market Fund                    [_]          N/A         N/A        $_________________
[_]  Munder U.S. Treasury Money Market Fund               [_]          N/A         N/A        $_________________
                                                                Total Amount Invested         $_________________
[_]  By Check (Payable to The Munder Funds)
[_]  By Wire. Account Number:______________________(Account number assigned by Bank from which assets were wired.)

*$50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 5).

       4. DISTRIBUTION OPTION (check one. If none, "A" will be assigned)


[_] A. Reinvest dividends and capital gains in additional Fund shares.
[_] B. Pay dividends in cash; reinvest capital gains in additional Fund shares.
[_] C. Pay dividends and capital gains in cash.
[_] D. Please send my: [_] Dividends  [_] Dividends & Capital Gains (choose one)
                   directly to my checking/savings account.

Fill out banking information in Section 10

                    5. AUTOMATIC INVESTMENT PLAN (optional)

YES, I(we) wish to participate in the Automatic Investment Plan (AIP). I(We) authorize First Data Investor Services Group, Inc. (First Data), The Munder Funds' transfer agent, to invest automatically $_________ ($50 minimum) for me(us) on a [_] Monthly OR [_] Quarterly basis (please choose either the [_] 5th or the [_] 20th of the month) and draw a bank draft in payment of each of these investments against my (our) [_] Checking OR [_] Savings account. For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.


----------------------------------------------------------------------------------------
Name of Fund    Checking/Savings Account Number         ABA Number (Bank Routing Number)

Fill out banking information in Section 10


                     6. CHECKWRITING PRIVILEGES (optional)

Income & Money Market Class A shares only

If you are opening an account for any of The Munder Income and/or Money Market Funds (Class A Shares only), you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in Section 1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.

Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting this service:

--------------------------------------------------------------------------------
Fund(s)

--------------------------------------------------------------------------------
Fund(s)

Authorized Signatures (exactly as it appears in Part 1 of the Application):

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

Check here if more than one signature is required per check: [_] 2 [_] 3

Other: _____________________

                    7. AUTOMATIC WITHDRAWAL PLAN (optional)

The minimum account balance must be $2,500 or more.

Fill out banking information in Section 10

YES, I authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each month.

-------------------------------------------------------------------------------------------------------------
Name Of Fund That Shares Will Be Redeemed From                Account Number (if applicable)

--------------------------------------------------------------------------------------------------------------
Amount of Monthly Payment ($50 minimum per Fund)              Start Date (Payment is to begin on the next
                                                              payment period unless a later date is indicated)

Payments will be made to: [_] Owner's address of record only  OR  [_] Other listed below:

______________________________________________________________________   [_] Checking  OR  [_] Savings Account
Name (if bank indicate account number)

--------------------------------------------------------------------------------------------------------------
Address

For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.

--------------------------------------------------------------------------------------------------------------
Name of Fund                          Account Number (if applicable)          ABA Number (Bank Routing Number)


                      8. REDUCED SALES CHARGE (optional)

[_] Rights Of Accumulation:

Investors may qualify for reduced sales charges by aggregating the total purchases of all Munder Class A Shares, excluding Money Market Funds, to determine the applicable sales charge for current purchases. To determine the aggregated amount of all non-money market funds, you will need to total the current purchases as well as shares that are already beneficially owned by the investor for which a sales charge has already been paid. Please see the prospectus for additional information regarding Rights of Accumulation.

I apply for the Rights of Accumulation reduced sales charges based on the following accounts in The Munder Funds.

--------------------------------------------------------------------------------
Name of Fund                    Account Number


--------------------------------------------------------------------------------
Name of Fund                    Account Number

--------------------------------------------------------------------------------
Name of Fund                    Account Number


[_] Letters Of Intent:

You may qualify for reduced sales charges if you plan to make additional investments in The Munder Funds within a 13 month period. By indicating a level of anticipated investment and by signing this application, you agree to the terms of the Letter of Intent as set forth in the Prospectus, and as follows:
"Although I am not obligated to do so, I intend to invest over a 13 month period an aggregate amount of at least" (check one):


          [_] $25,000         [_] $50,000         [_] $100,000
          [_] $250,000        [_] $500,000        [_] $1,000,000

                 9. TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.

[_] I(We) authorize First Data to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.

     1. I(We) relieve the Funds or First Data of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
     2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
     3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
     4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $500 per Fund unless the shareholder is establishing an Automatic Investment Plan.
     5. Redemption proceeds will be sent only to my account address of record.


--------------------------------------------------------------------------------
Name                                        Name

                            10. BANKING INFORMATION

To be completed with Section 4 (Distribution Option)
I(We) authorize The Munder Funds to deposit distributions into the following
[_] Checking  [_] Savings account:

------------------------------------------------------------------------------------------
Bank Name                               Address

------------------------------------------------------------------------------------------
ABA Number (Bank Routing Number)        Account Number           Bank Account Registration

------------------------------------------------------------------------------------------
Wiring Instructions

To be completed with Section 5 (Automatic Investment Plan)
Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow First Data, the transfer agent for The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft is not paid upon presentation by First Data, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date

To be completed with Section 7 (Automatic Withdrawal Plan)
Please note that your bank will clear and process each bank deposit and will include it with your regular statement. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow the transfer agent for The Munder Funds to act as your Agent with regard to the Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon thirty (30) days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date



               . Please Staple Void Check or Deposit Slip Here .

               11. AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES
By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) understand that this order is subject to acceptance by The Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., First Data, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. First Data, is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in Section 4.

I(We) understand and acknowledge that a sales charge may be levied against the dollars that I(we) invest in The Munder Funds. (See the Prospectus(es) for reduced sales charge information.)

The Internal Revenue Service requires that all taxpayers provide their Taxpayer Identification Numbers (Social Security Numbers) and sign in the space provided below. Failure by non-exempt taxpayers to furnish us with the correct Taxpayer Identification Number will result in withholding of 31% of all taxable dividends paid and/or withholding on certain other payments (this is referred to as backup withholding).

-------------------------------------------------------------------------------------------
Taxpayer Identification Number                  Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be used for any custodial or trust account opened for me by The Munder Funds, and
(2)  I (the Investor) am not subject to backup withholding because:
     (a) I am exempt from Backup Withholding
     (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or
     (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the Federal income tax law.

[_] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

Authorization:


----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

================================================================================
FOR DEALER USE ONLY
We hereby authorize First Data Investor Services Group, Inc., to act as our agent in connection with transactions authorized by this Application and agree to notify First Data Investor Services Group, Inc., of any purchase made under a Letter of Intent or Right of Accumulation.

--------------------------------------------------------------------------------
Dealer's Name                   Main Office Address

--------------------------------------------------------------------------------
Representative's Name           Branch #                Rep #

--------------------------------------------------------------------------------
Branch Address                                          Telephone #

--------------------------------------------------------------------------------
Authorized Signature of Dealer                          Title
================================================================================

================================================================================
Shares of The Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
================================================================================
Distributor: Funds Distributor, Inc.                               APPABC - F078

PROSPECTUS

CLASS K SHARES

  The Munder Equity Selection Fund (the "Fund") is a mutual fund that seeks to provide shareholders with long-term capital appreciation. The Fund invests primarily in equity securities. The Fund is a portfolio of The Munder Funds, Inc. (the "Company"), an open-end investment company.

  Munder Capital Management (the "Advisor") serves as the investment advisor of the Fund.

  This Prospectus explains the objectives, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.



                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

                THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Fund?...............................   3
Financial Information......................................................   3
Fund Information
  Who may want to invest in the Fund?......................................   4
  What are the Fund's investments and investment practices?................   5
  What are the risks of investing in the Fund?.............................   6
Performance
  How is the Fund's performance calculated?................................   7
  Where can I obtain performance data?.....................................   8
Purchases of Shares
  What price do I pay for shares?..........................................   8
  When can I purchase shares?..............................................   8
  How can I purchase shares?...............................................   8
Redemptions of Shares
  What price do I receive for redeemed shares?.............................   9
  When can I redeem shares?................................................   9
  How can I redeem shares?.................................................   9
  When will I receive redemption amounts?..................................   9
Structure and Management of the Fund
  How is the Fund structured?..............................................   9
  Who manages and services the Fund?.......................................   9
  What are my rights as a shareholder?.....................................  10
Dividends, Distributions and Taxes
  When will I receive distributions from the Fund?.........................  10
  How will distributions be made?..........................................  11
  Are there tax implications of my investments in the Fund?................  11
Additional Information.....................................................  12

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q: What is the Fund's goal?

A: The Fund seeks to provide shareholders with long-term capital appreciation.

Q: What is the Fund's strategy?

A: The Fund invests primarily in equity securities which the Advisor believes are of high quality and undervalued compared to stocks of other companies in the same industry.

Q: What are the Fund's risks?

A: The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies and perceptions about particular industries. You should note that you could lose a portion of the amount you invest in the Fund.

Q: What are the options for investment in the Fund?

A: The Fund has registered five classes of shares: Class A, B, C, K and Y. Class A, B, C and Y Shares are described in other prospectuses.

Q: How do I buy and sell shares of the Fund?

A: Class K Shares of the Fund are available to customers ("Customers") of banks and other institutions, and the immediate family members of such Customers, that have entered into agreements with us to provide shareholder services for Customers. You may purchase shares through such a bank or financial institution.

  Shares may be redeemed (sold back to the Fund) through your financial institution or, in some cases, through the free checkwriting privilege.

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. The Fund pays dividends at least annually and distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions will be automatically used to purchase additional shares of the Fund.

Q: Who manages the Fund's assets?

A: Munder Capital Management is the Fund's investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Fund.

                             FINANCIAL INFORMATION

                   SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price)................ None
Sales Charge Imposed on Reinvested Dividends............................... None
Maximum Deferred Sales Charge.............................................. None
Redemption Fees(2)......................................................... None
Exchange Fees.............................................................. None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.

(2) The Fund's transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown are estimated for the Fund's current fiscal year.

ANNUAL FUND
OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)
------------------------------
Advisory Fees.............................................................  .75%
Shareholder Servicing Fees................................................  .25%
Other Expenses............................................................  .25%
                                                                           -----
  Total Fund Operating Expenses........................................... 1.25%
                                                                           =====

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time period and (3) no redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

             1 YEAR                                                    3 YEARS
             ------                                                    -------
              $13                                                        $40

                               FUND INFORMATION

  This Prospectus describes Class K Shares of the Fund. This section summarizes the Fund's principal investments. The section entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock.

  . The Advisor's dedicated research team invests the Fund's assets in Equity
    Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

  . The Fund generally invests in issuers with market capitalizations of at least $3 billion.

  . The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").
  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                      WHO MAY WANT TO INVEST IN THE FUND?

  The Fund is designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Company.

           WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

  The Fund will invest in EQUITY SECURITIES. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

  The Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

  The Fund may invest in FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities or the cash value of an index. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund will set aside cash or other liquid securities to "cover" the Fund's position in futures.

  The Fund may purchase or sell OPTIONS. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices or individual securities. See the SAI for more details and additional limitations.

  The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Fund's custodian will set aside cash or liquid securities to "cover" the Fund's position. These purchases are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to purchase securities for future delivery for speculative purposes.

  The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

  The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

  The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

  The Fund may purchase AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") and GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and GDRs and EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying foreign securities.

  The Fund may buy shares of registered MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

  The Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

  The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Fund will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

  The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

  The Fund may invest up to 25% of its assets in FOREIGN SECURITIES. Foreign Securities are securities issued by non-U.S. companies. Investments in Foreign Securities are riskier than investments in U.S. companies because (i) foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies, (ii) there is generally less public information available about foreign companies, (iii) there may be less governmental regulation and supervision of foreign stock exchanges, securities markets and companies and (iv) foreign securities markets may be less liquid and more volatile than U.S. securities markets.

  The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limits gains from currency exchanges.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUND?

  Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Fund is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

  The Fund is not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

  A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited) and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

  To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

  The risks of the various investment techniques the Fund uses are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

  There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

  One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of the Fund. However, a shareholder who opts to receive dividends in cash will have a different return than the reported performance.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

  The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day.

  You should be aware that (i) past performance does not indicate how the Fund will perform in the future and (ii) the Fund's return and net asset value will fluctuate, so you cannot necessarily use the Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its total return to the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how it is performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                           PURCHASES OF SHARES

  Customers of banks and other institutions, and the immediate family members of such Customers that have entered into agreements with us to provide shareholder services for Customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class K Shares are sold at the net asset value next determined by the Fund without any sales charge. You should be aware that broker-dealers (other than the Distributor) may charge investors additional fees if shares are purchased through them.

  Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                          HOW CAN I PURCHASE SHARES?

  All share purchases are effected through a Customer's account at an institution and confirmations of share purchases will be sent to the institution involved. Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their Customers, and will reflect their Customers' beneficial ownership of shares in the account statements provided by them to their Customers.

  You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

  You may pay for shares of the Fund with securities which the Fund is allowed to hold.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by First Data Investor Services Group, Inc. (the "Transfer Agent"). The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  Redemption orders are effected at the net asset value per share next determined after receipt of the order by the transfer agent. Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                     STRUCTURE AND MANAGEMENT OF THE FUND

                          HOW IS THE FUND STRUCTURED?

  The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company is managed under the direction of its Board of Directors which is responsible for the overall management of the Company and supervises the Fund's service providers. The Company is organized as a Maryland Corporation.

                      WHO MANAGES AND SERVICES THE FUND?

  INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for the Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities. The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Fund or its shareholders. The Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of .051% of the first $7.5 billion of net assets, plus .045% of the next $2.5 billion of net assets, plus .03% of the next $2.5 billion of net assets, plus .02% of net assets over $12.5 billion.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for its services. State Street also serves as sub-custodian to the Fund. As compensation for its services, the sub-custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which the sub-custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The sub-custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Fund's shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

  For an additional description of the services performed by the Administrator, Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting the Fund. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Fund as agent, custodian or Director for its customers and therefore it is considered to be a controlling person of the Company.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Fund, if any, is paid at least annually as a dividend.

  The Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

  In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and it intends to do so if possible. These deductions or credits may be subject to tax law limitations.

  If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to the Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

  More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROSPECTUS

CLASS Y SHARES

  The Munder Equity Selection Fund (the "Fund") is a mutual fund that seeks to provide shareholders with long-term capital appreciation. The Fund invests primarily in equity securities. The Fund is a portfolio of The Munder Funds, Inc. (the "Company"), an open-end investment company.

  Munder Capital Management (the "Advisor") serves as the investment advisor of the Fund.

  This Prospectus explains the objectives, policies, risks and fees of the Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Fund at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Fund.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.


                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

                THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Fund?...............................   3
Financial Information......................................................   4
Fund Information
  Who may want to invest in the Fund?......................................   5
  What are the Fund's investments and investment practices?................   5
  What are the risks of investing in the Fund?.............................   7
Performance
  How is the Fund's performance calculated?................................   8
  Where can I obtain performance data?.....................................   8
Purchases and Exchanges of Shares
  What price do I pay for shares?..........................................   9
  When can I purchase shares?..............................................   9
  What is the minimum required investment?.................................   9
  How can I purchase shares?...............................................   9
  How can I exchange shares?...............................................  10
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  10
  When can I redeem shares?................................................  10
  How can I redeem shares?.................................................  10
  When will I receive redemption amounts?..................................  11
Structure and Management of the Fund
  How is the Fund structured?..............................................  11
  Who manages and services the Fund?.......................................  11
  What are my rights as a shareholder?.....................................  12
Dividends, Distributions and Taxes
  When will I receive distributions from the Fund?.........................  12
  How will distributions be made?..........................................  12
  Are there tax implications of my investments in the Fund?................  12
Additional Information.....................................................  13

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUND?

Q: What is the Fund's goal?

A: The Fund seeks to provide shareholders with long-term capital appreciation.

Q: What is the Fund's strategy?

A: The Fund invests primarily in equity securities which the Advisor believes are of high quality and undervalued compared to stocks of other companies in the same industry.

Q: What are the Fund's risks?

A: The Fund's net asset value, which is determined on every business day, will change daily. The net asset value changes are due to changes in the price of securities owned by the Fund as a result of rises and falls in the stock market in general, perceptions about the stocks of particular companies and perceptions about particular industries. You should note that you could lose a portion of the amount you invest in the Fund.

Q: What are the options for investment in the Fund?

A: The Fund has registered five classes of shares: Class A, B, C, K and Y. Class A, B, C and K Shares are described in other prospectuses.

Q: How do I buy and sell shares of the Fund?

A: Funds Distributor Inc. (the "Distributor") sells shares of the Fund. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Fund's transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing an Account Application Form with a check to the Transfer Agent. Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 initially. Other types of investors are not subject to any minimum required investment.

  Shares may be redeemed (sold back to the Fund) by mail or by telephone.

  You may also acquire the Fund's shares by exchanging shares of the same class of other funds of the Company, The Munder Funds Trust (the "Trust") and The Munder Framlington Funds Trust ("Framlington"), and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q: What shareholder privileges does the Fund offer?

A: . Automatic Investment Plan

  . Automatic Withdrawal Plan

  . Retirement Plans

  . Telephone Exchanges

  . Reinvestment Privilege

  . Redemption By Check

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investment after expenses. The Fund pays dividends at least annually and distributes capital gains at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions will be automatically used to purchase additional shares of the Fund.

Q: Who manages the Fund's assets?

A: Munder Capital Management is the Fund's investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Fund.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Fund will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price)................ None
Sales Charge Imposed on Reinvested Dividends............................... None
Maximum Deferred Sales Charge.............................................. None
Redemption Fees(2)......................................................... None
Exchange Fees.............................................................. None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.

(2) The Fund's transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to the Fund, which investors in the Fund will bear indirectly. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown are estimated for the Fund's current fiscal year.


ANNUAL FUND OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)
------------------------------
Advisory Fees ............................................................  .75%
Other Expenses............................................................  .25%
                                                                           ----
Total Fund Operating Expenses ............................................ 1.00%
                                                                           ====

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return, (2) redemption at the end of the time period and (3) no redemption at the end of the time period. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                  1 YEAR                                               3 YEARS
                  ------                                               -------
                   $10                                                   $32

                               FUND INFORMATION

  This Prospectus describes Class Y Shares of the Fund. This section summarizes the Fund's principal investments. The section entitled "What are the Fund's Investments and Investment Practices?" and "What are the Risks of Investing in the Fund?" and the SAI give more information about the Fund's investment techniques and risks.

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities. "Equity Securities" include common stocks, preferred stocks, warrants and securities convertible into common stock, including convertible debt securities.

  . The Advisor's dedicated research team invests the Fund's assets in Equity
    Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

  . The Fund generally invests in issuers with market capitalizations of at least $3 billion.

  . The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                      WHO MAY WANT TO INVEST IN THE FUND?

  The Fund is designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Company.

           WHAT ARE THE FUND'S INVESTMENTS AND INVESTMENT PRACTICES?

  The Fund will invest in EQUITY SECURITIES. Many of the common stocks the Fund will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

  The Fund may invest in MONEY MARKET INSTRUMENTS, which are high-quality, short-term instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure.

  The Fund may invest in FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts are contracts in which the Fund agrees, at maturity, to make delivery of or receive securities or the cash value of an index. Futures contracts and options on futures contracts are used for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets. The Fund will set aside cash or other liquid securities to "cover" the Fund's position in futures.

  The Fund may purchase or sell OPTIONS. The Fund may buy options giving it the right to require a buyer to buy a security held by the Fund (put options), buy options giving it the right to require a seller to sell securities to the Fund (call options), sell (write) options giving a buyer the right to require the Fund to buy securities from the buyer or write options giving a buyer the right to require the Fund to sell securities to the buyer during a set time at a set price. Options may relate to stock indices or individual securities. See the SAI for more details and additional limitations.

  The Fund may purchase securities on a "WHEN-ISSUED" basis and may purchase or sell securities on a "FORWARD COMMITMENT" basis. Although the price to be paid by the Fund is set at the time of the agreement, the Fund usually does not pay for securities until they are received. The value of the securities may change between the time the price is set and the time the price is paid. When the Fund purchases securities for future delivery, the Fund's custodian will set aside cash or liquid securities to "cover" the Fund's position. These purchases are not expected to exceed 25% of the value of the Fund's total assets absent unusual market conditions. The Fund does not intend to purchase securities for future delivery for speculative purposes.

  The Fund may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, the Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral equal to the price it has to pay during the term of the agreement. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation.

  The Fund may invest in REVERSE REPURCHASE AGREEMENTS. Under a reverse repurchase agreement, the Fund sells securities and agrees to buy them back later at an agreed upon time and price. Reverse repurchase agreements are used to borrow money for temporary purposes.

  The Fund may LEND SECURITIES to broker-dealers and other financially sound institutional investors who will pay the Fund for the use of the securities, thus potentially increasing the Fund's returns. The borrower must set aside cash or liquid securities equal to the value of the securities borrowed at all times during the terms of the loan. Loans may not exceed 25% of the value of the Fund's total assets. Risks involved in such transactions include possible delay in recovering the loaned securities and possible loss of the securities or the collateral if the borrower fails financially.

  The Fund may purchase AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") and GLOBAL DEPOSITARY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and GDRs and EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying foreign securities.

  The Fund may buy shares of registered MONEY MARKET FUNDS. The Fund will bear a portion of the expenses of any investment company whose shares it purchases, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to the Fund's own expenses. The Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  The Fund may invest up to 15% of the value of its net assets in ILLIQUID SECURITIES. Illiquid Securities are securities for which there is no ready market, which inhibits the ability to sell them and obtain their full market value, or which are legally restricted as to their resale by the Fund.

  The Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate.

  The Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association. Under normal market conditions, the Fund will not invest to a significant extent, or on a routine basis, in U.S. Government Securities.

  The Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

  The Fund may invest up to 25% of its assets in FOREIGN SECURITIES. Foreign Securities are securities issued by non-U.S. companies. Investments in Foreign Securities are riskier than investments in U.S. companies because (i) foreign companies may be subject to different accounting, auditing and financial reporting standards than U.S. companies, (ii) there is generally less public information available about foreign companies, (iii) there may be less governmental regulation and supervision of foreign stock exchanges, securities markets and companies and (iv) foreign securities markets may be less liquid and more volatile than U.S. securities markets.

  The Fund may invest in FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS, which are obligations of the Fund to purchase or sell a specific currency at a future date at a set price. These contracts may decrease the Fund's loss due to a change in currency value, but also limits gains from currency exchanges.

                 WHAT ARE THE RISKS OF INVESTING IN THE FUND?

  Investing in the Fund may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Fund invests mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Fund, can affect the Fund's performance. Your investment in the Funds is not guaranteed. The net asset value of the Fund will change daily and you might not recoup the amount you invest in the Fund.

  The Fund is not meant to provide a vehicle for playing short-term swings in the stock market. Consistent with a long-term investment approach, investors in the Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, the Fund does not constitute a balanced investment program and there is no guarantee that the Fund will achieve its investment objective since there is uncertainty in every investment.

  A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. The Fund is authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited) and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

  To the extent that the Fund invests in illiquid securities, the Fund risks not being able to sell securities at the time and the price that it would like. The Fund may therefore have to lower the price, sell substitute securities or forego an investment opportunity, each of which might adversely affect the Fund.

  The risks of the various investment techniques the Fund uses are described in more detail in the SAI.

                                  PERFORMANCE

                   HOW IS THE FUND'S PERFORMANCE CALCULATED?

  There are various ways in which the Fund may calculate and report its performance. Performance is calculated separately for each class of shares.

  One method is to show the Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of the Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of the Fund. However, a shareholder who opts to receive dividends in cash will have a different return than the reported performance.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of the Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

  The Fund may also publish its current yield. Yield is the net investment income generated by a share of the Fund during a 30-day period divided by the maximum offering price on the 30th day.

  You should be aware that (i) past performance does not indicate how the Fund will perform in the future and (ii) the Fund's return and net asset value will fluctuate, so you cannot necessarily use the Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  The Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. The Fund may also compare its total return to the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Fund may report how it is performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Fund's annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

  The following persons may purchase Class Y Shares:

  . Fiduciary and discretionary accounts of institutions

  . institutional investors (including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting either for their own accounts or for the accounts of institutional investors)

  . Directors, trustees, officers and employees of the Trust, the Company, Framlington, the Advisor and the Distributor

  . the Advisor's investment advisory clients

  . family members of employees of the Advisor

  The Fund also has registered Class A, B, C and K Shares, which have different sales charges, expense levels and performance. Class K Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning the Fund's other classes of shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class Y Shares are sold at the net asset value next determined after receipt of an order by the Fund without any sales charge. You should be aware that broker-dealers (other than the Fund's Distributor) may charge investors additional fees if shares are purchased through them.

  Except in certain limited circumstances, the Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Fund calculates NAV separately for each class of shares. The "net asset value next determined" is the NAV calculated at 4:00 p.m. on the day the purchase order for shares is received, if the purchase order is received prior to or at 4:00 p.m., and is the net asset value calculated at 4:00 p.m. on the next Business Day, if the purchase order is received after 4:00 p.m. NAV is calculated by totaling the value of all of the assets of the Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y Shares of the Fund is $500,000. Other types of investors are not subject to any minimum required investment.

                          HOW CAN I PURCHASE SHARES?

  You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Transfer Agent or the Distributor or through arrangements with a financial institution.

  . THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

  . BY MAIL. You may open an account by mailing a completed and signed
    Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. You can obtain an Account Application Form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. You may make additional investments in the Fund by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                     Boston Safe Deposit and Trust Company
                     Boston, MA
                     ABA#011001234
                     DDA#16-798-3
                     Account No.:

  You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP, you should complete the AIP Application Form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

  The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Fund's best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

  You may pay for shares of the Fund with securities which the Fund is allowed to hold.

  See the SAI for further information regarding purchases of the Fund's shares.

                          HOW CAN I EXCHANGE SHARES?

  You may exchange Class Y Shares of the Fund for Class Y Shares of other Funds of the Trust, the Company or Framlington based on their relative net asset values.

  You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

  We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. The Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at the institution.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  If we receive a redemption order for the Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                     STRUCTURE AND MANAGEMENT OF THE FUND

                          HOW IS THE FUND STRUCTURED?

  The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. The Company is managed under the direction of its Board of Directors which is responsible for the overall management of the Company and supervises the Fund's service providers. The Company is organized as a Maryland Corporation.

                      WHO MANAGES AND SERVICES THE FUND?

  INVESTMENT ADVISOR. The Fund's investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for the Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities. The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Fund or its shareholders. The Advisor selects broker-dealers to execute portfolio transactions for the Fund based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Fund's transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees based on the aggregate daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of .051% of the first $7.5 billion of net assets, plus .045% of the next $2.5 billion of net assets, plus .03% of the next $2.5 billion of net assets, plus .02% of net assets in excess of $12.5 billion.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Fund. No compensation is paid to the Custodian for its services. State Street also serves as sub-custodian to the Fund. As compensation for its services, the sub-custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which the sub-custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The sub-custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Fund's shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Fund's shares.

  For an additional description of the services performed by the Administrator, Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting the Fund. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Fund as agent, custodian or Director for its customers and therefore it is considered to be a controlling person of the Company.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUND?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The net income of the Fund, if any, is paid at least annually as a dividend.

  The Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Fund will pay dividend and capital gains distributions in additional shares of the same class of the Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

           ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUND?

  In general, as long as the Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. The Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, the Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Fund intends to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains derived from sales of portfolio securities held by the Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from the Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them, however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from the Fund a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  Dividends and certain interest income earned from foreign securities by the Fund may be subject to foreign withholding or other taxes. The Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and it intends to do so if possible. These deductions or credits may be subject to tax law limitations.

  If the Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If the Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to the Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Fund may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

  More information about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Fund, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.


                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Fund. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

                                                              CLASS A & B SHARES


                [LOGO OF THE MUNDER FUNDS]

                Investments for all seasons


                                                                      Prospectus


                                                                OCTOBER 29, 1997

                                                      THE MUNDER LIFESTYLE FUNDS

                                                         All-Season Conservative
                                                             All-Season Moderate
                                                           All-Season Aggressive



                                                  Prospectus begins on next page

PROSPECTUS

CLASS A AND CLASS B SHARES

  The Munder Funds, Inc. (the "Company") is an open-end investment company. This Prospectus describes three investment portfolios offered by the Company (collectively, the "Funds"):

                      Munder All-Season Conservative Fund
                        Munder All-Season Moderate Fund
                       Munder All-Season Aggressive Fund

  This Prospectus relates only to the Class A and Class B shares of the Funds. The Funds are referred to as The Munder Lifestyle Funds. Each Fund seeks its investment objective by investing in a variety of portfolios (the "Underlying Funds") offered by the Company, The Munder Framlington Funds Trust ("Framlington"), and The Munder Funds Trust (the "Trust").

  Munder Capital Management (the "Advisor") serves as investment advisor to the Funds and to the Underlying Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor to the Framlington International Growth Fund, Framlington Emerging Markets Fund and Framlington Healthcare Fund (the "Framlington Funds"), three of the Underlying Funds.

  This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

  SHARES OF THE FUNDS AND THE UNDERLYING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  THERE CAN BE NO ASSURANCE THAT A FUND'S INVESTMENT OBJECTIVE WILL BE ACHIEVED. THE NET ASSET VALUE PER SHARE OF THE FUNDS WILL FLUCTUATE IN RESPONSE TO CHANGES IN MARKET CONDITIONS AND OTHER FACTORS.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.


                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

             THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Funds?..............................   3
Financial Information......................................................   4
Fund Choices
  What Funds are offered?..................................................   7
  Who may want to invest in the Funds?.....................................   8
  What are the Funds' investments and investment practices?................   8
  What are the Underlying Funds' investments and investment practices?.....   9
  What are the risks of investing in the Funds?............................  26
Performance
  How is the Funds' performance calculated?................................  28
  Where can I obtain performance data?.....................................  28
Purchases and Exchanges of Shares
  What share class should I choose for my investment?......................  29
  What price do I pay for shares?..........................................  29
  When can I purchase shares?..............................................  31
  What is the minimum required investment?.................................  31
  How can I purchase shares?...............................................  32
  How can I exchange shares?...............................................  33
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  33
  When can I redeem shares?................................................  34
  How can I redeem shares?.................................................  34
  When will I receive redemption amounts?..................................  35
Structure and Management of the Funds
  How are the Funds structured?............................................  35
  Who manages and services the Funds?......................................  36
  What are my rights as a shareholder?.....................................  37
Dividends, Distributions and Taxes
  When will I receive distributions from the Funds?........................  37
  How will distributions be made?..........................................  37
  Are there tax implications of my investments in the Funds?...............  38
Additional Information.....................................................  38

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are the Funds' goals?

A: . The Conservative Fund (formerly, "Munder All-Season Maintenance Fund") seeks to provide current income, with capital appreciation as a secondary objective.

 . The Moderate Fund (formerly, "Munder All-Season Development Fund") seeks to provide high total return through capital appreciation and current income.

 . The Aggressive Fund (formerly, "Munder All-Season Accumulation Fund") seeks long-term capital appreciation.

Q: What are the Funds' strategies?

A: These Funds are "Funds of Funds" which means they invest primarily in other Munder Funds.

Q: What are the Funds' risks?

A: A Fund's performance per share will change daily based on many factors, including interest rate levels, national and international economic conditions, general market conditions, and the performance of the Underlying Funds. The net asset value per share will fluctuate in response to these factors.

Q: What are the options for investment in the Funds?

A: This Prospectus offers two classes, Class A Shares and Class B Shares, of the Funds. Each Fund also offers one additional class of shares, Class Y Shares, which has different sales charges and expense levels and is offered in another Prospectus.

                                                      MAXIMUM FRONT                 MAXIMUM
       CLASS          RULE 12B-1 FEES*               END SALES LOAD**               CDSC***
       -----          ----------------               ----------------               -------
      Class A               .30%                          5.50%                      None+
      Class B              1.00%                           None                       5%

--------
* An annual fee for distributing shares and servicing shareholder accounts based on the Fund's average daily net assets.
** A one-time fee charged at the time of purchase of shares. The fee declines based on the amount you invest.
*** A contingent deferred sales charge ("CDSC") is a one-time fee charged at the time of redemption. The fee declines based on the length of time you hold shares.

+A CDSC of 1% is imposed on certain redemptions of Class A Shares if redeemed within one year of purchase.

  Class B Shares convert automatically to Class A Shares after six years. Due to the lower expense ratio on Class A Shares versus Class B Shares, this conversion is to your economic benefit.

Q: How do I buy and sell shares of the Funds?

A: Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase Class A Shares and Class B Shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing the attached Account Application Form with a check to the Transfer Agent. You must invest at least $500 ($50 through the Automatic Investment
Plan) initially and at least $50 for subsequent purchases.

  Shares may be redeemed (sold back to the Fund) by mail or telephone.

  You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Company, the Trust and Framlington or exchanging Class K shares of other funds of the Company, the Trust and Framlington for Class A Shares of the Funds. You may exchange Fund shares for shares of the same class of other funds of the Company, the Trust and Framlington.

Q: What shareholder privileges do the Funds offer?

A:

            CLASS A SHARES                                CLASS B SHARES
            --------------                                --------------
       Automatic Investment Plan                     Automatic Investment Plan
       Automatic Withdrawal Plan                     Automatic Withdrawal Plan
       Retirement Plans                              Retirement Plans
       Telephone Exchanges                           Telephone Exchanges
       Rights of Accumulation                        Reinvestment Privileges
       Letter of Intent
       Quantity Discounts
       Reinvestment Privilege

Q:  When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. The Funds declare dividends at least annually. The Funds distribute capital gains, if any, at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions of a Fund will be automatically used to purchase additional shares of that Fund.

Q:  Who manages the Funds' assets?

A: Munder Capital Management is the investment advisor for the Funds and the Underlying Funds. Framlington Overseas Investment Management Limited serves as sub-advisor to the Framlington Funds.

                             FINANCIAL INFORMATION

                   SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

                                                               CLASS A   CLASS B
                                                               SHARES    SHARES
                                                               -------   -------
Maximum Sales Charge on Purchase (as a % of Offering Price)...  5.50%(2)   None
Sales Charge Imposed on Reinvested Dividends..................   None      None
Maximum Deferred Sales Charge.................................   None(3)  5%(4)
Redemption Fees(5)............................................   None      None
Exchange Fees.................................................   None      None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The sales charge declines as the amount invested increases.

(3) A 1% CDSC applies to redemptions of Class A Shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.

(4) The CDSC payable on redemption of Class B Shares declines over time.

(5) The Transfer Agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown are estimated for the current fiscal year. In addition, the Advisor expects to voluntarily reimburse certain expenses with respect to the Conservative Fund and the Moderate Fund for the current fiscal year. The Advisor may discontinue such expense reimbursements at any time in its sole discretion. Because of the 12b-1 fee, you may over the long term pay more than the amount of the maximum permitted front-end sales charge.

                                    CONSERVATIVE
                                        FUND        MODERATE FUND  AGGRESSIVE FUND
 ANNUAL FUND                       --------------- --------------- ---------------
 OPERATING EXPENSES                CLASS A CLASS B CLASS A CLASS B CLASS A CLASS B
 (AS A % OF AVERAGE NET ASSETS)    SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
 ------------------------------    ------- ------- ------- ------- ------- -------
 Advisory Fees..................    .35%     .35%   .35%     .35%   .35%     .35%
 12b-1 Fees.....................    .30%    1.00%   .30%    1.00%   .30%    1.00%
 Other Expenses.................    .25%+    .25%+  .20%+    .20%+  .20%     .20%
                                    ----    -----   ----    -----   ----    -----
   Total Fund
   Operating Expenses...........    .90%+   1.60%+  .85%+   1.55%+  .85%    1.55%
                                    ====    =====   ====    =====   ====    =====

--------

+ The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of expense reimbursements, the total fund operating expenses would be Conservative Fund: 2.00%--Class A and 2.70%--Class B and Moderate Fund: 2.13%--Class A and 2.83%--Class B.

  In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of fees and expenses incurred by the Underlying Funds, so that the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an Underlying Fund directly. The table below shows total fund operating expenses expressed as a percentage of net assets, after any applicable expense reimbursements, for the Class Y Shares of each of the Underlying Funds for their past fiscal year. Expenses are estimated for the current fiscal year for the International Bond Fund, the NetNet Fund, the Micro-Cap Equity Fund, the Small-Cap Value Fund and the Framlington Funds. As of the date of this Prospectus, the Equity Selection Fund had not commenced operations. The Funds purchase only Class Y Shares of the Underlying Funds. Class Y Shares are sold without an initial sales charge.

                                                                         CLASS Y
                                                                         SHARES
                                                                         -------
Accelerating Growth Fund................................................   .95%
Equity Selection Fund...................................................  1.00%
Growth & Income Fund....................................................   .95%
International Equity Fund...............................................  1.01%
Micro-Cap Equity Fund...................................................  1.25%+
Mid-Cap Growth Fund.....................................................   .99%+
Multi-Season Growth Fund................................................  1.00%*
NetNet Fund.............................................................  1.28%+
Small Company Growth Fund...............................................   .97%
Real Estate Equity Investment Fund......................................  1.10%+
Small-Cap Value Fund....................................................  1.13%+
Value Fund..............................................................  1.02%+
Framlington International Growth Fund...................................  1.30%+
Framlington Emerging Markets Fund.......................................  1.54%+
Framlington Healthcare Fund.............................................  1.30%+
Intermediate Bond Fund..................................................   .68%
Bond Fund...............................................................   .71%
International Bond Fund.................................................   .89%+
U.S. Government Income Fund.............................................   .71%

                                                                         CLASS Y
                                                                         SHARES
                                                                         -------
Cash Investment Fund....................................................  .55%
Money Market Fund.......................................................  .64%
U.S. Treasury Money Market Fund.........................................  .54%

--------
  * Reflects advisory fees after waiver. Without waiver, the Expense Ratio for the Multi-Season Growth Fund would be 1.25%.

  + The Advisor voluntarily reimbursed the Fund for certain operating expenses. In the absence of such expense reimbursement, the Expense Ratio would have been as follows: 1.21% for Mid-Cap Growth Fund, 1.26% for Small-Cap Value Fund, 1.06% for Value Fund, 1.13% for Real Estate Equity Investment Fund, 4.57% for the NetNet Fund, 7.65% for the Micro-Cap Equity Fund, 5.18% for the Framlington Emerging Markets Fund, 7.08% for the Framlington Healthcare Fund, 2.31% for Framlington International Growth Fund and .93% for the International Bond Fund.

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time period (including the deduction of the deferred sales charges, if any). THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                  CONSERVATIVE      MODERATE       AGGRESSIVE
                                      FUND            FUND            FUND
                                 --------------- --------------- ---------------
                                 CLASS A CLASS B CLASS A CLASS B CLASS A CLASS B
                                 SHARES  SHARES  SHARES  SHARES  SHARES  SHARES
                                 ------- ------- ------- ------- ------- -------
1 Year..........................
  . Redemption..................  $ 64    $ 66    $ 63    $ 66    $ 63    $ 66
  . No Redemption...............  $ 64    $ 16    $ 63    $ 16    $ 63    $ 16
3 Years.........................
  . Redemption..................  $ 82    $ 80    $ 81    $ 79    $ 81    $ 79
  . No Redemption...............  $ 82    $ 50    $ 81    $ 49    $ 81    $ 49
5 Years.........................
  . Redemption..................  $102    $107    $100    $104    $100    $104
  . No Redemption...............  $102    $ 87    $100    $ 84    $100    $ 84
10 Years........................
  . Redemption..................  $160    $190    $154    $185    $154    $185
  . No Redemption...............  $160    $190    $154    $185    $154    $185

  Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                           EXPENSE RATIO
                                                   -----------------------------
                                                   CLASS A SHARES CLASS B SHARES
                                                   -------------- --------------
Conservative Fund.................................     1.73%          2.43%
Moderate Fund.....................................     1.81%          2.51%
Aggressive Fund...................................     1.91%          2.61%

                             FINANCIAL HIGHLIGHTS

  The following financial highlights were audited by Ernst & Young LLP, independent auditors. The Conservative Fund Class A and Class B Shares, the Moderate Fund Class B Shares and the Aggressive Fund Class A and Class B Shares had not yet commenced operations on June 30, 1997. This information should be read in conjunction with the Funds' most recent Annual Report, which is incorporated by reference into the SAI. You may obtain the Annual Report without charge by calling (800) 438-5789.

                                                                  MODERATE FUND
                                                                  CLASS A(A,D)
                                                                  -------------
                                                                     PERIOD
                                                                      ENDED
                                                                     6/30/97
                                                                  -------------
Net asset value, beginning of period.............................    $10.00
                                                                     ------
Income from investment operations:
  Net investment income..........................................      0.04
  Net realized and unrealized gain on investments................      0.98
                                                                     ------
  Total from investment operations...............................      1.02
                                                                     ------
Less distributions:
  Dividends from net investment income...........................       --
  Total distributions............................................       --
                                                                     ------
Net asset value, end of period...................................    $11.02
                                                                     ======
  Total return(c)................................................     10.20%
                                                                     ======
Ratios to average net assets/supplemental data:
  Net assets, end of period (in 000's)...........................    $  214
  Ratio of operating expenses to average net assets..............      0.85%(b)
  Ratio of net investment income to average net assets...........      2.22%(b)
  Portfolio turnover rate........................................         5%
  Ratio of operating expenses to average net assets without
   expenses reimbursed...........................................     41.36%(b)

--------
(a) The All-Season Moderate Fund Class A Shares commenced operations on April 4, 1997.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(d) The Fund is authorized to issue Class B Shares. As of June 30, 1997, the Fund had not commenced selling Class B Shares.

                                 FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

  This Prospectus describes Class A Shares and Class B Shares of the Conservative Fund, the Moderate Fund and the Aggressive Fund. This section summarizes each Fund's goal and principal investments. The section entitled "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

                               CONSERVATIVE FUND

 . The Fund's primary goal is to provide current income with capital appreciation as a secondary objective.

 . The Fund invests a majority of its assets in Underlying Funds that invest primarily in Fixed Income Securities. "Fixed Income Securities" include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

 . The Fund may also invest in Underlying Funds that invest primarily in Equity
  Securities and may hold assets in cash or Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

                                 MODERATE FUND

 . The Fund's goal is to provide high total return through both capital appreciation and current income.

 . The Fund invests a majority of its assets in Underlying Funds that invest primarily in Equity Securities and Fixed Income Securities. The Fund may also hold assets in cash or Cash Equivalents.

 . The Fund offers greater potential for capital appreciation than does the Conservative Fund by virtue of its larger investment in those Underlying Funds which invest primarily in Equity Securities, while also offering greater potential for investment income.

                                AGGRESSIVE FUND

 . The Fund's goal is to provide long-term capital appreciation.

 . The Fund invests a majority of its assets in Underlying Funds that invest primarily in Equity Securities.

 . The Fund may also invest in Underlying Funds that invest in Fixed Income
  Securities and may hold some assets in cash or Cash Equivalents.

                     WHO MAY WANT TO INVEST IN THE FUNDS?

  The Funds are designed for investors who desire a balance of both capital appreciation and income. Each Fund represents a varying combination of these two goals. Depending on the Fund or Funds you choose, risk of loss will be greater or lesser based on the Funds' goals and objectives.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

  The Funds will invest their assets in the following Underlying Funds, within the ranges (expressed as a percentage of each Fund's assets) indicated below:

                                 CONSERVATIVE
                                     FUND        MODERATE FUND  AGGRESSIVE FUND
                                --------------- --------------- ---------------
                                MINIMUM MAXIMUM MINIMUM MAXIMUM MINIMUM MAXIMUM
                                ------- ------- ------- ------- ------- -------
Equity Funds
  Accelerating Growth Fund.....     0%      5%      0%     10%      0%     15%
  Equity Selection Fund........     0%     10%      0%     20%      0%     30%
  Growth & Income Fund.........     0%     10%      0%     15%      0%     20%
  International Equity Fund....     0%      5%      0%     10%      0%     15%
  Micro-Cap Equity Fund........     0%     10%      0%     10%      0%     10%
  Mid-Cap Growth Fund..........     0%      5%      0%     10%      0%     15%
  Multi-Season Growth Fund.....     0%     20%      0%     30%      0%     40%
  NetNet Fund..................     0%      5%      0%      5%      0%      5%
  Real Estate Equity Investment
   Fund........................     0%     10%      0%     20%      0%     25%
  Small-Cap Value Fund.........     0%     10%      0%     20%      0%     30%
  Small Company Growth Fund....     0%     10%      0%     20%      0%     30%
  Value Fund...................     0%     20%      0%     30%      0%     40%
  Framlington Emerging Markets
   Fund........................     0%      5%      0%     10%      0%     15%
  Framlington Healthcare Fund..     0%      5%      0%      5%      0%     10%
  Framlington International
   Growth Fund.................     0%      5%      0%     10%      0%     15%
Fixed Income Funds
  Bond Fund....................     0%     80%      0%     50%      0%     30%
  Intermediate Bond Fund.......     0%     80%      0%     50%      0%     30%
  International Bond Fund......     0%     30%      0%     20%      0%     10%
  U.S. Government Income Fund..     0%     60%      0%     40%      0%     20%
Money Market Funds
  Cash Investment Fund.........     0%     15%      0%     15%      0%     15%
  Money Market Fund............     0%     10%      0%     10%      0%     10%
  U.S. Treasury Money Market
   Fund........................     0%     10%      0%     10%      0%     10%

  While the Advisor intends to invest each Fund's assets in the Underlying Funds within the ranges set forth above, and to adjust periodically the allocations in response to economic and market conditions, each Fund has a "neutral mix" representing the intended typical allocations of the Fund's assets over time.

  Each Fund's neutral asset allocation is expected to be as follows:

                                                CONSERVATIVE MODERATE AGGRESSIVE
                                                    FUND       FUND      FUND
                                                ------------ -------- ----------
Equity Funds...................................      25%        60%       85%
Fixed Income Funds.............................      70%        35%       15%
Money Market Funds and
 Cash..........................................       5%         5%        0%

  Each Fund's investments are concentrated in the Underlying Funds, and the investment performance of each Fund is directly related to the performance of the Underlying Funds in which it invests. See "What are the Underlying Funds' Investments and Investment Practices?" for a description of the Underlying Funds.

  In addition to shares of the Underlying Funds, each Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes.

  When the Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country.

     WHAT ARE THE UNDERLYING FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

                           ACCELERATING GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

  In choosing Equity Securities the Advisor considers, among other factors:

  . the potential for accelerated earnings growth
  . the maintenance of a substantial competitive advantage
  . a focused management team
  . a stable balance sheet

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                             EQUITY SELECTION FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities.

  . The Advisor's dedicated research team invests the Fund's assets in Equity
    Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

  . The Fund generally invests in issuers with market capitalizations of at least $3 billion.

  . The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                             GROWTH & INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in a broadly diversified portfolio of dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

  . Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

  . The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.

  . The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

  The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

  The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

  PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since January 1987.

                           INTERNATIONAL EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in foreign securities, American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of foreign securities, ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

  After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

  . Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

  . The Fund emphasizes companies with a market capitalization of at least
    $100 million.

  PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and McDonald & Co. Securities Inc. (1991-1993).

                             MICRO-CAP EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

  The Advisor will choose companies that:

  . present the ability to grow significantly over the next several years

  . may benefit from changes in technology, regulations and industry sector trends

  . are still in the developmental stage and may have limited product lines

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                              MID-CAP GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the Standard & Poor's Mid-Cap 400 Index

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                           MULTI-SEASON GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities with market capitalizations over $1 billion.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the S&P 500

  PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to April 1993 he held similar positions with MCM. Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

                                  NETNET FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in equity securities.

  In choosing which companies' stock the Fund should purchase, the Advisor will invest in those companies listed on U.S. securities exchanges or NASDAQ which are engaged in the research, design, development or manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                      REAL ESTATE EQUITY INVESTMENT FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

  Under normal conditions, the Fund will invest at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:

  . equity real estate investment trusts ("REITS")

  . brokers, home builders and real estate developers

  . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies)

  . manufacturers and distributors of building supplies

  . mortgage REITS

  . financial institutions which issue or service mortgages

  In addition, the Fund may invest:

  . up to 35% of its assets in companies other than real estate industry companies

  . in investment grade Fixed Income Securities, including up to 5% of its assets in debt securities rated below or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient.

  . in REITS only if they are traded on a securities exchange or NASDAQ

  PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

                             SMALL-CAP VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                           SMALL COMPANY GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor considers these factors, among others, in choosing companies:

  . above-average growth prospects

  . participation in a fast-growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge (1994-1995) and an investment officer for Manufacturers National Bank Trust Department (1989-1994).

                                  VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

  . The Fund will invest at least 65% of its assets in Equity Securities.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert, an Executive Vice President and Chief Investment Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                       FRAMLINGTON EMERGING MARKETS FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for
Reconstruction and Development.

  A company will be considered to be in an emerging market country if:

  . the company is organized under the laws of, or has a principal office in, an emerging market country,

  . the company's stock is traded primarily in an emerging market country,

  . most of the company's assets are in an emerging market country, or

  . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. William Calvert heads the Committee.

                          FRAMLINGTON HEALTHCARE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the United States.

  The Fund will invest in:

  . pharmaceutical producers

  . biotechnology firms

  . medical device and instrument manufacturers

  . distributors of healthcare products

  . healthcare providers and managers

  . other healthcare service companies

  Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

  PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

                     FRAMLINGTON INTERNATIONAL GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

  The Sub-Advisor will choose companies that demonstrate:

  . above-average profitability

  . high quality management

  . the ability to grow significantly in their countries

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the Committee.

                                   BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between six and 15 years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

                            INTERMEDIATE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

  . Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between three and eight years.

  PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

                            INTERNATIONAL BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in

  . foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions

  . debt securities issued or guaranteed by supra-national organizations, such as the World Bank

  . debt securities of banks or bank holding companies

  . corporate debt securities

  . other debt securities, including those convertible into foreign stock.

  PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

                          U.S. GOVERNMENT INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. government obligations.

  . The Fund's dollar-weighted average maturity will generally be between six and 15 years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

                             CASH INVESTMENT FUND

  . The Fund's primary goal is as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests in a broad range of short-term, high quality, U.S.
    dollar-denominated instruments.

                        U.S. TREASURY MONEY MARKET FUND

  . The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

                               MONEY MARKET FUND

  . The Fund's goal is to provide current income consistent with the preservation of capital and liquidity.

  . The Fund invests its assets in a broad range of short-term, high quality, U.S. dollar denominated instruments, such as bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets.

 General Information

  Each Equity Fund invests primarily in EQUITY SECURITIES. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

  Each Fund and each Underlying Fund may invest in CASH EQUIVALENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

  All Funds and Underlying Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

  The Equity Funds may purchase ADRS, GLOBAL DEPOSITARY RECEIPTS ("GDRS") and EDRS. ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

  The Underlying Funds may buy shares of registered MONEY MARKET FUNDS. The Underlying Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Underlying Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  All Underlying Funds may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Underlying Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

  All Underlying Funds may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

  All of the Funds, other than the International Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the International Bond Fund.

  Each Money Market Fund will invest primarily in ELIGIBLE SECURITIES (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk.

 Investment Charts

  The following charts summarize the Underlying Funds' investments and investment practices. The SAI contains more details. All percentages are based on an Underlying Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Underlying Funds' investment practices.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  EQUITY FUNDS



                                      ACCELER-           GROWTH  INTER-  MICRO-
          INVESTMENTS AND              ATING    EQUITY     &    NATIONAL  CAP
        INVESTMENT PRACTICES           GROWTH  SELECTION INCOME  EQUITY  EQUITY
FOREIGN SECURITIES. Includes            25%       25%     25%      Y      25%
 securities issued by non-U.S.
 companies. Present more risks than
 U.S. securities.
-------------------------------------------------------------------------------
LOWER-RATED DEBT SECURITIES. Fixed       Y         Y      20%      Y       Y
 income securities which are rated
 below investment grade by Standard
 & Poor's Ratings Service, Moody's
 Investors Service Inc. or other
 nationally recognized rating
 agency. Considered riskier than
 investment grade securities.
-------------------------------------------------------------------------------
INVESTMENT-GRADE ASSET BACKED            N         N       N       N       N
 SECURITIES. Includes debt
 securities backed by mortgages,
 installment sales contracts and
 credit card receivables.
-------------------------------------------------------------------------------
STRIPPED SECURITIES. Includes            N         N       N       N       N
 participations in trusts that hold
 U.S. Treasury and agency securities
 which represent either the interest
 payments or principal payments on
 the securities or combinations of
 both.
-------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE        Y         Y       Y       Y       Y
 CONTRACTS. Obligations of a Fund to
 purchase or sell a specific
 currency at a future date at a set
 price. May decrease a Fund's loss
 due to a change in currency value,
 but also limits gains from currency
 changes.
-------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD        Y         Y       Y       Y       Y
 COMMITMENTS. Agreement by a Fund to
 purchase securities at a set price,
 with delivery and payment in the
 future. The value of securities may
 change between the time the price
 is set and payment. Not to be used
 for speculation.
-------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES.(1)       Y         Y       Y       Y       Y
 Contracts in which a Fund agrees,
 at maturity, to make delivery of or
 receive securities, the cash value
 of an index or foreign currency.
 Used for hedging purposes or to
 maintain liquidity.
-------------------------------------------------------------------------------
OPTIONS. A Fund may buy options          Y         Y       Y       Y       Y
 giving it the right to require a
 buyer to buy a security held by the
 Fund (put options), buy options
 giving it the right to require a
 seller to sell securities to the
 Fund (call options), sell (write)
 options giving a buyer the right to
 require the Fund to buy securities
 from the buyer or write options
 giving a buyer the right to require
 the Fund to sell securities to the
 buyer during a set time at a set
 price. Options may relate to stock
 indices, individual securities,
 foreign currencies or futures
 contracts. See the SAI for more
 details and additional limitations.
-------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A         Y         Y       Y       Y       Y
 Fund sells securities and agrees to
 buy them back later at an agreed
 upon time and price. A method to
 borrow money for temporary
 purposes.
-------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there   15%(2)   15%(2)   15%(2)  15%(2)  15%(2)
 is no ready market for these
 securities, which inhibits the
 ability to sell them and to obtain
 their full market value, or there
 are legal restrictions on their
 resale by the Fund.
-------------------------------------------------------------------------------
LENDING SECURITIES. A Fund may lend     25%       25%     25%     25%     25%
 securities to financial
 institutions which pay for the use
 of the securities. May increase
 return. Slight risk of borrower
 failing financially.

Key:
   Y = investment allowed without restriction
   N = investment not allowed

  (1) The limitation on margins and premiums for futures is 5% of a Fund's assets

  (2)  Based on net assets

                          REAL
                         ESTATE
   MID-    MULTI-        EQUITY  SMALL-  SMALL         FRAMLINGTON              FRAMLINGTON
   CAP     SEASON NETNET INVEST-  CAP   COMPANY         EMERGING   FRAMLINGTON INTERNATIONAL
  GROWTH   GROWTH  FUND   MENT   VALUE  GROWTH  VALUE    MARKETS   HEALTHCARE     GROWTH
--------------------------------------------------------------------------------------------
   25%      25%     Y       N     25%     25%    25%        Y           Y            Y
--------------------------------------------------------------------------------------------
    Y        Y      Y       Y      Y       Y      Y         Y           Y            Y
--------------------------------------------------------------------------------------------
    N        N      N       N      N       N      N         N           N            N
--------------------------------------------------------------------------------------------
    N        N      N       N      N       N      N         N           N            N
--------------------------------------------------------------------------------------------
    Y        Y      Y       Y      Y       Y      Y         Y           Y            Y
--------------------------------------------------------------------------------------------
    Y        Y      Y       Y      Y       Y      Y         Y           Y            Y
--------------------------------------------------------------------------------------------
    Y        Y      Y       Y      Y       Y      Y         Y           Y            Y
--------------------------------------------------------------------------------------------
    Y        Y      Y       Y      Y       Y      Y         Y           Y            Y
--------------------------------------------------------------------------------------------
    Y        Y      Y       Y      Y       Y      Y         Y           Y            Y
--------------------------------------------------------------------------------------------
  15%(2)   15%(2) 15%(2) 15%(2)  15%(2) 15%(2)  15%(2)   15%(2)      15%(2)       15%(2)

--------------------------------------------------------------------------------------------
   25%      25%    25%     25%    25%     25%    25%       25%         25%          25%

                               FIXED INCOME FUNDS

                                                                       U.S.
                                                 INTER-    INTER-   GOVERNMENT
             INVESTMENTS AND             BOND    MEDIATE  NATIONAL    INCOME
          INVESTMENT PRACTICES           FUND   BOND FUND BOND FUND    FUND
------------------------------------------------------------------------------
  FOREIGN SECURITIES. Securities issued  25%       25%        Y        25%
   by foreign governments and their
   agencies, instrumentalities or
   political subdivisions,
   supranational organizations, and
   foreign corporations including those
   convertible into foreign stock. Does
   not include Bank Obligations.
------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES. Includes       Y         Y         Y         Y
   debt securities backed by mortgages,
   installment sales contracts and
   credit card receivables.
------------------------------------------------------------------------------
  INTEREST RATE AND CURRENCY SWAPS.       Y(1)      Y(1)      Y         Y(1)
   Agreement to exchange payments
   calculated on the basis of relative
   interest or currency rates.
   Derivative instruments
   used solely for hedging.
------------------------------------------------------------------------------
  INTEREST RATE CAPS AND FLOORS.          N         N         Y         N
   Entitle purchaser to receive
   payments of interest to the extent
   that a specified reference rate
   exceeds or falls below a
   predetermined level.
------------------------------------------------------------------------------
  STRIPPED SECURITIES. Includes           Y         Y         Y         Y
   participations in trusts that hold
   U.S. Treasury and agency securities
   which represent either the interest
   or principal payments on the
   securities or combinations of both.
------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A Fund   Y         Y         Y         Y
   sells securities and agrees to buy
   them back later at an agreed upon
   time and price. A method to borrow
   money for temporary purposes.
------------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY EXCHANGE       Y         Y         Y         Y
   CONTRACTS. Obligations of a Fund to
   purchase or sell a specific currency
   at a future date at a set price. May
   decrease a Fund's loss due to a
   change in currency value, but also
   limits gains from currency changes.
------------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S. dollar           Y         Y         Y         Y
   denominated bank obligations,
   including certificates of deposit,
   bankers' acceptances, bank notes,
   time deposits issued by U.S. or
   foreign banks or savings
   institutions having total assets in
   excess of $1 billion.
------------------------------------------------------------------------------
  SUPRANATIONAL ORGANIZATION              N         N         Y         N
   OBLIGATIONS. Fixed income securities
   issued or guaranteed by
   supranational organizations such as
   the World Bank.
------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS.        Y         Y         Y         Y
   Agreements of a Fund to make
   payments to an insurance company's
   general account in exchange for a
   minimum level of interest based on a
   index.

--------------------------------------------------------------------------------

                                                                        U.S.
                                                  INTER-    INTER-   GOVERNMENT
             INVESTMENTS AND             BOND     MEDIATE  NATIONAL    INCOME
          INVESTMENT PRACTICES           FUND    BOND FUND BOND FUND    FUND
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND FORWARD       Y          Y         Y         Y
   COMMITMENTS. Agreement by a Fund to
   purchase securities at a set price,
   with payment and delivery in the
   future. The value of the securities
   may change between the time the
   price is set and payment. Not to be
   used for speculation.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically there   15%(2)     15%(2)    15%(2)    15%(2)
   is no ready market for these
   securities, which limits the ability
   to sell them for full market value,
   or they are restricted as to resale.
-------------------------------------------------------------------------------
  FUTURES AND OPTIONS ON FUTURES.(3)      Y          Y         Y         Y
   Contracts in which a Fund has the
   right or the obligation to make
   delivery of, or receive, securities,
   the cash value of an index or
   foreign currency. Used for hedging
   purposes or to maintain liquidity.
-------------------------------------------------------------------------------
  OPTIONS. A Fund may buy options         Y          Y         Y         Y
   giving it the right to require a
   buyer to buy a security held by the
   Fund (put options), buy options
   giving it the right to require a
   seller to sell securities to the
   Fund (call options), sell (write)
   options giving a buyer the right to
   require the Fund to buy securities
   from the buyer or write options
   giving a buyer the right to require
   the Fund to sell securities to the
   buyer during a set time at a set
   price. Options may relate to stock
   indices, individual securities or
   foreign currencies. See the SAI for
   more details and additional
   limitations.
-------------------------------------------------------------------------------
  LENDING SECURITIES. A Fund may lend    25%        25%       25%       25%
   securities to financial institutions
   which pay for the use of securities.
   May increase return. Slight risk of
   borrower failing financially.

--------------------------------------------------------------------------------
Key:
  Y= Investment allowed without restriction
  N= Investment not allowed
  (1) Interest rate swaps only
  (2) Based on net assets
  (3) The limitation on margins and premiums for futures is 5% of a Fund's assets

                               MONEY MARKET FUNDS

                                                                         U.S.
                   INVESTMENTS AND                      CASH    MONEY  TREASURY
                INVESTMENT PRACTICES                 INVESTMENT MARKET  MONEY
-------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS:
    . Commercial paper (including paper of Canadian      Y        Y       N
      companies, Canadian branches of U.S.
      companies, and Europaper)
    . Corporate bonds                                    Y        Y       N
    . Other short-term obligations                       Y        Y       N
    . Variable Master Demand Notes                       Y        Y       N
    . Bond Debentures                                    Y        Y       N
    . Notes                                              Y        Y       N
-------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES. Includes debt securities      Y        Y       N
   backed by mortgages, installment sales contracts
   and credit card receivables.
-------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS:
    . Issued or guaranteed by U.S. Government            Y        Y       Y
    . Issued or guaranteed by U.S. Government            Y        Y       N
      agencies and instrumentalities
-------------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S. dollar-denominated only;        Y        Y       N
   includes certificates of deposit, bankers'
   acceptances, bank notes, deposit notes and
   interest-bearing savings and time deposits,
   issued by U.S. or foreign banks or savings
   institutions with total assets greater than $1
   billion.
-------------------------------------------------------------------------------
  STRIPPED SECURITIES:
    . Participation in trusts that hold U.S.             Y        Y       N
      Treasury and agency securities
    . U.S. Treasury-issued receipts                      Y        Y      35%
    . Non-U.S. Treasury receipts                         Y        Y       N
-------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS. Payable from the issuer's       5%       5%      N
   general revenue, the revenue of a specific
   project, current revenues or a reserve fund.
-------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A Fund sells            Y        Y       Y
   securities and agrees to buy them back later at
   an agreed upon time and price. A method to
   borrow money for temporary purposes.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS. Agreements of a       Y        Y       N
   Fund to make payments to an insurance company's
   general account in exchange for a minimum level
   of interest based on an index.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS.         Y        Y       Y
   Agreement by a Fund to purchase securities at a
   set price, with payment and delivery in the
   future. The value of the securities may change
   between the time the price is set and payment.
   Not to be used for speculation.

                                                                        U.S.
                 INVESTMENTS AND                     CASH     MONEY   TREASURY
               INVESTMENT PRACTICES               INVESTMENT MARKET    MONEY
------------------------------------------------------------------------------
  FOREIGN SECURITIES. Debt obligations issued by     25%       25%       N
   foreign governments, and their agencies,
   instrumentalities or political subdivisions,
   supranational organizations, and foreign
   corporations or convertible into foreign
   stocks. Does not
   include Bank Obligations.
------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically there is no         10%(1)    10%(1)   10%(1)
   ready market for these securities, which
   limits the ability to sell them for full
   market value, or there are legal restrictions
   on their resale by a Fund.
------------------------------------------------------------------------------
  LENDING SECURITIES. A Fund may lend securities     25%     33 1/3%     5%
   to financial institutions which pay for the
   use of securities. May increase return.
   Slight risk of borrower failing financially.

Key:
   Y=investment allowed without restriction
   N =investment not allowed

   (1)Based on net assets

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

  The risks of investing in the Underlying Funds are summarized below.

  A Fund's performance per share will change daily based on many factors, including interest rate levels, national and international economic conditions, general market conditions, and the performance of the Underlying Funds. The net asset value per share will fluctuate in response to these factors.

  Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

  The risks of investing in the Funds are dependent on which Underlying Funds the Funds invest in, and to what extent.

 All Underlying Funds

  A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Certain Underlying Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes an Underlying Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Underlying Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Underlying Fund worse off than if it had not entered into the position.

  The risks of the various investment techniques the Underlying Funds use are described in more detail in the SAI.

 Equity Funds

  Investing in the Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

 Fixed Income Funds

  The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

 Money Market Funds

  Each Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Funds is not guaranteed.

  Although the Money Market Funds expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Money Market Funds will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

 Micro-Cap Equity Fund, Mid-Cap Growth Fund, Small-Cap Value Fund and Small Company Growth Fund

  The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

 Framlington Emerging Markets Fund, Framlington International Growth Fund, International Equity Fund and International Bond Fund

  Investing in any of the Funds, with its larger investment in foreign securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the U.S.; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

 Real Estate Equity Investment Fund

  The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

 Framlington Healthcare Fund

  The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

International Bond Fund

   The Fund is non-diversified and holds securities of a limited number of issuers. The Fund may, therefore, pos a greater risk to investors than an investment in a diversified fund.

NetNet Fund

   The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances.
The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

  There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

  One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends plus in the case of Class A Shares, the payment of the maximum sales charge and, in the case of Class B Shares, the maximum CDSC. Cumulative total return most closely reflects the actual performance of a Fund. However, a shareholder who opts to receive dividends in cash, a Class A shareholder who paid a sales charge lower than 5.5%, or a Class B shareholder who paid lower than the maximum CDSC will have a different return than the reported performance.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends, the payment of the maximum sales charge on Class A Shares, and the payment of the maximum CDSC on Class B Shares.

  Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day. "Maximum offering price" includes the sales charge for Class A Shares.

  The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

             WHICH SHARE CLASS SHOULD I CHOOSE FOR MY INVESTMENT?

  Each of the Funds offers Class A and Class B Shares. Each Class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial or contingent deferred sales charges in estimating the costs of investing in a particular class of shares.

CLASS A                                      CLASS B
-------                                      -------
 . Front end sales charge. There are several  . No front end sales charge. All your
  ways to reduce these sales charges.          money goes to work for you right away.
 . Lower annual expenses than Class B         . Higher annual expenses than Class A
  Shares.                                      Shares.
                                             . A CDSC on shares you sell within six
                                               years
                                               of purchase.
                                             . Automatic conversion to Class A Shares
                                               approximately six years after issuance,
                                               thus reducing future annual expenses.
                                             . CDSC is waived for certain redemptions.


  Each Fund also issues Class Y Shares, which has a different sales charge, expense level and performance. Class Y Shares are available to limited types of investors. Call (800) 438-5789 to obtain more information concerning Class Y Shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class A Shares are sold at the net asset value next determined by the Funds plus any applicable sales charge and Class B Shares are sold at the net asset value next determined by the Funds after receipt of the order. You should be aware that broker-dealers (other than the Distributor) may charge investors additional fees if shares are purchased through them.

  NET ASSET VALUE. Except in certain limited circumstances, each Fund determines its net asset value ("NAV") at the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) on each day on which the NYSE is open for trading (a "Business Day"). Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

  APPLICABLE SALES CHARGE. Except in the circumstances described below, you must pay a sales charge at the time of purchase of Class A Shares. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers are as follows:

                                            SALES CHARGE      DISCOUNT TO
                                         AS A PERCENTAGE OF    SELECTED
                                        -------------------- DEALERS AS A
                                        NET ASSET    YOUR    PERCENTAGE OF
                                          VALUE   INVESTMENT  INVESTMENT
                                        --------- ---------- -------------   ---
Less than $25,000......................   5.50%     5.82%          5.00%
$25,000 but less than $50,000..........   5.25%     5.54%          4.75%
$50,000 but less than $100,000.........   4.50%     4.71%          4.00%
$100,000 but less than $250,000........   3.50%     3.63%          3.25%
$250,000 but less than $500,000........   2.50%     2.56%          2.25%
$500,000 but less than $1,000,000......   1.50%     1.52%          1.25%
$1,000,000 or more.....................   None*     None*     (see below)**

--------
  * No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
**The Distributor will pay a 1% commission will be paid to dealers who initiate and are responsible for purchases of $1 million or more.

  The Distributor may pay the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

  SALES CHARGE WAIVERS. We will waive the initial sales charge on sales of Class A Shares to the following types of purchasers:

   (1) individuals with an investment account or relationship with the Advisor;

   (2) full-time employees and retired employees of the Advisor, employees of the Funds' service providers and immediate family members of such persons;

   (3) registered broker-dealers that have entered into selling agreements with the Distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

   (4) certain qualified employee benefit plans as described below;

   (5) individuals who reinvest a distribution from a qualified retirement plan for which the Advisor serves as investment advisor;

   (6) individuals who reinvest the proceeds of redemptions from Class Y Shares of the Funds of the Trust, the Company or Framlington, within 60 days of redemption;

   (7) banks and other financial institutions that have entered into agreements with the Trust, the Company or Framlington to provide shareholder services for Customers (including Customers of such banks and other financial institutions, and the immediate family members of such Customers);

   (8) fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

   (9) persons acquiring Class A Shares by exchanging Class K Shares of another Fund of the Company, the Trust or Framlington;

  (10) employer sponsored retirement plans which are administered by Universal Pensions, Inc. ("UPI Plans"); and

  (11) employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services ("Merrill Lynch Plans") which meet the criteria described below under "Qualified Employer Sponsored Retirement Plans."

QUALIFIED EMPLOYER SPONSORED RETIREMENT PLANS

  We will waive the initial sales charge on purchases of Class A Shares by employer sponsored retirement plans that are qualified under Section 401(a) of the Code (each, a "Qualified Employee Benefit Plan") that (1) invest $1,000,000 or more in Class A Shares or (2) have at least 75 eligible plan participants. In addition, we will waive the CDSC of 1% charged on certain redemptions of Class A Shares within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the Distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. For purposes of this sales charge waiver, Simplified Employee Pension Plans ("SEPs"), Individual Retirement Accounts ("IRAs") and UPI Plans are not considered to be Qualified Employee Benefit Plans.

  We also will waive (i) the initial sales charge on Class A Shares on purchases by UPI and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for UPI Plans. The Distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

  We will waive the initial sales charge for all investments by Merrill Lynch Plans if (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services ("Merrill Lynch") and, on the date the plan sponsor (the "Plan Sponsor") signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the Funds' principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or (iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

  SALES CHARGE REDUCTIONS. You may qualify for reduced sales charges in the following cases:

  . LETTER OF INTENT. If you intend to purchase at least $100,000 of Class A and Class B Shares of the Funds and other non-money market funds of the Trust, the Company (other than Index 500 Fund) or Framlington, you may wish to complete the Letter of Intent Section of your Account Application Form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A Shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Transfer Agent that you have a Letter of Intent each time you make an investment.

     You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Custodian will hold such amount in escrow. The Custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

  . QUANTITY DISCOUNTS. You may combine purchases of Class A Shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker or the Transfer Agent to qualify.

  . RIGHT OF ACCUMULATION. You may add the value of any shares of non-money market funds of the Trust, the Company or Framlington you already own to the amount of your next Class A Share investment for purposes of calculating the sales charge at the time of current purchase. You must notify your broker or the Transfer Agent to qualify.

  Certain brokers may not offer these programs or may impose conditions on use of these programs. You should consult with your broker prior to purchasing the Funds' shares.

  For further information on sales charge waivers and reductions call the Funds at (800) 438-5789.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment for Class A and Class B Shares of a Fund is $500 and subsequent investments must be at least $50. Purchases in excess of $250,000 must be for Class A Shares.

                          HOW CAN I PURCHASE SHARES?

  You can purchase Class A and Class B Shares in a number of different ways. You may place orders directly through the Transfer Agent or the Distributor or through arrangements with your authorized broker.

  . BY BROKER. Any broker authorized by the Distributor can sell you shares of the Funds. Please note that brokers may charge you fees for their services.

  . BY MAIL. You may open an account by completing, signing and mailing the attached Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) for $500 or more to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. Be sure to specify on your Account Application Form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A Shares. For additional investments send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. To open a new account, you should call the Funds at (800) 438-
    5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed Account Application Form containing your certified taxpayer identification number to Investor Services Group at the address provided above. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                     Boston Safe Deposit and Trust Company
                         Boston, MA
                         ABA# 011001234
                         DDA# 16-798-3
                         Account No.:

   You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

  . REINVESTMENT PRIVILEGE. Once a year you may reinvest redemption proceeds from Class A and Class B Shares of a Fund (or Class A, B and C Shares of another non-money market fund of the Trust, the Company or Framlington) in shares of the same class of the same Fund without any sales charges, if the reinvestment is made within 60 days of redemption. You or your broker must notify the Transfer Agent in writing at the time of reinvestment in order to eliminate the sales charge.

  The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any class for any period of time.

  See the SAI for further information regarding purchases of the Funds' shares.

                          HOW CAN I EXCHANGE SHARES?

  The following table gives information about permitted and nonpermitted exchanges of shares.

                                              CLASS TO
          CLASS HELD                        BE ACQUIRED              PERMITTED?
          ----------                        -----------              ----------
Class A Shares of the Funds.... Class A Shares of the Other Funds(1)    Yes
Class B Shares of the Funds.... Class B Shares of the Other Funds       Yes
Class A Shares of the Other
 Funds......................... Class A Shares of the Funds             Yes
Class B Shares of the Other
 Funds......................... Class B Shares of the Funds             Yes
Class K Shares of the Other
 Funds......................... Class A Shares of the Funds             Yes
Class A Shares of the Funds
 Acquired through an Exchange
 of Class K Shares of the Other
 Funds......................... Class A Shares of the Other Funds        No
Class A Shares of the Funds
 Acquired through an Exchange
 of Class K Shares of the Other
 Funds......................... Class K Shares of the Other Funds       Yes

--------
(1) "Other Funds" are funds of the Company, the Trust and Framlington (other than the Funds).

  Class A Shares of a money market fund of the Trust or the Company that were
(1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more investment portfolios of the Trust, Framlington or the Company for which a sales charge was paid, can be exchanged for Class A Shares of a fund of the Trust, the Company or Framlington. Class B Shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

  You may exchange shares based on their relative net asset values. You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. If you are exchanging into shares of a fund with a higher sales charge, you must pay the difference at the time of the exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

  . EXCHANGES BY TELEPHONE. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

  . EXCHANGES BY MAIL. You may send exchange orders to your broker or to us at the Munder Funds c/o First Data Investor Services Group, P.O. Box 5130, Westborough, Massachusetts 01581-5130

  We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order. We will reduce the amount you receive by the amount of any applicable CDSC. See "Purchases of Shares--What Price Do I Pay for Shares?" for an explanation of how the net asset value next determined is calculated.

  CONTINGENT DEFERRED SALES CHARGES. You pay a CDSC when you redeem:

  . Class A Shares that are part of an investment of at least $1 million within one year of buying them
  . Class B Shares within six years of buying them

  The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the original net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                CLASS B SHARES

YEARS SINCE PURCHASE                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

  The Distributor pays sales commissions of 4.00% of the purchase price of Class B Shares of the Funds to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Funds.

  You will not pay a CDSC to the extent that the value of the redeemed shares represents:

  . reinvestment of dividends or capital gains distributions

  . capital appreciation of shares redeemed

  When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares of a Fund acquired through an exchange of shares of the Munder Money Market Fund from the date that the shares of the Fund were initially purchased.

  CDSC WAIVERS. We will waive the CDSC payable upon redemptions of shares for:

  . redemptions made within one year after the death of a shareholder or registered joint owner

  . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2

  . involuntary redemptions made by the Fund

  We will waive the CDSC for all redemptions of Class B Shares by Merrill Lynch Plans if: (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Funds to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  You may redeem shares of the Funds in several ways:

  . BY MAIL. You may mail your redemption request to: THE MUNDER FUNDS, C/O
    FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign. If a stock certificate has been issued to you, you must endorse the stock certificate and return it together with the written redemption request.

    A SIGNATURE GUARANTEE is required for the following redemption requests:
   (a) redemptions proceeds greater than $50,000; (b) redemption proceeds not being made payable to the owner of the account; (c) redemption proceeds not being mailed to the address of record on the account or (d) if the redemption proceeds are being transferred to another Munder Funds account with a different registration. You can obtain a signature guarantee from a financial institution such as a commercial bank, trust company, savings association or from a securities firm having membership on a recognized securities exchange.

  . BY TELEPHONE. You can redeem your shares by calling your broker or the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions paid by check. The Transfer Agent may deduct a wire fee (currently $7.50) for wire redemptions under $5,000.

    If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your Account Application Form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the funds be mailed to the commercial bank or registered broker-dealer you designated on your Account Application Form. We will send your redemption amount to you on the next Business Day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

    We record all telephone calls for your protection and take measures to identify the caller. If the Transfer Agent properly acts on telephone instructions and follows the reasonable procedures to ensure against unauthorized transactions, neither the Trust, the Company, the Distributor nor the Transfer Agent will be responsible for any losses. If these procedures are not followed, the Transfer Agent may be liable to you for losses resulting from unauthorized instructions.

    During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

  . AUTOMATIC WITHDRAWAL PLAN ("AWP"). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP Application Form available through the Transfer Agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Transfer Agent. You should not buy Class A Shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSCs when you redeem shares.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  We will typically send redemption amounts to you within seven Business Days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

  The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Directors, which is responsible for the overall management of the Company and supervises the Funds' service providers.

                      WHO MANAGES AND SERVICES THE FUNDS?

  INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

  The portfolio manager for the Funds is Gerald Seizert. Mr. Seizert, Executive Vice President and Chief Investment Officer of the Advisor has managed the Funds since they commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P.

  During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund as follows:

             CONSERVATIVE                  MODERATE                               AGGRESSIVE
                 FUND                        FUND                                    FUND
             ------------                  --------                               ----------
                 .35%                        .35%                                    .35%

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent Group is a wholly owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of its administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund at the annual rate of $27,000 per Portfolio.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as sub-custodian to the Fund. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

  For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

DISTRIBUTION SERVICES ARRANGEMENT

  Under Rule 12b-1 of the 1940 Act, the Funds have adopted Service and Distribution Plans with respect to their Class A and Class B Shares. Under the Plans, each Fund uses its assets to finance activities relating to the distribution of its shares to investors and the provision of certain shareholder services. The Distributor is paid a service fee at an annual rate of up to 0.25% of the value of average daily net assets of the Funds' Class A and Class B Shares. The Distributor also is paid a distribution fee at an annual rate of up to 0.05% of the value of the average daily net assets of the Funds' Class A Shares and up to 0.75% of the value of the average daily net assets of the Funds' Class B Shares. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers (which may include the Distributor itself) and other financial organizations which provide shareholder services for the Funds. These services include, among other things, processing new shareholder account applications, reporting to the Fund's Transfer Agent all transactions by customers and serving as the primary information source to customers concerning the Funds.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. Dividends from net income, if any, are paid at least annually by the Funds. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

  It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares, as gain from a sale or exchange of the shares.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Funds at (800) 438-5789.

          ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

  In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains earned by a Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  More information about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.


                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner,
(2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROLFAB97 / FO41B / 10-97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.






Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

Application                                               [LOGO OF MUNDER FUNDS]
for new accounts


Please mail your complete application (printed or typed) along with your check to:

        The Munder Funds
        c/o First Data Investor Services Group, Inc.
        P.O. Box 5130
        Westborough, MA  01581-5130

If you have questions regarding this application, please telephone the Transfer Agent at 1.800.438.5789

                           1. ACCOUNT REGISTRATION

---------------------------------------------------------------------------------------------------
Name                                             Social Security Number


---------------------------------------------------------------------------------------------------
Joint Owner (if any)            (If Joint Tenancy, use Social Security Number of first joint owner)
OR
Uniform Transfer to Minor:
                                                        for:
---------------------------------------------------------------------------------------------------
Custodian Name (one custodian only)                     Minor's Name (one minor only)

---------------------------------------------------------------------------------------------------
State (Custodian's State of Residence)                  Minor's Social Security Number
OR
   [_] Trust      [_] Corporation        [_] Other (please specify)________________________________


---------------------------------------------------------------------------------------------------
Trust/Corporation Name

---------------------------------------------------------------------------------------------------
Trust Date                                              Trust Identification Number


        2. MAILING  ADDRESS (address for reports, dividends, statements and redemption proceeds)


---------------------------------------------------------------------------------------------------
Street                                                                  Apt.

---------------------------------------------------------------------------------------------------
City                    State                Zip Code                   Telephone Number

Non-Resident Alien:      [_] Yes    [_] No       If Yes, Country of Residence______________________

                             3. INITIAL INVESTMENT

With as little as $500* you can invest in any Munder Fund. Please be sure to read the prospectus carefully before investing or sending money. You may request an additional prospectus by calling 1.800.438.5789.

NAME OF FUND                                            CLASS A      CLASS B     CLASS C      INVESTMENT AMOUNT
[_]  Munder Accelerating Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Aggressive Fund                    [_]          [_]         [_]        $_________________
[_]  Munder All-Season Moderate Fund                      [_]          [_]         [_]        $_________________
[_]  Munder All-Season Conservative Fund                  [_]          [_]         [_]        $_________________
[_]  Munder Balanced Fund                                 [_]          [_]         [_]        $_________________
[_]  Munder Growth & Income Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Index 500 Fund                                [_]          [_]         [_]        $_________________
[_]  Munder International Equity Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Micro-Cap Equity Fund                         [_]          [_]         [_]        $_________________
[_]  Munder Mid-Cap Growth Fund                           [_]          [_]         [_]        $_________________
[_]  Munder Multi-Season Growth Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Real Estate Equity Investment Fund            [_]          [_]         [_]        $_________________
[_]  Munder Small-Cap Value Fund                          [_]          [_]         [_]        $_________________
[_]  Munder Small Company Growth Fund                     [_]          [_]         [_]        $_________________
[_]  Munder Value Fund                                    [_]          [_]         [_]        $_________________
[_]  Munder Framlington Emerging Markets Fund             [_]          [_]         [_]        $_________________
[_]  Munder Framlington Healthcare Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Framlington International Growth Fund         [_]          [_]         [_]        $_________________
[_]  Munder Bond Fund                                     [_]          [_]         [_]        $_________________
[_]  Munder Intermediate Bond Fund                        [_]          [_]         [_]        $_________________
[_]  Munder International Bond Fund                       [_]          [_]         [_]        $_________________
[_]  Munder Short Term Treasury Fund                      [_]          [_]         [_]        $_________________
[_]  Munder Michigan Triple Tax-Free Bond Fund            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Bond Fund                            [_]          [_]         [_]        $_________________
[_]  Munder Tax-Free Intermediate Bond Fund               [_]          [_]         [_]        $_________________
[_]  Munder U.S. Government Income Fund                   [_]          [_]         [_]        $_________________
[_]  Munder Cash Investment Fund                          [_]          N/A         N/A        $_________________
[_]  Munder Money Market Fund                             [_]          N/A         N/A        $_________________
[_]  Munder Tax-Free Money Market Fund                    [_]          N/A         N/A        $_________________
[_]  Munder U.S. Treasury Money Market Fund               [_]          N/A         N/A        $_________________
                                                                Total Amount Invested         $_________________
[_]  By Check (Payable to The Munder Funds)
[_]  By Wire. Account Number:______________________(Account number assigned by Bank from which assets were wired.)

*$50 per Fund if the Automatic Investment Plan Option is being established at this time (please complete section 5).

       4. DISTRIBUTION OPTION (check one. If none, "A" will be assigned)


[_] A. Reinvest dividends and capital gains in additional Fund shares.
[_] B. Pay dividends in cash; reinvest capital gains in additional Fund shares.
[_] C. Pay dividends and capital gains in cash.
[_] D. Please send my: [_] Dividends  [_] Dividends & Capital Gains (choose one)
                   directly to my checking/savings account.

Fill out banking information in Section 10

                    5. AUTOMATIC INVESTMENT PLAN (optional)

YES, I(we) wish to participate in the Automatic Investment Plan (AIP). I(We) authorize First Data Investor Services Group, Inc. (First Data), The Munder Funds' transfer agent, to invest automatically $_________ ($50 minimum) for me(us) on a [_] Monthly OR [_] Quarterly basis (please choose either the [_] 5th or the [_] 20th of the month) and draw a bank draft in payment of each of these investments against my (our) [_] Checking OR [_] Savings account. For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.


----------------------------------------------------------------------------------------
Name of Fund    Checking/Savings Account Number         ABA Number (Bank Routing Number)

Fill out banking information in Section 10


                     6. CHECKWRITING PRIVILEGES (optional)

Income & Money Market Class A shares only

If you are opening an account for any of The Munder Income and/or Money Market Funds (Class A Shares only), you are entitled to the checkwriting option. Redemption checks may be written for amounts of $500 or more. To obtain checks, please complete the signature card below. All persons named in the Account Registration in Section 1 must sign the signature card. For Corporate, Trust or Partnership accounts, only authorized signers must sign. By signing this signature card, you agree to be subject to the customary rules and regulations governing checking accounts, as well as instructions and rules of the Fund now in effect, and as amended from time to time, that pertain to the use of redemption checks.

Please fill out the following Signature Card to be eligible for Checkwriting and indicate the Fund(s) for which you are requesting this service:

--------------------------------------------------------------------------------
Fund(s)

--------------------------------------------------------------------------------
Fund(s)

Authorized Signatures (exactly as it appears in Part 1 of the Application):

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

--------------------------------------------------------------------------------
Print Name      Signature

Check here if more than one signature is required per check: [_] 2 [_] 3

Other: _____________________

                    7. AUTOMATIC WITHDRAWAL PLAN (optional)

The minimum account balance must be $2,500 or more.

Fill out banking information in Section 10

YES, I authorize the redemption of shares from my Munder Fund account to meet withdrawal payments on the 20th of each month.

-------------------------------------------------------------------------------------------------------------
Name Of Fund That Shares Will Be Redeemed From                Account Number (if applicable)

--------------------------------------------------------------------------------------------------------------
Amount of Monthly Payment ($50 minimum per Fund)              Start Date (Payment is to begin on the next
                                                              payment period unless a later date is indicated)

Payments will be made to: [_] Owner's address of record only  OR  [_] Other listed below:

______________________________________________________________________   [_] Checking  OR  [_] Savings Account
Name (if bank indicate account number)

--------------------------------------------------------------------------------------------------------------
Address

For the purpose of verifying my(our) bank account number, I (we) have enclosed a blank check or deposit slip marked void and have signed the bank authorization below.

--------------------------------------------------------------------------------------------------------------
Name of Fund                          Account Number (if applicable)          ABA Number (Bank Routing Number)


                      8. REDUCED SALES CHARGE (optional)

[_] Rights Of Accumulation:

Investors may qualify for reduced sales charges by aggregating the total purchases of all Munder Class A Shares, excluding Money Market Funds, to determine the applicable sales charge for current purchases. To determine the aggregated amount of all non-money market funds, you will need to total the current purchases as well as shares that are already beneficially owned by the investor for which a sales charge has already been paid. Please see the prospectus for additional information regarding Rights of Accumulation.

I apply for the Rights of Accumulation reduced sales charges based on the following accounts in The Munder Funds.

--------------------------------------------------------------------------------
Name of Fund                    Account Number


--------------------------------------------------------------------------------
Name of Fund                    Account Number

--------------------------------------------------------------------------------
Name of Fund                    Account Number


[_] Letters Of Intent:

You may qualify for reduced sales charges if you plan to make additional investments in The Munder Funds within a 13 month period. By indicating a level of anticipated investment and by signing this application, you agree to the terms of the Letter of Intent as set forth in the Prospectus, and as follows:
"Although I am not obligated to do so, I intend to invest over a 13 month period an aggregate amount of at least" (check one):


          [_] $25,000         [_] $50,000         [_] $100,000
          [_] $250,000        [_] $500,000        [_] $1,000,000

                 9. TELEPHONE REDEMPTION & EXCHANGE AGREEMENT

Please check the box if you want this option.

[_] I(We) authorize First Data to act upon instructions received by telephone from me(us) to redeem or to exchange shares of The Munder Funds.

     1. I(We) relieve the Funds or First Data of any liability for the loss, cost or expense for acting upon such instructions reasonably believed to be from me(us).
     2. I(We) assume responsibility for notifying the Funds within seven (7) business days if a confirmation for the transaction is not received or is incorrect.
     3. If an exchange involves an initial investment into a Fund, the account registration will carry the same registration as set forth above.
     4. An exchange deemed to be the initial purchase of a Fund must meet the minimum initial investment requirement of $500 per Fund unless the shareholder is establishing an Automatic Investment Plan.
     5. Redemption proceeds will be sent only to my account address of record.


--------------------------------------------------------------------------------
Name                                        Name

                            10. BANKING INFORMATION

To be completed with Section 4 (Distribution Option)
I(We) authorize The Munder Funds to deposit distributions into the following
[_] Checking  [_] Savings account:

------------------------------------------------------------------------------------------
Bank Name                               Address

------------------------------------------------------------------------------------------
ABA Number (Bank Routing Number)        Account Number           Bank Account Registration

------------------------------------------------------------------------------------------
Wiring Instructions

To be completed with Section 5 (Automatic Investment Plan)
Please note that your bank will clear and process each bank draft and will include it with your regular statements. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow First Data, the transfer agent for The Munder Funds, to act as your agent with regard to the Automatic Investment Plan (AIP). The AIP will automatically terminate without notice if any bank draft is not paid upon presentation by First Data, to your bank. The AIP may be modified or terminated at any time, upon thirty (30)-days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date

To be completed with Section 7 (Automatic Withdrawal Plan)
Please note that your bank will clear and process each bank deposit and will include it with your regular statement. However, acceptance of this authorization is conditional upon approval of your authorization by your bank, which will allow the transfer agent for The Munder Funds to act as your Agent with regard to the Automatic Withdrawal Plan (AWP). The AWP may be modified or terminated at any time, upon thirty (30) days written notice.

----------------------------------------------------------------------------------------------------
Signature of Depositor          Date         Signature of Joint Depositor (if any)      Date



               . Please Staple Void Check or Deposit Slip Here .

               11. AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES
By signing the application, I(we) hereby certify under the penalty of perjury that the information on this application is true, complete and correct and that:

I(We) understand that this order is subject to acceptance by The Munder Funds.

I(We) agree that The Munder Funds, Funds Distributor, Inc., First Data, Munder Capital Management or any of its affiliates, officers, directors or employees will not be liable for any loss, expense or cost for acting upon instructions or inquiries reasonably believed to be genuine. Shares of the Funds are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

I(We) represent that I am (we are) of legal age and capacity and have read the Prospectus(es) for The Munder Funds selected, and agree to its (their) terms. First Data, is hereby appointed agent to receive dividends and distributions for automatic reinvestment unless otherwise directed in Section 4.

I(We) understand and acknowledge that a sales charge may be levied against the dollars that I(we) invest in The Munder Funds. (See the Prospectus(es) for reduced sales charge information.)

The Internal Revenue Service requires that all taxpayers provide their Taxpayer Identification Numbers (Social Security Numbers) and sign in the space provided below. Failure by non-exempt taxpayers to furnish us with the correct Taxpayer Identification Number will result in withholding of 31% of all taxable dividends paid and/or withholding on certain other payments (this is referred to as backup withholding).

-------------------------------------------------------------------------------------------
Taxpayer Identification Number                  Name of Taxpayer Whose Number Appears Above

Taxpayer Identification:

I (the Investor) certify under penalties of perjury that:

(1) The Social Security Number or taxpayer identification number shown above is correct and may be used for any custodial or trust account opened for me by The Munder Funds, and
(2)  I (the Investor) am not subject to backup withholding because:
     (a) I am exempt from Backup Withholding
     (b) I have not been notified by the Internal Revenue Service ("IRS") that I am, as a result of failure to report all interest or dividends, or
     (c) the IRS has notified me that I am no longer subject to backup withholding.

The certification in this paragraph is required from all non-exempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the Federal income tax law.

[_] Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

Authorization:


----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

----------------------------------------------------------------------------------------------------
Signature of Owner              Date                            Name

================================================================================
FOR DEALER USE ONLY
We hereby authorize First Data Investor Services Group, Inc., to act as our agent in connection with transactions authorized by this Application and agree to notify First Data Investor Services Group, Inc., of any purchase made under a Letter of Intent or Right of Accumulation.

--------------------------------------------------------------------------------
Dealer's Name                   Main Office Address

--------------------------------------------------------------------------------
Representative's Name           Branch #                Rep #

--------------------------------------------------------------------------------
Branch Address                                          Telephone #

--------------------------------------------------------------------------------
Authorized Signature of Dealer                          Title
================================================================================

================================================================================
Shares of The Munder Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. All mutual fund shares involve certain investment risks, including the possible loss of principal.
================================================================================
Distributor: Funds Distributor, Inc.                               APPABC - F078

                                                                  CLASS Y SHARES


                [LOGO OF THE MUNDER FUNDS]

                Investments for all seasons


                                                                      Prospectus


                                                                OCTOBER 29, 1997

                                                      THE MUNDER LIFESTYLE FUNDS

                                                         All-Season Conservative
                                                             All-Season Moderate
                                                           All-Season Aggressive



                                                  Prospectus begins on next page

PROSPECTUS

CLASS Y SHARES

  The Munder Funds, Inc. (the "Company") is an open-end investment company. This Prospectus describes three investment portfolios offered by the Company (collectively, the "Funds"):

                      Munder All-Season Conservative Fund
                        Munder All-Season Moderate Fund
                       Munder All-Season Aggressive Fund

  This Prospectus relates only to the Class Y Shares of the Funds. The Funds are referred to as The Munder Lifestyle Funds. Each Fund seeks its investment objective by investing in a variety of portfolios (the "Underlying Funds") offered by the Company, The Munder Framlington Funds Trust ("Framlington"), and The Munder Funds Trust (the "Trust").

  Munder Capital Management (the "Advisor") serves as investment advisor to the Funds and to the Underlying Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") serves as sub-advisor to the Framlington International Growth Fund, Framlington Emerging Markets Fund and Framlington Healthcare Fund (the "Framlington Funds"), three of the Underlying Funds.

  This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

  SHARES OF THE FUNDS AND THE UNDERLYING FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  THERE CAN BE NO ASSURANCE THAT A FUND'S INVESTMENT OBJECTIVE WILL BE ACHIEVED. THE NET ASSET VALUE PER SHARE OF THE FUNDS WILL FLUCTUATE IN RESPONSE TO CHANGES IN MARKET CONDITIONS AND OTHER FACTORS.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.


                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

             THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Funds?..............................   3
Financial Information......................................................   4
Fund Choices
  What Funds are offered?..................................................   7
  Who may want to invest in the Funds?.....................................   8
  What are the Funds' investments and investment practices?................   8
  What are the Underlying Funds' investments and investment practices?.....   9
  What are the risks of investing in the Funds?............................  25
Performance
  How is the Funds' performance calculated?................................  27
  Where can I obtain performance data?.....................................  27
Purchases and Exchanges of Shares
  What price do I pay for shares?..........................................  28
  When can I purchase shares?..............................................  28
  What is the minimum required investment?.................................  28
  How can I purchase shares?...............................................  28
  How can I exchange shares?...............................................  29
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  29
  When can I redeem shares?................................................  29
  How can I redeem shares?.................................................  29
  When will I receive redemption amounts?..................................  30
Structure and Management of the Funds
  How are the Funds structured?............................................  30
  Who manages and services the Funds?......................................  30
  What are my rights as a shareholder?.....................................  31
Dividends, Distributions and Taxes
  When will I receive distributions from the Funds?........................  31
  How will distributions be made?..........................................  31
  Are there tax implications of my investments in the Funds?...............  31
Additional Information.....................................................  32

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are the Funds' goals?

A:. The Conservative Fund (formerly "Munder All-Season Maintenance Fund") seeks to provide current income, with capital appreciation as a secondary objective.

  . The Moderate Fund (formerly "Munder All-Season Development Fund") seeks to provide high total return through capital appreciation and current income.

  . The Aggressive Fund (formerly "Munder All-Season Accumulation Fund") seeks long-term capital appreciation.

Q: What are the Funds' strategies?

A: These Funds are "Funds of Funds" which means they invest primarily in other Munder Funds.

Q: What are the Funds' risks?

A: A Fund's performance per share will change daily based on many factors, including interest rate levels, national and international economic conditions, general market conditions, and the performance of the Underlying Funds. The net asset value per share will fluctuate in response to these factors.

Q: What are the options for investment in the Funds?

A: This Prospectus offers Class Y Shares of the Funds. Each Fund offers two additional classes of shares, Class A and Class B Shares, which have different sales charges and expense levels, and are offered in another Prospectus.

Q: How do I buy and sell shares of the Funds?

A: Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing an Account Application Form with a check to the Transfer Agent. Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 in a Fund. Other types of investors are not subject to any required minimum investment.

  Shares may be redeemed (sold back to the Fund) by mail or telephone.

  You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Company, the Trust or Framlington. You may exchange Fund shares for Class Y Shares of other funds of the Company, the Trust and Framlington.

Q: What shareholder privileges do the Funds offer?

A: The Funds offer an Automatic Investment Plan. You may arrange for periodic investments in the Funds through automatic deductions from savings or checking accounts.

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. The Funds declare dividends at least annually. The Funds distribute capital gains, if any, at least annually. Unless you elect to receive distributions in cash, all dividends and capital gain distributions of a Fund will be automatically used to purchase additional shares of that Fund.

Q: Who manages the Funds' assets?

A: Munder Capital Management is the investment advisor for the Funds and the Underlying Funds. Framlington Overseas Investment Management Limited serves as sub-advisor to the Framlington Funds.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price)................ None
Sales Charge Imposed on Reinvested Dividends............................... None
Maximum Deferred Sales Charge.............................................. None
Redemption Fees (2)........................................................ None
Exchange Fees.............................................................. None

--------
Notes:

(1) Does not include fees which institutions may charge for services they provide to you.

(2) The Funds' transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown are estimated for the current fiscal year. In addition, the Advisor expects to voluntarily reimburse certain expenses with respect to the Conservative Fund and the Moderate Fund for the current fiscal year. The Advisor may discontinue such expense reimbursements at any time in its sole discretion.

ANNUAL FUND OPERATING EXPENSES                  CONSERVATIVE MODERATE AGGRESSIVE
(AS A % OF AVERAGE NET ASSETS)                      FUND       FUND      FUND
------------------------------                  ------------ -------- ----------
Advisory Fees .................................     .35%       .35%      .35%
Other Expenses ................................     .25%+      .20%+     .20%
                                                    ---        ---       ---
Total Fund Operating Expenses .................     .60%+      .55%+     .55%
                                                    ===        ===       ===

--------

+ The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of expense reimbursements, the total fund operating expenses would be 1.70% for the Conservative Fund and 1.83% for the Moderate Fund.

  In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of fees and expenses incurred by the Underlying Funds, so that the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an Underlying Fund directly. The table below shows total fund operating expenses expressed as a percentage of net assets, after any applicable expense reimbursements, for the Class Y Shares of each of the Underlying Funds for their past fiscal year. Expenses are estimated for the current fiscal year for the International Bond Fund, the NetNet Fund, the Micro-Cap Equity Fund, the Small-Cap Value Fund and the Framlington Funds. As of the date of this Prospectus, the Equity Selection Fund had not commenced operations. The Funds purchase only Class Y Shares of the Underlying Funds. Class Y Shares are sold without an initial sales charge.

                                                                         CLASS
                                                                           Y
                                                                         SHARES
                                                                         ------
Accelerating Growth Fund................................................   .95%
Equity Selection Fund...................................................  1.00%
Growth & Income Fund....................................................   .95%
International Equity Fund...............................................  1.01%
Micro-Cap Equity Fund...................................................  1.25%+
Mid-Cap Growth Fund.....................................................   .99%+
Multi-Season Growth Fund................................................  1.00%*
NetNet Fund.............................................................  1.28%+
Small Company Growth Fund...............................................   .97%
Real Estate Equity Investment Fund......................................  1.10%+
Small-Cap Value Fund....................................................  1.13%+
Value Fund..............................................................  1.02%+
Framlington International Growth Fund...................................  1.30%+
Framlington Emerging Markets Fund.......................................  1.54%+
Framlington Healthcare Fund.............................................  1.30%+
Intermediate Bond Fund..................................................   .68%
Bond Fund...............................................................   .71%
International Bond Fund.................................................   .89%+
U.S. Government Income Fund.............................................   .71%
Cash Investment Fund....................................................   .55%
Money Market Fund.......................................................   .64%
U.S. Treasury Money Market Fund.........................................   .54%

--------
*Reflects advisory fees after waiver. Without waiver, the Expense Ratio for the Multi-Season Growth Fund would be 1.25%.

+The Advisor voluntarily reimbursed the Fund for certain operating expenses. In the absence of such expense reimbursement, the Expense Ratio would have been as follows: 1.21% for Mid-Cap Growth Fund, 1.26% for Small-Cap Value Fund, 1.06% for Value Fund, 1.13% for Real Estate Equity Investment Fund, 4.57% for the NetNet Fund, 7.65% for the Micro-Cap Equity Fund, 5.18% for the Framlington Emerging Markets Fund, 7.08% for the Framlington Healthcare Fund, 2.31% for Framlington International Growth Fund and .93% for the International Bond Fund.

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time period (including the deduction of the deferred sales charge, if any). THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                CONSERVATIVE MODERATE AGGRESSIVE
                                                    FUND       FUND      FUND
                                                ------------ -------- ----------
1 Year
  . Redemption.................................     $ 6        $ 6       $ 6
  . No Redemption..............................     $ 6        $ 6       $ 6
3 Years
  . Redemption.................................     $19        $18       $18
  . No Redemption..............................     $19        $18       $18
5 Years
  . Redemption.................................     $33        $31       $31
  . No Redemption..............................     $33        $31       $31
10 Years
  . Redemption.................................     $75        $69       $69
  . No Redemption..............................     $75        $69       $69

  Based on the expenses for the Funds and the Underlying Funds shown above, and assuming the neutral asset allocation for each Fund set forth below, the average weighted expense ratio for each Fund, expressed as a percentage of each Fund's average daily net assets, is estimated to be as follows:

                                                                   EXPENSE RATIO
                                                                   -------------
Conservative Fund.................................................     1.43%
Moderate Fund.....................................................     1.51%
Aggressive Fund...................................................     1.61%

                             FINANCIAL HIGHLIGHTS

  The following financial highlights were audited by Ernst & Young LLP, independent auditors. This information should be read in conjunction with the Funds' most recent Annual Report, which is incorporated by reference into the SAI. You may obtain the Annual Report without charge by calling (800) 438-5789.

                                         CONSERVATIVE  MODERATE    AGGRESSIVE
                                           FUND(A)     FUND(A)      FUND(A)
                                         ------------  --------    ----------
                                                        PERIOD       PERIOD
                                         PERIOD ENDED   ENDED        ENDED
                                           6/30/97     6/30/97      6/30/97
                                         ------------  --------    ----------
Net asset value, beginning of period....    $10.00      $10.00       $10.00
                                            ------      ------       ------
Income from investment operations:
 Net investment income..................      0.10        0.06         0.01
 Net realized and unrealized gain on
  investments...........................      0.45        0.96         1.34
                                            ------      ------       ------
 Total from investment operations.......      0.55        1.02         1.35
                                            ------      ------       ------
Less distributions:
 Dividends from net investment income...       --          --           --
 Total distributions....................       --          --           --
                                            ------      ------       ------
Net asset value, end of period..........    $10.55      $11.02       $11.35
                                            ======      ======       ======
 Total return(c)........................      5.50%      10.20%       13.50%
                                            ======      ======       ======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in 000's)...    $  105      $  113       $1,483
 Ratio of operating expenses to average
  net assets............................      0.55%(b)    0.55%(b)     0.55%(b)
 Ratio of net investment income to
  average net assets....................      4.24%(b)    2.52%(b)     1.08%(b)
 Portfolio turnover rate................        18%          5%           3%
 Ratio of operating expenses to average
  net assets without expenses
  reimbursed............................     97.07%(b)   41.06%(b)    14.30%(b)

--------
(a) Class Y Shares of the Funds commenced operations on April 3, 1997.
(b) Annualized.
(c) Total return represents aggregate total return for the period indicated.

                                 FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

  This Prospectus describes Class Y Shares of the Funds. This section summarizes each Fund's goal and principal investments. The section entitled "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

                               CONSERVATIVE FUND

  . The Fund's primary goal is to provide current income with capital appreciation as a secondary objective.

  . The Fund invests a majority of its assets in Underlying Funds that invest primarily in Fixed Income Securities. "Fixed Income Securities" include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

  The Fund may also invest in Underlying Funds that invest primarily in Equity Securities and may hold assets in cash or Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

                                 MODERATE FUND

  . The Fund's goal is to provide high total return through both capital appreciation and current income.

  . The Fund invests a majority of its assets in Underlying Funds that invest primarily in Equity Securities and Fixed Income Securities. The Fund may also hold assets in cash or Cash Equivalents.

  . The Fund offers greater potential for capital appreciation than does the Conservative Fund by virtue of its larger investment in those Underlying Funds which invest primarily in Equity Securities, while also offering greater potential for investment income.

                                AGGRESSIVE FUND

  . The Fund's goal is to provide long-term capital appreciation.

  . The Fund invests a majority of its assets in Underlying Funds that invest primarily in Equity Securities.

  . The Fund may also invest in Underlying Funds that invest in Fixed Income
    Securities and may hold some assets in cash or Cash Equivalents.

                     WHO MAY WANT TO INVEST IN THE FUNDS?

  The Funds are designed for investors who desire a balance of both capital appreciation and income. Each Fund represents a varying combination of these two goals. Depending on the Fund or Funds you choose, risk of loss will be greater or lesser based on the Funds' goals and objectives.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

  The Funds will invest their assets in the following Underlying Funds, within the ranges (expressed as a percentage of each Fund's assets) indicated below:

                                 CONSERVATIVE
                                     FUND        MODERATE FUND  AGGRESSIVE FUND
                                --------------- --------------- ---------------
                                MINIMUM MAXIMUM MINIMUM MAXIMUM MINIMUM MAXIMUM
                                ------- ------- ------- ------- ------- -------
Equity Funds
 Accelerating Growth Fund .....     0%      5%      0%     10%      0%     15%
 Equity Selection Fund ........     0%     10%      0%     20%      0%     30%
 Growth & Income Fund .........     0%     10%      0%     15%      0%     20%
 International Equity Fund ....     0%      5%      0%     10%      0%     15%
 Micro-Cap Equity Fund ........     0%     10%      0%     10%      0%     10%
 Mid-Cap Growth Fund ..........     0%      5%      0%     10%      0%     15%
 Multi-Season Growth Fund .....     0%     20%      0%     30%      0%     40%
 NetNet Fund ..................     0%      5%      0%      5%      0%      5%
 Real Estate Equity Investment
  Fund ........................     0%     10%      0%     20%      0%     25%
 Small-Cap Value Fund .........     0%     10%      0%     20%      0%     30%
 Small Company Growth Fund ....     0%     10%      0%     20%      0%     30%
 Value Fund ...................     0%     20%      0%     30%      0%     40%
 Framlington Emerging Markets
  Fund ........................     0%      5%      0%     10%      0%     15%
 Framlington Healthcare Fund ..     0%      5%      0%      5%      0%     10%
 Framlington International
  Growth Fund .................     0%      5%      0%     10%      0%     15%
Fixed Income Funds
 Bond Fund ....................     0%     80%      0%     50%      0%     30%
 Intermediate Bond Fund .......     0%     80%      0%     50%      0%     30%
 International Bond Fund ......     0%     30%      0%     20%      0%     10%
 U.S. Government Income Fund ..     0%     60%      0%     40%      0%     20%
Money Market Funds
 Cash Investment Fund .........     0%     15%      0%     15%      0%     15%
 Money Market Fund ............     0%     10%      0%     10%      0%     10%
 U.S. Treasury Money Market
  Fund ........................     0%     10%      0%     10%      0%     10%

  While the Advisor intends to invest each Fund's assets in the Underlying Funds within the ranges set forth above, and to adjust periodically the allocations in response to economic and market conditions, each Fund has a "neutral mix" representing the intended typical allocations of the Fund's assets over time.

  Each Fund's neutral asset allocation is expected to be as follows:

                                                CONSERVATIVE MODERATE AGGRESSIVE
                                                    FUND       FUND      FUND
                                                ------------ -------- ----------
Equity Funds ..................................      25%        60%       85%
Fixed Income Funds ............................      70%        35%       15%
Money Market Funds and Cash ...................       5%         5%        0%

  Each Fund's investments are concentrated in the Underlying Funds, and the investment performance of each Fund is directly related to the performance of the Underlying Funds in which it invests. See "What are the Underlying Funds' Investments and Investment Practices?" for a description of the Underlying Funds.

  In addition to shares of the Underlying Funds, each Fund may invest cash balances in repurchase agreements and other money market investments to maintain liquidity in an amount to meet expenses or for day-to-day operating purposes.

  When the Advisor believes that market conditions warrant, a Fund may adopt a temporary defensive position and may invest without limit in money market securities denominated in U.S. dollars or in the currency of any foreign country.

     WHAT ARE THE UNDERLYING FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

                           ACCELERATING GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

  In choosing Equity Securities the Advisor considers, among other factors:

  . the potential for accelerated earnings growth

  . the maintenance of a substantial competitive advantage

  . a focused management team

  . a stable balance sheet

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                             EQUITY SELECTION FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide shareholders with long-term capital appreciation.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities.

  . The Advisor's dedicated research team invests the Fund's assets in Equity
    Securities which it believes are of high quality and undervalued compared to stocks of other companies in the same industry.

  . The Fund generally invests in issuers with market capitalizations of at least $3 billion.

  . The Fund diversifies its assets by industry in approximately the same weightings as those of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                             GROWTH & INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in a broadly diversified portfolio of dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

  . Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

  . The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.

  . The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

  The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

  The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income generally have more stable prices than those which pay below average dividends.

  PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since January 1987.

                           INTERNATIONAL EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in foreign securities, American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of foreign securities, ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

  After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

  . Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

  . The Fund emphasizes companies with a market capitalization of at least
    $100 million.

  PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and McDonald & Co. Securities Inc. (1991-1993).

                             MICRO-CAP EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

  The Advisor will choose companies that:

  . present the ability to grow significantly over the next several years

  . may benefit from changes in technology, regulations and industry sector trends

  . are still in the developmental stage and may have limited product lines

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                              MID-CAP GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the Standard & Poor's Mid-Cap 400 Index

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                           MULTI-SEASON GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This goal is "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities with market capitalizations over $1 billion.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the S&P 500

  PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to April 1993 he held similar positions with MCM. Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

                                  NETNET FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long term capital appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

  In choosing which companies' stock the Fund should purchase, the Advisor will invest in those companies listed on U.S. securities exchanges or NASDAQ which are engaged in the research, design, development of manufacturing, or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses. The Internet is a world-wide network of computers designed to permit users to share information and transfer data quickly and easily. The World Wide Web ("WWW"), which is a means of graphically interfacing with the Internet, is a hyper-text based publishing medium containing text, graphics, interactive feedback mechanisms and links within WWW documents and to other WWW documents. An Intranet is the application of WWW tools and concepts to a company's internal documents and databases.

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                      REAL ESTATE EQUITY INVESTMENT FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

  Under normal conditions, the Fund will invest at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:

  . equity real estate investment trusts ("REITS")

  . brokers, home builders and real estate developers

  . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies)

  . manufacturers and distributors of building supplies

  . mortgage REITS

  . financial institutions which issue or service mortgages

  In addition, the Fund may invest:

  . up to 35% of its assets in companies other than real estate industry companies

  . in Fixed Income Securities, including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient

  . in REITS only if they are traded on a securities exchange or NASDAQ

  PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

                             SMALL-CAP VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                           SMALL COMPANY GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor considers these factors, among others, in choosing companies:

  . above-average growth prospects

  . participation in a fast-growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge (1994-1995) and an investment officer for Manufacturers National Bank Trust Department (1989-1994).

                                  VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations which typically exceed $750 million.

  . The Fund will invest at least 65% of its assets in Equity Securities.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert, an Executive Vice President and Chief Investment Officer of the Advisor, has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                       FRAMLINGTON EMERGING MARKETS FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for
Reconstruction and Development.

  A company will be considered to be in an emerging market country if:

  . the company is organized under the laws of, or has a principal office in, an emerging market country,

  . the company's stock is traded primarily in an emerging market country,

  . most of the company's assets are in an emerging market country, or

  . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. William Calvert heads the Committee.

                          FRAMLINGTON HEALTHCARE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the United States.

  The Fund will invest in:

  . pharmaceutical producers

  . biotechnology firms

  . medical device and instrument manufacturers

  . distributors of healthcare products

  . healthcare providers and managers

  . other healthcare service companies

  Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

  PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

                     FRAMLINGTON INTERNATIONAL GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

  The Sub-Advisor will choose companies that demonstrate:

  . above-average profitability

  . high quality management

  . the ability to grow significantly in their countries

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the Committee.

                                   BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between six and 15 years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

                            INTERMEDIATE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

  . Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between three and eight years.

  PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

                            INTERNATIONAL BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in

  . foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions

  . debt securities issued or guaranteed by supra-national organizations, such as the World Bank

  . debt securities of banks or bank holding companies

  . corporate debt securities

  . other debt securities, including those convertible into foreign stock.

  PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

                          U.S. GOVERNMENT INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. government obligations.

  . The Fund's dollar-weighted average maturity will generally be between six and 15 years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

                             CASH INVESTMENT FUND

  . The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests in a broad range of short-term, high quality, U.S.
    dollar-denominated instruments.

                        U.S. TREASURY MONEY MARKET FUND

  . The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

                               MONEY MARKET FUND

  . The Fund's goal is to provide current income consistent with the preservation of capital and liquidity.

  . The Fund invests its assets in a broad range of short-term, high quality, U.S. dollar denominated instruments, such as bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets.

 General Information

  Each Equity Fund invests primarily in EQUITY SECURITIES. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

  Each Fund and each Underlying Fund may invest in CASH EQUIVALENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

  All Funds and Underlying Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

  The Equity Funds may purchase ADRS, GLOBAL DEPOSITARY RECEIPTS ("GDRS") and EDRS. ADRs are issued by U.S. financial institutions and GDRs and EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

  The Underlying Funds may buy shares of registered MONEY MARKET FUNDS. The Underlying Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Underlying Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  All Underlying Funds may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Underlying Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

  Each Underlying Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

  All of the Funds, other than the International Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the International Bond Fund.

  Each Money Market Fund will invest primarily in ELIGIBLE SECURITIES (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk.

 Investment Charts

  The following charts summarize the Underlying Funds' investments and investment practices. The SAI contains more details. All percentages are based on an Underlying Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Underlying Funds' investment practices.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                  EQUITY FUNDS

                               ACCELER-           GROWTH  INTER-  MICRO-  MID-
        INVESTMENTS AND         ATING    EQUITY     &    NATIONAL  CAP    CAP
     INVESTMENT PRACTICES       GROWTH  SELECTION INCOME  EQUITY  EQUITY GROWTH
  FOREIGN SECURITIES.
   Includes securities issued
   by non-U.S. companies.
   Present more risks than
   U.S. securities.              25%       25%     25%      Y      25%    25%
-------------------------------------------------------------------------------
  LOWER-RATED DEBT
   SECURITIES. Fixed income
   securities which are rated
   below investment grade by
   Standard & Poor's Ratings
   Service, Moody's Investors
   Service Inc. or other
   nationally recognized
   rating agency. Considered
   riskier than investment
   grade securities.              Y         Y      20%      Y       Y      Y
-------------------------------------------------------------------------------
  INVESTMENT-GRADE ASSET
   BACKED SECURITIES.
   Includes debt securities
   backed by mortgages,
   installment sales
   contracts and credit card
   receivables.                   N         N       N       N       N      N
-------------------------------------------------------------------------------
  STRIPPED SECURITIES.
   Includes participations in
   trusts that hold U.S.
   Treasury and agency
   securities which represent
   either the interest
   payments or principal
   payments on the securities
   or combinations of both.       N         N       N       N       N      N
-------------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY
   EXCHANGE CONTRACTS.
   Obligations of a Fund to
   purchase or sell a
   specific currency at a
   future date at a set
   price. May decrease a
   Fund's loss due to a
   change in currency value,
   but also limits gains from
   currency changes.              Y         Y       Y       Y       Y      Y
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND
   FORWARD COMMITMENTS.
   Agreement by a Fund to
   purchase securities at a
   set price, with delivery
   and payment in the future.
   The value of securities
   may change between the
   time the price is set and
   payment. Not to be used
   for speculation.               Y         Y       Y       Y       Y      Y
-------------------------------------------------------------------------------
  FUTURES AND OPTIONS ON
   FUTURES.(1) Contracts in
   which a Fund agrees, at
   maturity, to make delivery
   of or receive securities,
   the cash value of an index
   or foreign currency. Used
   for hedging purposes or to
   maintain liquidity.            Y         Y       Y       Y       Y      Y
-------------------------------------------------------------------------------
  OPTIONS. A Fund may buy
   options giving it the
   right to require a buyer
   to buy a security held by
   the Fund (put options),
   buy options giving it the
   right to require a seller
   to sell securities to the
   Fund (call options), sell
   (write) options giving a
   buyer the right to require
   the Fund to buy securities
   from the buyer or write
   options giving a buyer the
   right to require the Fund
   to sell securities to the
   buyer during a set time at
   a set price. Options may
   relate to stock indices,
   individual securities,
   foreign currencies or
   futures contracts. See the
   SAI for more details and
   additional limitations.        Y         Y       Y       Y       Y      Y
-------------------------------------------------------------------------------
  REVERSE REPURCHASE
   AGREEMENTS. A Fund sells
   securities and agrees to
   buy them back later at an
   agreed upon time and
   price. A method to borrow
   money for temporary
   purposes.                      Y         Y       Y       Y       Y      Y
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES.
   Typically there is no
   ready market for these
   securities, which inhibits
   the ability to sell them
   and to obtain their full
   market value, or there are
   legal restrictions on
   their resale by the Fund.    15%(2)   15%(2)   15%(2)  15%(2)  15%(2) 15%(2)
-------------------------------------------------------------------------------
  LENDING SECURITIES. A Fund
   may lend securities to
   financial institutions
   which pay for the use of
   the securities. May
   increase return. Slight
   risk of borrower failing
   financially.                  25%       25%     25%     25%     25%    25%

Key:
Y = investment allowed without restriction
N = investment not allowed

(1) The limitation on margins and premiums for futures is 5% of a Fund's assets

(2) Based on net assets

                   REAL
                  ESTATE
  MULTI-          EQUITY  SMALL-  SMALL         FRAMLINGTON              FRAMLINGTON
  SEASON   NETNET INVEST-  CAP   COMPANY         EMERGING   FRAMLINGTON INTERNATIONAL
  GROWTH    FUND   MENT   VALUE  GROWTH  VALUE    MARKETS   HEALTHCARE     GROWTH
    25%         Y    N     25%     25%    25%        Y           Y            Y
-------------------------------------------------------------------------------------
     Y          Y    Y      Y       Y      Y         Y           Y            Y
-------------------------------------------------------------------------------------
     N          N    N      N       N      N         N           N            N
-------------------------------------------------------------------------------------
     N          N    N      N       N      N         N           N            N
-------------------------------------------------------------------------------------

     Y          Y    N      Y       Y      Y         Y           Y            Y
-------------------------------------------------------------------------------------
     Y          Y    Y      Y       Y      Y         Y           Y            Y
-------------------------------------------------------------------------------------
     Y          Y    Y      Y       Y      Y         Y           Y            Y
-------------------------------------------------------------------------------------


     Y          Y    Y      Y       Y      Y         Y           Y            Y
-------------------------------------------------------------------------------------

     Y          Y    Y      Y       Y      Y         Y           Y            Y
-------------------------------------------------------------------------------------
  15%(2)   15%(2) 15%(2)  15%(2) 15%(2)  15%(2)   15%(2)      15%(2)       15%(2)
-------------------------------------------------------------------------------------
    25%       25%   25%    25%     25%    25%       25%         25%          25%

                            FIXED INCOME FUNDS

                                                                        U.S.
      INVESTMENTS AND           BOND     INTERMEDIATE INTERNATIONAL  GOVERNMENT
    INVESTMENT PRACTICES        FUND      BOND FUND     BOND FUND   INCOME FUND
-------------------------------------------------------------------------------
  FOREIGN SECURITIES.            25%          25%           Y            25%
   Securities issued by
   foreign governments and
   their agencies,
   instrumentalities or
   political subdivisions,
   supranational
   organizations, and
   foreign corporations.
   Does not include Bank
   Obligations.
-------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES.       Y            Y             Y            Y
   Includes debt
   securities backed by
   mortgages, installment
   sales contracts and
   credit card
   receivables.
-------------------------------------------------------------------------------
  INTEREST RATE AND              Y(1)         Y(1)          Y            Y(1)
   CURRENCY SWAPS.
   Agreement to exchange
   payments on the basis
   of relative interest or
   currency rates.
   Derivative instruments
   used solely for
   hedging.
-------------------------------------------------------------------------------
  INTEREST RATE CAPS AND         N            N             Y            N
   FLOORS. Entitle
   purchaser to receive
   payments of interest to
   the extent that a
   specified reference
   rate exceeds or falls
   below a predetermined
   level.
-------------------------------------------------------------------------------
  STRIPPED SECURITIES.           Y            Y             Y            Y
   Includes participations
   in trusts that hold
   U.S. Treasury and
   agency securities which
   represent either the
   interest or principal
   payments on the
   securities or
   combinations of both.
-------------------------------------------------------------------------------
  REVERSE REPURCHASE             Y            Y             Y            Y
   AGREEMENTS. A Fund
   sells securities and
   agrees to buy them back
   later at an agreed upon
   time and price. A
   method to borrow money
   for temporary purposes.
-------------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY       Y            Y             Y            Y
   EXCHANGE CONTRACTS.
   Obligations of a Fund
   to purchase or sell a
   specific currency at a
   future date at a set
   price. May decrease a
   Fund's loss due to a
   change in currency
   value, but also limits
   gains from currency
   changes.
-------------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S.         Y            Y             Y            Y
   dollar denominated bank
   obligations, including
   certificates of
   deposit, bankers'
   acceptances, bank
   notes, time deposits
   issued by U.S. or
   foreign banks or
   savings institutions
   having total assets in
   excess of $1 billion.
-------------------------------------------------------------------------------
  SUPRANATIONAL                  N            N             Y            N
   ORGANIZATION
   OBLIGATIONS. Fixed
   income securities
   issued or guaranteed by
   supranational
   organizations such as
   the World Bank.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT          Y            Y             Y            Y
   CONTRACTS. Agreements
   of a Fund to make
   payments to an
   insurance company's
   general account in
   exchange for a minimum
   level of interest based
   on a index.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES          Y            Y             Y            Y
   AND FORWARD
   COMMITMENTS. Agreement
   by a Fund to purchase
   securities at a set
   price, with payment and
   delivery in the future.
   The value of the
   securities may change
   between the time the
   price is set and
   payment. Not to be used
   for speculation.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES.           15%(2)       15%(2)       15%(2)        15%(2)
   Typically there is no
   ready market for these
   securities, which
   limits the ability to
   sell them for full
   market value, or they
   are restricted as to
   resale.
-------------------------------------------------------------------------------
  FUTURES AND OPTIONS ON         Y            Y             Y            Y
   FUTURES. (3) Contracts
   in which a Fund has the
   right or the obligation
   to make delivery of, or
   receive, securities,
   the cash value of an
   index or foreign
   currency. Used for
   hedging purposes or to
   maintain liquidity.

                                                                       U.S.
      INVESTMENTS AND          BOND     INTERMEDIATE INTERNATIONAL  GOVERNMENT
   INVESTMENT PRACTICES        FUND      BOND FUND     BOND FUND   INCOME FUND
------------------------------------------------------------------------------
  OPTIONS. A Fund may buy       Y            Y             Y            Y
   options giving it the
   right to require a
   buyer to buy a
   security held by the
   Fund (put options),
   buy options giving it
   the right to require a
   seller to sell
   securities to the Fund
   (call options), sell
   (write) options giving
   a buyer the right to
   require the Fund to
   buy securities from
   the buyer or write
   options giving a buyer
   the right to require
   the Fund to sell
   securities to the
   buyer during a set
   time at a set price.
   Options may relate to
   stock indices,
   individual securities
   or foreign currencies.
   See the SAI for more
   details and additional
   limitations.
------------------------------------------------------------------------------
  LENDING SECURITIES. A         25%          25%          25%           25%
   Fund may lend
   securities to
   financial institutions
   which pay for the use
   of securities. May
   increase return.
   Slight risk of
   borrower failing
   financially.

Key:
Y = investment allowed without restriction
N = investment not allowed

(1)Interest rate swaps only

(2)Based on net assets

(3)The limitation on margins and premiums for futures is 5% of a Fund's assets

                               MONEY MARKET FUNDS

                                                                       U.S.
             INVESTMENTS AND                 CASH        MONEY       TREASURY
          INVESTMENT PRACTICES            INVESTMENT     MARKET    MONEY MARKET
-------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS:
    . Commercial paper (including paper       Y            Y            N
      of Canadian companies, Canadian
      branches of U.S. companies, and
      Europaper)
    . Corporate bonds                         Y            Y            N
    . Other short-term obligations            Y            Y            N
    . Variable Master Demand Notes            Y            Y            N
    . Bond Debentures                         Y            Y            N
    . Notes                                   Y            Y            N
-------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES. Includes           Y            Y            N
   debt securities backed by mortgages,
   installment sales contracts and
   credit card receivables.
-------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS:
    . Issued or guaranteed by U.S.            Y            Y            Y
      Government
    . Issued or guaranteed by U.S.            Y            Y            N
      Government agencies and
      instrumentalities
-------------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S. dollar-              Y            Y            N
   denominated only; includes
   certificates of deposit, bankers'
   acceptances, bank notes, deposit
   notes and interest-bearing savings
   and time deposits, issued by U.S. or
   foreign banks or savings
   institutions with total assets
   greater than $1 billion.
-------------------------------------------------------------------------------
  STRIPPED SECURITIES:
    . Participation in trusts that hold       Y            Y            N
      U.S. Treasury and agency
      securities
    . U.S. Treasury-issued receipts           Y            Y           35%
    . Non-U.S. Treasury receipts              Y            Y            N
-------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS. Payable from         5%           5%           N
   the issuer's general revenue, the
   revenue of a specific project,
   current revenues or a reserve fund.
-------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A Fund       Y            Y            Y
   sells securities and agrees to buy
   them back later at an agreed upon
   time and price. A method to borrow
   money for temporary purposes.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS.            Y            Y            N
   Agreements of a Fund to make
   payments to an insurance company's
   general account in exchange for a
   minimum level of interest based on
   an index.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND FORWARD           Y            Y            Y
   COMMITMENTS. Agreement by a Fund to
   purchase securities at a set price,
   with payment and delivery in the
   future. The value of the securities
   may change between the time the
   price is set and payment. Not to be
   used for speculation.
-------------------------------------------------------------------------------
  FOREIGN SECURITIES. Debt obligations       25%          25%           N
   issued by foreign governments, and
   their agencies, instrumentalities or
   political subdivisions,
   supranational organizations, and
   foreign corporations or convertible
   into foreign stock. Does not include
   Bank Obligations.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically there      10%(1)       10%(1)       10%(1)
   is no ready market for these
   securities, which limits the ability
   to sell them for full market value,
   or there are legal restrictions on
   their resale by a Fund.
-------------------------------------------------------------------------------
  LENDING SECURITIES. A Fund may lend        25%        33 1/3%        25%
   securities to financial institutions
   which pay for the use of securities.
   May increase return. Slight risk of
   borrower failing financially.

--------------------------------------------------------------------------------
 Key:
 Y = investment allowed without restriction
 N = investment not allowed

 (1)Based on net assets

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

  The risks of investing in the Underlying Funds are summarized below.

  A Fund's performance per share will change daily based on many factors, including interests rate levels, national and international economic conditions, general market conditions, and the performance of the Underlying Funds. The net asset value per share will fluctuate in response to these factors. Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

  The risks of investing in the Funds are dependent on which Underlying Funds the Funds invest in and to what extent.

 All Underlying Funds

  Certain Underlying Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes an Underlying Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates;
(2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Underlying Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Underlying Fund worse off than if it had not entered into the position.

  The risks of the various investment techniques the Underlying Funds use are described in more detail in the SAI.

 Equity Funds

  Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

 Fixed Income Funds

  The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

 Money Market Funds

  Each Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Funds is not guaranteed.

  Although the Money Market Funds expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Money Market Funds will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

 Micro-Cap Equity Fund, Mid-Cap Growth Fund, Small-Cap Value Fund and Small Company Growth Fund

  The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

 Framlington Emerging Markets Fund, Framlington International Growth Fund, International Equity Fund and International Bond Fund

  Investing in any of the Funds, with its larger investment in foreign securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the U.S.; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

 Real Estate Equity Investment Fund

  The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

 Framlington Healthcare Fund

  The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

 International Bond Fund

  The Fund is non-diversified and holds securities of a limited number of issuers. The Fund may, therefore, pose a greater risk to investors than an investment in a diversified fund.

 NetNet Fund

  The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

  There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

  One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of a Fund.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

  Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day.

  The Funds may sometimes publish total returns that do not take into account sales charges and such returns will be higher than returns which include sales charges. You should be aware that (i) past performance does not indicate how a Fund will perform in the future and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to indices such as the S&P 500 and other broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

  The following persons may purchase Class Y Shares:

  . Fiduciary and discretionary accounts of institutions

  . institutional investors (including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting either for their own accounts or for the accounts of institutional investors)

  . Directors, trustees, officers and employees of the Trust, the Company, Framlington, the Advisor and the Distributor

  . the Advisor's investment advisory clients

  . family members of employees of the Advisor

  Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class Y Shares are sold at the net asset value next determined after receipt of the order by the Funds. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

  Except in certain limited circumstances, each Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). Each Fund calculates NAV separately for each class of shares. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y Shares is $500,000. Other types of investors are not subject to any minimum required investment.

                          HOW CAN I PURCHASE SHARES?

  You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Transfer Agent or the Distributor or through arrangements with a financial institution.

  . THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

  . BY MAIL. You may open an account by mailing a completed and signed
    Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) to: THE MUNDER FUNDS, C/O INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. You can obtain an Account Application Form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                     Boston Safe Deposit and Trust Company
                     Boston, MA
                     ABA# 011001234
                     DDA# 16-798-3
                     Account No.:

  Note that banks may charge fees for transmitting wires.

  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

  The Transfer Agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in its opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

  See the SAI for further information regarding purchases of the Funds' shares.

                          HOW CAN I EXCHANGE SHARES?

  You may exchange Class Y Shares of the Funds for Class Y Shares of other funds of the Trust, the Company or Framlington based on their relative net asset values. You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. Please note that a share exchange is a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

  We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Funds to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

  The Company is an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. It is managed under the direction of its governing Board of Directors, which is responsible for the overall management of the Company and supervises the Funds' service providers.

                      WHO MANAGES AND SERVICES THE FUNDS?

  INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for each Fund, provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

  The portfolio manager for the Funds is Gerald Seizert. Mr. Seizert, Executive Vice President and Chief Investment Officer of the Advisor, has managed the Funds since they commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P.

  During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund as follows:

      CONSERVATIVE                      MODERATE                                       AGGRESSIVE
          FUND                            FUND                                            FUND
      ------------                      --------                                       ----------
          .35%                            .35%                                            .35%

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Fund's administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Fund at the annual rate of $27,000 per portfolio.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Fund. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Fund.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as sub-custodian to the Fund. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

  For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Company as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Company will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Director. The SAI contains more information regarding voting rights.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Company.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. Dividends from net income, if any, are paid at least annually by the Funds. Each Fund distributes its net realized capital gains (including net short-term capital gains), if any, at least annually.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Funds at (800) 438-5789.

          ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

  In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains earned by a Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  More information about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner,
(2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROLFY97 / FO41B / 10-97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

                                                                  CLASS K SHARES


                [LOGO OF THE MUNDER FUNDS]

                Investments for all seasons


                                                                      Prospectus


                                                                OCTOBER 29, 1997

                                                         THE MUNDER EQUITY FUNDS

                                                             Accelerating Growth
                                                                        Balanced
                                                                 Growth & Income
                                                                       Index 500
                                                            International Equity
                                                                Micro-Cap Equity
                                                                  Mid-Cap Growth
                                                             Multi-Season Growth
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth
                                                                           Value


                                                    THE MUNDER FRAMLINGTON FUNDS

                                                    Framlington Emerging Markets
                                                          Framlington Healthcare
                                                Framlington International Growth


                                                         THE MUNDER INCOME FUNDS
                                                                            Bond
                                                               Intermediate Bond
                                                              International Bond
                                                          U.S. Government Income
                                                   Michigan Triple Tax-Free Bond
                                                                   Tax-Free Bond
                                                      Tax-Free Intermediate Bond
                                                             Short Term Treasury


                                                   THE MUNDER MONEY MARKET FUNDS

                                                                 Cash Investment
                                                           Tax-Free Money Market
                                                      U.S. Treasury Money Market



Prospectus begins on next page

PROSPECTUS

CLASS K SHARES

  The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes the investment portfolios offered by the Trust (the "Trust Funds"), the Company (the "Company Funds") and Framlington ("Framlington Funds") described below (referred to as the "Funds"):

Munder Accelerating Growth Fund           Munder Framlington Healthcare Fund
Munder Balanced Fund                      Munder Framlington International
Munder Growth & Income Fund                Growth Fund
Munder Index 500 Fund                     Munder Bond Fund
Munder International Equity Fund          Munder Intermediate Bond Fund
Munder Micro-Cap Equity Fund              Munder International Bond Fund
Munder Mid-Cap Growth Fund                Munder U.S. Government Income Fund
Munder Multi-Season Growth Fund           Munder Michigan Triple Tax-Free Bond
Munder Real Estate Equity Investment       Fund *
 Fund                                     Munder Tax-Free Bond Fund
Munder Small-Cap Value Fund               Munder Tax-Free Intermediate Bond
Munder Small Company Growth Fund           Fund
Munder Value Fund                         Munder Short Term Treasury Fund
Munder Framlington Emerging Markets       Munder Cash Investment Fund
 Fund                                     Munder Tax-Free Money Market Fund
                                          Munder U.S. Treasury Money Market
                                           Fund
--------
  *The Michigan Triple Tax-Free Bond Fund is offered only in the State of
     Michigan.

  Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds.

  This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  ALTHOUGH EACH OF THE CASH INVESTMENT FUND, TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT EACH FUND CAN DO SO ON A CONTINUING BASIS.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.

                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

             THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Funds?..............................   3
Financial Information......................................................   6
Fund Choices
  What Funds are offered?..................................................  31
  Who may want to invest in the Funds?.....................................  41
  What are the Funds' investments and investment practices?................  41
  What are the risks of investing in the Funds?............................  53
Performance
  How is the Funds' performance calculated?................................  55
  Where can I obtain performance data?.....................................  55
Purchases of Shares
  What price do I pay for shares?..........................................  56
  When can I purchase shares?..............................................  56
  How can I purchase shares?...............................................  56
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  56
  When can I redeem shares?................................................  56
  How can I redeem shares?.................................................  57
  When will I receive redemption amounts?..................................  57
Structure and Management of the Funds
  How are the Funds structured?............................................  57
  Who manages and services the Funds?......................................  57
  What are my rights as a shareholder?.....................................  63
Dividends, Distributions and Taxes
  When will I receive distributions from the Funds?........................  63
  How will distributions be made?..........................................  64
  Are there tax implications of my investments in the Funds?...............  64
Additional Information.....................................................  65
Appendix A.................................................................  65

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q: What are the Funds' goals?

A:. The Accelerating Growth Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.

  . The Index 500 Fund seeks to provide price performance and income that is comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

  . The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment
    Fund seek to provide capital appreciation and current income.

  . The Bond Fund seeks to provide a high level of current income with capital appreciation as a secondary consideration.

  . The Intermediate Bond Fund seeks to provide a competitive rate of return which exceeds the inflation rate and the return provided by money market instruments.

  . The International Bond Fund seeks to realize a competitive total return through a combination of current income and capital appreciation.

  . The U.S. Government Income Fund seeks to provide high current income.

  . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund seek to provide current interest income exempt from Federal income taxes.

  . The Michigan Triple Tax-Free Bond Fund seeks to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income tax and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

  . The Short Term Treasury Fund seeks to provide an enhanced money market return consistent with the preservation of capital.

  . The Cash Investment Fund and U.S. Treasury Money Market Fund seek as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Tax-Free Money Market Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.
Q: What are the Funds' strategies?

A:

 BALANCED FUND

  . This Fund allocates its assets primarily among three types of assets--
    Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock, including convertible bonds and convertible preferred stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

  ACCELERATING GROWTH FUND, FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, GROWTH & INCOME FUND, INTERNATIONAL EQUITY FUND, MICRO-CAP EQUITY FUND, MID-CAP GROWTH FUND, MULTI-SEASON GROWTH FUND, REAL ESTATE EQUITY INVESTMENT FUND, SMALL-CAP VALUE FUND, SMALL COMPANY GROWTH FUND AND VALUE FUND (THE "EQUITY FUNDS")

  . These Funds invest primarily in Equity Securities.

 Index 500 Fund

  . This Fund invests primarily in Equity Securities and it normally will hold the securities of at least 80% of the issuers in the S&P 500. The Fund is managed through a "quantitative" or "indexing" investment approach, which attempts to duplicate the investment composition and performance of the S&P 500 through statistical procedures.

 Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S.
   Government Income Fund (the "Bond Funds")

  . These Funds, other than the U.S. Government Income Fund, invest primarily in Fixed Income Securities.

  . The U.S. Government Income Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities.

 Short Term Treasury Fund

  . The Short Term Treasury Fund invests only in U.S. Treasury securities and repurchase agreements relating to U.S. Treasury securities.

 Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free
   Intermediate Bond Fund (the "Tax-Free Funds")

  . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund invest primarily in Municipal Obligations. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.

  . The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan
    Municipal Obligations. "Michigan Municipal Obligations" are municipal obligations issued by the State of Michigan and its political subdivisions, the interest on which is exempt from Federal income taxes, Michigan state income tax and Michigan intangibles tax.

 Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money
   Market Fund (the "Money Market Funds")

  . The Funds invest solely in dollar-denominated debt securities with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

  Each Fund implements a different investment strategy which is described in this Prospectus.

Q: What are the Funds' risks?

A: The following table summarizes the primary risks of investing in the Funds:

               FUND                                   RISK
-------------------------------------------------------------------------------
  Equity Funds and Balanced Fund Potential loss of investment due to changes in the stock market in general, changes in the
                                  stock prices of particular companies and
                                  perceptions about particular industries.
-------------------------------------------------------------------------------
  Bond Funds, Tax-Free Funds and Potential loss of investment due to changes in
  Short Term Treasury Fund        the bond market in general, in the prices of
                                  debt securities of particular companies and
                                  in interest rates.
-------------------------------------------------------------------------------
  Money Market Funds             Potential failure to maintain a $1.00 net
                                  asset value.
-------------------------------------------------------------------------------
  International Equity Fund,     Because of large investments in foreign
  Framlington International       securities, the Funds are riskier than
  Growth Fund, Framlington        domestic funds due to factors such as freezes
  Emerging Markets Fund and       on convertibility of currency, changes in
  International Bond Fund         exchange rates, political instability and
                                  differences in accounting and reporting
                                  standards.
-------------------------------------------------------------------------------
  Micro-Cap Equity Fund, Small-  Because of large investments in mid-
  Cap Value Fund, Mid-Cap Growth  capitalization, small-capitalization and/or
  Fund and Small Company Growth   emerging growth companies, the Funds are
  Fund                            riskier than large-capitalization funds since
                                  such companies typically have greater
                                  earnings fluctuations and greater reliance on
                                  a few key customers than larger companies.
-------------------------------------------------------------------------------
  Real Estate Equity Investment  These Funds concentrate their investments in
  Fund and Framlington            single industries and could experience larger
  Healthcare Fund                 price fluctuations than funds invested in a
                                  broader range of industries.
-------------------------------------------------------------------------------
  International Bond Fund,       These "non-diversified" Funds concentrate
  Michigan Triple Tax-Free Bond   their investments in fewer issuers than
  Fund and Tax-Free Intermediate  diversified funds, and could experience
  Bond Fund                       larger price fluctuations than diversified
                                  funds.


Q: What are the options for investment in the Funds?

A: Each Equity, Bond, and Tax-Free Fund and the Short Term Treasury Fund offer five different investment options, or classes: Class A, B, C, K and Y. The Money Market Funds offer Class A, K and Y Shares. Class A, B, C and Y Shares are offered in other prospectuses.

Q: How do I buy and sell shares of the Funds?

A: Class K Shares of each Fund are available to customers ("Customers") of banks and other institutions, and the immediate family members of such Customers, that have entered into agreements with us to provide shareholder services for Customers. You may purchase shares through such a bank or financial institution.

  Shares may be redeemed (sold back to the Fund) through your financial institution or, in some cases, through the free checkwriting privilege.

Q: What shareholder privileges do the Funds offer?

  . Free checkwriting (certain Funds only--See "Redemption of Shares").

Q: When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments after expenses. Dividends paid at least annually: Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth

Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund.

  Dividends paid at least quarterly (if income is available): Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Index 500 Fund, Small Company Growth Fund and International Bond Fund.

  Dividends paid monthly: Real Estate Equity Investment Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, Short Term Treasury Fund, Cash Investment Fund, Tax-Free Money Market Fund, and U.S. Treasury Money Market Fund.

  The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gain distributions of a Fund to purchase additional shares of that Fund.

Q: Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management services for the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Funds.

                             FINANCIAL INFORMATION

                      SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price)................ None
Sales Charge Imposed on Reinvested Dividends............................... None
Maximum Deferred Sales Charge.............................................. None
Redemption Fees (2)........................................................ None
Exchange Fees.............................................................. None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The Funds' transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor) and registration fees. The fees shown below are based on fees for the Funds' past fiscal year, except (i) the fees for the Index 500 Fund, Mid-Cap Growth Fund, Real Estate Equity Investment Fund and Value Fund have been restated to reflect the discontinuation of voluntary expense reimbursements effective as of the date of this Prospectus, (ii) the fees for the Index 500 Fund and the Multi-Season Growth Fund reflect an anticipated voluntary advisory fee waiver for the current fiscal year and (iii) the fees for the Micro-Cap Equity, Small-Cap Value, Short Term Treasury and International Bond Funds and the Framlington Funds are based on estimated operating expenses for the current fiscal year and reflect anticipated voluntary expense reimbursements for the Micro-Cap Equity Fund and Framlington Healthcare Fund.

ANNUAL FUND OPERATING                          GROWTH
EXPENSES                                         &    INDEX  INTERNATIONAL
(AS A % OF AVERAGE NET   ACCELERATING BALANCED INCOME  500      EQUITY
ASSETS)                  GROWTH FUND    FUND    FUND  FUND       FUND
----------------------   ------------ -------- ------ -----  -------------
Advisory Fees...........     .75%       .65%    .75%  .07%*       .75%
Shareholder Servicing
 Fees...................     .25%       .25%    .25%  .25%        .25%
Other Expenses..........     .20%       .32%    .20%  .22%        .26%
                            -----      -----   -----  ----       -----
Total Fund Operating
 Expenses...............    1.20%      1.22%   1.20%  .54%*      1.26%
                            =====      =====   =====  ====       =====

                                    MICRO-           MULTI-  REAL ESTATE
                                     CAP     MID-CAP SEASON    EQUITY    SMALL-CAP
ANNUAL FUND OPERATING EXPENSES      EQUITY   GROWTH  GROWTH  INVESTMENT    VALUE
(AS A % OF AVERAGE NET ASSETS)       FUND     FUND    FUND      FUND       FUND
------------------------------      ------   ------- ------  ----------- ---------
Advisory Fees...................... 1.00%      .74%   .75%*      .74%       .75%
Shareholder Servicing Fees.........  .25%      .25%   .25%       .25%       .25%
Other Expenses+....................  .25%++    .25%   .25%       .11%       .38%
                                    -----     -----  -----      -----      -----
Total Fund Operating Expense+...... 1.50%++   1.24%  1.25%*     1.10%      1.38%
                                    =====     =====  =====      =====      =====



ANNUAL FUND OPERATING                      FRAMLINGTON              FRAMLINGTON
EXPENSES                    SMALL           EMERGING   FRAMLINGTON INTERNATIONAL
(AS A % OF AVERAGE NET     COMPANY   VALUE   MARKETS   HEALTHCARE     GROWTH
ASSETS)                  GROWTH FUND FUND     FUND        FUND         FUND
----------------------   ----------- ----- ----------- ----------- -------------
Advisory Fees...........     .75%     .74%    1.25%       1.00%        1.00%
Shareholder Servicing
 Fees...................     .25%     .25%     .25%        .25%         .25%
Other Expenses+.........     .22%     .28%     .29%        .30%++       .30%
                            -----    -----    -----       -----        -----
Total Fund Operating
 Expenses+..............    1.22%    1.27%    1.79%       1.55%++      1.55%
                            =====    =====    =====       =====        =====

ANNUAL FUND OPERATING                                       U.S.    MICHIGAN
EXPENSES                      INTERMEDIATE INTERNATIONAL GOVERNMENT  TRIPLE   TAX-FREE
(AS A % OF AVERAGE NET   BOND     BOND         BOND        INCOME   TAX-FREE    BOND
ASSETS)                  FUND     FUND         FUND         FUND    BOND FUND   FUND
----------------------   ---- ------------ ------------- ---------- --------- --------
Advisory Fees........... .50%     .50%          .50%        .50%      .50%      .50%
Shareholder Servicing
 Fees................... .25%     .25%          .25%        .25%      .25%      .25%
Other Expenses.......... .21%     .18%          .35%        .21%      .13%      .20%
                         ----     ----         -----        ----      ----      ----
Total Fund Operating
 Expenses............... .96%     .93%         1.10%        .96%      .88%      .95%
                         ====     ====         =====        ====      ====      ====

ANNUAL FUND OPERATING                                       TAX-FREE     U.S.
EXPENSES                   TAX-FREE   SHORT TERM    CASH     MONEY     TREASURY
(AS A % OF AVERAGE NET   INTERMEDIATE  TREASURY  INVESTMENT  MARKET  MONEY MARKET
ASSETS)                   BOND FUND      FUND       FUND      FUND       FUND
----------------------   ------------ ---------- ---------- -------- ------------
Advisory Fees...........     .50%        .25%       .35%      .35%       .35%
Shareholder Servicing
 Fees...................     .25%        .25%       .15%      .15%       .15%
Other Expenses..........     .18%        .27%       .20%      .18%       .19%
                             ----        ----       ----      ----       ----
Total Fund Operating
 Expenses...............     .93%        .77%       .70%      .68%       .69%
                             ====        ====       ====      ====       ====

--------

* The Advisor expects to voluntarily waive a portion of its advisory fees for the current fiscal year. Without waiver, the ratio of advisory fees to average net assets would be 1.00% for the Multi-Season Growth Fund and .15% for the Index 500 Fund and total fund operating expenses would be 1.50% for the Multi-Season Growth Fund and .62% for the Index 500 Fund.

   +After expense reimbursements, if any.

++The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of such expense reimbursements, it is estimated that total fund operating expenses would be as follows: 1.76% for the Framlington Healthcare Fund and 1.60% for the Micro-Cap Equity Fund.

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Accelerating Growth Fund........................  $12     $38     $66     $145
Balanced Fund...................................  $12     $39     $67     $148
Growth & Income Fund............................  $12     $38     $66     $145
Index 500 Fund..................................  $ 6     $17     $30     $ 68
International Equity Fund.......................  $13     $40     $69     $152
Micro-Cap Equity Fund...........................  $15     $47     $82     $179
Mid-Cap Growth Fund.............................  $13     $39     $68     $150
Multi-Season Growth Fund........................  $13     $40     $69     $151
Real Estate Equity Investment Fund..............  $14     $43     $74     $162
Small-Cap Value Fund............................  $14     $44     $76     $166
Small Company Growth Fund.......................  $12     $39     $67     $148
Value Fund......................................  $13     $40     $70     $153
Framlington Emerging Markets Fund...............  $18     $56     $97     $211
Framlington Healthcare Fund.....................  $16     $49     $84     $185
Framlington International Growth Fund...........  $16     $49     $84     $185
Bond Fund.......................................  $10     $31     $53     $118
Intermediate Bond Fund..........................  $ 9     $30     $51     $114
International Bond Fund.........................  $11     $35     $61     $134
U.S. Government Income Fund.....................  $10     $31     $53     $118
Michigan Triple Tax-Free Bond Fund..............  $ 9     $28     $49     $108
Tax-Free Bond Fund..............................  $10     $30     $53     $117
Tax-Free Intermediate Bond Fund.................  $ 9     $30     $51     $114
Cash Investment Fund............................  $ 7     $22     $39     $ 87
Short Term Treasury Fund........................  $ 8     $25     $43     $ 95
Tax-Free Money Market Fund......................  $ 7     $22     $38     $ 85
U.S. Treasury Money Market Fund.................  $ 7     $22     $38     $ 86

                             FINANCIAL HIGHLIGHTS

  The following financial highlights were audited by Ernst & Young LLP, independent auditors, except that, for periods ended prior to June 30, 1995 for the Multi-Season Growth Fund, such financial highlights were audited by another independent auditor. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.

                                        ACCELERATING GROWTH FUND(A)
                         -------------------------------------------------------------------
                            YEAR       YEAR       PERIOD          YEAR      YEAR     PERIOD
                           ENDED      ENDED       ENDED          ENDED      ENDED     ENDED
                         6/30/97(H)  6/30/96    6/30/95(D)     2/28/95(E)  2/28/94   2/28/93
                         ----------  --------   ----------     ----------  -------   -------
Net asset value,
 beginning of period....  $ 15.36    $  14.82    $ 12.73        $ 13.98    $ 12.08   $11.74
                          -------    --------    -------        -------    -------   ------
Income from investment
 operations:
 Net investment
  income/(loss).........    (0.05)      (0.05)     (0.01)         (0.03)    0.00(g)    0.01
 Net realized and
  unrealized gain/(loss)
  on investments........     0.63        2.92       2.10          (0.88)      2.17     0.62
                          -------    --------    -------        -------    -------   ------
 Total from investment
  operations............     0.58        2.87       2.09          (0.91)      2.17     0.63
                          -------    --------    -------        -------    -------   ------
Less distributions:
 Dividends from net
  investment income.....      --          --         --             --       (0.02)   (0.01)
 Distributions from net
  realized gains........    (1.38)      (2.33)       --           (0.34)     (0.25)   (0.28)
                          -------    --------    -------        -------    -------   ------
 Total distributions....    (1.38)      (2.33)       --           (0.34)     (0.27)   (0.29)
                          -------    --------    -------        -------    -------   ------
Net asset value, end of
 period.................  $ 14.56    $  15.36    $ 14.82        $ 12.73    $ 13.98   $12.08
                          =======    ========    =======        =======    =======   ======
 Total return(b)........     4.83%      22.03%     16.42%         (6.45)%    18.00%    5.43%
                          =======    ========    =======        =======    =======   ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....  $87,693    $110,273    $85,685        $71,406    $53,914   $3,141
 Ratio of operating
  expenses to average
  net assets............     1.20%       1.20%      1.20%(c)       1.18%      1.03%    0.96%(c)
 Ratio of net investment
  income/(loss) to
  average net assets....    (0.32)%     (0.42)%    (0.21)%(c)     (0.25)%    (0.03)%   0.18%(c)
 Portfolio turnover
  rate..................       88%        112%        31%            90%        34%      56%
 Ratio of operating
  expenses to average
  net assets without
  waivers...............     1.20%       1.27%      1.44%(c)       1.41%      1.28%    1.21%(c)
 Average commission rate
  paid(f)...............  $0.0588    $ 0.0548        N/A            N/A        N/A      N/A

--------
(a) The Munder Accelerating Growth Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Amount represents less than $0.01 per share.
(h) Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                          BALANCED FUND(A)
                         -----------------------------------------------------
                            YEAR      PERIOD     PERIOD        YEAR    PERIOD
                           ENDED      ENDED      ENDED        ENDED     ENDED
                         6/30/97(G) 6/30/96(G) 6/30/95(D)   2/28/95(E) 2/28/94
                         ---------- ---------- ----------   ---------- -------
Net asset value,
 beginning of period....  $ 12.37    $ 10.78     $ 9.97       $10.35   $ 9.97
                          -------    -------     ------       ------   ------
Income from investment
 operations:
 Net investment income..     0.29       0.27       0.07         0.21     0.16
 Net realized and
  unrealized gain/(loss)
  on investments........     1.30       1.57       0.86        (0.42)    0.34
                          -------    -------     ------       ------   ------
 Total from investment
  operations............     1.59       1.84       0.93        (0.21)    0.50
                          -------    -------     ------       ------   ------
Less distributions:
 Dividends from net
  investment income.....    (0.27)     (0.25)     (0.12)       (0.17)   (0.12)
 Distributions from net
  realized gains........    (0.66)       --         --           --       --
                          -------    -------     ------       ------   ------
 Total distributions....    (0.93)     (0.25)     (0.12)       (0.17)   (0.12)
                          -------    -------     ------       ------   ------
Net asset value, end of
 period.................  $ 13.03    $ 12.37     $10.78       $ 9.97   $10.35
                          =======    =======     ======       ======   ======
 Total return(b)........    13.64%     17.17%      9.33%       (1.95)%   5.03%
                          =======    =======     ======       ======   ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....  $ 6,588    $ 1,718     $  168       $  151   $  102
 Ratio of operating
  expenses to average
  net assets............     1.22%      1.15%      1.16%(c)     1.22%    1.00%(c)
 Ratio of net investment
  income to average net
  assets................     2.30%      2.29%      2.51%(c)     1.89%    1.68%(c)
 Portfolio turnover
  rate..................      125%       197%        52%         116%      50%
 Ratio of operating
  expenses to average
  net assets without
  waivers...............     1.22%      1.26%      1.51%(c)     1.57%    1.25%(c)
 Average commission paid
  rate(f)...............  $0.0607    $0.0586        N/A          N/A      N/A

--------
(a) The Munder Balanced Fund Class K Shares commenced operations on April 16, 1993.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                        GROWTH & INCOME FUND (A)
                               ----------------------------------------------
                                  YEAR       YEAR      PERIOD        PERIOD
                                 ENDED      ENDED      ENDED         ENDED
                               6/30/97(F) 6/30/96(F) 6/30/95(D)    2/28/95(E)
                               ---------- ---------- ----------    ----------
Net asset value, beginning of
 period......................   $  13.05   $  11.14   $  10.43      $  10.00
                                --------   --------   --------      --------
Income from investment
 operations:
 Net investment income.......       0.32       0.32       0.11          0.22
 Net realized and unrealized
  gain on investments........       3.14       1.99       0.78          0.36
                                --------   --------   --------      --------
 Total from investment
  operations.................       3.46       2.31       0.89          0.58
                                --------   --------   --------      --------
Less distributions:
 Dividends from net
  investment income..........      (0.32)     (0.31)     (0.18)        (0.15)
 Distributions from net
  realized gains.............      (0.96)     (0.09)       --          (0.00)(h)
                                --------   --------   --------      --------
 Total distributions.........      (1.28)     (0.40)     (0.18)        (0.15)
                                --------   --------   --------      --------
Net asset value, end of
 period......................   $  15.23   $  13.05   $  11.14      $  10.43
                                ========   ========   ========      ========
 Total return(b).............      28.12%     20.97%      8.57%         5.94%
                                ========   ========   ========      ========
Ratios to average net
 assets/supplemental data:
 Net assets, end of period
  (in 000's).................   $212,415   $192,592   $132,583      $105,629
 Ratio of operating expenses
  to average net assets......       1.20%      1.21%      1.09%(c)      0.53%(c)
 Ratio of net investment
  income to average net
  assets.....................       2.28%      2.56%      3.33%(c)      4.72%(c)
 Portfolio turnover rate.....         62%        37%        13%           12%
 Ratio of operating expenses
  to average net assets
  without waivers............       1.20%      1.28%      1.51%(c)      1.53%(c)
 Average commission rate
  paid(g)....................   $ 0.0562   $ 0.0591        N/A           N/A

--------
(a) The Munder Growth & Income Fund Class K Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Amount represents less than $0.01 per share.


                                            INDEX 500 FUND (A)
                         --------------------------------------------------------------
                          YEAR                 PERIOD         YEAR      YEAR    PERIOD
                          ENDED   YEAR ENDED   ENDED         ENDED      ENDED    ENDED
                         6/30/97  6/30/96(D) 6/30/95(E)   2/28/95(D,F) 2/28/94  2/28/93
                         -------  ---------- ----------   ------------ -------  -------
Net asset value,
 beginning of period.... $ 16.16   $ 13.80     $12.40        $12.06    $11.47   $11.60
                         -------   -------     ------        ------    ------   ------
Income from investment
 operations:
 Net investment income..    0.31      0.33       0.10          0.30      0.30     0.06
 Net realized and
  unrealized gain on
  investments...........    5.04      3.07       1.44          0.50      0.59     0.21
                         -------   -------     ------        ------    ------   ------
 Total from investment
  operations............    5.35      3.40       1.54          0.80      0.89     0.27
                         -------   -------     ------        ------    ------   ------
Less distributions:
 Dividends from net
  investment income.....   (0.30)    (0.32)     (0.14)        (0.29)    (0.30)   (0.07)
 Distributions from net
  realized gains........   (0.27)    (0.72)       --          (0.17)      --     (0.33)
                         -------   -------     ------        ------    ------   ------
 Total distributions....   (0.57)    (1.04)     (0.14)        (0.46)    (0.30)   (0.40)
                         -------   -------     ------        ------    ------   ------
Net asset value, end of
 period................. $ 20.94   $ 16.16     $13.80        $12.40    $12.06   $11.47
                         =======   =======     ======        ======    ======   ======
 Total return(b)........   33.79%    25.37%     12.49%         6.90%     7.89%    2.43%
                         =======   =======     ======        ======    ======   ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's)..... $61,254   $17,068     $2,778        $1,746    $  922   $   96
 Ratio of operating
  expenses to average
  net assets............    0.54%     0.51%      0.50%(c)      0.50%     0.33%    0.25%(c)
 Ratio of net investment
  income to average net
  assets................    1.76%     2.13%      2.41%(c)      2.49%     2.51%    2.74%(c)
 Portfolio turnover
  rate..................      11%        8%         6%            7%        1%      22%
 Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expenses reimbursed...    0.64%     0.69%      0.63%(c)      0.64%     0.50%    0.38%(c)
 Average commission rate
  paid(g)............... $0.0153   $0.0240        N/A           N/A       N/A      N/A

--------
(a) The Munder Index 500 Fund Class K Shares commenced operations on December 7, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.


                                                 INTERNATIONAL
                                                    EQUITY
                                                   FUND (A)
                         -----------------------------------------------------------------
                            YEAR       YEAR     PERIOD          YEAR       YEAR    PERIOD
                           ENDED      ENDED      ENDED          ENDED      ENDED    ENDED
                         6/30/97(D) 6/30/96(D) 6/30/95(E)   2/28/95(D, F) 2/28/94  2/28/93
                         ---------- ---------- ---------    ------------- -------  -------
Net asset value,
 beginning of period....  $  15.08   $  13.42   $ 12.28        $ 13.68    $ 10.64  $10.46
                          --------   --------   -------        -------    -------  ------
Income from investment
 operations:
 Net investment income..      0.14       0.15      0.11           0.17       0.19    0.01
 Net realized and
  unrealized gain/(loss)
  on investments........      2.31       1.63      1.03          (1.48)      2.85    0.30
                          --------   --------   -------        -------    -------  ------
 Total from investment
  operations............      2.45       1.78      1.14          (1.31)      3.04    0.31
                          --------   --------   -------        -------    -------  ------
Less distributions:
 Dividends from net
  investment income.....     (0.20)     (0.12)      --           (0.03)       --    (0.11)
 Distributions from net
  realized gains........     (1.59)       --        --             --         --    (0.02)
 Distributions from
  capital...............       --         --        --           (0.06)       --      --
 Total distributions....     (1.79)     (0.12)      --           (0.09)       --    (0.13)
                          --------   --------   -------        -------    -------  ------
Net asset value, end of
 period.................  $  15.74   $  15.08   $ 13.42        $ 12.28    $ 13.68  $10.64
                          ========   ========   =======        =======    =======  ======
 Total return(b)........     18.09%     13.29%     9.28%         (9.68)%    28.57%   2.96%
                          ========   ========   =======        =======    =======  ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....  $135,593   $116,053   $73,168        $63,159    $37,536  $3,939
 Ratio of operating
  expenses to average
  net assets............      1.26%      1.26%     1.21%(c)       1.18%      1.11%   1.03%(c)
 Ratio of net investment
  income to average net
  assets................      0.98%      1.07%     2.57%(c)       1.31%      1.18%   0.39%(c)
 Portfolio turnover
  rate..................        46%        75%       14%            20%        15%      1%
 Ratio of operating
  expenses to average
  net assets without
  waivers...............      1.26%      1.33%     1.46%(c)       1.43%      1.36%   1.28%(c)
 Average commission rate
  paid(g)...............  $ 0.0065   $ 0.0288       N/A            N/A        N/A     N/A

--------
(a) The Munder International Equity Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.


                                          MICRO-CAP             MID-CAP
                                        EQUITY FUND(A)      GROWTH FUND(A)
                                        --------------   ----------------------
                                            PERIOD          YEAR       PERIOD
                                            ENDED          ENDED       ENDED
                                           6/30/97       6/30/97(E)  6/30/96(E)
                                        --------------   ----------  ----------
Net asset value, beginning of period .     $ 10.12        $ 11.56     $ 10.53
                                           -------        -------     -------
Income from investment operations:
 Net investment loss .................       (0.05)         (0.07)      (0.04)
 Net realized and unrealized gain on
  investments ........................        2.75           0.18        1.07
                                           -------        -------     -------
 Total from investment operations ....        2.70           0.11        1.03
                                           -------        -------     -------
Less Distributions:
 Dividends from net investment income
  ....................................         --             --          --
 Distributions from net realized gains
  ....................................         --           (1.20)        --
                                           -------        -------     -------
 Total distributions .................         --           (1.20)        --
                                           -------        -------     -------
Net asset value, end of period .......     $ 12.82        $ 10.47     $ 11.56
                                           =======        =======     =======
 Total return(b) .....................       26.68%          0.90%       9.78%
                                           =======        =======     =======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in 000's)
  ....................................     $   199        $ 1,100     $   421
 Ratio of operating expenses to
  average net assets .................        1.50%(c)       1.24%       1.20%(c)
 Ratio of net investment loss to
  average net assets .................       (0.88)%(c)     (0.61)%     (0.53)%(c)
 Portfolio turnover rate .............          68%           162%        247%
 Ratio of operating expenses to
  average net assets without expenses
  reimbursed .........................        7.90%(c)       1.46%       1.38%(c)
 Average commission rate paid(d) .....     $0.0578        $0.0592     $0.0600

--------
(a) The Munder Micro-Cap Equity Fund Class K Shares commenced operations on December 31, 1996. The Munder Mid-Cap Growth Fund Class K Shares commenced operations on October 2, 1995.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                               MULTI-SEASON GROWTH FUND(A)
                                           -----------------------------------
                                              YEAR       YEAR       PERIOD
                                             ENDED      ENDED        ENDED
                                           6/30/97(E) 6/30/96(E) 6/30/95(D, G)
                                           ---------- ---------- -------------
Net asset value, beginning of period ....   $  14.83   $  12.02    $  12.20
                                            --------   --------    --------
Income from investment operations:
 Net investment income ..................       0.04       0.06        0.00(h)
 Net realized and unrealized gain/(loss)
  on investments ........................       3.89       3.20        0.18
                                            --------   --------    --------
 Total from investment operations .......       3.93       3.26        0.18
                                            --------   --------    --------
Less distributions:
 Dividends from net investment income ...      (0.01)     (0.05)        --
 Distributions from net realized gains ..      (0.75)     (0.40)        --
                                            --------   --------    --------
 Total distributions ....................      (0.76)     (0.45)        --
                                            --------   --------    --------
Net asset value, end of period ..........   $  18.00   $  14.83    $  12.02
                                            ========   ========    ========
 Total return (b) .......................      27.55%     27.56%      (1.48)%
                                            ========   ========    ========
Ratios to average net assets/supplemental
 data:
 Net assets, end of period (in 000's) ...   $237,330   $140,833    $104,767
 Ratio of operating expenses to
  average net assets ....................       1.25%      1.26%       1.20%(c)
 Ratio of net investment income to
  average net assets ....................       0.25%      0.44%       0.28%(c)
 Portfolio turnover rate ................         33%        54%         27%
 Ratio of operating expenses to
  average net assets without waivers ....       1.50%      1.51%       1.58%(c)
 Average commission rate paid (f) .......   $ 0.0599   $ 0.0592         N/A

--------
(a) The Munder Multi-Season Growth Fund Class K Shares commenced operations on June 23, 1995.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.

(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) On June 23, 1995, the Munder Multi-Season Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.
(h) Amount represents less than $0.01 per share.


                                              REAL ESTATE EQUITY   SMALL-CAP
                                              INVESTMENT FUND(A) VALUE FUND(A)
                                              ------------------ -------------
                                                    PERIOD          PERIOD
                                                    ENDED            ENDED
                                                   6/30/97        6/30/97(E)
                                              ------------------ -------------
Net asset value, beginning of period ........      $ 12.07          $ 10.08
                                                   -------          -------
Income from investment operations:
 Net investment income ......................         0.40             0.09
 Net realized and unrealized gain on
  investments ...............................         2.38             1.91
                                                   -------          -------
 Total from investment operations ...........         2.78             2.00
                                                   -------          -------
Less distributions:
 Dividends from net investment income .......        (0.41)           (0.04)
 Distributions in excess of net investment
  income ....................................        (0.01)             --
 Distributions from paid-in capital .........        (0.03)             --
                                                   -------          -------
 Total distributions ........................        (0.45)           (0.04)
                                                   -------          -------
Net asset value, end of period ..............      $ 14.40          $ 12.04
                                                   =======          =======
 Total return(b) ............................        23.11%           19.85%
                                                   =======          =======
Ratios to average net assets/supplemental
 data:
 Net assets, end of period (in 000's) .......      $ 1,481          $50,769
 Ratio of operating expenses to average net
  assets ....................................         1.35%(c)         1.38%(c)
 Ratio of net investment income to average
  net assets ................................         3.80%(c)         1.93%(c)
 Portfolio turnover rate ....................           15%              73%
 Ratio of operating expenses to average net
  assets without waivers and/or expenses
  reimbursed ................................         1.38%(c)         1.51%(c)
 Average commission rate paid(d) ............      $0.0600          $0.0361

--------
(a) The Munder Real Estate Equity Investment Fund Class K Shares commenced operations on October 3, 1996. The Munder Small-Cap Value Fund Class K Shares commenced operations on December 31, 1996.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                        SMALL COMPANY GROWTH FUND (A)
                         --------------------------------------------------------------------
                                                   PERIOD          YEAR      YEAR     PERIOD
                         YEAR ENDED  YEAR ENDED    ENDED          ENDED      ENDED     ENDED
                         6/30/97(G)  6/30/96(G)  6/30/95(D)     2/28/95(E)  2/28/94   2/28/93
                         ----------  ----------  ----------     ----------  -------   -------
Net asset value,
 beginning of period ...  $  21.08    $  15.28     $13.89        $ 14.37    $ 12.72   $12.32
                          --------    --------    -------        -------    -------   ------
Income from investment
 operations:
 Net investment loss ...     (0.12)      (0.12)     (0.02)         (0.04)     (0.05)   (0.01)
 Net realized and
  unrealized gain/(loss)
  on investments .......      3.65        7.16       1.41          (0.42)      1.97     0.41
                          --------    --------    -------        -------    -------   ------
 Total from investment
  operations ...........      3.53        7.04       1.39          (0.46)      1.92     0.40
                          --------    --------    -------        -------    -------   ------
Less distributions:
 Dividends from net
  investment income ....       --          --         --             --         --       --
 Distributions from net
  realized gains .......     (2.99)      (1.24)       --           (0.02)     (0.27)     --
                          --------    --------    -------        -------    -------   ------
 Total distributions ...     (2.99)      (1.24)       --           (0.02)     (0.27)     --
                          --------    --------    -------        -------    -------   ------
Net asset value, end of
 period ................  $  21.62    $  21.08     $15.28        $ 13.89    $ 14.37   $12.72
                          ========    ========    =======        =======    =======   ======
 Total return(b) .......     18.93%      48.28%     10.01%         (3.21)%    15.11%    3.25%
                          ========    ========    =======        =======    =======   ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) ....  $152,766    $111,669    $52,077        $45,080    $32,431   $4,298
 Ratio of operating
  expenses to average
  net assets ...........      1.22%       1.21%      1.21%(c)       1.23%      1.02%    0.95%(c)
 Ratio of net investment
  loss to average net
  assets ...............     (0.62)%     (0.66)%    (0.41)%(c)     (0.40)%    (0.38)%  (0.28)%(c)
 Portfolio turnover rate
  ......................        98%         98%        39%            45%        47%      46%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............      1.22%       1.28%      1.46%(c)       1.48%      1.27%    1.20%(c)
 Average commission rate
  paid(f) ..............  $ 0.0545    $ 0.0551        N/A            N/A        N/A      N/A

--------
(a) The Munder Small Company Growth Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                                            VALUE FUND(A)
                                                        ---------------------
                                                                     PERIOD
                                                        YEAR ENDED   ENDED
                                                        6/30/97(E) 6/30/96(E)
                                                        ---------- ----------
Net asset value, beginning of period ..................  $ 11.57    $ 10.83
                                                         -------    -------
Income from investment operations:
 Net investment income ................................     0.08       0.05
 Net realized and unrealized gain on investments ......     3.64       0.74
                                                         -------    -------
 Total from investment operations .....................     3.72       0.79
                                                         -------    -------
Less distributions:
 Dividends from net investment income .................    (0.09)     (0.05)
 Distributions from net realized gains ................    (1.22)       --
                                                         -------    -------
 Total distributions ..................................    (1.31)     (0.05)
                                                         -------    -------
Net asset value, end of period ........................  $ 13.98    $ 11.57
                                                         =======    =======
 Total return(b) ......................................    34.37%      7.33%
                                                         =======    =======
Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's) .................  $ 7,940    $ 1,018
 Ratio of operating expenses to average net assets ....     1.27%      1.20%(c)
 Ratio of net investment income to average net assets .     0.70%      0.64%(c)
 Portfolio turnover rate ..............................      139%       223%
 Ratio of operating expenses to average net assets
  without waivers and/or expenses reimbursed ..........     1.31%      1.30%(c)
 Average commission rate paid(d) ......................  $0.0508    $0.0602

--------
(a) The Munder Value Fund Class K Shares commenced operations on November 30, 1995.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                    FRAMLINGTON                   FRAMLINGTON
                                     EMERGING     FRAMLINGTON    INTERNATIONAL
                                      MARKETS     HEALTHCARE        GROWTH
                                      FUND(A)       FUND(A)         FUND(A)
                                    -----------   -----------    -------------
                                      PERIOD        PERIOD
                                       ENDED         ENDED       PERIOD ENDED
                                    6/30/97(E)      6/30/97       6/30/97(E)
                                    -----------   -----------    -------------
Net asset value, beginning of
 period ...........................   $ 10.06       $  9.45         $  9.87
                                      -------       -------         -------
Income from investment operations:
 Net investment income/(loss) .....      0.05         (0.02)           0.05
 Net realized and unrealized gain
  on investments ..................      2.84          1.46            1.43
                                      -------       -------         -------
 Total from investment operations .      2.89          1.44            1.48
                                      -------       -------         -------
Less distributions:
 Dividends from net investment
  income ..........................     (0.03)          --              --
 Distributions from net realized
  gains ...........................       --            --              --
                                      -------       -------         -------
 Total distributions ..............     (0.03)          --              --
                                      -------       -------         -------
Net asset value, end of period ....   $ 12.92       $ 10.89         $ 11.35
                                      =======       =======         =======
 Total return(b) ..................     28.69%        15.24%          14.99%
                                      =======       =======         =======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in
  000's) ..........................   $ 4,419       $   119         $ 1,089
 Ratio of operating expenses to
  average net assets ..............      1.79%(c)      1.55%(c)        1.55%(c)
 Ratio of net investment
  income/(loss) to average net
  assets ..........................      1.14%(c)     (0.95)%(c)       1.01%(c)
 Portfolio turnover rate ..........        46%           14%             15%
 Ratio of operating expenses to
  average net assets without
  expenses reimbursed .............      5.43%(c)      7.33%(c)        2.56%(c)
 Average commission rate paid(d) ..   $0.0029       $0.1441         $0.0238

--------
(a) The Munder Framlington Emerging Markets Fund Class K Shares commenced operations on January 10, 1997. The Munder Framlington Healthcare Fund Class K Shares commenced operations on April 1, 1997. The Munder Framlington International Growth Fund Class K Shares commenced operations on January 10, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                               BOND FUND(A)
                         --------------------------------------------------------------
                          YEAR     YEAR      PERIOD          YEAR       YEAR    PERIOD
                          ENDED    ENDED     ENDED           ENDED      ENDED    ENDED
                         6/30/97  6/30/96  6/30/95(E)    2/28/95(D, F) 2/28/94  2/28/93
                         -------  -------  ----------    ------------- -------  -------
Net asset value,
 beginning of period ... $  9.53  $  9.69   $  9.31         $  9.91    $  9.92  $ 9.66
                         -------  -------   -------         -------    -------  ------
Income from investment
 operations:
 Net investment income .    0.61     0.61      0.21            0.62       0.56    0.12
 Net realized and
  unrealized gain/(loss)
  on investments .......    0.01    (0.19)     0.37           (0.64)     (0.01)   0.38
                         -------  -------   -------         -------    -------  ------
 Total from investment
  operations ...........    0.62     0.42      0.58           (0.02)      0.55    0.50
                         -------  -------   -------         -------    -------  ------
Less distributions:
 Dividends from net
  investment income ....   (0.58)   (0.58)    (0.20)          (0.58)     (0.56)  (0.15)
 Distributions from net
  realized gains .......     --       --        --              --         --    (0.09)
                         -------  -------   -------         -------    -------  ------
 Total distributions ...   (0.58)   (0.58)    (0.20)          (0.58)     (0.56)  (0.24)
                         -------  -------   -------         -------    -------  ------
Net asset value, end of
 period ................ $  9.57  $  9.53   $  9.69         $  9.31    $  9.91  $ 9.92
                         =======  =======   =======         =======    =======  ======
 Total return(b) .......    6.72%    4.35%     6.28%           0.44%      5.61%   5.24%
                         =======  =======   =======         =======    =======  ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .... $34,999  $32,211   $36,718         $33,842    $26,458  $3,671
 Ratio of operating
  expenses to average
  net assets ...........    0.96%    0.95%     0.95%(c)        0.92%      0.88%   0.80%(c)
 Ratio of net investment
  income to average net
  assets ...............    6.34%    6.26%     6.47%(c)        6.57%      5.76%   5.32%(c)
 Portfolio turnover rate
  ......................     279%     507%       99%            165%       128%     77%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............    0.96%    1.04%     1.19%(c)        1.16%      1.02%   0.94%(c)

--------
(a) The Munder Bond Fund Class K Shares commenced operations on November 23,
    1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


                                          INTERMEDIATE BOND FUND(A)
                         ----------------------------------------------------------------
                            YEAR      YEAR      PERIOD         YEAR      YEAR     PERIOD
                           ENDED     ENDED      ENDED         ENDED     ENDED     ENDED
                         6/30/97(F) 6/30/96   6/30/95(D)    2/28/95(E) 2/28/94   2/28/93
                         ---------- --------  ----------    ---------- --------  --------
Net asset value,
 beginning of period ...  $   9.31  $   9.51   $   9.27      $   9.91  $  10.47  $  10.26
                          --------  --------   --------      --------  --------  --------
Income from investment
 operations:
 Net investment income .      0.55      0.58       0.22          0.56      0.59      0.17
 Net realized and
  unrealized gain/(loss)
  on investments .......      0.02     (0.20)      0.24         (0.57)    (0.20)     0.25
                          --------  --------   --------      --------  --------  --------
 Total from investment
  operations ...........      0.57      0.38       0.46         (0.01)     0.39      0.42
                          --------  --------   --------      --------  --------  --------
Less distributions:
 Dividends from net
  investment income ....     (0.55)    (0.58)     (0.22)        (0.62)    (0.58)    (0.12)
 Distributions from net
  realized gains .......       --        --         --          (0.01)    (0.37)    (0.19)
                          --------  --------   --------      --------  --------  --------
 Total distributions ...     (0.55)    (0.58)     (0.22)        (0.63)    (0.95)    (0.21)
                          --------  --------   --------      --------  --------  --------
Net asset value, end of
 period ................  $   9.33  $   9.31   $   9.51      $   9.27  $   9.91  $  10.47
                          ========  ========   ========      ========  ========  ========
 Total return(b) .......      6.34%     4.04%      5.04%         0.54%     3.77%     4.15%
                          ========  ========   ========      ========  ========  ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) ....  $325,331  $370,493   $300,596      $285,493  $112,332  $132,273
 Ratio of operating
  expenses to average
  net assets ...........      0.93%     0.94%      0.95%(c)      0.93%     0.84%     0.79%(c)
 Ratio of net investment
  income to average net
  assets ...............      5.91%     6.08%      7.12%(c)      6.71%     5.55%     5.56%(c)
 Portfolio turnover rate
  ......................       325%      494%        84%           80%      155%      104%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............      0.93%     1.02%      1.19%(c)      1.18%     0.98%     0.93%(c)

--------
(a) The Munder Intermediate Bond Fund Class K Shares commenced operations on November 20, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                         INTERNATIONAL
                         BOND FUND(A)       U.S. GOVERNMENT INCOME FUND(A)
                         ------------- ------------------------------------------------
                                         YEAR         YEAR       PERIOD        PERIOD
                         PERIOD ENDED   ENDED         ENDED      ENDED         ENDED
                            6/30/97    6/30/97      6/30/96(F) 6/30/95(D)    2/28/95(E)
                         ------------- --------     ---------  ----------    ----------
Net asset value,
 beginning of period ...     $9.54     $   9.98     $  10.30    $   9.89      $  10.00
                             -----     --------     --------    --------      --------
Income from investment
 operations:
 Net investment income .      0.09         0.65         0.71        0.23          0.47
 Net realized and
  unrealized gain/(loss)
  on investments .......      0.20         0.07        (0.27)       0.41         (0.12)
                             -----     --------     --------    --------      --------
 Total from investment
  operations ...........      0.29         0.72         0.44        0.64          0.35
                             -----     --------     --------    --------      --------
Less distributions:
 Dividends from net
  investment income ....       --         (0.61)       (0.68)      (0.23)        (0.46)
 Distributions from net
  realized gains .......       --         (0.00)(g)    (0.08)        --            --
                             -----     --------     --------    --------      --------
 Total distributions ...       --         (0.61)       (0.76)      (0.23)        (0.46)
                             -----     --------     --------    --------      --------
Net asset value, end of
 period ................     $9.83     $  10.09     $   9.98    $  10.30      $   9.89
                             =====     ========     ========    ========      ========
 Total return(b) .......      3.04%        7.49%        4.32%       6.55%         3.68%
                             =====     ========     ========    ========      ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) ....     $ 103     $197,479     $158,948    $174,674      $165,298
 Ratio of operating
  expenses to average
  net assets ...........      1.14%(c)     0.96%        0.97%       0.97%(c)      0.95%(c)
 Ratio of net investment
  income to average net
  assets ...............      3.61%(c)     6.51%        6.92%       6.96%(c)      7.02%(c)
 Portfolio turnover rate
  ......................        75%         130%         133%         42%          143%
 Ratio of operating
  expenses to average
  net assets without
  waivers and/or
  expenses reimbursed ..      1.18%(c)     0.96%        1.04%       1.21%(c)      1.19%(c)

--------
(a) The Munder International Bond Fund Class K Shares commenced operations on March 25, 1997. The Munder U.S. Government Income Fund Class K Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.


                                  MICHIGAN TRIPLE TAX-FREE BOND FUND(A)
                         --------------------------------------------------------------
                                                                                PERIOD
                         YEAR ENDED    YEAR ENDED   PERIOD ENDED    YEAR ENDED   ENDED
                         6/30/97(D)    6/30/96(D)   6/30/95(D,E)   2/28/95(D,F) 2/28/94
                         ----------    ----------   ------------   ------------ -------
Net asset value,
 beginning of period ...  $  9.34       $  9.34       $  9.24        $  9.73    $ 10.00
                          -------       -------       -------        -------    -------
Income from investment
 operations:
 Net investment income .     0.43          0.48          0.16           0.44       0.05
 Net realized and
  unrealized gain/(loss)
  on investments .......     0.30          0.00(g)       0.10          (0.50)     (0.30)
                          -------       -------       -------        -------    -------
 Total from investment
  operations ...........     0.73          0.48          0.26          (0.06)     (0.25)
                          -------       -------       -------        -------    -------
Less distributions:
 Dividends from net
  investment income ....    (0.43)        (0.48)        (0.16)         (0.43)     (0.02)
 Distributions from net
  realized gains .......    (0.00)(g)       --            --             --         --
                          -------       -------       -------        -------    -------
 Total distributions ...    (0.43)        (0.48)        (0.16)         (0.43)     (0.02)
                          -------       -------       -------        -------    -------
Net asset value, end of
 period ................  $  9.64       $  9.34       $  9.34        $  9.24    $  9.73
                          =======       =======       =======        =======    =======
 Total return(b) .......     8.00%         5.14%         2.84%         (0.16)%    (2.48)%
                          =======       =======       =======        =======    =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) ....  $43,316       $29,476       $25,549        $27,731    $13,464
 Ratio of operating
  expenses to average
  net assets ...........     0.88%         0.51%         0.52%(c)       0.56%      0.46%(c)
 Ratio of net investment
  income to average net
  assets ...............     4.57%         5.01%         5.06%(c)       4.81%      3.48%(c)
 Portfolio turnover rate
  ......................       19%           31%            8%            53%         0%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............     1.02%         1.09%         1.26%(c)       1.30%      1.20%(c)

--------
(a) The Munder Michigan Triple Tax-Free Bond Fund Class K Shares commenced operations on January 3, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Amount represents less than $0.01 per share.


                                         TAX-FREE BOND FUND(A)
                             -----------------------------------------------
                                                                    PERIOD
                             YEAR ENDED YEAR ENDED PERIOD ENDED     ENDED
                             6/30/97(F) 6/30/96(F) 6/30/95(D,F)   2/28/95(E)
                             ---------- ---------- ------------   ----------
Net asset value, beginning
 of period .................  $  10.35   $  10.30    $  10.14      $  10.00
                              --------   --------    --------      --------
Income from investment
 operations:
 Net investment income .....      0.47       0.46        0.15          0.31
 Net realized and unrealized
  gain on investments             0.25       0.07        0.16          0.14
                              --------   --------    --------      --------
 Total from investment
  operations ...............      0.72       0.53        0.31          0.45
                              --------   --------    --------      --------
Less distributions:
 Dividends from net
  investment income ........     (0.47)     (0.47)      (0.15)        (0.31)
 Distributions from net
  realized gains ...........     (0.08)     (0.01)        --            --
                              --------   --------    --------      --------
 Total distributions .......     (0.55)     (0.48)      (0.15)        (0.31)
                              --------   --------    --------      --------
Net asset value, end of
 period ....................  $  10.52   $  10.35    $  10.30      $  10.14
                              ========   ========    ========      ========
 Total return(b) ...........      7.13%      5.12%       3.09%         4.64%
                              ========   ========    ========      ========
Ratios to average net
 assets/supplemental data:
 Net assets, end of period
  (in 000's) ...............  $190,243   $196,645    $232,040      $251,636
 Ratio of operating expenses
  to average net assets ....      0.95%      0.98%       1.02%(c)      0.93%(c)
 Ratio of net investment
  income to average net
  assets ...................      4.52%      4.42%       4.38%(c)      4.69%(c)
 Portfolio turnover rate ...        45%        15%         12%           50%
 Ratio of operating expenses
  to average net assets
  without waivers ..........      0.95%      1.06%       1.26%(c)      1.17%(c)

--------
(a) The Munder Tax-Free Bond Fund Class K Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                      TAX-FREE INTERMEDIATE BOND FUND(A)
                         -----------------------------------------------------------------
                                                 PERIOD                   YEAR     PERIOD
                         YEAR ENDED YEAR ENDED   ENDED       YEAR ENDED  ENDED     ENDED
                         6/30/97(F) 6/30/96(F) 6/30/95(D)    2/28/95(E) 2/28/94   2/28/93
                         ---------- ---------- ----------    ---------- --------  --------
Net asset value,
 beginning of period ...  $  10.34   $  10.37   $  10.17      $  10.44  $  10.69  $  10.47
                          --------   --------   --------      --------  --------  --------
Income from investment
 operations:
 Net investment income .      0.41       0.41       0.14          0.38      0.42      0.23
 Net realized and
  unrealized gain/(loss)
  on investments .......      0.10      (0.03)      0.20         (0.21)    (0.14)     0.24
                          --------   --------   --------      --------  --------  --------
 Total from investment
  operations ...........      0.51       0.38       0.34          0.17      0.28      0.47
                          --------   --------   --------      --------  --------  --------
Less distributions:
 Dividends from net
  investment income ....     (0.41)     (0.41)     (0.14)        (0.42)    (0.42)    (0.23)
 Distributions from net
  realized gains .......     (0.03)       --         --          (0.02)    (0.11)    (0.02)
                          --------   --------   --------      --------  --------  --------
 Total distributions ...     (0.44)     (0.41)     (0.14)        (0.44)    (0.53)    (0.25)
                          --------   --------   --------      --------  --------  --------
Net asset value, end of
 period ................  $  10.41   $  10.34   $  10.37      $  10.17  $  10.44  $  10.69
                          ========   ========   ========      ========  ========  ========
 Total return(b) .......      5.04%      3.69%      3.35%         2.05%     2.62%     5.30%
                          ========   ========   ========      ========  ========  ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) ....  $283,641   $333,768   $333,067      $345,658  $107,335  $113,189
 Ratio of operating
  expenses to average
  net assets ...........      0.93%      0.96%      0.98%(c)      0.95%     0.84%     0.71%(c)
 Ratio of net investment
  income to average net
  assets ...............      3.96%      3.91%      4.01%(c)      4.19%     3.93%     4.36%(c)
 Portfolio turnover rate
  ......................        31%        20%         5%           52%       38%       57%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............      0.93%      1.04%      1.22%(c)      1.19%     0.98%     0.77%(c)

--------
(a) The Munder Tax-Free Intermediate Bond Fund Class K Shares commenced operations on February 9, 1987.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) This information represents results of operations of the St. Clair Tax-Free Intermediate Fund, the predecessor fund of the Munder Tax-Free Intermediate Bond Fund. The assets and liabilities of the St. Clair Tax-Free Intermediate Fund were transferred to the Munder Funds Trust on November 20, 1992. On June 22, 1992, Woodbridge Capital Management replaced Manufacturers Bank, N.A. as investment advisor for the Fund.


                                TAX-FREE INTERMEDIATE BOND FUND(A)
                         -----------------------------------------------------
                           YEAR     YEAR     YEAR     YEAR     YEAR     YEAR
                          ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                         7/31/92   7/31/91  7/31/90  7/31/89  7/31/88  7/31/87
                           (G)       (G)      (G)      (G)      (G)      (G)
                         --------  -------  -------  -------  -------  -------
Net asset value,
 beginning of period ... $  10.04  $  9.91  $  9.93  $ 9.91   $ 9.99   $10.00
                         --------  -------  -------  ------   ------   ------
Income from investment
 operations:
 Net investment income .     0.49     0.55     0.60    0.52     0.51     0.25
 Net realized and
  unrealized gain/(loss)
  on investments .......     0.51     0.26    (0.02)   0.02    (0.08)   (0.01)
                         --------  -------  -------  ------   ------   ------
 Total from investment
  operations ...........     1.00     0.81     0.58    0.54     0.43     0.24
                         --------  -------  -------  ------   ------   ------
Less distributions:
 Dividends from net
  investment income ....    (0.49)   (0.55)   (0.60)  (0.52)   (0.51)   (0.25)
 Distributions from net
  realized gains .......    (0.08)   (0.13)     --      --       --       --
                         --------  -------  -------  ------   ------   ------
 Total distributions ...    (0.57)   (0.68)   (0.60)  (0.52)   (0.51)   (0.25)
                         --------  -------  -------  ------   ------   ------
Net asset value, end of
 period ................ $  10.47  $ 10.04  $  9.91  $ 9.93   $ 9.91   $ 9.99
                         ========  =======  =======  ======   ======   ======
 Total return(b) .......    10.31%    8.15%    6.02%   5.55%    4.43%    1.89%
                         ========  =======  =======  ======   ======   ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .... $110,825  $50,740  $12,282  $1,350   $1,219   $1,888
 Ratio of operating
  expenses to average
  net assets ...........     0.69%    0.61%    0.25%   0.54%    0.60%    0.26%(c)
 Ratio of net investment
  income to average net
  assets ...............     4.83%    5.54%    6.13%   5.22%    5.17%    5.35%(c)
 Portfolio turnover rate
  ......................      200%     327%     119%     37%      28%     105%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............     0.99%    1.05%    1.05%   3.58%    3.09%    1.06%(c)

--------
(a) The Munder Tax-Free Intermediate Bond Fund Class K Shares commenced operations on February 9, 1987.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) This information represents results of operations of the St. Clair Tax-Free Intermediate Fund, the predecessor fund of the Munder Tax-Free Intermediate Bond Fund. The assets and liabilities of the St. Clair Tax-Free Intermediate Fund were transferred to the Munder Funds Trust on November 20, 1992. On June 22, 1992, Woodbridge Capital Management replaced Manufacturers Bank, N.A. as investment advisor for the Fund.


                                                                  SHORT TERM
                                                               TREASURY FUND(A)
                                                               ----------------
                                                                    PERIOD
                                                                    ENDED
                                                                  6/30/97(D)
                                                               ----------------
Net asset value, beginning of period .........................      $ 9.96
                                                                    ------
Income from investment operations:
 Net investment income .......................................        0.12
 Net realized and unrealized gain on investments .............        0.06
                                                                    ------
 Total from investment operations ............................        0.18
                                                                    ------
Less distributions:
 Dividends from net investment income ........................       (0.13)
                                                                    ------
 Total distributions .........................................       (0.13)
                                                                    ------
Net asset value, end of period ...............................      $10.01
                                                                    ======
 Total return(b) .............................................        1.78%
                                                                    ======
Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's) ........................      $1,426
 Ratio of operating expenses to average net assets ...........        0.77%(c)
 Ratio of net investment income to average net assets ........        5.01%(c)
 Portfolio turnover rate .....................................          40%
 Ratio of operating expenses to average net assets without
  expense reimbursements .....................................        0.80%(c)

--------

(a) The Munder Short Term Treasury Fund Class K Shares commenced operations on April 2, 1997.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                          CASH INVESTMENT FUND(A)
                         -----------------------------------------------------------------
                           YEAR      YEAR     PERIOD         YEAR       YEAR      PERIOD
                          ENDED     ENDED      ENDED         ENDED     ENDED      ENDED
                         6/30/97   6/30/96   6/30/95(D)    2/28/95(E) 2/28/94   2/28/93(E)
                         --------  --------  ---------     ---------  --------  ----------
Net asset value,
 beginning of period ... $   1.00  $   1.00  $   1.00      $   1.00   $   1.00   $   1.00
                         --------  --------  --------      --------   --------   --------
Income from investment
 operations:
 Net investment income .    0.048     0.050     0.018         0.040      0.026      0.008
                         --------  --------  --------      --------   --------   --------
 Total from investment
  operations ...........    0.048     0.050     0.018         0.040      0.026      0.008
                         --------  --------  --------      --------   --------   --------
Less distributions:
 Dividends from net
  investment income ....   (0.048)   (0.050)   (0.018)       (0.040)    (0.026)    (0.008)
                         --------  --------  --------      --------   --------   --------
 Total distributions ...   (0.048)   (0.050)   (0.018)       (0.040)    (0.026)    (0.008)
                         --------  --------  --------      --------   --------   --------
Net asset value, end of
 period ................ $   1.00  $   1.00  $   1.00      $   1.00   $   1.00   $   1.00
                         ========  ========  ========      ========   ========   ========
 Total return(b) .......     4.90%     5.10%     1.81%         4.08%      2.68%      0.74%
                         ========  ========  ========      ========   ========   ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .... $599,858  $547,523  $558,628      $559,212   $293,827   $248,382
 Ratio of operating
  expenses to average
  net assets ...........     0.70%     0.68%     0.67%(c)      0.70%      0.56%      0.54%(c)
 Ratio of net investment
  income to average net
  assets ...............     4.81%     4.98%     5.49%(c)      4.12%      2.65%      2.85%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............     0.70%     0.68%     0.69%(c)      0.73%      0.61%      0.59%(c)

--------
(a) The Munder Cash Investment Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


                                       TAX-FREE MONEY MARKET FUND(A)
                         ---------------------------------------------------------------
                           YEAR      YEAR      PERIOD         YEAR      YEAR     PERIOD
                          ENDED     ENDED      ENDED         ENDED     ENDED     ENDED
                         6/30/97   6/30/96   6/30/95(D)    2/28/95(E) 2/28/94   2/28/93
                         --------  --------  ----------    ---------- --------  --------
Net asset value,
 beginning of period ... $   1.00  $   1.00   $   1.00      $   1.00  $   1.00  $   1.00
                         --------  --------   --------      --------  --------  --------
Income from investment
 operations:
 Net investment income .    0.028     0.030      0.011         0.024     0.020     0.006
                         --------  --------   --------      --------  --------  --------
 Total from investment
  operations ...........    0.028     0.030      0.011         0.024     0.020     0.006
                         --------  --------   --------      --------  --------  --------
Less distributions:
 Dividends from net
  investment income ....   (0.028)   (0.030)    (0.011)       (0.024)   (0.020)   (0.006)
                         --------  --------   --------      --------  --------  --------
 Total distributions ...   (0.028)   (0.030)    (0.011)       (0.024)   (0.020)   (0.006)
                         --------  --------   --------      --------  --------  --------
Net asset value, end of
 period ................ $   1.00  $   1.00   $   1.00      $   1.00  $   1.00  $   1.00
                         ========  ========   ========      ========  ========  ========
 Total return(b) .......     2.90%     3.00%      1.12%         2.44%     1.99%     0.61%
                         ========  ========   ========      ========  ========  ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .... $226,782  $192,591   $195,730      $195,926  $211,832  $105,609
 Ratio of operating
  expenses to average
  net assets ...........     0.68%     0.68%      0.69%(c)      0.70%     0.57%     0.55%(c)
 Ratio of net investment
  income to average net
  assets ...............     2.86%     2.99%      3.36%(c)      2.39%     1.96%     2.24%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............     0.68%     0.70%      0.74%(c)      0.75%     0.62%     0.60%(c)

--------
(a) The Munder Tax-Free Money Market Fund Class K Shares commenced operations on November 23, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


                                 U.S. TREASURY MONEY MARKET FUND(A)
                         -----------------------------------------------------------
                          YEAR     YEAR      PERIOD                  YEAR    PERIOD
                          ENDED    ENDED     ENDED       YEAR ENDED  ENDED    ENDED
                         6/30/97  6/30/96  6/30/95(D)    2/28/95(E) 2/28/94  2/28/93
                         -------  -------  ----------    ---------- -------  -------
Net asset value,
 beginning of period ... $  1.00  $  1.00   $  1.00       $  1.00   $  1.00  $  1.00
                         -------  -------   -------       -------   -------  -------
Income from investment
 operations:
 Net investment income .   0.047    0.048     0.017         0.037     0.025    0.007
                         -------  -------   -------       -------   -------  -------
 Total from investment
  operations ...........   0.047    0.048     0.017         0.037     0.025    0.007
                         -------  -------   -------       -------   -------  -------
Less distributions:
 Dividends from net
  investment income ....  (0.047)  (0.048)   (0.017)       (0.037)   (0.025)  (0.007)
                         -------  -------   -------       -------   -------  -------
 Total distributions ...  (0.047)  (0.048)   (0.017)       (0.037)   (0.025)  (0.007)
                         -------  -------   -------       -------   -------  -------
Net asset value, end of
 period ................ $  1.00  $  1.00   $  1.00       $  1.00   $  1.00  $  1.00
                         =======  =======   =======       =======   =======  =======
 Total return(b) .......    4.73%    4.89%     1.76%         3.83%     2.57%    0.74%
                         =======  =======   =======       =======   =======  =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .... $41,877  $62,133   $74,210       $75,197   $72,433  $12,248
 Ratio of operating
  expenses to average
  net assets ...........    0.69%    0.69%     0.70%(c)      0.70%     0.57%    0.53%(c)
 Ratio of net investment
  income to average net
  assets ...............    4.64%    4.74%     5.23%(c)      3.73%     2.56%    2.60%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............    0.69%    0.71%     0.75%(c)      0.75%     0.62%    0.58%(c)

--------
(a) The Munder U.S. Treasury Money Market Fund Class K Shares commenced operations on November 25, 1992.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                 FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

  This Prospectus offers Class K Shares of the 26 funds described below. This section summarizes each Fund's principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks. Capitalized terms are explained in the section entitled "What are the Funds' Investments and Investment Practices?"

                           ACCELERATING GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

  In choosing Equity Securities, the Advisor considers, among other factors:

  . the potential for accelerated earnings growth

  . the maintenance of a substantial competitive advantage

  . a focused management team

  . a stable balance sheet

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                                 BALANCED FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups: Equity Securities, Fixed Income Securities and Cash Equivalents.

  . The Fund normally will invest at least 25% of its assets in Fixed Income
    Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

  The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

  .general market and economic conditions and trends

  .interest rates and inflation rates

  .fiscal and monetary developments

  .long-term corporate earnings growth

  The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

  PORTFOLIO MANAGEMENT. Leonard J. Barr II, James Robinson and Ann J. Conrad jointly manage the Fund's assets. Mr. Barr, Mr. Robinson and Ms. Conrad have managed the Fund since February 1995, June 1995 and its inception in March 1993, respectively. Mr. Barr is a Senior Vice President and Director of Research of the

Advisor. From April 1988 to February 1995, he was Vice President and Director of Research for Old MCM, Inc. ("MCM"), the predecessor to the Advisor. Mr. Robinson is, and has been, a Vice President and Chief Investment Officer-Fixed Income of the Advisor or MCM since 1987. Ms. Conrad is a Vice President and Director of Specialty Products of the Advisor, and held similar titles with Woodbridge Capital Management, Inc. ("Woodbridge"), the Fund's previous investment advisor, since June 1992.

                             GROWTH & INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

  . Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

  . The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.

  . The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

  The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

  The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income have more stable prices than those which pay below average dividends.

  PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since January 1987.

                                INDEX 500 FUND

  GOALS AND PRINCIPAL INVESTMENTS. The goal of the Fund is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks which emphasize large capitalization companies. See Appendix A for more information on the S&P 500. The Fund will normally hold the securities of at least 400 of the stocks in the S&P 500.

  The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that changes in the Fund's price mirror exactly changes in the S&P 500. The timing of purchases and redemptions, changes in securities markets, level of the Fund's assets and other factors affect the Fund's ability to exactly track the S&P 500's performance.

  The Fund is managed through the use of a "quantitative" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Advisor does not use traditional methods of fund investment management, i.e., it does not select stocks on the basis of economic, financial and market analysis. Because the Fund pays brokerage costs and other fees, its return may be lower than that of the S&P 500.

  PORTFOLIO MANAGEMENT. Todd B. Johnson and Kenneth A. Schluchter III jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, has served as the portfolio manager of the Fund since July 1992. Mr. Schluchter, who has managed the Fund since June 1997, was previously a Systems Developer and Data Analyst for Compuware Incorporated (1993-1995) and a Business Analyst for Central Transport Incorporated (1989-1993).

                           INTERNATIONAL EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities, American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). At least once a quarter, the Advisor creates a list of Foreign Securities, ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

  After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

  . Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

  . The Fund will emphasize companies with a market capitalization of at least $100 million.

  PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and McDonald & Co. Securities Inc. (1991-1993).

                             MICRO-CAP EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

  The Advisor will choose companies that:

  . present the ability to grow significantly over the next several years

  . may benefit from changes in technology, regulations and industry sector trends

  . are still in the developmental stage and may have limited product lines

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                              MID-CAP GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the Standard & Poor's Mid-Cap 400 Index

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                           MULTI-SEASON GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This objective is considered "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities of market capitalizations of over $1 billion.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the S&P 500

  PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to April 1993 he held similar positions with MCM. Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

                      REAL ESTATE EQUITY INVESTMENT FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

  Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in the real estate industry including:

  . equity real estate investment trusts ("REITS")

  . brokers, home builders and real estate developers

  . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies)

  . manufacturers and distributors of building supplies

  . mortgage REITS

  . financial institutions which issue or service mortgages

  In addition, the Fund may invest:

  . up to 35% of its assets in companies other than real estate industry companies

  . in Fixed Income Securities including up to 5% of its assets in debt securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient

  . in REITS only if they are traded on a securities exchange or NASDAQ

  PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

                             SMALL-CAP VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                           SMALL COMPANY GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor considers these factors, among others, in choosing companies:

  . above-average growth prospects

  . participation in a fast-growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge (1994-1995) and an investment officer for Manufacturers National Bank Trust Department (1989-1994).

                                  VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

  . The Fund will invest at least 65% of its assets in Equity Securities.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast-growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                       FRAMLINGTON EMERGING MARKETS FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund seeks to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for
Reconstruction and Development.

  A company will be considered to be in an emerging market country if:

  . the company is organized under the laws of, or has a principal office in, an emerging market country,

  . the company's stock is traded primarily in an emerging market country,

  . most of the company's assets are in an emerging market country, or

  . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. William Calvert heads the committee.

                          FRAMLINGTON HEALTHCARE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the United States.

  The Fund will invest in:

  . pharmaceutical producers

  . biotechnology firms

  . medical device and instrument manufacturers

  . distributors of healthcare products

  . healthcare providers and managers

  . other healthcare service companies

  Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

  PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

                     FRAMLINGTON INTERNATIONAL GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

  The Sub-Advisor will choose companies that demonstrate:

  . above-average profitability

  . high quality management

  . the ability to grow significantly in their countries

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

                                   BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio Manager of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

                            INTERMEDIATE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

  . Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between three and eight years.

  PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

                         INTERNATIONAL BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Foreign Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in:

  . foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions

  . debt securities issued or guaranteed by supra-national organizations, such as the World Bank

  . debt securities of banks or bank holding companies

  . corporate debt securities

  . other debt securities, including those convertible into foreign stock.

  PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1996, she was a European Portfolio Manager for Ford Motor Company.

                          U.S. GOVERNMENT INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. government obligations.

  . The Fund's dollar-weighted average maturity generally will be between six and fifteen years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

                      MICHIGAN TRIPLE TAX-FREE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets are invested in Michigan Municipal Obligations.

  . The Fund will invest primarily in Michigan Municipal Obligations which have remaining maturities of between three and 30 years.

  . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-
1993).

                              TAX-FREE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

  . The Fund invests primarily in intermediate-term and long-term Municipal
    Obligations which have remaining maturities of between three and 30 years.

  . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-
1993).

                        TAX-FREE INTERMEDIATE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.

  . The Fund invests in Michigan Municipal Obligations from time to time.

  . The Fund generally buys obligations with remaining maturities of ten years or less.

  . The Fund's dollar-weighted average maturity will generally be between three and eight years, but may be up to ten years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank (1985-
1993).

                           SHORT TERM TREASURY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide investors with an enhanced money market return consistent with capital preservation. Under normal conditions, the Fund invests all of its assets in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund's dollar-weighted average portfolio maturity usually will not exceed two years.

  The Fund seeks to generate a total return which exceeds money market instruments while minimizing the fluctuation of its net asset value. The Fund, however, is not a money market fund and its net asset value may fluctuate.

  PORTFOLIO MANAGEMENT. Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

                             CASH INVESTMENT FUND

  . The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests in a broad range of short-term, high quality, U.S.
    dollar-denominated instruments.

                        TAX-FREE MONEY MARKET FUND

  . The Fund's goal is to provide shareholders with as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests substantially all of its assets in short-term, U.S.
    dollar-denominated Municipal Obligations, the interest on which is exempt from regular Federal income tax.

  . Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Obligations.

                        U.S. TREASURY MONEY MARKET FUND

  . The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

                     WHO MAY WANT TO INVEST IN THE FUNDS?

 Equity Funds

  These Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

 Bond Funds and Tax-Free Funds

  These Funds are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. The Tax-Free Funds may be desirable for investors who seek current income which is primarily tax-exempt. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

 Short Term Treasury Fund and Money Market Funds

  These Funds are designed for investors who desire a high level of income and liquidity and, in the case of the Money Market Funds, stability of principal.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

  Each Equity Fund invests primarily in EQUITY SECURITIES, which include common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets. Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

  Each Fund may invest in CASH EQUIVALENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

  All Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.


  The Equity Funds may purchase ADRS, EDRS and GLOBAL DEPOSITORY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and EDRs and GDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

  The Funds (other than the U.S. Treasury Money Market Fund and Short Term Treasury Fund) may buy shares of registered MONEY MARKET FUNDS. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  Each Fund may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

  Each Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

  All of the Funds, other than the International Bond Fund, the Michigan Triple Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified funds.

  The Tax-Free Funds will acquire long-term instruments only which are rated "A" or better by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P") or, if unrated, are of comparable quality. Such Funds will acquire short-term instruments only which (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii), if unrated, are of comparable quality.

  The Advisor does not intend to invest more than 25% of a Fund's assets in securities whose issuers are in the same state, except that the Advisor may invest more than 25% of the Michigan Triple Tax-Free Bond Fund's and the Tax-Free Intermediate Bond Fund's assets in Michigan Municipal Obligations.

  Each Tax-Free Fund may invest in short-term money market instruments on a temporary basis or for temporary investment purposes. Short-term money market instruments include U.S. government obligations, debt securities of issuers having a rating within the two highest categories of either S&P or Moody's, and certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with at least $1 billion in assets.

  Each Money Market Fund will invest primarily in ELIGIBLE SECURITIES (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk. Each Money Market Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

 Investment Charts

  The following charts summarize the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                                  EQUITY FUNDS



                                 ACCELER-          GROWTH        INTER-  MICRO-
         INVESTMENTS AND          ATING              &    INDEX NATIONAL  CAP
      INVESTMENT PRACTICES        GROWTH  BALANCED INCOME  500   EQUITY  EQUITY
-------------------------------------------------------------------------------
  FOREIGN SECURITIES. Includes      25%      25%     25%   25%     Y       25%
   securities issued by non-
   U.S. companies. Present more
   risks than U.S. securities.
-------------------------------------------------------------------------------
  LOWER-RATED DEBT SECURITIES.      Y        Y       20%    Y      Y       Y
   Fixed income securities
   which are rated below
   investment grade by Standard
   & Poor's Ratings Service,
   Moody's Investors Service
   Inc. or other nationally
   recognized rating agency.
   Considered riskier than
   investment grade securities.
-------------------------------------------------------------------------------
  INVESTMENT-GRADE ASSET BACKED     N        Y       N      N      N       N
   SECURITIES. Includes debt
   securities backed by
   mortgages, installment sales
   contracts and credit card
   receivables.
-------------------------------------------------------------------------------
  STRIPPED SECURITIES. Includes     N        Y       N      N      N       N
   participations in trusts
   that hold U.S. Treasury and
   agency securities which
   represent either the
   interest payments or
   principal payments on the
   securities or combinations
   of both.
-------------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY          Y        Y       Y      Y      Y       Y
   EXCHANGE CONTRACTS.
   Obligations of a Fund to
   purchase or sell a specific
   currency at a future date at
   a set price. May decrease a
   Fund's loss due to a change
   in currency value, but also
   limits gains from currency
   changes.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND         Y        Y       Y      Y      Y       Y
   FORWARD COMMITMENTS.
   Agreement by a Fund to
   purchase securities at a set
   price, with delivery and
   payment in the future. The
   value of securities may
   change between the time the
   price is set and payment.
   Not to be used for
   speculation.
-------------------------------------------------------------------------------
  FUTURES AND OPTIONS ON            Y        Y       Y      Y      Y       Y
   FUTURES.(1) Contracts in
   which a Fund agrees, at
   maturity, to make delivery
   of or receive securities,
   the cash value of an index
   or foreign currency. Used
   for hedging purposes or to
   maintain liquidity.

Key:

Y=investment allowed without restriction

N=investment not allowed

(1)The limitation on margins and premiums for futures is 5% of a Fund's assets

                   REAL
                  ESTATE
   MID-    MULTI- EQUITY  SMALL-  SMALL        FRAMLINGTON              FRAMLINGTON
   CAP     SEASON INVEST-  CAP   COMPANY        EMERGING   FRAMLINGTON INTERNATIONAL
  GROWTH   GROWTH  MENT   VALUE  GROWTH  VALUE   MARKETS   HEALTHCARE     GROWTH
------------------------------------------------------------------------------------
   25%      25%      N     25%     25%    25%       Y           Y            Y
------------------------------------------------------------------------------------
    Y        Y       Y      Y       Y      Y        Y           Y            Y
------------------------------------------------------------------------------------
    N        N       N      N       N      N        N           N            N
------------------------------------------------------------------------------------
    N        N       N      N       N      N        N           N            N
------------------------------------------------------------------------------------
    Y        Y       N      Y       Y      Y        Y           Y            Y
------------------------------------------------------------------------------------
    Y        Y       Y      Y       Y      Y        Y           Y            Y

------------------------------------------------------------------------------------
    Y        Y       Y      Y       Y      Y        Y           Y            Y

                              ACCELER-          GROWTH         INTER-  MICRO-
       INVESTMENTS AND         ATING              &    INDEX  NATIONAL  CAP
     INVESTMENT PRACTICES      GROWTH  BALANCED INCOME  500    EQUITY  EQUITY
-----------------------------------------------------------------------------
  OPTIONS. A Fund may buy        Y        Y       Y      Y       Y       Y
   options giving it the
   right to require a buyer
   to buy a security held by
   the Fund (put options),
   buy options giving it the
   right to require a seller
   to sell securities to the
   Fund (call options), sell
   (write) options giving a
   buyer the right to
   require the Fund to buy
   securities from the buyer
   or write options giving a
   buyer the right to
   require the Fund to sell
   securities to the buyer
   during a set time at a
   set price. Options may
   relate to stock indices,
   individual securities,
   foreign currencies or
   futures contracts. See
   the SAI for more details
   and additional
   limitations.
-----------------------------------------------------------------------------
  REVERSE REPURCHASE             Y        Y       Y      Y       Y       Y
   AGREEMENTS. A Fund sells
   securities and agrees to
   buy them back later at an
   agreed upon time and
   price. A method to borrow
   money for temporary
   purposes.
-----------------------------------------------------------------------------
  ILLIQUID SECURITIES.         15%(2)   15%(2)  15%(2) 15%(2)  15%(2)  15%(2)
   Typically there is no
   ready market for these
   securities, which
   inhibits the ability to
   sell them and to obtain
   their full market value,
   or there are legal
   restrictions on their
   resale by the Fund.
-----------------------------------------------------------------------------
  LENDING SECURITIES. A Fund     25%      25%     25%    25%     25%     25%
   may lend securities to
   financial institutions
   which pay for the use of
   the securities. May
   increase return. Slight
   risk of borrower failing
   financially.

                   REAL
                  ESTATE
   MID-    MULTI- EQUITY  SMALL-  SMALL         FRAMLINGTON              FRAMLINGTON
   CAP     SEASON INVEST-  CAP   COMPANY         EMERGING   FRAMLINGTON INTERNATIONAL
  GROWTH   GROWTH  MENT   VALUE  GROWTH  VALUE    MARKETS   HEALTHCARE     GROWTH
-------------------------------------------------------------------------------------
    Y        Y       Y      Y       Y      Y         Y           Y            Y
-------------------------------------------------------------------------------------
    Y        Y       Y      Y       Y      Y         Y           Y            Y
-------------------------------------------------------------------------------------
  15%(2)   15%(2) 15%(2)  15%(2) 15%(2)  15%(2)   15%(2)      15%(2)       15%(2)
-------------------------------------------------------------------------------------
   25%      25%     25%    25%     25%    25%       25%         25%          25%

--------

Key:

Y= investment allowed without restriction

N= investment not allowed

(1) The limitation on margins and premiums for futures is 5% of a Fund's assets

(2) Based on net assets

                                   BOND FUNDS

                                                                        U.S.
                                                                     GOVERNMENT
           INVESTMENTS AND           BOND INTERMEDIATE INTERNATIONAL   INCOME
        INVESTMENT PRACTICES         FUND  BOND FUND     BOND FUND      FUND
-------------------------------------------------------------------------------
  FOREIGN SECURITIES. Securities     25%      25%            Y          25%
   issued by foreign governments
   and their agencies,
   instrumentalities or political
   subdivisions, supranational
   organizations, and foreign
   corporations. Does not include
   Bank Obligations.
-------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES. Includes   Y        Y             Y           Y
   debt securities backed by
   mortgages, installment sales
   contracts and credit card
   receivables.
-------------------------------------------------------------------------------
  INTEREST RATE AND CURRENCY SWAPS.  Y(1)     Y(1)           Y          Y(1)
   Agreement to exchange payments
   calculated on the basis of
   relative interest or currency
   rates. Derivative instruments
   used solely for hedging.
-------------------------------------------------------------------------------
  INTEREST RATE CAPS AND FLOORS.      N        N             Y           N
   Entitle purchaser to receive
   payments of interest to the
   extent that a specified
   reference rate exceeds or falls
   below a predetermined level.
-------------------------------------------------------------------------------
  STRIPPED SECURITIES. Includes       Y        Y             Y           Y
   participations in trusts that
   hold U.S. Treasury and agency
   securities which represent
   either the interest or principal
   payments on the securities or
   combinations of both.
-------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A    Y        Y             Y           Y
   Fund sells securities and agrees
   to buy them back later at an
   agreed upon time and price. A
   method to borrow money for
   temporary purposes.
-------------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY EXCHANGE   Y        Y             Y           Y
   CONTRACTS. Obligations of a Fund
   to purchase or sell a specific
   currency at a future date at a
   set price. May decrease a Fund's
   loss due to a change in currency
   value, but also limits gains
   from currency changes.
-------------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S. dollar       Y        Y             Y           Y
   denominated bank obligations,
   including certificates of
   deposit, bankers' acceptances,
   bank notes, time deposits issued
   by U.S. or foreign banks or
   savings institutions having
   total assets in excess of $1
   billion.
-------------------------------------------------------------------------------
  SUPRANATIONAL ORGANIZATION          N        N             Y           N
   OBLIGATION. Fixed income
   securities issued or guaranteed
   by supranational organizations
   such as the World Bank.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS.    Y        Y             Y           Y
   Agreements of a Fund to make
   payments to an insurance
   company's general account in
   exchange for a minimum level of
   interest based on an index.

                                                                       U.S.
                                                                    GOVERNMENT
         INVESTMENTS AND           BOND  INTERMEDIATE INTERNATIONAL   INCOME
       INVESTMENT PRACTICES        FUND   BOND FUND     BOND FUND      FUND
------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND         Y         Y             Y           Y
   FORWARD COMMITMENTS.
   Agreement by a Fund to
   purchase securities at a set
   price, with payment and
   delivery in the future. The
   value of the securities may
   change between the time the
   price is set and payment. Not
   to be used for speculation.
------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically  15%(2)    15%(2)       15%(2)       15%(2)
   there is no ready market for
   these securities, which
   limits the ability to sell
   them for full market value,
   or they are restricted as to
   resale.
------------------------------------------------------------------------------
  FUTURES AND OPTIONS ON            Y         Y             Y           Y
   FUTURES.(3) Contracts in
   which a Fund has the right or
   the obligation to make
   delivery of, or receive,
   securities, the cash value of
   an index or foreign currency.
   Used for hedging purposes or
   to maintain liquidity.
------------------------------------------------------------------------------
  OPTIONS. A Fund may buy           Y         Y             Y           Y
   options giving it the right
   to require a buyer to buy a
   security held by the Fund
   (put options), buy options
   giving it the right to
   require a seller to sell
   securities to the Fund (call
   options), sell (write)
   options giving a buyer the
   right to require the Fund to
   buy securities from the buyer
   or write options giving a
   buyer the right to require
   the Fund to sell securities
   to the buyer during a set
   time at a set price. Options
   may relate to stock indices,
   individual securities or
   foreign currencies. See the
   SAI for more details and
   additional limitations.
------------------------------------------------------------------------------
  LENDING SECURITIES. A Fund may   25%       25%           25%       33 1/3%
   lend securities to financial
   institutions which pay for
   the use of securities. May
   increase return. Slight risk
   of borrower declaring
   bankruptcy.

--------
Key:
Y =Investment allowed without restriction
N =Investment not allowed

(1)Interest rate swaps only

(2)Based on net assets

(3)The limitation on margins and premiums for futures is 5% of a Fund's assets

                  TAX-FREE FUNDS AND SHORT TERM TREASURY FUND

                                               MICHIGAN
                                    SHORT TERM  TRIPLE               TAX-FREE
          INVESTMENTS AND            TREASURY  TAX-FREE  TAX-FREE  INTERMEDIATE
        INVESTMENT PRACTICES           FUND    BOND FUND BOND FUND  BOND FUND
-------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS. Payable        N          Y         Y          Y
   from the issuer's general
   revenue, the revenue of a
   specific project, current
   revenues or a reserve fund.
-------------------------------------------------------------------------------
  MICHIGAN MUNICIPAL OBLIGATIONS.       N          Y         Y          Y
   Municipal Obligations issued by
   the State of Michigan and its
   political subdivisions.
-------------------------------------------------------------------------------
  FOREIGN SECURITIES. Obligations       N          10%       10%        10%
   issued by foreign governments
   and their agencies,
   instrumentalities or political
   subdivisions, supranational
   organizations, and foreign
   corporations.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS.      N          N         N          N
   Agreements of a Fund to make
   payments to an insurance
   company's general account in
   exchange for a minimum level of
   interest based on an index.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND             Y          Y         Y          Y
   FORWARD COMMITMENTS. Agreement
   by a Fund to purchase
   securities at a set price, with
   payment and delivery in the
   future. The value of the
   securities may change between
   the time the price is set and
   payment. May not be used for
   speculation.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically        N       15%(1)    15%(1)      15%(1)
   there is no ready market for
   these securities, which limits
   the ability to sell them for
   full market value, or they are
   restricted as to resale.
-------------------------------------------------------------------------------
  LENDING SECURITIES. A Fund may     33 1/3%    33 1/3%   33 1/3%    33 1/3%
   lend securities to financial
   institutions which pay for the
   use of securities. May increase
   return. Slight risk of borrower
   declaring bankruptcy.
-------------------------------------------------------------------------------
  U.S. TREASURY SECURITIES.             Y          Y         Y          Y
   Includes U.S. Treasury bills,
   notes and bonds.
-------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A      Y          N         N          N
   Fund sells securities and
   agrees to buy them back later
   at an agreed upon time and
   price. A method to borrow money
   for temporary purposes.

--------
Key:
Y=Investment allowed without restriction
N=Investment not allowed

(1)Based on net assets

                               MONEY MARKET FUNDS

                                                                         U.S.
                INVESTMENTS AND                   CASH      TAX-FREE   TREASURY
             INVESTMENT PRACTICES              INVESTMENT    MONEY      MONEY
-------------------------------------------------------------------------------
  CORPORATE OBLIGATIONS:
    . Commercial paper (including paper of         Y           N          N
      Canadian companies, Canadian branches
      of U.S. companies, and Europaper)
    . Corporate bonds                              Y           N          N
    . Other short-term obligations                 Y           N          N
    . Variable Master Demand Notes                 Y           N          N
    . Bond Debentures                              Y           N          N
    . Notes                                        Y           N          N
-------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES. Includes debt           Y           N          N
   securities backed by mortgages,
   installment sales contracts and credit
   card receivables.
-------------------------------------------------------------------------------
  U.S. GOVERNMENT OBLIGATIONS:
    . Issued or guaranteed by U.S. Government      Y           N          Y
    . Issued or guaranteed by U.S. Government      Y           N          N
      agencies and instrumentalities
-------------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S. dollar-denominated        Y           N          N
   only; includes CDs, bankers' acceptances,
   bank notes, deposit notes and interest-
   bearing savings and time deposits, issued
   by U.S. or foreign banks or savings
   institutions with total assets greater
   than $1 billion.
-------------------------------------------------------------------------------
  STRIPPED SECURITIES:
    . Participation in trusts that hold U.S.       Y           Y          N
      Treasury and agency securities
    . U.S. Treasury-issued receipts                Y           Y         35%
    . Non-U.S. Treasury receipts                   Y           Y          N
-------------------------------------------------------------------------------
  MUNICIPAL REVENUE OBLIGATIONS. Obligations       N           Y          N
   the interest on which is paid solely from
   the revenues of similar projects.
-------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS. Payable from the          5%     No more than    N
   issuer's general revenue, the revenue of a              25% in any
   specific project, current revenues or a                 one state
   reserve fund.
-------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A Fund sells      Y           N          Y
   securities and agrees to buy them back
   later at an agreed upon time and price. A
   method to borrow money for temporary
   purposes.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS. Agreements      Y           N          N
   of a Fund to make payments to an insurance
   company's general account in exchange for
   a minimum level of interest based on an
   index.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND FORWARD                Y           Y          Y
   COMMITMENTS. Agreement by a Fund to
   purchase securities at a set price, with
   payment and delivery in the future. The
   value of the securities may change between
   the time the price is set and payment. Not
   to be used for speculation.

                                                                        U.S.
                 INVESTMENTS AND                     CASH    TAX-FREE TREASURY
               INVESTMENT PRACTICES               INVESTMENT  MONEY    MONEY
------------------------------------------------------------------------------
  FOREIGN SECURITIES. Debt obligations issued by     25%        N        N
   foreign governments, and their agencies,
   instrumentalities or political subdivisions,
   supranational organizations, and foreign
   corporations or convertible into foreign
   stock. Does not include Bank Obligations.
------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically there is no        10%(1)    10%(1)   10%(1)
   ready market for these securities, which
   limits the ability to sell them for full
   market value, or there are legal restrictions
   on their resale by a Fund.
------------------------------------------------------------------------------
  LENDING SECURITIES. A Fund may lend securities     25%       25%      25%
   to financial institutions which pay for the
   use of securities. May increase return.
   Slight risk of borrower failing financially.

Key:

Y=Investment allowed without restriction

N=Investment not allowed

(1)Based on net assets

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

 All Funds

  Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

  A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Certain Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

  The risks of the various investment techniques the Funds use are described in more detail in the SAI.

 Equity Funds

  Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

 Bond Funds, Tax-Free Funds and Short Term Treasury Fund

  The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

Money Market Funds

  Each Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Funds is not guaranteed.

  Although the Cash Investment Fund and U.S. Treasury Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Cash Investment Fund and U.S. Treasury Money Market Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

  Although the Tax-Free Money Market Fund may invest more than 25% of its nets assets in municipal revenue obligations, the interest on which is paid solely from revenues of similar projects, the Tax-Fee Money Market Fund does not intend to do so on a regular basis. If it does, the Fund will be riskier than a fund which does not concentrate to such an extent on similar projects.

 Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund

  The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

 Framlington Emerging Markets Fund, Framlington International Growth Fund, International Equity Fund and International Bond Fund

  Investing in any of the Funds, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

 Real Estate Equity Investment Fund

  The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

 Framlington Healthcare Fund

  The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

 International Bond Fund, Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

  These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund. The Michigan Triple Tax-Free

Bond Fund invests primarily in Michigan Municipal Obligations. If Michigan issuers suffer serious financial difficulties jeopardizing their ability to pay their obligations, the value of such Fund may decline.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

  There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

  One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of a Fund.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

  Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day.

  The current yield of shares in the Money Market Funds refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of shares of the Tax-Free Funds and the Tax-Free Money Market Fund may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of a particular class. This is done by increasing the yield (calculated as above) by the amount necessary to reflect the payment of Federal and/or state income taxes at a stated rate.

  You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                           PURCHASES OF SHARES

  Customers of banks and other institutions, and the immediate family members of such Customers, that have entered into agreements with us to provide shareholder services for Customers may purchase Class K Shares. Customers may include individuals, trusts, partnerships and corporations. Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class K Shares are sold at the "net asset value next determined" by the Funds without any initial sales charge. Except in certain limited circumstances, each Fund determines its net asset value ("NAV") on each day the New York Stock Exchange is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Money Market Funds also determine their NAVs at 2:45 p.m. (Eastern time). If we receive your purchase order and payment for a Money Market Fund by 2:45 p.m. (Eastern time) on a Business Day, you will receive dividends on that day. NAV is calculated separately for each class of shares of a Fund. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                          HOW CAN I PURCHASE SHARES?

  All share purchases are effected through a Customer's account at an institution and confirmations of share purchases will be sent to the institution involved. Institutions (or their nominees) will normally be the holders of record of Fund shares acting on behalf of their Customers, and will reflect their Customers' beneficial ownership of shares in the account statements provided by them to their Customers.

  You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time.

  You may pay for shares of each Fund, other than the Real Estate Equity Investment Fund, with securities which the Fund is allowed to hold.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by First Data Investor Services Group, Inc. (the "Transfer Agent"). A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets or if the SEC orders the Fund to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its Customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . FREE CHECKWRITING. Free checkwriting is available to holders of Class K
  Shares of the Bond Funds (other than the International Bond Fund), Tax-Free Funds and Money Market Funds who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more and you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. With respect to a Money Market Fund, if we receive a redemption order before noon (Eastern time) on a Business Day, we will normally wire payment on the same Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

  The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

  INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for each Fund (other than the Framlington Funds), provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

  The Advisor is responsible for the overall management of the Framlington Funds. Framlington Overseas Investment Management Limited, the sub-advisor of the Framlington Funds, is responsible for buying and selling securities for the Framlington Funds. It is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

  During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers, if any) as follows:

Accelerating Growth Fund .............0.75%
Balanced Fund ........................0.65%
Growth & Income Fund .................0.75%
Index 500 Fund .......................0.07%
International Equity Fund ............0.75%
Micro-Cap Equity Fund ................1.00%
Mid-Cap Growth Fund ..................0.74%
Multi-Season Growth Fund .............0.75%
Real Estate Equity Investment Fund ...0.74%
Small-Cap Value Fund .................0.75%
Small Company Growth Fund ............0.75%
Value Fund ...........................0.74%
Framlington Emerging Markets Fund ....1.25%

Framlington International Growth Fund
 .....................................1.00%
Framlington Healthcare Fund ..........1.00%
Bond Fund ............................0.50%
Intermediate Bond Fund ...............0.50%
International Bond Fund ..............0.50%
U.S. Government Income Fund ..........0.50%
Michigan Triple Tax-Free Bond Fund ...0.50%
Tax-Free Bond Fund ...................0.50%
Tax-Free Intermediate Bond Fund ......0.50%
Short Term Treasury Fund .............0.25%
Cash Investment Fund .................0.35%
Tax-Free Money Market Fund ...........0.35%
U.S. Treasury Money Market Fund ......0.35%

  The Advisor waived advisory fees during the past fiscal year for the Index 500 Fund and the Multi-Season Growth Fund. The Advisor is entitled to receive an annual fee equal to .20% of the first $250 million of the Index 500 Fund's average daily net assets, .12% of the next $250 million of the Fund's average daily net assets and .07% of the Fund's average daily net assets over $500 million. The Advisor is also entitled to receive an annual fee equal to 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

  The Sub-Advisor is entitled to receive an advisory fee equal to one-half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

  The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

  PERFORMANCE INFORMATION. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially equivalent to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

  The table for each Fund

  . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together

  . assumes that net investment income and dividends have been reinvested

  . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays

  . does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the 1940 Act and the Internal Revenue Code of 1986, as amended) as the corresponding Fund

  . indicates past performance only and does not predict future results


                                                   MUNDER ACCELERATING
                   PERIOD ENDED                        GROWTH FUND
                  JUNE 30, 1997                        (CLASS K)*      S&P 500**
                  -------------                    ------------------- ---------
1 Year ...........................................        4.83%         34.68%
3 Years ..........................................       18.02%         28.83%
5 Years ..........................................       14.69%         19.76%
Inception on January 1, 1990 .....................       12.40%         16.24%

--------
 * Converted from collective trust fund to mutual fund on November 23, 1992. ** S&P 500 performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.


                                               MUNDER SMALL COMPANY
                 PERIOD ENDED                      GROWTH FUND      RUSSELL 2000
                JUNE 30, 1997                       (CLASS K)*        INDEX**
                -------------                  -------------------- ------------
1 Year .......................................        18.93%           16.33%
3 Years ......................................        29.17%           20.07%
5 Years ......................................        21.71%           17.88%
10 Years .....................................        14.77%           11.16%
Inception on December 31, 1982 ...............        15.16%           13.01%

--------
 * Converted from collective trust fund to mutual fund on November 23, 1992. ** Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                           MUNDER INTERNATIONAL FT/S&P ACTUARIES
               PERIOD ENDED                    EQUITY FUND        WORLD INDEX
              JUNE 30, 1997                     (CLASS K)*         EX. U.S.**
              -------------                -------------------- ----------------
1 Year ...................................        18.09%             12.90%
3 Years ..................................        13.09%              9.09%
5 Years ..................................        11.20%             12.90%
Inception on September 30, 1990 ..........        11.41%             11.27%

--------
 * Converted from collective trust fund to mutual fund on November 23, 1992. ** FT/S&P Actuaries World Index ex. U.S. performance shows total return in
   U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Ibbotson Associates, Inc.


                                                             MUNDER
                      PERIOD ENDED                        INDEX 500 FUND S&P 500
                      JUNE 30, 1997                         (CLASS K)*   INDEX**
                      -------------                       -------------- -------
1 Year ..................................................     33.79%     34.68%
3 Years .................................................     28.12%     28.83%
5 Years .................................................     19.16%     19.76%
Inception on January 27, 1988 ...........................     16.64%     17.46%

--------
 * Converted from collective trust fund to mutual fund on December 7, 1992. ** S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                                       LEHMAN
                                                                      BROTHERS
                                                            MUNDER   GOV'T/CORP.
                      PERIOD ENDED                        BOND FUND     BOND
                      JUNE 30, 1997                       (CLASS K)*   INDEX**
                      -------------                       ---------- -----------
1 Year ..................................................   6.72%       7.75%
3 Years .................................................   7.20%       8.34%
5 Years .................................................   5.21%       7.23%
10 Years ................................................   7.52%       8.72%

--------
 * Converted from collective trust fund to mutual fund on November 23, 1992. ** Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                    MUNDER
                                                U.S. GOVERNMENT LEHMAN BROTHERS
                 PERIOD ENDED                     INCOME FUND   GOV'T/CORP. BOND
                 JUNE 30, 1997                    (CLASS K)*        INDEX**
                 -------------                  --------------- ----------------
1 Year ........................................      7.49%           7.75%
3 Years .......................................      7.40%           8.34%
5 Years .......................................      6.07%           7.23%
10 Years ......................................      7.79%           8.72%

--------
*Converted from collective trust fund to mutual fund on July 5, 1994.
**Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
   Source: Lipper Analytical Services, Inc.


                                                       MUNDER    LEHMAN BROTHERS
                                                    INTERMEDIATE  INTERMEDIATE
                   PERIOD ENDED                      BOND FUND     GOV'T/CORP.
                   JUNE 30, 1997                     (CLASS K)*   BOND INDEX**
                   -------------                    ------------ ---------------
1 Year ............................................    6.34%          7.22%
3 Years ...........................................    6.39%          7.51%
5 Years ...........................................    5.34%          6.49%
10 Years ..........................................    7.03%          8.16%
Inception on March 31, 1982 .......................    8.83%         10.31%

--------
*Converted from collective trust fund to mutual fund on November 20, 1992. **Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
   Source: Lipper Analytical Services, Inc.

                                                           MUNDER
                                                          TAX-FREE
                                                          BOND FUND    LEHMAN
                      PERIOD ENDED                         (CLASS   20-YEAR MUNI
                      JUNE 30, 1997                          K)*    BOND INDEX**
                      -------------                       --------- ------------
1 Year ..................................................   7.13%      9.42%
3 Years .................................................   6.70%      8.86%
5 Years .................................................   6.28%      7.86%
10 Years ................................................   6.75%      9.05%

--------
*Converted from common trust fund to mutual fund on July 5, 1994.

**Lehman 20-Year Municipal Bond Index performance shows total return in U.S.
   dollars but does not reflect the deduction of fees, expenses and taxes.

   Source: Lipper Analytical Services, Inc.

INDICES

  The S&P 500 is an unmanaged index of common stock prices, including reinvestment of dividends.

  The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

  The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

  The Lehman Brothers Government/Corporate Bond Index is weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

  The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

  The Lehman Brothers 20-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

PERFORMANCE OF FRAMLINGTON ACCOUNTS MANAGED BY THE SUB-ADVISOR

  The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices?" In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

  The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

  You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

 PERIOD ENDED                                           U.K.    S&P HEALTHCARE
 DECEMBER  31,                                         HEALTH   COMPOSITE INDEX
     1996                                             PORTFOLIO CAPITAL CHANGE
 -------------                                        --------- ---------------
1 Year ..............................................   10.75%       18.48%
3 Years .............................................   96.93%      100.49%
5 Years .............................................   99.43%       45.60%
Inception on April 30, 1987 .........................  411.08%      239.64%

  Performance for the Health trust account is calculated on an offer-bid basis; US Dollar adjusted total return net of all management fees but not reflective of U.K. tax. Source: Micropal.

  S&P Healthcare Composite Index performance shows capital change in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Datastream.

                                                                     MSCI
 PERIOD ENDED                                     CANADIAN     EMERGING MARKETS
 DECEMBER 31,                                 EMERGING MARKETS       FREE
     1996                                         ACCOUNT        TOTAL RETURN
 ------------                                 ---------------- ----------------
1 Year ......................................       5.16%            6.03%
Inception on November 1, 1994 ...............     (3.68)%          (12.37)%

  MSCI Emerging Markets Free Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Datastream.

  The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

INDICES

  The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the USA only.

  The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International and covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of
 .051% of the first $7.5 billion of net assets, plus .045% of the next $2.5 billion of net assets, plus .03% of the next $2.5 billion, plus .02% of net assets over $12.5 billion.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as Sub-Custodian to the Funds. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

  The Funds have adopted a Shareholder Servicing Plan (the "Class K Plan") under which Class K Shares are sold through institutions which enter into shareholder servicing agreements with the Funds. The agreements require the institutions to provide shareholder services to their Customers who from time to time own of record or beneficially Class K Shares in return for payment by a Fund at a rate not exceeding .25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers. Class K Shares bear all fees paid to institutions under the Class K Plan. Payments under the Class K Plan are not tied exclusively to the shareholder expenses actually incurred by the institutions and the payments may exceed service expenses actually incurred.

  The services provided by institutions under the Class K Plan may include processing purchase, exchange and redemption requests from Customers and placing orders with the Transfer Agent; processing dividend and distribution payments from the Funds on behalf of Customers; providing information periodically to Customers showing their positions in Class K Shares; providing sub-accounting with respect to Class K Shares beneficially owned by Customers or the information necessary for sub-accounting; responding to inquires from Customers concerning their investment in Class K Shares; arranging for bank wires; and providing such other similar services as may be reasonably requested.

  For an additional description of the services performed by the Administrator, the Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund pay dividends quarterly. The Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund pay dividends at least annually. The Bond Funds (other than the International Bond Fund), the Tax-Free Funds and the Money Market Funds pay dividends monthly.

  Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

  It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, the excess will be treated by you as gain from a sale or exchange of the shares.

                        HOW WILL DISTRIBUTIONS BE MADE?

  The Funds will pay dividend and capital gains distributions in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

          ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?

  In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for any excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits may be subject to tax law limitations.

  If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

  More information about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact of owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner,
(2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

                                  APPENDIX A

  The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Index 500 Fund or any member of the public regarding the advisability of investing in securities generally or in the Index 500 Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Index 500 Fund. S&P has no obligation to take the needs of the Trust or the owners of the Index 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Index 500 Fund or the timing of the issuance or sale of the Index 500 Fund or in the determination or calculation of the equation by which the Index 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Index 500 Fund.

  S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Index 500 Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

  "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Index 500 Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Index 500 Fund.

PROK97 / FO418 / 10-97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

                                                                  CLASS Y SHARES


                [LOGO OF THE MUNDER FUNDS]

                Investments for all seasons


                                                                      Prospectus


                                                                OCTOBER 29, 1997

                                                         THE MUNDER EQUITY FUNDS

                                                             Accelerating Growth
                                                                        Balanced
                                                                 Growth & Income
                                                            International Equity
                                                                Micro-Cap Equity
                                                                  Mid-Cap Growth
                                                             Multi-Season Growth
                                                   Real Estate Equity Investment
                                                                 Small-Cap Value
                                                            Small Company Growth
                                                                           Value


                                                    THE MUNDER FRAMLINGTON FUNDS

                                                    Framlington Emerging Markets
                                                          Framlington Healthcare
                                                Framlington International Growth


                                                         THE MUNDER INCOME FUNDS
                                                                            Bond
                                                               Intermediate Bond
                                                              International Bond
                                                          U.S. Government Income
                                                   Michigan Triple Tax-Free Bond
                                                                   Tax-Free Bond
                                                      Tax-Free Intermediate Bond
                                                             Short Term Treasury


                                                   THE MUNDER MONEY MARKET FUNDS

                                                                 Cash Investment
                                                                    Money Market
                                                           Tax-Free Money Market
                                                      U.S. Treasury Money Market

				Prospectus begins on next page

PROSPECTUS

CLASS Y SHARES

  The Munder Funds Trust (the "Trust"), The Munder Funds, Inc. (the "Company") and The Munder Framlington Funds Trust ("Framlington") are open-end investment companies. This Prospectus describes the investment portfolios offered by the Trust (the "Trust Funds"), the Company (the "Company Funds") and Framlington ("Framlington Funds") described below (referred to as the "Funds"):

Munder Accelerating Growth Fund           Munder Framlington International
Munder Balanced Fund                       Growth Fund
                                          Munder Bond Fund
Munder Growth & Income Fund               Munder Intermediate Bond Fund
Munder International Equity Fund          Munder International Bond Fund
Munder Micro-Cap Equity Fund              Munder U.S. Government Income Fund
Munder Mid-Cap Growth Fund                Munder Michigan Triple Tax-Free Bond
Munder Multi-Season Growth Fund            Fund *
                                          Munder Tax-Free Bond Fund
Munder Real Estate Equity Investment      Munder Tax-Free Intermediate Bond
 Fund                                      Fund
Munder Small-Cap Value Fund               Munder Short Term Treasury Fund
Munder Small Company Growth Fund          Munder Cash Investment Fund
Munder Value Fund                         Munder Money Market Fund
Munder Framlington Emerging Markets       Munder Tax-Free Money Market Fund
 Fund
Munder Framlington Healthcare Fund        Munder U.S. Treasury Money Market
--------                                   Fund
  *The Michigan Triple Tax-Free Bond Fund is offered only in the State of
     Michigan.

  Munder Capital Management (the "Advisor") serves as the investment advisor of the Funds.

  This Prospectus explains the objectives, policies, risks and fees of each Fund. You should read this Prospectus carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") describing each of the Funds has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus. You can obtain the SAI free of charge by calling the Funds at (800) 438-5789. In addition, the SEC maintains a Web site (http://www.sec.gov) that contains the SAI and other information regarding the Funds.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED OR GUARANTEED. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  ALTHOUGH EACH OF THE CASH INVESTMENT FUND, MONEY MARKET FUND, TAX-FREE MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT EACH FUND CAN DO SO ON A CONTINUING BASIS.

 SECURITIES OFFERED BY THIS PROSPECTUS  HAVE NOT BEEN APPROVED OR DISAPPROVED
  BY  THE  SECURITIES  AND  EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES
   COMMISSION NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION  OR ANY STATE
    SECURITIES COMMISSION  PASSED UPON  THE ACCURACY  OR ADEQUACY  OF THIS
     PROSPECTUS.  ANY  REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL
      OFFENSE.

                   CALL TOLL-FREE FOR SHAREHOLDER SERVICES:
                                (800) 438-5789

             THE DATE OF THIS PROSPECTUS IS OCTOBER 29, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Highlights
  What are the key facts regarding the Funds?..............................   3
Financial Information......................................................   6
Fund Choices
  What Funds are offered?..................................................  29
  Who may want to invest in the Funds?.....................................  39
  What are the Funds' investments and investment practices?................  39
  What are the risks of investing in the Funds?............................  49
Performance
  How is the Funds' performance calculated?................................  51
  Where can I obtain performance data?.....................................  51
Purchases and Exchanges of Shares
  What price do I pay for shares?..........................................  52
  When can I purchase shares?..............................................  52
  What is the minimum required investment?.................................  52
  How can I purchase shares?...............................................  52
  How can I exchange shares?...............................................  53
Redemptions of Shares
  What price do I receive for redeemed shares?.............................  53
  When can I redeem shares?................................................  54
  How can I redeem shares?.................................................  54
  When will I receive redemption amounts?..................................  54
Structure and Management of the Funds
  How are the Funds structured?............................................  54
  Who manages and services the Funds?......................................  54
  What are my rights as a shareholder?.....................................  59
Dividends, Distributions and Taxes
  When will I receive distributions from the Funds?........................  60
  How will distributions be made?..........................................  60
  Are there tax implications of my investments in the Funds?...............  60
Additional Information.....................................................  61

                                FUND HIGHLIGHTS

                  WHAT ARE THE KEY FACTS REGARDING THE FUNDS?

Q:What are the Funds' goals?

A:. The Accelerating Growth Fund, Framlington Emerging Markets Fund,
    Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund, Small Company Growth Fund and Value Fund primarily seek to provide long-term capital appreciation.

 . The Balanced Fund, Growth & Income Fund and Real Estate Equity Investment
   Fund seek to provide capital appreciation and current income.

 . The Bond Fund seeks to provide a high level of current income with capital appreciation as a secondary consideration.

 . The Intermediate Bond Fund seeks to provide a competitive rate of return which exceeds the inflation rate and the return provided by money market instruments.

 . The International Bond Fund seeks to realize a competitive total return through a combination of current income and capital appreciation.

 . The U.S. Government Income Fund seeks to provide high current income.

 . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund seek to provide current interest income exempt from Federal income taxes.

 . The Michigan Triple Tax-Free Bond Fund seeks to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income tax and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

 . The Short Term Treasury Fund seeks to provide an enhanced money market return consistent with the preservation of capital.

 . The Cash Investment Fund and U.S. Treasury Money Market Fund seek as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

 . The Money Market Fund seeks to provide current income consistent with the preservation of capital and liquidity.

 . The Tax-Free Money Market Fund seeks to provide as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

Q:What are the Funds' strategies?

A:

 BALANCED FUND

 . This Fund allocates its assets primarily among three types of assets--
   Equity Securities, Fixed Income Securities and Cash Equivalents. "Equity Securities" include common stocks, preferred stocks, warrants and other securities convertible into common stock. "Fixed Income Securities" are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rates. "Cash Equivalents" are instruments which are highly liquid and virtually free of investment risk.

  ACCELERATING GROWTH FUND, FRAMLINGTON EMERGING MARKETS FUND, FRAMLINGTON HEALTHCARE FUND, FRAMLINGTON INTERNATIONAL GROWTH FUND, GROWTH & INCOME FUND, INTERNATIONAL EQUITY FUND, MICRO-CAP EQUITY FUND, MID-CAP GROWTH FUND, MULTI-SEASON GROWTH FUND, REAL ESTATE EQUITY INVESTMENT FUND, SMALL-CAP VALUE FUND, SMALL COMPANY GROWTH FUND AND VALUE FUND (THE "EQUITY FUNDS")

 . These Funds invest primarily in equity securities.

 Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund (the "Bond Funds")

  . These Funds, other than the U.S. Government Income Fund, invest primarily in Fixed Income Securities.

  . The U.S. Government Income Fund invests primarily in obligations of the U.S. government and its agencies and instrumentalities.

 Short Term Treasury Fund

  . The Short Term Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements relating to U.S. Treasury securities.

 Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

  . The Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund invest primarily in Municipal Obligations. "Municipal Obligations" are obligations of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies, instrumentalities and authorities, the interest on which is exempt from regular Federal income tax.

  . The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan
    Municipal Obligations. "Michigan Municipal Obligations" are municipal obligations issued by the State of Michigan and its political subdivisions, the interest on which is exempt from Federal income taxes, Michigan state income tax and Michigan intangibles tax.

 Cash Investment Fund, Money Market Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund (the "Money Market Funds")

  . The Funds invest solely in dollar-denominated debt securities with remaining maturities of 13 months or less and maintain an average dollar-weighted portfolio maturity of 90 days or less.

  Each Fund implements a different investment strategy which is described in this Prospectus.

Q: What are the Funds' risks?

A: The following table summarizes the primary risks of investing in the Funds:

                 FUND                                    RISK
-------------------------------------------------------------------------------
  Equity Funds and Balanced Fund      Potential loss of investment due to
                                       changes in the stock market in general,
                                       changes in the stock prices of
                                       particular companies and perceptions
                                       about particular industries.
-------------------------------------------------------------------------------
  Bond Funds, Tax-Free Funds and      Potential loss of investment due to
  Short-Term Treasury Fund             changes in the bond market in general,
                                       in the prices of debt securities of
                                       particular companies and in interest
                                       rates.
-------------------------------------------------------------------------------
  Money Market Funds                  Potential failure to maintain a $1.00 net
                                       asset value.
-------------------------------------------------------------------------------
  International Equity Fund,          Because of large investments in foreign
  Framlington International Growth     securities, the Funds are riskier than
  Fund,                                domestic funds due to factors such as
  Framlington Emerging Markets Fund    freezes on convertibility of currency,
  and                                  changes in exchange rates, political
  International Bond Fund              instability and differences in
                                       accounting and reporting standards.
-------------------------------------------------------------------------------
  Micro-Cap Equity Fund,              Because of large investments in mid-
  Small-Cap Value Fund,                capitalization, small-capitalization
  Mid-Cap Growth Fund and              and/or emerging growth companies, the
  Small Company Growth Fund            Funds are riskier than large-
                                       capitalization funds since such
                                       companies typically have greater
                                       earnings fluctuations, and greater
                                       reliance on a few key customers than
                                       larger companies.
-------------------------------------------------------------------------------
  Real Estate Equity Investment Fund  These Funds concentrate their investments
  and Framlington Healthcare Fund      in single industries and could
                                       experience larger price fluctuations
                                       than funds invested in a broader range
                                       of industries.
-------------------------------------------------------------------------------
  International Bond Fund,            These "non-diversified" Funds concentrate
  Michigan Triple Tax-Free             their investments in fewer issuers than
  Bond Fund and Tax-Free               diversified funds, and could experience
  Intermediate Bond Fund               larger price fluctuations than
                                       diversified funds.


Q: What are the options for investment in the Funds?

A: Each Equity, Bond and Tax-Free Fund and the Short Term Treasury Fund offers five different investment options, or classes: Class A, B, C, K and Y. The Money Market Fund offers Class A, B, C and Y Shares and Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer Class A, K and Y Shares. Class A, B, C and K Shares are offered in other prospectuses.

Q: How do I buy and sell shares of the Funds?

A: Funds Distributor Inc. (the "Distributor") sells shares of the Funds. You may purchase shares from the Distributor through broker-dealers or other financial institutions or from the Funds' transfer agent, First Data Investor Services Group, Inc. (the "Transfer Agent"), by mailing an Account Application Form with a check to the Transfer Agent. Fiduciary and discretionary accounts of institutions and institutional investors must invest at least $500,000 for all Funds except Real Estate Equity Investment Fund which requires an initial investment of $250,000. Other types of investors are not subject to any required minimum investment.

  Shares may be redeemed (sold back to the Fund) through your bank or financial institution or, in some cases, through the free checkwriting privilege.

  You may also acquire the Funds' shares by exchanging shares of the same class of other funds of the Trust, the Company and Framlington, and exchange Fund shares for shares of the same class of other funds of the Trust, the Company and Framlington.

Q:What shareholder privileges do the Funds offer?

A:. Automatic Investment Plan

 . Automatic Withdrawal Plan

 . Reinvestment Privilege

 . Free Checkwriting (certain Funds only--See "Redemption of Shares")

Q:When and how are distributions made?

A: Dividend distributions are made from the dividends and interest earned on investments. Dividends paid at least quarterly (if income is available):
Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund.

  Dividends paid at least annually: Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund.

  Dividends paid monthly: Real Estate Equity Investment Fund, Bond Fund, Intermediate Bond Fund, U.S. Government Income Fund, Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, Short Term Treasury Fund, Cash Investment Fund, Money Market Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund.

  The Funds distribute capital gains at least annually. Unless you elect to receive distributions in cash, we will use all dividends and capital gain distributions of a Fund to purchase additional shares of that Fund.

Q: Who manages the Funds' assets?

A: Munder Capital Management is the Funds' investment advisor. The Advisor is responsible for all purchases and sales of the securities held by the Funds other than the Framlington Funds. The Advisor provides overall investment management services for the Framlington Funds. Framlington Overseas Investment Management Limited (the "Sub-Advisor") is responsible for all purchases and sales of securities held by the Framlington Funds.

                             FINANCIAL INFORMATION

                   SHAREHOLDER TRANSACTION EXPENSES(1)

  The purpose of this table is to assist you in understanding the expenses a shareholder in the Funds will bear directly.

Maximum Sales Charge on Purchase (as a % of Offering Price) ............... None
Sales Charge Imposed on Reinvested Dividends .............................. None
Maximum Deferred Sales Charge ............................................. None
Redemption Fees(2) ........................................................ None
Exchange Fees ............................................................. None

--------
Notes:
(1) Does not include fees which institutions may charge for services they provide to you.
(2) The Funds' transfer agent may charge a fee of $7.50 for wire redemptions under $5,000.

                            FUND OPERATING EXPENSES

  The purpose of this table is to assist you in understanding the expenses charged directly to each Fund, which investors in the Funds will bear indirectly for the current fiscal year. Such expenses include payments to Trustees, Directors, auditors, legal counsel and service providers (such as the Advisor), registration fees, and distribution fees. The fees shown below are based on the fees for the Funds' past fiscal year except (i) the fees for the Mid-Cap Growth Fund, Real Estate Equity Investment Fund and Value Fund have been restated to reflect the discontinuation of voluntary expense reimbursements effective as of the date of this Prospectus; (ii) the fees for the Multi-Season Growth Fund reflect an anticipated voluntary advisory fee waiver for the current fiscal year and (iii) the fees for the Framlington Funds and the Micro-Cap Equity, Small-Cap Value, Short Term Treasury and International Bond Funds are based on estimated operating expenses for the current fiscal year and reflect anticipated voluntary expense reimbursements for the Micro-Cap Equity Fund and Framlington Healthcare Fund.


ANNUAL FUND OPERATING
EXPENSES
(AS A % OF AVERAGE NET   ACCELERATING BALANCED  GROWTH &   INTERNATIONAL  MICRO-CAP
ASSETS)                  GROWTH FUND    FUND   INCOME FUND  EQUITY FUND  EQUITY FUND
----------------------   ------------ -------- ----------- ------------- -----------
Advisory Fees ..........     .75%       .65%      .75%          .75%        1.00%
Other Expenses+ ........     .20%       .32%      .20%          .26%         .25%++
                             ----       ----      ----         -----        -----
Total Fund Operating
 Expenses+ .............     .95%       .97%      .95%         1.01%        1.25%++
                             ====       ====      ====         =====        =====


ANNUAL FUND OPERATING
EXPENSES                                                                           SMALL
(AS A % OF AVERAGE NET     MID-CAP   MULTI-SEASON REAL ESTATE EQUITY SMALL-CAP    COMPANY
ASSETS)                  GROWTH FUND GROWTH FUND   INVESTMENT FUND   VALUE FUND GROWTH FUND
----------------------   ----------- ------------ ------------------ ---------- -----------
Advisory Fees ..........    .74%         .75%*           .74%           .75%       .75%
Other Expenses .........    .25%         .25%            .11%           .38%       .22%
                            ----        -----            ----          -----       ----
Total Fund Operating
 Expenses ..............    .99%        1.00%*           .85%          1.13%       .97%
                            ====        =====            ====          =====       ====

ANNUAL FUND OPERATING
EXPENSES                            FRAMLINGTON  FRAMLINGTON  FRAMLINGTON
(AS A % OF AVERAGE NET        VALUE   EMERGING   HEALTHCARE  INTERNATIONAL BOND
ASSETS)                       FUND  MARKETS FUND    FUND      GROWTH FUND  FUND
----------------------        ----- ------------ ----------- ------------- ----
Advisory Fees ...............  .74%    1.25%        1.00%        1.00%     .50%
Other Expenses+ .............  .28%     .29%         .30%++       .30%     .21%
                              -----    -----        -----        -----     ----
Total Fund Operating
 Expenses+ .................. 1.02%    1.54%        1.30%++      1.30%     .71%
                              =====    =====        =====        =====     ====

                                              INTER-     U.S.    MICHIGAN
                                             NATIONAL GOVERNMENT  TRIPLE   TAX-FREE
ANNUAL FUND OPERATING EXPENSES  INTERMEDIATE   BOND     INCOME   TAX-FREE    BOND
(AS A % OF AVERAGE NET ASSETS)   BOND FUND     FUND      FUND    BOND FUND   FUND
------------------------------  ------------ -------- ---------- --------- --------
Advisory Fees ............          .50%       .50%      .50%      .50%      .50%
Other Expenses ...........          .18%       .35%      .21%      .13%      .20%
                                    ----       ----      ----      ----      ----
Total Fund Operating
 Expenses ................          .68%       .85%      .71%      .63%      .70%
                                    ====       ====      ====      ====      ====

                                                                                   U.S.
                                              SHORT                     TAX-FREE TREASURY
                                  TAX-FREE     TERM      CASH    MONEY   MONEY    MONEY
ANNUAL FUND OPERATING EXPENSES  INTERMEDIATE TREASURY INVESTMENT MARKET  MARKET   MARKET
(AS A % OF AVERAGE NET ASSETS)   BOND FUND     FUND      FUND     FUND    FUND     FUND
------------------------------  ------------ -------- ---------- ------ -------- --------
Advisory Fees ..........            .50%       .25%      .35%     .40%    .35%     .35%
Other Expenses .........            .18%       .27%      .20%     .24%    .18%     .19%
                                    ----       ----      ----     ----    ----     ----
Total Fund Operating
 Expenses ..............            .68%       .52%      .55%     .64%    .53%     .54%
                                    ====       ====      ====     ====    ====     ====

--------

*The Advisor expects to voluntarily waive a portion of its advisory fees for the current fiscal year. Without waiver, the ratio of advisory fees to average net assets would be 1.00% and total fund operating expenses would be at 1.25%.
+After expense reimbursements, if any.

++The Advisor expects to voluntarily reimburse the Funds for certain operating expenses. In the absence of such expense reimbursements, it is estimated that total fund operating expenses would be 1.51% for the Framlington Healthcare Fund and 1.35% for the Micro-Cap Equity Fund.

                                    EXAMPLE

  This example shows the amount of expenses you would pay (directly or indirectly) on a $1,000 investment in the Funds assuming (1) a 5% annual return and (2) redemption at the end of the time periods. THIS EXAMPLE IS NOT A REPRESENTATION OF PAST OR FUTURE PERFORMANCE OR OPERATING EXPENSES; ACTUAL PERFORMANCE OR OPERATING EXPENSES MAY BE LARGER OR SMALLER THAN THOSE SHOWN.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Accelerating Growth Fund .......................  $10     $30     $53     $117
Balanced Fund ..................................  $10     $31     $54     $119
Growth & Income Fund ...........................  $10     $30     $53     $117
International Equity Fund ......................  $10     $32     $56     $124
Micro-Cap Equity Fund ..........................  $13     $40     $69     $151
Mid-Cap Growth Fund ............................  $10     $32     $55     $121
Multi-Season Growth Fund .......................  $10     $32     $55     $122
Real Estate Equity Investment Fund .............  $11     $35     $61     $134
Small-Cap Value Fund ...........................  $12     $36     $62     $137
Small Company Growth Fund ......................  $10     $31     $54     $119
Value Fund .....................................  $10     $32     $56     $125
Framlington Emerging Markets Fund ..............  $16     $49     $84     $183
Framlington Healthcare Fund ....................  $13     $41     $71     $157
Framlington International Growth Fund ..........  $13     $41     $71     $157
Bond Fund ......................................  $ 7     $23     $40     $ 88
Intermediate Bond Fund .........................  $ 7     $22     $38     $ 85
International Bond Fund ........................  $ 9     $27     $47     $105
U.S. Government Income Fund ....................  $ 7     $23     $40     $ 88
Michigan Triple Tax-Free Bond Fund .............  $ 6     $20     $35     $ 79
Tax-Free Bond Fund .............................  $ 7     $22     $39     $ 87
Tax-Free Intermediate Bond Fund ................  $ 7     $22     $39     $ 85
Short Term Treasury Fund .......................  $ 5     $17     $29     $ 65
Cash Investment Fund ...........................  $ 6     $18     $31     $ 69
Money Market Fund ..............................  $ 7     $20     $36     $ 80
Tax-Free Money Market Fund .....................  $ 5     $17     $30     $ 66
U.S. Treasury Money Market Fund ................  $ 6     $17     $30     $ 68

                             FINANCIAL HIGHLIGHTS

  The following financial highlights were audited by Ernst & Young LLP, independent auditors, except that, for periods ended prior to June 30, 1995 for the Multi-Season Growth Fund and Money Market Fund, such financial highlights were audited by another independent auditor. This information should be read in conjunction with the Funds' most recent Annual Reports, which are incorporated by reference into the SAI. You may obtain the Annual Reports without charge by calling (800) 438-5789.


                                              ACCELERATING GROWTH FUND(A)
                          -------------------------------------------------------------------------------
                                        YEAR       PERIOD                      YEAR      YEAR     PERIOD
                          YEAR ENDED   ENDED       ENDED       YEAR ENDED     ENDED     ENDED     ENDED
                          6/30/97(I)  6/30/96    6/30/95(D)    2/28/95(E)    2/28/94   2/28/93   2/29/92
                          ----------  --------   ----------    ----------    --------  --------  --------
Net asset value,
 beginning of period ....  $  15.47   $  14.88    $  12.77        $13.99     $  12.08  $  11.10  $  10.00
                           --------   --------    --------      --------     --------  --------  --------
Income from investment
 operations:
 Net investment income ..     (0.01)     (0.02)       0.00(f)       0.00(f)      0.02      0.06      0.03
 Net realized and
  unrealized gain on
  investments ...........      0.63       2.94        2.11         (0.88)        2.16      1.26      1.08
                           --------   --------    --------      --------     --------  --------  --------
 Total from investment
  operations ............      0.62       2.92        2.11         (0.88)        2.18      1.32      1.11
                           --------   --------    --------      --------     --------  --------  --------
Less distributions:
 Dividends from net
  investment income .....       --         --          --            --         (0.02)    (0.06)    (0.01)
 Distributions from net
  realized gains ........     (1.38)     (2.33)        --          (0.34)       (0.25)    (0.28)      --
                           --------   --------    --------      --------     --------  --------  --------
 Total distributions ....     (1.38)     (2.33)        --          (0.34)       (0.27)    (0.34)    (0.01)
                           --------   --------    --------      --------     --------  --------  --------
Net asset value, end of
 period .................  $  14.71   $  15.47    $  14.88        $12.77     $  13.99  $  12.08  $  11.10
                           ========   ========    ========      ========     ========  ========  ========
 Total return(b) ........      5.07%     22.31%      16.52%        (6.22)%      18.08%    12.07%    11.13%
                           ========   ========    ========      ========     ========  ========  ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .....  $154,038   $188,390    $193,701      $177,584     $240,680  $172,217  $151,336
 Ratio of operating
  expenses to average net
  assets ................      0.95%      0.95%       0.95%(c)      0.93%        0.95%     0.96%     0.20%(c)
 Ratio of net investment
  income/loss to average
  net assets ............     (0.07)%    (0.17)%      0.04%(c)      0.00%(h)     0.13%     0.40%     1.28%(c)
 Portfolio turnover rate
  .......................        88%       112%         31%           90%          34%       56%       73%
 Ratio of operating
  expenses to average net
  assets without waivers
  .......................      0.95%      1.02%       1.19%(c)      1.16%        1.20%     1.21%     1.20%(c)
 Average commission
  rate(g) ...............  $ 0.0588   $ 0.0548         N/A           N/A          N/A       N/A       N/A

--------
(a) The Munder Accelerating Growth Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Amount rounds to less than 0.01%.
(i) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                          BALANCED FUND (A)
                         -------------------------------------------------------
                            YEAR       YEAR      PERIOD         YEAR     PERIOD
                           ENDED      ENDED      ENDED         ENDED      ENDED
                         6/30/97(G) 6/30/96(G) 6/30/95(D)    2/28/95(E)  2/28/94
                         ---------- ---------- ----------    ----------  -------
Net asset value,
 beginning of period ...  $ 12.35    $ 10.77    $  9.95       $ 10.36    $ 10.00
                          -------    -------    -------       -------    -------
Income from investment
 operations:
 Net investment income .     0.31       0.30       0.10          0.21       0.16
 Net realized and
  unrealized gain/(loss)
  on investments .......     1.31       1.55       0.85         (0.42)      0.32
                          -------    -------    -------       -------    -------
 Total from investment
  operations ...........     1.62       1.85       0.95         (0.21)      0.48
                          -------    -------    -------       -------    -------
Less distributions:
 Dividends from net
  investment income ....    (0.30)     (0.27)     (0.13)        (0.20)     (0.12)
 Distributions from net
  realized gains .......    (0.66)       --         --            --         --
                          -------    -------    -------       -------    -------
 Total distributions ...    (0.96)     (0.27)     (0.13)        (0.20)     (0.12)
                          -------    -------    -------       -------    -------
Net asset value, end of
 period ................  $ 13.01    $ 12.35    $ 10.77       $  9.95    $ 10.36
                          =======    =======    =======       =======    =======
 Total return(b) .......    13.91%     17.35%      9.57%        (1.91)%     4.81%
                          =======    =======    =======       =======    =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) ....  $70,314    $57,637    $48,844       $45,610    $43,997
 Ratio of operating
  expenses to average
  net assets ...........     0.97%      0.90%      0.91%(c)      0.97%      0.95%(c)
 Ratio of net investment
  income to average net
  assets ...............     2.55%      2.54%      2.76%(c)      2.14%      1.78%(c)
 Portfolio turnover rate
  ......................      125%       197%        52%          116%        50%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............     0.97%      1.01%      1.26%(c)      1.32%      1.20%(c)
 Average commission
  rate(f) ..............  $0.0607    $0.0586        N/A           N/A        N/A

--------
(a) The Munder Balanced Fund Class Y Shares commenced operations on April 13, 1993.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Average commission rate paid per share of securities purchased and sold by the Fund.
(g) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                         GROWTH & INCOME FUND (A)
                                ---------------------------------------------
                                   YEAR       YEAR      PERIOD       PERIOD
                                  ENDED      ENDED      ENDED        ENDED
                                6/30/97(H) 6/30/96(H) 6/30/95(D)   2/28/95(E)
                                ---------- ---------- ----------   ----------
Net asset value, beginning of
 period .......................  $ 13.05    $ 11.14     $10.43       $10.00
                                 -------    -------     ------       ------
Income from investment
 operations:
 Net investment income ........     0.35       0.35       0.11         0.25
 Net realized and unrealized
  gain on investments .........     3.14       1.98       0.79         0.34
                                 -------    -------     ------       ------
 Total from investment
  operations ..................     3.49       2.33       0.90         0.59
                                 -------    -------     ------       ------
Less distributions:
 Dividends from net investment
  income ......................    (0.35)     (0.33)     (0.19)       (0.16)
 Distributions from net
  realized gains ..............    (0.96)     (0.09)       --         (0.00)(f)
                                 -------    -------     ------       ------
 Total distributions ..........    (1.31)     (0.42)     (0.19)       (0.16)
                                 -------    -------     ------       ------
Net asset value, end of period
 ..............................  $ 15.23    $ 13.05     $11.14       $10.43
                                 =======    =======     ======       ======
 Total return(b) ..............    28.43%     21.26%      8.69%        6.02%
                                 =======    =======     ======       ======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in
  000's) ......................  $29,674    $20,464     $7,860       $4,142
 Ratio of operating expenses to
  average net assets ..........     0.95%      0.96%      0.84%(c)     0.28%(c)
 Ratio of net investment income
  to average net assets .......     2.53%      2.81%      3.58%(c)     4.97%(c)
 Portfolio turnover rate ......       62%        37%        13%          12%
 Ratio of operating expenses to
  average net assets without
  waivers .....................     0.95%      1.03%      1.26%(c)     1.28%(c)
 Average commission rate(g) ...  $0.0562    $0.0591        N/A          N/A

--------
(a) The Munder Growth & Income Fund Class Y Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Amount represents less than $0.01 per share.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                             INTERNATIONAL EQUITY FUND(A)
                         --------------------------------------------------------------------------
                            YEAR       YEAR      PERIOD          YEAR      YEAR     YEAR    PERIOD
                           ENDED      ENDED      ENDED          ENDED      ENDED    ENDED    ENDED
                         6/30/97(F) 6/30/96(F) 6/30/95(D)    2/28/95(E,F) 2/28/94  2/28/93  2/29/92
                         ---------- ---------- ----------    ------------ -------  -------  -------
Net asset value,
 beginning of period ...  $  15.15   $ 13.45    $ 12.30        $ 13.68    $ 10.64  $ 10.76  $ 10.00
                          --------   -------    -------        -------    -------  -------  -------
Income from investment
 operations:
 Net investment income .      0.18      0.19       0.12           0.20       0.19     0.11     0.11
 Net realized and
  unrealized gain/(loss)
  on investments .......      2.32      1.64       1.03          (1.47)      2.85    (0.10)    0.67
                          --------   -------    -------        -------    -------  -------  -------
 Total from investment
  operations ...........      2.50      1.83       1.15          (1.27)      3.04     0.01     0.78
                          --------   -------    -------        -------    -------  -------  -------
Less distributions:
 Dividends from net
  investment income ....     (0.26)    (0.13)       --           (0.05)       --     (0.11)   (0.02)
 Distributions from net
  realized gains........     (1.59)      --         --             --         --     (0.02)     --
 Distributions from
  capital...............       --        --         --           (0.06)       --       --       --
                          --------   -------    -------        -------    -------  -------  -------
 Total distributions....     (1.85)    (0.13)       --           (0.11)       --     (0.13)   (0.02)
                          --------   -------    -------        -------    -------  -------  -------
Net asset value, end of
 period.................  $  15.80   $ 15.15    $ 13.45        $ 12.30    $ 13.68  $ 10.64  $ 10.76
                          ========   =======    =======        =======    =======  =======  =======
 Total return (b).......     18.35%    13.63%      9.35%         (9.33)%    28.57%    0.09%    7.76%
                          ========   =======    =======        =======    =======  =======  =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....  $107,831   $89,435    $75,000        $68,263    $68,954  $42,740  $33.357
 Ratio of operating
  expenses to average
  net assets............      1.01%     1.01%      0.96%(c)       0.93%      1.03%    1.02%    0.25%(c)
 Ratio of net investment
  loss to average net
  assets................      1.23%     1.32%      2.82%(c)       1.56%      1.65%    1.25%    4.16%(c)
 Portfolio turnover
  rate..................        46%       75%        14%            20%        15%       1%       0%
 Ratio of operating
  expenses to average
  net assets without
  waivers...............      1.01%     1.08%      1.21%(c)       1.18%      1.28%    1.34%    1.33%(c)
 Average commission rate
  (h)...................  $ 0.0065   $0.0288        N/A            N/A        N/A      N/A      N/A

--------
(a) The Munder International Equity Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Amount represents less than $0.01 per share.
(h) Average commission rate paid per share of securities purchased and sold by the Fund.


                                        MICRO-CAP
                                      EQUITY FUND(A)   MID-CAP GROWTH FUND(A)
                                      --------------   ------------------------
                                       PERIOD ENDED    YEAR ENDED  PERIOD ENDED
                                        6/30/97(E)     6/30/97(E)   6/30/96(E)
                                      --------------   ----------  ------------
Net asset value, beginning of period
 ....................................    $ 10.00        $ 11.58      $ 10.00
                                         -------        -------      -------
Income from investment operations:
 Net investment loss ................      (0.03)         (0.04)       (0.03)
 Net realized and unrealized gain on
  investments .......................       2.86           0.17         1.61
                                         -------        -------      -------
 Total from investment operations ...       2.83           0.13         1.58
                                         -------        -------      -------
Less distributions:
 Dividends from net investment income
  ...................................        --             --           --
 Total distributions ................        --           (1.20)         --
                                         -------        -------      -------
Net asset value, end of period ......    $ 12.83        $ 10.51      $ 11.58
                                         =======        =======      =======
 Total return(b) ....................      28.30%          1.07%       15.80%
                                         =======        =======      =======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in 000's)
  ...................................    $ 2,279        $23,472      $21,449
 Ratio of operating expenses to
  average net assets ................       1.25%(c)       0.99%        0.95%(c)
 Ratio of net investment loss to
  average net assets ................      (0.63)%(c)     (0.36)%      (0.28)%(c)
 Portfolio turnover rate ............         68%           162%         247%
 Ratio of operating expenses to
  average net assets without waivers
  ...................................       7.65%(c)       1.21%        1.13%(c)
 Average commission rate(d) .........    $0.0578        $0.0592      $0.0600

--------
(a) The Munder Micro-Cap Equity Fund Class Y Shares commenced operations on December 26, 1996. The Munder Mid-Cap Growth Fund Class Y Shares commenced operations on August 14, 1995.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                      MULTI-SEASON GROWTH FUND(A)
                         --------------------------------------------------------
                                                                 YEAR     PERIOD
                         YEAR ENDED YEAR ENDED  PERIOD ENDED    ENDED     ENDED
                         6/30/97(H) 6/30/96(H) 6/30/95(D,E,F)  12/31/94  12/31/93
                         ---------- ---------- --------------  --------  --------
Net asset value,
 beginning of period ...  $  14.94   $  12.10     $ 10.43       $10.70    $10.20
                          --------   --------     -------       ------    ------
Income from investment
 operations:
 Net investment income .      0.08       0.09        0.00(i)      0.04      0.00(i)
 Net realized and
  unrealized gain/(loss)
  on investments .......      3.94       3.22        1.67        (0.27)     0.50
                          --------   --------     -------       ------    ------
 Total from investment
  operations ...........      4.02       3.31        1.67        (0.23)     0.50
                          --------   --------     -------       ------    ------
Less distributions:
 Dividends from net
  investment income ....     (0.04)     (0.07)        --           --        --
 Distributions from net
  realized gains .......     (0.75)     (0.40)        --         (0.04)      --
                          --------   --------     -------       ------    ------
 Total distributions ...     (0.79)     (0.47)        --         (0.04)      --
                          --------   --------     -------       ------    ------
Net asset value, end of
 period ................  $  18.17   $  14.94     $ 12.10       $10.43    $10.70
                          ========   ========     =======       ======    ======
 Total return(b) .......     27.96%     27.85%      16.01%       (2.17)%    4.90%
                          ========   ========     =======       ======    ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) ....  $176,027   $130,129     $87,604       $3,244    $2,322
 Ratio of operating
  expenses to average
  net assets ...........      1.00%      1.01%       1.40%(c)     1.50%     1.50%(c)
 Ratio of net investment
  income to average net
  assets ...............      0.50%      0.69%       0.53%(c)     0.29%     0.08%(c)
 Portfolio turnover rate
  ......................        33%        54%         27%          48%      238%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............      1.25%      1.26%       1.72%(c)     2.53%     2.70%(c)
 Average commission
  rate(g) ..............  $ 0.0599   $ 0.0592         N/A          N/A       N/A

--------
(a) The Munder Multi-Season Growth Fund Class Y Shares commenced operations on August 16, 1993.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On June 23, 1995, the Munder Multi-Season Growth Fund acquired the assets and certain liabilities of the Ambassador Established Company Growth Fund.
(f) On February 1, 1995, the Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Average commission rate paid per share of securities purchased and sold by the Fund.
(h) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(i) Amount represents less than $0.01 per share.

                                     REAL ESTATE EQUITY            SMALL-CAP
                                     INVESTMENT FUND(A)          VALUE FUND(A)
                                ------------------------------   -------------
                                 YEAR                 PERIOD        PERIOD
                                 ENDED   YEAR ENDED   ENDED          ENDED
                                6/30/97  6/30/96(F) 6/30/95(D)    6/30/97(F)
                                -------  ---------- ----------   -------------
Net asset value, beginning of
 period ....................... $ 11.22   $ 10.09     $10.00        $ 10.00
                                -------   -------     ------        -------
Income from investment
 operations:
 Net investment income ........    0.51      0.47       0.37           0.12
 Net realized and unrealized
  gain on investments .........    3.22      1.13       0.08           1.96
                                -------   -------     ------        -------
 Total from investment
  operations ..................    3.73      1.60       0.45           2.08
                                -------   -------     ------        -------
Less distributions:
 Dividends from net investment
  income ......................   (0.51)    (0.47)     (0.36)
 Distributions in excess of net
  investment income ...........   (0.01)      --         --
 Distributions from paid-in
  capital .....................   (0.03)      --         --           (0.04)
                                -------   -------     ------        -------
 Total distributions ..........   (0.55)    (0.47)     (0.36)         (0.04)
                                -------   -------     ------        -------
Net asset value, end of period
 .............................. $ 14.40   $ 11.22     $10.09        $ 12.04
                                =======   =======     ======        =======
 Total return(b) ..............   33.79%    16.20%      4.64%         20.86%
                                =======   =======     ======        =======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in
  000's) ...................... $48,206   $19,125     $4,989        $18,271
 Ratio of operating expenses to
  average net assets ..........    1.10%     1.00%      1.25%(c)       1.13%(c)
 Ratio of net investment income
  to average net assets .......    4.05%     4.50%      5.28%(c)       2.18%(c)
 Portfolio turnover rate ......      15%       17%         3%            73%
 Ratio of operating expenses to
  average net assets without
  waivers and/or expenses
  reimbursed ..................    1.13%     1.27%      6.98%(c)       1.26%(c)
 Average commission rate(e) ... $0.0600   $0.0600        N/A        $0.0361

--------
(a) The Munder Real Estate Equity Investment Fund Class Y Shares commenced operations on October 3, 1994. The Munder Small-Cap Value Fund Class Y Shares commenced operations on December 26, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.

(d) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Average commission rate paid per share of securities purchased and sold by the Fund.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                               SMALL COMPANY GROWTH FUND(A)
                         -----------------------------------------------------------------------------
                                                   PERIOD                    YEAR      YEAR    PERIOD
                         YEAR ENDED  YEAR ENDED    ENDED        YEAR ENDED   ENDED     ENDED    ENDED
                         6/30/97(F)  6/30/96(F)  6/30/95(E)     2/28/95(D)  2/28/94   2/28/93  2/29/92
                         ----------  ----------  ----------     ----------  -------   -------  -------
Net asset value,
 beginning of period ...  $  21.21    $  15.33    $ 13.93        $ 14.38    $ 12.72   $ 11.49  $ 10.00
                          --------    --------    -------        -------    -------   -------  -------
Income from investment
 operations:
 Net investment loss ...     (0.07)      (0.07)     (0.01)         (0.02)     (0.04)     0.04     0.03
 Net realized and
  unrealized gain/(loss)
  on investments .......      3.69        7.19       1.41          (0.41)      1.97      1.23     1.47
                          --------    --------    -------        -------    -------   -------  -------
 Total from investment
  operations ...........      3.62        7.12       1.40          (0.43)      1.93      1.27     1.50
                          --------    --------    -------        -------    -------   -------  -------
Less distributions:
 Dividends from net
  investment income ....       --          --         --             --         --      (0.04)   (0.01)
 Distributions from net
  realized gains .......     (2.99)      (1.24)       --           (0.02)     (0.27)      --       --
                          --------    --------    -------        -------    -------   -------  -------
 Total distributions ...     (2.99)      (1.24)       --           (0.02)     (0.27)    (0.04)   (0.01)
                          --------    --------    -------        -------    -------   -------  -------
Net asset value, end of
 period ................  $  21.84    $  21.21    $ 15.33        $ 13.93    $ 14.38   $ 12.72  $ 11.49
                          ========    ========    =======        =======    =======   =======  =======
 Total return(b) .......     19.26%      48.65%     10.05%         (3.00)%    15.19%    11.13%   15.01%
                          ========    ========    =======        =======    =======   =======  =======
Ratios to average net
 assets/supplemental
 data: .................
 Net assets, end of
  period (in 000's) ....  $152,772    $107,492    $79,968        $72,207    $64,466   $48,569  $36,386
 Ratio of operating
  expenses to average
  net assets ...........      0.97%       0.96%      0.96%(c)       0.98%      0.95%     0.96%    0.22%(c)
 Ratio of net investment
  loss to average net
  assets ...............     (0.37)%     (0.41)%    (0.16)%(c)     (0.15)%    (0.28)%    0.10%    1.16%(c)
 Portfolio turnover rate
  ......................        98%         98%        39%            45%        47%       46%      43%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............      0.97%       1.03%      1.21%(c)       1.23%      1.20%     1.16%    0.97%(c)
 Average commission
  rate(g) ..............  $ 0.0545    $ 0.0551        N/A            N/A        N/A       N/A      N/A

--------
(a) The Munder Small Company Growth Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(e) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(g) Average commissions rate paid per share of securities purchased and sold by the Fund.



                                                            VALUE FUND(A)
                                                        ---------------------
                                                                     PERIOD
                                                        YEAR ENDED   ENDED
                                                        6/30/97(E) 6/30/96(E)
                                                        ---------- ----------
Net asset value, beginning of period ..................  $ 11.59    $ 10.00
                                                         -------    -------
Income from investment operations:
 Net investment income.................................     0.12       0.09
 Net realized and unrealized gain on investments ......     3.63       1.56
                                                         -------    -------
 Total from investment operations .....................     3.75       1.65
                                                         -------    -------
Less distributions:
 Dividends from net investment income .................    (0.12)     (0.06)
 Distributions from net realized gains ................    (1.22)       --
                                                         -------    -------
 Total distributions ..................................    (1.34)     (0.06)
                                                         -------    -------
Net asset value, end of period ........................  $ 14.00    $ 11.59
                                                         =======    =======
 Total return(b) ......................................    34.66%     16.52%
                                                         =======    =======
Ratios to average net assets/supplemental data:
 Net assets, end of period (in 000's) .................  $80,004    $35,432
 Ratio of operating expenses to average net assets ....     1.02%      0.95%(c)
 Ratio of net investment income/(loss) to average net
  assets ..............................................     0.95%      0.89%(c)
 Portfolio turnover rate ..............................      139%       223%
 Ratio of operating expenses to average net assets
  without waivers and expenses reimbursed .............     1.06%      1.05%(c)
 Average commission rate(d) ...........................  $0.0508    $0.0602

--------
(a) The Munder Value Fund Class Y Shares commenced operations on August 18,
    1995.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.

                                    FRAMLINGTON   FRAMLINGTON     FRAMLINGTON
                                     EMERGING     HEALTHCARE     INTERNATIONAL
                                  MARKETS FUND(A)   FUND(A)      GROWTH FUND(A)
                                  --------------- -----------    --------------
                                      PERIOD        PERIOD
                                       ENDED         ENDED        PERIOD ENDED
                                    6/30/97(E)      6/30/97        6/30/97(E)
                                  --------------- -----------    --------------
Net asset value, beginning of
 period .........................     $ 10.00       $ 10.00         $ 10.00
                                      -------       -------         -------
Income from investment
 operations:
 Net investment income ..........        0.07         (0.03)           0.07
 Net realized and unrealized gain
  on investments ................        2.88          0.92            1.28
                                      -------       -------         -------
 Total from investment operations
  ...............................        2.95          0.89            1.35
                                      -------       -------         -------
Less distributions:
 Dividends from net investment
  income ........................       (0.03)          --              --
 Distributions from net realized
  gains .........................         --            --              --
                                      -------       -------         -------
 Total distributions ............       (0.03)          --              --
                                      -------       -------         -------
Net asset value, end of period ..     $ 12.92       $ 10.89         $ 11.35
                                      =======       =======         =======
 Total return(b) ................       29.51%         8.90%          13.50%
                                      =======       =======         =======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in
  000's) ........................     $ 4,826       $ 2,086         $23,831
 Ratio of operating expenses to
  average net assets ............        1.54%(c)      1.30%(c)        1.30%(c)
 Ratio of net investment income
  to average net assets .........        1.39%(c)     (0.70)%(c)       1.26%(c)
 Portfolio turnover rate ........          46%           14%             15%
 Ratio of operating expenses to
  average net assets without
  expenses reimbursed ...........        5.18%(c)      7.08%(c)        2.31%(c)
 Average commission rate(d) .....     $0.0029       $0.1441         $0.0238

--------
(a) The Munder Framlington Emerging Markets Fund, The Munder Framlington Healthcare Fund and The Munder Framlington International Growth Fund Class Y Shares all commenced operations on December 31, 1996.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Average commission rate paid per share of securities purchased and sold by the Fund.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                                     BOND FUND (A)
                         -----------------------------------------------------------------------------
                           YEAR      YEAR      PERIOD                     YEAR      YEAR      PERIOD
                          ENDED     ENDED      ENDED        YEAR ENDED   ENDED     ENDED      ENDED
                         6/30/97   6/30/96   6/30/95(D)    2/28/95(E,F) 2/28/94   2/28/93   2/29/92(A)
                         --------  --------  ----------    ------------ --------  --------  ----------
Net asset value,
 beginning of period ... $   9.53  $   9.70   $   9.31       $   9.91   $   9.92  $  10.13   $  10.00
                         --------  --------   --------       --------   --------  --------   --------
Income from investment
 operations:
 Net investment income .     0.63      0.64       0.21           0.64       0.58      0.77       0.20
Net realized and
 unrealized gain/(loss)
 on investments ........     0.03     (0.21)      0.39          (0.64)     (0.03)    (0.12)      0.07
                         --------  --------   --------       --------   --------  --------   --------
 Total from investment
  operations ...........     0.66      0.43       0.60           0.00       0.55      0.65       0.27
                         --------  --------   --------       --------   --------  --------   --------
Less distributions:
 Dividends from net
  investment income ....    (0.61)    (0.60)     (0.21)         (0.60)     (0.56)    (0.77)     (0.14)
 Distributions from net
  realized gains .......      --        --         --             --         --      (0.09)       --
                         --------  --------   --------       --------   --------  --------   --------
Total distributions ....    (0.61)    (0.60)     (0.21)         (0.60)     (0.56)    (0.86)     (0.14)
                         --------  --------   --------       --------   --------  --------   --------
Net asset value, end of
 period ................ $   9.58  $   9.53   $   9.70       $   9.31   $   9.91  $   9.92   $  10.13
                         ========  ========   ========       ========   ========  ========   ========
 Total return(b) .......     7.09%     4.50%      6.48%          0.70%      5.63%     6.75%      2.70%
                         ========  ========   ========       ========   ========  ========   ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .... $113,493  $113,020   $146,741       $141,704   $147,770  $154,078   $145,120
 Ratio of operating
  expenses to average
  net assets ...........     0.71%     0.70%      0.70%(c)       0.67%      0.80%     0.76%      0.19%(c)
 Ratio of net investment
  income to average net
  assets ...............     6.59%     6.51%      6.72%(c)       6.82%      5.70%     7.50%      8.32%(c)
 Portfolio turnover rate
  ......................      279%      507%        99%           165%       128%       77%        34%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............     0.71%     0.79%      0.94%(c)       0.91%      0.94%     0.94%      0.93%(c)

--------
(a) The Munder Bond Fund Class Y Shares commenced operations on December 1,
    1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


                                              INTERMEDIATE BOND FUND(A)
                         --------------------------------------------------------------------------
                            YEAR      YEAR      PERIOD         YEAR      YEAR      YEAR     PERIOD
                           ENDED     ENDED      ENDED         ENDED     ENDED     ENDED     ENDED
                         6/30/97(F) 6/30/96   6/30/95(D)    2/28/95(E) 2/28/94   2/28/93   2/29/92
                         ---------- --------  ----------    ---------- --------  --------  --------
Net asset value,
 beginning of period....  $   9.31  $   9.51   $   9.27      $   9.91  $  10.47  $  10.07  $  10.00
                          --------  --------   --------      --------  --------  --------  --------
Income from investment
 operations:
 Net investment income..      0.57      0.60       0.23          0.60      0.59      0.54      0.15
 Net realized and
  unrealized gain/(loss)
  on investments........      0.03     (0.20)      0.24         (0.59)    (0.20)     0.49      0.02
                          --------  --------   --------      --------  --------  --------  --------
 Total from investment
  operations............      0.60      0.40       0.47          0.01      0.39      1.03      0.17
                          --------  --------   --------      --------  --------  --------  --------
Less distributions:
 Dividends from net
  investment income.....     (0.58)    (0.60)     (0.23)        (0.64)    (0.58)    (0.54)    (0.10)
 Distributions from net
  realized gains........       --        --         --          (0.01)    (0.37)    (0.09)      --
                          --------  --------   --------      --------  --------  --------  --------
 Total distributions....     (0.58)    (0.60)     (0.23)        (0.65)    (0.95)    (0.63)    (0.10)
                          --------  --------   --------      --------  --------  --------  --------
Net asset value, end of
 period.................  $   9.33  $   9.31   $   9.51      $   9.27  $   9.91  $  10.47  $  10.07
                          ========  ========   ========      ========  ========  ========  ========
 Total return(b)........      6.60%     4.29%      5.12%         0.78%     3.79%    10.56%     1.72%
                          ========  ========   ========      ========  ========  ========  ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....  $161,606  $182,937   $157,484      $162,185  $162,738  $152,470  $114,014
 Ratio of operating
  expenses to average
  net assets............      0.68%     0.69%      0.70%(c)      0.68%     0.80%     0.77%     0.19%(c)
 Ratio of net investment
  income to average net
  assets................      6.16%     6.33%      7.37%(c)      6.96%     5.63%     5.53%     6.17%(c)
 Portfolio turnover
  rate..................       325%      494%        84%           80%      155%      104%       23%
 Ratio of operating
  expenses to average
  net assets without
  waivers...............      0.68%     0.77%      0.94%(c)      0.93%     0.94%     0.95%     0.93%(c)

--------
(a) The Munder Intermediate Bond Fund Class Y Shares commenced operations on December 1, 1991.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                         INTERNATIONAL
                         BOND FUND(A)        U.S. GOVERNMENT INCOME FUND(A)
                         -------------  -----------------------------------------------
                            PERIOD       YEAR          YEAR      PERIOD        PERIOD
                             ENDED       ENDED        ENDED      ENDED         ENDED
                            6/30/97     6/30/97     6/30/96(F) 6/30/95(D)    2/28/95(E)
                         -------------  -------     ---------- ----------    ----------
Net asset value,
 beginning of period ...    $ 10.00     $  9.98      $ 10.30    $  9.89       $ 10.00
                            -------     -------      -------    -------       -------
Income from investment
 operations:
 Net investment income .       0.25        0.68         0.74       0.24          0.44
 Net realized and
  unrealized gain/(loss)
  on investments .......      (0.34)       0.07        (0.27)      0.41         (0.07)
                            -------     -------      -------    -------       -------
 Total from investment
  operations ...........      (0.09)       0.75         0.47       0.65          0.37
                            -------     -------      -------    -------       -------
Less distributions:
 Dividends from net
  investment income ....      (0.08)      (0.64)       (0.71)     (0.24)        (0.48)
 Distributions from net
  realized gains .......        N/A       (0.00)(g)    (0.08)      ----          ----
                            -------     -------      -------    -------       -------
 Total distributions ...      (0.08)      (0.64)       (0.79)     (0.24)        (0.48)
                            -------     -------      -------    -------       -------
Net asset value, end of
 period ................    $  9.83     $ 10.09      $  9.98    $ 10.30       $  9.89
                            =======     =======      =======    =======       =======
 Total return(b) .......      (0.90)%      7.75%        4.58%      6.64%         3.85%
                            =======     =======      =======    =======       =======
Ratios to average net
 assets /supplemental
 data:
 Net assets, end of
  period (in 000's) ....    $51,679     $55,098      $46,695    $12,862       $11,647
 Ratio of operating
  expenses to average
  net assets ...........       0.89%(c)    0.71%        0.72%      0.72%(c)      0.70%(c)
 Ratio of net investment
  income to average net
  assets ...............       3.86%(c)    6.76%        7.17%      7.21%(c)      7.27%(c)
 Portfolio turnover rate
  ......................         75%        130%         133%        42%          143%
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............       0.93%(c)    0.71%        0.79%      0.96%(c)      0.94%(c)

--------
(a) The Munder International Bond Fund Class Y Shares commenced operations on October 2, 1996 and the U.S. Government Income Fund Class Y Shares commenced operations on July 5, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                   MICHIGAN TRIPLE TAX-FREE BOND FUND(A)
                         ------------------------------------------------------------
                            YEAR         YEAR       PERIOD          YEAR      PERIOD
                           ENDED        ENDED        ENDED          ENDED      ENDED
                         6/30/97(E)   6/30/96(E) 6/30/95(D, E)  2/28/95(E, F) 2/28/94
                         ----------   ---------- -------------  ------------- -------
Net asset value,
 beginning of period....   $ 9.35       $ 9.34      $ 9.24         $ 9.73     $10.00
                           ------       ------      ------         ------     ------
Income from investment
 operations:
 Net investment income..     0.46         0.44        0.17           0.50       0.05
 Net realized and
  unrealized gain/(loss)
  on investments........     0.29         0.07        0.10          (0.54)     (0.30)
                           ------       ------      ------         ------     ------
 Total from investment
  operations............     0.75         0.51        0.27          (0.04)     (0.25)
                           ------       ------      ------         ------     ------
Less distributions:
 Dividends from net
  investment income.....    (0.45)       (0.50)      (0.17)         (0.45)     (0.02)
 Distributions from net
  realized gains........    (0.00)(g)      --          --             --         --
                           ------       ------      ------         ------     ------
 Total distributions....    (0.45)       (0.50)      (0.17)         (0.45)     (0.02)
                           ------       ------      ------         ------     ------
Net asset value, end of
 period.................   $ 9.65       $ 9.35      $ 9.34         $ 9.24     $ 9.73
                           ======       ======      ======         ======     ======
 Total return(b)........     8.26%        5.51%       2.92%          0.10%     (2.47)%
                           ======       ======      ======         ======     ======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....   $  652       $  204      $  771         $  604     $2,252
 Ratio of operating
  expenses to average
  net assets............     0.63%        0.26%       0.27%(c)       0.31%      0.21%(c)
 Ratio of net investment
  income to average net
  assets................     4.82%        5.26%       5.31%(c)       5.06%      3.67%(c)
 Portfolio turnover
  rate..................       19%          31%          8%            53%         0%
 Ratio of operating
  expenses to average
  net assets without
  waivers...............     0.77%        0.84%       1.01%(c)       1.05%      0.95%(c)

--------
(a) The Munder Michigan Triple Tax-Free Bond Fund Class Y Shares commenced operations on January 3, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(g) Amount represents less than $0.01 per share.


                                            TAX-FREE BOND FUND(A)
                                ----------------------------------------------
                                                                      PERIOD
                                YEAR ENDED YEAR ENDED PERIOD ENDED    ENDED
                                6/30/97(E) 6/30/96(E) 6/30/95(D,E)  2/28/95(F)
                                ---------- ---------- ------------  ----------
Net asset value, beginning of
 period .......................   $10.34     $10.29      $10.13       $10.06
                                  ------     ------      ------       ------
Income from investment
 operations:
 Net investment income ........     0.50       0.49        0.16         0.30
 Net realized and unrealized
  gain
  on investments ..............     0.25       0.06        0.16         0.10
                                  ------     ------      ------       ------
 Total from investment
  operations ..................     0.75       0.55        0.32         0.40
                                  ------     ------      ------       ------
Less distributions:
 Dividends from net investment
  income ......................    (0.50)     (0.49)      (0.16)       (0.33)
 Distributions from net
  realized gains ..............    (0.08)     (0.01)        --           --
                                  ------     ------      ------       ------
 Total distributions ..........    (0.58)     (0.50)      (0.16)       (0.33)
                                  ------     ------      ------       ------
Net asset value, end of period
 ..............................   $10.51     $10.34      $10.29       $10.13
                                  ======     ======      ======       ======
 Total return (b) .............     7.40%      5.38%       3.17%        4.08%
                                  ======     ======      ======       ======
Ratios to average net
 assets/supplemental data:
 Net assets, end of period (in
  000's) ......................   $3,946     $1,929      $1,498       $  953
 Ratio of operating expenses to
  average net assets ..........     0.70%      0.73%       0.77%(c)     0.68%
 Ratio of net investment income
  to
  average net assets ..........     4.77%      4.67%       4.63%(c)     4.94%
 Portfolio turnover rate ......       45%        15%         12%          50%
 Ratio of operating expenses to
  average net assets without
  waivers .....................     0.70%      0.81%       1.01%(c)     0.92%

--------
(a) The Munder Tax-Free Bond Fund Class Y Shares commenced operations on July 21, 1994.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.
(f) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                                                                                SHORT TERM
                                                                                              TREASURY
                                     TAX-FREE INTERMEDIATE BOND FUND(A)                       FUND(A)
                         ---------------------------------------------------------------     ----------
                            YEAR       YEAR      PERIOD         YEAR     YEAR     YEAR         PERIOD
                           ENDED      ENDED      ENDED         ENDED     ENDED    ENDED        ENDED
                         6/30/97(F) 6/30/96(F) 6/30/95(D)    2/28/95(E) 2/28/94  2/28/93      6/30/97
                         ---------- ---------- ----------    ---------- -------  -------     ----------
Net asset value,
 beginning of period....   $10.34     $10.37    $ 10.17       $ 10.44   $10.69   $10.40       $ 10.00
                           ------     ------    -------       -------   ------   ------       -------
Income from investment
 operations:
 Net investment income..     0.44       0.45       0.15          0.42     0.42     0.07          0.22
 Net realized and
  unrealized gain/(loss)
  on investments........     0.11      (0.04)      0.20         (0.23)   (0.14)    0.31          0.01
                           ------     ------    -------       -------   ------   ------       -------
 Total from investment
  operations............     0.55       0.41       0.35          0.19     0.28     0.38          0.23
                           ------     ------    -------       -------   ------   ------       -------
Less distributions:
 Dividends from net
  investment income.....    (0.44)     (0.44)     (0.15)        (0.44)   (0.42)   (0.07)        (0.22)
 Distributions from net
  realized gains........    (0.03)       --         --          (0.02)   (0.11)   (0.02)          N/A
                           ------     ------    -------       -------   ------   ------       -------
 Total distributions....    (0.47)     (0.44)     (0.15)        (0.46)   (0.53)   (0.09)        (0.22)
                           ------     ------    -------       -------   ------   ------       -------
Net asset value, end of
 period.................   $10.42     $10.34    $ 10.37       $ 10.17   $10.44   $10.69       $ 10.01
                           ======     ======    =======       =======   ======   ======       =======
 Total return(b)........     5.40%      3.95%      3.43%         2.34%    2.64%    3.68%         2.30%
                           ======     ======    =======       =======   ======   ======       =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's).....   $7,511     $5,285    $11,100       $10,709   $3,074   $  489       $49,055
 Ratio of operating
  expenses to average
  net assets............     0.68%      0.71%      0.73%(c)      0.70%    0.80%    0.79%(c)      0.52%(c)
 Ratio of net investment
  income to average net
  assets................     4.21%      4.16%      4.27%(c)      4.44%    3.99%    4.08%(c)      5.26%(c)
 Portfolio turnover
  rate..................       31%        20%         5%           52%      38%      57%           40%
 Ratio of operating
  expenses to average
  net assets without
  waivers...............     0.68%      0.79%      0.97%(c)      0.94%    0.94%    0.93%(c)      0.55%(c)

--------
(a) The Munder Tax-Free Intermediate Bond Fund Class Y Shares commenced operations on December 17, 1992 and the Munder Short Term Treasury Fund Class Y Shares commenced operations on January 29, 1997.
(b) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.
(f) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method did not accord with the results of operations.


                                                   CASH INVESTMENT FUND(A)
                         -----------------------------------------------------------------------------------
                           YEAR      YEAR      PERIOD         YEAR      YEAR      YEAR      YEAR     PERIOD
                          ENDED     ENDED      ENDED         ENDED     ENDED     ENDED     ENDED     ENDED
                         6/30/97   6/30/96   6/30/95(D)    2/28/95(E) 2/28/94   2/28/93   2/29/92   2/28/91
                         --------  --------  ----------    ---------- --------  --------  --------  --------
Net asset value,
 beginning of period.... $   1.00  $   1.00   $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                         --------  --------   --------      --------  --------  --------  --------  --------
Income from investment
 operations:
 Net investment income..    0.050     0.051      0.019         0.042     0.027     0.031     0.052     0.073
                         --------  --------   --------      --------  --------  --------  --------  --------
 Total from investment
  operations............    0.050     0.051      0.019         0.042     0.027     0.031     0.052     0.073
                         --------  --------   --------      --------  --------  --------  --------  --------
Less distributions:
 Dividends from net
  investment income.....   (0.050)   (0.051)    (0.019)       (0.042)   (0.027)   (0.031)   (0.052)   (0.073)
                         --------  --------   --------      --------  --------  --------  --------  --------
 Total distributions....   (0.050)   (0.051)    (0.019)       (0.042)   (0.027)   (0.031)   (0.052)   (0.073)
                         --------  --------   --------      --------  --------  --------  --------  --------
Net asset value, end of
 period................. $   1.00  $   1.00   $   1.00      $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                         ========  ========   ========      ========  ========  ========  ========  ========
 Total return(b)........     5.07%     5.27%      1.87%         4.23%     2.70%     3.17%     5.30%     7.56%
                         ========  ========   ========      ========  ========  ========  ========  ========
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's)..... $279,427  $317,825   $340,394      $324,793  $282,363  $320,296  $317,943  $317,545
 Ratio of operating
  expenses to average
  net assets............     0.55%     0.53%      0.52%(c)      0.55%     0.53%     0.48%     0.44%     0.45%(c)
 Ratio of net investment
  income to average net
  assets................     4.96%     5.13%      5.64%(c)      4.27%     2.66%     3.12%     5.12%     7.43%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers...............     0.55%     0.53%      0.54%(c)      0.58%     0.58%     0.59%     0.63%     0.65%(c)

--------
(a) The Munder Cash Investment Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


                                       MONEY MARKET FUND(A)
                         ------------------------------------------------------
                           YEAR      YEAR       PERIOD         YEAR     PERIOD
                          ENDED     ENDED        ENDED        ENDED     ENDED
                         6/30/97   6/30/96   6/30/95(D, E)   12/31/94  12/31/93
                         --------  --------  -------------   --------  --------
Net asset value,
 beginning of period ... $   1.00  $   1.00    $   1.00      $   1.00  $  1.00
                         --------  --------    --------      --------  -------
Income from investment
 operations:
 Net investment income .    0.049     0.051       0.024         0.040    0.010
                         --------  --------    --------      --------  -------
 Total from investment
  operations ...........    0.049     0.051       0.024         0.040    0.010
                         --------  --------    --------      --------  -------
Less distributions:
 Dividends from net
  investment income ....   (0.049)   (0.051)     (0.024)       (0.040)  (0.010)
                         --------  --------    --------      --------  -------
 Total distributions ...   (0.049)   (0.051)     (0.024)       (0.040)  (0.010)
                         --------  --------    --------      --------  -------
Net asset value, end of
 period ................ $   1.00  $   1.00    $   1.00      $   1.00  $  1.00
                         ========  ========    ========      ========  =======
 Total return(b) .......     4.97%     5.17%       2.44%         3.88%    0.96%
                         ========  ========    ========      ========  =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .... $124,621  $223,396    $263,513      $145,685  $90,086
 Ratio of operating
  expenses to average
  net assets ...........     0.64%     0.62%       0.60%(c)      0.60%    0.60%(c)
 Ratio of net investment
  income to average net
  assets ...............     4.86%     5.09%       5.46%(c)      3.81%    2.57%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............     0.64%     0.62%       0.66%(c)      0.74%    0.73%(c)

--------
(a) The Munder Money Market Fund Class Y Shares commenced operations on August 18, 1993.
(b)  Total return represents aggregate total return for the period indicated.
(c)  Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was December 31.
(e) On February 1, 1995, Munder Capital Management replaced Munder Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


                                           TAX-FREE MONEY MARKET FUND(A)
                         ------------------------------------------------------------------------------
                          YEAR     YEAR      PERIOD         YEAR     YEAR     YEAR      YEAR    PERIOD
                          ENDED    ENDED     ENDED         ENDED     ENDED    ENDED    ENDED     ENDED
                         6/30/97  6/30/96  6/30/95(D)    2/28/95(E) 2/28/94  2/28/93  2/29/92   2/28/91
                         -------  -------  ----------    ---------- -------  -------  --------  -------
Net asset value,
 beginning of period ... $  1.00  $  1.00   $  1.00       $  1.00   $  1.00  $  1.00  $   1.00  $  1.00
                         -------  -------   -------       -------   -------  -------  --------  -------
Income from investment
 operations:
 Net investment income .   0.030    0.031     0.012         0.026     0.020    0.025     0.039    0.051
                         -------  -------   -------       -------   -------  -------  --------  -------
 Total from investment
  operations ...........   0.030    0.031     0.012         0.026     0.020    0.025     0.039    0.051
                         -------  -------   -------       -------   -------  -------  --------  -------
Less distributions:
 Dividends from net
  investment income ....  (0.030)  (0.031)   (0.012)       (0.026)   (0.020)  (0.025)   (0.039)  (0.051)
                         -------  -------   -------       -------   -------  -------  --------  -------
 Total distributions ...  (0.030)  (0.031)   (0.012)       (0.026)   (0.020)  (0.025)   (0.039)  (0.051)
                         -------  -------   -------       -------   -------  -------  --------  -------
Net asset value, end of
 period ................ $  1.00  $  1.00   $  1.00       $  1.00   $  1.00  $  1.00  $   1.00  $  1.00
                         =======  =======   =======       =======   =======  =======  ========  =======
 Total return (b) ......    3.04%    3.16%     1.19%         2.59%     2.02%    2.50%     3.99%    5.28%
                         =======  =======   =======       =======   =======  =======  ========  =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's) .... $22,951  $25,594   $23,430       $30,884   $53,798  $94,749  $102,453  $94,546
 Ratio of operating
  expenses to average
  net assets ...........    0.53%    0.53%     0.54%(c)      0.55%     0.54%    0.50%     0.44%    0.45%(c)
 Ratio of net investment
  income to average net
  assets ...............    3.01%    3.14%     3.51%(c)      2.54%     2.00%    2.45%     3.89%    5.30%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers ..............    0.53%    0.55%     0.59%(c)      0.60%     0.59%    0.58%     0.62%    0.66%(c)

--------
(a) The Munder Tax-Free Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.


                                          U.S. TREASURY MONEY MARKET FUND(A)
                         ---------------------------------------------------------------------------------
                           YEAR      YEAR      PERIOD         YEAR      YEAR      YEAR     YEAR    PERIOD
                          ENDED     ENDED      ENDED         ENDED     ENDED     ENDED     ENDED    ENDED
                         6/30/97   6/30/96   6/30/95(D)    2/28/95(E) 2/28/94   2/28/93   2/29/92  2/28/91
                         --------  --------  ----------    ---------- --------  --------  -------  -------
Net asset value,
 beginning of period.... $   1.00  $   1.00   $   1.00      $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                         --------  --------   --------      --------  --------  --------  -------  -------
Income from investment
 operations:
 Net investment income..    0.048     0.049      0.018         0.039     0.026     0.030    0.050    0.068
                         --------  --------   --------      --------  --------  --------  -------  -------
 Total from investment
  operations............    0.048     0.049      0.018         0.039     0.026     0.030    0.050    0.068
                         --------  --------   --------      --------  --------  --------  -------  -------
Less distributions:
 Dividends from net
  investment income.....   (0.048)   (0.049)    (0.018)       (0.039)   (0.026)   (0.030)  (0.050)  (0.068)
                         --------  --------   --------      --------  --------  --------  -------  -------
 Total distributions....   (0.048)   (0.049)    (0.018)       (0.039)   (0.026)   (0.030)  (0.050)  (0.068)
                         --------  --------   --------      --------  --------  --------  -------  -------
Net asset value, end of
 period................. $   1.00  $   1.00   $   1.00      $   1.00  $   1.00  $   1.00  $  1.00  $  1.00
                         ========  ========   ========      ========  ========  ========  =======  =======
 Total return(b)........     4.91%     5.02%      1.80%         4.01%     2.59%     3.05%    5.08%    6.97%
                         ========  ========   ========      ========  ========  ========  =======  =======
Ratios to average net
 assets/supplemental
 data:
 Net assets, end of
  period (in 000's)..... $233,549  $309,873   $231,055      $240,590  $245,800  $102,429  $83,619  $88,498
 Ratio of operating
  expenses to average
  net assets............     0.54%     0.54%      0.55%(c)      0.55%     0.53%     0.51%    0.44%    0.45%(c)
 Ratio of net investment
  income to average net
  assets................     4.79%     4.89%      5.38%(c)      3.88%     2.56%     2.98%    4.95%    6.94%(c)
 Ratio of operating
  expenses to average
  net assets without
  waivers...............     0.54%     0.56%      0.60%(c)      0.60%     0.58%     0.60%    0.63%   0.066%(c)

--------
(a) The Munder U.S. Treasury Money Market Fund Class Y Shares commenced operations on March 14, 1990.
(b) Total return represents aggregate total return for the period indicated.
(c) Annualized.
(d) Fiscal year end changed to June 30. Prior to this, the fiscal year end was the last day of February.
(e) On February 1, 1995, Munder Capital Management replaced Woodbridge Capital Management, Inc. as investment advisor for the Fund as a result of the consolidation of the investment advisory businesses of Woodbridge Capital Management, Inc. and Munder Capital Management, Inc.

                                 FUND CHOICES

                            WHAT FUNDS ARE OFFERED?

  This Prospectus offers Class Y Shares of the 26 funds described below. This section summarizes each Fund's principal investments. The sections entitled "What are the Funds' Investments and Investment Practices?" and "What are the Risks of Investing in the Funds?" and the SAI give more information about the Funds' investment techniques and risks.

                           ACCELERATING GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's primary goal is to provide long-term capital appreciation; its secondary goal is to provide income. Under normal conditions, the Fund will invest at least 65% of its assets in Equity Securities.

  In choosing Equity Securities, the Advisor considers, among other factors:

  . the potential for accelerated earnings growth

  . the maintenance of a substantial competitive advantage

  . a focused management team

  . a stable balance sheet

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                                 BALANCED FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide an attractive investment return through a combination of growth of capital and current income. The Fund will allocate its assets among three asset groups: Equity Securities, Fixed Income Securities and Cash Equivalents.

  . The Fund normally will invest at least 25% of its assets in Fixed Income
    Securities and no more than 75% of its assets in Equity Securities. The Fund will notify shareholders at least 30 days before changing this policy.

  The Advisor will allocate the Fund's assets to the three asset groups based on its view of the following factors, among others:

  . general market and economic conditions and trends

  . interest rates and inflation rates

  . fiscal and monetary developments

  . long-term corporate earnings growth

  The Advisor will try to take advantage of changing economic conditions by adjusting the ratio of Equity Securities to Fixed Income Securities or Cash Equivalents. For example, if the Advisor believes that rapid economic growth will lead to better corporate earnings in the future, then it might increase the Fund's Equity Securities holdings and reduce its Fixed Income Securities and Cash Equivalents holdings.

  PORTFOLIO MANAGEMENT. Leonard J. Barr II, James Robinson and Ann J. Conrad jointly manage the Fund's assets. Mr. Barr, Mr. Robinson and Ms. Conrad have managed the Fund since February 1995, June 1995 and its inception in March 1993, respectively. Mr. Barr is a Senior Vice President and Director of Research of the Advisor. From April 1988 to February 1995, he was Vice President and Director of Research for Old MCM, Inc.

("MCM"), the predecessor to the Advisor. Mr. Robinson is, and has been, a Vice President and Chief Investment Officer--Fixed Income of the Advisor or MCM since 1987. Ms. Conrad is a Vice President and Director of Specialty Products of the Advisor, and held similar titles with Woodbridge Capital Management, Inc. ("Woodbridge"), the Fund's previous investment advisor, since June 1992.

                             GROWTH & INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide capital appreciation and current income. It primarily invests in dividend-paying Equity Securities and is designed for investors seeking current income and capital appreciation from the equity markets.

  . Under normal circumstances, the Fund will invest at least 65% of its assets in income-producing common stocks and convertible preferred stocks.

  . The Fund may also purchase Fixed Income Securities which are convertible into or exchangeable for common stock.

  . The Fund may invest up to 35% of its assets in Fixed Income Securities, including 20% of its assets in Fixed Income Securities that are rated below investment grade.

  The Advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

  The Fund focuses on dividend-paying Equity Securities because, over time, dividend income has accounted for a significant portion of the total return of the S&P 500. In addition, dividends are usually a more stable and predictable source of return than capital appreciation. The Advisor believes that stocks which distribute a high level of current income have more stable prices than those which pay below average dividends.

  PORTFOLIO MANAGEMENT. Otto Hinzmann, Jr. is the Fund's portfolio manager, a position he has held since February 1995. Mr. Hinzmann has been a Vice President and Director of Equity Management of the Advisor or MCM since January 1987.

                           INTERNATIONAL EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Foreign Securities and ADRs and EDRs. At least once a quarter, the Advisor creates a list of Foreign Securities and ADRs and EDRs (the "Securities List") which the Fund may purchase based on the country where the company is located, its competitive advantages, its past financial record, its future prospects for growth and the market for its securities. The Advisor updates the Securities List frequently (but at least quarterly), adds new securities to the Securities List if they are eligible and sells securities not on the updated Securities List as soon as practicable.

  After the Advisor creates the Securities List, it divides the list into two sections. The first section is designed to provide broad coverage of international markets. The second section increases exposure to securities that the Advisor expects will perform better than other stocks in their industry sectors and their markets as a whole. When the Advisor believes broader market exposure will benefit the Fund, it will allocate up to 80% of the Fund's assets in first section securities. When the Advisor identifies strong potential for specific securities to perform well, the Fund may invest up to 50% of its assets in second section securities.

  . Under normal market conditions, at least 65% of the Fund's assets are invested in Equity Securities in at least three foreign countries.

  . The Fund will emphasize companies with a market capitalization of at least $100 million.

  PORTFOLIO MANAGEMENT. Todd B. Johnson and Theodore Miller jointly manage the Fund. Mr. Johnson, a Chief Investment Officer of the Advisor, and Mr. Miller, senior portfolio manager of the Fund, have managed the Fund since July 1992 and October 1996, respectively. Mr. Miller previously worked as the primary analyst for the Fund (1996) and for Interacciones Global Inc. (1993-1995) and McDonald & Co. Securities Inc. (1991-1993).

                             MICRO-CAP EQUITY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies having a market capitalization of $200 million or less, which is considerably less than the market capitalization of S&P 500 companies.

  The Advisor will choose companies that:

  . present the ability to grow significantly over the next several years

  . may benefit from changes in technology, regulations and industry sector trends

  . are still in the developmental stage and may have limited product lines

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                              MID-CAP GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. The Fund invests at least 65% of its assets in the Equity Securities of companies with market capitalizations between $100 million and $5 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 10,000 companies over the past three years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the Standard & Poor's Mid-Cap 400 Index

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Advisor makes investment decisions for the Fund.

                           MULTI-SEASON GROWTH FUND

  GOAL AND OBJECTIVES. The Fund's goal is to provide long-term capital appreciation. This objective is considered "fundamental" and cannot be changed without shareholder approval. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments. The Fund invests at least 65% of its assets in Equity Securities. The Fund generally invests in Equity Securities of market capitalizations of over $1 billion.

  The Advisor chooses the Fund's investments as follows: The Advisor reviews the earnings growth of approximately 5,500 companies over the past five years. It invests in approximately 50 to 100 companies based on:

  . superior earnings growth

  . financial stability

  . relative market value

  . price changes compared to the S&P 500

  PORTFOLIO MANAGEMENT. The portfolio managers of the Fund, Leonard J. Barr II and Lee P. Munder, have managed the Fund since its inception in April 1993. Mr. Barr is the Senior Vice President and Director of Research of the Advisor. From April 1988 to April 1993, he held similar positions with MCM. Mr. Munder is the President and Chief Executive Officer of the Advisor, positions he has held with the Advisor or MCM since 1985.

                      REAL ESTATE EQUITY INVESTMENT FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide both capital appreciation and current income. This goal is "fundamental" and cannot be changed without shareholder approval. The Fund invests primarily in U.S. companies which are principally engaged in the real estate industry or which own significant real estate. A company is "principally engaged" in the real estate industry if at least 50% of its assets, gross income or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. The Fund will not own real estate directly.

  Under normal conditions, the Fund invests at least 65% of its total assets in Equity Securities of U.S. companies in real estate industry including:

  . equity real estate investment trusts ("REITS")

  . brokers, home builders and real estate developers

  . companies with substantial real estate holdings (for example, paper and lumber producers, hotels and entertainment companies)

  . manufacturers and distributors of building supplies

  . mortgage REITS

  . financial institutions which issue or service mortgages

  In addition, the Fund may invest:

  . up to 35% of its assets in companies other than real estate industry companies

  . in Fixed Income Securities, including up to 5% of its assets in Fixed
    Income Securities rated below investment grade or unrated if secured by real estate assets if the Advisor believes that the underlying collateral is sufficient

  . in REITS only if they are traded on a securities exchange or NASDAQ

  PORTFOLIO MANAGEMENT. Peter K. Hoglund is the portfolio manager of the Fund, a position he has held since October 1996. Mr. Hoglund formerly was the primary analyst of the Fund (October 1994 to October 1996).

                             SMALL-CAP VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. It invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since small companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of its assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since March 1997, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                           SMALL COMPANY GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. The Fund invests primarily in Equity Securities of smaller capitalization companies. The Fund attempts to provide investors with potentially higher returns than a fund that invests primarily in larger more established companies. Since smaller capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace.

  . Under normal market conditions, the Fund will invest at least 65% of the Fund's assets in Equity Securities of companies with market capitalizations below $750 million, which is less than the market capitalization of S&P 500 companies.

  The Advisor considers these factors, among others, in choosing companies:

  . above-average growth prospects

  . participation in a fast-growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Carl Wilk and Michael P. Gura jointly manage the Fund. Mr. Wilk, a Senior Portfolio Manager of the Advisor, has managed the Fund since October 1996 and was the Fund's primary analyst (1995 to 1996). Prior to joining the Advisor in 1995, Mr. Wilk was a Senior Equity Research Analyst at Woodbridge. Mr. Gura has managed the Fund since March 1997. Prior to joining the Advisor in 1995, Mr. Gura was a Vice President, Senior Equity Analyst for Woodbridge (1994-1995) and an investment officer for Manufacturers National Bank Trust Department (1989-1994).

                                  VALUE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation, with income as a secondary objective. The Fund invests primarily in the Equity Securities of well-established companies with intermediate to large capitalizations, which typically exceed $750 million.

  . The Fund will invest at least 65% of its assets in Equity Securities.

  The Advisor will concentrate on companies that it believes are undervalued. A company's Equity Securities may be undervalued because it is temporarily overlooked or out of favor due to general economic conditions, a market decline, industry conditions or developments affecting the particular company. The Fund will usually invest in Equity Securities of companies with low price/earnings ratios, low price/cash flow ratios and low price/book values compared to the general market.

  In addition to valuation, the Advisor considers these factors, among others, in choosing companies:

  . a stable or improving earnings record

  . sound finances

  . above-average growth prospects

  . participation in a fast growing industry

  . strategic niche position in a specialized market

  . adequate capitalization

  PORTFOLIO MANAGEMENT. Gerald Seizert and Edward Eberle jointly manage the Fund. Mr. Seizert has managed the Fund since it commenced operations. Prior to joining the Advisor in 1995, Mr. Seizert was a Director and Managing Partner of Loomis, Sayles & Company, L.P. Mr. Eberle, who has managed the Fund since October 1996, was formerly the primary analyst for the Fund. Prior to joining the Advisor in 1995, he was an Executive Vice President and Portfolio Manager for Westpointe Financial Corporation.

                       FRAMLINGTON EMERGING MARKETS FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund seeks to provide long-term capital appreciation. The Fund invests at least 65% of its assets in companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for
Reconstruction and Development.

  A company will be considered to be in an emerging market country if:

  . the company is organized under the laws of, or has a principal office in, an emerging market country,

  . the company's stock is traded primarily in an emerging market country,

  . most of the company's assets are in an emerging market country, or

  . most of the company's revenues or profits come from goods produced or sold, investments made or services performed in an emerging market country.

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. William Calvert heads the committee.

                          FRAMLINGTON HEALTHCARE FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation by investing in companies providing healthcare and medical services and products worldwide. Currently, most of such companies are located in the United States.

  The Fund will invest in:

  . pharmaceutical producers

  . biotechnology firms

  . medical device and instrument manufacturers

  . distributors of healthcare products

  . healthcare providers and managers

  . other healthcare service companies

  Under normal conditions, the Fund will invest at least 65% of its assets in healthcare companies, which are companies for which at least 50% of sales, earnings or assets arise from or are dedicated to health services or medical technology activities.

  PORTFOLIO MANAGEMENT. Antony Milford is the head of the Specialist Desk for the Sub-Advisor. He is the Fund's primary portfolio manager, a position he has held since the Fund's inception. Mr. Milford has managed funds for the Sub-Advisor since 1971.

                     FRAMLINGTON INTERNATIONAL GROWTH FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide long-term capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Equity Securities in at least three foreign countries.

  The Sub-Advisor will choose companies that demonstrate:

  . above-average profitability

  . high quality management

  . the ability to grow significantly in their countries

  PORTFOLIO MANAGEMENT. A committee of professional portfolio managers employed by the Sub-Advisor makes investment decisions for the Fund. Simon Key, Chief Investment Officer of the Sub-Advisor, heads the committee.

                                   BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current income and, secondarily, capital appreciation.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Gregory A. Prost jointly manage the Fund. Mr. Robinson and Mr. Prost have managed the Fund since March 1995 and May 1995, respectively. Mr. Robinson has been a Vice President and Chief Investment Officer of the Advisor or MCM since 1987. Mr. Prost has been a Senior Fixed Income Portfolio Manager of the Advisor or MCM since 1995. Prior to joining the Advisor, he was a Vice President and Senior Fund Manager for First of America Investment Corp.

                            INTERNATIONAL BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. Under normal market conditions, at least 65% of the Fund's assets will be invested in Foreign Securities of issuers in at least three countries other than the United States. The Fund's dollar-weighted average maturity will generally be between three and 15 years. The Fund will invest mostly in:

  . foreign debt obligations issued by foreign governments and their agencies, instrumentalities or political subdivisions

  . debt securities issued or guaranteed by supra-national organizations, such as the World Bank

  . debt securities of banks or bank holding companies

  . corporate debt securities

  . other debt securities, including those convertible into foreign stock.

  PORTFOLIO MANAGEMENT. Gregory A. Prost and Sharon E. Fayolle jointly manage the Fund. Mr. Prost, Senior Fixed Income Portfolio Manager of the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1995, he was a Vice President and Senior Fund Manager for First of America Investment Corp. Ms. Fayolle, Vice President and Director of Money Market Trading for the Advisor or MCM, has managed the Fund since October 1996. Prior to joining MCM in 1996, she was a European Portfolio Manager for Ford Motor Company.

                            INTERMEDIATE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments.

  . Under normal conditions, at least 65% of the Fund's assets will be invested in Fixed Income Securities.

  . The Fund's dollar-weighted average maturity will generally be between three and eight years.

  PORTFOLIO MANAGEMENT. Anne K. Kennedy and James C. Robinson jointly manage the Fund. Ms. Kennedy, Vice President and Director of Corporate Bond Trading of the Advisor or MCM since 1991, has managed the Fund since March 1995. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, has managed the Fund since March 1995.

                          U.S. GOVERNMENT INCOME FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide high current income.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in U.S. Government obligations.

  . The Fund's dollar-weighted average maturity will generally be between six and fifteen years.

  PORTFOLIO MANAGEMENT. James C. Robinson and Peter G. Root jointly manage the Fund. Mr. Robinson, Vice President and Chief Investment Officer of the Advisor or MCM since 1987, and Mr. Root, Vice President and Director of Government Securities Trading of the Advisor since March 1995, have managed the Fund since March 1995. Mr. Root joined MCM in 1991.

                      MICHIGAN TRIPLE TAX-FREE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide as high a level of current interest income exempt from regular Federal income taxes, Michigan state income and Michigan intangibles tax as is consistent with prudent investment management and preservation of capital.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets are invested in Michigan Municipal Obligations.

  . The Fund will invest primarily in Michigan Municipal Obligations which have remaining maturities of between three and 30 years.

  . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

                              TAX-FREE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a high level of current interest income exempt from Federal income taxes and to generate as competitive a long-term rate of return as is consistent with prudent investment management and preservation of capital.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax. This fundamental policy may only be changed with shareholder approval.

  . The Fund invests primarily in intermediate-term and long-term Municipal
    Obligations which have remaining maturities of between three and 30 years.

  . The Fund's dollar-weighted average maturity will generally be between ten and twenty years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

                        TAX-FREE INTERMEDIATE BOND FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide a competitive level of current interest income exempt from regular Federal income taxes and a total return which, over time, exceeds the rate of inflation and the return provided by tax-free money market instruments.

  . Under normal market conditions, at least 65% of the Fund's assets will be invested in Municipal Obligations.

  . Except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in Municipal Obligations whose interest is exempt from regular Federal income tax.

  . The Fund invests in Michigan Municipal Obligations from time to time.

  . The Fund generally buys obligations with remaining maturities of ten years or less.

  . The Fund's dollar-weighted average maturity will generally be between three and eight years, but may be up to ten years.

  PORTFOLIO MANAGEMENT. Talmadge D. Gunn, Vice President and Director of Tax-Exempt Trading of the Advisor since 1993, manages the Fund. Mr. Gunn formerly was an Assistant Vice President and Securities Trader at Comerica Bank.

                           SHORT TERM TREASURY FUND

  GOAL AND PRINCIPAL INVESTMENTS. The Fund's goal is to provide investors with an enhanced money market return consistent with capital preservation. Under normal conditions, the Fund invests all of its assets in U.S. Treasury securities and repurchase agreements fully collateralized by U.S. Treasury securities. The Fund's dollar-weighted average portfolio maturity usually will not exceed two years.

  The Fund seeks to generate a total return which exceeds money market instruments while minimizing the fluctuation of its net asset value. The Fund, however, is not a money market fund and its net asset value may fluctuate.

  PORTFOLIO MANAGEMENT. Sharon E. Fayolle, Vice President and Director of Money Market Trading for the Advisor, has managed the Fund since October 1996. Prior to joining the Advisor in 1996, she was a European Portfolio Manager for Ford Motor Company.

                             CASH INVESTMENT FUND

  . The Fund's primary goal is as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests in a broad range of short-term, high quality, U.S.
    dollar-denominated instruments.

                        U.S. TREASURY MONEY MARKET FUND

  . The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests its assets solely in short-term bonds, bills and notes issued by the U.S. Treasury (including "stripped" securities), and in repurchase agreements relating to such obligations.

                          TAX-FREE MONEY MARKET FUND

  . The Fund's goal is to provide shareholders with as high a level of current interest income exempt from Federal income taxes as is consistent with maintaining liquidity and stability of principal.

  . The Fund invests substantially all of its assets in short-term, U.S.
    dollar-denominated Municipal Obligations, the interest on which is exempt from regular Federal income tax.

  . Under normal market conditions, the Fund will invest at least 80% of its net assets in Municipal Obligations.

                               MONEY MARKET FUND

  . The Fund's goal is to provide current income consistent with the preservation of capital and liquidity.

  . The Fund invests its assets in a broad range of short-term, high quality, U.S. dollar-denominated instruments, such as bank, commercial and other obligations (including Federal, state and local government obligations) that are available in the money markets.

                     WHO MAY WANT TO INVEST IN THE FUNDS?

 Equity Funds

  These Funds are designed for investors who desire potentially high capital appreciation and who can accept short-term variations in return for potentially greater returns over the long term. In general, the greater the risk, the greater the potential reward. Investors who have a short time horizon, who desire a high level of income or who are conservative in their investment approach may wish to invest in other portfolios offered by the Trust and the Company.

 Bond Funds and Tax-Free Funds

  These Funds are designed for investors who desire potentially higher returns than more conservative fixed rate investments or money market funds and who seek current income. The Michigan Triple Tax-Free Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund may be desirable for investors who seek primarily tax-exempt income. When you choose among the Funds, you should consider both the expected yield of the Funds and potential changes in each Fund's share price. The yield and potential price changes of a Fund's shares depend on the quality and maturity of the obligations in its portfolio, as well as on other market conditions.

 Short Term Treasury Fund and Money Market Funds

  These Funds are designed for investors who desire a high level of income and liquidity and, in the case of the Money Market Funds, stability of principal.

           WHAT ARE THE FUNDS' INVESTMENTS AND INVESTMENT PRACTICES?

  Each Equity Fund invests primarily in EQUITY SECURITIES, which include common stocks, preferred stocks, warrants and other securities convertible into common stocks. Many of the common stocks the Funds (other than Growth & Income Fund) will buy will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Funds. The value of Equity Securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, the forecasts for the issuer's industry and the value of the issuer's assets.

Holders of Equity Securities only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. Warrants are rights to purchase securities at a specified time at a specified price.

  Each Fund may invest in CASH EQUIVALENTS, which are high-quality, short-term money market instruments including, among other things, commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term securities issued by, or guaranteed by, the U.S. Government and its agencies or instrumentalities. These instruments will be used primarily pending investment, to meet anticipated redemptions or as a temporary defensive measure. If a Fund is investing defensively, it may not be pursuing its investment objective.

  All Funds may enter into REPURCHASE AGREEMENTS. Under a repurchase agreement, a Fund agrees to purchase securities from a seller and the seller agrees to repurchase the securities at a later time, typically within seven days, at a set price. The seller agrees to set aside collateral at least equal to the repurchase price. This ensures that the Fund will receive the purchase price at the time it is due, unless the seller defaults or declares bankruptcy, in which event the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligation. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding 397 days provided the repurchase agreement itself matures in 397 days.

  The Equity Funds may purchase AMERICAN DEPOSITORY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS") and GLOBAL DEPOSITORY RECEIPTS ("GDRS"). ADRs are issued by U.S. financial institutions and GDRs and EDRs are issued by European financial institutions. They are receipts evidencing ownership of underlying Foreign Securities.

  The Funds (other than the U.S. Treasury Money Market Fund and Short Term Treasury Fund) may buy shares of registered MONEY MARKET FUNDS. The Funds will bear a portion of the expenses of any investment company whose shares they purchase, including operating costs and investment advisory, distribution and administration fees. These expenses would be in addition to a Fund's own expenses. Each Fund may invest up to 10% of its assets in other investment companies and no more than 5% of its assets in any one investment company.

  All Funds may purchase FIXED INCOME SECURITIES. Fixed Income Securities are securities which either pay interest at set times at either fixed or variable rates, or which realize a discount upon maturity. Fixed Income Securities include corporate bonds, debentures, notes and other similar corporate debt instruments, zero coupon bonds (discount debt obligations that do not make interest payments) and variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. Each Fund may purchase U.S. GOVERNMENT SECURITIES, which are securities issued by, or guaranteed by, the U.S. Government or its agencies or instrumentalities. Such securities include U.S. Treasury bills, which have initial maturities of less than one year, U.S. Treasury notes, which have initial maturities of one to ten years, U.S. Treasury bonds, which generally have initial maturities of greater than ten years, and obligations of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association.

  Each Fund may BORROW MONEY in an amount up to 5% of its assets for temporary purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a "fundamental" policy which only can be changed by shareholders.

  All of the Funds, other than the International Bond Fund, the Michigan Triple Tax-Free Bond Fund and the Tax-Free Intermediate Bond Fund, are classified as "diversified funds." With respect to 75% of each diversified Fund's assets, each diversified fund cannot invest more than 5% of its assets in one issuer (other than the U.S. Government and its agencies and instrumentalities). In addition, each diversified fund cannot invest more than 25% of its assets in a single issuer. These restrictions do not apply to the non-diversified funds.

  The Tax-Free Funds will acquire long-term instruments only which are rated "A" or better by Moody's Investors Service Inc. ("Moody's") or Standard & Poor's Rating Service ("S&P") or, if unrated, are of comparable quality. Such Funds will acquire short-term instruments only which (i) have short-term debt ratings in the top two categories by at least one nationally recognized statistical rating organization, (ii) are issued by an issuer with such ratings or (iii), if unrated, are of comparable quality.

  The Advisor does not intend to invest more than 25% of a Fund's assets in securities whose issuers are in the same state, except that the Advisor may invest more than 25% of the Michigan Triple Tax-Free Bond Fund's and the Tax-Free Intermediate Bond Fund's assets in Michigan Municipal Obligations.

  Each Tax-Free Fund may invest in short-term money market instruments on a temporary basis or for temporary investment purposes. Short-term money market instruments include U.S. government obligations, debt securities of issuers having a rating within the two highest categories of either S&P or Moody's, and certificates of deposit or bankers' acceptances of domestic branches of U.S. banks with at least $1 billion in assets.

  Each Money Market Fund will invest primarily in ELIGIBLE SECURITIES (as defined by the SEC) with remaining maturities of 397 days or less as defined by the SEC (although securities subject to repurchase agreements, variable and floating rate securities and certain other securities may bear longer maturities), and the dollar-weighted average portfolio maturity of each Money Market Fund will not exceed 90 days. Eligible Securities consist of securities that are determined by the Advisor, under guidelines established by the Boards of Trustees and Directors, to present minimal credit risk. Each Fund may also hold uninvested cash pending investment of late payments for purchase orders or during temporary defensive periods.

 Investment Charts

  The following charts summarize the Funds' investments and investment practices. The SAI contains more details. All percentages are based on a Fund's total assets except where otherwise noted. See "What are the Risks of Investing in the Funds?" for a description of the risks involved with the Funds' investment practices.

                                  EQUITY FUNDS

                                        ACCELE-          GROWTH  INTER-  MICRO-
           INVESTMENTS AND              RATING             &    NATIONAL  CAP
         INVESTMENT PRACTICES           GROWTH  BALANCED INCOME  EQUITY  EQUITY
-------------------------------------------------------------------------------
FOREIGN SECURITIES. Includes
 securities issued by non-U.S.
 companies. Present more risks than
 U.S. securities                          25%     25%     25%      Y      25%
-------------------------------------------------------------------------------
LOWER-RATED DEBT SECURITIES. Fixed
 income securities which are rated
 below investment grade by Standard &
 Poor's Ratings Service, Moody's
 Investors Service Inc. or other
 nationally recognized rating agency.
 Considered riskier than investment
 grade securities                          Y       Y      20%      Y       Y
-------------------------------------------------------------------------------
INVESTMENT-GRADE ASSET BACKED
 SECURITIES. Includes debt securities
 backed by mortgages, installment
 sales contracts and credit card
 receivables                               N       Y       N       N       N
-------------------------------------------------------------------------------
STRIPPED SECURITIES. Includes
 participations in trusts that hold
 U.S. Treasury and agency securities
 which represent either the interest
 payments or principal payments on the
 securities or combinations of both        N       Y       N       N       N
-------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE
 CONTRACTS. Obligations of a Fund to
 purchase or sell a specific currency
 at a future date at a set price. May
 decrease a Fund's loss due to a
 change in currency value, but also
 limits gains from currency changes        Y       Y       Y       Y       Y
-------------------------------------------------------------------------------
WHEN-ISSUED PURCHASES AND FORWARD
 COMMITMENTS. Agreement by a Fund to
 purchase securities at a set price,
 with delivery and payment in the
 future. The value of securities may
 change between the time the price is
 set and payment. Not to be used for
 speculation                               Y       Y       Y       Y       Y
-------------------------------------------------------------------------------
FUTURES AND OPTIONS ON FUTURES.(1)
 Contracts in which a Fund has the
 right or the obligation to make
 delivery of or receive securities,
 the cash value of an index or foreign
 currency. Used for hedging purposes
 or to maintain liquidity                  Y       Y       Y       Y       Y
-------------------------------------------------------------------------------
OPTIONS. A Fund may buy options giving
 it the right to require a buyer to
 buy a security held by the Fund (put
 options), buy options giving it the
 right to require a seller to sell
 securities to the Fund (call
 options), sell (write) options giving
 a buyer the right to require the Fund
 to buy securities from the buyer or
 write options giving a buyer the
 right to require the Fund to sell
 securities to the buyer during a set
 time at a set price. Options may
 relate to stock indices, individual
 securities, foreign currencies or
 futures contracts. See the SAI for
 more details and additional
 limitations                               Y       Y       Y       Y       Y
-------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS. A Fund
 sells securities and agrees to buy
 them back later at an agreed upon
 time and price. A method to borrow
 money for temporary purposes              Y       Y       Y       Y       Y
-------------------------------------------------------------------------------
ILLIQUID SECURITIES. Typically there
 is no ready market for these
 securities, which inhibits the
 ability to sell them and to obtain
 their full market value, or there are
 legal restrictions on their resale by
 the Fund                               15%(2)   15%(2)  15%(2)  15%(2)  15%(2)
-------------------------------------------------------------------------------
LENDING SECURITIES. May lend
 securities to financial institutions
 which pay for the use of the
 securities. May increase return.
 Slight risk of borrower failing
 financially                              25%     25%     25%     25%     25%

Key:
Y= investment allowed without restriction
N= investment not allowed
(1) The limitation on margins and premiums for futures is 5% of a Fund's assets

(2) Based on net assets

                       REAL
  MID-       MULTI-   ESTATE   SMALL-  SMALL         FRAMLINGTON              FRAMLINGTON
   CAP       SEASON   EQUITY    CAP   COMPANY         EMERGING   FRAMLINGTON INTERNATIONAL
 GROWTH      GROWTH INVESTMENT VALUE  GROWTH  VALUE    MARKETS   HEALTHCARE     GROWTH
------------------------------------------------------------------------------------------

    25%       25%       N       25%     25%    25%        Y           Y            Y
------------------------------------------------------------------------------------------
     Y         Y        Y        Y       Y      Y         Y           Y            Y
------------------------------------------------------------------------------------------
     N         N        N        N       N      N         N           N            N
------------------------------------------------------------------------------------------
     N         N        N        N       N      N         N           N            N
------------------------------------------------------------------------------------------
     Y         Y        Y        Y       Y      Y         Y           Y            Y
------------------------------------------------------------------------------------------
     Y         Y        Y        Y       Y      Y         Y           Y            Y
------------------------------------------------------------------------------------------
     Y         Y        Y        Y       Y      Y         Y           Y            Y
------------------------------------------------------------------------------------------
     Y         Y        Y        Y       Y      Y         Y           Y            Y
------------------------------------------------------------------------------------------
     Y         Y        Y        Y       Y      Y         Y           Y            Y
------------------------------------------------------------------------------------------
   15%(2)    15%(2)   15%(2)   15%(2) 15%(2)  15%(2)   15%(2)      15%(2)       15%(2)
------------------------------------------------------------------------------------------
    25%       25%      25%      25%     25%    25%       25%         25%          25%

                                   BOND FUNDS

                                                INTER-    INTER-      U.S.
                                          BOND  MEDIATE  NATIONAL  GOVERNMENT
   INVESTMENTS AND INVESTMENT PRACTICES   FUND BOND FUND BOND FUND INCOME FUND
------------------------------------------------------------------------------
  FOREIGN SECURITIES. Securities issued   25%     25%        Y         25%
   by foreign governments and their
   agencies, instrumentalities or
   political subdivisions, supranational
   organizations, and foreign
   corporations.
------------------------------------------------------------------------------
  ASSET-BACKED SECURITIES. Includes debt   Y       Y         Y          Y
   securities backed by mortgages,
   installment sales contracts and
   credit card receivables.
------------------------------------------------------------------------------
  INTEREST RATE AND CURRENCY SWAPS.       Y(1)   Y(1)        Y        Y(1)
   Agreement to exchange payments
   calculated on the basis of relative
   interest or currency rates.
   Derivative instruments used solely
   for hedging.
------------------------------------------------------------------------------
  INTEREST RATE CAPS AND FLOORS. Entitle   N       N         Y          N
   purchaser to receive payments of
   interest to the extent that a
   specified reference rate exceeds or
   falls below a predetermined level.
------------------------------------------------------------------------------
  STRIPPED SECURITIES. Includes            Y       Y         Y          Y
   participations in trusts that hold
   U.S. Treasury and agency securities
   which represent either the interest
   or principal payments on the
   securities or combinations of both.
------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A Fund    Y       Y         Y          Y
   sells securities and agrees to buy
   them back later at an agreed upon
   time and price. A method to borrow
   money for temporary purposes.
------------------------------------------------------------------------------
  FORWARD FOREIGN CURRENCY EXCHANGE        Y       Y         Y          Y
   CONTRACTS. Obligations of a Fund to
   purchase or sell a specific currency
   at a future date at a set price. May
   decrease a Fund's loss due to a
   change in currency value, but also
   limits gains from currency changes.
------------------------------------------------------------------------------
  U.S. BANK OBLIGATIONS. U.S. dollar       Y       Y         Y          Y
   denominated bank obligations,
   including certificates of deposit,
   bankers' acceptances, bank notes,
   time deposits issued by U.S. banks or
   savings institutions having total
   assets in excess of $1 billion.
------------------------------------------------------------------------------
  SUPRANATIONAL ORGANIZATION OBLIGATION.   N       N         Y          N
   Fixed income securities issued or
   guaranteed by supranational
   organizations such as the World Bank.
------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS.         Y       Y         Y          Y
   Agreements of a Fund to make payments
   to an insurance company's general
   account in exchange for a minimum
   level of interest based on an index.

                                                                        U.S.
                                                  INTER-    INTER-   GOVERNMENT
                                           BOND   MEDIATE  NATIONAL    INCOME
   INVESTMENTS AND INVESTMENT PRACTICES    FUND  BOND FUND BOND FUND    FUND
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND FORWARD         Y        Y         Y         Y
   COMMITMENTS. Agreement by a Fund to
   purchase securities at a set price,
   with payment and delivery in the
   future. The value of the securities
   may change between the time the price
   is set and payment. Not to be used
   for speculation.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically there    15%(2)  15%(2)    15%(2)     15%(2)
   is no ready market for these
   securities, which limits the ability
   to sell them for full market value,
   or they are restricted as to resale.
-------------------------------------------------------------------------------
  FUTURES AND OPTIONS ON FUTURES.(3)        Y        Y         Y         Y
   Contracts in which a Fund has the
   right or the obligation to make
   delivery of, or receive, securities,
   the cash value of an index or foreign
   currency. Used for hedging purposes
   or to maintain liquidity.
-------------------------------------------------------------------------------
  OPTIONS. A Fund may buy options giving    Y        Y         Y         Y
   it the right to require a buyer to
   buy a security held by the Fund (put
   options), buy options giving it the
   right to require a seller to sell
   securities to the Fund (call
   options), sell (write) options giving
   a buyer the right to require the Fund
   to buy securities from the buyer or
   write options giving a buyer the
   right to require the Fund to sell
   securities to the buyer during a set
   time at a set price. Options may
   relate to stock indices, individual
   securities or foreign currencies. See
   the SAI for more details and
   additional limitations.
-------------------------------------------------------------------------------
  LENDING SECURITIES. May lend              25%     25%       25%        25%
   securities to financial institutions
   which pay for the use of securities.
   May increase return. Slight risk of
   borrower failing financially.






Key:
Y=  Investment allowed without restriction
N=  Investment not allowed
(1)  Interest rate swaps only
(2)  Based on net assets
(3) The limitation on margins and premiums for futures is 5% of a Fund's assets

                  TAX-FREE FUNDS AND SHORT TERM TREASURY FUND

                                          SHORT   MICHIGAN            TAX-FREE
                                           TERM    TRIPLE              INTER-
                                         TREASURY TAX-FREE  TAX-FREE   MEDIATE
  INVESTMENTS AND INVESTMENT PRACTICES     FUND   BOND FUND BOND FUND BOND FUND
-------------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS. Payable from       N         Y         Y         Y
   the issuer's general revenue, the
   revenue of a specific project,
   current revenues or a reserve fund.
-------------------------------------------------------------------------------
  MICHIGAN MUNICIPAL OBLIGATIONS.           N         Y         Y         Y
   Municipal Obligations issued by the
   State of Michigan and its political
   subdivisions.
-------------------------------------------------------------------------------
  FOREIGN SECURITIES. Securities issued     N        25%       25%       25%
   by foreign governments and their
   agencies, instrumentalities or
   political subdivisions,
   supranational organizations, and
   foreign corporations.
-------------------------------------------------------------------------------
  SHORT-TERM MONEY MARKET INSTRUMENTS.      Y         Y         Y         Y
   High quality short-term instruments
   including, among other things,
   commercial paper, bankers'
   acceptances certificates of deposit
   and short-term corporate
   obligations.
-------------------------------------------------------------------------------
  GUARANTEED INVESTMENT CONTRACTS.          N         N         N         N
   Agreements of a Fund to make
   payments to an insurance company's
   general account in exchange for a
   minimum level of interest based on
   an index.
-------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND FORWARD         N         Y         Y         Y
   COMMITMENTS. Agreement by a Fund to
   purchase securities at a set price,
   with payment and delivery in the
   future. The value of the securities
   may change between the time the
   price is set and payment. May not be
   used for speculation.
-------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically there      N      15%(1)    15%(1)    15%(1)
   is no ready market for these
   securities, which limits the ability
   to sell them for full market value,
   or they are restricted as to resale.
-------------------------------------------------------------------------------
  LENDING SECURITIES. May lend             25%       25%       25%       25%
   securities to financial institutions
   which pay for the use of securities.
   May increase return. Slight risk of
   borrower failing financially.
-------------------------------------------------------------------------------
  U.S. TREASURY SECURITIES. Includes        Y         Y         Y         Y
   U.S. Treasury bills, notes and
   bonds.
-------------------------------------------------------------------------------
  REVERSE REPURCHASE AGREEMENTS. A Fund     Y         N         N         N
   sells securities and agrees to buy
   them back later at an agreed upon
   time and price. A method to borrow
   money for temporary purposes.

Key:
Y= Investment allowed without restriction
N= Investment not allowed
(1) Based on net assets

                               MONEY MARKET FUNDS

                                                                       U.S.
   INVESTMENTS AND INVESTMENT      CASH        MONEY     TAX-FREE    TREASURY
           PRACTICES            INVESTMENT    MARKET       MONEY       MONEY
-----------------------------------------------------------------------------
  CORPORATE OBLIGATIONS:
   . Commercial paper
     (including paper of
     Canadian cos., Canadian
     branches of U.S. cos.,
     and Europaper)                  Y           Y           N           N
   . Corporate bonds                 Y           Y           N           N
   . Other short-term
     obligations                     Y           Y           N           N
   . Variable Master Demand
     Notes                           Y           Y           N           N
   . Bond Debentures                 Y           Y           N           N
   . Notes                           Y           Y           N           N

-----------------------------------------------------------------------------
  ASSET-BACKED SECURITIES.           Y           Y           N           N
   Includes debt securities
   backed by mortgages,
   installment sales
   contracts and credit card
   receivables.

-----------------------------------------------------------------------------
  U.S. GOVERNMENT
   OBLIGATIONS:
   . Issued or guaranteed by
     U.S. Government                 Y           Y           N           Y
   . Issued or guaranteed by
     U.S. Government agencies
     and instrumentalities           Y           Y           N           N

-----------------------------------------------------------------------------
  BANK OBLIGATIONS. U.S.             Y           Y           N           N
   dollar--denominated only;
   includes CDs, bankers'
   acceptances, bank notes,
   deposit notes and
   interest-bearing savings
   and time deposits, issued
   by U.S. or savings
   institutions with total
   assets greater than $1
   billion.

-----------------------------------------------------------------------------
  STRIPPED SECURITIES:
   . Participation in trusts
     that hold U.S. treasury
     and agency securities           Y           Y           Y           N
   . U.S. Treasury-issued
     receipts                        Y           Y           Y          35%
   . Non-U.S. Treasury
     receipts                        Y           Y           Y           N

-----------------------------------------------------------------------------
  MUNICIPAL REVENUE                  N           N           Y           N
   OBLIGATIONS. Obligations
   the interest on which is
   paid solely from the
   revenues of similar
   projects.

-----------------------------------------------------------------------------
  MUNICIPAL OBLIGATIONS.             5%          5%       no more        N
   Payable from the issuer's                               than
   general revenue, the                                 25% in any
   revenue of a specific                                 one state
   project, current revenues
   or a reserve fund.

-----------------------------------------------------------------------------
  REVERSE REPURCHASE                 Y           Y           N           Y
   AGREEMENTS. A Fund sells
   securities and agrees to
   buy them back later at an
   agreed upon time and
   price. A method to borrow
   money for temporary
   purposes.

-----------------------------------------------------------------------------
  GUARANTEED INVESTMENT              Y           Y           N           N
   CONTRACTS. Agreements of a
   Fund to make payments to
   an insurance company's
   general account in
   exchange for a minimum
   level of interest based on
   an index.

--------------------------------------------------------------------------------

                                                                         U.S.
    INVESTMENTS AND INVESTMENT       CASH        MONEY     TAX-FREE    TREASURY
            PRACTICES             INVESTMENT    MARKET       MONEY       MONEY
--------------------------------------------------------------------------------
  WHEN-ISSUED PURCHASES AND            Y           Y           Y           Y
   FORWARD COMMITMENTS.
   Agreement by a Fund to
   purchase securities at a set
   price, with payment and
   delivery in the future. The
   value of the securities may
   change between the time the
   price is set and payment. Not
   to be used for speculation.

--------------------------------------------------------------------------------
  FOREIGN SECURITIES. Debt            25%         25%          N           N
   obligations issued by foreign
   governments, and their
   agencies, instrumentalities
   or political subdivisions,
   supranational organizations,
   and foreign corporations or
   convertible into foreign
   stock.

--------------------------------------------------------------------------------
  ILLIQUID SECURITIES. Typically      10%(1)      10%(1)      10%(1)      10%(1)
   there is no ready market for
   these securities, which
   limits the ability to sell
   them for full market value,
   or there are legal
   restrictions on their resale
   by a Fund.

--------------------------------------------------------------------------------
  LENDING SECURITIES. May lend        25%         33 1/3%     25%         25%
   securities to financial
   institutions which pay for
   the use of securities. May
   increase return. Slight risk
   of borrower failing
   financially.

--------------------------------------------------------------------------------
KEY:
Y = Investment allowed without restriction
N = Investment not allowed

(1) Based on net assets

                 WHAT ARE THE RISKS OF INVESTING IN THE FUNDS?

 All Funds

  Consistent with a long-term investment approach, investors in a Fund should be prepared and able to maintain their investments during periods of adverse market conditions. By itself, no Fund constitutes a balanced investment program and there is no guarantee that any Fund will achieve its investment objective since there is uncertainty in every investment.

  A fund's risk is mostly dependent on the types of securities it purchases and its investment techniques. Certain Funds are authorized to use options, futures, and forward foreign currency exchange contracts, which are types of derivative instruments. Derivative instruments are instruments that derive their value from a different underlying security, index or financial indicator. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) leverage risk, that is, the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); and (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

  The risks of the various investment techniques the Funds use are described in more detail in the SAI.

 Equity Funds

  Investing in these Funds may be less risky than investing in individual stocks due to the diversification of investing in a portfolio of many different stocks; however, such diversification does not eliminate all risks. Because the Funds invest mostly in Equity Securities, rises and falls in the stock market in general, as well as in the value of particular Equity Securities held by the Funds, can affect the Funds' performance. Your investment in the Funds is not guaranteed. The net asset value of the Funds will change daily and you might not recoup the amount you invest in the Funds.

 Bond Funds, Tax-Free Funds and Short Term Treasury Fund

  The value of each Fund's shares, like the value of most securities, will rise and fall in response to changes in economic conditions, interest rates and the market's perception of the underlying securities held by the Fund. Investing in the Funds may be less risky than investing in individual Fixed Income Securities due to the diversification of investing in a portfolio containing many different Fixed Income Securities; however, such diversity does not eliminate all risks. The Funds invest mostly in Fixed Income Securities, whose values typically rise when interest rates fall and fall when interest rates rise. Fixed Income Securities with shorter maturities (time period until repayment) tend to be less affected by interest rate changes, but generally offer lower yields than securities with longer maturities. Current yield levels should not be considered representative of yields for any future time. Securities with variable interest rates may exhibit greater price variations than ordinary securities. Zero coupon bonds are subject to greater market fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest.

 Money Market Funds

  Each Money Market Fund attempts to maintain a constant net asset value of $1.00 per share. However, your investment in the Funds is not guaranteed.

  Although the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund expect under normal market conditions to be as fully invested as possible, each Fund may hold uninvested cash pending investment of late payments for purchase orders (or other payments) or during temporary defensive periods. Uninvested cash will not earn income. In general, investments in the Cash Investment Fund, Money Market Fund and U.S. Treasury Money Market Fund will not earn as high a level of current income as longer-term or lower quality securities. Longer-term and lower quality securities, however, generally have less liquidity, greater market risk and more fluctuation in market value.

  Although the Tax-Free Money Market Fund may invest more than 25% of its nets assets in municipal revenue obligations, the interest on which is paid solely from revenues of similar projects, the Tax-Fee Money Market Fund does not intend to do so on a regular basis. If it does, the Fund will be riskier than a fund which does not concentrate to such an extent on similar projects.

 Micro-Cap Equity Fund, Small-Cap Value Fund, Mid-Cap Growth Fund and Small Company Growth Fund

  The Advisor believes that smaller companies can provide greater growth potential and potentially higher returns than larger firms. Investing in smaller companies, however, is riskier than investing in larger companies. The stock of smaller companies may trade infrequently and in lower volume, making it more difficult for a Fund to sell the stocks of smaller companies when it chooses. Smaller companies may have limited product lines, markets, financial resources and distribution channels, which makes them more sensitive to changing economic conditions. Stocks of smaller companies historically have had larger fluctuations in price than stocks of larger companies included in the S&P 500.

 Framlington Emerging Markets Fund, Framlington International Growth Fund, International Equity Fund and International Bond Fund

  Investing in any these Funds, with its larger investment in Foreign Securities, may involve more risk than investing in a U.S. fund for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign markets have less volume than U.S. markets, and the securities of some foreign companies are less liquid and more volatile than the securities of comparable U.S. companies; (4) there may be less government regulation of stock exchanges, brokers, listed companies and banks in foreign countries than in the United States; (5) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (6) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization of bank deposits, establishment of exchange controls, political or social instability or diplomatic developments; (7) fluctuations in foreign exchange rates will affect the value of the Fund's portfolio securities, the value of dividends and interest earned, gains and loses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (8) possible imposition of dividend or interest withholding by a foreign country.

 Real Estate Equity Investment Fund

  The Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Fund will be particularly vulnerable to declines in real estate prices and new construction rates. The Fund may be riskier than a fund investing in a broader range of industries.

 Framlington Healthcare Fund

  The Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures. The Fund may be riskier than a fund investing in a broader range of industries.

 International Bond Fund, Michigan Triple Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund

  These Funds are non-diversified and hold securities of a limited number of issuers. The Funds may, therefore, pose a greater risk to investors than an investment in a diversified fund. The Michigan Triple Tax-Free Bond Fund invests primarily in Michigan Municipal Obligations. If Michigan issuers suffer serious financial difficulties jeopardizing their ability to pay their obligations, the value of such Fund may decline.

                                  PERFORMANCE

                   HOW IS THE FUNDS' PERFORMANCE CALCULATED?

  There are various ways in which the Funds may calculate and report their performance. Performance is calculated separately for each class of shares.

  One method is to show a Fund's total return. Cumulative total return is the percentage change in the value of an amount invested in a class of shares of a Fund over a stated period of time and takes into account reinvested dividends. Cumulative total return most closely reflects the actual performance of a Fund.

  Average annual total return refers to the average annual compounded rates of return over a specified period on an investment in shares of a Fund determined by comparing the initial amount invested to the ending redeemable value of the amount, taking into account reinvested dividends.

  Each Fund may also publish its current yield. Yield is the net investment income generated by a share of a Fund during a 30-day period divided by the maximum offering price on the 30th day.

  The current yield of shares in the Money Market Funds refers to the net income generated by an investment in shares over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. "Effective yield" is calculated similarly but, when annualized, the income earned by an investment in a class is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" of shares of the Tax-Free Money Market Fund may also be quoted from time to time, which shows the level of taxable yield needed to produce an after-tax equivalent to the tax-free yield of a particular class. This is done by increasing the yield (calculated as above) by the amount necessary to reflect the payment of Federal and/or state income taxes at a stated rate.

  You should be aware that (i) past performance does not indicate how a Fund will perform in the future; and (ii) each Fund's return and net asset value will fluctuate, so you cannot necessarily use a Fund's performance data to compare it to investment in certificates of deposit, savings accounts or other investments that provide a fixed or guaranteed yield.

  Each Fund may compare its performance to that of other mutual funds, such as the performance of similar funds reported by Lipper Analytical Services, Inc. or information reported in national financial publications (such as Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times) or in local or regional publications. Each Fund may also compare its total return to broad-based indices. These indices show the value of selected portfolios of securities (assuming reinvestment of interest and dividends) which are not managed by a portfolio manager. The Funds may report how they are performing in comparison to the Consumer Price Index, an indication of inflation reported by the U.S. Government.

                     WHERE CAN I OBTAIN PERFORMANCE DATA?

  The Wall Street Journal and certain local newspapers report information on the performance of mutual funds. In addition, performance information is contained in the Funds' annual report dated June 30 of each year and semi-annual report dated December 31 of each year, which will automatically be mailed to shareholders. To obtain copies of financial reports or performance information, call (800) 438-5789.

                       PURCHASES AND EXCHANGES OF SHARES

  The following persons may purchase Class Y Shares:

  . Fiduciary and discretionary accounts of institutions

  . institutional investors (including banks, savings institutions, credit unions and other financial institutions, pension, profit sharing and employee benefit plans and trusts, insurance companies, investment companies, investment advisors and broker-dealers acting either for their own accounts or for the accounts of institutional investors)

  . Directors, trustees, officers and employees of the Trust, the Company, Framlington, the Advisor and the Distributor

  . the Advisor's investment advisory clients

  . family members of employees of the Advisor

  Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information concerning the Funds' other classes of shares.

                        WHAT PRICE DO I PAY FOR SHARES?

  Class Y Shares are sold at the net asset value next determined by the Funds without any initial sales charge. You should be aware that broker-dealers (other than the Funds' Distributor) may charge investors additional fees if shares are purchased through them.

  Except in certain limited circumstances, each Fund determines its net asset value ("NAV") on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day") at the close of such trading (normally 4:00 p.m. Eastern time). The Money Market Funds also determine their NAVs at 2:45 p.m. (Eastern time). If we receive your purchase order and payment for a Money Market Fund by 2:45 p.m. (Eastern time) on a Business Day, you will receive dividends on that day. Each Fund calculates NAV separately for each class of shares of a Fund. NAV is calculated by totaling the value of all of the assets of a Fund allocated to a particular class of shares, subtracting the Fund's liabilities and expenses charged to that class and dividing the result by the number of shares of that class outstanding.

                          WHEN CAN I PURCHASE SHARES?

  Shares of each Fund are sold on a continuous basis and can be purchased on any Business Day.

                   WHAT IS THE MINIMUM REQUIRED INVESTMENT?

  The minimum initial investment by fiduciary and discretionary accounts of institutions and institutional investors for Class Y Shares of the Real Estate Equity Investment Fund is $250,000 and $500,000 for Class Y Shares of all other Funds. Other types of investors are not subject to any minimum required investment.

                          HOW CAN I PURCHASE SHARES?

  You can purchase Class Y Shares in a number of different ways. You may place orders for Class Y Shares directly through the Transfer Agent or the Distributor or through arrangements with a financial institution.

  . THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

  . BY MAIL. You may open an account by mailing a completed and signed
    Account Application Form and a check or other negotiable bank draft (payable to the Munder Funds) to: THE MUNDER FUNDS, C/O FIRST DATA INVESTOR SERVICES GROUP, P.O. BOX 5130, WESTBOROUGH, MASSACHUSETTS 01581-5130. You can obtain an Account Application Form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above.

  . BY WIRE. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

                     Boston Safe Deposit and Trust Company
                     Boston, MA
                     ABA# 011001234
                     DDA# 16-798-3
                     Account No.:

  Note that banks may charge fees for transmitting wires.

  . AUTOMATIC INVESTMENT PLAN ("AIP"). Under the AIP, you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP Application Form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

  You will not be issued a share certificate, unless you request one in writing. We reserve the right to (i) reject any purchase order if, in our opinion, it is in the Funds' best interest to do so and (ii) suspend the offering of shares of any Class for any period of time. You may pay for shares of each Fund, other than the Real Estate Equity Investment Fund, with securities which the Fund is allowed to hold.

  See the SAI for further information regarding purchases of the Funds' shares.

                          HOW CAN I EXCHANGE SHARES?

  You may exchange Class Y Shares of the Funds for Class Y Shares of other funds of the Trust, the Company or Framlington based on their relative net asset values.

  You must meet the minimum purchase requirements for the fund of the Trust, the Company or Framlington that you purchase by exchange. You must pay any difference in sales charge at the time of exchange. Please note that a share exchange may be a taxable event and accordingly, you may realize a taxable gain or loss. Before making an exchange request, read the Prospectus of the fund you wish to purchase by exchange. You can obtain a Prospectus for any fund of the Trust, the Company or Framlington by contacting your broker or the Funds at (800) 438-5789. Brokers may charge a fee for handling exchanges.

  We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

                             REDEMPTIONS OF SHARES

                 WHAT PRICE DO I RECEIVE FOR REDEEMED SHARES?

  The redemption price is the net asset value next determined after we receive the redemption request in proper order.

                           WHEN CAN I REDEEM SHARES?

  You can redeem shares on any Business Day, provided all required documents have been received by the Transfer Agent. A Fund may temporarily stop redeeming shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their assets or accurately determine the value of their assets or if the SEC orders the Funds to suspend redemptions.

                           HOW CAN I REDEEM SHARES?

  Redemption orders are effected at the net asset value per share next determined after receipt of the order by the Transfer Agent. Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

  . INVOLUNTARY REDEMPTION. We may redeem your account if its value falls below $500 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

  . FREE CHECKWRITING. Free checkwriting is available to holders of Class Y
    Shares of the Bond Funds (other than International Bond Fund), Tax-Free Funds and Money Market Funds who complete the Signature Card Section of the Account Application Form. You may write checks in the amount of $500 or more and you may not close a Fund account by writing a check. We may change or terminate this program on 30 days' notice to you.

                    WHEN WILL I RECEIVE REDEMPTION AMOUNTS?

  If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time) on a Business Day, we will normally wire payment to the redeeming institution on the next Business Day. With respect to a Money Market Fund, if we receive a redemption order before noon (Eastern time) on a Business Day, we will normally wire payment on the same Business Day. We may delay wiring redemption proceeds for up to seven days if we feel an earlier payment would have a negative impact on the Fund.

                     STRUCTURE AND MANAGEMENT OF THE FUNDS

                         HOW ARE THE FUNDS STRUCTURED?

  The Trust, the Company and Framlington are each an open-end management investment company, which is a mutual fund that sells and redeems shares every day that it is open for business. They are managed under the direction of their governing Boards of Trustees and Directors, which are responsible for the overall management of the Trust, the Company and Framlington and supervise the Funds' service providers. The Trust and Framlington are organized as Massachusetts business trusts and the Company is a Maryland corporation.

                      WHO MANAGES AND SERVICES THE FUNDS?

  INVESTMENT ADVISOR. The Funds' investment advisor is Munder Capital Management, a Delaware general partnership with its principal offices at 480 Pierce Street, Birmingham, Michigan 48009. The principal partners of the Advisor are MCM, Munder Group LLC, Woodbridge and WAM Holdings, Inc. ("WAM"). MCM was founded in February, 1985 as a Delaware corporation and was a registered investment advisor. Woodbridge and WAM are indirect, wholly-owned subsidiaries of Comerica Incorporated. Mr. Lee P. Munder, the Advisor's chief executive officer, indirectly owns or controls a majority of the partnership interests in the Advisor. As of June 30, 1997, the Advisor and its affiliates had approximately $41 billion in assets under management, of which $22 billion were invested in equity securities, $8 billion were invested in money market or other short-term instruments, and $11 billion were invested in other fixed income securities.

  The Advisor provides overall investment management for each Fund (other than the Framlington Funds), provides research and credit analysis, and is responsible for all purchases and sales of portfolio securities.

  The Advisor is responsible for the overall management of the Framlington Funds. Framlington Overseas Investment Management Limited, the sub-advisor of the Framlington Funds, is responsible for buying and selling securities for the Framlington Funds. It is an indirect subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

  During the fiscal year ended June 30, 1997, the Advisor was paid an advisory fee at an annual rate based on the average daily net assets of each Fund (after waivers if any) as follows:

Accelerating Growth Fund...........  0.75%
Balanced Fund......................  0.65%
Growth & Income Fund...............  0.75%
International Equity Fund..........  0.75%
Micro-Cap Equity Fund..............  1.00%
Mid-Cap Growth Fund................  0.74%
Multi-Season Growth Fund...........  0.75%
Real Estate Equity Investment Fund.  0.74%
Small-Cap Value Fund...............  0.75%
Small Company Growth Fund..........  0.75%
Value Fund.........................  0.74%
Framlington Emerging Markets Fund..  1.25%
Framlington Healthcare Fund........  1.00%

Framlington International Growth
 Fund............................. 1.00%
Bond Fund......................... 0.50%
Intermediate Bond Fund............ 0.50%
International Bond Fund........... 0.50%
U.S. Government Income Fund....... 0.50%
Michigan Triple Tax-Free Fund..... 0.50%
Tax-Free Bond Fund................ 0.50%
Tax-Free Intermediate Bond Fund... 0.50%
Short Term Treasury Fund.......... 0.25%
Money Market Fund................. 0.40%
Cash Investment Fund.............. 0.35%
Tax-Free Money Market Fund........ 0.35%
U.S. Treasury Money Market Fund... 0.35%

  The Advisor waived advisory fees during the past fiscal year for the Multi-Season Growth Fund. The Advisor is also entitled to receive an annual fee equal to 1.00% of the first $500 million of the Multi-Season Growth Fund's average daily net assets and .75% of the Fund's average daily net assets over $500 million.

  The Sub-Advisor is entitled to receive an advisory fee equal to one-half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

  The Advisor may, from time to time, make payments to banks, broker-dealers or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The Advisor makes such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

  The Advisor selects broker-dealers to execute portfolio transactions for the Funds based on best price and execution terms. The Advisor may consider as a factor the number of shares sold by the broker-dealer.

  PERFORMANCE INFORMATION. The tables below contain performance information for certain Funds created through the conversion of a common or collective trust fund which had investment objectives and policies materially equivalent to those of the corresponding Funds. Immediately before and after the conversion, the same person managed both the common or collective trust fund and the corresponding Fund.

  The table for each Fund

  . includes the average annual total returns of the common or collective trust fund and the average annual total returns of the corresponding Fund linked together

  . assumes that net investment income and dividends have been reinvested

  . assumes that the common or collective trust fund paid the same levels of fees and expenses as the corresponding Fund currently pays

  . does not reflect any potential negative impact on the common and collective trust funds' performance if they had been subjected to the same regulatory restrictions (the 1940 Act and the Internal Revenue Code of 1986, as amended) as the corresponding Fund

  . indicates past performance only and does not predict future results


                                                   MUNDER ACCELERATING
                   PERIOD ENDED                        GROWTH FUND
                  JUNE 30, 1997                        (CLASS Y)*      S&P 500**
                  -------------                    ------------------- ---------
1 Year............................................        5.07%         34.68%
3 Years...........................................       18.29%         28.83%
5 Years...........................................       14.91%         19.76%
Inception on January 1, 1990......................       12.64%         16.24%

--------
*  Converted from collective trust fund to mutual fund on December 1, 1991.
** S&P 500 performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.


                                               MUNDER SMALL COMPANY
                 PERIOD ENDED                      GROWTH FUND      RUSSELL 2000
                JUNE 30, 1997                       (CLASS Y)*        INDEX**
                -------------                  -------------------- ------------
1 Year........................................        19.26%           16.33%
3 Years.......................................        29.50%           20.07%
5 Years.......................................        21.94%           17.88%
10 Years......................................        15.03%           11.16%
Inception on December 31, 1982................        15.42%           13.01%

--------
* Converted from collective trust fund to mutual fund on December 1, 1991. ** Russell 2000 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                     MUNDER INTERNATIONAL
            PERIOD ENDED                 EQUITY FUND         FT/S&P ACTUARIES
           JUNE 30, 1997                  (CLASS Y)*      WORLD INDEX EX. U.S.**
           -------------             -------------------- ----------------------
1 Year..............................        18.35%                12.90%
3 Years.............................        13.37%                 9.09%
5 Years.............................        11.42%                12.90%
Inception on September 30, 1990.....        11.65%                11.27%

--------
* Converted from collective trust fund to mutual fund on December 1, 1991. ** FT/S&P Actuaries World Index ex. U.S. performance shows total return in
   U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Ibbotson Associates, Inc.


                                                              MUNDER
                      PERIOD ENDED                        INDEX 500 FUND S&P 500
                      JUNE 30, 1997                         (CLASS Y)*   INDEX**
                      -------------                       -------------- -------
1 Year...................................................     34.19%     34.68%
3 Years..................................................     28.49%     28.83%
5 Years..................................................     19.40%     19.76%
Inception on January 27, 1988............................     16.90%     17.46%

--------
* Converted from collective trust fund to mutual fund on December 1, 1991. ** S&P 500 Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes. Source: Lipper Analytical Services, Inc.

                                                       MUNDER
                                                      BOND FUND LEHMAN BROTHERS
                    PERIOD ENDED                       (CLASS   GOV'T/CORP. BOND
                    JUNE 30, 1997                        Y)*        INDEX**
                    -------------                     --------- ----------------
1 Year...............................................   6.98%         7.75%
3 Years..............................................   7.48%         8.34%
5 Years..............................................   5.42%         7.23%
10 Years.............................................   7.76%         8.72%

--------
  *Converted from collective trust fund to mutual fund on December 1, 1991. **Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
  Source: Lipper Analytical Services, Inc.

                                                    MUNDER
                                                U.S. GOVERNMENT LEHMAN BROTHERS
                 PERIOD ENDED                     INCOME FUND   GOV'T/CORP. BOND
                 JUNE 30, 1997                    (CLASS Y)*        INDEX**
                 -------------                  --------------- ----------------
1 Year.........................................      7.75%            7.75%
3 Years........................................      7.66%            8.34%
5 Years........................................      6.34%            7.23%
10 Years.......................................      8.06%            8.72%

--------
  *Converted from collective trust fund to mutual fund on July 5, 1994. **Lehman Brothers Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
  Source: Lipper Analytical Services, Inc.

                                                                          LEHMAN
                                                          MUNDER      BROTHERS
                                                       INTERMEDIATE INTERMEDIATE
                     PERIOD ENDED                       BOND FUND   GOV'T/CORP.
                    JUNE 30, 1997                       (CLASS Y)*  BOND INDEX**
                    -------------                      ------------ ------------
1 Year................................................     6.60%       7.22%
3 Years...............................................     6.83%       7.51%
5 Years...............................................     5.54%       6.49%
10 Years..............................................     7.27%       8.16%
Inception on March 31, 1982...........................     9.06%      10.31%

--------
  *Converted from collective trust fund to mutual fund on December 1, 1991. **Lehman Brothers Intermediate Government/Corporate Bond Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
  Source: Lipper Analytical Services, Inc.

                                                           MUNDER
                                                          TAX-FREE
                                                          BOND FUND    LEHMAN
                      PERIOD ENDED                         (CLASS   20-YEAR MUNI
                      JUNE 30, 1997                          Y)*    BOND INDEX**
                      -------------                       --------- ------------
1 Year...................................................   7.40%      9.42%
3 Years..................................................   6.93%      8.86%
5 Years..................................................   6.52%      7.86%
10 Years.................................................   7.01%      9.05%

--------
  *Converted from common trust fund to mutual fund on July 21, 1994.

 **Lehman 20-Year Municipal Bond Index performance shows total return in U.S.
  dollars but does not reflect the deduction of fees, expenses and taxes.

  Source: Lipper Analytical Services, Inc.

INDICES

  The S&P 500 is an unmanaged index of common stock prices, including reinvestment of dividends.

  The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S. domiciled companies whose stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and the NASDAQ.

  The FT/S&P Actuaries World Index ex. U.S. is an unmanaged index used to portray global equity market excluding the U.S. The Index is weighted based on the market capitalization of those stocks selected to represent each country and includes gross reinvestment of dividends.

  The Lehman Brothers Government/Corporate Bond Index is weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations, and corporate debt guaranteed by the U.S. Government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations.

  The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. Government or any agency thereof, quasi-Federal corporations and corporate debt guaranteed by the U.S. Government with a maturity of between one and ten years and (ii) Lehman Brothers Corporate Bond Index.

  The Lehman Brothers 20-Year Municipal Bond Index is a performance benchmark for the long-term investment-grade tax-exempt bond market.

PERFORMANCE OF FRAMLINGTON ACCOUNTS MANAGED BY THE SUB-ADVISOR

  The tables below contain certain performance information provided by the Sub-Advisor relating to accounts managed by the Sub-Advisor and which have investment objectives and policies similar to those of the corresponding Framlington Funds. See "Fund Choices" and "What are the Funds' Investments and Investment Practices." In the case of the Healthcare portfolio performance, the data relates to a unit trust organized under the laws of the United Kingdom managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Healthcare Fund. In the case of Emerging Markets portfolio performance, the data relates to a Canadian-based institutional emerging markets portfolio managed by the same personnel of the Sub-Advisor with similar investment objectives and policies to the Framlington Emerging Markets Fund.

  The trust account performance is provided by Micropal, an independent research organization that is a recognized source of performance data in the UK unit trust industry. The data is U.S. dollar adjusted on the basis of exchange rates provided by Datastream using WM/Reuters closing rates. The performance figures are net of brokerage commissions, actual investment advisory fees and initial sales charges. The data assume the reinvestment of net income and capital gain distributions. The trust account returns are calculated using beginning offer and ending bid prices for periods ended December 31, 1996.

  You should not rely on the following performance data of the Sub-Advisor's client accounts as an indication of future performance of the Framlington Funds. It should be noted that the management of the Funds will be affected by regulatory requirements under the Investment Company Act of 1940 (the "1940 Act") and requirements of the Internal Revenue Code of 1986, as amended, to qualify as a regulated investment company.

 PERIOD ENDED                                           U.K.    S&P HEALTHCARE
 DECEMBER 31,                                          HEALTH   COMPOSITE INDEX
     1996                                             PORTFOLIO CAPITAL CHANGE
 ------------                                         --------- ---------------
1 Year...............................................   10.75%       18.48%
3 Years..............................................   96.93%      100.49%
5 Years..............................................   99.43%       45.60%
Inception on April 30, 1987..........................  411.08%      239.64%

  Performance for the Health trust account is calculated on an offer-bid basis; US Dollar adjusted total return net of all management fees but not reflective U.K. tax. Source: Micropal.

  S&P Healthcare Composite Index performance shows capital change in U.S. Dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Datastream.

                                                                         MSCI
                                                                       EMERGING
                                                              CANADIAN MARKETS
 PERIOD ENDED                                                 EMERGING   FREE
 DECEMBER 31,                                                 MARKETS   TOTAL
     1996                                                     ACCOUNT   RETURN
 ------------                                                 -------- --------
1 Year.......................................................  5.16 %    6.03 %
Inception on November 1, 1994................................ (3.68)%  (12.37)%

  MSCI Emerging Markets Free Index performance shows total return in U.S. dollars but does not reflect the deduction of fees, expenses and taxes.
Source: Datastream.

  The performance of the Canadian institutional account is measured by the World Markets Company on a total return basis and has been re-calculated net of the management fee charged the Canadian institutional account. The inception date of the Canadian institutional account is November 1, 1994.

INDICES

  The S&P Healthcare Composite Index is the composite Healthcare section of the S&P 500 Index as defined and tracked by S&P. This index covers securities listed in the USA only.

  The MSCI Emerging Markets Free Index is maintained by Morgan Stanley Capital International, covers 26 countries and represents the investment opportunities in emerging markets available to foreign investors. Total return is calculated using the prices of the companies tracked and assumes the reinvestment of dividends.

  TRANSFER AGENT. First Data Investor Services Group, Inc. is the Funds' transfer agent. The Transfer Agent is a wholly-owned subsidiary of First Data Corporation and is located at 53 State Street, Boston, Massachusetts 02109.

  ADMINISTRATOR. State Street Bank and Trust Company ("State Street" or the "Administrator") is the Funds' administrator. State Street is located at 225 Franklin Street, Boston, Massachusetts 02110. State Street generally assists the Company, the Trust and Framlington in all aspects of their administration and operations including the maintenance of financial records and fund accounting. As compensation for its services, State Street is entitled to receive fees, based on the aggregate daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which it provides services, computed daily and payable monthly at the annual rate of
 .051% of the first $7.5 billion of net assets, plus .045% of the next $2.5 billion of net assets, plus .03% of the next $2.5 billion of net assets, plus
 .02% of net assets over $12.5 billion.

  State Street has entered into a Sub-Administration Agreement with the Distributor under which the Distributor provides certain administrative services with respect to the Funds. State Street pays the Distributor a fee for these services out of its own resources at no cost to the Funds.

  CUSTODIAN. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, provides custodial services to the Funds. No compensation is paid to the Custodian for its services. State Street also serves as Sub-Custodian to the Funds. As compensation for its services, the Sub-Custodian is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of 1.00% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

  DISTRIBUTOR. Funds Distributor Inc. is the distributor of the Funds' shares and is located at 60 State Street, Boston, Massachusetts 02109. It markets and sells the Funds' shares.

  For an additional description of the services performed by the Administrator, Transfer Agent, the Custodian, the Sub-Custodian and the Distributor, see the SAI.

                     WHAT ARE MY RIGHTS AS A SHAREHOLDER?

  All shareholders have equal voting, liquidation and other rights. You are entitled to one vote for each share you hold and a fractional vote for each fraction of a share you hold. You will be asked to vote on matters affecting the Trust, the Company or Framlington as a whole and affecting your particular Fund. You will not vote by Class unless expressly required by law or when the Trustees or Directors determine the matter to be voted on affects only the interests of the holders of a particular class of shares. The Trust, the Company and Framlington will not hold annual shareholder meetings, but special meetings may be held at the written request of shareholders owning more than 10% of outstanding shares for the purpose of removing a Trustee or Director. Under Massachusetts law, it is possible that a shareholder may be personally liable for the Trust's or Framlington's obligations. If a shareholder were required to pay a debt of a Fund, however, the Trust and Framlington have committed to reimburse the shareholder in full from their assets. The SAI contains more information regarding voting rights.

  Comerica Bank currently has the right to vote a majority of the outstanding shares of the Funds as agent, custodian or trustee for its customers and therefore it is considered to be a controlling person of the Trust, the Company and Framlington.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

               WHEN WILL I RECEIVE DISTRIBUTIONS FROM THE FUNDS?

  As a shareholder, you are entitled to your share of net income and capital gains, if any, on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the dividends or interest earned on investments after expenses. The Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Small Company Growth Fund and International Bond Fund pay dividends quarterly. The Framlington Emerging Markets Fund, Framlington Healthcare Fund, Framlington International Growth Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund, Multi-Season Growth Fund, Small-Cap Value Fund and Value Fund pay dividends at least annually. The Bond Funds (other than the International Bond Fund) and the Cash Investment Fund, Money Market Fund, U.S. Treasury Money Market Fund and Tax-Free Money Market Fund pay dividends monthly.

  Each Fund's net realized capital gains (including net short-term capital gains), if any, are distributed at least annually.

  It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. To the extent that the amount of any such distribution exceeds your basis in your shares, the excess will be treated by you as gain from a sale or exchange of the shares.

                        HOW WILL DISTRIBUTIONS BE MADE?

  Dividend and capital gains distributions will be paid in additional shares of the same class of a Fund. If you wish to receive distributions in cash, either indicate this request on your Account Application Form or notify the Fund at (800) 438-5789.

          ARE THERE TAX IMPLICATIONS OF MY INVESTMENTS IN THE FUNDS?


  In general, as long as each Fund meets the requirements to qualify as a regulated investment company ("RIC") under Federal tax laws, it will not be subject to Federal income tax on its income and capital gains that it distributes in a timely manner to its shareholders. Each Fund intends to qualify annually as a RIC. Even if it qualifies as a RIC, a Fund may still be liable for an excise tax on income that is not distributed in accordance with a calendar year requirement; the Funds intend to avoid the excise tax by making timely distributions.

  Generally, you will owe tax on the amounts distributed to you, regardless of whether you receive these amounts in cash or reinvest them in additional Fund shares. Shareholders not subject to tax on their income generally will not be required to pay any tax on amounts distributed to them. Federal income tax on distributions to an IRA or to a qualified retirement plan will generally be deferred.

  Capital gains derived from sales of portfolio securities held by a Fund will generally be designated as long-term or short-term. Recent tax law changes have added a new category of mid-term capital gain; it is expected that regulations will be issued regarding the proper tax treatment of mid-term and other gains by shareholders of RICs. Distributions from a Fund's long-term capital gains are generally taxed at the long-term capital gains rate regardless of how long you have owned shares in the Fund. Dividends from other sources are generally taxed as ordinary income.

  Dividends and capital gain distributions are generally taxable when you receive them; however, if a distribution is declared in October, November or December, but not paid until January of the following year, it will be considered to be paid on December 31 in the year in which it was declared. Shortly after the end of each year, you will receive from each Fund in which you are a shareholder a statement of the amount and nature of the distributions made to you during the year.

  If you redeem, transfer or exchange Fund shares, you may have taxable gain or a loss. If you hold Fund shares for six months or less, and during that time you receive a capital gain dividend, any loss you realize on the sale of these Fund shares will be treated as a long-term loss to the extent of the earlier distribution.

  Dividends and certain interest income earned from foreign securities by a Fund may be subject to foreign withholding or other taxes. A Fund may be permitted to pass on to its shareholders the right to a credit or deduction for income or other tax credits earned from foreign investments and will do so if possible. These deductions or credits maybe subject to tax law limitations.

  If a Fund invests in certain "passive foreign investment companies" ("PFICs"), it will be subject to Federal income tax (and possibly additional interest charges) on a portion of any "excess distribution" or gain from the disposition of such shares, even if it distributes such income to its shareholders. If a Fund elects to treat a PFIC as a "qualified electing fund" ("QEF") and the PFIC furnishes certain financial information in the required form to such Fund, the Fund will instead be required to include in income each year its allocable share of the ordinary earnings and net capital gains of the QEF, regardless of whether received, and such amounts will be subject to the various distribution requirements described above. The Funds may also elect to mitigate the tax effects of owning PFIC stock by making an annual mark-to-market election with respect to PFIC shares.

  More information about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and information about tax aspects of dispositions of shares of the Funds, is contained in the SAI. You should consult your tax advisor regarding the impact owning Fund shares on your own personal tax situation, including the applicability of any state and local taxes.

                            ADDITIONAL INFORMATION

  SHAREHOLDER COMMUNICATIONS. You will receive unaudited Semi-Annual Reports and Audited Annual Reports on a regular basis from the Funds. In addition, you will also receive updated Prospectuses or Supplements to this Prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner,
(2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

PROY97 / FO41B / 10-97

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.







Munder Accelerating Growth Fund                             Munder Framlington International Growth Fund
Munder Balanced Fund                                        Munder Framlington Healthcare Fund
Munder Equity Selection Fund*                               Munder Bond Fund
Munder Index 500 Fund                                       Munder Intermediate Bond Fund
Munder Growth & Income Fund                                 Munder International Bond Fund
Munder International Equity Fund                            Munder Short Term Treasury Fund
Munder Micro-Cap Equity Fund                                Munder U.S. Government Income Fund
Munder Mid-Cap Growth Fund                                  Munder Michigan Triple Tax-Free Bond Fund
Munder Multi-Season Growth Fund                             Munder Tax-Free Bond Fund
Munder Real Estate Equity Investment Fund                   Munder Tax-Free Intermediate Bond Fund
Munder Small-Cap Value Fund                                 Munder Cash Investment Fund
Munder Small Company Growth Fund                            Munder Money Market Fund
Munder Value Fund                                           Munder Tax-Free Money Market Fund
Munder Framlington Emerging Markets Fund                    Munder U.S. Treasury Money Market Fund


                           (collectively, the "Funds")

                       STATEMENT OF ADDITIONAL INFORMATION

         This Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above. The Munder Funds, Inc. (the "Company") currently offers a selection of fourteen investment portfolios, ten of which are described in this Statement of Additional Information; The Munder Funds Trust (the "Trust") currently offers a selection of fifteen investment portfolios, each of which is described in this Statement of Additional Information; and The Munder Framlington Funds Trust ("Framlington") currently offers a selection of three investment portfolios, each of which is described in this Statement of Additional Information. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Trust's, Framlington's and the Company's Prospectuses dated October 29, 1997. A copy of each Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated October 29, 1997. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

------------------------
* As of the date of this Statement of Additional Information, the Munder Equity Selection Fund is not currently available for purchase.


                                TABLE OF CONTENTS

                                                                                                       Page

General................................................................................................  3
Fund Investments.......................................................................................  4
Risk Factors and Special Considerations -- Index 500 Fund...............................................21
Risk Factors and Special Considerations -- Michigan Bond Fund and
      Tax-Free Intermediate Bond Fund...................................................................22
Investment Limitations..................................................................................24
Trustees, Directors and Officers........................................................................29
Investment Advisory and Other Service Arrangements......................................................34
Portfolio Transactions..................................................................................50
Additional Purchase and Redemption Information..........................................................53
Net Asset Value.........................................................................................56
Performance Information.................................................................................57
Taxes...................................................................................................66
Additional Information Concerning Shares................................................................73
Miscellaneous...........................................................................................75
Registration Statement..................................................................................89
Financial Statements....................................................................................89
Appendix A.............................................................................................A-1
Appendix B.............................................................................................B-1





No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in each Prospectus in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

The following Funds are described in this Statement of Additional Information:

The Munder Funds Trust

Munder Accelerating Growth Fund ("Accelerating Growth Fund") Munder Balanced Fund ("Balanced Fund") Munder Growth & Income Fund ("Growth & Income Fund") Munder Index 500 Fund ("Index 500 Fund") Munder International Equity Fund ("International Equity Fund") Munder Small Company Growth Fund ("Small Company Growth Fund") Munder Bond Fund ("Bond Fund") Munder Intermediate Bond Fund ("Intermediate Bond Fund") Munder U.S. Government Income Fund ("U.S. Income Fund") Munder Michigan Triple Tax-Free Bond Fund ("Michigan Bond Fund") Munder Tax-Free Bond Fund ("Tax-Free Bond Fund") Munder Tax-Free Intermediate Bond Fund ("Tax-Free Intermediate Bond Fund") Munder Cash Investment Fund ("Cash
Investment Fund") Munder Tax-Free Money Market Fund ("Tax-Free Money Market Fund") Munder U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")

The Munder Funds, Inc.

Munder Equity Selection Fund ("Equity Selection Fund") Munder Micro-Cap Equity Fund ("Micro-Cap Fund") Munder Mid-Cap Growth Fund ("Mid-Cap Fund") Munder Multi-Season Growth Fund ("Multi-Season Fund") Munder Real Estate Equity Investment Fund ("Real Estate Fund") Munder Small-Cap Value Fund ("Small-Cap Value Fund") Munder Value Fund ("Value Fund") Munder International Bond Fund ("International Bond Fund") Munder Short Term Treasury Fund ("Short Term Treasury Fund") Munder Money Market Fund ("Money Market Fund")

The Munder Framlington Funds Trust

Munder Framlington Emerging Markets Fund ("Emerging Markets Fund")
Munder Framlington Healthcare Fund ("Healthcare Fund")
Munder Framlington International Growth Fund ("International Growth Fund")

   ......The  Trust was  organized on August 30, 1989 under the name "PDB Fund,"
which was changed in November, 1989 to "Opportunity Funds", in February, 1990 to "Ambassador Funds" and in June, 1995 to "The Munder Funds Trust." The Tax-Free Intermediate Bond Fund originally commenced operations on February 9, 1987 as a separate portfolio of the St. Clair Tax-Free Fund, Inc. On November 20, 1992, the St. Clair Tax-Free Intermediate Bond Fund was reorganized as the Ambassador Tax-Free Intermediate Bond Fund. The Company was organized as a Maryland corporation on November 18, 1992. Framlington was organized as a Massachusetts business trust on October 30, 1996.

     .........As stated in each Prospectus,  the investment advisor of each Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, Woodbridge Capital Management, Inc. and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor.

     .........Framlington    Overseas   Investment   Management   Limited   (the
"Sub-Advisor") serves as sub-advisor for the three Framlington Funds. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the
Societe des Bourses Francaises.  .........Capitalized  terms used herein and not otherwise defined have the same meanings as are given to them in each Prospectus.
                                FUND INVESTMENTS

     .........The  following  supplements  the  information  contained  in  each
Prospectus concerning the investment objectives and policies of the Funds. With the exception of the investment objectives of Multi-Season Fund, Real Estate
Fund  and  Money   Market   Fund,   each  Fund's   investment   objective  is  a
non-fundamental policy and may be changed without the authorization of the holders of a majority of the Fund's outstanding shares. The Tax-Free Bond Fund and Tax-Free Money Market Fund each have a fundamental policy to invest at least 80% of its respective assets in municipal obligations bearing tax-exempt
interest;   all  other  investment  policies,   other  than  those  specifically
designated as fundamental, are non-fundamental policies and may be changed without the authorization of the holders of a majority of a Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A hereto. For purposes of this Statement of Additional Information, the Accelerating Growth Fund, Equity Selection Fund, Growth & Income Fund, Index 500 Fund, International Equity Fund, Micro-Cap Fund, Mid-Cap Fund, Multi-Season Fund, Real Estate Fund, Small-Cap Value Fund, Small Company Growth Fund, Value Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund are referred to as the "Equity Funds"; The Bond Fund, Intermediate Bond Fund, and U.S. Income Fund are referred to as the "Bond Funds"; the Michigan Bond Fund, Tax-Free Bond Fund and Tax-Free Intermediate Bond Fund are referred to as the "Tax-Free Bond Funds" and Cash Investment Fund, Money Market Fund, Tax-Free Money Fund and U.S. Treasury
Money  Market  Fund  are  referred  to  as  the  "Money   Market   Funds."
 .........Borrowing. The Funds are authorized to borrow money in amounts up to 5%
of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. A Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. Each Fund may, in connection with permissible borrowings,
transfer   as   collateral,   securities   owned   by   the   Funds.   .........
   ......Foreign   Securities.  Each  Equity  Fund  (except  Real  Estate  Fund,
International Equity Fund, International Growth Fund, Emerging Markets Fund and Healthcare Fund), each Bond Fund, each Tax-Free Bond Fund, the Balanced Fund, the Cash Investment Fund and the Money Market Fund may invest up to 25% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, International Bond Fund and International Growth Fund will each invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Emerging Markets Fund will invest at least 65% of its assets in emerging market countries. There is no limit on the Healthcare Fund's investments in foreign securities. The Mid-Cap Fund and the Multi-Season Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ  National  Market  System.  ADRs are  receipts  typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under
its contractual  arrangements with the issuer.          ......The  International
Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and governmental agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. For the purposes of the 65% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."
      .........Income  and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.
             There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the
United  States.   Foreign   companies  are  not  generally  subject  to  uniform
accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign
countries  there  is  less  government   supervision  and  regulation  of  stock
exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     .........Investments  in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.
      Investments   in  Eastern   European   countries   may  involve  risks  of
nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund.
        The Advisor (Sub-Advisor with respect to the Framlington Funds) endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within a Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor or Sub-Advisor, as the case may be, will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund), the Balanced Fund, the Bond Funds and the International Bond Fund are authorized to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of currency exchange for a future point in time.
         When entering into a contract for the purchase or sale of a security, a Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         When the Advisor (Sub-Advisor with respect to the Framlington Funds) anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by a Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. A Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

    A separate account consisting of cash or liquid securities equal to the amount of a Fund's assets that could be required to consummate forward contracts will be established with the Funds' Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if a Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if a Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

    Futures Contracts and Related Options. The Equity Funds, the Balanced Fund, the Bond Funds, the Tax-Free Bond Funds and the International Bond Fund currently expect that they may purchase and sell futures contracts on interest-bearing securities or securities or bond indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

         Interest Rate Swap Transactions. Each of the Bond Funds and the International Bond Fund may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Funds than if the Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Bond Fund or the International Bond Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Bond Funds and the International Bond Fund will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Bond Funds' and the International Bond Fund's ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Bond Funds and the International Bond Fund will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

    Each of the Bond Funds' and the International Bond Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Bond Funds' and the International Bond Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities or other high-grade debt securities, to avoid any potential leveraging of a Fund's portfolio.
         The Bond Funds and the International Bond Fund will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Bond Funds and the International Bond Fund will have contractual remedies pursuant to the agreements related to the transactions.

         The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Bond Funds and the International Bond Fund would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Bond Funds' and the International Bond Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

    Investment Company Securities. The Funds (other than the Short Term Treasury
Fund) may invest in securities issued by other investment companies. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Fund bears directly in connection with its own operations. Each Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock
of any one  investment  company  will be owned by the Fund.           Lending of
Portfolio Securities. To enhance the return on its portfolio, each of the Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's, other than the Money Market Fund's, total assets; and 33 1/3% of the Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that a Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Funds will lend securities, the Advisor (Sub-Advisor with respect to the Framlington Funds) will consider all relevant facts and circumstances. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor (Sub-Advisor with respect to the Framlington Funds) has determined are creditworthy under guidelines established by the Boards of Trustees/Directors.
         Lower-Rated Debt Securities. It is expected that each Fund (other than the Money Market Funds, Index 500 Fund and Growth & Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's or Moody's. The Growth & Income Fund may invest up to 20% of the value of its total assets in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.
         While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds.

         Money Market Instruments. As described in their Prospectuses, the Equity Funds, the Balanced Fund, the Bond Funds, the International Bond Fund, the Tax-Free Bond Funds, and the Money Market Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.
         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor (Sub-Advisor with respect to the Framlington Funds) deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Investments by a Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"). In addition, the Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor (Sub-Advisor with respect to the Framlington Funds) at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         The Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, a Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds invest in variable amount master notes only when the Advisor deems the investment to involve minimal credit risk.

         Mortgage-Related Securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Trust nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

         An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

    From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of municipal obligations for investment by the Tax-Free Bond Funds and the Tax-Free Money Market Fund and the liquidity and value of such Funds. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.
         The Cash Investment Fund and the Money Market Fund each may, when deemed appropriate by the Advisor in light of the Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Cash Investment Fund and the Money Market Fund each do not expect to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

         Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         Options. The Equity Funds, Balanced Fund, Bond Funds, International Bond Fund and Tax-Free Bond Funds (other than Tax-Free Intermediate Bond Fund) may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B to this Statement of Additional Information.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event each Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Equity Funds, Balanced Fund, Bond Funds, Tax-Free Bond Funds (other than the Tax-Free Intermediate Bond Fund) and International Bond Fund may write options in connection with buy-and-write transactions; that is, the Funds may purchase a security and then write a call option against that security. The exercise price of the call the Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

    In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or liquid securities in a segregated account with its custodian. Each of the Funds will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Funds will write put options only if they are "secured" by cash or liquid securities maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.
         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         Each of the Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, each Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that a Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         Real Estate Securities. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Real Estate Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended (the "Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Short Term Treasury Fund will only invest in repurchase agreements fully collateralized by U.S. Treasury securities. The Advisor (Sub-Advisor with respect to the Framlington Funds) will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.
         The repurchase price under the repurchase agreements described in each Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held by the Trust's, Framlington's or the Company's custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.
    Reverse Repurchase Agreements. Each Fund (except the Tax-Free Money Market Fund and Tax-Free Bond Funds) may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Rights and Warrants. As stated in their Prospectuses, the Equity Funds and the Balanced Fund may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

    Stand-by Commitments. The Balanced Fund, the Cash Investment Fund, the Money Market Fund, the Tax-Free Bond Funds and the Tax-Free Money Market Fund may each enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Trust expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of such Fund's total assets calculated immediately after each stand-by commitment is acquired.

    The Balanced Fund, Cash Investment Fund, Money Market Fund, Tax-Free Bond Funds and the Tax-Free Money Market Fund intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The Tax-Free Bond Funds and the Tax-Free Money Market Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by such Fund and will be reflected in realized gain or loss when the
commitment  is exercised or expires.           Stock Index  Futures,  Options on
Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than the Tax-Free Intermediate Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock index futures contracts as a hedge against movements in the equity and bond markets. The Tax-Free Intermediate Bond Fund may purchase and sell bond index futures contracts. The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.
         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor (Sub-Advisor with respect to the Framlington Funds) expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor (Sub-Advisor with respect to the Framlington Funds) expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

         The Equity Funds, the Balanced Fund, the Bond Funds and the Tax-Free Bond Funds (other than Tax-Free Intermediate Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Funds intend to purchase.

    In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, such Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No such Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

    Stripped Securities. Certain Funds may acquire U.S. Government obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.
         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         In addition, the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that a Fund may not fully recover its initial investment.

         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's net asset value per share.

         Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

         U.S. Government Obligations. The Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S.
Treasury Money Market Fund, U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

         Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by a Fund may have stated maturities in excess of a Fund's maturity limitation if the Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to a Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

         In determining average weighted portfolio maturity of the Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a Fund could suffer a loss if the issuer defaulted or during periods that a Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by a Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         Guaranteed Investment Contracts. The Bond Funds, the International Bond Fund, the Cash Investment Fund and the Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. A Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

    With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of the Cash Investment Fund and the Money Market Fund (a) will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer, and (b) intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Trustees and Directors, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

         Other. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Boards of Trustees and Directors or the Advisor (Sub-Advisor with respect to the Framlington Funds), pursuant to guidelines established by the Boards, will consider such an event in determining whether the Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

         It is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended, could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

            RISK FACTORS AND SPECIAL CONSIDERATIONS -- INDEX 500 FUND

         Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Index 500 Fund are not managed in this manner. Instead, with the aid of a computer program, the Advisor purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

         The Fund does not expect to hold at any particular time all of the stocks included in the S&P 500. The Advisor believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. The Advisor will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because the Advisor believes that, unless the Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the S&P 500. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

         For these reasons, the Advisor will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

         Redemptions of a substantial number of shares of the Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

         If an issuer drops in ranking, or is eliminated entirely from the S&P 500, the Advisor may be required to sell some or all of the common stock of such issuer then held by the Fund. Sales of portfolio securities may be made at times when, if the Advisor were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. Such sales may result in lower prices for such securities than may been realized or in losses that may not have been incurred if the Advisor were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although the Advisor does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, the Advisor will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

         The Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P
500. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

         In addition, the Index 500 Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P 500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

         The Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this Statement of Additional Information.

   RISK FACTORS AND SPECIAL CONSIDERATIONS -- MICHIGAN BOND FUND AND
                        TAX-FREE INTERMEDIATE BOND FUND

         The information set forth below is derived in substantial part from the official statements prepared in connection with the issuance of Michigan municipal bonds and similar obligations and other sources that are generally available to investors. The information is provided as general information intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of Michigan (the "State"). The Company has not independently verified this information.

         The State's Constitution limits the amount of total State revenues raised from taxes and other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a specified percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater. The percentage is based upon the ratio of the 1978-79 fiscal year revenues to total 1977 State personal income. If any fiscal year revenues exceed the revenue limitation by 1%, the entire amount exceeding the limitation must be rebated in the following fiscal year's personal income tax or single business tax. Annual excesses of less than 1% may be transferred into the State's Budget Stabilization Fund. The State may raise taxes in excess of the limit in emergency situations.

         The State Constitution limits the purposes for which State general obligation debt may be issued. Such debt is limited to short-term debt for State operating purposes, short and long-term debt for the purpose of making loans to school districts and long-term debt for voter approved purposes. The State's Constitution also directs or restricts the use of certain revenues.

    The State finances its operations through the State's General Fund and special revenue funds. The General Fund receives revenues of the State that are not specifically required to be included in the special revenue funds. General Fund revenues are obtained approximately 55% from the payment of State taxes and 45% from federal and non-tax revenue sources. Tax revenues credited to the General Fund include the personal income tax, the single business tax and approximately 15% of the sales tax collections.

         Expenditures are not permitted by the State Constitution to exceed available revenues. The State Constitution requires that the Governor, with the approval of the appropriating committees of the State House and Senate, reduce expenditures whenever it appears that the actual revenues will be less than the originally projected revenues upon which the budget was based.

         In 1994, a ballot proposal ("Proposal A") to implement extensive property tax and school finance reform measures was subject to voter approval and in fact approved on March 15, 1994. Under Proposal A as approved, effective May 1, 1994, the State sales and use tax increased from 4% to 6%, the State income tax decreased from 4.6% to 4.4%, the cigarette tax increased from $.25 to $.75 per pack, and an additional tax of 16% of the wholesale price is imposed on certain other tobacco products. As of January 1, 1995, a 0.75% real estate transfer tax also became effective. In 1994, a State education property tax of 6 mills was imposed on all real property and personal property currently subject to the general property tax. In addition, all school boards can now, with voter approval, levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes, on non-homestead property. Proposal A contained additional provisions regarding the ability of local school districts to levy taxes as well as a limit on assessment increases for each parcel of property, beginning in 1995 to the lesser of 5% or the rate of inflation. When property is subsequently sold, its assessed value is adjusted equal to 50% of true cash value. Under Proposal A, much of the additional revenue generated by these taxes is dedicated to the State School Aid Fund.

         Proposal A shifts significant portions of the cost of local school operations from local school districts to the State and raises additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and may impact the State's ability to raise additional revenues in the future.

         The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involve programs generally in the areas of corrections, highway maintenance, social services, tax collection, commerce and budgetary reductions to school districts and governmental units and court funding.

    The principal sectors of Michigan's diversified economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism and agriculture. The health of the State's economy, and in particular its durable goods manufacturing industry, is susceptible to a long-term increase in the cost of energy and energy related products. As reflected in historical employment figures, the State's economy has lessened its dependence upon durable goods manufacturing. In 1960, employment in such industry accounted for 33% of the State's work force. By 1996, this figure had fallen to 15%. However, manufacturing (including auto-related manufacturing) continues to be an important part of the State's economy. The particular industries are highly cyclical and in the period 1996-1997 are expected to operate at somewhat less than full capacity, but at higher levels than in the immediate prior years. This factor can usually adversely affect the revenue streams of the State and its political subdivisions because it adversely impacts tax sources, particularly sales, income taxes and single business taxes.

         As of the date of this Statement of Additional Information, the State's general obligation bonds are rated "A2" by Moody's and "AA" by Fitch. To the extent that either the Michigan Bond Fund or the Tax-Free Intermediate Bond Fund is comprised of revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan obligations will be different from those given to the State of Michigan and their value may be independently affected by economic matters not directly impacting the State.

                             INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous Shareholder Approvals").

         No Fund of the Trust may:

     1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund or the Trust, except that (a) with respect to each Fund, other than the Michigan Bond Fund and the Tax-Free Intermediate Bond Fund, up to 25% of the value of the Fund's total assets (taken at current value) may be invested without regard to these limitations and (b) with respect to the Michigan Bond Fund and the Tax-Free Intermediate Bond Fund, up to 50% of the value of the Fund's total assets may be invested without regard to these limitations so long as no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

     2. Borrow  money or issue senior
securities except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. No Fund will purchase securities while its aggregate borrowings (including reverse repurchase agreements and borrowing from banks) in excess of 5% of its total assets are outstanding. Securities held in escrow or separate accounts in connection with a Fund's investment practices are not deemed to be pledged for purposes of this limitation.

     3. Purchase any securities
which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments that are issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, (ii) with respect to the Money Market Funds only, instruments issued by domestic branches of U.S. banks and (iii) repurchase agreements secured by the instruments described in clauses (i) and, with respect to the Money Market Funds, (ii); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

         6. Act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended, except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         7. Write or sell put options, call options, straddles, spreads, or any combination thereof except for transactions in options on securities, securities indices, futures contracts, options on futures contracts and transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies. Notwithstanding the above, the Tax-Free Intermediate Bond Fund may not write or purchase options, including puts, calls, straddles, spreads, or any combination thereof.

         8. Purchase securities of companies for the purpose of exercising control.

         9. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to a Fund's transactions in futures contracts and related options, a Fund's sale of securities short against the box or a Fund's transactions in securities on a when-issued or forward commitment basis, and (b) a Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         10. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that each Fund may, to the extent appropriate to its investment policies, purchase publicly traded securities of companies engaging in whole or in part in such activities, may enter into futures contracts and related options, and may engage in transactions in securities on a when-issued or forward commitment basis, and except that each Equity and Bond Fund may enter into forward currency contracts in accordance with its investment objectives and policies.

         11. Make loans, except that each Fund may purchase and hold debt instruments (whether such instruments are part of a public offering or privately negotiated), may enter into repurchase agreements and may lend portfolio securities in accordance with its investment objective and policies.

         In addition, the Tax-Free Intermediate Bond Fund may not:

         1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or its Advisor own beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         2. Invest more than 10% of its total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation.

         3. Participate on a joint or joint and several basis in any securities trading account.

         No Fund of Framlington may:

         1. Purchase securities (except U.S. Government securities) if more than 5% of its total assets will be invested in the securities of any one issuer, except that up to 25% of the assets of the Fund may be invested without regard to this 5% limitation;

         2. Invest 25% or more of its total assets in securities issued by one or more issuers conducting their principal business activities in the same industry (except that the Healthcare
                  Fund will invest more than 25% of its total assets in securities of issuers conducting their principal business activities in healthcare industries);

         3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause
                  (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

         8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options of futures;

         9. Make investments for the purpose of exercising control or management;

         10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund or forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's Prospectus; or

         11. Issue senior securities, except as permitted by the 1940 Act.

         Additional investment restrictions adopted by each Fund of Framlington which may be changed by the Board of Trustees, provide that each Fund may not:

         1.       Invest more than 15% of its net assets in illiquid securities;

         2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer; or

         3. Invest in other investment companies except as permitted under the 1940 Act.

         No Fund of the Company may:

         1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries) (except that the Real Estate Fund will invest more than 25% of its assets in securities of issuers in the real estate industry);

         2. (For each Fund except the International Bond Fund) with respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

         3. (For each Fund except Short Term Treasury Fund) borrow money or issue senior securities (as defined in the 1940 Act) except that the Funds may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

         4. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 3 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

         5. Make loans of securities to other persons in excess of 25% of a Fund's total assets and 33 1/3% of the Money Market Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

         7. (For each Fund except the Real Estate Fund) purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein. The Real Estate
                  Fund may not buy or sell real estate; however, this prohibition does not apply to the purchase or sale of (i) securities which are secured by real estate, (ii) securities representing interests in real estate, (iii) securities of companies operating in the real estate industry including real estate investment trusts, and (iv) the holding and sale of real estate acquired as a result of the ownership of securities.

         8. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Funds (with the exception of the Money Market Fund and Short Term Treasury Fund) may make margin deposits in connection with transactions in options, futures and options on futures;

         9. Make investments for the purpose of exercising control or management; or

         10. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Mid-Cap, Multi-Season, Real Estate, Value and International Bond Funds of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, and options on securities and on securities, foreign currencies and on securities indices, as permitted by each Fund's prospectus.

         In addition, the Short Term Treasury Fund may not:

         1. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts exceeding 5% of its total assets and (ii) borrow money for the purpose of meeting redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets; or

         2. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 1 above; or 3. Issue any senior securities (as such term is defined in Section 18(f) of the 1940
         Act) except to the extent the
                  activities   permitted   by   other   enumerated    Investment
                  Limitations for the Company above may be deemed to give rise to a senior security.

         Additional investment restrictions adopted by each Fund of the Company, which may be changed by the Board of Directors, provide that a Fund may not:

         1. Invest more than 15% of its net assets (10% of net assets for the Money Market Fund) (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and (in the case of International Bond Fund and Short Term Treasury Fund only) which are not otherwise marketable;

         2. (For each Fund except the International Bond Fund and Short Term Treasury Fund) own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

         3. (For each Fund except Short Term Treasury Fund) purchase or sell interests in oil, gas or other mineral exploration or development plans or leases);

         4. Invest in other investment companies except as permitted under the 1940 Act.

         In addition, the International Bond Fund may not with respect to 50% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities, at the close of each quarter of its taxable year.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                        TRUSTEES, DIRECTORS AND OFFICERS

         The  trustees,   directors   and  executive   officers  of  the  Trust,
Framlington and the Company, and their business addresses and principal occupations during the past five years, are:

                                                Positions
                                   With Trust, Company and               Principal Occupation
Name, Address and Age                        Framlington               During Past Five Years

Charles W. Elliott1                Chairman of the Board of            Senior Advisor to the President - Western
3338 Bronson Boulevard             Trustees and Directors              Michigan University since July 1995;
Kalamazoo, MI  49008                                                   Executive Vice President - Administration
Age:  65                                                               & Chief Financial Officer, Kellogg Company from January 1987 through June 1995; before that Price Waterhouse.  Board of
                                                                       Directors, Steelcase Financial Corporation.

John Rakolta, Jr.                  Trustee/Director and Vice           Chairman, Walbridge Aldinger
1876 Rathmor                       Chairman of the Boards of           Company (construction company).
Bloomfield Hills, MI 48304         Trustees and Directors
Age:  50

Thomas B. Bender                   Trustee/Director                    Investment Advisor, Financial &
7 Wood Ridge Road                                                      Investment Management Group
Glen Arbor, MI 49636                                                   (since April, 1991); Vice President
Age:  64                                                               Institutional Sales, Kidder, Peabody & Co. (Retired April,
                                                                       1991).

David J. Brophy                    Trustee/Director                    Professor, University of Michigan;
1025 Martin Place                                                      Director, River Place Financial Corp.;
Ann Arbor, MI 48104                                                    Trustee, Renaissance Assets Trust.
Age:  61





                                                Positions
                                   With Trust, Company and               Principal Occupation
Name, Address and Age                        Framlington               During Past Five Years

Dr. Joseph E. Champagne            Trustee/Director                    Corporate and Executive Consultant since
319 Snell Road                                                         September 1995; prior to that Chancellor,
Rochester, MI  48306                                                   Lamar University from September 1994
Age:  59                                                               until September 1995; before that Consultant to Management,
LamarUniversity;  President and Chief Executive Officer,  Crittenton Corporation
     (holding   company  that  owns   healthcare   facilities)   and  Crittenton
     Development  Corporation until August 1993; before that President,  Oakland
     University of Rochester, MI, until August 1991; Member, Board of Directors,
     Ross Operating Valve of Troy, MI.

Thomas D. Eckert                   Trustee/Director                    President and COO, Mid-Atlantic
10726 Falls Pointe Drive                                               Group of Pulte Home Corporation
Great Falls, VA 22066                                                  (developer of residential land and
Age:  50                                                               construction of housing units).

Lee P. Munder                      President                           President and CEO of the Advisor; Chief
480 Pierce Street                                                      Executive Officer and President of Old
Suite 300                                                              MCM; Chief Executive Officer of World
Birmingham, MI 48009                                                   Asset Management; and Director, LPM
Age:  52                                                               Investment Services, Inc. ("LPM").

Terry H. Gardner                   Vice President,                     Vice President and Chief Financial
480 Pierce Street                  Chief Financial Officer             Officer of the Advisor,
Suite 300                          and Treasurer                       Vice President and Chief
Birmingham, MI 48009                                                   Financial Officer of Old MCM (February
Age:  37                                                               1993 to present); Manager of Arthur Andersen & Co. (1991 to
                                                                       February
1993); Secretary of LPM.

Paul Tobias                        Vice President                      Executive Vice President and Chief
480 Pierce Street                                                      Operating Officer of the
Suite 300                                                              Advisor (since April 1995) and
Birmingham, MI 48009                                                   Executive Vice President of
Age:  45                                                               Comerica, Inc.

Gerald Seizert                     Vice President                      Executive Vice President and Chief
480 Pierce Street                                                      Investment Officer/Equities of the
Suite 300                                                              Advisor (since April 1995);
Birmingham, MI 48009                                                   Managing Director (1991-1995),
Age:  45                                                               Director (1992-1995) and Vice President (1984-1991) of
                                                                       Loomis,
                                                                       Sayles and Company, L.P.

                                                Positions
                                   With Trust, Company and               Principal Occupation
Name, Address and Age                        Framlington               During Past Five Years

Elyse G. Essick                    Vice President                      Vice President and Director of
480 Pierce Street                                                      Marketing for the Advisor;
Suite 300                                                              Vice President and Director of
Birmingham, MI 48009                                                   Client Services of Old MCM
Age:  38                                                               (August 1988 to December 1994).

James C. Robinson                  Vice President                      Vice President and Chief Investment
480 Pierce Street                                                      Officer/Fixed Income for the Advisor;
Suite 300                                                              Vice President and Director of Fixed
Birmingham, MI 48009                                                   Income of Old MCM (1987-1994).
Age:  35

Leonard J. Barr, II                Vice President                      Vice President and Director of Core
480 Pierce Street                                                      Equity Research of the Advisor;
Suite 300                                                              Director and Senior Vice President
Birmingham, MI 48009                                                   of Old MCM (since 1988);
Age:  52                                                               Director of LPM.

Lisa A. Rosen                      Secretary, Assistant                General Counsel of the Advisor since
480 Pierce Street                  Treasurer                           May, 1996; Formerly, Counsel, First Data
Suite 300                                                              Investor Services Group, Inc.; Assistant
Birmingham, MI 48009                                                   Vice President and Counsel with The
Age:  30                                                               Boston Company Advisors, Inc.; Associate
                                                                       with Hutchins, Wheeler & Dittmar.

Ann F. Putallaz                    Vice President                      Vice President and Director of
480 Pierce Street                                                      Fiduciary Services of the Advisor
Suite 300                                                              (since January 1995); Director of
Birmingham, MI 48009                                                   Client and Marketing Services of
Age:  51                                                               Woodbridge.

Richard H. Rose                    Assistant Treasurer                 Senior Vice President, First Data
First Data Investor Services                                           Investor Services Group, Inc.
  Group, Inc.                                                          (since May 6, 1994).  Formerly,
One Exchange Place                                                     Senior Vice President, The Boston
8th Floor                                                              Company Advisors, Inc. since
Boston, MA 02109                                                       November 1989.
Age:  42

Teresa M.R. Hamlin                 Assistant Secretary                 Counsel, First Data Investor Services
First Data Investor Services                                           Group, Inc. (since 1995).  Formerly
  Group, Inc.                                                          Paralegal Manager, The Boston Company
One Exchange Place                                                     Advisors, Inc.
8th Floor
Boston, MA 02109
Age: 33

                                                Positions
                                   With Trust, Company and               Principal Occupation
Name, Address and Age                        Framlington               During Past Five Years

Julie A. Tedesco                   Assistant Secretary                 Counsel, First Data Investor Services
First Data Investor Services                                           Group, Inc. (since May, 1994); Formerly
  Group, Inc.                                                          Assistant Vice President and Counsel
One Exchange Place                                                     of The Boston Company Advisors, Inc.
8th Floor                                                              (since July, 1992).
Boston, MA 02109
Age:  40


     Trustees of the Trust and Framlington and Directors of the Company receive an aggregate fee from the Trust, Framlington the Company and St. Clair Funds, Inc. ("St. Clair") for service on those organizations respective Boards comprised of an annual retainer fee of $20,000, and a fee of $1,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Trustees/Directors for the year ended June 30, 1997.

                                              Aggregate Com-
                                              pensation from        Pension         Estimated
                                              the Trust, the      Retirement         Annual
                                                 Company,      Benefits Accrued     Benefits            Total
  Name of Person                                Framlington       as Part of          upon            from the
     Position                                  and St. Clair     Fund Expenses     Retirement       Fund Complex

Charles W. Elliott                              $20,000               None              None         $20,000
Chairman

John Rakolta, Jr.                               $18,500               None              None         $18,500
Vice Chairman

Thomas B. Bender                                $20,000               None              None         $20,000
Trustee and Director

David J. Brophy                                 $20,000               None              None         $20,000
Trustee and Director

Dr. Joseph E. Champagne                         $20,000               None              None         $20,000
Trustee and Director

Thomas D. Eckert                                $20,000               None              None         $20,000
Trustee and Director


         No officer, director or employee of the Advisor, Sub-Advisor, Comerica Incorporated ("Comerica"), the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust, Framlington or the Company. As of October 7, 1997, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Trust, the Trustees and officers of Framlington as a group owned less than 1% of all classes of outstanding shares of the Funds of Framlington except the Healthcare Fund in which Trustees and officers as a group owned 2.90% of Class Y shares of the Fund, and the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Company, except the Micro-Cap Equity Fund in which Directors and officers as a group owned 2.60% of Class Y shares of the Fund.

    Lee P. Munder and Terry H. Gardner are administrators of a pension plan for employees of Munder Capital Management, which as of October 7, 1997, owned 102,610.490 Class Y shares of the Money Market Fund, 41,407.000 Class Y shares of the International Bond Fund, 41,277.125 Class Y shares of the Bond Fund, 9,264.459 Class Y shares of the Emerging Markets Fund, 20,020.000 Class Y shares of the International Growth Fund, 49,974.000 Class Y shares of the Multi-Season Growth Fund, 18,408.729 Class Y shares of the Small-Cap Value Fund, 32,774.090 Class Y shares of the Value Fund, 15,845.000 Class Y shares of the Mid-Cap Growth Fund, 20,583.528 Class Y shares of the Real Estate Equity Investment Fund, 11,448.779 Class Y shares of the International Equity Fund, 10,035.000 Class Y shares of the Small Company Growth Fund and 12,594.000 Class Y shares of the Accelerating Growth Fund, which represented less than 1% of the outstanding Class Y shares of those Funds. As of the same date, the pension plan owned 9,017.000 Class Y shares of the Healthcare Fund and 5,238.095 Class Y shares of the Micro-Cap Equity Fund, which represented 2.00% and 1.00%, respectively, of
the outstanding  Class Y shares of those Funds.           As of October 7, 1997,
Munder Capital Management and affiliates of Munder Capital Management, through common ownership, owned beneficially 30,000 Class Y shares of the Real Estate Equity Investment Fund and 1,368,208.010 Class Y shares of the Money Market Fund, which represented 0.77% and 1.98% of the outstanding Class Y shares of
those Funds,  respectively.           Shareholder and Trustee  Liability.  Under
Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's and Framlington's Declaration of Trust, as amended, each provide that shareholders shall not be subject to any personal liability in connection with the assets of the Trust or Framlington for the acts or obligations of the Trust or Framlington, and that every note, bond, contract, order or other undertaking made by the Trust or Framlington shall contain a provision to the effect that the shareholders are not personally liable thereunder. Each Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. Each Declaration of Trust, as amended, also provides that the Trust and Framlington shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust or Framlington, and shall satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust or
Framlington  itself  would  be  unable  to meet its  obligations.           Each
Declaration of Trust, as amended, further provides that all persons having any claim against the Trustees, the Trust or Framlington shall look solely to the trust property for payment; that no Trustee of the Trust or Framlington shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust property or the conduct of any business of the Trust or Framlington; and that no Trustee shall be personally liable to any person for any action or failure to act except by reason of his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties as a trustee. With the exception stated, each Declaration of Trust, as amended, provides that a Trustee is entitled to be indemnified against all liabilities and expenses reasonably incurred by him in connection with the defense or disposition of any proceeding in which he may be involved or with which he may be threatened by reason of being or having been a Trustee, and that the Trustees will indemnify officers, representatives and employees of the Trust and Framlington to the same extent that Trustees are entitled to indemnification.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Trust and replaced Munder Capital Management, Inc. as investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing of an agreement (the "Joint Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisory businesses of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

    New Investment Advisory Agreements ("Advisory Agreements") between the Advisor and the Trust on behalf of each investment portfolio of the Trust were approved by the Board of Trustees of the Trust on November 23, 1994 and by the shareholders of those funds at a meeting on March 29, 1995. Advisory Agreements between the Advisor and the Company on behalf of the Multi-Season Fund, Real Estate Fund and Money Market Fund were approved by the Board of Directors of the Company on November 9, 1994 and by the shareholders of those Funds at a meeting on February 24, 1995. The Advisory Agreements for the Mid-Cap Growth and Value Funds were approved by the Board of Directors of the Company on July 31, 1995 and by shareholders on August 14, 1995. The Advisory Agreement for the International Bond Fund was approved by the Board of Directors of the Company on May 6, 1996 and by the shareholders on October 1, 1996. The Advisory Agreements for the Equity Selection Fund, Micro-Cap Fund and Small-Cap Value Fund were approved by the Board of Directors of the Company on August 6, 1996 and by shareholders on November 18, 1996. The Advisory Agreement for the Short Term Treasury Fund was approved by the Board of Directors of the Company on November 7, 1996 and by the shareholders on December 16, 1996. Under the terms of the Advisory Agreements, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Trust's and the Company's Boards of Trustees and Directors.

    The Advisory Agreements between the Advisor and Framlington on behalf of each investment portfolio of Framlington were approved by the Board of Trustees of Framlington on November 7, 1996 and by shareholders on December 31, 1996. Under the terms of the Advisory Agreements, the Advisor furnishes overall investment management for the International Growth Fund, the Emerging Markets Fund and the Healthcare Fund, provides research and credit analysis, oversees the purchase and sale of portfolio securities by the Sub-Advisor, maintains books and records with respect to the Funds' securities transactions and provides periodic and special reports to the Board of Trustees as requested.

         The Company's and Framlington's Advisory Agreements will continue in effect for a period of two years from their effective dates. The Trust's Advisory Agreement was approved for an initial period from January 1, 1995 to July 31, 1995. On July 31, 1995, the continuance of the Trust's Advisory Agreement was approved and an amendment to the Trust's Advisory Agreement was approved whereby the Advisor reduced the annual investment advisory fees payable by certain portfolios of the Trust effective October 28, 1995. If not sooner terminated, each Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees/Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Trustees/Directors. Each Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees/Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Trust, Framlington or the Company, as applicable. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         The Sub-Advisor is a subsidiary of Framlington Group Limited, which is incorporated in England and Wales and, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

         Under the terms of the sub-advisory agreement with the Sub-Advisor, the Sub-Advisor provides sub-advisory services to the International Growth, Emerging Markets and Healthcare Funds. Subject to supervision of the Advisor, the Sub-Advisor is responsible for the management of each Fund's portfolio, including all decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Advisor is also responsible for arranging the execution of all portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection therewith.

         Framlington's Sub-Advisory Agreement, with respect to each Fund, will continue in effect with respect to each Fund for a period of two years from its effective date. If not sooner terminated, the Sub-Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) with respect to a Fund, the vote of a majority of the outstanding voting securities of that Fund, or (ii) the vote of a majority of the Board of Trustees. The Sub-Advisory Agreement is terminable by vote of the Board of Trustees, or, with respect to a Fund, by the holders of a majority of the outstanding voting securities of that Fund, at any time without penalty, on 60 days' written notice to the Sub-Advisor, or by the Advisor on 90 days' written notice to the Sub-Advisor. The Sub-Advisor may also terminate its sub-advisory relationship with a Fund without penalty on 90 days' written notice to Framlington. The Sub-Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Fund computed daily and payable monthly at the rates set forth below:

         1.25% of average daily net assets
                  oEmerging Markets Fund

         1.00% of the first $500 million of average daily net assets and .75% of net assets in excess of $500 million oMulti-Season Fund*

         1.00% of the first $250 million of average daily net assets and .75% of net assets in excess of $250 million oInternational Growth Fund oHealthcare Fund**

         1.00% of average daily net assets
                  oMicro-Cap Fund**

         .75% of average daily net assets
                  oAccelerating Growth Fund
                  oEquity Selection Fund
                  oGrowth & Income Fund
                  oInternational Equity Fund
                  oSmall-Cap Value Fund
                  oSmall Company Growth Fund

         .74% of average daily net assets
                  oMid-Cap Fund
                  oReal Estate Fund
                  oValue Fund

         .65% of average daily net assets
                  oBalanced Fund

         .50% of average daily net assets
                  oBond Fund
                  oIntermediate Bond Fund
                  oInternational Bond Fund
                  oU.S. Income Fund
                  oMichigan Bond Fund
                  oTax-Free Bond Fund
                  oTax-Free Intermediate Bond Fund

         .40% of average daily net assets
                  oMoney Market Fund

         .35% of average daily net assets
                  oCash Investment Fund
                  oTax-Free Money Fund
                  oU.S. Treasury Fund

         .25% of average daily net assets
                  oShort Term Treasury Fund

         .20% of the first $250  million  of  average  daily net  assets;
          0.12 of the next $250  million of net assets and .07% of net assets in excess of $500 million
                  oIndex 500 Fund*
-------------------------------
* The Advisor expects to receive, after waivers, an advisory fee at the annual rate of .75% of average daily net assets of Multi-Season Fund and .07% of average daily net assets of the Index 500 Fund during the current fiscal year.

** The Advisor expects to voluntarily reimburse expenses during the current fiscal year with respect to the Micro-Cap Fund and the Healthcare Fund.

         The  Advisor  may   discontinue   such  fee  waivers   and/or   expense
reimbursements at any time, in its sole discretion.

         For its services, the Advisor pays the Sub-Advisor a monthly fee equal on an annual basis to up to 0.50% of average daily net assets up to $250 million, reduced to .375% of average daily net assets in excess of $250 million for the International Growth Fund and the Healthcare Fund, and up to .625% of average daily net assets for the Emerging Markets Fund.

         For the period February 1, 1995 through February 28, 1995, the Advisor received fees, after waivers, of: $144,906 Accelerating Growth Fund, $22,937 - Balanced Fund, $0 - Growth & Income Fund, $5,407 - Index 500 Fund, $75,502 - International Equity Fund, $68,046 - Small Company Growth Fund, $67,126 - Bond Fund, $172,014 - Intermediate Bond Fund, $67,252 - U.S. Government Income Fund, $0 - Michigan Bond Fund, $96,599 - Tax-Free Bond Fund, $137,594 - Tax-Free Intermediate Bond Fund, $246,455 - Cash Investment Fund, $62,910 - Tax-Free Money Market Fund and $83,125 - U.S. Treasury Money Market Fund.

         Net fees accrued to Old MCM, Inc., the Company's former investment advisor, for services provided pursuant to the former advisory agreements (which provided for the same fee rates as the Advisory Agreements) for the year ended December 31, 1994 (and for the Real Estate Fund for the period from commencement of operations to December 31, 1994) were $555,273 for the Multi-Season Fund, $3,166 for the Real Estate Fund and $620,204 for the Money Market Fund. For such periods, the Advisor voluntarily reimbursed expenses for the Multi-Season, Real Estate and Money Market Funds in the following amounts of $285,571, $68,336 and $218,109, respectively.

         For the period March 1, 1995 through June 30, 1995, the Advisor received fees after waivers of: $659,256 - Accelerating Growth Fund, $103,145 - Balanced Fund, $243,681 - Growth & Income Fund, $27,024 - Index 500 Fund, $357,460 - International Equity Fund, $316,025 - Small Company Growth Fund, $300,222 - Bond Fund, $767,122 - Intermediate Bond Fund, $304,666 - U.S.
Government Income Fund, $0 - Michigan Bond Fund, $410,093 - Tax-Free Bond Fund, $593,601 - Tax-Free Intermediate Bond Fund, $1,144,037 - Cash Investment Fund, $273,285 - Tax-Free Money Market Fund and $373,285 - U.S. Treasury Money Market Fund.

         For the period from January 1, 1995 through June 30, 1995, the Advisor received fees after waivers of $272,521 for the Multi-Season Fund, $0 for the Real Estate Fund and $431,213 for the Money Market Fund. For such period, the Advisor voluntarily reimbursed expenses for the Multi-Season and Real Estate Funds, in the following amounts of $34,525 and $141,161, respectively.

    For the period from July 1, 1995 through October 27, 1995, the Advisor received fees after waivers of $709,799 for the Accelerating Growth Fund, $107,536 for the Balanced Fund, $364,938 for the Growth & Income Fund, $31,087 for the Index 500 Fund, $379,355 for the International Equity Fund, $358,622 for the Small Company Growth Fund, $300,502 for the Bond Fund, $771,815 for the Intermediate Bond Fund, $290,956 for the U.S. Government Fund, $0 for the
Michigan Bond Fund, $367,467 for the Tax-Free Bond Fund, $572,916 for the Tax-Free Intermediate Fund, $1,159,247 for the Cash Investment Fund, $266,552 for the Tax-Free Money Market Fund and $341,421 for the U.S. Treasury Money
Market  Fund.           For the period from  October 28, 1995  through  June 30,
1996, the Advisor received fees after waivers of $1,411,737 for the Accelerating Growth Fund, $246,967 for the Balanced Fund, $970,328 for the Growth & Income Fund, $72,265 for the Index 500 Fund, $946,880 for the International Equity Fund, $920,847 for the Small Company Growth Fund, $537,663 for the Bond Fund, $1,809,598 for the Intermediate Bond Fund, $661,896 for the U.S. Government Fund, $0 for the Michigan Bond Fund, $709,274 for the Tax-Free Bond Fund, $1,185,441 for the Tax-Free Intermediate Fund, $2,478,073 for the Cash Investment Fund, $660,687 for the Money Market Fund, $610,215 for the Tax-Free Money Market Fund and $823,717 for the U.S. Treasury Money Market Fund.
         For the fiscal year ended June 30, 1996 (and for the period from commencement of operations to June 30, 1996 for the Mid-Cap and Value Funds) the Advisor received fees after waivers, if any, of $2,275,469 for the Multi-Season Fund, $114,330 for the Real Estate Fund, $1,025,924 for the Money Market Fund, $113,145 for the Mid-Cap Fund and $189,909 for the Value Fund.

    For the fiscal year ended June 30, 1996, the Advisor voluntarily reimbursed expenses in the following amounts: $34,671 for the Real Estate Fund, $24,500 for the Mid-Cap Fund, $70,016 for the Value Fund and $21,376 for the Index 500 Fund.

     For the fiscal year ended June 30, 1997 (and for the period from commencement of operations to June 30, 1997 for the International Growth, Emerging Markets, Healthcare, Micro-Cap, Small-Cap Value, Short Term Treasury and International Bond Funds), the Advisor received fees after waivers, if any, of $2,040,543 for the Accelerating Growth Fund, $445,259 for the Balanced Fund, $1,650,704 for the Growth & Income Fund, $249,764 for the Index 500 Fund, $1,720,496 for the International Equity Fund, $1,884,242 for the Small Company Growth Fund, $751,954 for the Bond Fund, $2,554,647 for the Intermediate Bond Fund, $1,175,733 for the U.S. Government Fund, $132,451 for the Michigan Bond Fund, $1,006,688 for the Tax-Free Bond Fund, $1,584,769 for the Tax-Free Intermediate Fund, $3,454,159 for the Cash Investment Fund, $879,155 for the Tax-Free Money Market Fund, $1,101,183 for the U.S. Treasury Money Market Fund, $3,189,742 for the Multi-Season Fund, $259,015 for the Real Estate Fund, $599,286 for the Money Market Fund, $180,531 for the Mid-Cap Fund, $401,505 for the Value Fund, $71,843 for the International Growth Fund, $25,210 for the Emerging Markets Fund, $11,440 for the Healthcare Fund, $6,479 for the Micro-Cap Equity Fund, $20,442 for the Small-Cap Value Fund, $51,885 for the Short Term Treasury Fund and $143,476 for the International Bond Fund.
         The Sub-Advisor is entitled to an advisory fee equal to up to one-half of the fee paid to the Advisor by each of the Framlington Funds as compensation for its services as Sub-Advisor. The Advisor pays fees to the Sub-Advisor and the Framlington Funds pay no fees directly to the Sub-Advisor.

    For the fiscal year ended June 30, 1997 the Advisor voluntarily waived advisory fees and/or reimbursed expenses in the amounts of $1,063,248 for the Multi-Season Fund, $10,143 for the Real Estate Fund, $52,965 for the Mid-Cap Fund, $17,688 for the Value Fund, $360,721 for the Index 500 Fund and $51,815
for the Michigan  Bond Fund.           For the period  ended June 30, 1997,  the
Advisor voluntarily reimbursed expenses in the amounts of $41,485 for the Micro-Cap Fund, $16,708 for the Small-Cap Value Fund, $72,552 for the International Growth Fund, $73,369 for the Emerging Markets Fund, and $66,145 for the Healthcare Fund, $9,944 for the International Bond Fund and $5,153 for the Short Term Treasury Fund.
         The Equity Selection Fund was not available for purchase as of the date of this Statement of Additional Information.

         Distribution Agreements. The Trust, Framlington and the Company have entered into distribution agreements, under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

         Distribution Services Arrangements - Class A, Class B and Class C Shares. Each Fund has adopted a Service and Distribution Plan with respect to its Class A Shares pursuant to which it uses its assets to finance activities relating to the provision of certain shareholder services. Under the Service and Distribution Plans for Class A Shares, the Distributor is paid an annual service fee at the rate of up to 0.25% of the value of average daily net assets of the Class A Shares of each Fund. Each Fund has also adopted a Service and Distribution Plan with respect to its Class B and Class C Shares, pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Service and Distribution Plans for Class B and Class C Shares, the Distributor is paid an annual service fee of up to 0.25% of the value of average daily net assets of the Class B and Class C Shares of each Fund and an annual distribution fee at the rate of up to 0.75% of the value of average daily net assets of the Class B and Class C Shares of each Fund.

         Under the terms of the Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees/Directors, including a majority of the Board of Trustees/Directors who are not interested persons of the Trust, Framlington or the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Trustees/Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the relevant class of the respective Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Boards of Trustees and Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

         The Trustees/Directors have determined that the Plans will benefit the Trust, Framlington, the Company and their respective shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) retention of existing accounts; (iii) facilitating portfolio management flexibility through continued cash flow into the Funds; and (iv) maintaining a competitive sales structure in the mutual fund industry.

         With  respect  to  Class  B and  Class  C  Shares  of  each  Fund,  the
Distributor expects to pay sales commissions to dealers authorized to sell a Fund's Class B and Class C Shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement by the relevant Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Funds' shares to support their sales efforts.

Fees paid to the Distributor Pursuant to Class A Service Plans


-------------------------------------------- ----------------- ---------------- ----------------- ----------------

                                               FISCAL YEAR                        FISCAL YEAR         FISCAL
                                                  ENDED         PERIOD ENDED         ENDED             YEAR
                                                 2/28/95           6/30/95          6/30/96            ENDED
FUNDS OF THE TRUST                                                                                    6/30/97
-------------------------------------------- ----------------- ---------------- ----------------- ----------------
Accelerating Growth Fund                          $1,339.97      $51.86              $1,916.29          $16,419
Balanced Fund                                       $116.01       $0.17                $136.95             $981
Growth & Income Fund                                  $0.00      $76.92                $268.00           $5,324
Index 500 Fund                                      $176.46     $203.84             $23,640.46          $48,763
International Equity Fund                           $617.32       $1.38              $1,946.82          $13,505
Small Company Growth Fund                           $794.65      $10.80              $1,158.43          $17,843
Bond Fund                                            $17.48      $15.24                 $29.40           $2,203
Intermediate Bond Fund                              $230.93       $0.51                $345.66          $13,919
Michigan Triple Tax-Free Bond Fund                  $663.53       $0.00                 $23.32           $1,206
Tax-Free Bond Fund                                    $0.00       $0.00                  $0.03           $4,973
Tax-Free Intermediate Bond Fund                       $6.17      $10.80                 $85.26          $14,678
-------------------------------------------- ----------------- ---------------- ----------------- ----------------




-------------------------------------------- ----------------- ---------------- -----------------

                                                                 FISCAL YEAR         FISCAL
                                               PERIOD ENDED         ENDED             YEAR
                                                 6/30/95           6/30/96           ENDED
FUNDS OF THE COMPANY                                                                6/30/97
-------------------------------------------- ----------------- ---------------- -----------------
Multi-Season Fund                                $427.88         $1,945.49           $30,811
Real Estate Fund                                 $422.10           $179.10            $1,559
Mid-Cap Fund                                       N/A              $51.87              $373
Value Fund                                         N/A              $41.77            $2,347
Money Market Fund                                  N/A                 N/A           $1,198*
Micro-Cap Fund                                     N/A                 N/A              $79*
Small-Cap Value Fund                               N/A                 N/A             $558*
International Bond Fund                            N/A                 N/A              $39*
-------------------------------------------- ----------------- ---------------- -----------------


-----------------------------------
* Figures reflect period from commencement of operations to June 30, 1997.

-------------------------------------------- -----------------

                                                  FISCAL
                                               PERIOD ENDED
                                                 6/30/97
FUNDS OF FRAMLINGTON
-------------------------------------------- -----------------
International Growth Fund                          $759
Emerging Markets Fund                              $285
Healthcare Fund                                    $241
-------------------------------------------- -----------------


Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the fiscal year ended June 30, 1997

                                             --------------------- ------------------
                                                 DISTRIBUTION
                                                 AND SERVICER
                                                     FEES               CDSC's
--------------------------------------------
                                             --------------------- ------------------
Accelerating Growth Fund                                 $3,607            $150.00
Balanced Fund                                            $1,249              $0.00
Growth & Income Fund                                     $3,519            $535.41
Index 500 Fund                                         $153,426              $0.00
International Equity Fund                               $10,398            $318.86
Micro-Cap Fund*                                            $513              $0.00
Mid-Cap Fund                                               $658              $0.00
Multi-Season Fund                                      $731,958         $26,020.64
Real Estate Fund                                        $27,446              $0.00
Small-Cap Value Fund*                                      $648              $0.00
-------------------------------------------- --------------------- ------------------




                                             --------------------- ------------------
                                                 DISTRIBUTION
                                                 AND SERVICER
                                                     FEES               CDSC's
-------------------------------------------- --------------------- ------------------
Small Company Growth Fund                               $21,679            $930.13
Value Fund                                               $2,689              $0.00
International Growth Fund*                                 $175              $0.00
Emerging Markets Fund*                                      $95              $0.00
Healthcare Fund*                                         $1,240              $0.00
Bond Fund                                                $5,482            $447.26
International Bond Fund*                                    $11              $0.00
Intermediate Bond Fund                                   $2,627              $0.00
Short Term Treasury Fund*                                  $116              $0.00
U.S. Government Income Fund                             $13,452              $0.00
Michigan Bond Fund                                       $2,779              $0.00
Tax-Free Bond Fund                                         $566              $0.00
Tax-Free Intermediate Bond Fund                          $1,782              $0.00
Money Market Fund                                        $1,925            $711.20
-------------------------------------------- --------------------- ------------------

-------------------------------
* Figures reflect period from commencement of operations to June 30, 1997.


Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the fiscal year ended June 30, 1996

                                             --------------------- ------------------ -------------------
                                                 DISTRIBUTION        SERVICER FEES          CDSC's
                                                     FEES
--------------------------------------------
                                             --------------------- ------------------ -------------------
Accelerating Growth Fund                              $1,268.42            $422.83             $238.16
Balanced Fund                                           $400.45            $133.48             $199.11
Growth & Income Fund                                  $1,147.15            $382.37             $300.00
Index 500 Fund                                       $15,750.66          $4,500.20           $1,207.75
International Equity Fund                             $3,131.06          $1,043.68           $1.008.01
Mid-Cap Growth Fund                                      $88.71             $29.54               $0.00
Multi-Season Fund                                   $454,197.35        $151,399.12         $155,014.33
Real Estate Fund                                     $12,014.27          $4,004.75           $4,278.33
Small Company Growth Fund                             $2,247.94            $749.31             $100.00
Value Fund                                              $424.07            $141.36             $181.56
Bond Fund                                               $590.01            $196.67             $861.49
Intermediate Bond Fund                                  $206.34             $68.79               $0.00
U.S. Government Income Fund                           $3,656.37          $1,218.79             $199.27
Michigan Bond Fund                                    $1,923.70            $641.24             $405.63
Tax-Free Bond Fund                                      $131.90             $43.96             $979.34
Tax-Free Intermediate Bond Fund                         $298.44             $99.48               $0.53
Money Market Fund                                     $1,496.13            $498.72               $0.00
-------------------------------------------- --------------------- ------------------ -------------------




Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the period ended June 30, 1995*

                                             --------------------- ----------------- -------------------
                                             DISTRIBUTION           SERVICER FEES          CDSC's
                                                     FEES
--------------------------------------------
                                             --------------------- ----------------- -------------------
Accelerating Growth Fund                                $137.64           $45.26              $350.16
Balanced Fund                                            $44.96           $15.16              $200.96
Growth & Income Fund                                    $135.37           $44.52                $0.00
International Equity Fund                               $311.35          $103.16                $0.00
Multi-Season Fund**                                 $187,381.57       $62,460.53          $101,519.47
Real Estate Fund**                                    $4,532.31        $1,510.77              $430.62
Small Company Growth Fund                               $107.62           $35.70                $0.00
Intermediate Bond Fund                                   $19.61            $6.50                $0.00
Michigan Triple Tax Free Fund                           $631.87          $208.93              $361.42
Tax-Free Bond Fund                                        $2.85            $0.95                $0.00
Money Market Fund**                                   $1,774.98          $591.66                $0.00
-------------------------------------------- --------------------- ----------------- -------------------


*    As of June 30, 1995, the following funds had not commenced selling Class B Shares:  Bond Fund, Index 500 Fund, U.S. Government
     Income Fund, Tax Free Intermediate Bond Fund.
**   Figures reflect the period 01/01/95 - 06/30/95.  All other funds reflect the period 03/01/95 - 06/30/95.


Fees paid to the Distributor Pursuant to Class B Service and Distribution Plans for the fiscal year ended February 28, 1995

                                             ---------------------- ----------------- -----------------
                                                 DISTRIBUTION        SERVICER FEES         CDSC's
                                                     FEES
-------------------------------------------- ---------------------- ----------------- -----------------
Accelerating Growth Fund                                 $113.37          $15.95               $0.00
Balanced Fund                                             $66.05           $7.42               $0.00
Growth & Income Fund                                     $117.51          $20.45               $0.00
International Equity Fund                                $315.98          $49.15               $0.00
Multi-Season Growth Fund*                            $481,834.00           $0.00         $159,185.00
-------------------------------------------- ---------------------- ----------------- -----------------

                                             ---------------------- ----------------- -----------------
                                                 DISTRIBUTION        SERVICER FEES         CDSC's
                                                     FEES
-------------------------------------------- ---------------------- ----------------- -----------------
Real Estate Fund**                                     $1,064.00           $0.00               $0.00
Small Company Growth Fund                                 $72.07          $14.30               $0.00
Intermediate Bond Fund                                    $16.61           $2.96               $0.00
Michigan Triple Tax Free Fund                            $515.28          $91.47               $0.00
Tax-Free Bond Fund                                         $0.12           $0.04               $0.00
Money Market Fund**                                       $1,799           $0.00               $0.00
-------------------------------------------- ---------------------- ----------------- -----------------

*      Figures reflect period from 01/01/94 - 12/31/94.  Such amounts were paid to a previous distributor.
**     Figures reflect period from commencement of operations to 12/31/94.  Such amounts were paid to a previous distributor.




Fees paid to the Distributor  Pursuant to Class C Service and Distribution Plans
for the fiscal year ended June 30, 1997*
                                             ---------------------- ----------------
                                                 DISTRIBUTION
                                                 AND SERVICER
                                                     FEES               CDSC's
--------------------------------------------
                                             ---------------------- ----------------
Accelerating Growth Fund                                  $2,146            $0.00
Balanced Fund                                               $337            $0.00
Growth & Income Fund                                      $2,683            $0.00
International Growth Fund**                                  $63            $0.00
Emerging Markets Fund**                                      $49            $0.00
Healthcare Fund**                                           $125            $0.00
International Equity Fund                                $18,452            $0.00
Mid-Cap Fund                                                $985            $0.00
Multi-Season Fund                                        $73,808          $391.84
Real Estate Fund                                          $1,829            $2.38
Micro-Cap Fund**                                             $48            $0.00
Small-Cap Value Fund**                                      $223            $0.00
Small Company Growth Fund                                $13,938          $212.00
Value Fund                                                $4,397            $0.00
Bond Fund                                                   $787            $0.00
Intermediate Bond Fund                                    $1,136            $0.00
U.S. Government Income Fund                                  $93            $0.00
Michigan Bond Fund                                          $568            $0.00
Money Market Fund                                         $5,932            $0.00
-------------------------------------------- ---------------------- ----------------
---------------------------------
   *   As of June 30, 1997, the following funds had not commenced  selling Class
       C  Shares:   Tax-Free  Bond  Fund,   Tax-Free   Intermediate  Bond  Fund,
       International Bond Fund and Short Term Treasury Fund.
   ** Figures reflect period from commencement of operations to June 30, 1997.




Fees paid to the Distributor Pursuant to Class C Service and Distribution Plans for the fiscal year ended June 30, 1996*

                                             --------------------- ----------------- ----------------
                                                 DISTRIBUTION       SERVICER FEES        CDSC's
                                                     FEES
--------------------------------------------
                                             --------------------- ----------------- ----------------
Accelerating Growth Fund                                $263.46            $87.82          $188.66
Balanced Fund                                             $3.69             $1.21          $100.01
Growth & Income Fund                                     $89.74            $29.90            $0.00
International Equity Fund                             $3,585.39         $1,195.13          $293.87
Mid-Cap Growth Fund                                     $129.03            $43.00            $2.18
Multi-Season Growth Fund                             $32,127.47        $10,709.17          $798.25
Real Estate Fund                                         $13.33             $4.43            $7.50
Small Company Growth Fund                               $171.21            $57.06          $149.87
Value Fund                                              $855.88           $285.29            $0.00
Bond Fund                                                $92.46            $30.80            $0.00
Intermediate Bond Fund                                   $73.80            $24.58            $0.00
-------------------------------------------- --------------------- ----------------- ----------------


*      As of June 30, 1996, the following funds had not commenced  selling Class
       C Shares:  Index 500 Fund,  U.S.  Government  Income Fund,  Michigan Bond
       Fund,  Tax-Free  Bond  Fund,  Tax-Free  Intermediate  Bond Fund and Money
       Market Fund.




Fees paid to the Distributor Pursuant to Class C Service and Distribution Plan for the fiscal period ended June 30, 1995*

                                             --------------------- ----------------- ----------------
                                                 DISTRIBUTION       SERVICER FEES        CDSC's
                                                     FEES
-------------------------------------------- --------------------- ----------------- ----------------
Multi-Season Growth Fund**                            $9,464.61         $3,154.86          $256.15
Real Estate Fund**                                        $1.28             $0.43            $0.00
-------------------------------------------- --------------------- ----------------- ----------------


*    As of June 30, 1995, the Funds of the Trust had not commenced selling Class C Shares.
**   Figures reflect period 01/01/95-06/30/95.

         The following amounts were paid by each Fund under its Class B Service and Distribution Plans during the fiscal year ended June 30, 1997.


                                               Printing and
                                                Mailing of                                                         Interest,
                                               Prospectuses                                                       Carrying or
                                              to other than                                                          other
                                                 Current      Compensation to    Compensation     Compensation     Financing
                                Advertising    Shareholders     Underwriters      to Dealers      to Personnel      Charges
Accelerating Growth Fund       $0             $0              $0                $387             $0               $889
Balanced Fund                  $0             $0              $0                $128             $0               $284
Index 500 Fund                 $0             $0              $0                $4,061           $0               $54,546
International Growth Fund*     $0             $0              $0                $0               $0               $183
Emerging Markets Fund*         $0             $0              $0                $0               $0               $85
Healthcare Fund*               $0             $0              $0                $0               $0               $809
Growth & Income Fund           $0             $0              $0                $297             $0               $936
International Equity Fund      $0             $0              $0                $739             $0               $2,264
Micro-Cap Equity Fund*         $0             $0              $0                $0               $0               $351
Mid-Cap Growth Fund            $0             $0              $0                $77              $0               $127
Multi-Season Fund              $0             $0              $0                $152,100         $0               $38,460
Real Estate Fund               $0             $0              $0                $4,337           $0               $5,926
Short Term Treasury Fund*      $0             $0              $0                $0               $0               $35
Small-Cap Value Fund*          $0             $0              $0                $0               $0               $289
Small Company Growth Fund      $0             $0              $0                $278             $0               $7,962
Value Fund                     $0             $0              $0                $235             $0               $749
Bond Fund                      $0             $0              $0                $119             $0               $`0
Intermediate Bond Fund         $0             $0              $0                $240             $0               $168
International Bond Fund        $0             $0              $0                $0               $0               $15
U.S. Government Fund           $0             $0              $0                $326             $0               $0
Michigan Bond Fund             $0             $0              $0                $646             $0               $192
Tax-Free Bond Fund             $0             $0              $0                $8               $0               $223
Tax-Free Intermediate Bond
     Fund                      $0             $0              $0                $8               $0               $615
Money Market Fund              $0             $0              $0                $483             $0               $0
----------------------------
* Figures reflect period from commencement of operations to June 30, 1997.



         The following amounts were paid by each Fund under its Class C Service and Distribution Plans during the fiscal year ended June 30, 1997.

                                              Printing and
                                               Mailing of                                                         Interest,
                                              Prospectuses                                                       Carrying or
                                             to other than    Compensation                                          other
                                                Current      to Underwriters  Compensation to    Compensation     Financing
                               Advertising    Shareholders                        Dealers        to Personnel      Charges
Accelerating Growth Fund       $0            $0              $0               $129              $0              $80
Balanced Fund                  $0            $0              $0               $4                $0              $11
International Growth Fund*     $0            $0              $0               $0                $0              $10
Emerging Markets Fund*         $0            $0              $0               $0                $0              $4
Healthcare Fund*               $0            $0              $0               $0                $0              $24
Growth & Income Fund           $0            $0              $0               $89               $0              $5
International Equity Fund      $0            $0              $0               $3,352            $0              $354
Micro-Cap Equity Fund*         $0            $0              $0               $0                $0              $11
Mid-Cap Growth Fund            $0            $0              $0               $114              $0              $37
Multi-Season Fund              $0            $0              $0               $22,863           $0              $0
Real Estate Fund               $0            $0              $0               $17               $0              $148
Short Term Treasury Fund*      $0            $0              $0               $0                $0              $0
Small-Cap Value Fund*          $0            $0              $0               $0                $0              $30
Small Company Growth Fund      $0            $0              $0               $29               $0              $364
Value Fund                     $0            $0              $0               $833              $0              $57
Bond Fund                      $0            $0              $0               $37               $0              $0
Intermediate Bond Fund         $0            $0              $0               $79               $0              $1,411
U.S. Government Fund           $0            $0              $0               $8                $0              $0
Michigan Bond Fund             $0            $0              $0               $0                $0              $0
Tax-Free Bond Fund             $0            $0              $0               $0                $0              $40
Tax-Free Intermediate Bond
    Fund                       $0            $0              $0               $0                $0              $0
Money Market Fund              $0            $0              $0               $5,277            $0              $0
------------------------------------
*  Figures reflect fiscal period from commencement of operations to June 30, 1997.


         Shareholder Servicing Arrangements - Class K Shares. As stated in each Fund's Prospectus, Class K Shares are sold to investors through institutions which enter into Shareholder Servicing Agreements with the Trust, Framlington or the Company to provide support services to their Customers who beneficially own Class K Shares in consideration of the Funds' payment of not more than .25% (on an annualized basis) of the average daily net asset value of the Class K Shares beneficially owned by the Customers.

         Services provided by institutions under their service agreements may include: (i) aggregating and processing purchase and redemption requests for Class K Shares from Customers and placing net purchase and redemption orders with the Distributor; (ii) providing Customers with a service that invests the assets of their accounts in Class K Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payments on behalf of Customers; (iv) providing information periodically to Customers showing their positions in Class K Shares; (v) arranging for bank wires; (vi) responding to Customer inquiries relating to the services performed by the institutions; (vii) providing subaccounting with respect to Class K Shares beneficially owned by Customers or the information necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from the Trust, the Framlington Trust or the Company (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Customers;
(ix) forwarding to Customers proxy statements and proxies containing any proposals regarding the Trust's or Framlington's or the Company's arrangements with institutions; and (x) providing such other similar services as the Trust, Framlington or the Company may reasonably request to the extent the institutions are permitted to do so under applicable statutes, rules and regulations.

         Pursuant to the Trust's, Framlington's and the Company's agreements with such institutions, the Boards of Trustees and Directors will review, at least quarterly, a written report of the amounts expended under Trust's, the Framlington's and the Company's agreements with Institutions and the purposes for which the expenditures were made. In addition, the arrangements with Institutions must be approved annually by a majority of the Boards of Trustees and Directors, including a majority of the Trustees/Directors who are not "interested persons" as defined in the 1940 Act, and have no direct or indirect financial interest in such arrangements.

         The Boards of Trustees and Directors have approved the arrangements with Institutions based on information provided by the service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the servicing of the accounts of the beneficial owners of their shares in an efficient manner.
         Administration Agreement. State Street Bank and Trust Company ("State Street"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Trust, Framlington and the Company pursuant to administration agreements (each, an "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust, Framlington and the Company; provide accounting and bookkeeping services for the Funds, oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.
         Each Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

         Prior to November 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") located at 53 State Street, Boston, Massachusetts 02109 served as administrator to the Funds.

         For the period ended February 28, 1995, the administration fees of Investor Services Group accrued as follows: Accelerating Growth Fund - $198,140; Balanced Fund - $34,625; Growth & Income Fund - $41,047; Index 500 Fund - $69,871; International Equity Fund - $94,485; Small Company Growth Fund -
$83,027; Bond Fund - $133,388; Intermediate Bond Fund - $335,642; U.S. Government Income Fund - $142,297; Michigan Bond Fund - $17,168; Tax-Free Bond Fund - $217,868; Tax-Free Intermediate Bond Fund - $272,285; Cash Investment Fund - $669,287; Tax-Free Money Market Fund $179,189; and U.S. Treasury Money Market Fund - $212,383.

         For the period ended June 30, 1995 and the fiscal years ended June 30, 1996 and June 30, 1997, the administration fees of Investor Services Group accrued as follows: Accelerating Growth Fund - $101,130, $322,120 and $307,521; Balanced Fund - $18,258, $62,095 and $77,364; Growth & Income Fund - $48,503,
$202,655  and  $248,644;  Index  500  Fund -  $44,411,  $188,416  and  $405,016;
International Equity Fund - $54,832, $201,299 and $259,162; Small Company Growth Fund - $48,480, $194,176 and $283,755; Bond Fund - $69,084, 190,967 and
$169,932;  Intermediate  Bond  Fund -  $176,525,  $587,790  and  $577,425;  U.S.
Government Income Fund - $70,106, $216,970 and $265,637; Michigan Bond Fund - $10,784, $31,899 and $41,620; Tax-Free Bond Fund - $94,378, $245,271 and
$227,508;  Tax-Free  Intermediate  Bond Fund - $136,609,  $400,485 and $358,214;
Cash Investment Fund - $376,101, $1,183,419 and $1,115,110; Tax-Free Money Market Fund - $89,841 $285,214 and $283,803; and U.S. Treasury Money Market Fund
- $122,730, $378,955 and $355,592, respectively.

         For the period May 1, 1995 through June 30, 1995, administration fees of Investor Services Group accrued were $17,266, $1,150 and $48,129, for the Multi-Season Fund, Real Estate Fund and Money Market Fund, respectively.

         For the fiscal year ended June 30, 1996, administration fees of Investor Services Group accrued were: $345,388 - Multi-Season Fund, $19,120 - Real Estate Fund and $292,172 - Money Market Fund. For the period ended June 30, 1996, administration fees of the Administrator accrued were: $18,006 - Mid-Cap Fund and $29,705 - Value Fund.
         For the fiscal year ended June 30, 1997, administration fees of Investor Services Group accrued were $480,310-Multi-Season Fund; $39,493-Real Estate Fund, $27,562-Mid-Cap Growth Fund; $169,405-Money Market Fund and $61,224-Value Fund.

    For the period ended June 30, 1997, administration fees of Investor Services
Group  accrued  were   $730-Micro-Cap   Fund;   $14,220-Small-Cap   Value  Fund;
$32,343-International Bond Fund and $23,349-Short Term Treasury Fund.

         For the period ended June 30, 1997, administration fees of Investor Services Group accrued were $9,644- Emerging Markets Fund; $9,644-Healthcare Fund and $9,644-International Growth Fund.

    Custodian, Sub-Custodian and Transfer Agency Agreements. Comerica Bank, whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of the Funds' assets pursuant to custodian agreements (each, a "Custody Agreement") with each of the Trust, Framlington and the Company. Under each Custody Agreement, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Boards of Trustees and Directors concerning each Fund's operations. For the period ended June 30, 1997, the Custodian earned $122,406 for its services to the Funds of the Company, $691,406 for its services to the Funds of the Trust and $8,713 for its services to the Funds of Framlington. Effective November 1, 1997, no compensation will be paid to the Custodian for its services. The Custodian has entered into a Sub-Custody Agreement with State Street pursuant to which State Street will serve as Sub-Custodian to the Funds. As compensation for its services, State Street is entitled to receive fees, based on the aggregate average daily net assets of the Funds and certain other investment portfolios that are advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

    The Custodian is authorized to select one or more domestic or foreign banks or trust companies to serve as sub-custodian on behalf of the Trust, Framlington or the Company. In addition, the Trust, Framlington and the Company and the
Custodian have entered into respective sub-custody agreements with Morgan Stanley Trust Company ("Morgan Stanley") relating to the custody of foreign securities held by certain Funds of the Trust and each Fund of Framlington and the Company (except the Real Estate Fund), and Morgan Stanley, in turn, has entered into additional agreements with financial institutions and depositories located in foreign countries with respect to the custody of such securities. As of October 1997, State Street will replace Morgan Stanley as Sub-Custodian relating to the custody of foreign securities held by the Funds.
         Investor Services Group serves as the transfer and dividend disbursing agent for the Funds pursuant to transfer agency agreements (the "Transfer Agency Agreement") with each of the Trust, Framlington and the Company, under which Investor Services Group (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards of Trustees and Directors concerning the operations of each Fund.

         Comerica. As stated in the Funds' Class K Shares Prospectus, Class K Shares of the Funds are sold to customers of banks and other institutions. Such banks and institutions may include Comerica Incorporated (a publicly-held bank holding company), its affiliates and subsidiaries ("Comerica") and other institutions that have entered into agreements with the Company, the Trust and Framlington providing for shareholder services for their customers.

         Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Trust, Framlington and the Company contemplated by their respective agreements with each of them without violation of applicable banking laws and regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform certain services for the Funds.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Trust, Framlington or the Company, the Trust, Framlington or the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any shareholder of the Funds.

         It should be noted that future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent Comerica and certain other institutions from continuing to perform certain services for Class K shares of the Funds.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of Comerica and/or other institutions in connection with the provision of services on behalf of Class K shares of the Fund, the Trust, Framlington or the Company might be required to alter materially or discontinue the arrangements with the institutions and change the method of operations with respect to Comerica and certain other institutions. It is not anticipated, however, that any change in the Funds' method of operations would affect the net asset value per share of the Funds or result in a financial loss to any holder of Class K shares of the Funds.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board Members, the Advisor or the Sub-Advisor, as the case may be, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Funds.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

         For the period from March 1, 1995 to June 30, 1995, the Accelerating Growth Fund, Balanced Fund, Growth & Income Fund, Index 500 Fund, International Equity Fund and Small Company Growth Fund paid in brokerage commissions $123,045, $13,238, $62,706, $5,047, $127,871 and $65,661, respectively. The other Funds of the Trust did not pay brokerage commissions for the period from March 1, 1995 to June 30, 1995.

         For the period from January 1, 1995 to June 30, 1995, the Multi-Season Fund and the Real Estate Fund paid $62,889 and $14,627, respectively, in brokerage commissions. The other Funds of the Company did not pay brokerage commissions for the period from January 1, 1995 to June 30, 1995.

     For the fiscal year ended June 30, 1996, the Funds paid brokerage commissions as follows: $474,252 - Accelerating Growth Fund, $52,376-Balanced Fund, $202,292 - Growth & Income Fund, $41,009 - Index 500 Fund, $428,699 -
International Equity Fund, $424,580 - Multi-Season Fund, $40,182 - Real Estate Fund and $203,936 - Small Company Growth Fund. The other Funds of the Company and the Trust did not pay brokerage commissions during the fiscal year ended June 30, 1996.
         For the period ended June 30, 1996, the Mid-Cap Fund and the Value Fund paid brokerage commissions of $83,397 and $169,335, respectively.

     For the fiscal year ended June 30, 1997, the Funds paid brokerage commissions as follows: $506,861-Accelerating Growth Fund, $54,221-Balanced
Fund, $336,161-Growth & Income Fund, $61,393 - Index 500 Fund, $155,081-International Equity Fund, $366,346-Multi-Season Fund, $50,137-Mid-Cap Fund, $66,879-Real Estate Fund and $355,997-Small Company Growth Fund. The other Funds of the Company and the Trust did not pay brokerage commissions during the fiscal year ended June 30, 1997.

         For the period ended June 30, 1997, Funds paid brokerage commissions as follows: $2,045-Micro-Cap Fund, $82,304-Small-Cap Value Fund, $228,545-Value Fund, $0-International Bond Fund, $0-Short Term Treasury Fund., $43,256-Emerging Markets Fund, $87,694-International Growth Fund and $3,325-Healthcare Fund.

         Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Funds will engage in this practice, however, only when the Advisor or Sub-Advisor, as the case may be, believes such practice to be in the Funds' interests.

         Since the Money Market Funds will invest only in short-term debt instruments, their annual portfolio turnover rates will be relatively high, but brokerage commissions are normally not paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net investment income of a Money Market Fund. The portfolio turnover rate of a Fund is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were thirteen months or less for the Money Market Funds or one year or less for the Equity and Bond Funds) by the monthly average value of the securities held by the Fund during the year. The Equity and Bond Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.
         Each Fund's portfolio turnover rate is included in the prospectuses under the section entitled "Financial Highlights." For the fiscal year ended June 30, 1997, the portfolio turnover rate for the Bond Fund and the Intermediate Bond Fund was 279% and 325%, respectively. The portfolio turnover of the Bond Fund and the Intermediate Bond Fund was affected by fluctuating interest rate conditions which at times required increased dispositions and acquisitions of securities to maintain each Fund's maturity structure.

         In its Advisory Agreements, the Advisor (and, in the case of the Funds of Framlington, the Sub-Advisor pursuant to the Sub-Advisory Agreement) agrees to select broker-dealers in accordance with guidelines established by the Boards of Trustees and Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor or Sub-Advisor, as the case may be, shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory and Sub-Advisory Agreements authorize the Advisor or Sub-Advisor, as the case may be, subject to the prior approval of the Boards of Trustees and Directors, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor or Sub-Advisor, as the case may be, determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor or Sub-Advisor, as the case may be, and does not reduce the advisory fees payable to the Advisor or Sub-Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to the Advisor, Sub-Advisor, Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund and for other investment accounts managed by the Advisor and Sub-Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund is concerned, in other cases it is believed to be beneficial to a Fund. To the extent permitted by law, the Advisor or Sub-Advisor, as the case may be, may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

         A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor, Sub-Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Trust's or Framlington Board of Trustees and the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

    The Trust and the Company are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940) Act or their parent companies held by them as of the close of their most recent fiscal year and state the value of such holdings. As of June 30, 1997, Accelerating Growth Fund held securities of Lehman Brothers valued at $12,289,000; Balanced Fund held securities of Lehman Brothers valued at $6,364,000; Index 500 Fund held securities of Merrill Lynch & Company, Inc. valued at $14,635,000, J.P. Morgan & Company, Inc. valued at $1,472,000, Morgan Stanley Group, Inc. valued at $1,890,000, Merrill Lynch & Company, Inc. valued at $1,509,000 and Salomon, Inc. valued at $462,000; Growth & Income Fund held securities of Lehman Brothers valued at $17,927,000; Micro-Cap Fund held securities of Lehman Brothers valued at $392,000; Mid-Cap Fund held securities of Lehman Brothers valued at $2,820,000; Multi-Season Fund held securities of Lehman Brothers valued at $45,933,000; Real Estate Fund held securities of Lehman Brothers valued at $5,052,000; Small-Cap Value Fund held securities of Lehman Brothers valued at $5,329,000; Small Company Growth Fund held securities of Lehman Brothers valued at $19,459,000; Value Fund held securities of Lehman Brothers valued at $2,072,000, Morgan Stanley, Dean Witter, Discover & Co. valued at $1,662,000 and Salomon, Inc. valued at $1,641,000; Bond Fund held securities of Lehman Brothers valued at $10,102,000; Intermediate Bond Fund held securities of Lehman Brothers valued at $11,428,000; International Bond Fund held securities of J.P. Morgan Securities valued at $400,000 and Lehman Brothers valued at $2,495,000; Short Term Treasury Fund held securities of Lehman Brothers valued at $767,000; U.S. Income Fund held securities of Lehman Brothers valued at $8,975,000; Cash Investment Fund held securities of J.P. Morgan & Company, Inc. valued at $48,000,000, Sanwa Securities Company valued at $117,972,000, Lehman Brothers valued at $70,724,000, Societe Generale Securities Corp. valued at $45,000,000, and PaineWebber valued at $48,000,000; Money Market Fund held securities of Sanwa Business Credit Corporation valued at $4,990,000, Lehman Brothers valued at $26,198,000 and Morgan Guaranty Trust & Co. valued at $4,998,000; and U.S. Treasury Money Market Fund held securities of J.P. Morgan & Company, Inc. valued at $13,000,000, Goldman Sachs Group, L.P. valued at $13,000,000, Merrill Lynch & Company, Inc. valued at $13,000,000, Lehman Brothers valued at $70,507,000, PaineWebber, Inc. valued at $13,000,000 and Sanwa Securities Company valued at $13,000,000.
         Except as noted in the Prospectuses and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Sub-Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent; fees and expenses of officers and Board of Trustees/Directors; taxes; interest; legal and auditing fees; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Trust, Framlington or the Company that are not readily identifiable as belonging to a particular investment portfolio of the Trust, Framlington or the Company are allocated among all investment portfolios of the Trust, Framlington or the Company by or under the direction of the Boards of Trustees and Directors in a manner that the Boards of Trustees and Directors determine to be fair and equitable. The Advisor, Sub-Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in the Funds' Prospectuses and such information is incorporated herein by reference.

         Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

         Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

         Redemptions. As described in the Fund's Prospectuses, shares of the Funds may be redeemed in a number of different ways:

                           o   By Mail
                           o   By Telephone
                           o   Automatic Withdrawal Plan

The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

         Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

         The CDSC Schedule for Class B Shares of the Trust Funds purchased before June 27, 1995 is set forth below. The Prospectuses describe the CDSC Schedule for Class B Shares of Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

                        Class B Shares of the Trust Funds
                      Purchased on or before June 27, 1995

                     Redemption During                                                  CDSC
                     -----------------                                                  ----
 1st Year Since Purchase ................................                              4.00%
2nd Year Since Purchase     ...............................                            4.00%
3rd Year Since Purchase                                                                3.00%
4th Year Since Purchase    ................................                            3.00%
5th Year Since Purchase    ................................                            2.00%
6th Year Since Purchase    ................................                            1.00%

         CDSC Waivers - Class B Shares of the Trust Funds Purchased on or before June 27, 1995. The CDSC will be waived with respect to Class B Shares of the Trust Funds purchased on or before June 27, 1995 in the following circumstances:

(1) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner;
(2) minimum required distributions made in connection with an IRA or other retirement plan following attainment of age 59 1/2;
         and
(3) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily.

         CDSC Waivers - Class B Shares of the Company Funds Purchased on or before June 27, 1995. The CDSC will be waived on the following types of redemptions with respect to Class B Shares of the Company Funds purchased on or before June 27, 1995:

(1) redemptions by investors who have invested a lump sum amount of $1 million or more in the Fund;
(2) redemptions by the officers, directors, and employees of the Advisor or the Distributor and such persons' immediate families;
(3) dealers or brokers who have a sales agreement with the Distributor, for their own accounts, or for retirement plans for their employees or sold to registered representatives or full time employees (and their families) that certify to the Distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);
(4) involuntary redemptions effected pursuant to the Fund's right to liquidate shareholder accounts having an aggregate net asset value of less than $500; and
(5) redemptions the proceeds of which are reinvested in the Fund within 90 days of the redemption.

         Contingent  Deferred  Sales  Charge - Class A and Class C  Shares.  The
Prospectuses describe the CDSC for Class A or C Shares of the Funds of the Trust, the Company and Framlington purchased after June 27, 1995.

         Class A Shares of the Trust Funds purchased on or before June 27, 1995 without a sales charge by reason of a purchase of $500,000 or more are subject to a CDSC of 1.00% of the lower of the original purchase price or the net asset value at the time of redemption if such shares are redeemed within two years of the date of purchase. Class A Shares of the Trust Funds purchased on or before June 27, 1995 that are redeemed will not be subject to the CDSC to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions; (2) Class A Shares redeemed more than two years after their purchase; (3) a minimum required distribution made in connection with IRA or other retirement plans following attainment of age 59 1/2; or (4) total or partial redemptions made within one year following the death or disability of a shareholder or registered joint owner.

         No CDSC is imposed to the extent that the current market value of the shares redeemed does not exceed (a) the current net asset value of shares purchased through reinvestment of dividends or capital gain distributions plus
(b) the current net asset value of shares purchased more than one year prior to the redemption, plus (c) increases in the net asset value of the shareholder's shares above the purchase payments made during the preceding one year.

         The holding period of Class A or Class C Shares of a Fund acquired through an exchange of the corresponding class of shares of the Munder Money Market Fund (which are available only by exchange of Class A or Class C Shares of the Fund, as the case may be) and the Company Funds and the non-money market funds of the Trust will be calculated from the date that the Class A or Class C Shares of the Fund were initially purchased.

         In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing all Class A Shares on which a front-end sales charge has been assessed; then of shares acquired pursuant to the reinvestment of dividends and distributions; and then of amounts representing the cost of shares purchased one year or more prior to the redemption.

         Other  Information.  Redemption  proceeds  are  normally  paid in cash;
however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

         The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

         The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

         Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., New York City time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                 NET ASSET VALUE

         Money Market Funds. The value of the portfolio securities of the Money Market Funds is calculated using the amortized cost method of valuation. Under this method the market value of an instrument is approximated by amortizing the difference between the acquisition cost and value at maturity of the instrument on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account. The market value of debt securities usually reflects yields generally available on securities of similar quality. When such yields decline, market values can be expected to increase, and when yields increase, market values can be expected to decline.

         As indicated, the amortized cost method of valuation may result in the value of a security being higher or lower than its market price, the price a Fund would receive if the security were sold prior to maturity. The Boards of Trustees and Directors have established procedures reasonably designed, taking into account current market conditions and the Funds' investment objectives, for the purpose of maintaining a stable net asset value of $1.00 per share for each Fund for purposes of sales and redemptions. These procedures include a review by the Board of Trustees and Directors, at such intervals as they deem appropriate, of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1% for a Fund, the Boards of Trustees and Directors will promptly consider whether any and, if any, what action should be initiated. If the Board of Trustees or Directors believes that the extent of any deviation from a Fund's $1.00 amortized cost price per share may result in material dilution of other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce any such dilution or unfair results to the extent reasonably practicable. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

         Pursuant to Rule 2a-7, each of the Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that such Funds will not purchase any security with a remaining maturity (within the meaning of Rule 2a-7 under the 1940 Act) greater than 397 days (securities subject to repurchase agreements, variable and floating rate securities, and certain other securities may bear longer maturities), nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. In addition, the Funds may acquire only U.S. dollar-denominated obligations that present minimal credit risks and that are "First Tier Securities" at the time of investment. First Tier Securities are those that are rated in the highest rating category by at least two nationally recognized security rating organizations NRSROs or by one if it is the only NRSRO rating such obligation or, if unrated, determined to be of comparable quality. A security is deemed to be rated if the issuer has any security outstanding of comparable priority and security which has received a short-term rating by an NRSRO. The Advisor will determine that an obligation presents minimal credit risks or that unrated investments are of comparable quality, in accordance with guidelines established by the Board of Directors or Trustees. There can be no assurance that a constant net asset value will be maintained for each Money Market Fund.

         All Funds. In determining the approximate market value of portfolio investments, the Trust, Framlington or the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Trust's, Framlington's or the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board Members.

In-Kind Purchases

         With the exception of the Real Estate Fund, payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds as described in the Prospectuses. Shares of the Real Estate Fund will not be issued for consideration other than cash. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, a Fund will require, among other things, that the securities (a) meet the investment objectives and policies of the Funds; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of markets; (d) have a value that is readily ascertainable by a listing on a nationally recognized securities exchange; and (e) are valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                             PERFORMANCE INFORMATION

Yield of the Money Market Funds

         The Money Market Funds' current and effective yields are computed using standardized methods required by the SEC. The annualized yield is computed by:
(a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven-calendar day period; (b)
dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared and all dividends declared on both the original share and such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising the sum to a power equal to 365/7 and subtracting 1. Based on the foregoing computations, the annualized yields for all share classes of the Cash Investment, Money Market, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 1997 were: 5.19% (Class Y) and 5.04% (Class K) and 4.94% (Class A) for the Cash Investment Fund; 4.80% (Class A), 4.04% (Class
B), and 5.05% (Class Y) for the Money Market Fund; 3.60% (Class Y), 3.45% (Class
K) and 3.35% (Class A) for the Tax-Free Money Market Fund; and 4.96% (Class Y), 4.81% (Class K) and 4.82% (Class A) for the U.S. Treasury Money Market Fund.

     The effective yields for all share classes of the Money Market, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds for the seven-day period ended June 30, 1997 were: 4.91% (Class A), 4.12% (Class B) and 5.18% (Class Y) for the Money Market Fund; 5.32% (Class Y), 5.17% (Class K) and 5.06% (Class A) for the Cash Investment Fund; 3.66% (Class Y), 3.51% (Class K) and 3.41% (Class A) for the Tax-Free Money Market Fund; and 5.08% (Class Y), 4.93% (Class K) and 4.71% (Class A) for the U.S. Treasury Money Market Fund.


         In addition, a standardized "tax-equivalent yield" may be quoted for the Tax-Free Money Market Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from Federal income tax. For the seven-day period ended June 30, 1997, the tax-equivalent yield for Class Y, Class K and Class A Shares of the Tax-Free Money Market Fund was 5.22% (Class Y), 5.00% (Class K) and 4.94% (Class A) calculated for all share classes based on a stated tax rate of 31%. The fees which may be imposed by institutions on their Customers are not reflected in the calculations of yields for the Funds.

         Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yields of each Fund will fluctuate, they cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each Fund's investment policies including the types of investments made, lengths of maturities of the portfolio securities, and whether there are any special account charges which may reduce the effective yield.

Yield and Performance of the Non-Money Market Funds

         The Bond Funds', International Bond Fund's and Short Term Treasury Fund's 30-day (or one month) standard yield described in the applicable Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:
         .........                          a - b
         .........         YIELD =    2[(------+1)6 - 1]
         .........                          cd

Where:   a =      dividends and interest earned by a Fund during the period;

         b =      expenses accrued for the period (net of reimbursements and waivers);

         c = average daily number of shares outstanding during the period entitled to receive dividends;

         d = maximum offering price per share on the last day of the period.

         For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

         With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula). A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge imposed -- currently 5.50% of the per share offering price for Class A Shares of the Equity Funds (with the exception of the Index 500 Fund) and the Balanced Fund and 4.00% of the per share offering price for Class A Shares of the Bond Fund, International Bond Fund, Short Term Treasury Fund and Tax-Free Bond Funds. Effective September 20, 1995, the maximum sales charge imposed by Class A Shares of the Index 500 Fund was reduced from 5.50% to 2.50% of the per share offering price of such shares. The tax-equivalent yield for each Fund below is based on a stated federal tax rate of 31% and, with respect to Michigan Bond Fund, a Michigan state tax rate of 4%.

Class A Shares

         The standard yields and/or tax-equivalent yields of the Class A Shares of the following Funds for the 30-day period ended June 30, 1997 were:

                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            5.45%                               N/A
Intermediate Bond Fund                                               5.47%                               N/A
U.S. Government Income Fund                                          5.77%                               N/A
International Bond Fund                                              3.46%                               N/A
Short Term Treasury Fund                                              N/A                                N/A
Michigan Bond Fund                                                   4.24%                              4.42%
Tax-Free Bond Fund                                                   4.27%                              6.19%
Tax-Free Intermediate Bond Fund                                      3.63%                              5.26%


Class B Shares


         The standard yields and/or tax-equivalent yields of the Class B Shares of the following Funds for the 30-day period ended June 30, 1997 were:

                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            4.93%                               N/A
Intermediate Bond Fund                                               4.96%                               N/A
U.S. Government Income Fund                                          5.25%                               N/A
International Bond Fund                                               N/A                                N/A
Short Term Treasury Fund                                             4.46%                               N/A
Michigan Bond Fund                                                   3.67%                              3.82%
Tax-Free Bond Fund                                                   3.68%                              5.33%
Tax-Free Intermediate Bond Fund                                      3.03%                              4.39%


Class C Shares

         The standard yields and/or tax-equivalent yields of the Class C Shares of the following Funds for the 30-day period ended June 30, 1997 were:



                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            4.92%                               N/A
Intermediate Bond Fund                                               4.93%                               N/A
U.S. Government Income Fund                                          5.24%                               N/A
International Bond Fund                                               N/A                                N/A
Short Term Treasury Fund                                              N/A                                N/A
Michigan Bond Fund                                                   3.67%                              3.82%
Tax-Free Bond Fund                                                    N/A                                N/A
Tax-Free Intermediate Bond Fund                                       N/A                                N/A


Class K Shares

         The standard yields and/or tax-equivalent yields of the Class K Shares of the following Funds for the 30-day period ended June 30, 1997 were:


                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            5.69%                               N/A
Intermediate Bond Fund                                               5.71%                               N/A
U.S. Government Income Fund                                          6.01%                               N/A
International Bond Fund                                              3.61%                               N/A
Short Term Treasury Fund                                             5.22%                               N/A
Michigan Bond Fund                                                   4.42%                              4.60%
Tax-Free Bond Fund                                                   4.44%                              6.43%
Tax-Free Intermediate Bond Fund                                      3.78%                              5.48%


Class Y Shares

         The standard yields and/or tax-equivalent yields of the Class Y Shares of the following Funds for the 30-day period ended June 30, 1997 were:

                                                                    30-Day                         Tax-Equivalent
                                                                     Yield                          30-Day Yield
Bond Fund                                                            5.94%                               N/A
Intermediate Bond Fund                                               5.96%                               N/A
U.S. Government Income Fund                                          6.26%                               N/A
Short Term Treasury Fund                                             5.47%                               N/A
International Bond Fund                                              3.86%                               N/A
Michigan Bond Fund                                                   4.67%                              4.86%
Tax-Free Bond Fund                                                   4.70%                              6.81%
Tax-Free Intermediate Bond Fund                                      4.02%                              5.83%


         Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           T =               (ERV)1/n  -1
                                                 P

         Where:            T =        average annual total return

                           ERV        =  ending   redeemable  value  of  a
                                            hypothetical  $1,000 payment made at
                                            the beginning of the 1, 5 or 10 year
                                            (or other) periods at the end of the
                                            applicable  period (or a  fractional
                                            portion thereof)

                           P          hypothetical initial payment of $1,000

                           n = period covered by the computation, expressed in years.

         Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                            (ERV)  - 1
         Aggregate Total Return =      P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period. The Funds' average annual total return and load adjusted aggregate total return quotations for Class A Shares will reflect the deduction of the maximum sales charge charged in connection with the purchase of such shares; and the Funds' load adjusted average annual total return and load adjusted aggregate total return quotations for Class B Shares will reflect any applicable CDSC; provided that the Funds may also advertise total return data without reflecting any applicable CDSC sales charge imposed on the purchase of Class A Shares or Class B Shares in accordance with the views of the SEC. Quotations which do not reflect the sales charge will, of course, be higher than quotations which do.

         Based on the foregoing calculation, set forth below are the average annual total return figures for the Class A, B, C, K and Y Shares of each of the following Funds for the 12 month and 5 year periods ended June 30, 1997 and since commencement of operations.

Fund-Inception Date

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
Accelerating           Period Ended     Period Ended       through       Period Ended    Period Ended       through
Growth Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
-----------              --------         --------        --------        ---------        ---------       ---------

Class A - 11/23/92         4.83%            N/A            12.69%            (.93)%           N/A           11.32%
Class B - 4/25/94          4.15%            N/A            13.08%            (.55)%           N/A           12.36%
Class C - 9/26/95          3.89%            N/A             8.00%            2.95%            N/A            8.00%
Class K - 11/23/92         4.83%            N/A            12.69%            4.83%            N/A           12.69%
Class Y - 12/1/91          5.07%           14.91%          13.88%            5.09%          14.91%          13.88%




                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
                       Period Ended     Period Ended       through       Period Ended    Period Ended       through
Balanced Fund            6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
-------------            --------         --------        --------        ---------        ---------       ---------

Class A - 4/30/93         13.63%            N/A             10.46%            7.38%           N/A             8.97%
Class B - 6/21/94         12.73%            N/A             14.25%            7.73%           N/A            13.49%
Class C - 1/24/96         12.84%            N/A             13.43%           11.84%           N/A            13.43%
Class K-4/16/93           13.64%            N/A             10.11%           13.64%           N/A            10.11%
Class Y - 4/13/93         13.91%            N/A             10.20%           13.91%           N/A            10.20%

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
Growth &               Period Ended     Period Ended       through       Period Ended    Period Ended       through
Income Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
-----------              --------         --------        --------        ---------        ---------       ---------

Class A - 8/8/94          28.10%            N/A            21.65%           21.05%            N/A            19.30%
Class B - 8/9/94          27.16%            N/A            20.81%           22.16%            N/A            20.08%
Class C - 12/5/95         27.17%            N/A            20.64%           26.17%            N/A            20.64%
Class K - 7/5/94          28.12%            N/A            21.36%           28.12%            N/A            21.36%
Class Y - 7/5/94          28.43%            N/A            21.63%           28.43%            N/A            21.63%

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
Index 500              Period Ended     Period Ended       through       Period Ended    Period Ended       through
Fund                     6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
----                     --------         --------        --------        ---------        ---------       ---------

Class A - 12/9/92         33.97%            N/A            19.26%           30.62%            N/A            18.60%
Class B - 10/31/95        33.57%            N/A            30.39%           30.57%            N/A            29.13%
Class K - 12/7/92         33.79%            N/A            19.20%           33.79%            N/A            19.20%
Class Y - 12/1/91         34.19%           19.40%          19.27%           34.19%          19.40%           19.27%

                         12 Month          5 Year         Inception        12 Month         5 Year         Inception
International          Period Ended     Period Ended       through       Period Ended    Period Ended       through
Equity Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**        6/30/97**       6/30/97**
-----------              --------         --------        --------        ---------        ---------       ---------

Class A - 11/30/92        17.98%            N/A            12.63%           11.49%            N/A            11.25%
Class B - 3/9/94          17.18%            N/A             8.64%           12.18%            N/A             7.88%
Class C - 9/29/95         17.18%            N/A            13.81%           16.18%            N/A            13.81%
Class K - 11/23/92        18.09%            N/A            12.92%           18.09%            N/A            12.92%
Class Y - 12/1/91         18.35%            11.42%         11.64%           18.35%           11.42%          11.64%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
International Growth    Period Ended     Period Ended      through       Period Ended     Period Ended      through
Fund                      6/30/97*         6/30/97*        6/30/97*         6/30/97        6/30/97**       6/30/97**

Class A- 2/20/97             N/A             N/A            12.38%++          N/A             N/A            6.20%++
Class B - 3/19/97            N/A             N/A            14.92%++          N/A             N/A            9.92%++
Class C - 2/13/97            N/A             N/A            12.96%++          N/A             N/A           11.96%++
Class K - 1/10/97            N/A             N/A            14.99%++          N/A             N/A           14.99%++
Class Y - 12/31/96           N/A             N/A            13.50%++          N/A             N/A           13.50%++

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
Emerging                Period Ended     Period Ended      through       Period Ended     Period Ended      through
Markets Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
------------              --------         --------        --------        ---------       ---------       ---------

Class A - 1/14/97            N/A             N/A            27.16%++          N/A             N/A            20.16%++
Class B - 2/25/97            N/A             N/A            16.21%++          N/A             N/A            11.21%++
Class C - 3/3/97             N/A             N/A            18.03%++          N/A             N/A            17.03%++
Class K - 1/10/97            N/A             N/A            28.69%++          N/A             N/A            28.69%++
Class Y - 12/31/96           N/A             N/A            29.51%++          N/A             N/A            29.51%++




                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Healthcare Fund           6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
---------------           --------         --------        --------        ---------       ---------       ---------

Class A - 2/14/97            N/A             N/A            (3.63)%++         N/A             N/A            (8.93)%++
Class B - 1/31/97            N/A             N/A            (1.54)%++         N/A             N/A            (6.47)%++
Class C - 1/13/97            N/A             N/A             4.42%++          N/A             N/A             3.42%++
Class K - 4/1/97             N/A             N/A            15.24%++          N/A             N/A            15.24%++
Class Y - 12/31/96           N/A             N/A             8.90%++          N/A             N/A             8.90%++

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Micro-Cap Fund            6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
--------------            --------         --------        --------        ---------       ---------       ---------

Class A - 12/26/96           N/A             N/A            28.10%++          N/A             N/A            21.05%++
Class B - 2/24/97            N/A             N/A            16.27%++          N/A             N/A            11.27%++
Class C - 3/31/97            N/A             N/A            26.26%++          N/A             N/A            25.26%++
Class K - 12//31/96          N/A             N/A            26.68%++          N/A             N/A            26.68%++
Class Y - 12/26/96           N/A             N/A            28.30%++          N/A             N/A            28.30%++

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Small-Cap Fund            6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
--------------            --------         --------        --------        ---------       ---------       ---------

Class A - 1/10/97            N/A             N/A            18.20%++          N/A             N/A            11.70%++
Class B - 2/11/97            N/A             N/A            12.03%++          N/A             N/A             7.03%++
Class C - 1/13/97            N/A             N/A            17.92%++          N/A             N/A            16.92%++
Class K - 12/31/96           N/A             N/A            19.85%++         N/.A             N/A            19.85%++
Class Y - 12/26/96           N/A             N/A            20.86%++          N/A             N/A            20.86%++

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Mid-Cap Fund              6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
------------              --------         --------        --------        ---------       ---------       ---------

Class A - 12/22/95            .90%           N/A             6.81%          (4.65)%           N/A             2.92%
Class B - 1/26/96             .07%           N/A             6.32%          (4.42)%           N/A             3.64%
Class C - 11/9/95             .17%           N/A             6.48%           (.73)%           N/A             6.48%
Class K -10/2/95              .90%           N/A             6.04%            .90%            N/A             6.04%
Class Y - 8/14/95            1.07%           N/A             8.73%           1.07%            N/A             8.73%

                          12 Month         5 Year         Inception        12 Month        5 Year         Inception
International           Period Ended    Period Ended       through       Period Ended   Period Ended       through
             -
Bond Fund                 6/30/97*        6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
---------                 --------        --------        --------        ---------       ---------       ---------

Class A - 10/17/96          N/A             N/A              (.84)%++        N/A             N/A           (4.81)%
Class B - 6/9/97            N/A             N/A              (.20)%++        N/A             N/A           (5.19)%++
Class K - 3/24/97           N/A             N/A              3.04%++         N/A             N/A            3.04%++
Class Y - 10/2/96           N/A             N/A              (.90)%++        N/A             N/A            (.90)%++




                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Multi-Season Fund         6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**

Class A - 8/4/93            27.57%           N/A             18.37%          20.55%           N/A             16.67%
Class B - 4/29/93           26.61%           N/A             16.75%          21.61%           N/A             16.46%
Class C - 9/20/93           26.66%           N/A             18.04%          25.66%           N/A             18.09%
Class K - 6/23/95           27.55%           N/A             26.32%          27.55%           N/A             26.32%
Class Y - 8/16/93           27.96%           N/A             18.78%          27.96%           N/A             18.78%



                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Real Estate Fund          6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
----------------          --------         --------        --------        ---------       ---------       ---------

Class A - 9/30/94           33.51%           N/A             19.08%          26.17%           N/A           16.66%
Class B - 10/3/94           32.52%           N/A             18.25%          27.52%           N/A           17.43%
Class C - 1/5/96            32.57%           N/A             25.78%          31.57%           N/A           25.78%
Class K - 10/3/96            N/A             N/A             23.11%++         N/A             N/A           23.11%++
Class Y - 10/3/94           33.79%           N/A             19.42%          33.79%           N/A           19.42%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
Small Company           Period Ended     Period Ended      through       Period Ended     Period Ended      through
Growth Fund               6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
-----------               --------         --------        --------        ---------       ---------       ---------

Class A - 11/23/92          18.88%           N/A             19.04%          12.34%           N/A             17.59%
Class B - 4/28/94           18.06%           N/A             23.39%          13.06%           N/A             22.79%
Class C - 9/26/95           18.26%           N/A             28.76%          17.26%           N/A             28.76%
Class K - 11/23/92          18.93%           N/A             19.05%          18.93%           N/A             19.05%
Class Y - 12/1/91           19.26%           21.94%          20.16%          19.26%           21.94%          20.16%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Value Fund                6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
----------                --------         --------        --------        ---------       ---------       ---------

Class A - 9/14/95           34.38%           N/A             25.55%          26.99%           N/A             21.66%
Class B - 9/19/95           33.24%           N/A             24.63%          28.24%           N/A             22.73%
Class C - 2/9/96            33.36%           N/A             24.67%          32.36%           N/A             24.67%
Class K - 11/30/95          34.37%           N/A             26.02%          34.37%           N/A             26.02%
Class Y - 8/18/95           34.66%           N/A             27.26%          34.66%           N/A             27.26%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
                        Period Ended     Period Ended      through       Period Ended     Period Ended      through
Bond Fund                 6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
---------                 --------         --------        --------        ---------       ---------       ---------

Class A - 12/9/92            6.84%           N/A              6.32%           2.56%           N/A              5.37%
Class B - 3/13/96            5.97%           N/A              4.74%            .97%           N/A              1.73%
Class C - 3/25/96            6.19%           N/A              4.45%           5.19%           N/A              4.45%
Class K - 11/23/92           6.72%           N/A              6.24%           6.72%           N/A              6.24%
Class Y - 12/1/91            7.09%            5.40%           6.05%           6.99%            5.40%           6.05%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
Intermediate            Period Ended     Period Ended      through       Period Ended     Period Ended      through
Bond Fund                 6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
---------                 --------         --------        --------        ---------       ---------       ---------

Class A - 11/24/92           6.34%           N/A              5.19%           2.08%           N/A              4.26%
Class B - 10/25/94           5.60%           N/A              6.37%            .60%           N/A              5.35%
Class C - 4/19/96            5.77%           N/A              5.14%           4.77%           N/A              5.14%
Class K - 11/20/92           6.34%           N/A              5.18%           6.34%           N/A              5.18%
Class Y - 12/1/91            6.60%            5.54%           5.86%           6.60%           N/A              5.86%

                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
U.S. Government         Period Ended     Period Ended      through       Period Ended     Period Ended      through
Income Fund               6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**
-----------               --------         --------        --------        ---------       ---------       ---------

Class A - 7/28/94            7.50%           N/A              7.51%           3.20%           N/A              6.02%
Class B - 9/6/95             6.77%           N/A              5.04%           1.77%           N/A              2.96%
Class C - 8/12/96            N/A             N/A              4.87%++         N/A             N/A              3.88%++
Class K - 7/5/94             7.49%           N/A              7.43%           7.49%           N/A              7.43%
Class Y - 7/5/94             7.75%           N/A              7.70%           7.75%           N/A              7.70%




                          12 Month          5 Year        Inception        12 Month          5 Year        Inception
Short Term Treasury     Period Ended     Period Ended      through       Period Ended     Period Ended      through
Fund                      6/30/97*         6/30/97*        6/30/97*        6/30/97**       6/30/97**       6/30/97**

Class B - 4/4/97             N/A             N/A            1.44%++           N/A             N/A           (3.56)%++
Class K - 4/2/97             N/A             N/A            1.78%++           N/A             N/A            1.78%++
Class Y - 1/29/97            N/A             N/A            2.30%++           N/A             N/A            2.30%++

                           12 Month          5 Year        Inception        12 Month         5 Year        Inception
Michigan                 Period Ended     Period Ended      through       Period Ended    Period Ended      through
Bond Fund                  6/30/97*         6/30/97*        6/30/97*       6/30/97**       6/30/97**       6/30/97**
---------                  --------         --------        --------       ---------       ---------       ---------

Class A - 2/15/94             7.88%           N/A              4.03%           3.57%          N/A              2.78%
Class B - 7/5/94              7.09%           N/A              6.04%           2.09%          N/A              5.13%
Class C - 10/4/96             N/A             N/A              3.57%++        N/A             N/A              2.57%++
Class K - 1/3/94              8.00%           N/A              3.75%           8.00%          N/A              3.75%
Class Y - 1/3/94              8.26%           N/A              4.02%           8.26%          N/A              4.02%

                            12 Month         5 Year        Inception        12 Month         5 Year        Inception
                          Period Ended    Period Ended      through       Period Ended    Period Ended      through
Tax-Free Bond Fund          6/30/97*        6/30/97*        6/30/97*       6/30/97**       6/30/97**       6/30/97**
------------------          --------        --------        --------       ---------       ---------       ---------

Class A - 10/9/95              7.13%          N/A              5.20%           2.85%          N/A              2.74%
Class B - 12/6/94              6.43%          N/A              7.47%           1.43%          N/A              6.42%
Class K - 7/5/94               7.13%          N/A              6.73%           7.13%          N/A              6.73%
Class Y - 7/21/94              7.40%          N/A              6.85%           7.40%          N/A              6.85%

Tax-Free                    12 Month         5 Year        Inception        12 Month         5 Year        Inception
Intermediate              Period Ended    Period Ended      through       Period Ended    Period Ended      through
Bond Fund                   6/30/97*        6/30/97*        6/30/97*       6/30/97**       6/30/97**       6/30/97**
---------                   --------        --------        --------       ---------       ---------       ---------

Class A - 11/30/92            5.04%           N/A            4.52%             .84%           N/A            3.60%
Class B - 5/16/96             4.24%           N/A            4.13%            (.76)%          N/A             .58%
Class K - 2/9/87+++           5.04%          4.83%           5.58%            5.04%           N/A            5.58%
Class Y - 12/17/92            5.40%           N/A            4.74%            5.40%           N/A            4.74%



*        Figures do not include the effect of the sales charge.
**       Figures include the effect of the applicable sales charge.
++       Aggregate total return.
+++      For the 10 year period ended June 30, 1997, the average annual total return for Class K Shares was 5.27%.

         As of June 30, 1997, the following Classes had not commenced operations: Class A Shares of Short Term Treasury Fund, Class B Shares of International Bond Fund, Class C Shares of each of Tax-Free Bond, Intermediate Bond Fund, Short Term Treasury Fund and Tax-Free Intermediate Bond Fund.

         The Equity Selection Fund was not available for purchase as of the date of this Statement of Additional Information.

         All Funds. The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, a Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. In addition, as stated in the Funds' Prospectuses, the tax-equivalent yield (and hypothetical examples illustrating the effect of tax-equivalent yields) of a Fund may be quoted in advertisements or reports to shareholders. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

         The foregoing performance data reflects the imposition of the maximum sales load on Class A Shares but does not reflect payments under the Trust's Class K Plan or Class A Plan, which were not imposed before December 31, 1993.

                                      TAXES

         The following summarizes certain additional federal and state income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state,  foreign  country,  or other  taxing  jurisdiction.
General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will
satisfy the  Distribution  Requirement.           In addition to satisfaction of
the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"); also, for taxable years beginning before August 6, 1997, each Fund must derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.
         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Distributions of net investment income received by a Fund from investments in debt securities (other than interest on tax-exempt municipal obligations held by the Tax-Free Bond Funds and Tax-Free Money Market Fund) and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

    Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in shares. The Funds expect that capital gain dividends will be taxable to shareholders as mid-term or long-term gain. Capital gain dividends
are not eligible for the dividends received  deduction.           In the case of
corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.
    If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of such Fund's
current and  accumulated  earnings and profits.            Shareholders  will be
advised annually as to the federal income tax consequences of distributions made
by the Funds each year.          The Code imposes a non-deductible 4% excise tax
on regulated investment companies that fail to distribute in each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
         The Trust, the Framlington Trust and the Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he is not subject to backup withholding or that he is an "exempt recipient."

     Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term, mid-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.
         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

    Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject
to the tax laws of such states or  localities.           Tax-Free Bond Funds and
Tax-Free Money Market Fund. The Michigan Bond Fund, Tax-Free Bond Fund, Tax-Free Intermediate Bond Fund, and Tax-Free Money Market Fund are designed to provide investors with current tax-exempt interest income. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Funds' dividends being tax-exempt but also such dividends would be taxable when distributed to the beneficiary. In addition, the Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (b) who occupies more than 5% of the entire usable area of such facilities, or (c) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" generally include certain related natural persons, affiliated corporations, a partnership and its
partners and an S corporation  and its  shareholders.           In order for the
Funds to pay exempt-interest dividends with respect to any taxable year, at the close of each quarter of each Fund's taxable year at least 50% of the value of the Fund's assets must consist of tax-exempt municipal obligations. Exempt-interest dividends distributed to shareholders are not included in the shareholder's gross income for regular federal income tax purposes. However, all shareholders required to file a federal income tax return are required to report the receipt of exempt-interest dividends and other tax-exempt interest on their returns. Moreover, while such dividends and interest are exempt from regular federal income tax, they may be subject to alternative minimum tax in two circumstances. First, exempt-interest dividends derived from certain "private activity" bonds issued after August 7, 1986 will generally constitute an item of tax preference for both corporate and non-corporate taxpayers. Second, exempt-interest dividends derived from all bonds, regardless of the date of issue, must be taken into account by corporate taxpayers in determining the amount of certain adjustments for alternative minimum tax purposes. Receipt of exempt-interest dividends may result in collateral federal income tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, individual recipients of Social Security or Railroad Retirement benefits, and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult
their own tax advisors as to such consequences.          The percentage of total
dividends paid by the Fund with respect to any taxable year which qualifies as federal exempt-interest dividends will be the same for all shareholders receiving dividends during such year. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be
disallowed to the extent of the amount of such  dividends.           Interest on
indebtedness incurred by a shareholder to purchase or carry shares of the Funds generally is not deductible for federal income tax purposes if the Funds distribute exempt-interest dividends during the shareholder's taxable year.
         Investors may be subject to state and local taxes on income derived from an investment in a Fund. In certain states, income derived from a Fund which is attributable to interest on obligations of that state or any municipality or political subdivision thereof may be exempt from taxation.

     Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax
advisers  before  investing in a Fund.           Michigan Tax  Considerations  -
Michigan  Bond  Fund and  Tax-Free  Intermediate  Bond  Fund.  As  stated in the
Michigan Bond Fund Prospectus and the Tax-Free Intermediate Bond Fund Prospectus, dividends paid by the Fund that are derived from interest attributable to tax-exempt Michigan Municipal Obligations will be exempt from Michigan Income Tax, Michigan Intangibles Tax and Michigan Single Business Tax. Conversely, to the extent that the Fund's dividends are derived from interest on obligations other than Michigan Municipal Obligations, such dividends will be subject to Michigan Income, Intangibles and Michigan Single Business Taxes, even
though the dividends may be exempt for federal Income Tax purposes.           In
particular, gross interest income and dividends derived from obligations or securities of the State of Michigan and its political subdivisions, exempt from federal Income Tax, are exempt from Michigan Income Tax under Act No. 281, Public Acts of Michigan, 1967, as amended, and are exempt from Michigan Single Business Tax under Act No. 228, Public Acts of Michigan, 1975, as amended. The Michigan Income Tax act levies a flat-rate income tax on individuals, estates, and trusts. The Single Business Tax Act levies a tax upon the "adjusted tax base" of most individuals, corporations, financial organizations, partnerships, joint ventures, estates, and trusts with "business activity" in Michigan.
         Bonds or other similar obligations of the State of Michigan or of a political subdivision of the State of Michigan are exempt from Michigan Intangibles Tax under Act No. 301, Public Acts of Michigan, 1939, as amended. In 1986, the Michigan Department of Treasury issued a Bulletin stating that holders of interests in investment companies who are subject to the Michigan intangibles tax will be exempt from the tax to the extent that the investment portfolio consists of items such as Michigan Municipal Obligations.

         The transfer of obligations or securities of the State of Michigan and its political subdivisions by the Fund, as well as the transfer of Fund shares by a shareholder, is subject to Michigan taxes measured by gain on the sale, payment, or other disposition thereof.

    International Equity Fund, International Growth Fund, Emerging Markets Fund and International Bond Fund. Income received by the International Equity Fund, the International Growth Fund, the Emerging Markets Fund and the International Bond Fund from sources within foreign countries may be subject to withholding and other foreign taxes. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' shareholders. So long as a Fund qualifies as a regulated investment company, certain distribution requirements are satisfied, and more than 50% of the value of the Fund's assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect, subject to limitation, to pass through its foreign tax credits to its shareholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If a Fund were to make an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders would be entitled to credit their portions of this amount against their U.S. tax due, if any, or to deduct such portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, a Fund will report to its shareholders, in writing, the amount per share of such foreign tax that must be included in each shareholder's gross income and the amount which will be available for deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations are imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.
     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to limitations, including the restriction that the credit may not exceed the shareholder's United States tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains and losses from the sale of securities will generally be treated as derived from United States sources and certain foreign currency gains and losses likewise will be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income", such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, only a portion of the foreign tax credit will be allowed to offset any alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.
         Taxation of Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by some of the Funds. These rules may have a particular impact on the amount of income or gain that the Funds must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Test, all described above.

    Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligations must be recognized as ordinary interest income (not capital gain) to the extent
of the "accrued market discount."          Original Issue Discount. Certain debt
securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.
    Some debt securities may be purchased by the Fund, at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).
         Hedging Transactions. The taxation of equity options and over-the-counter options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

         Certain options, futures and forward contracts in which a Fund may invest may be "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section, 1256 contracts held by a Fund at the end of each taxable year (and generally for purposes of the 4% excise tax, on October 31 of each year) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, hedging transactions, if any, undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of hedging transactions to the Funds are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds which is taxed as ordinary income when distributed to shareholders.

         The Funds may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

    The Short-Short Test for taxable years beginning before August 6, 1997, and the diversification requirements applicable to the Funds' assets may limit the extent to which the Funds will be able to engage in transactions in options,
futures or forward  contracts.            Constructive  Sales.  Recently enacted
rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code.
         Currency Fluctuations-"Section 988" Gains or Losses. Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income and loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

    Passive Foreign Investment Companies. Certain Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least on-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. Each Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain
excess  distributions  might have been  classified as capital gain.          The
Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent
of any net  mark-to-market  gains included in income in prior years.       Other
Taxation

     The foregoing discussion relates only to U.S. federal income tax law and certain state taxes as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds, and dispositions of Fund shares also may be subject to other state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Trust and Framlington are Massachusetts business trusts. Under each Declaration of Trust, the beneficial interest in the Trust or Framlington may be divided into an unlimited number of full and fractional transferable shares. The Company is a Maryland corporation. The Trust's and Framlington's Declaration of Trust and the Company's Articles of Incorporation authorize the Boards of Trustees and Directors to classify or reclassify any unissued shares of the Trust, Framlington and the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to such authority, the Trust's Board of Trustees has authorized the issuance of an unlimited number of shares of beneficial interest in the Trust, representing interests in the Accelerating Growth, Balanced, Growth & Income, Index 500, International Equity, Small Company Growth, Bond, Intermediate Bond, U.S. Government Income, Michigan Bond, Tax-Free Bond, Tax-Free Intermediate Bond, Cash Investment, Tax-Free Money Market and U.S. Treasury Money Market Funds. The shares of each Fund (other than the Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund) are offered in five separate classes:
Class A, Class B, Class C, Class K and Class Y Shares. Class C Shares of the Index 500 Fund are not currently available for purchase. The Cash Investment Fund, Tax-Free Money Market Fund and U.S. Treasury Money Market Fund offer only Class Y Shares, Class K Shares and Class A Shares. Pursuant to the authority of Framlington's Declaration of Trust, the Trustees have authorized the issuance of an unlimited number of shares of beneficial interest in Framlington representing interests in the International Growth Fund, Emerging Markets Fund and Healthcare Fund. The shares of each Fund are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y shares. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Equity Selection Fund, Micro-Cap Fund, Mid-Cap Fund, Multi-Season Fund, Real Estate Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund, Financial Services Fund and NetNet Fund, respectively. The shares of each Fund (other than the Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund and All-Season Aggressive Fund, Financial Services Fund and the NetNet Fund) are offered in five separate classes: Class A, Class B, Class C, Class K and Class Y Shares. The Money Market Fund offers only Class A, Class B and Class C Shares (which may be acquired only through an exchange of shares from the corresponding classes of other funds of the Trust, Framlington the Company) and Class Y Shares. The All-Season Conservative Fund, All-Season
Moderate Fund and All-Season Aggressive Fund offer only Class A, Class B and Class Y Shares. The NetNet Fund and Financial Services Fund each offer only one class of shares.

         At a meeting on April 25 and 26, 1995, the Boards of the Trust and the Company, and at a meeting on November 7, 1996, the Board of Framlington Trust adopted plans pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plans") on behalf of each Fund. At a meeting on February 4, 1997, the Trust, Framlington and the Company adopted Amended and Restated Multi-Class Plans on behalf of each Fund. Each Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

         In the event of a liquidation or dissolution of each of the Trust, Framlington or the Company or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the Trust's, Framlington Trust's or the Company's respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, only Class B Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan, only Class C Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class C Plan, and only Class K Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Class K Plan. Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Trust, Framlington or the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Trustees and Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust, Framlington or the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement, sub-advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust, Framlington or the Company voting together in the aggregate without regard to a particular Fund.

         Shares of each of the Trust, Framlington and the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Trust's, Framlington's and the Company's outstanding shares (irrespective of class) may elect all of the trustees or directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable Prospectus, shares will be fully paid and non-assessable by each of the Trust, Framlington and the Company.

         Shareholder meetings to elect trustees or directors will not be held unless and until such time as required by law. At that time, the trustees then in office will call a shareholders' meeting to elect trustees. Except as set forth above, the trustees will continue to hold office and may appoint successor trustees. Meetings of the shareholders of the Trust, Framlington or the Company shall be called by the trustees or directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

         The Trust's and Framlington's Declaration of Trust, as amended, authorizes the Board of Trustees, without shareholder approval (unless otherwise required by applicable law), to: (i) sell and convey the assets belonging to a class of shares to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such class to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(ii) sell and convert the assets belonging to one or more classes of shares into money and, in connection therewith, to cause all outstanding shares of such class to be redeemed at their net asset value; or (iii) combine the assets belonging to a class of shares with the assets belonging to one or more other classes of shares if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on the shareholders of any class participating in such combination and, in connection therewith, to cause all outstanding shares of any such class to be redeemed or converted into shares of another class of shares at their net asset value. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act. The Trust's and Framlington's Board of Trustees may authorize the termination of any class of shares after the assets belonging to such class have been distributed to its shareholders.

                                  MISCELLANEOUS

         Counsel. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Trust, Framlington and the Company.

         Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's, Framlington's and the Company's independent auditors.

    As of October 7, 1997, Comerica Bank, One Detroit Center, 500 Woodward Ave., Detroit, Michigan 48226, held of record substantially all of the outstanding shares of the Funds as agent, custodian or trustee for its customers. As of such date, the following persons were beneficial owners of 5% or more of the outstanding shares of a Fund because they possessed voting or investment power
with respect to such shares:          Percent of

                                                                                               Total Shares
Name of Fund                                     Name and Address                              Outstanding

Cash Investment Fund - A                         National Financial Services                99.219%
                                                 for the exclusive benefit of
                                                 its customers
                       P.O. Box 3908 Church Street Station
                             New York, NY 10008-3908

Tax-Free Money Market - A                        National Financial Services                83.783%
                                                 for the exclusive benefit of
                                                 its customers
                       P.O. Box 3908 Church Street Station
                             New York, NY 10008-3908

                                                 Paxton Mendelssohn II                      11.152%
                                                 100 Renaissance Center
                                                 Ste 2750
                                                 Detroit, MI  48243

U.S. Treasury Money Market - A                   Var & Co.                                  83.769%
                                                 First Trust Co.
                                                 180 East 5th Street
                                                 St. Paul, MN  55101

                                                 National Financial Services                99.965%
                                                 for the exclusive benefit of
                                                 its customers
                       P.O. Box 3908 Church Street Station
                             New York, NY 10008-3908

Accelerating Growth Fund - A                     Donaldson Lufkin & Jenrette                9.102%
                                                 Securities Corp.
                                                 P.O. Box 2052
                                                 Jersey City, NJ  07303

                                                 Appel Equity Group LTD                     8.018%
                                                 150 Great Neck Road #301
                                                 Great Neck, NY  11021

                                                 Credit Suisse First Boston Corp.           21.833%
                                                 11 Madison Avenue 4th Floor
                                                 New York, NY  10010

                                                 Marin Associates LTD                       6.224%
                                                 150 Great Neck Road # 301
                                                 Great Neck, NY  11021-3309

                                                 Pembroke Limited                           15.042%
                                                 P.O. Box 5430
                                                 Incline Village, NV  89450

Accelerating Growth Fund - B                     Donaldson Lufkin & Jenrette                5.057%
                                                 Securities Corp.
                                                 P.O. Box 2052
                                                 Jersey City, NJ  07303

                                                 First of Michigan Corp. on behalf          37.703%
                                                 of its clients
                                                 300 River Place Ste 4000
                                                 Detroit, MI  48207

                                                 MLPF&S for the sole  benefit of
                                                 its 29.824% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484






Accelerating Growth Fund - C                     Ira H. Buchalter                           8.365%
                                                 Madelyn Buchalter JTWROS
                                                 P.O. Box 9497
                                                 Saint Thomas, VI  00801

                                                 MLPF&S for the sole  benefit of
                                                 its 91.186% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

Small Company Growth Fund - Y                    Morgan Stanley Trust Company               6.767%
                                                 on behalf of its clients
                                                 One Pierrepoint Plaza 8th Floor
                                                 Brooklyn, NY  11201

                                                 Donaldson Lufkin & Jenrette                23.389%
                                                 Securities Corp.
                                                 P.O. Box 2052
                                                 Jersey City, NJ  07303

                                                 Credit Suisse First Boston Corp.           14.864%
                                                 11 Madison Avenue 4th Floor
                                                 New York, NY  10010

                                                 MLPF&S for the sole  benefit of
                                                 its 7.346%  customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

Small Company Growth Fund - B                    MLPF&S for the sole benefit of its         75.696%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Small Company Growth Fund - C                    MLPF&S for the sole benefit of its         66.466%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Abner Sheffer                              5.603%
                                                 7 Piccadilly Road
                                                 Great Neck, NY  11023

Index 500 Fund - A                               MLPF&S for the sole benefit of its         55.089%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484






                                                 Key Trust Company TTEE                     7.034%
                                                 for the benefit of its clients
                                                 P.O. Box 94871
                                                 Cleveland, OH  44101-4871

Index 500 Fund - B                               MLPF&S for the sole benefit of its         65.517%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

International Equity - A                         MLPF&S for the sole benefit of its         49.578%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

International Equity - C                         MLPF&S for the sole benefit of its         63.273%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Prudential Securities                      34.544%
                                                 for the benefit of its clients
                                                 199 Water Street, 33rd Floor
                                                 New York, NY  10292

Intermediate Bond Fund - A                       MLPF&S for the sole benefit of its         7.803%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Intermediate Bond Fund - B                       MLPF&S for the sole benefit of its         66.352%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Bear Stearns Securities Corp.              9.708%
                                                 1 Metrotech Center North
                                                 Brooklyn, NY  11201-3872

Intermediate Bond Fund - C                       MLPF&S for the sole benefit of its         79.370%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 First of Michigan Corp. on behalf          15.110%
                                                 of its clients
                                                 300 River Place Ste 4000
                                                 Detroit, MI  48207

Bond Fund - A                                    Arcadia Bank Successor TTEE                9.908%
                       for the Jack L. Barry Estate Trust
                                 P.O. Box 50566
                            Kalamazoo, MI 49005-0566

                                                 Paine Webber for the benefit of            5.977%
                                                 The Grand Rapids Foundation
                                                 99 Monroe NW Ste 500
                                                 Grand Rapids, MI  49503-2931

Bond Fund - B                                    MLPF&S for the sole benefit of its         92.906%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Bond Fund - C                                    MLPF&S for the sole benefit of its         100.000%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Tax-Free Intermediate Bond - A                   MLPF&S for the sole benefit of its         11.821%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Tax-Free Intermediate Bond - B                   MLPF&S for the sole benefit of its         98.040%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Balanced Fund - A                                Kaye J. Clark                              5.592%
                                                 31821 Hickory Lane
                                                 Warren, MI  48093

                                                 Paul Ochmanek IRA                          6.118%
                                                 732 Dover
                                                 Dearborn Heights, MI  48127

                                                 Carl Ottman TTEE                           15.365%
                                                 The Carl Ottman Trust
                                                 10627 South Grayling Road
                                                 Roscommon, MI  48653

                                                 John B. Baum                               5.462%
                                                 2474 Chippewa Trail
                                                 Hastings, MI  49058

                                                 Julie A. Prince TTEE                       6.539%
                                                 The Jessie Fund Irrvoc. Trust
                                                 124 Quarton Drive
                                                 Orange Park, FL  32073

Balanced Fund - B                                MLPF&S for the sole benefit of its         75.711%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Donaldson Lufkin & Jenrette                14.540
                                                 Securities Corp.
                                                 P.O. Box 2052
                                                 Jersey City, NJ  07303

Balanced Fund - C                                First of Michigan Corp. on behalf          8.394%
                                                 of its clients
                                                 300 River Place Ste 4000
                                                 Detroit, MI  48207

                                                 MLPF&S for the sole  benefit of
                                                 its 71.615% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

                                                 Scienstry Inc.                             19.989%
                        811 East Plano Parkway, Ste 110A
                                 Plano, TX 75074

Michigan Triple Tax-Free Bond Fund - A           MLPF&S for the sole benefit of its         17.978%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Stephen Stubbs & Mary Louise Stubbs        5.729%
                                                 co-TTEES Stephen Stubbs Trust
                                                 27027 Mound Road
                                                 Warren, MI  48092

                                                 Donald Dick                                10.650%
                                                 Catherine Dick
                                                 Deborah Evans
                                                 15810 Stout Street
                                                 Detroit, MI  48223

                                                 Reino Kellman                              11.843%
                                                 27095 Bennett
                                                 Redford, MI  48240

                                                 Charles Schwab & Co., Inc. for the         8.850%
                                                 benefit
                                                 of its clients
                                                 101 Montgomery Street
                                                 San Francisco, CA  94104

                                                 Leora Smith                                5.253%
                                                 40 Greble
                                                 Battle Creek, MI  49017

Michigan Triple Tax-Free Bond Fund - B           Henry Oelkers                              24.633%
                                                 3004 Geneva
                                                 Dearborn, MI  48124

                                                 Jeanne Brown TTEE Jeanne Brown Rev         13.868%
                                                 Trust
                                                 210 Artesian Street
                                                 Harbor Springs, MI  49740-9405

                                                 Sophie Czerwinski                          11.698%
                                                 22160 Cloverlawn
                                                 Oak Park, MI  48237

                                                 Martin G. Janower                          23.329%
                                                 Rena Janower
                                                 6216 Cromwell
                                                 West Bloomfield, MI  48322

Michigan Triple Tax-Free Bond Fund - C           MLPF&S for the sole benefit of its         99.988%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Tax-Free Bond Fund - A                           Miaz & Co.                                 12.775%
                         1000 North Water St. 14th Floor
                               Milwaukee, WI 53202

                                                 Barnett Banks Trust Co.                    6.340%
                                                 P.O. Box 40200
                                                 Jacksonville, FL  32203-0200

                                                 MLPF&S for the sole  benefit of
                                                 its 11.177% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

Tax-Free Bond Fund - B                           MLPF&S for the sole benefit of its         99.831%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Tax-Free Bond Fund - C                           MLPF&S for the sole benefit of its         99.973%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Growth & Income Fund - A                         MLPF&S for the sole benefit of its         17.517%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Deborah Butcher                            9.412%
                                                 c/o Precious Moments, Inc.
                                                 2210 Dean Street Unit G
                                                 St. Charles, IL  60175

Growth & Income Fund - B                         MLPF&S for the sole benefit of its         69.994%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Growth & Income Fund - C                         Marian Sherman                             10.863%
                                                 8469 Ridge Road
                                                 East Jordan, MI  49727-8469

                                                 MLPF&S for the sole  benefit of
                                                 its 83.549% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

U.S. Government Income Fund - A                  MLPF&S for the sole benefit of its         17.777%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Riggs Bank NA                              19.686%
                                                 P.O. Box 96211
                                                 Washington, DC  20090-6211

U.S. Government Income Fund - B                  MLPF&S for the sole benefit of its         99.268%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

U.S. Government Income Fund - C                  Raymond James & Assoc. Custodian
                                                 Ellen L. Konrad IRA                        66.394%
                                                 6624 Southeast Knight Street
                                                 Portland, OR  97206

                                                 MLPF&S for the sole  benefit of
                                                 its 33.605% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484






Multi-Season Growth Fund - C                     MLPF&S for the sole benefit of its         94.864%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Real Estate Equity Investment - A                MLPF&S for the sole benefit of its         30.452%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Delaware Charter GTEE & Tr. Co.            5.353%
                                                 120 West 12th Street
                                                 Kansas City, MO  64105

                                                 Painewebber for the benefit of             5.341%
                                                 Sharron Catallo Living Trust
                                                 29 Buffalo
                                                 Clarkston, MI  48346-2101

Real Estate Equity Investment - B                MLPF&S for the sole benefit of its         68.398%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Real Estate Equity Investment - C                MLPF&S for the sole benefit of its         66.055%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Money Market Fund - A                            IBJ Schroder Bank & Trust Co.              96.387%
                                                 for the benefit of its clients
                                                 One State Street
                                                 New York, NY  10004

Money Market Fund - B                            Raymond James & Assoc. Custodian           7.650%
                                                 for Robert Burgo IRA
                                                 534 Princeton Street
                                                 DesPlaines, IL  60016-2002

                                                 JMS Inc.                                   35.228%
                                                 845 Medway Road
                                                 Philadelphia, PA  19115

                                                 A.G. Edwards & Sons Custodian              9.340%
                                                 Wayland Stephenson IRA
                                                 321 Samarkand Drive
                                                 Santa Barbara, CA  93105






                                                 First of Michigan Corp. on behalf          5.266%
                                                 of its clients
                                                 300 River Place Ste 4000
                                                 Detroit, MI  48207

                                                 Prudential Securities                      17.326%
                                                 for the benefit of its clients
                                                 199 Water Street, 33rd Floor
                                                 New York, NY  10292

                                                 Gruntal & Co                               11.623%
                                                 14 Wall Street
                                                 New York, NY  10005

Money Market Fund - C                            William Harold Newman                      23.168%
                                                 1205 Longleaf Drive
                                                 Fayetteville, NC  28305

                                                 Abe Rosenblatt                             11.162%
                                                 Doris Rosenblatt JTWROS
                                                 19706 Waters Pond Lane #501
                                                 Boca Raton, FL  33434

Mid-Cap Growth Fund - A                          Lesli Babbs                                23.812%
                                                 1846 D North Sedgwick #D
                                                 Chicago, IL  60614-5329

                                                 Painewebber for the benefit of             16.834%
                                                 Jenness Hollidge
                                                 357 Devonshire #115
                                                 Rochester Hills, MI  48307-4020

                                                 Prudential Securities                      16.544%
                                                 for the benefit of its clients
                                                 199 Water Street, 33rd Floor
                                                 New York, NY  10292

                                                 Smith Barney Inc. for the benefit of its   5.762%
                                                 clients
                                                 388 Greenwich Street
                                                 New York, NY  10013

Mid-Cap Growth Fund - B                          MLPF&S for the sole benefit of its         88.210%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484






Mid-Cap Growth Fund - C                          MLPF&S for the sole benefit of its         75.952%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Prudential Securities                      12.274%
                                                 for the benefit of its clients
                                                 199 Water Street, 33rd Floor
                                                 New York, NY  10292

Value Fund - A                                   Smith Barney Inc. for the benefit of its   5.058%
                                                 clients
                                                 388 Greenwich Street
                                                 New York, NY  10013

                                                 MLPF&S for the sole  benefit of
                                                 its 11.616% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

Value Fund - B                                   MLPF&S for the sole benefit of its         82.369%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Value Fund - C                                   Prudential Securities                      6.322%
                                                 for the benefit of its clients
                                                 199 Water Street, 33rd Floor
                                                 New York, NY  10292

                                                 MLPF&S for the sole  benefit of
                                                 its 67.329% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

International Bond Fund - A                      Delaware Charter Gtee & Trust Co.          93.845%
                                                 120 West 12th Street
                                                 Kansas City, MO  64105

International Bond Fund - B                      MLPF&S for the sole benefit of its         74.132%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Micro-Cap Equity Fund - A                        National Financial Services                8.228%
                                                 for the exclusive benefit of
                                                 its customers
                       P.O. Box 3908 Church Street Station
                             New York, NY 10008-3908

                                                 MLPF&S for the sole  benefit of
                                                 its 31.037% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

                                                 Gregory Naden                              15.723%
                                                 938 Pebble Beach Drive
                                                 Madison, WI  53717-1173

Micro-Cap Equity Fund - B                        MLPF&S for the sole benefit of its         38.090%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Micro-Cap Equity Fund - C                        Donaldson Lufkin Jenrette                  7.896%
                                                 Securities Corporation Inc.
                                                 P.O. Box 2052
                                                 Jersey City, NJ  07303-9998

                                                 MLPF&S for the sole  benefit of
                                                 its 53.093% customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

Small-Cap Value Fund - A                         MLPF&S for the sole benefit of its         6.017%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 McDonald & Co. Securities                  22.215%
                                                 on behalf of its clients
                                                 260 Brown Street
                                                 Birmingham, MI  48009

Small-Cap Value Fund - B                         MLPF&S for the sole benefit of its         44.100%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Paine Webber for the benefit of            5.687%
                                                 The Dreiford Group
                                                 6508 80th Street
                                                 Cabin John, MD  20818-1209

Small-Cap Value Fund - C                         MLPF&S for the sole benefit of its         13.793%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484






Short Term Treasury Fund - Y                     First Bank NA                              27.821%
                                                 P.O. Box 64010
                                                 St. Paul, MN  55164-0010

                                                 First Trust National Association           13.962%
                                                 535 Griswold Street Ste 740
                                                 Detroit, MI  48226

Short Term Treasury Fund - B                     MLPF&S for the sole benefit of its         98.053%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Framlington International Growth - A             Paine Webber for the benefit of            18.182%
                                                 RDM Holding LTD
                                                 350 North Woodward
                                                 Birmingham, MI  48009-5388

Framlington International Growth - B             MLPF&S for the sole benefit of its         63.390%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Framlington International Growth - C             MLPF&S for the sole benefit of its         87.365%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

                                                 Smith Barney Inc.                          7.833%
                                                 388 Greenwich Street
                                                 New York, NY  10013

Framlington Emerging Markets - A                 Paine Webber for the benefit of            28.159
                                                 RDM Holding LTD
                                                 350 North Woodward
                                                 Birmingham, MI  48009-5388

                                                 Delaware Charter GTEE & Tr. Co.            13.533%
                                                 120 West 12th Street
                                                 Kansas City, MO  64105

Framlington Emerging Markets - B                 Wexford Clearing Services Corp.            50.682%
                                                 C/O CTC Illinois Trust Company
                                                 Attn:  Sonny Panaligan
                                                 Chicago, IL  60606-6905






                                                 MLPF&S for the sole  benefit of
                                                 its 12.239  customers 4800 Deer
                                                 Lake   Drive   East  3rd  Floor
                                                 Jacksonville, FL 32246-6484

Framlington Emerging Markets - C                 MLPF&S for the sole benefit of its         49.379%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Framlington Healthcare  - A                      MLPF&S for the sole benefit of its         66.478%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Framlington Healthcare  - B                      MLPF&S for the sole benefit of its         42.642%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484

Framlington Healthcare  - B                      MLPF&S for the sole benefit of its         90.803%
                                                 customers
                       4800 Deer Lake Drive East 3rd Floor
                           Jacksonville, FL 32246-6484


    As of October 7, 1997, Munder Capital Management, on behalf of their clients owned 24.488% of the Accelerating Growth Fund Class Y Shares, 6.776% of the Balanced Fund Class Y shares, 85.128% of the Bond Fund Class Y shares, 50.845% of the Michigan Triple Tax-Free Bond Fund Class Y shares, 29.054% of the Growth & Income Fund Class Y shares, 73.195% of the International Equity Class Y shares, 44.936% of the Small Company Growth Fund Class K shares, 65.658% of the Intermediate Bond Fund Class Y shares, 99.990% of the International Bond Fund Class K shares, 99.114% of the International Bond Fund Class Y shares, 65.499% of the Tax-Free Bond Fund Class K shares, 98.323% of the Real Estate Equity Investment Fund Class Y shares, 13.830% of the Mid-Cap Growth Fund Class K shares, 99.135% of the Mid-Cap Growth Fund Class Y shares, 91.453% of the Micro-Cap Equity Fund Class Y shares, 67.190% of the Micro-Cap Equity Fund Class K shares, 9.511% of the Multi-Season Growth Fund Class A shares, 52.239% of the Multi-Season Growth Fund Class Y shares, 22.007% of the Tax-Free Intermediate Bond Fund Class Y shares, 87.862% of the U.S. Government Income Fund Class Y shares, 99.438% of the Money Market Fund Class Y shares, 86.314% of the Short Term Treasury Fund Class Y shares, 58.373% of the Value Fund Class A shares, 19.141% of the Value Fund Class K shares, 94.790% of the Value Fund Class Y shares, 28.563% of the Index 500 Fund Class Y shares, 61.175% of the Framlington Emerging Markets Fund Class A shares, 85.440% of the Framlington Emerging Markets Fund Class Y shares, 8.327% of the Framlington Healthcare Fund Class A shares, 24.911% Framlington Healthcare Fund Class K shares, 96.574% of the Framlington Healthcare Fund Class Y shares, 89.226% of the Framlington International Growth Fund Class A shares, 68.299% of the Framlington
International Growth Fund Class K shares, 99.260% of the Framlington International Growth Fund Class Y shares, 89.297% of the Small-Cap Value Fund Class Y shares, and 42.845% of the Small-Cap Value Fund Class A shares.

    The Munder All-Season Aggressive Fund, as of October 7, 1997, held the following positions in Class Y shares of The Munder Funds: 21.58% of the Framlington Emerging Markets Fund, 31.87% of the Framlington Healthcare Fund, 10.95% of the Framlington International Growth Fund, 33.56% of the Micro-Cap Equity Fund, 13.54% of the Mid-Cap Growth Fund, 5.87% of the Real Estate Equity Investment Fund, 14.05% of the Small-Cap Value Fund, and 5.09% of the Value Fund.
         Shareholder Approvals. As used in this Statement of Additional Information and in each Prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

         This  Statement  of  Additional  Information  and  each  of the  Fund's
Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in each of the Fund's Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The financial statements for the Trust, Framlington and the Company including the notes thereto, dated June 30, 1997 have been audited by Ernst & Young LLP and are incorporated by reference into this Statement of Additional Information from the Annual Reports of the Trust, Framlington and the Company dated as of June 30, 1997. The information under the caption "Financial Highlights" of the Funds for the period from commencement of operations through June 30, 1997, appearing in the related Prospectuses dated October 29, 1997 has been derived from the financial statements audited by Ernst & Young LLP except for periods ended prior to June 30, 1995 for the Multi-Season Fund and Money Market Fund, which have been derived from the financial statements audited by other independent auditors. Such financial statements and financial highlights are included or incorporated by reference herein in reliance upon their reports given upon the authority of such firms as experts in accounting and auditing.

                                                      APPENDIX A

                                                - Rated Investments -


Corporate Bonds

         Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB", "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

         The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                                      APPENDIX A

                                                - Rated Investments -

Commercial Paper

         Rated commercial paper purchased by a Fund must have (at the time of purchase) the highest quality rating assigned to short-term debt securities or, if not rated, or rated by only one agency, are determined to be of comparative quality pursuant to guidelines approved by a Fund's Boards of Trustees and Directors. Highest quality ratings for commercial paper for Moody's and S&P are as follows:

         Moody's: The rating "Prime-1" is the highest commercial paper rating category assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

         S&P: Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated in the "A-1" category by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+".

                                                         B-8
                                                      APPENDIX B


         As stated in the applicable Prospectuses, the Equity Funds, the Balanced Fund and the Bond Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.       Interest Rate Futures Contracts

         Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

         The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

         Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

         A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes, Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities, three-month United States Treasury Bills, and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

         Example of Futures Contract Sale. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

         In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

         The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

         If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

         Example of Futures Contract Purchase. The Funds would engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

         For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

         The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

         If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.  Index Futures Contracts

         General. A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

         A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indices, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the Standard & Poor's 100 or indices based on an industry or market segment, such as oil and gas stocks.

         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

         Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

                   ANTICIPATORY PURCHASE HEDGE: Buy the Future
                Hedge Objective: Protect Against Increasing Price

                           Portfolio                                      Futures
                                                                -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities                  Buying 1 Index Futures at 125
                                                                Value of Futures = $62,500/Contract

                                                                -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000                Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500                             Value of Futures = $65,000/Contract
                                                                Gain on Futures = $2,500

                                      HEDGING A STOCK PORTFOLIO: Sell the Future
                                      Hedge Objective: Protect Against Declining
                                                Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000  Value of Futures  Contract - 125 X $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0

                           Portfolio                                      Futures
                                                                -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities              Sell 16 Index Futures at 125
                                                                Value of Futures = $1,000,000

                                                                -Day Hedge is Lifted-
Equity Securities - Own Stock Buy 16 Index  Futures at 120 with Value = $960,000
     Value of Futures = $960,000
Loss in Portfolio Value = $40,000                               Gain on Futures = $40,000


III.  Margin Payments

         Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser or Sub-Advisor may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.  Risks of Transactions in Futures Contracts

         There are several risks in connection with the use of futures by the Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser or Sub-Advisor. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser or Sub-Advisor. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

         In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser or Sub-Advisor may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Funds is also subject to the Adviser's or Sub-Advisor's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

V.  Options on Futures Contracts

         The Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.  Currency Transactions

         The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the Statement of Additional Information. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor or Sub-Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor or Sub-Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor or Sub-Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements. Under such requirements, the Fund will segregate liquid, high grade assets with the custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

         Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.  Other Matters

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.





--------
1Trustee/Director is an "interested person" of the Trust, Framlington or the Company as defined in the 1940 Act.





                           THE MUNDER LIFESTYLE FUNDS
                                480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

                       STATEMENT OF ADDITIONAL INFORMATION

             This Statement of Additional Information, which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to the Class A, Class B, and Class Y shares representing interests in the Munder All-Season Conservative Fund (the "Conservative Fund"), the Munder All-Season Moderate Fund (the "Moderate Fund"), and the Munder All-Season Aggressive Fund (the "Aggressive Fund") (each a "Fund," collectively the "Funds"). The Funds are three diversified series of shares issued by The Munder Funds, Inc. (the "Company"), an open-end management investment company. This Statement of Additional Information relates only to the Funds, which are referred to as The Munder Lifestyle Funds. Each Fund seeks its investment objective by investing in a portfolio of mutual funds (the "Underlying Funds") offered by the Company, The Munder Framlington Funds Trust ("Framlington"), and The Munder Funds Trust (the "Trust"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated October 29, 1997. The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated October 29, 1997.

Shares of the Funds and the Underlying Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Funds involves investment risks, including the possible loss of principal.

                                                           TABLE OF CONTENTS




GENERAL....................................................................................................  3


INVESTMENT OBJECTIVES AND POLICIES...........................................................................3


FUND INVESTMENTS.............................................................................................4


INVESTMENT LIMITATIONS......................................................................................24


DIRECTORS AND OFFICERS......................................................................................25


INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS..........................................................30


PORTFOLIO TRANSACTIONS......................................................................................34


ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................................................36


NET ASSET VALUE.............................................................................................38


PERFORMANCE INFORMATION.....................................................................................38


TAXES ......................................................................................................41


ADDITIONAL INFORMATION CONCERNING SHARES....................................................................45


MISCELLANEOUS...............................................................................................47


REGISTRATION STATEMENT......................................................................................48


FINANCIAL STATEMENTS........................................................................................48


APPENDIX A.................................................................................................A-1


APPENDIX B.................................................................................................B-1



No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectus does not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

         The Company was organized as a Maryland corporation on November 18, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and Munder All-Season Aggressive Fund were formerly known as Munder All-Season Maintenance Fund, Munder All-Season Development Fund and Munder All-Season Accumulation Fund, respectively. The Funds operate as three diversified series of shares issued by the Company. The Company's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

         As stated in the Prospectus, the investment advisor of each Fund, and each of the Underlying Funds, is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, Woodbridge Capital Management, Inc. and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor. Framlington Overseas Investment Management Limited serves as sub-advisor ("Sub-Advisor") to the Framlington International Growth Fund, the Framlington Emerging Markets Fund, and the Framlington Healthcare Fund (collectively, the "Framlington Funds"), which are three series of Framlington. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectuses.

         Assets of the Funds will be allocated among the Underlying Funds within the ranges set forth in the Prospectuses. In addition, each Fund may hold cash, and may invest cash balances in repurchase agreements and other money market instruments in an amount to meet redemptions or for day-to-day operating expenses.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Conservative Fund seeks to provide current income, with capital appreciation as a secondary objective. The Fund seeks to achieve its objectives by concentrating its investments in Underlying Funds that invest primarily in fixed income securities.

         The Moderate Fund seeks to provide high total return through capital appreciation and current income. The Fund seeks to achieve its objective by concentrating its investments in Underlying Funds that invest primarily in equity securities and fixed income securities.

         The Aggressive Fund seeks to provide long-term capital appreciation. The Fund seeks its objective by concentrating its investments in Underlying Funds that invest primarily in equity securities.

                                FUND INVESTMENTS

         The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Underlying Funds. With the exception of Multi-Season Growth Fund, Real Estate Equity Investment Fund and Money Market Fund, each Underlying Fund's investment objective is a non-fundamental policy and may be changed without authorization of the holders of a majority of such Underlying Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A hereto. For purposes of this Statement of Additional Information, the Accelerating Growth Fund, Equity Selection Fund, Growth & Income Fund, International Equity Fund, Micro-Cap Equity Fund, Mid-Cap Growth Fund (the "Mid-Cap Fund"), Multi-Season Growth Fund (the "Multi-Season Fund"), Real Estate Equity Investment Fund (the "Real Estate Fund"), Small-Cap Value Fund, Small Company Growth Fund, Value Fund, the Framlington Funds and the NetNet Fund are referred to as the "Equity Funds." The Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund are referred to as the "Fixed Income Funds." The Cash Investment Fund, Money Market Fund, and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds." If you require more detailed information about an Underlying Fund, please call the Distributor at (800) 438-5789 to obtain the complete prospectus and statement of additional information for that fund.

         Borrowing. The Underlying Funds are authorized to borrow money in amounts up to 5% of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Underlying Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Underlying Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs which may or may not be offset by amounts earned on borrowed funds. The Underlying Funds may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Underlying Funds may, in connection with permissible borrowings, transfer as collateral, securities owned by the funds.

              Additionally, each Underlying Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price. An Underlying Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, an Underlying Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid portfolio securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

             Foreign Securities. Each Equity Fund (except NetNet Fund, Real Estate Fund, International Equity Fund, Framlington International Growth Fund, Framlington Emerging Markets Fund and Framlington Healthcare Fund), each Fixed Income Fund (except International Bond Fund), the Cash Investment Fund and the Money Market Fund may invest up to 25% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, Framlington International Growth Fund and International Bond Fund each will invest at least 65% of its assets in securities of issuers located in at least three other countries other than the United States. The Framlington Emerging Markets Fund will invest at least 65% of its assets in companies in emerging markets countries. There is no limit on the Framlington Healthcare Fund's investments in foreign securities. The Mid-Cap Fund and the Multi-Season Fund typically will only purchase foreign securities which are represented by ADRs listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

         The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit, which are issued by foreign governments and governmental agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. For the purposes of the 65% limitation with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

         Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

             There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict an Underlying Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

              Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, an Underlying Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to an Underlying Fund.

         The Advisor (Sub-Advisor with respect to the Framlington Funds) endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when an Underlying Fund changes investments from one country to another or when proceeds of the sale of fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent an Underlying Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Fund are uninvested and no return is earned thereon. The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

         An Underlying Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within an Underlying Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

             Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund), and the Fixed Income Funds are authorized to enter into forward foreign currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow an Underlying Fund to establish a rate of currency exchange for a future point in time.

              When entering into a contract for the purchase or sale of a security, an Underlying Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

             When the Advisor (Sub-Advisor with respect to the Framlington Funds) anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, an Underlying Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency. Similarly, when the obligations held by an Underlying Fund create a short position in a foreign currency, the fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. An Underlying Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

         A separate account consisting of cash or liquid securities equal to the amount of an Underlying Fund's assets that could be required to consummate forward contracts will be established with the Underlying Funds' Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Underlying Fund. A forward contract to sell a foreign currency is "covered" if an Underlying Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the fund to buy the same currency at a price no higher than the fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if an Underlying Fund holds a forward contract (or call option) permitting the fund to sell the same currency at a price as high as or higher than the fund's price to buy the currency.

         Futures Contracts and Related Options. The Equity and Fixed Income Funds currently expect that they may purchase and sell futures contracts on interest-bearing securities or securities or bond indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this Statement of Additional Information.

         Interest Rate Swap Transactions. Each of the Fixed Income Funds may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to those Underlying Funds than if the Underlying Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Underlying Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Underlying Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Underlying Funds' ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Underlying Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

         Each of the Underlying Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Fixed Income Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities or other high-grade debt securities, to avoid any potential leveraging of each of the Underlying Funds' portfolio.

         The Underlying Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Underlying Funds will have contractual remedies pursuant to the agreements related to the transactions.

         The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Underlying Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fixed Income Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

              Lending of Portfolio Securities. To enhance the return on its portfolio, each of the Underlying Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's, other than the Money Market Fund's, total assets; and 33 1/3% of the Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Underlying Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that an Underlying Fund may share with the borrower some of the income received on the collateral for the loan or the fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Underlying Funds will lend securities, the Advisor (Sub-Advisor with respect to the Framlington Funds) will consider all relevant facts and circumstances. The Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor (Sub-Advisor) has determined are creditworthy under guidelines established by the Boards of Directors or Trustees, as applicable.

         Lower-Rated Debt Securities. It is expected that each Fund (other than the Growth & Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's or Moody's. The Growth & Income Fund may invest up to 20% of the value of its total assets in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Underlying Fund's portfolio, with a commensurate effect on the value of each of the fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

         While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Underlying Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Underlying Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

         Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Underlying Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the funds.

         Money Market Instruments. As described in the Prospectuses, the Funds and the Underlying Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds and the Underlying Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor (Sub-Advisor with respect to the Framlington Funds) deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Investments by a Fund or an Underlying Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by S&P or Moody's Investor Services, Inc. ("Moody's"). In addition, the Funds and the Underlying Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor (Sub-Advisor) at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

         The Funds and the Underlying Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, an investor may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, an investor might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds and the Underlying Funds invest in variable amount master notes only when the Advisor (Sub-Advisor) deems the investment to involve minimal credit risk.

         Mortgage-Related Securities. Subject to applicable credit criteria, each Fixed Income Fund and the Cash Investment Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         Municipal Obligations. The Cash Investment Fund and the Money Market Fund may, when deemed appropriate by the Advisor in light of the Underlying Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. The Cash Investment Fund and the Money Market Fund each do not expect to invest more than 5% of its net assets in such municipal obligations during its current fiscal year.

         Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits, which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances, which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         Options. The Underlying Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see Appendix B to this Statement of Additional Information.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Underlying Fund will have incurred a loss in the transaction. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Underlying Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Underlying Fund investments. If an Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Underlying Funds may write options in connection with buy-and-write transactions; that is, the Underlying Funds may purchase a security and then write a call option against that security. The exercise price of the call the Underlying Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Underlying Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

             In the case of a call option on a security, the option is "covered" if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are held in a segregated account by its Custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if an Underlying Fund maintains with its Custodian cash or liquid securities equal to the contract value. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or liquid securities in a segregated account with its custodian. Each of the Underlying Funds will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Underlying Funds will write put options only if they are "secured" by cash or liquid securities maintained in a segregated account by the funds' Custodian in an amount not less than the exercise price of the option at all times during the option period.

         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Underlying Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Underlying Fund may elect to close the position or take delivery of the security at the exercise price and the fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         Each of the Underlying Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, an Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Underlying Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the fund.

         When an Underlying Fund purchases an option, the premium paid by it is recorded as an asset of the fund. When the Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the fund is included in the liability section of the fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Underlying Fund expires unexercised the fund realizes a loss equal to the premium paid. If the Underlying Fund enters into a closing sale transaction on an option purchased by it, the Underlying Fund will realize a gain if the premium received by the fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Underlying Fund expires on the stipulated expiration date or if the fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Underlying Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that an Underlying Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

         Real Estate Securities. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Real Estate Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Real Estate Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended (the "Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

         Repurchase Agreements. The Funds and the Underlying Funds may agree to enter into repurchase agreements with financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor (Sub-Advisor with respect to the Framlington Funds) will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days.

         The repurchase price under the repurchase agreements described in each Prospectus generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held, as applicable, by the Trust's, Framlington's or the Company's Custodian (or sub-Custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund or Underlying Fund under the 1940 Act.

         Rights and Warrants. As stated in the Prospectus, the Equity Funds may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that an Underlying Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

             Stand-by Commitments. The Cash Investment Fund and the Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Underlying Fund's option a specified municipal obligation at its amortized cost value to the fund plus accrued interest, if any. Stand-by commitments may be exercisable by an Underlying Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Trust expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Cash Investment Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Underlying Fund will not exceed 1/2 of 1% of the value of the Underlying Fund's total assets calculated immediately after each stand-by commitment is acquired.

         Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity and Fixed Income Funds (except the International Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock index futures contracts as a hedge against movements in the equity and bond markets. The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor (Sub-Advisor with respect to the Framlington Funds) expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Underlying Funds' futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor (Sub-Advisor) expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Underlying Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Underlying Funds' position in such futures contract or put option.

         The Underlying Funds (except the International Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Underlying Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Underlying Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Underlying Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Underlying Funds intend to purchase.

         In connection with transactions in stock or bond index futures, stock or bond index options and options on stock index or bond futures, such Underlying Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to between 5% and 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No such Underlying Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

         Stripped Securities. Certain Funds may acquire U.S. Government Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government Obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATs"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

         Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATs and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

         Within the past several years the Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments or Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, an Underlying Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         In addition, the Fixed Income Funds may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

         The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

         Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that an Underlying Fund may not fully recover its initial investment.

         The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Board of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of an Underlying Fund's net asset value per share.

         Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

         U.S. Government Obligations. The Funds and the Underlying Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

         Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by an Underlying Fund may have stated maturities in excess of an Underlying Fund's maturity limitation if the Underlying Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor (Sub-Advisor with respect to the Framlington Funds) will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to an Underlying Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

         In determining average weighted portfolio maturity of the Underlying Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Underlying Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Underlying Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

         The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an Underlying Fund could suffer a loss if the issuer defaulted or during periods that an Underlying Fund is not entitled to exercise its demand rights.

         Variable and floating rate instruments held by an Underlying Fund will be subject to the fund's limitation on illiquid investments when the fund may not demand payment of the principal amount within seven days absent a reliable trading market.

         Guaranteed  Investment  Contracts.  The Fixed  Income  Funds,  the Cash
Investment Fund and the Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. An Underlying Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by an Underlying Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Underlying Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When an Underlying Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Underlying Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Underlying Fund's commitments. It may be expected that the market value of the Underlying Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because an Underlying Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of an Underlying Fund's total assets absent unusual market conditions.

         An Underlying Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, an Underlying Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Underlying Fund on the settlement date. In these cases the Underlying Fund may realize a taxable capital gain or loss.

         When an Underlying Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Underlying Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of an Underlying Fund starting on the day the fund agrees to purchase the securities. The Underlying Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund and Underlying Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other nationally recognized statistical NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

         With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of the Cash Investment Fund and the Money Market Fund (a) will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1% of its total assets in such securities of any one issuer, and (b) intends to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Underlying Fund's total assets at the time of purchase, provided that the Underlying Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Trustees and Directors, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

         Other. Subsequent to its purchase by an Underlying Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Fund. The Boards of Trustees and Directors, as applicable, or the Advisor (Sub-Advisor with respect to the Framlington Funds), pursuant to guidelines established by the Boards, will consider such an event in determining whether the Underlying Fund involved should continue to hold the security in accordance with the interests of the fund and applicable regulations of the SEC.

         It is possible that unregistered securities purchased by an Underlying Fund in reliance upon Rule 144A under the Securities Act of 1933, as amended, could have the effect of increasing the level of the Underlying Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

                                                        INVESTMENT LIMITATIONS

         Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous -- Shareholder Approvals").

No Fund may:

         1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); this limitation does not apply to investment by the Funds in investment companies;

         2. With respect to 75% of the Fund's assets invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued by other investment companies or securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

         3.       Borrow  money  or enter  into  reverse  repurchase  agreements except that the Funds may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

         4. Issue any senior security (as defined in Section 18(f) of the 1940 Act) except as permitted under the 1940 Act.

         5. Make loans of securities to other persons in excess of 25% of a Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

         6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities; or

         7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

         Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors of the Company without shareholder vote, provide that a Fund may not invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and which are not otherwise marketable.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                                        DIRECTORS AND OFFICERS

             The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

                                                                        Principal Occupation
Name, Address and Age            Position with Company                  During Last Five Years

Charles W. Elliott 1             Chairman of the Board of Directors     Senior Advisor to the President - Western
3338 Bronson Boulevard                                                  Michigan University since July 1995; Executive
Kalmazoo, MI  49008                                                     Vice President - Administration & Chief
Age:  65                                                                Financial Officer, Kellogg Company from January
                                                                        1987 through June 1995; before that Price
                                                                        Waterhouse.  Board of Directors, Steelcase
                                                                        Financial Corporation.

John Rakolta, Jr.                Director and Vice Chairman of the      Chairman, Walbridge Aldinger Company
1876 Rathmor                     Board of Directors                     (construction company).
Bloomfield Hills, MI  48304
Age:  50

Thomas B. Bender                 Director                               Investment Advisor, Financial & Investment
7 Wood Ridge Road                                                       Management Group (since April, 1991); Vice
Glen Arbor, MI  49636                                                   President Institutional Sales, Kidder, Peabody &
Age:  64                                                                Co. (Retired April, 1991).

David J. Brophy                  Director                               Professor, University of Michigan; Director,
1025 Martin Place                                                       River Place Financial Corp.; Trustee,
Ann Arbor, MI  48104                                                    Renaissance Assets Trust.
Age:  61






                                                                        Principal Occupation
Name, Address and Age            Position with Company                  During Last Five Years

Dr. Joseph E. Champagne          Director                               Corporate and Executive Consultant since
319 Snell Road                                                          September 1995; prior to that Chancellor, Lamar
Rochester, MI  48306                                                    University from September 1994 until September
Age:  59                                                                1995; before that Consultant to Management,
                                                                        Lamar University;  President and Chief
                                                                        Executive Officer, Crittenton Corporation
                                                                        (holding company that owns healthcare
                                                                        facilities) and Crittenton Development
                                                                        Corporation until August 1993; before
                                                                        that President, Oakland University
                                                                        of Rochester, MI, until August 1991;
                                                                        Member, Board of Directors, Ross
                                                                        Operating Valve of Troy, MI

Thomas D. Eckert                   Director                             President and COO,  Mid-Atlantic Group of Pulte
10726 Falls Pointe Drive                                                Home Corporation  (developer of residential land
Great Falls, VA 22066                                                   and construction of housing units).
Age:  50

Lee P. Munder                    President                              President and CEO of the Advisor; Chief
480 Pierce Street                                                       Executive Officer and President of Old MCM;
Birmingham, MI  48009                                                   Chief Executive Officer of World Asset
Age:  52                                                                Management; and Director, LPM Investment
                                                                        Services, Inc. ("LPM").

Terry H. Gardner                 Vice President, Chief Financial        Vice President and Chief Financial Officer of
480 Pierce Street                Officer and Treasurer                  the Advisor and World Asset Management; Vice
Suite 300                                                               President and Chief Financial Officer of Old
Birmingham, MI  48009                                                   MCM; Audit Manager of Arthur Andersen & Co.
Age:  37                                                                (1991 to February 1993); Secretary of LPM.

Paul Tobias                      Vice  President                        Executive  Vice  President and Chief  Operating
480 Pierce Street                                                       Officer of the Advisor (since April 1995) and
Suite 300                                                               Executive Vice President of Comerica, Inc.
Birmingham, MI  48009
Age:  45






                                                                        Principal Occupation
Name, Address and Age            Position with Company                  During Last Five Years

Gerald Seizert                   Vice President                         Executive Vice President and  Chief Investment
480 Pierce Street                                                       Officer/Equities of the Advisor (since April
Suite 300                                                               1995); Managing Director (1992-1995) and Vice
Birmingham, MI  48009                                                   President (1984-1991) of Loomis, Sayles and
Age:  45                                                                Company, L.P.

Elyse G. Essick                  Vice President                         Vice President and Director of Marketing for the
480 Pierce Street                                                       Advisor; Vice President and Director of Client
Suite 300                                                               Services of Old MCM (August 1988 to December
Birmingham, MI  48009                                                   1994).
Age:  38

James C. Robinson                Vice President                         Vice President and Chief Investment
480 Pierce Street                                                       Officer/Fixed Income for the Advisor; Vice
Suite 300                                                               President and Director of Fixed Income of Old
Birmingham, MI  48009                                                   MCM (1987-1994).
Age:  35

Leonard J. Barr, II              Vice President                         Vice President and Director of Core Equity
480 Pierce Street                                                       Research of the Advisor; Director and Senior
Suite 300                                                               Vice President of Old MCM (since 1988); Director
Birmingham, MI  48009                                                   of LPM.
Age:  52

Lisa A. Rosen                    Secretary, Assistant Treasurer         General Counsel of the Advisor since May, 1996.
480 Pierce Street                                                       Formerly, Counsel, First Data Investor Services
Suite 300                                                               Group, Inc.; Assistant Vice President and
Birmingham, MI  48009                                                   Counsel with The Boston Company Advisors, Inc.;
Age:  30                                                                Associate with Hutchins, Wheeler & Dittmar.

Ann F. Putallaz                  Vice President                         Vice President and Director of Fiduciary
480 Pierce Street                                                       Services of the Advisor (since January 1995);
Suite 300                                                               Director of Client and Marketing Services of
Birmingham, MI  48009                                                   Woodbridge.
Age:  51






                                                                        Principal Occupation
Name, Address and Age            Position with Company                  During Last Five Years

Richard H. Rose                  Assistant Treasurer                    Senior Vice President, First Data Investor
First Data Investor Services                                            Services Group, Inc. (since May 1994).
Group, Inc.                                                             Formerly, Senior Vice President, The Boston
One Exchange Place                                                      Company Advisors, Inc. (since November 1989.)
8th Floor
Boston, MA  02109
Age:  42

Teresa M.R. Hamlin               Assistant Secretary                    Counsel, First Data Investor Services Group,
First Data Investor Services                                            Inc. (since 1995).  Formerly, Paralegal Manager,
Group, Inc.                                                             The Boston Company Advisors, Inc.
One Exchange Place
8th Floor
Boston, MA  02109
Age:  33

Julie A. Tedesco                 Assistant Secretary                    Counsel, First Data Investor Services Group,
First Data Investor Services                                            Inc. (since May, 1994).  Formerly Assistant Vice
Group, Inc.                                                             President and Counsel of The Boston Company
One Exchange Place                                                      Advisors, Inc. (since July, 1992).
8th Floor
Boston, MA  02109
Age:  40



     Directors of the Company receive an aggregate fee from the Company, the Trust, Framlington and St. Clair Funds, Inc. ("St. Clair") for service on those organizations' respective Boards comprised of an annual retainer fee of $20,000 and a fee of $1,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

     The following table summarizes the compensation paid by the Company, the Trust, Framlington and St. Clair to their respective Directors/Trustees for the year ended June 30, 1997.

                                    Aggregate           Pension
                                Compensation from     Retirement
                                the Company, the       Benefits         Estimated
                               Trust, Framlington     Accrued as     Annual Benefits
                                  and St. Clair      Part of Fund    Upon Retirement    Total from the
       Name of Person                                  Expenses                          Fund Complex
          Position

Charles W. Elliott               $20,000                None            None            $20,000
Chairman

John Rakolta, Jr.                $18,500                None            None            $18,500
Vice Chairman

Thomas B. Bender                 $20,000                None            None            $20,000
Trustee and Director

David J. Brophy                  $20,000                None            None            $20,000
Trustee and Director

Dr. Joseph E. Champagne          $20,000                None            None            $20,000
Trustee and Director

Thomas D. Eckert                 $20,000                None            None            $20,000
Trustee and Director


No officer, director or employee of the Advisor, Comerica Incorporated ("Comerica"), the Sub-Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of October 7, 1997, the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Company.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The Advisor replaced Munder Capital Management, Inc. as investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing of an agreement (the "Joint Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisory businesses of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

             The Investment Advisory Agreement ("Advisory Agreement") between the Advisor and the Company on behalf of each Fund was approved by the Board of Directors of the Company on February 4, 1997 and by Shareholders on April 1, 1997 and will continue in effect until February 4, 1999, and from year to year thereafter only if its continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of each Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to a Fund by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Boards of Directors. For the advisory services provided to the Funds and expenses assumed by it, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .35% of each Funds' average daily net assets. For the period ended June 30, 1997, the Advisor received fees, after waivers, of $87 for the Conservative Fund, $202 for the Moderate Fund and $597 for the Aggressive Fund. In addition, for the period ended June 30, 1997, the Advisor reimbursed expenses of $23,853, $23,375 and $23,467, to the Conservative Fund, Moderate Fund and Aggressive Fund, respectively.

             The Advisor serves as investment advisor to each of the Underlying Funds, and for the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Underlying Fund. The Advisor expects to voluntarily reimburse expenses during the Company's and Framlington's current fiscal year with respect to the Micro-Cap Equity Fund, the NetNet Fund and the Framlington Healthcare Fund. The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion. See "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?" in the Prospectus for a description of the advisory fees received by the Advisor from the Underlying Funds.

         Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited provides sub-advisory services to the Framlington Funds, and receives a fee from the Advisor for such sub-advisory services. See "STRUCTURE AND MANAGEMENT OF THE FUNDS--Who Manages and Services the Funds?" in the Prospectus for a description of the sub-advisory services and fees received by the Sub-Advisor.

         For the fiscal year ended June 30, 1997 (and for the Micro-Cap Equity Fund, Small-Cap Value Fund, Framlington International Growth Fund, Framlington Emerging Markets Fund, Framlington Healthcare Fund, NetNet and International Bond Fund for the period from commencement of operations to June 30, 1997) the Advisor received fees, after waivers, if any, at an effective rate of .75% of average daily net assets for each of the Accelerating Growth Fund, Growth & Income Fund, International Equity Fund, Multi-Season Fund, Small-Cap Value Fund and Small Company Growth Fund; .50% of average daily nets each of the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund; 1.00% of average daily net assets for each of the Micro-Cap Fund, NetNet Fund, Framlington International Growth Fund and Framlington Healthcare Fund; .74% of average daily net assets for each of the Mid-Cap Fund, Real Estate Fund, and Value Fund; .40% of average daily net assets of the Money Market Fund; .35% of average daily net assets of each of the Cash Investment Fund and U.S. Treasury Money Market Fund; 1.25% of average daily net assets of the Framlington Emerging Markets Fund.

         As of the date of this Statement of Additional Information, the Equity Selection Fund had not yet commenced operations.

         Distribution Agreement. The Company has entered into a distribution agreement under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

         Distribution Services Arrangements. Each Fund has adopted a Service and Distribution Plan with respect to its Class A shares pursuant to which it uses its assets to finance activities relating to the distribution of Class A shares to investors and the provision of certain services to holders of Class A shares. Under such Plans, the Distributor is paid an annual service fee at the rate of 0.25% of the value of average daily net assets of the Class A shares of the Fund and an annual distribution fee at the rate of 0.05% of the value of average daily net assets of the Class A shares of the Fund. Each Fund has adopted a Service and Distribution Plan with respect to its Class B shares, pursuant to which it uses its assets to finance activities relating to the distribution of Class B shares to investors and the provision of certain services to the holders of Class B shares. Under such Plans, the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Class B shares of each Fund and an annual distribution fee at the rate of 0.75% of the value of average daily net assets of the Class B shares of each Fund.

         Under the terms of the Service and Distribution Plans (collectively, the "Plans"), each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or, with respect to a Fund, by a vote of a majority of the outstanding voting securities of the relevant class of that Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to any other party to the Plan. Pursuant to each Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

         The Directors have determined that the Plans will benefit the Company, each Fund, and their shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale; (ii) facilitating portfolio management flexibility through cash flow into the Funds; and (iii) maintaining a competitive sales structure in the mutual fund industry.

         With respect to Class A and Class B shares of each Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class A and Class B shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

         For the period ended June 30, 1997, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.



                                    Class A Service and Distribution Plan     Class B Service and Distribution Plan
Conservative Fund                                     $0                                       $0
Moderate Fund                                        $98                                       $0
Aggressive Fund                                       $0                                       $0


         The following amounts were paid by each Fund under its Class A and Class B Service and Distribution Plans during the period from commencement of operations to June 30, 1997:


                                           Printing and
                                            Mailing of                                                              Interest
                                           Prospectuses                                                            Carrying or
                                           to other than        Compen-          Compen-           Compen-       Other Financing
                                              Current         sation to           sation          sation to          Charges
                         Advertising       Shareholders      Underwriters       to Dealers     Sales Personnel
                       Class A  Class B  Class A  Class B   Class   Class B  Class A  Class B  Class   Class B  Class A  Class B
                                                              A                                  A
Conservative Fund      $0         $0       $0        $0       $0      $0       $0       $0       $0      $0       $0        $0
Moderate Fund          $0         $0       $0        $0       $0      $0       $84      $0       $0      $0       $0        $0
Aggressive Fund        $0         $0       $0        $0       $0      $0       $0       $0       $0      $0       $0        $0


         Administration Agreement. State Street Bank and Trust Company ("State Street") whose principal business address is 225 Franklin Street, Boston, Massachusetts 02110, serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Funds, oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

         Prior to November 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") located at 53 State Street, Boston, Massachusetts 02109 served as administrator to the Funds.

     For the period from ended June 30, 1997, administration fees of Investor Services Group accrued were $7,479 - Conservative Fund, $7,480 - Moderate Fund and $7,479 - Aggressive Fund.

             Custodian, Sub-Custodian and Transfer Agency Agreements. Comerica Bank (the "Custodian"), whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of the Funds' assets pursuant to a custodian agreement (the "Custody Agreement") with the Company. Under the Custody Agreement, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Boards of Directors concerning each Fund's operations. For the period ended June 30, 1997, the Custodian earned $29 for its services to the Funds. Effective November 1, 1997, no compensation will be paid to the Custodian for its services. The Custodian has entered into a Sub-Custody Agreement with State Street pursuant to which State Street will serve as Sub-Custodian to the Funds.

             As compensation for its services, State Street is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees.

         Investor Services Group serves as the transfer and dividend disbursing agent for the Funds pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i)
issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Boards of Directors concerning the operations of each Fund.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. The Funds purchase only Class Y shares of the Underlying Funds, which are sold without an initial or contingent deferred sales charge to the Funds.

         For the period ended June 30, 1997, the Funds did not pay any brokerage commissions.

         Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

             The portfolio turnover rate of a Fund and an Underlying Fund is calculated by dividing the lesser of such Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the fund during the year. Each Fund's and each Underlying Fund's portfolio turnover rate is included in its respective Prospectuses under the section entitled "Financial Highlights." Purchases and sales are made for each Fund and Underlying Fund whenever necessary, in management's opinion, to meet such fund's investment objective. The Underlying Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

         In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for each Fund, the Underlying Funds, and for other investment accounts managed by the Advisor (Sub-Advisor with respect to the Framlington Funds) are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund or Underlying Fund is concerned, in other cases it is believed to be beneficial to a Fund or Underlying Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund or Underlying Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

         A Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

             The Funds are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year. As of June 30, 1997, the Funds held no such securities.

         Except as noted in the Prospectuses and this Statement of Additional Information the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent; fees and expenses of officers and Board of Directors; taxes; interest; legal and auditing fees; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determines to be fair and equitable. The Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in the Funds' Prospectus and such information is incorporated herein by reference.

         Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

         Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

Redemptions. As described in the Prospectuses, shares of the Funds may be redeemed in a number of different ways:

                                    o       By Mail
                                    o       By Telephone
                                    o       Automatic Withdrawal Plan

         Other  Information.  Redemption  proceeds  are  normally  paid in cash;
however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

         The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the fund not reasonably practicable.

         The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $500; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $500 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

         Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectus, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., New York City time. The Funds, Distributor and Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                 NET ASSET VALUE

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board Members.

                             PERFORMANCE INFORMATION



  Yield and Performance of the Funds

         The Funds' 30-day (or one month) standard yield described in the Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

         YIELD =  2[( a - b  +1)6 -1]
                           cd

  Where: a =      dividends and interest earned by a Fund during the period

                  b = expenses accrued for the period (net of reimbursements and waivers)

                  c = average daily number of shares outstanding during the period entitled to receive dividends

                  d = maximum offering price per share on the last day of the period


         For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

         Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

With respect to mortgage or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Total Return of the Funds

         Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                  T =       (ERV)1/n  -1
                                P

         Where: T =        average annual total return

                  ERV =ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof)

                  P =      hypothetical initial payment of $1,000

                  n =     period covered by the computation, expressed in years


         Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                    (ERV)  - 1
Aggregate Total Return =      P

         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         Based on the foregoing calculation, set forth below are the aggregate total return figures for the Class A, Class B and Class Y Shares of each of the Funds for the period from commencement of operations through June 30, 1997:


                                                                 Period
                                                                  ended
         Fund-Inception Date                                     6/30/97

         Conservative Fund
         Class Y - 4/3/97                                         5.50%

         Moderate Fund
         Class A - 4/4/97                                        10.20%
         Class Y - 4/3/97                                        10.20%

         Aggressive Fund
         Class Y - 4/3/97                                        13.50%

         As of June 30, 1997, Class A Shares of the Conservative Fund and the Aggressive Fund and Class B Shares of the Conservative Fund, Moderate Fund and Aggressive Fund had not commenced operations.

         The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, a Fund's yield may be compared to the IBC/Donoghue's Money Fund Average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                      TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

              General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

             In addition to satisfaction of the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"); also, for taxable years beginning before August 6, 1997, each Fund must derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test").

         In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

         Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends received deduction for corporations.

             Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in additional Fund shares. The Funds expect that capital gain dividends will be taxable to shareholders as mid-term or long-term capital gain. Capital gains dividends are not eligible for the dividends received deduction for corporations.

         In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

         If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

          Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

             The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to distribute in each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

             The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an uncertified or incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."


         If an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a Fund which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the Fund are deemed to have been held by the Underlying Fund, the Fund or the shareholders, as the case may be, for less than 46 days.

         Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a Fund, the amount of foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Fund, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

             Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term, mid-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gain. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

         Taxation of the Underlying Funds. Each Underlying Fund intends to elect and qualify to be taxed as a regulated investment company under the Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Fund generally will not pay any federal income or excise tax.

             Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Fund which invests in the Underlying Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," should be taxable as mid-term or long-term capital gain to a Fund which invests in the Underlying Fund, regardless of how long the Fund held the Underlying Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Fund of shares of an Underlying Fund, the Fund generally will realize a capital gain or loss which will be long-term, mid-term or short-term, generally depending upon the holding period for the shares.

    Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the "accrued market discount."

    Original Issue Discount. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements
applicable to regulated investment companies.           Some debt securities may
be purchased by the Funds, at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes (see above).

Other Taxation

         The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds and distributions of Fund shares also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty).

                    ADDITIONAL INFORMATION CONCERNING SHARES

         The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Equity Selection Fund, Micro-Cap Equity Fund, Mid-Cap Fund, Multi-Season Fund, Real Estate Fund, Small-Cap Value Fund, Value Fund, International Bond Fund, Short Term Treasury Fund, Money Market Fund, NetNet Fund, Financial Services Fund, Conservative Fund, Moderate Fund and Aggressive Fund, respectively. The Munder Lifestyle Funds are offered in three separate classes: Class A, Class B and Class Y shares.

         At a board meeting on February 4, 1997, the Directors adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each Fund. The Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

         In the event of a liquidation or dissolution of each of the Company or an individual portfolio of the Company, shareholders of a particular portfolio would be entitled to receive the assets available for distribution belonging to such portfolio, and a proportionate distribution, based upon the relative net asset values of the Company's respective portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a portfolio are entitled to participate in the net distributable assets of the particular portfolio involved on liquidation, based on the number of shares of the portfolio that are held by each shareholder.

         Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, and only Class B shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan. Further, shareholders of all of the funds of the Company, as well as those of any other fund now or hereafter offered by the Company, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

         Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Company's outstanding shares (irrespective of class) may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Company.

         Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                                  MISCELLANEOUS

         Counsel. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.

    Control Persons and Principal Holders of Securities. As of October 7, 1997, Comerica Bank, One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, held of record 11.461% of the outstanding Class Y shares of the Moderate Fund, 99.951% of the outstanding Class A shares of the Aggressive Fund and 94.817% of the outstanding Class Y shares of the Aggressive Fund as agent, custodian or trustee for its customers. As of such date, the following persons were beneficial owners of 5% or more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:

                                                                Percent of Total
Name of Fund                            Name and Address      Shares Outstanding

Conservative Fund - Class Y             McDonald & Co. Securities      44.738%
                                        on behalf of its clients
                                        260 Brown Street
                                        Birmingham, MI  48009

         As of October 7, 1997, Munder Capital Management on behalf of its clients owned 67.493% of the outstanding Class Y shares of the Moderate Fund and 97.753% of the outstanding Class Y shares of the Aggressive Fund.

         As of October 7, 1997, Funds Distributor, Inc. on behalf of their clients owned 100% of the outstanding Class B shares of the Aggressive Fund, Class A and Class B shares of the Conservative Fund and Class B shares of the Moderate Fund.

         As of October 7, 1997, Merrill Lynch Pierce Fenner and Smith on behalf of their clients owned approximately 32.437% of the outstanding Class Y shares of the Moderate Fund.

         Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of any Fund or result in a financial loss to any shareholder of a Fund.

         Shareholder Approvals. As used in this Statement of Additional Information in the Prospectus, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

         This Statement of Additional Information and the Funds' Prospectuses do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Funds' Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

    The financial statements for the Munder Lifestyle Funds, including the notes thereto, dated June 30, 1997 have been audited by Ernst & Young LLP and are incorporated by reference into this Statement of Additional Information from the Annual Report of the Funds dated as of June 30, 1997. Such financial statements are included or incorporated by reference herein in reliance upon Ernst & Young LLP's report given upon the authority of such firm as experts in accounting and auditing.

                                                         APPENDIX A

- Rated Investments -

Corporate Bonds

     Excerpts from Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

         "Aaa": Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa": Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

         "A": Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa": Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appears adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba": Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B": Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa": Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

         Excerpts from Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA": Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA": Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

         "A": Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         "BBB": Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         "BB", "B" and "CCC": Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper

         The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issues (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issues rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                                    APPENDIX B

         As stated in the Prospectus, the Underlying Funds may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.       Interest Rate Futures Contracts

        Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

        The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

        Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

        Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.



        Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

        A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

        Example of Futures Contract Sale. The Funds would engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

        In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

        The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

        If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

        Example of Futures Contract Purchase. The Funds would engage in an interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

        For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

        The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

        If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II.      Index Futures Contracts

        General. A bond index assigns relative values of the bonds included in the index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

        A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

        Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

        A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

        In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE:  Buy the Future
Hedge Objective:  Protect Against Increasing Price

Portfolio Futures
                                                        -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities    Buying 1 Index Futures at 125
                                             Value of Futures = $62,500/Contract

                                                      -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000    Sell 1 Index Futures at 130
Increase in Purchase Price = $2,500         Value of Futures = $65,000/Contract
                                                     Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO:  Sell the Future
Hedge Objective:  Protect Against Declining
Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000 Value of Futures Contract - 125 X $500 = $62,500 Portfolio Beta Relative to the Index = 1.0

Portfolio Futures
                                                         -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities  Sell 16 Index Futures at 125
                                                  Value of Futures = $1,000,000

                                                         -Day Hedge is Lifted-
Equity Securities - Own Stock Buy 16 Index  Futures at 120 with Value = $960,000
     Value of Futures = $960,000
Loss in Portfolio Value = $40,000                     Gain on Futures = $40,000


III.    Margin Payments

        Unlike purchase or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV.     Risks of Transactions in Futures Contracts

        There are several risks in connection with the use of futures by the Underlying Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

        Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

        In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

        In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

        Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

        Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

        Successful use of futures by the Funds is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when they may be disadvantageous to do so.

V.      Options on Futures Contracts

        The Underlying Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

        Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI.     Currency Transactions

        The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the Statement of Additional Information. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

        The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

        The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

        The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

        To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements. Under such requirements, the Fund will segregate liquid, high grade assets with the custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

        Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII.    Other Matters

        Accounting for futures contracts will be in accordance with generally accepted accounting principles.






--------
1 Director is an "interested person" of the Company as defined in the 1940 Act.




                                   NETNET FUND
                       STATEMENT OF ADDITIONAL INFORMATION

         The NetNet Fund (the "Fund") is currently one of fourteen series of shares of The Munder Funds, Inc. (the "Company"), an open-end management investment company. The Fund's investment advisor is Munder Capital Management (the "Advisor").
         This Statement of Additional Information is intended to supplement the information provided to investors in the Fund's Prospectus dated October 29, 1997 and has been filed with the Securities and Exchange Commission ("SEC") as part of the Company's Registration Statement. This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Fund's Prospectus dated October 29, 1997 (the "Prospectus"). The contents of this Statement of Additional Information are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. This Statement of Additional Information is dated October 29, 1997.

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. An investment in the Fund involves investment risks, including the possible loss of principal.


                                TABLE OF CONTENTS

                                                                                                          Page


GENERAL                                                                                                      3

FUND INVESTMENTS...........................................................................................  3

INVESTMENT LIMITATIONS..................................................................................... 12

DIRECTORS AND OFFICERS..................................................................................... 14

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS......................................................... 18

PORTFOLIO TRANSACTIONS..................................................................................... 20

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................................................. 22

NET ASSET VALUE............................................................................................ 23

PERFORMANCE INFORMATION.................................................................................... 23

TAXES    .................................................................................................. 24

ADDITIONAL INFORMATION CONCERNING SHARES................................................................... 29

MISCELLANEOUS.............................................................................................. 29

REGISTRATION STATEMENT..................................................................................... 31

FINANCIAL STATEMENTS....................................................................................... 31

APPENDIX  32


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                                     GENERAL

         The Company was organized as a Maryland corporation on November 18, 1992.

As stated in the Prospectus, the investment advisor of the Fund is Munder Capital Management (the "Advisor"). The principal partners of the Advisor are Old MCM, Inc., Munder Group LLC, Woodbridge Capital Management, Inc. ("Woodbridge") and WAM Holdings, Inc. ("WAM"). Mr. Lee P. Munder, the Advisor's Chief Executive Officer, indirectly owns or controls a majority of the partnership interests of the Advisor. Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.

                                FUND INVESTMENTS

         The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

         Borrowing. The Fund is authorized to borrow money in amounts up to 5% of the value of its total assets at the time of such borrowings for temporary purposes, and is authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended, (the "1940 Act") to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs which may or may not be offset by amounts earned on borrowed funds. The Fund may also be required to maintain a minimum average balance in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral, securities owned by the Fund.

         Foreign Securities. The Fund may invest in securities of foreign issuers. The Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain such institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

         The Fund may also purchase Global Depository Receipts ("GDRs"), which are receipts issued by European financial institutions evidencing ownership of the underlying foreign securities.

         Income and gains on such securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of East European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Fund.

         The Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

         The  Fund  may  be  affected   either   unfavorably   or  favorably  by
fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places the Fund's investments.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

         Forward Foreign Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Fund is authorized to enter into forward foreign currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of currency exchange for a future point in time.

    When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign
currency.           When  the  Advisor  anticipates  that a  particular  foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.
         A separate account consisting of cash or liquid securities equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Fund's Custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or put option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

         Futures Contracts and Related Options. The Fund currently expects that it may purchase and sell futures contracts on securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see the Appendix to this Statement of Additional Information.

         Investment Company Securities. The Fund may invest in securities issued by other investment companies. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses the Fund bears directly in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

         Lending of Portfolio Securities. To enhance the return on its portfolio, the Fund may lend securities in its portfolio (subject to a limit of 25% of the Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Fund will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. In determining whether the Fund will lend securities, the Advisor will consider all relevant facts and circumstances. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Boards of Directors.

         Money Market Instruments. As described in its Prospectus, the Fund may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor deems the instrument to present minimal credit risks,  such  investments may  nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

         Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies ("S&P") or Moody's Investors Service, Inc. ("Moody's"). In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

         The Fund may also purchase variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, the Fund may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund will invest in variable amount master notes only when the Advisor deems the investment to involve minimal credit risk.

         Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

         Options. The Fund may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

         A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

         The writer of an option that wished to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in writing the option contract. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Fund may write options in connection with buy-and write transactions; that is, the Fund may purchase a security and then write a call option against that security. The exercise price of the call the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

    In the case of a call option on a security, the option is "covered" if the portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are held in a segregated account by its Custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the portfolio maintains with its Custodian cash or liquid securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the portfolio in cash or liquid securities in a segregated account with its custodian. The Fund may also write call options that are not covered for cross-hedging purposes. The Fund will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Fund will write put options only if they are "secured" by cash or liquid securities maintained in a segregated account by the Fund's Custodian in an amount not less than the exercise price of the option at all times during the option period.
         The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

         The Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. The Fund may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

         When the Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

         There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated account (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

         There is no assurance that the Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

         In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (delayed-delivery transactions) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. It may be expected that the market value of the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         The Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

         When  the  Fund   engages  in   when-issued   and  forward   commitment
transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         Repurchase Agreements. The Fund may agree to purchase securities from financial institutions such as banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets in a segregated account in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations.

         The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

         Securities subject to repurchase agreements will be held by the Company's Custodian (or sub-custodian) in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements. The Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. The Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid high-grade debt securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Fund may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets.

         A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

         Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

         If the Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such futures contract or put option.

         The Fund may purchase and write call and put options on stock or bond index futures contracts. The Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, the Fund may purchase put options or write call options on stock and bond index futures, rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which the Fund intends to purchase.

    In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, the Fund will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to from 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

         U.S. Government Obligations. The Fund may purchase obligations issued or guaranteed by the U.S. Government and U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Fund includes U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

                             INVESTMENT LIMITATIONS

         The Fund is subject to the investment limitations enumerated in this section which may be changed only by a vote of the holders of a majority of the Fund's outstanding shares (as defined under "Miscellaneous - Shareholder Approvals").

         The Fund may not:

                  1. With respect to 75% of the Fund's assets, invest more than 5% of the Fund's assets (taken at a market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

                  2. Borrow money or issue senior securities (as defined in the 1940 Act) except that the Fund may borrow (i) for temporary purposes in amounts not exceeding 5% of its total assets and
                  (ii) to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets including the amount borrowed;

                  3. Pledge, mortgage or hypothecate its assets other than to secure borrowings permitted by restriction 2 above (collateral arrangements with respect to margin requirements for options and futures transactions are not deemed to be pledges or hypothecations for this purpose);

                  4. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Fund may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

                  5. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities;

                  6. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein;

                  7. Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, futures and options on futures;

                  8. Make investments for the purpose of exercising control of management;

                  9. Invest in commodities or commodity futures contracts, provided that this limitation shall not prohibit the purchase or sale by the Fund of forward foreign currency exchange contracts, financial futures contracts and options on financial futures contracts, foreign currency futures contracts, and options on securities, foreign currencies and securities indices, as permitted by the Fund's prospectus; or

                  10. Invest more than 25% of its total assets in the securities of issuers conducting their principal business in any one industry (securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are not considered to represent industries), except that the Fund will invest more than 25% of its total assets in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet or Intranet related businesses.

         Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors, provide that the Fund may not:

                  1. Invest more than 15% of its net assets in illiquid securities;

                  2. Own more than 10% (taken at market value at the time of purchase) of the outstanding voting securities of any single issuer;

                  3. Purchase or sell interests in oil, gas or other mineral exploration or development plans or leases;

                  4. Invest in other  investment  companies  except as permitted under the 1940 Act.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). In addition, if the Fund's holdings of illiquid securities exceeds 15% because of changes in the value of the Fund's investments, the Fund will take action to reduce its holdings of illiquid securities within a time frame deemed to be in the best interest of the Fund. Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

         In order to permit the sale of shares in certain  states,  the  Company
may  make  commitments  more  restrictive  than  the  investment   policies  and
limitations described above.

                             DIRECTORS AND OFFICERS

         The directors and executive officers of the Company, and their business addresses and principal occupations during the past five years, are:

                                                                               Principal Occupation
Name, Address and Age                    Positions with Company                During Past Five Years
Charles W. Elliott 1/                    Chairman of the Board of Directors    Senior  Advisor to the President and
3338 Bronson Boulevard                                                         Interim   Director  of  Athletics  -
Kalamazoo, MI  490008                                                          Western  Michigan  University  since
Age: 65                                                                        July 1995;  prior to that  Executive
                                                                              Vice President - Administration & Chief Financial
                                                                              Officer,  Kellogg Company from
                                                                                January  1987  through June 1995;  before that
                                                                                Price  Waterhouse.  Board of
                                                                                Directors, Steelcase Financial Corporation.

John Rakolta, Jr.                        Director  and Vice  Chairman  of the  Chairman,     Walbridge     Aldinger
1876 Rathmor                             Board of Directors                    Company (construction company).
Bloomfield Hills, MI  48304
Age: 50

Thomas B. Bender                         Director                              Investment   Advisor,   Financial  &
7 Wood Ridge Road                                                              Investment  Management  Group (since
Glen Arbor, MI  49636                                                          April,    1991);    Vice   President
Age: 64                                                                        Institutional     Sales,     Kidder,
                                                                               Peabody & Co. (Retired April, 1991).


1/       Director is an "interested person" of the Company as defined in the 1940 Act.






                                                                               Principal Occupation
Name, Address and Age                    Positions with Company                During Past Five Years
David J. Brophy                          Director                              Professor,  University  of Michigan;
1025 Martin Place                                                              Director,   River  Place   Financial
Ann Arbor, MI  48104                                                           Corp.;  Trustee,  Renaissance Assets
Age:  61                                                                       Trust.

Dr. Joseph E. Champagne                  Director                              Corporate and  Executive  Consultant
319 Snell Road                                                                 since September 1995;  prior to that
Rochester, MI  48306                                                           Chancellor,  Lamar  University  from
Age: 59                                                                        September   1994   until   September
                                                                              1995;before that  Consultant  to  Management,  Lamar
                                                                                University;  President and
                                                                                Chief Executive Officer,  Crittenton Corporation
                                                                                (holding Company that owns
                                                                                healthcare  facilities)  Crittenton  Development
                                                                                Corporation  until August
                                                                                1993;  before that President,  Oakland  University
                                                                                of Rochester,  MI, until
                                                                                August 1991; Member, Board of Directors, Ross
                                                                                Operating Valve of Troy, MI.

Thomas D. Eckert                         Director                              President   and  COO,   Mid-Atlantic
10726 Falls Pointe Drive                                                       Group  of  Pulte  Home   Corporation
Great Falls, VA  22066                                                         (developer of  residential  land and
Age: 50                                                                        construction of housing units).

Lee P. Munder                            President                             President  and  CEO of the  Advisor;
480 Pierce Street                                                              Chief    Executive    Officer    and
Suite 300                                                                      President   of   Old   MCM,    Inc.;
Birmingham, MI  48009                                                          Director,  LPM Investment  Services,
Age: 52                                                                        Inc. ("LPM").

Terry H. Gardner                         Vice   President,   Chief  Financial  Vice  President and Chief  Financial
480 Pierce Street                        Officer and Treasurer                 Officer   of   the   Advisor;   Vice
Suite 300                                                                      President   and   Chief    Financial
Birmingham, MI  48009                                                          Officer of Old MCM,  Inc.  (February
Age: 37                                                                        1993  to  present);   Audit  Manager
                                                                               Arthur   Andersen  &  Co.  (1991  to
                                                                               February 1993); Secretary of LPM.


                                                                               Principal Occupation
Name, Address and Age                    Positions with Company                During Past Five Years
Paul Tobias                              Vice President                        Executive  Vice  President and Chief
480 Pierce Street                                                              Operating  Officer  of  the  Advisor
Suite 300                                                                      (since  April  1995)  and  Executive
Birmingham, MI  48009                                                          Vice President of Comerica, Inc.
Age: 45
Gerald Seizert                           Vice President                        Executive  Vice  President and Chief
480 Pierce Street                                                              Investment  Officer/ Equities of the
Suite 300                                                                      Advisor    (since    April    1995);
Birmingham, MI  48009                                                          Managing    Director    (1991-1995),
Age: 45                                                                        Director    (1992-1995)   and   Vice

                                                                                President (1984-1991) of Loomis, Sayles and
                                                                                Company, L.P.

Elyse G. Essick                          Vice President                        Vice   President   and  Director  of
480 Pierce Street                                                              Marketing  for  the  Advisor;   Vice
Suite 300                                                                      President  and  Director  of  Client
Birmingham, MI  48009                                                          Services  of Old MCM,  Inc.  (August
Age: 38                                                                        1988 to December 1994).

James C. Robinson                        Vice President                        Vice President and Chief  Investment
480 Pierce Street                                                              Officer/Fixed    Income    for   the
Suite 300                                                                      Advisor;    Vice    President    and
Birmingham, MI  48009                                                          Director  of  Fixed  Income  of  Old
Age: 35                                                                        MCM, Inc. (1987-1994).

Leonard J. Barr, II                      Vice President                        Vice  President and Director of Core
480 Pierce Street                                                              Equity   Research  of  the  Advisor;
Suite 300                                                                      Director  and Senior Vice  President
Birmingham, MI  48009                                                          of  Old  MCM,  Inc.   (since  1988);
Age: 52                                                                        Director of LPM.





Lisa A. Rosen                            Secretary, Assistant Treasurer        General   Counsel  of  the   Advisor
480 Pierce Street                                                              since May, 1996;  Formerly  Counsel,
Suite 300                                                                      First Data Investor  Services Group,
Birmingham, MI  48009                                                          Inc.;  Assistant  Vice President and
Age:  30                                                                       Counsel  with  The  Boston   Company
                                                                               Advisors,   Inc.;   Associate   with
                                                                               Hutchins, Wheeler & Dittmar.



                                                                               Principal Occupation
Name, Address and Age                    Positions with Company                During Past Five Years
Ann F. Putallaz                          Vice President                        Vice   President   and  Director  of
480 Pierce Street                                                              Fiduciary  Services  (since  January
Suite 300                                                                      1995);   Director   of  Client   and
Birmingham, MI  48009                                                          Marketing   Services  of  Woodbridge
Age: 51                                                                        Capital Management, Inc.

Richard H. Rose                          Assistant Treasurer                   Senior  Vice  President,  First Data
First Data Investor Services                                                   Investor    Services   Group,   Inc.
  Group, Inc.                                                                  (since  May  6,   1994).   Formerly,
One Exchange Place                                                             Senior  Vice  President,  The Boston
6th Floor                                                                      Company    Advisors,    Inc.   since
Boston, MA  02109                                                              November 1989.
Age:  42

Teresa M.R. Hamlin                       Assistant Secretary                   Counsel,    First   Data    Investor
First Data Investor Services                                                   Service  Group,  Inc.  (since 1995);
  Group, Inc.                                                                  Formerly,   Paralegal  Manager,  The
One Exchange Place                                                             Boston Company Advisors, Inc.
6th Floor
Boston, MA  02109
Age:  33

Julie A. Tedesco                         Assistant Secretary                   Counsel,    First   Data    Investor
First Data Investor Services                                                   Services  Group,   Inc.  (since  May
  Group, Inc.                                                                  1994);   Formerly   Assistant   Vice
One Exchange Place                                                             President  and Counsel of The Boston
8th Floor                                                                      Company  Advisors,  Inc. since July,
Boston, MA 02109                                                               1992.
Age:  40


     Directors of the Company receive an aggregate fee from the Company, St. Clair Funds, Inc. ("St. Clair"), The Munder Funds Trust (the "Trust") and The Munder Framlington Funds Trust ("Framlington") for service on those organizations' respective Boards, comprised of an annual retainer fee of $20,000, and a fee of $1,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company, the Trust, St. Clair and Framlington to their respective Directors/Trustees for the year ended June 30, 1997.



                                      Aggregate
                                    Compensation            Pension
                                      from the            Retirement           Estimated
                                    Company, the       Benefits Accrued          Annual
                                 Trust, Framlington       as Part of            Benefits              Total
        Name of Person              and St. Clair        Fund Expenses      upon Retirement          from the
                                    -------------        -------------           ----------
            Position                                                                               Fund Complex
            --------                                                                               ------------
Charles W. Elliott                     $20,000               None                 None               $20,000
Chairman
John Rakolta, Jr.                      $18,500               None                 None               $18,500
Vice Chairman
Thomas B. Bender Trustee and           $20,000               None                 None               $20,000
Director
David J. Brophy                        $20,000               None                 None               $20,000
Trustee and Director
Dr. Joseph E. Champagne                $20,000               None                 None               $20,000
Trustee and Director
Thomas D. Eckert                       $20,000               None                 None               $20,000
Trustee and Director



        No officer, director or employee of the Advisor, Comerica, the Sub-Custodian, the Distributor, the Administrator or Transfer Agent currently receives any compensation from the Company. As of October 7, 1997, the Directors and Officers of the Company, as a group, owned less than 1% of the outstanding shares of the Fund.

         Lee P. Munder and Terry H. Gardner are administrators of a pension plan for employees of Munder Capital Management, which as of October 7, 1997, owned 10,253.623 shares of the Fund which represented 3.745% of the Fund.

         As of October 7, 1997,  Munder  Capital  Management  and  affiliates of
Munder  Capital   Management   through  common  ownership,   owned  beneficially
166,076.053 shares of the Fund which represented 60.67% of the Fund.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

         Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The general partners of the Advisor are Woodbridge, WAM, Old MCM, and Munder Group, LLC. Woodbridge and WAM are wholly-owned subsidiaries of Comerica Bank -- Ann Arbor, which, in turn is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

         Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors.

    For the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from the Fund, computed daily and payable monthly, at an annual rate of 1.00% of average daily net assets of the Fund. For the period ended June 30, 1997, the Advisor received fees of $9,873 from the Fund. In addition for the period ended June 30, 1997, the Advisor reimbursed $29,976 in expenses payable by the Fund.
         The Fund's Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with the Fund without penalty on 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act).

         Distribution Agreement. The Company has entered into a distribution agreement, under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Fund (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

         Distribution Services Arrangements. The Fund has adopted a Distribution and Service Plan with respect to its shares pursuant to which it uses its assets to finance activities relating to the distribution of its shares to investors and provision of certain shareholder services. Under the Distribution and Service Plan, the Distributor is entitled to receive an annual service fee at the rate of 0.25% of the value of average daily net assets of the Fund. For the period ended June 30, 1997 the Distributor waived $539 in distribution fees pursuant to the Distribution and Service Plan. The Distributor has voluntarily agreed to waive the service fee until further notice. The Distributor may discontinue the waiver at any time in its sole discretion.

    Under the terms of the Distribution and Service Plan, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, and who have no direct or indirect financial interest in the operation of the Plan (the "Non-Interested Plan Directors"). The Plan may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. Pursuant to the Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made. For the period ended June 30, 1997, the Fund made payments in the amount of $1,929 pursuant to the Distribution and Service Plan and waived $539 in distribution fees.

     Administration  Agreement.  State  Street  Bank and Trust  Company  ("State
Street") whose principal business address is 225 Franklin Street, Boston, Massachusetts 02110 serves as administrator for the Company pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; provide accounting and bookkeeping services for the Fund, oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.
         The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

    Prior to November 1, 1997, First Data Investor Services Group, Inc. ("Investor Services Group") located at 53 State Street, Boston, Massachusetts served as administrator to the Fund. For the period ended June 30, 1997, administration fees of Investor Services Group accrued in the amount of $1,114.
         Custodian, Sub-Custodian and Transfer Agency Agreements. Comerica Bank (the "Custodian") whose principal business address is One Detroit Center, 500 Woodward Avenue, Detroit, MI 48226, maintains custody of the Fund's assets pursuant to a custodian agreement ("Custody Agreement") with the Company. Under the Custody Agreement, the Custodian (i) maintains a separate account in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations. For the period ended June 30, 1997, the Custodian earned $4,233 for its services to the Fund. Effective November 1, 1997, no compensation will be paid to the Custodian for its services. The Custodian has entered into a Sub-Custody Agreement with State Street pursuant to which State Street will serve as Sub-Custodian to the Fund. As compensation for its services, State Street is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which the Sub-Custodian provides services, computed daily and payable monthly at an annual rate of .01% of average daily net assets. The Sub-Custodian also receives certain transaction based fees. The Custodian is authorized to select one or more domestic or foreign banks or trust companies to serve as sub-custodian on behalf of the Fund.
         Investor Services Group serves as the transfer and dividend disbursing agent for the Fund pursuant to a transfer agency agreement (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund.

         Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed.

         For the period ended June 30, 1997, the Fund paid $674 in brokerage commissions.

         Over-the-counter issues, including corporate debt and government securities, are normally traded on a "net" basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of foreign and domestic securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

         The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor believes such practice to be in the Fund's interests.

         In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Company's Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

         Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

         Investment decisions for the Fund and for other investment accounts managed by the Advisor are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

         The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which the Advisor or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

         The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of the most recent fiscal year and state the value of such holdings. As of June 30, 1997, the Fund held shares of Lehman Brothers valued at $266,000.

         Except as noted in the Prospectus and this Statement of Additional Information the Fund's service contractors bear all expenses in connection with the performance of its services and the Fund bears the expenses incurred in its operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent; fees and expenses of officers and directors; taxes; interest; legal and auditing fees; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determine to be fair and equitable. The Advisor, Administrator, Custodian, Sub-Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Purchases and redemptions are discussed in the Fund's Prospectus and such information is incorporated herein by reference.

         Purchases. In addition to the methods of purchasing shares described in the Prospectus, the Fund also offers a pre-authorized checking plan by which investors may accumulate shares of the Fund regularly each month by means of automatic debits to their checking accounts. There is a $50 minimum on each automatic debit. Shareholders may choose this option by checking the appropriate part of the application form or by calling the Fund at (800) 438-5789. Such a plan is voluntary and may be discontinued by the shareholder at any time or by the Company on 30 days' written notice to the shareholder.

         Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

Redemptions

         As described in the Fund's Prospectus, shares may be redeemed in a number of different ways:

         o    By Mail
         o    By Telephone
         o    Automatic Withdrawal Plan

         Other Information. The Fund reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or the New York Stock Exchange is closed for other than customary weekend and holiday closings; (ii) the SEC has by order permitted such suspension or postponement for the protection of shareholders; or (iii) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                                 NET ASSET VALUE

         In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board of Directors.

In-Kind Purchases

         Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. For further information about this form of payment please contact the Transfer Agent. In connection with an in-kind securities payment, the Fund will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund and that the Fund receive satisfactory assurances that (1) it will have good and marketable title to the securities received by it; (2) that the securities are in proper form for transfer to the Fund; and (3) adequate information will be provided concerning the basis and other tax matters relating to the securities.

                             PERFORMANCE INFORMATION

         The Fund, in advertising its "average annual total return" computes its return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                           P(1 + T)n = ERV

         Where:   T =      average annual total return

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the
                                    end  of   the   applicable   period   (or  a
                                    fractional portion thereof)

                           P =      hypothetical initial payment of $1,000

                           n =      period covered by the computation,
                                    expressed in years

         The Fund, in advertising its "aggregate total return" computes its returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment.
The formula for calculating aggregate total return is as follows:

                                                     (ERV)   - 1
                  Aggregate Total Return =                P


         The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

         Based on the foregoing calculation, the aggregate total return for the Fund for the period from commencement of operations through June 30, 1997 was 31.14%.

         The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

         From time to time, in advertisements or in reports to shareholders, the Fund's total returns may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices.

                                      TAXES

         The following summarizes certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or
other taxing  jurisdiction.            General.  The Fund will elect to be taxed
separately as a regulated investment company under Subchapter M, of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the
close of the taxable year will satisfy the Distribution Requirement.          In
addition to satisfaction of the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"); also, for taxable years beginning before August 6, 1997, the Fund must derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "Short-Short Test"). Interest (including original issue discount and "accrued market discount") received by the Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition
of  securities  held for less than three  months for this  purpose.           In
addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are
engaged in the same or similar trades or businesses.            Distributions of
net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the
dividends  received  deduction  for  corporations.           The Fund intends to
distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in additional Fund shares. The Fund expects that capital gain dividends will be
taxable to shareholders  as mid-term or long-term  capital gain.          In the
case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic
corporation.           If for any  taxable  year the Fund does not  qualify as a
regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends received deduction in the case of corporate shareholders to the extent of the Fund's current and accumulated earnings and
profits.          Shareholders will be advised annually as to the federal income
tax consequences of distributions  made by the Fund each year.          The Code
imposes a non-deductible 4% excise tax on regulated investment companies that fail to distribute in each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.
    The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to any shareholder (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that
he is an "exempt  recipient."          Although the Fund expects to qualify as a
"regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or
localities.           Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term, mid-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder of the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gains. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares
have been held by the  shareholders for six months or less.          Taxation of
Certain Financial Instruments. Special rules govern the Federal income tax treatment of financial instruments that may be held by the Fund. These rules may have a particular impact on the amount of income or gain that the Fund must distribute to their respective shareholders to comply with the Distribution Requirement, on the income or gain qualifying under the Income Requirement and on their ability to comply with the Short-Short Test, all described above.
    Market Discount. If a Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase price is "market discount". If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it. In particular, the Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been includable in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligations must be recognized as ordinary interest income (not capital gain) to the extent
of the "accrued market discount."          Original Issue Discount. Certain debt
securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.
    Some debt securities may be purchased by the Fund, at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes
(see above).           Options,  Futures and Foreign Currency Forward Contracts.
Any regulated futures and foreign currency contracts and certain options (namely, nonequity options and dealer equity options) in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were
realized.            Transactions  in options,  futures  and  forward  contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected
positions.           Because only a few  regulations  implementing  the straddle rules have been promulgated, the consequences of such transactions to the Fund are not entirely clear. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund
that did not engage in such transactions.           Constructive Sales. Recently
enacted rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the
Code.           Currency  Fluctuations  - Section 988 Gains or Losses.  Gains or
losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or
her Fund shares.           Passive Foreign  Investment  Companies.  The Fund may
invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least on-half of its assets constitute investment-type assets, or 75% or more of its gross income investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been
classified  as  capital  gain.            The  Fund  may be  eligible  to  elect
alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as through they were realized and reported as ordinary income. Any mark-to market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains
included in income in prior years.          Other Taxation. Distributions may be
subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders and certain types of U.S. shareholders subject to special treatment under the U.S. federal income tax law (e.g., banks and life insurance companies) may be subject to U.S. tax rules that differ significantly from those summarized above.
                    ADDITIONAL INFORMATION CONCERNING SHARES

         In the event of a liquidation or dissolution of the Company or the Fund, shareholders of the Fund would be entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative net asset value of the Fund, of any general assets not belonging to the Fund which are available for distribution. Shareholders of the Fund are entitled to participate in the net distributable assets of the Fund, based on the number of shares of the Fund that are held by each shareholder.

         Shareholders of the Fund, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Boards of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. The Fund is affected by a matter unless it is clear that the interests of the Fund in the matter are substantially identical to the interests of other portfolios of the Company or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

         Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of the Company's outstanding shares may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Company.

         Shareholder meetings to elect directors will not be held unless and until such time as required by law. At that time, the directors then in office will call a shareholders' meeting to elect directors. Except as set forth above, the directors will continue to hold office and may appoint successor directors. Meetings of the shareholders of the Company shall be called by the directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                                  MISCELLANEOUS

         Counsel. The law firm of Dechert Price & Rhoads, 1500 K Street, N.W., Washington, DC 20005, has passed upon certain legal matters in connection with the shares offered by the Fund and serves as counsel to the Company.

         Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Company's independent auditors.

         Banking Laws. Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from underwriting securities, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment Advisor, administrator, transfer agent or custodian to such an investment company, or from purchasing shares of such a company as agent for and upon the order of customers. The Advisor and the Custodian are subject to such banking laws and regulations.

         The Advisor and the Custodian believe they may perform the services for the Company contemplated by their respective agreements with the Company without violation of applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether bank and non-bank subsidiaries of a registered bank holding company may perform services comparable to those that are to be performed by these companies, and future changes in either Federal or state statutes and regulations relating to permissible activities of banks and their subsidiaries or affiliates, as well as future judicial or administrative decisions or interpretations of current and future statutes and regulations, could prevent these companies from continuing to perform such service for the Company.

         Should future legislative, judicial or administrative action prohibit or restrict the activities of such companies in connection with the provision of services on behalf of the Company, the Company might be required to alter materially or discontinue its arrangements with such companies and change its method of operations. It is not anticipated, however, that any change in the Company's method of operations would affect the net asset value per share of the Fund or result in a financial loss to any shareholder of the Fund.

    Control Persons and Principal Holders of Securities. As of October 7, 1997, Comerica Bank, One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226, held of record 47.789% of the outstanding shares of the Funds as agent, custodian or trustee for its customers. As of such date, the following persons were beneficial owners of 5% or more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:

Name and Address                                       Percent of Total Shares Outstanding

Donald G. Jones                                          9.747%
P.O. Box 1167
Fond Du Lac, WI  54936-1167

         As of October  7, 1997,  The  Munder  All-Season  Aggressive  Fund held
45.84% of the outstanding shares of the Fund.          Shareholder Approvals. As
used in this Statement of Additional Information and in the Prospectus, a "majority of the outstanding shares" of the Fund means the lesser of (a) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.


                             REGISTRATION STATEMENT

         This Statement of Additional Information and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respect by such reference.

                              FINANCIAL STATEMENTS

         The financial statements for the NetNet Fund, including the notes thereto, dated June 30, 1997 have been audited by Ernst & Young LLP and are incorporated by reference into this Statement of Additional Information from the Annual Report of the Fund dated as of June 30, 1997. Such financial statements are included or incorporated by reference herein upon Ernst & Young LLP's report given upon the authority of such firm as experts in accounting and auditing.

                                    APPENDIX

         As stated in the Prospectus, the Fund may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

I.       Index Futures Contracts

         General. A bond index assigns relative values of the bonds included in the index bind the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

         A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

         Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

         The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

         In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions. The following are examples of transactions in stock index futures (net of commissions and premiums, if any).


ANTICIPATORY PURCHASE HEDGE:  Buy the Future
Hedge Objective:  Protect Against Increasing Price

Portfolio Futures
                                                                  - Day Hedge is Placed -
Anticipate buying $62,500 in Equity Securities
Buying 1 Index Futures at 125                                     Value of Futures = $62,500/Contract


                                                                  - Day Hedge is Lifted -
Buy Equity Securities with Actual Sell 1 Index Futures at 130
Cost = $65,000
Increase in Purchase Price = $2,500
Gain on Futures = $2,500                                          Value of Futures = $65,000/Contract



HEDGING A STOCK PORTFOLIO:  Sell the Future
Hedge Objective:  Protect Against Declining Value of the Portfolio

Factors:

Value of Stock Portfolio = $1,000,000  Value of Futures  Contract - 125 x $500 =
$62,500 Portfolio Beta Relative to the Index = 1.0


Portfolio Futures
                                                                  - Day Hedge is Placed -
Anticipate Selling $1,000,000 in Equity Securities
Sell 16 Index Futures at 125                                      Value of Futures = $1,000,000


                                                                  - Day Hedge is Lifted -
Equity Securities - Own Stock with Value = $960,000
Buy 16 Index Futures at 120
Loss in Portfolio Value = $40,000
Gain on Futures = $40,000                                         Value of Futures = $960,000


II.      Margin Payments

         Unlike purchase or sales of portfolio securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

III.     Risks of Transactions in Futures Contracts

         There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Fund had sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

         Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

         In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

         Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         Successful use of futures by the Fund is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when they may be disadvantageous to do so.

IV.      Options on Futures Contracts

         The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

         Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

V.       Other Matters

         Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.
                  ----------------------------------------

         (a)      Financial Statements:

                  Included in Part A:

                           Financial Highlights

                  Included in Part B:

                           The Registrant's Annual Reports for the fiscal year ended June 30, 1997 and the Reports of Independent Auditors dated August 15, 1997, are incorporated by reference to the Definitive 30b-2 filed (EDGAR Form N-30D) on September 10, 1997 as Accession #0000927405-97-000361.

         (b) Exhibits (the number of each exhibit relates to the exhibit designation in Form N-1A):

         (1)      (a)      Articles of Incorporation8

                  (b)      Articles of Amendment8

                  (c)      Articles Supplementary8

     (d) Articles Supplementary for The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet Fund9

     (e) Articles Supplementary for The Munder Short Term Treasury Fund10

     (f) Articles Supplementary for The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund11

                  (g) Articles Supplementary with respect to the name changes of The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund to The Munder All-Season Maintenance Fund, The Munder All-Season Development Fund and The Munder All-Season Accumulation Fund12

     (h) Articles Supplementary for The Munder Financial Services Fund13

                  (i) Form of Articles Supplementary with respect to the name changes of The Munder All-Season Maintenance Fund, The Munder All-Season Development Fund and The Munder All-Season Accumulation Fund to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund is filed herein.

         (2)               By-Laws1

         (3)               Not Applicable

         (4)               Not Applicable

     (5) (a) Form of Investment Advisory Agreement for The Munder Multi-Season Growth Fund3

     (b) Form of Investment Advisory Agreement for The Munder Money Market Fund3

     (c) Form of Investment Advisory Agreement for The Munder Real Estate Equity Investment Fund3

     (d) Investment Advisory Agreement for The Munder Value Fund6

     (e) Investment Advisory Agreement for The Munder Mid-Cap Growth Fund6

     (f) Form of Investment Advisory Agreement for The Munder International Bond Fund8

     (g) Form of Investment Advisory Agreement for the NetNet Fund7

     (h) Form of Investment Advisory Agreement for The Munder Small-Cap Value Fund8

     (i) Form of Investment Advisory Agreement for The Munder Micro-Cap Equity Fund8

     (j) Form of Investment Advisory Agreement for The Munder Equity Selection Fund8

     (k) Form of Investment Advisory Agreement for The Munder Short Term Treasury Fund10

     (l) Form of Investment Advisory Agreement for The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund11

     (m) Form of Investment Advisory Agreement for The Munder Financial Services Fund13

         (6)      (a)      Underwriting Agreement6

     (b) Notice to Underwriting Agreement with respect to The Munder Value Fund and The Munder Mid-Cap Growth Fund6

     (c)  Notice  to   Underwriting   Agreement   with  respect  to  The  Munder
International Bond Fund6

     (d) Notice to Underwriting Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund, and the NetNet Fund8

                  (e) Form of Notice to Underwriting Agreement with respect to the Munder Short Term Treasury Fund10

     (f) Form of Distribution Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund11

     (g) Form of Distribution Agreement with respect to The Munder Financial Services Fund13

         (7)               Not Applicable

         (8)      (a)      Form of Custodian Contract6

     (b) Notice to Custodian Contract with respect to The Munder Value Fund and The Munder Mid-Cap Growth Fund6

                  (c) Notice to Custodian Contract with respect to the Munder International Bond Fund6

     (d) Notice to Custodian Contract with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund8

     (e) Form of Notice to the Custodian Contract with respect to The Munder Short Term Treasury Fund10

                  (f)      Form of Sub-Custodian Agreement11

     (g) Form of Notice to the Custody Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund11

                  (h) Form of Notice to the Custodian Agreement with respect to The Munder Financial Services Fund13

         (9)      (a)      Transfer Agency and Service Agreement6

     (b) Notice to Transfer Agency and Service Agreement with respect to the Munder Value Fund and the Munder Mid-Cap Growth Fund6

                  (c) Notice to Transfer Agency and Service Agreement with respect to the Munder International Bond Fund6

                  (d) Notice to Transfer Agency and Service Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund8

     (e) Form of Notice to Transfer Agency and Service Agreement with respect to The Munder Short Term Treasury Fund10

                  (f) Form of Amendment to the Transfer Agency and Registrar Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund11

     (g) Form of Notice to the Transfer Agency and Registrar Agreement with respect to The Munder Financial Services
                           Fund13

     (h) Form of Amendment to the Transfer Agency and Registrar Agreement with respect to The Munder Financial Services Fund13

                  (i)      Administration Agreement6

     (j) Notice to Administration Agreement with respect to The Munder Value and The Munder Mid-Cap Growth Fund6

     (k)  Notice  to  Administration   Agreement  with  respect  to  The  Munder
International Bond Fund6

     (l) Notice to Administration Agreement with respect to The Munder Small-Cap Value Fund, The Munder Equity Selection Fund, The Munder Micro-Cap Equity Fund and the NetNet Fund8

     (m) Form of Notice to Administration Agreement with respect to The Munder Short Term Treasury Fund10

     (n) Form of Amendment to the Administration Agreement with respect to The Munder All-Season Conservative Fund, The Munder All-Season Moderate Fund and The Munder All-Season Aggressive Fund11

     (o) Form of Notice to Administration Agreement with respect to The Munder Financial Services Fund13

                  (p) Form of Amendment to the Administration Agreement with respect to The Munder Financial Services Fund13

     (q) Form of Notice to Sub-Administration Agreement with respect to The Munder Financial Services Fund13

         (10) Opinion and Consent of Counsel is incorporated herein by reference to the Rule 24f-2 Notice filed on August 28,
                  1997, Accession Number 0000927405-97-000309.

         (11)     (a)      Consent of Ernst & Young LLP is filed herein.

                  (b)      Consent of Arthur Andersen LLP5

     (c) Letter of Arthur Andersen LLP regarding change in independent auditor required by Item 304 of Regulation S-K5

                  (d)      Powers of Attorney11

                  (e) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney12

         (12)              Not Applicable

         (13)              Initial Capital Agreement2

         (14)              Not Applicable

     (15) (a)  Service  Plan for The  Munder  Multi-Season  Growth  Fund Class A
Shares3

     (b) Service and Distribution Plan for The Munder Multi-Season Growth Fund Class B Shares3

     (c) Service and Distribution Plan for The Munder Multi-Season Growth Fund Class D Shares3

     (d) Service Plan for The Munder Money Market Fund Class A Shares3

     (e) Service and Distribution Plan for The Munder Money Market Fund Class B Shares3

     (f) Service and Distribution Plan for The Munder Money Market Fund Class D Shares3

     (g) Service Plan for The Munder Real Estate Equity Investment Fund Class A Shares3

     (h) Service and Distribution Plan for The Munder Real Estate Equity Investment Fund Class B Shares3

     (i) Service and Distribution Plan for The Munder Real Estate Equity Investment Fund Class D Shares3

     (j) Form of Service Plan for The Munder Multi-Season Growth Fund Investor Shares4

     (k) Form of Service Plan for Class K Shares of The Munder Funds, Inc.8

     (l) Form of Service Plan for Class A Shares of The Munder Funds, Inc.8

     (m) Form of Distribution and Service Plan for Class B Shares for The Munder Funds, Inc.8

     (n) Form of Distribution and Service Plan for Class C Shares for The Munder Funds, Inc.8

     (o) Form of Distribution and Service Plan for the NetNet Fund7

     (p) Amended and Restated Service Plan for Class K Shares14

         (16) Schedule for Computation of Performance Quotations are filed herein.

         (17)              Financial Data Schedules are filed herein.

         (18)              Form of Amended and Restated Multi-Class Plan11


--------------------------------
         1. Filed in Registrant's initial Registration Statement on November 18, 1992 and incorporated by reference herein.

     2. Filed in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on February 26, 1993 and incorporated by reference herein.

     3. Filed in Post-Effective Amendment No. 8 to the Registrant's Registration Statement on February 28, 1995 and incorporated by reference herein.

     4. Filed in Post-Effective Amendment No. 9 to the Registrant's Registration Statement on April 13, 1995 and incorporated by reference herein.

     5.  Filed  in   Post-Effective   Amendment  No.  12  to  the   Registrant's
Registration Statement on August 29, 1995 and incorporated by reference herein.

     6.  Filed  in   Post-Effective   Amendment  No.  16  to  the   Registrant's
Registration Statement on June 25, 1996 and incorporated by reference herein.

     7.  Filed  in   Post-Effective   Amendment  No.  17  to  the   Registrant's
Registration Statement on August 9, 1996 and incorporated by reference herein.

     8.  Filed  in   Post-Effective   Amendment  No.  18  to  the   Registrant's
Registration Statement on August 14, 1996 and incorporated by reference herein.

     9.  Filed  in   Post-Effective   Amendment  No.  20  to  the   Registrant's
Registration Statement on October 28, 1996 and incorporated by reference herein.

     10.  Filed  in   Post-Effective   Amendment  No.  21  to  the  Registrant's
Registration Statement on December 13, 1996 and incorporated by reference herein.

     11.  Filed  in   Post-Effective   Amendment  No.  23  to  the  Registrant's
Registration Statement on February 18, 1997 and incorporated by reference herein.

     12.  Filed  in   Post-Effective   Amendment  No.  25  to  the  Registrant's
Registration Statement on May 14, 1997 and incorporated by reference herein.

     13.  Filed  in   Post-Effective   Amendment  No.  28  to  the  Registrant's
Registration Statement on July 28, 1997 and
                  incorporated by reference herein.

     14.  Filed  in   Post-Effective   Amendment  No.  29  to  the  Registrant's
Registration Statement on August 29, 1997 and
                  incorporated by reference herein.


Item 25. Persons Controlled by or Under Common Control with Registrant.
                  --------------------------------------------------

                  Not Applicable

Item 26. Number of Holders of Securities.
                  -------------------------------

                  As of August 22, 1997, the number of shareholders of record of each Class of shares of each Series of the Registrant that was offered as of that date was as follows:


                                                     Class A      Class B        Class C      Class K      Class Y

------------------------------------------------------------------------------------

Munder Multi-Season Growth Fund                        500         1705           50           135          157
Munder Money Market Fund                                19           21           10             0           76
Munder Real Estate Equity                               70           62           32             2           56
  Investment Fund
Munder Mid-Cap Growth Fund                              18           17            5             1           16
Munder Value Fund                                       54           33           14             2           66
Munder International Bond Fund                           4            3            1             2            9
Munder Small-Cap Value Fund                             44           42           24             2           68
Munder Micro-Cap Equity Fund                            36           98            9             2           53
Munder Equity Selection Fund                             1            1            1             1            1
Munder Short Term Treasury Fund                          1            3            1             1            8
Munder All-Season Maintenance Fund                       1            1            0             0            2
Munder All-Season Development Fund                       2            1            0             0            6
Munder All-Season Accumulation Fund                      1            1            0             0           24

NetNet Fund - as of August 22, 1997, the NetNet Fund had 112 accounts open. Munder Financial Services Fund - As of the date of this filing, the Fund had not commenced operations.

Item 27. Indemnification.
                  -------------------

                  Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28. Business and Other Connections of Investment Advisor.
                  ------------------------------------------------------------

                            Munder Capital Management
                                                ------------------------------
                                                                      Position
         Name                                                      with Adviser
         ---------                                            -----------------


         Old MCM, Inc.                                                 Partner

         Munder Group LLC                                     Partner

         WAM Holdings, Inc.                                            Partner

         Woodbridge Capital Management, Inc.                  Partner

         Lee P. Munder                                                 President and Chief
                                                                       Executive Officer

         Leonard J. Barr, II                                           Senior Vice President and
                                                                       Director of Research

         Ann J. Conrad                                                 Vice President and Director of Special Equity Products

         Clark Durant                                                  Vice President and Co-Director of The Private Management
                                                                           Group

         Terry H. Gardner                                     Vice President and Chief Financial Officer

         Elyse G. Essick                                               Vice President and Director of Client Services

         Sharon E. Fayolle                                    Vice President and Director of Money Market Trading

         Otto G. Hinzmann                                     Vice President and Director of Equity Portfolio Management

         Anne K. Kennedy                                      Vice President and Director of Corporate Bond Trading

         Richard R. Mullaney                                           Vice President and Director of The Private Management Group

         Ann F. Putallaz                                               Vice President and Director of Fiduciary Services

         Peter G. Root                                                 Vice President and Director of Government Securities Trading

         Lisa A. Rosen                                                 General Counsel and Director of Mutual Fund Operations

         James C. Robinson                                    Executive Vice President and Chief Investment Officer/Fixed Income

         Gerald L. Seizert                                    Executive Vice President and Chief Investment Officer/Equity

         Paul D. Tobias                                                Executive Vice President and Chief Operating Officer

     For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. SEC File No. 801-32415.

Item 29. Principal Underwriters.
                  ---------------------------

         (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

  Harris Insight Funds Trust                         RCM Capital Funds, Inc.
 The Munder Funds Trust                               Monetta Fund, Inc.
  St. Clair Funds, Inc.                                         Monetta Trust
The Munder Framlington Funds Trust                   Burridge Funds
BJB Investment Funds                                 The JPM Series Trust
The PanAgora Institutional Funds                     The JPM Series Trust II
RCM Equity Funds, Inc.                               HT Insight Funds, Inc.
Waterhouse Investors Cash Management Fund, Inc.       /b/a Harris Insight Funds
The JPM Pierpont Funds                               The Brinson Funds
The JPM Institutional Funds                           WEBS Index Fund, Inc.
The Skyline Funds                                    The Montgomery Funds
Orbitex Group of Funds                               The Montgomery Funds II

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                 Director, President and Chief Executive Officer                - Marie E. Connolly
                 Executive Vice President                                       - Richard W. Ingram
                 Executive Vice President                                       - Donald R. Roberson
                 Senior Vice President, General Counsel,                        - John E. Pelletier
                 Secretary and Clerk
                 Senior Vice President                                          - Michael S. Petrucelli
                 Director, Senior Vice President, Treasurer and                 - Joseph F. Tower, III
                 Chief Financial Officer
                 Senior Vice President                                          - Paula R. David
                 Senior Vice President                                          - Bernard A. Whalen
                 Director                                                       - William J. Nutt

         (c)      Not Applicable

Item 30. Location of Accounts and Records.
                  ------------------------------------------

                  The  account  books  and  other   documents   required  to  be
maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

     (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

                  (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as Administrator and Transfer Agent)

     (3) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor)

     (4) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian)

     (5) Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005 (records relating to its function as fund counsel)

Item 31. Management Services.
                  --------------------------

                  Not Applicable.

Item 32. Undertakings.
                  ----------------

         (a)      Not Applicable.

         (b)      Not Applicable.

         (c) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

         (d) Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director or Directors when requested to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the shareholders' communications provisions of Section 16(c) of the Investment Company Act of 1940.

                                                              SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 31 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of October, 1997.

                                        The Munder Funds, Inc.

                                        By:          *
                                                 Lee P. Munder
                                                 President

*By:  /s/Julie A. Tedesco
       Julie A. Tedesco
       as Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

         Signatures                                  Title                                       Date


    *                                                President and Chief                         October 28, 1997
-------------------------
Lee P. Munder                                        Executive Officer


    *                                                Director                                    October 28, 1997
--------------------------
Charles W. Elliott


    *                                                Director                           October 28, 1997
-------------------------
Joseph E. Champagne


*                                                             Director                           October 28, 1997
---------------------
Thomas B. Bender


    *                                                Director                           October 28, 1997
-------------------------
Thomas D. Eckert


    *                                                Director                           October 28, 1997
-------------------------
John Rakolta, Jr.


    *                                                Director                           October 28, 1997
-------------------------
David J. Brophy






    *                                       Vice President,                                      October 28, 1997
-------------------------
Terry H. Gardner                    Treasurer and
                                            Chief Financial
                                            Officer


*        By:      /s/ Julie A. Tedesco
                  Julie A. Tedesco
                  as Attorney-in-Fact



     * The Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 23 filed with the Securities and Exchange Commission on February 18, 1997.

                                  EXHIBIT INDEX

         Exhibit
         Number                             Exhibit

                                            1(i) Form of Articles  Supplementary
                                            with  respect to the name changes of
                                            The  Munder  All-Season  Maintenance
                                            Fund,    The    Munder    All-Season
                                            Development   Fund  and  The  Munder
                                            All-Season  Accumulation Fund to The
                                            Munder All-Season Conservative Fund,
                                            The Munder All-Season  Moderate Fund
                                            and The Munder All-Season Aggressive
                                            Fund

           11(a)                            Consent of Ernst & Young LLP

     16                      Schedule for Computation of Performance Quotations

           17                               Financial Data Schedules